PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 51.6%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,560,000 $ 1,512,524
6.665% due 07/15/27  344,000 353,111
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 349,000 354,708
5.338% due 04/04/27 ~ 1,050,000 1,066,698
Mosaic Co.
4.050% due 11/15/27  600,000 598,457
3,885,498
Communications - 1.4%
AT&T, Inc.
2.950% due 07/15/26  1,060,000 1,050,432
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  1,560,000 1,536,188
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,471
4.620% due 07/16/28 ~ 1,260,000 1,272,662
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,090
3.200% due 03/15/27  1,200,000 1,183,366
Sprint LLC
7.625% due 03/01/26  1,250,000 1,252,822
T-Mobile USA, Inc.
2.625% due 04/15/26  1,075,000 1,066,418
7,622,449
Consumer, Cyclical - 4.2%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,128,000 1,128,408
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 1,525,000 1,528,172
5.202% (SOFR + 0.870%)
due 07/09/27 § 1,600,000 1,607,264
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,654
5.050% due 07/15/26  1,800,000 1,813,947
5.125% due 06/15/30  255,000 263,304
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 936,000 949,591
Ford Motor Credit Co. LLC
5.800% due 03/05/27  2,000,000 2,020,833
5.850% due 05/17/27  2,200,000 2,228,001
6.950% due 06/10/26  1,600,000 1,621,062
General Motors Financial Co., Inc.
1.500% due 06/10/26  1,100,000 1,079,526
2.350% due 02/26/27  1,900,000 1,851,493
5.400% due 05/08/27  1,480,000 1,505,753
6.000% due 01/09/28  780,000 808,035
Hyundai Capital America
2.750% due 09/27/26 ~ 1,560,000 1,537,645
5.650% due 06/26/26 ~ 1,080,000 1,090,274
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 508,780
Ross Stores, Inc.
0.875% due 04/15/26  1,060,000 1,040,913
22,642,655
a
Principal
Amount Value
Consumer, Non-Cyclical - 4.9%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  $ 1,760,000 $ 1,747,036
4.700% due 04/02/27  1,730,000 1,742,096
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  1,180,000 1,165,895
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,000,000 996,643
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,100,000 2,137,025
Centene Corp.
4.250% due 12/15/27  2,060,000 2,024,604
Cigna Group
3.400% due 03/01/27  1,780,000 1,763,655
CVS Health Corp.
1.300% due 08/21/27  1,500,000 1,421,445
2.875% due 06/01/26  1,580,000 1,565,677
6.250% due 06/01/27  1,270,000 1,310,569
HCA, Inc.
3.125% due 03/15/27  1,660,000 1,637,424
4.500% due 02/15/27  1,080,000 1,082,264
5.000% due 03/01/28 † 692,000 704,878
5.200% due 06/01/28  80,000 81,946
Humana, Inc.
1.350% due 02/03/27  1,020,000 982,069
3.950% due 03/15/27  1,600,000 1,595,443
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 492,000 495,299
6.125% due 07/27/27 ~ 500,000 516,122
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 711,000 723,116
Mars, Inc.
4.600% due 03/01/28 ~ 1,157,000 1,171,397
Philip Morris International, Inc.
4.125% due 04/28/28  1,500,000 1,503,121
26,367,724
Energy - 4.9%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,560,000 1,550,359
5.000% due 12/15/29 ~ 620,000 634,084
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  600,000 600,261
DCP Midstream Operating LP
5.625% due 07/15/27  1,808,000 1,847,375
Diamondback Energy, Inc.
5.200% due 04/18/27  1,660,000 1,684,539
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,570,000 1,594,501
5.300% due 04/05/29  1,340,000 1,384,076
5.900% due 11/15/26  1,600,000 1,628,548
Energy Transfer LP
6.050% due 12/01/26  1,160,000 1,181,985
EQT Corp.
3.125% due 05/15/26 ~ 480,000 475,698
3.900% due 10/01/27  1,463,000 1,453,891
Hess Corp.
4.300% due 04/01/27  1,680,000 1,686,266
Northwest Pipeline LLC
4.000% due 04/01/27  1,760,000 1,756,620
Occidental Petroleum Corp.
5.000% due 08/01/27  2,200,000 2,225,707

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ONEOK, Inc.
4.000% due 07/13/27  $ 1,300,000 $ 1,296,369
4.250% due 09/24/27  1,720,000 1,722,608
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  594,000 573,693
4.500% due 12/15/26  1,600,000 1,603,259
Western Midstream Operating LP
4.650% due 07/01/26  1,680,000 1,681,748
26,581,587
Financial - 30.5%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,600,000 1,631,315
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  1,650,000 1,636,747
3.650% due 07/21/27  1,600,000 1,586,076
6.100% due 01/15/27  1,500,000 1,532,678
6.450% due 04/15/27  1,150,000 1,186,581
American Express Co.
5.098% due 02/16/28  1,640,000 1,662,204
5.389% due 07/28/27  40,000 40,390
American Tower Corp.
3.375% due 10/15/26  1,500,000 1,489,516
3.600% due 01/15/28  540,000 533,519
Aon North America, Inc.
5.125% due 03/01/27  600,000 608,589
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,081,000 1,070,074
5.450% due 09/09/28 ~ 317,000 319,556
5.700% due 03/15/28  1,061,000 1,076,099
Arthur J Gallagher & Co.
4.600% due 12/15/27  460,000 464,704
Athene Global Funding
1.608% due 06/29/26 ~ 900,000 883,431
4.860% due 08/27/26 ~ 500,000 503,390
4.950% due 01/07/27 ~ 2,100,000 2,118,843
5.516% due 03/25/27 ~ 120,000 122,237
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,983
4.950% due 01/15/28 ~ 2,923,000 2,953,379
6.375% due 05/04/28 ~ 500,000 521,702
Bank of America Corp.
3.559% due 04/23/27  1,760,000 1,753,266
3.824% due 01/20/28  1,780,000 1,772,011
4.948% due 07/22/28  1,180,000 1,197,175
5.819% due 09/15/29  1,640,000 1,715,347
5.933% due 09/15/27 † 1,760,000 1,789,484
Bank of Montreal (Canada)
4.567% due 09/10/27  1,720,000 1,726,224
5.266% due 12/11/26  600,000 608,257
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,720,000 1,729,658
4.936% (SOFR + 0.760%)
due 09/15/28 § † 1,610,000 1,611,320
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,400,000 1,369,025
4.837% due 09/10/28  1,300,000 1,313,585
5.501% due 08/09/28  790,000 807,145
5.674% due 03/12/28  1,600,000 1,631,398
5.829% due 05/09/27  1,800,000 1,816,124
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,879
a
Principal
Amount Value
BNP Paribas SA (France)
1.675% due 06/30/27 ~ $ 1,500,000 $ 1,470,277
4.792% due 05/09/29 ~ 1,060,000 1,070,158
Brown & Brown, Inc.
4.600% due 12/23/26  489,000 491,731
4.700% due 06/23/28  272,000 274,744
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,050,000 1,066,588
Capital One Financial Corp.
1.878% due 11/02/27  1,560,000 1,520,187
7.149% due 10/29/27  1,570,000 1,617,266
Citigroup, Inc.
1.122% due 01/28/27  1,680,000 1,662,775
1.462% due 06/09/27  1,680,000 1,648,425
3.070% due 02/24/28  1,600,000 1,575,720
Citizens Bank NA
4.575% due 08/09/28  1,000,000 1,006,326
Corebridge Financial, Inc.
3.650% due 04/05/27  1,660,000 1,646,430
Corebridge Global Funding
4.900% due 01/07/28 ~ 245,000 249,252
5.750% due 07/02/26 ~ 560,000 566,810
Crown Castle, Inc.
1.050% due 07/15/26  500,000 487,670
3.700% due 06/15/26  1,400,000 1,394,510
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 2,000,000 1,949,407
4.298% due 04/01/28 ~ 1,300,000 1,301,520
5.427% due 03/01/28 ~ 700,000 712,160
Deutsche Bank AG (Germany)
2.311% due 11/16/27  1,600,000 1,565,174
5.371% due 09/09/27  600,000 615,157
5.373% due 01/10/29  1,350,000 1,379,240
5.706% due 02/08/28  1,150,000 1,171,057
7.146% due 07/13/27  1,150,000 1,174,716
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,708,000 1,729,169
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 1,060,000 1,037,817
1.400% due 08/27/27 ~ 1,060,000 1,008,967
4.875% due 11/19/27 ~ 1,200,000 1,218,609
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 845,000 877,932
Goldman Sachs Bank USA
5.283% due 03/18/27  1,560,000 1,567,289
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,560,000 1,523,481
2.640% due 02/24/28  1,560,000 1,527,475
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 494,000 491,554
5.300% due 06/05/27 ~ 662,000 665,871
5.450% due 01/14/28  1,500,000 1,513,945
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,050,000 1,072,291
5.887% due 08/14/27  1,800,000 1,824,452
7.390% due 11/03/28  1,800,000 1,911,917
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,130,000 1,135,266
Huntington National Bank
5.048% (SOFR + 0.720%)
due 04/12/28 § 1,311,000 1,308,829
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,117,000 1,132,102

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ $ 1,600,000 $ 1,590,649
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,525
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 474,000 478,149
5.298% (SOFR + 0.970%)
due 01/14/28 ~ § 1,500,000 1,506,130
5.550% due 07/02/27 ~ 1,700,000 1,737,760
JPMorgan Chase & Co.
2.069% due 06/01/29  1,970,000 1,869,671
2.182% due 06/01/28  1,680,000 1,628,793
2.947% due 02/24/28  1,700,000 1,673,697
5.012% due 01/23/30  1,680,000 1,721,354
5.040% due 01/23/28  790,000 799,093
Lloyds Banking Group PLC (United Kingdom)
5.245% (SOFR + 1.060%)
due 06/13/29 § 1,600,000 1,606,852
5.462% due 01/05/28  1,600,000 1,624,234
5.871% due 03/06/29  770,000 799,050
LPL Holdings, Inc.
4.900% due 04/03/28  550,000 556,079
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,763,648
5.414% due 09/13/28  1,600,000 1,639,090
Morgan Stanley
3.591% due 07/22/28 § 1,880,000 1,860,531
3.772% due 01/24/29  1,680,000 1,665,620
5.652% due 04/13/28  1,570,000 1,605,482
5.656% due 04/18/30  1,640,000 1,712,921
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  1,200,000 1,177,581
3.073% due 05/22/28  1,800,000 1,768,769
5.333% (SOFR + 1.100%)
due 05/23/29 § 1,580,000 1,587,157
5.516% due 09/30/28  1,400,000 1,435,453
PNC Financial Services Group, Inc.
5.102% due 07/23/27  800,000 805,465
5.300% due 01/21/28  1,860,000 1,887,907
6.615% due 10/20/27  2,100,000 2,151,606
RGA Global Funding
4.350% due 08/25/28 ~ 1,590,000 1,592,587
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,169,000 1,189,483
Santander Holdings USA, Inc.
3.244% due 10/05/26  1,040,000 1,030,012
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,580,000 1,606,825
5.500% due 04/13/29 ~ 200,000 204,272
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 601,131
4.568% due 12/17/26  1,600,000 1,609,190
5.264% due 12/11/26  1,040,000 1,054,706
5.532% due 07/17/26  40,000 40,452
Truist Financial Corp.
1.125% due 08/03/27  1,700,000 1,612,841
1.267% due 03/02/27  1,109,000 1,095,320
4.873% due 01/26/29  1,060,000 1,076,094
5.435% due 01/24/30  80,000 82,792
6.047% due 06/08/27  1,730,000 1,750,329
U.S. Bancorp
3.100% due 04/27/26  50,000 49,734
6.787% due 10/26/27  1,660,000 1,704,670
a
Principal
Amount Value
U.S. Bank NA
5.161% (SOFR + 0.910%)
due 05/15/28 § $ 1,600,000 $ 1,606,799
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 610,243
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 197,998
1.494% due 08/10/27 ~ 1,700,000 1,660,166
6.442% due 08/11/28 ~ 2,000,000 2,078,458
VICI Properties LP
4.750% due 02/15/28  1,640,000 1,654,123
4.750% due 04/01/28  87,000 87,954
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,340,000 1,335,319
Wells Fargo & Co.
2.393% due 06/02/28  1,580,000 1,536,229
3.196% due 06/17/27  1,600,000 1,588,872
3.526% due 03/24/28  1,520,000 1,506,631
4.900% due 01/24/28  1,098,000 1,108,230
5.707% due 04/22/28  1,810,000 1,852,521
6.303% due 10/23/29  660,000 699,193
Western Union Co.
1.350% due 03/15/26  1,060,000 1,044,986
165,745,603
Industrial - 0.9%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 466,000 468,985
Boeing Co.
2.196% due 02/04/26  1,100,000 1,091,808
3.100% due 05/01/26  500,000 496,740
6.259% due 05/01/27  670,000 689,645
CNH Industrial Capital LLC
1.450% due 07/15/26  1,060,000 1,037,550
4.500% due 10/08/27  600,000 603,959
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 671,398
5,060,085
Technology - 1.3%
Broadcom, Inc.
4.150% due 02/15/28  640,000 641,801
5.050% due 07/12/27  540,000 549,430
Dell International LLC/EMC Corp.
due 02/15/29 # 366,000 365,206
4.900% due 10/01/26  1,660,000 1,669,656
Marvell Technology, Inc.
1.650% due 04/15/26  600,000 591,315
Micron Technology, Inc.
5.327% due 02/06/29  770,000 793,560
6.750% due 11/01/29  490,000 532,774
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  355,000 355,589
VMware LLC
1.400% due 08/15/26  1,540,000 1,506,131
7,005,462
Utilities - 2.8%
AES Corp.
1.375% due 01/15/26  1,660,000 1,644,850
5.450% due 06/01/28  60,000 61,467
Cleco Corporate Holdings LLC
3.743% due 05/01/26  560,000 556,794

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dominion Energy, Inc.
1.450% due 04/15/26  $ 1,900,000 $ 1,871,633
2.850% due 08/15/26  760,000 752,221
DTE Energy Co.
4.875% due 06/01/28  965,000 981,976
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ 1,090,000 1,070,390
4.125% due 09/30/28 ~ 442,000 440,924
Exelon Corp.
2.750% due 03/15/27  1,660,000 1,628,015
FirstEnergy Corp.
3.900% due 07/15/27  1,600,000 1,590,579
FirstEnergy Transmission LLC
4.550% due 01/15/30  500,000 503,547
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  717,000 724,936
NiSource, Inc.
5.250% due 03/30/28  660,000 677,563
Pacific Gas & Electric Co.
5.450% due 06/15/27  700,000 712,059
Pinnacle West Capital Corp.
4.900% due 05/15/28  246,000 250,043
Southern Co.
5.500% due 03/15/29  40,000 41,610
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,618,000 1,628,512
15,137,119
Total Corporate Bonds & Notes
    (Cost $277,272,992) 280,048,182
MORTGAGE-BACKED SECURITIES - 4.3%
Collateralized Mortgage Obligations - Commercial - 4.3%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § 1,150,000 1,157,658
Bank
4.285% due 11/15/61 § 213,674 213,266
Benchmark Mortgage Trust
3.042% due 08/15/52  324,616 317,865
BLP Commercial Mortgage Trust
5.492% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,157
BX Commercial Mortgage Trust
4.935% (SOFR + 0.784%)
due 06/15/38 ~ § 1,220,419 1,219,845
5.443% (SOFR + 1.293%)
due 12/15/39 ~ § 974,607 978,183
5.542% (SOFR + 1.392%)
due 03/15/41 ~ § 1,285,731 1,287,931
5.592% (SOFR + 1.442%)
due 02/15/39 ~ § 928,963 930,851
5.594% (SOFR + 1.443%)
due 04/15/40 ~ § 893,507 896,421
5.791% (SOFR + 1.641%)
due 05/15/41 ~ § 760,415 762,370
5.912% (SOFR + 1.761%)
due 12/09/40 ~ § 895,011 897,260
BX Trust
4.900% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,864
a
Principal
Amount Value
5.294% (SOFR + 1.144%)
due 03/15/30 ~ § $ 1,571,869 $ 1,570,277
5.300% (SOFR + 1.150%)
due 02/15/35 ~ § 877,000 876,122
5.544% (SOFR + 1.393%)
due 03/15/30 ~ § 162,367 162,191
5.592% (SOFR + 1.442%)
due 04/15/41 ~ § 799,679 802,587
5.641% (SOFR + 1.491%)
due 04/15/37 ~ § 172,159 172,364
COMM Mortgage Trust
3.317% due 09/10/50  624,233 619,852
DBGS Mortgage Trust
4.302% due 10/15/51  114,311 114,582
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,748
ELP Commercial Mortgage Trust
4.966% (SOFR + 0.815%)
due 11/15/38 ~ § 1,119,671 1,118,902
Extended Stay America Trust
due 10/15/42 # ~ § 740,000 740,463
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 1,727,029 1,728,372
GS Mortgage Securities Trust
4.106% due 07/10/51 § 86,623 86,298
HAVN Trust
due 10/15/27 # ~ § 80,000 80,100
Hilton USA Trust
4.333% due 11/05/38 ~ § 359,000 356,873
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  230,708 229,463
Morgan Stanley Bank of America Merrill Lynch
Trust
3.514% due 12/15/49  434,403 432,092
Morgan Stanley Capital I Trust
1.925% due 07/15/53  584,028 548,848
SREIT Trust
4.995% (SOFR + 0.845%)
due 11/15/38 ~ § 348,958 348,721
5.344% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,834
TCO Commercial Mortgage Trust
5.393% (SOFR + 1.243%)
due 12/15/39 ~ § 169,000 169,406
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  1,701,343 1,684,090
3.063% due 12/15/52  48,923 47,948
3.212% due 09/15/50  300,492 297,694
3.933% due 03/15/52  1,842,086 1,831,363
5.270% due 03/15/38 ~ § 301,000 302,371
23,361,232
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 75,728 74,195
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 227,400 222,192
296,387
Total Mortgage-Backed Securities
    (Cost $23,529,557) 23,657,619

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 18.5%
Automobile Other - 1.7%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ $ 485,000 $ 484,387
Exeter Automobile Receivables Trust
4.400% due 05/15/30  875,000 878,926
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  425,000 428,886
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 490,000 493,854
4.910% due 03/15/30 ~ 820,000 830,257
5.122% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,182
5.522% (SOFR + 1.150%)
due 06/15/28 ~ § 990,000 995,265
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,045,000 1,055,343
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,107,927 1,117,862
5.038% due 07/25/31 ~ 106,315 107,355
5.121% due 12/29/32 ~ 790,149 796,563
5.185% due 07/25/31 ~ 450,065 454,266
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,345,000 1,347,654
9,120,800
Automobile Sequential - 6.5%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,340,000 1,350,569
4.590% due 03/15/34 ~ 1,075,000 1,082,073
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 700,000 698,657
4.770% due 02/20/29 ~ 1,638,000 1,659,544
4.800% due 08/20/29 ~ 205,000 207,909
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,095,000 1,103,932
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,425
CarMax Auto Owner Trust
4.840% due 01/15/30  45,000 45,712
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,280,000 1,278,367
4.550% due 08/12/30  785,000 792,690
4.640% due 01/10/30  395,000 397,787
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 1,580,000 1,597,356
4.510% due 02/22/28 ~ 1,520,000 1,528,436
4.820% due 02/20/29 ~ 805,000 818,360
5.060% due 03/20/31 ~ 150,000 153,426
5.160% due 09/20/30 ~ 150,000 152,949
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,650,000 1,667,448
4.610% due 08/15/29  25,000 25,303
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  845,000 857,917
5.122% (SOFR + 0.750%)
due 04/15/29 ~ § 730,000 732,166
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  2,150,000 2,170,144
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 146,115
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ $ 100,000 $ 101,507
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  1,695,000 1,714,468
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 695,000 703,111
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,480,000 1,494,933
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  30,000 30,416
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,075,000 1,083,949
4.740% due 01/16/29  315,000 316,467
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 950,000 958,474
4.750% due 07/22/30 ~ 2,565,000 2,596,134
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 1,480,000 1,482,689
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,475,000 1,491,709
USB Auto Owner Trust
4.490% due 06/17/30 ~ 385,000 389,090
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,450
Wheels Fleet Lease Funding 1 LLC
4.410% due 05/18/40 ~ 1,570,000 1,579,857
4.570% due 01/18/40 ~ 1,600,000 1,614,181
World Omni Auto Receivables Trust
4.730% due 03/15/30  890,000 900,977
World Omni Select Auto Trust
4.080% due 08/15/31  225,000 224,761
35,321,458
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,612
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,900,000 1,924,094
5.530% due 05/15/29 ~ 1,315,000 1,330,336
WF Card Issuance Trust
4.340% due 05/15/30  1,445,000 1,461,607
4,898,649
Other Asset-Backed Securities - 9.4%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 327,491 328,205
5.220% due 12/17/29 ~ 24,032 24,055
Allegro CLO XV Ltd. (Cayman)
5.275% (SOFR + 0.950%)
due 04/20/38 ~ § 1,300,000 1,301,582
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 770,000 777,656
ARES LIV CLO Ltd. (Cayman)
5.411% (SOFR + 1.100%)
due 07/15/38 ~ § 1,040,000 1,041,059
Bain Capital Credit CLO Ltd. (Cayman)
5.335% (SOFR + 1.150%)
due 04/20/34 ~ § 1,570,000 1,572,931
5.482% (SOFR + 1.150%)
due 04/22/35 ~ § 1,300,000 1,302,597
Barings CLO Ltd. (Cayman)
5.465% (SOFR + 1.140%)
due 01/20/36 ~ § 1,000,000 1,000,996
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,989,485 2,001,206

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bowling Green Park CLO LLC
5.269% (SOFR + 1.000%)
due 04/18/35 ~ § $ 444,000 $ 445,692
Buckhorn Park CLO Ltd. (Cayman)
5.399% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,278
CCG Receivables Trust
4.480% due 10/14/32 ~ 105,000 105,623
Cedar Funding VI CLO Ltd. (Cayman)
5.637% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,247
Dext ABS LLC
4.590% due 08/16/27 ~ 375,000 375,806
4.770% due 08/15/35 ~ 530,000 535,706
DLLAA LLC
4.950% due 09/20/29 ~ 1,255,000 1,279,974
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,309
Dryden 68 CLO Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,278
Flatiron CLO 19 Ltd. (Cayman)
5.365% (SOFR + 1.180%)
due 11/16/34 ~ § 1,326,684 1,328,657
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 1,371,000 1,372,205
Flatiron RR CLO 22 LLC
5.228% (SOFR + 0.910%)
due 10/15/34 ~ § 2,140,000 2,138,930
Green Lakes Park CLO LLC
5.268% (SOFR + 0.950%)
due 01/25/38 ~ § 1,333,333 1,333,991
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 114,742 115,208
Harriman Park CLO Ltd. (Cayman)
5.332% (SOFR + 1.000%)
due 07/20/38 ~ § 780,000 781,158
Hartwick Park CLO Ltd. (Jersey)
5.485% (SOFR + 1.160%)
due 01/20/37 ~ § 500,000 500,553
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,100,000 2,116,389
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 1,080,000 1,080,000
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,560,000 2,599,868
5.260% due 11/15/28 ~ 150,000 152,892
M&T Equipment Notes
4.700% due 12/16/27 ~ 625,000 629,691
Madison Park Funding XLV Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,375
Madison Park Funding XXVII Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 04/20/38 ~ § 1,650,000 1,651,710
Magnetite XXVI Ltd. (Cayman)
5.218% (SOFR + 0.900%)
due 01/25/38 ~ § 2,200,000 2,202,099
Marlette Funding Trust
4.750% due 07/16/35 ~ 98,549 98,724
4.950% due 07/16/35 ~ 1,300,000 1,306,335
a
Principal
Amount Value
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § $ 1,108,000 $ 1,109,347
Oportun Issuance Trust
4.490% due 07/08/33 ~ 325,000 326,480
4.880% due 05/09/33 ~ 720,000 725,154
Palmer Square Loan Funding Ltd. (Cayman)
5.011% (SOFR + 0.800%)
due 02/15/33 ~ § 414,870 412,655
5.314% (SOFR + 1.080%)
due 08/08/32 ~ § 1,134,371 1,136,760
5.418% (SOFR + 1.100%)
due 04/15/31 ~ § 712,186 712,962
5.718% (SOFR + 1.400%)
due 04/15/31 ~ § 1,502,000 1,505,001
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 220,000 221,767
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ 410,000 411,080
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 120,000 121,007
RCKT Trust
4.900% due 07/25/34 ~ 111,578 111,852
Reach ABS Trust
4.930% due 08/18/32 ~ 344,871 346,334
SoFi Consumer Loan Program Trust
4.470% due 08/15/34 ~ 380,000 380,881
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,700,000 2,736,908
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,620,000 1,621,773
Valley Stream Park CLO Ltd. (Jersey)
5.515% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 251,100
Verdant Receivables LLC
4.850% due 03/13/28 ~ 165,000 165,955
Verizon Master Trust
4.510% due 03/20/30  1,270,000 1,281,296
4.620% due 11/20/30  260,000 263,572
4.710% due 01/21/31  1,250,000 1,272,330
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,309,000 1,315,271
Voya CLO Ltd. (Cayman)
5.275% (SOFR + 0.950%)
due 04/20/38 ~ § 1,476,923 1,478,720
5.325% (SOFR + 1.000%)
due 01/20/38 ~ § 464,286 464,711
50,928,901
Total Asset-Backed Securities
    (Cost $99,625,519) 100,269,808
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 26,983,800 26,929,495
4.250% due 03/15/27 ‡ 26,586,300 26,805,429
53,734,924
Total U.S. Treasury Obligations
    (Cost $53,372,289) 53,734,924

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 14.4%
U.S. Treasury Bills - 14.4%
3.950% due 12/26/25  $ 37,000,000 $ 36,659,951
4.035% due 10/28/25 ‡ 41,409,000 41,283,543
77,943,494
Total Short-Term Investments
(Cost $77,935,334) 77,943,494
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $531,735,691) 535,654,027
Shares
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 585,744 585,744
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$995,219; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $1,015,124) $ 995,103 995,103
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$906,611; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $923,865) 905,136 905,136
1,900,239
Total Securities Lending Collateral
(Cost $2,485,983) 2,485,983
a
TOTAL INVESTMENTS - 99.2%
(Cost $534,221,674) 538,140,010
DERIVATIVES - (0.7%) (3,687,775)
OTHER ASSETS & LIABILITIES, NET - 1.5% 8,009,026
NET ASSETS - 100.0% $ 542,461,261
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/25 576 $ 119,919,271 $ 120,037,500 ( $ 118,229 )
CBOT 5 Year U.S. Treasury Notes 12/25 44 4,794,206 4,804,594 (10,388)
Total Futures Contracts ( $ 128,617 )

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of September 30, 2025, swap agreements outstanding were as follows:
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.500% S GSC 11/17/25 $ 82,480,986 ( $ 538,511 ) $ – ( $ 538,511 )
iShares Core U.S. Aggregate Bond ETF SOFR + 0.380% S JPM 11/17/25 94,699,325 (613,548) – (613,548)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.170% S JPM 04/15/26 134,781,200 (861,441) – (861,441)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S JPM 07/15/26 47,709,147 (304,531) – (304,531)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.140% S JPM 07/15/26 88,892,430 (590,668) – (590,668)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.160% S JPM 10/15/26 97,776,162 (650,459) – (650,459)
( $ 3,559,158 ) $ – ( $ 3,559,158 )
Total Swap Agreements ( $ 3,559,158 ) $ – ( $ 3,559,158 )

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 43.5%
Communications - 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  $ 1,250,000 $ 912,512
Comcast Corp.
6.050% due 05/15/55 † 300,000 310,255
Verizon Communications, Inc.
3.400% due 03/22/41  500,000 395,279
1,618,046
Consumer, Cyclical - 4.0%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  2,397,650 2,324,449
3.600% due 03/22/29  2,144,667 2,103,676
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  474,500 453,958
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 1,041,190 1,004,251
British Airways Pass-Through Trust Class AA
(United Kingdom)
3.300% due 06/15/34 ~ 2,126,864 2,015,199
Delta Air Lines Pass-Through Trust Class AA
3.625% due 01/30/29  225,519 222,505
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 31 31
Ford Motor Credit Co. LLC
4.125% due 08/17/27  700,000 688,691
Hyundai Capital America
4.500% due 09/18/30 ~ 400,000 398,270
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,250,000 1,221,792
QXO Building Products, Inc.
6.750% due 04/30/32 ~ 325,000 337,316
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,071,416
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29 † 300,353 285,418
5.800% due 07/15/37  466,486 484,117
United Airlines Pass-Through Trust Class AA
4.150% due 02/25/33  475,844 465,376
13,076,465
Consumer, Non-Cyclical - 2.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.450% due 01/23/39  1,500,000 1,550,539
Block, Inc.
2.750% due 06/01/26  2,000,000 1,975,325
CVS Health Corp.
5.450% due 09/15/35  600,000 610,838
6.200% due 09/15/55  550,000 566,465
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 550,000 578,326
Keurig Dr. Pepper, Inc.
5.150% due 05/15/35 † 750,000 743,302
Laboratory Corp. of America Holdings
4.800% due 10/01/34  800,000 794,155
Mars, Inc.
5.200% due 03/01/35 ~ 1,000,000 1,022,656
5.700% due 05/01/55 ~ 500,000 506,833
a
Principal
Amount Value
UnitedHealth Group, Inc.
5.750% due 07/15/64  $ 1,250,000 $ 1,245,471
9,593,910
Energy - 3.8%
Colonial Enterprises, Inc.
5.627% due 11/15/35 ~ 875,000 882,246
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  900,000 887,858
Energy Transfer LP
5.000% due 05/15/44  1,500,000 1,333,399
6.500% due 11/15/26  750,000 755,482
6.500% due 02/15/56  750,000 747,219
7.375% due 02/01/31 ~ 1,000,000 1,044,545
Gulfstream Natural Gas System LLC
5.600% due 07/23/35 ~ 350,000 358,808
MPLX LP
5.000% due 01/15/33  550,000 548,901
5.650% due 03/01/53  1,000,000 944,845
ONEOK, Inc.
4.950% due 10/15/32  850,000 849,919
Petroleos Mexicanos (Mexico)
6.500% due 03/13/27  1,750,000 1,773,048
6.875% due 08/04/26 † 1,500,000 1,520,776
Plains All American Pipeline LP/PAA Finance
Corp.
5.600% due 01/15/36  950,000 962,427
12,609,473
Financial - 21.4%
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/32 ~ 300,000 309,151
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.500% due 01/31/56  750,000 774,457
Agree LP
5.600% due 06/15/35  450,000 469,640
Allianz SE (Germany)
6.550% due 10/30/33 ~ 400,000 413,324
American International Group, Inc.
5.450% due 05/07/35  1,445,000 1,506,214
Arthur J Gallagher & Co.
5.150% due 02/15/35  600,000 607,522
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  461,000 482,909
Athene Holding Ltd.
6.625% due 05/19/55  1,125,000 1,205,037
Atlas Warehouse Lending Co. LP
6.250% due 01/15/30 ~ 1,250,000 1,285,816
Aviation Capital Group LLC
4.800% due 10/24/30 ~ 750,000 749,634
5.125% due 04/10/30 ~ 350,000 355,695
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 10/15/32 ~ 1,000,000 988,286
Banco Mercantil del Norte SA (Mexico)
8.375% due 10/14/30 ~ † 907,000 970,525
8.375% due 05/20/31 ~ 900,000 948,780
Banco Santander SA (Spain)
6.033% due 01/17/35  650,000 698,897
Bank of America Corp.
2.482% due 09/21/36  2,250,000 1,953,924
5.162% due 01/24/31  200,000 206,478
5.511% due 01/24/36  750,000 784,313

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bank of Nova Scotia (Canada)
7.350% due 04/27/85  $ 950,000 $ 992,528
Barclays PLC (United Kingdom)
5.785% due 02/25/36  400,000 417,662
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
8.125% due 01/08/39 ~ 2,000,000 2,181,992
BNP Paribas SA (France)
5.786% due 01/13/33 ~ 1,400,000 1,470,355
7.450% due 06/27/35 ~ † 300,000 313,454
BPCE SA (France)
6.027% due 05/28/36 ~ 500,000 526,849
6.293% due 01/14/36 ~ 750,000 802,977
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,500,000 1,569,754
Broadstone Net Lease LLC
5.000% due 11/01/32  400,000 397,787
Brown & Brown, Inc.
5.550% due 06/23/35  700,000 720,630
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ 400,000 407,540
Capital One Financial Corp.
6.183% due 01/30/36 † 1,250,000 1,297,153
Citigroup, Inc.
5.174% due 09/11/36  750,000 757,903
5.411% due 09/19/39  1,000,000 1,003,750
6.020% due 01/24/36  450,000 471,630
Credit Agricole SA (France)
4.818% due 09/25/33 ~ 650,000 646,217
5.862% due 01/09/36 ~ 500,000 525,922
7.125% due 09/23/35 ~ 800,000 817,701
Danske Bank AS (Denmark)
4.420% due 09/12/31 ~ 1,000,000 990,946
Extra Space Storage LP
5.400% due 02/01/34  1,000,000 1,029,688
Fairfax Financial Holdings Ltd. (Canada)
6.500% due 05/20/55 ~ 600,000 645,819
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32 † 2,600,000 2,341,279
5.625% due 09/15/34  500,000 506,482
Goldman Sachs Group, Inc.
2.615% due 04/22/32  250,000 226,875
5.218% due 04/23/31  1,750,000 1,810,050
5.536% due 01/28/36  700,000 731,029
High Street Funding Trust III
5.807% due 02/15/55 ~ † 900,000 900,828
Host Hotels & Resorts LP
2.900% due 12/15/31  1,400,000 1,246,600
HSBC Holdings PLC (United Kingdom)
5.450% due 03/03/36  650,000 671,020
6.950% due 08/27/31  300,000 314,011
JPMorgan Chase & Co.
4.946% due 10/22/35  1,000,000 1,008,921
5.294% due 07/22/35  1,250,000 1,291,547
5.572% due 04/22/36  1,200,000 1,265,473
5.576% due 07/23/36 † 700,000 726,185
6.500% due 04/01/30  500,000 518,122
Kilroy Realty LP
5.875% due 10/15/35  950,000 963,493
6.250% due 01/15/36  500,000 517,613
Kite Realty Group LP
5.200% due 08/15/32 † 600,000 611,817
a
Principal
Amount Value
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ † $ 1,000,000 $ 630,634
LPL Holdings, Inc.
5.150% due 06/15/30  1,200,000 1,221,871
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 1,000,000 998,359
MetLife, Inc.
6.350% due 03/15/55  200,000 212,679
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.188% due 09/12/36  950,000 965,735
Morgan Stanley
2.484% due 09/16/36  2,000,000 1,737,756
5.664% due 04/17/36  800,000 844,428
5.831% due 04/19/35  1,500,000 1,599,604
Nordea Bank Abp (Finland)
6.750% due 11/10/33 ~ 800,000 812,427
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/47 ~ 1,500,000 1,166,347
6.170% due 05/29/55 ~ 900,000 969,317
Peachtree Corners Funding Trust II
6.012% due 05/15/35 ~ 400,000 420,118
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  1,000,000 986,516
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 400,000 410,822
Royal Bank of Canada (Canada)
6.350% due 11/24/84  800,000 790,278
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.246% due 07/08/36  800,000 820,339
Toronto-Dominion Bank (Canada)
6.350% due 10/31/85  1,000,000 1,003,545
UBS Group AG (Switzerland)
6.850% due 09/10/29 ~ 500,000 517,472
7.750% due 04/12/31 ~ † 1,500,000 1,621,380
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 2,200,000 2,179,156
Wells Fargo & Co.
5.605% due 04/23/36  1,100,000 1,154,824
Westpac Banking Corp. (Australia)
5.618% due 11/20/35 † 1,250,000 1,289,751
70,703,562
Industrial - 2.2%
Amcor Flexibles North America, Inc.
5.500% due 03/17/35 † 600,000 618,325
Avolon Holdings Funding Ltd. (Ireland)
4.900% due 10/10/30 ~ 600,000 603,587
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 750,000 777,482
Boeing Co.
6.528% due 05/01/34  500,000 553,130
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,877,773
Weir Group, Inc. (United Kingdom)
5.350% due 05/06/30 ~ 900,000 926,129
Westinghouse Air Brake Technologies Corp.
5.500% due 05/29/35  1,050,000 1,088,085
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 650,000 678,342
7,122,853

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Technology - 2.0%
Fair Isaac Corp.
6.000% due 05/15/33 ~ $ 755,000 $ 766,282
Fiserv, Inc.
5.150% due 08/12/34 † 250,000 253,104
Hewlett Packard Enterprise Co.
5.000% due 10/15/34  350,000 347,407
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,250,000 1,136,925
MSCI, Inc.
5.250% due 09/01/35  700,000 706,061
Oracle Corp.
5.200% due 09/26/35  650,000 653,827
5.500% due 08/03/35  500,000 514,731
5.500% due 09/27/64  750,000 687,395
Paychex, Inc.
5.600% due 04/15/35  500,000 523,742
Roper Technologies, Inc.
4.900% due 10/15/34  1,000,000 1,001,627
6,591,101
Utilities - 6.7%
AES Corp.
5.800% due 03/15/32 † 1,350,000 1,398,381
American Electric Power Co., Inc.
5.800% due 03/15/56 † 1,000,000 998,996
DTE Electric Co.
5.250% due 05/15/35  450,000 463,395
DTE Energy Co.
5.850% due 06/01/34  1,250,000 1,328,888
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 1,009,487
Duke Energy Progress NC Storm Funding LLC
2.387% due 07/01/39  2,650,000 2,269,256
Edison International
5.000% due 12/15/26  1,100,000 1,044,986
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,250,000 850,043
National Grid PLC (United Kingdom)
5.809% due 06/12/33  750,000 800,072
Nevada Power Co.
5.900% due 05/01/53  1,250,000 1,275,412
NiSource, Inc.
6.950% due 11/30/54  750,000 782,351
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54  1,250,000 1,245,958
PacifiCorp
7.375% due 09/15/55  750,000 790,738
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 978,055
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  642,229 634,089
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  1,000,000 909,201
RWE Finance U.S. LLC (Germany)
5.125% due 09/18/35 ~ 1,250,000 1,233,756
Sempra
4.125% due 04/01/52  1,250,000 1,219,341
6.400% due 10/01/54  1,050,000 1,074,365
Texas Electric Market Stabilization Funding N
LLC
4.265% due 08/01/36 ~ 835,155 834,140
a
Principal
Amount Value
Vistra Operations Co. LLC
6.950% due 10/15/33 ~ $ 850,000 $ 948,685
22,089,595
Total Corporate Bonds & Notes
    (Cost $141,984,557) 143,405,005
SENIOR LOAN NOTES - 7.7%
Communications - 0.3%
CommScope, Inc.
due 12/17/29 ∞ 1,000,000 1,013,000
Consumer, Cyclical - 0.8%
Caesars Entertainment, Inc. Term B1
6.413% (SOFR + 2.250%)
due 02/06/31 § 476,404 475,987
Peer Holding III BV Term B
due 09/27/32 ± ∞ 1,250,000 1,253,125
SkyMiles IP Ltd. Term B
due 10/20/28 ∞ 750,000 751,641
2,480,753
Consumer, Non-Cyclical - 1.3%
Allied Universal Holdco LLC Term B
7.513% (SOFR + 3.250%)
due 08/20/32 § 1,250,000 1,255,753
Froneri U.S., Inc. Term B4
6.197% (SOFR + 2.000%)
due 09/30/31 § 748,120 743,538
Grant Thornton Advisors LLC Term B
6.663% (SOFR + 2.500%)
due 06/02/31 § 988,791 983,434
Medline Borrower LP Term B
due 10/23/28 ∞ 748,125 748,931
Primo Brands Corp. Term B
6.252% (SOFR + 2.250%)
due 03/31/28 § 249,372 249,617
Wand NewCo 3, Inc. Term B2
6.663% (SOFR + 2.500%)
due 01/30/31 § 444,311 443,165
4,424,438
Energy - 0.5%
Colossus Acquireco LLC Term B
5.870% (SOFR + 1.750%)
due 07/30/32 § 1,500,000 1,493,063
Financial - 0.4%
HUB International Ltd. Term B
6.575% (SOFR + 1.750%)
due 06/20/30 § 390,634 391,647
IMA Financial Group, Inc. Term B
7.163% (SOFR + 3.000%)
due 11/01/28 § 997,481 998,883
1,390,530
Industrial - 3.3%
Chariot Buyer LLC Term B
7.413% (SOFR + 3.250%)
due 11/03/28 § 1,467,049 1,469,572
Chart Industries, Inc. Term B
6.792% (SOFR + 2.500%)
due 03/15/30 § 529,412 532,941

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Husky Injection Molding Systems Ltd. Term B
(Canada)
7.916% (SOFR + 3.750%)
due 02/15/29 ± § $ 1,618,041 $ 1,623,097
Indicor LLC Term B
6.752% (SOFR + 2.750%)
due 11/22/29 § 965,336 967,850
Kaman Corp. Term B
due 02/26/32 ∞
φ
85,991 85,830
6.699% (SOFR + 2.500%)
due 02/26/32 § 911,509 909,800
Proampac PG Borrower LLC Term B
8.318% (SOFR + 4.000%)
due 09/15/28 § 1,909,758 1,918,510
TK Elevator U.S. Newco, Inc. Term B (Germany)
7.197% (SOFR + 3.000%)
due 04/30/30 § 1,955,447 1,962,384
TransDigm, Inc. Term J
6.502% (SOFR + 2.500%)
due 02/28/31 § 1,225,703 1,226,061
10,696,045
Technology - 1.1%
Central Parent LLC Term B
7.252% (SOFR + 3.250%)
due 07/06/29 § 869,680 753,541
Epicor Software Corp. Term B
6.663% (SOFR + 2.500%)
due 05/30/31 § 1,980,000 1,984,176
UKG, Inc. Term B
6.810% (SOFR + 2.500%)
due 02/10/31 § 1,004,011 1,004,560
3,742,277
Total Senior Loan Notes
    (Cost $25,284,792) 25,240,106
MORTGAGE-BACKED SECURITIES - 18.7%
Collateralized Mortgage Obligations - Commercial - 0.5%
CHI Commercial Mortgage Trust
5.665% due 04/15/42 ~ § 900,000 923,685
LMRK Issuer Co. 2 LLC
5.520% due 09/15/55 ~ 350,000 352,194
Velocity Commercial Capital Loan Trust
6.030% due 02/25/55 ~ § 274,751 278,546
1,554,425
Collateralized Mortgage Obligations - Residential - 5.8%
Angel Oak Mortgage Trust
5.141% due 08/25/70 ~ § 1,237,775 1,241,860
5.420% due 03/25/70 ~ § 833,529 839,618
5.509% due 06/25/70 ~ § 773,931 781,145
5.637% due 02/25/70 ~ § 991,301 1,001,293
5.691% due 01/25/70 ~ § 1,086,195 1,097,983
BRAVO Residential Funding Trust
5.573% due 03/25/65 ~ § 730,056 736,867
5.604% due 12/25/64 ~ § 1,585,291 1,600,184
COLT Mortgage Loan Trust
5.835% due 02/25/69 ~ § 872,513 880,022
JP Morgan Mortgage Trust
5.591% due 06/25/65 ~ § 459,630 463,858
5.592% due 02/25/64 ~ § 408,742 412,240
a
Principal
Amount Value
LHOME Mortgage Trust
5.652% due 01/25/40 ~ § $ 400,000 $ 403,102
Morgan Stanley Residential Mortgage Loan Trust
5.649% due 10/25/69 ~ § 866,996 873,304
OBX Trust
5.162% due 07/25/65 ~ § 438,387 441,663
5.400% due 02/25/55 ~ § 1,320,742 1,330,582
5.453% due 05/25/65 ~ § 484,512 489,763
5.547% due 12/25/64 ~ § 486,321 490,770
5.597% due 11/25/64 ~ § 1,435,116 1,449,110
5.648% due 12/01/64 ~ § 910,032 920,036
PRET Trust
4.000% due 07/25/69 ~ § 563,159 547,412
PRKCM Trust
5.546% due 02/25/60 ~ § 892,994 902,182
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/64  2,749,062 2,394,528
19,297,522
Federal Home Loan Mortgage Corp. - 3.6%
3.000% due 07/01/52  1,682,797 1,480,150
4.000% due 02/01/55 966,932 912,134
4.000% due 09/01/52  4,856,984 4,596,806
5.500% due 10/01/53  1,418,195 1,435,009
6.000% due 07/01/55  1,738,590 1,777,335
6.500% due 07/01/53  1,497,585 1,552,341
11,753,775
Federal National Mortgage Association - 5.9%
3.000% due 02/01/50 - 10/01/53 1,166,146 1,044,556
3.500% due 07/01/43 - 08/01/52 1,089,064 1,017,516
4.000% due 04/01/54 - 08/01/55 3,381,028 3,189,177
4.500% due 04/01/50 - 11/01/54 1,760,336 1,721,690
5.000% due 11/01/52 - 02/01/55 2,200,101 2,213,038
5.500% due 09/01/44 - 07/01/55 3,287,652 3,343,941
6.000% due 07/01/53 - 09/01/53 2,124,872 2,178,175
6.500% due 09/01/53  4,742,412 4,908,745
19,616,838
Government National Mortgage Association - 2.9%
3.000% due 07/20/52  1,574,425 1,408,656
4.000% due 08/20/54  1,062,402 1,003,124
4.500% due 12/20/54  1,655,317 1,606,798
6.000% due 12/20/52 1,958,350 2,009,112
6.000% due 10/20/53  3,315,287 3,391,896
9,419,586
Total Mortgage-Backed Securities
    (Cost $60,810,488) 61,642,146
ASSET-BACKED SECURITIES - 9.9%
Other Asset-Backed Securities - 9.9%
Basswood Park CLO Ltd. (Cayman)
5.523% (SOFR + 1.500%)
due 04/20/34 ~ § 250,000 250,465
Benefit Street Partners CLO XXV Ltd. (Cayman)
5.318% (SOFR + 1.000%)
due 01/15/35 ~ § 1,000,000 1,003,456
Elmwood CLO 38 Ltd. (Cayman)
5.426% (SOFR + 1.150%)
due 04/22/38 ~ § 850,000 851,427
GreenSky Home Improvement Issuer Trust
5.020% due 06/25/60 ~ 200,000 202,970

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.220% due 03/25/60 ~ $ 152,617 $ 154,764
Mosaic Solar Loan Trust
6.120% due 08/22/50 ~ 321,217 318,936
MVW LLC
1.740% due 10/20/37 ~ 56,385 55,168
4.930% due 10/20/40 ~ 825,902 834,896
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 178,071 172,277
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 171,717 157,229
0.940% due 07/15/69 ~ 2,624,563 2,400,714
1.220% due 07/15/69 ~ 344,131 324,906
1.310% due 01/15/69 ~ 225,397 213,440
1.690% due 05/15/69 ~ 1,213,540 1,141,540
2.640% due 05/15/68 ~ 152,075 149,733
4.160% due 10/15/70 ~ 2,483,029 2,450,151
Navient Refinance Loan Trust
4.720% due 09/15/55 ~ 300,000 299,659
Navient Student Loan Trust
1.310% due 12/26/69 ~ 775,071 662,169
1.320% due 08/26/69 ~ 606,678 531,556
3.390% due 12/15/59 ~ 746,474 734,082
5.071% (SOFR + 0.714%)
due 12/26/69 ~ § 465,508 463,051
5.521% (SOFR + 1.164%)
due 06/25/69 ~ § 479,413 487,252
Neuberger Berman Loan Advisers CLO 31 Ltd.
(Cayman)
5.555% (SOFR + 1.230%)
due 01/20/39 ~ § 1,000,000 1,003,456
OCP Aegis CLO Ltd. (Jersey)
5.875% (SOFR + 1.550%)
due 01/20/36 ~ § 850,000 851,353
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 864,510 863,818
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 259,268 263,403
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 96,550 97,581
Pagaya AI Debt Grantor Trust
5.628% due 07/15/32 ~ 99,991 101,150
Palmer Square Loan Funding Ltd. (Cayman)
5.768% (SOFR + 1.450%)
due 10/15/32 ~ § 1,050,000 1,050,261
5.768% (SOFR + 1.450%)
due 01/15/33 ~ § 1,700,000 1,701,373
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,696,963 3,757,146
Service Experts Issuer LLC
5.380% due 01/20/37 ~ 96,264 96,808
SLM Student Loan Trust
5.152% (SOFR + 0.812%)
due 10/25/64 ~ § 342,655 343,793
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,019,579 930,195
1.290% due 07/15/53 ~ 360,313 344,017
1.680% due 02/15/51 ~ 511,930 484,911
2.230% due 09/15/37 ~ 1,058,231 1,027,041
2.820% due 10/15/35 ~ 102,007 101,411
3.440% due 07/15/36 ~ 319,618 316,373
3.500% due 02/15/36 ~ 149,539 148,751
3.600% due 01/15/37 ~ 181,831 180,587
3.630% due 11/15/35 ~ 155,926 155,234
4.480% due 05/16/50 ~ 850,529 849,361
a
Principal
Amount Value
4.995% (SOFR + 0.844%)
due 01/15/53 ~ § $ 2,480,017 $ 2,458,050
5.060% due 03/16/54 ~ 1,275,007 1,293,986
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 340,673 329,762
32,609,662
Total Asset-Backed Securities
    (Cost $32,865,598) 32,609,662
U.S. TREASURY OBLIGATIONS - 17.5%
U.S. Treasury Bonds - 10.8%
1.250% due 05/15/50  3,750,000 1,840,503
1.375% due 08/15/50  4,750,000 2,389,751
2.000% due 02/15/50  1,750,000 1,046,890
2.000% due 08/15/51  2,500,000 1,465,283
2.250% due 02/15/52  7,500,000 4,653,809
2.750% due 11/15/47  3,000,000 2,169,258
2.875% due 05/15/52  8,250,000 5,888,760
3.000% due 08/15/52  9,800,000 7,169,887
3.625% due 02/15/53  8,400,000 6,946,406
4.500% due 11/15/54  600,000 577,875
4.625% due 11/15/44  1,300,000 1,288,269
35,436,691
U.S. Treasury Notes - 6.7%
3.875% due 07/15/28  1,750,000 1,761,553
3.875% due 06/30/30  6,000,000 6,037,266
4.000% due 05/31/30  4,000,000 4,047,500
4.125% due 02/29/32  1,300,000 1,317,748
4.250% due 11/15/34  1,500,000 1,517,226
4.250% due 05/15/35  2,025,000 2,043,984
4.625% due 02/15/35  5,305,000 5,514,299
22,239,576
Total U.S. Treasury Obligations
    (Cost $67,101,425) 57,676,267
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.3%
    (Cost $328,046,860) 320,573,186
Shares
SECURITIES LENDING COLLATERAL - 3.6%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity Funds
3.990% 2,806,976 2,806,976
Principal
Amount
Repurchase Agreements - 2.7%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$4,769,249; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $4,864,634) $ 4,768,690 4,768,690

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$4,344,623; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$4,427,308) $ 4,337,555 $ 4,337,555
9,106,245
Total Securities Lending Collateral
(Cost $11,913,221) 11,913,221
a
TOTAL INVESTMENTS - 100.9%
(Cost $339,960,081) 332,486,407
OTHER ASSETS & LIABILITIES, NET - (0.9%) (2,971,503)
NET ASSETS - 100.0% $ 329,514,904

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 0.0%
Industrial - 0.0%
spacing
Boeing Co. 11,970 $ 832,753
Total Preferred Stocks
    (Cost $619,827) 832,753
Principal
Amount
CORPORATE BONDS & NOTES - 33.2%
Basic Materials - 2.6%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 214,996
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 1,545,000 1,581,409
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 331,006
5.625% due 04/01/30 ~ 1,330,000 1,388,953
BHP Billiton Finance USA Ltd. (Australia)
5.300% due 02/21/35  970,000 1,009,898
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ † 2,395,000 941,522
Celulosa Arauco y Constitucion SA (Chile)
6.180% due 05/05/32 ~ 735,000 768,810
Eastman Chemical Co.
5.000% due 08/01/29  1,010,000 1,029,018
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 811,000 860,532
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 1,310,000 1,251,617
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,030,000 1,043,023
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 1,835,000 1,456,932
Gerdau Trade, Inc. (Brazil)
5.750% due 06/09/35  900,000 933,525
Glencore Funding LLC (Australia)
5.673% due 04/01/35 ~ 780,000 811,110
6.375% due 10/06/30 ~ 2,120,000 2,289,786
6.500% due 10/06/33 ~ 15,075,000 16,620,149
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 1,540,000 1,567,994
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,010,000 949,543
6.750% due 05/02/34 ~ 1,355,000 1,474,552
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,155,000 1,843,323
6.800% due 05/13/30 ~ 855,000 890,270
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 772,879
Sociedad Quimica y Minera de Chile SA (Chile)
3.500% due 09/10/51 ~ † 1,355,000 957,611
6.500% due 11/07/33 ~ † 1,785,000 1,928,609
Steel Dynamics, Inc.
5.250% due 05/15/35  745,000 761,678
5.375% due 08/15/34  1,810,000 1,872,137
45,550,882
Communications - 2.9%
AppLovin Corp.
5.125% due 12/01/29  1,185,000 1,212,559
5.375% due 12/01/31  525,000 543,295
5.500% due 12/01/34  5,180,000 5,349,646
a
Principal
Amount Value
AT&T, Inc.
3.650% due 09/15/59  $ 3,590,000 $ 2,456,490
5.375% due 08/15/35  2,375,000 2,446,996
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/34 ~ † 2,010,000 1,739,028
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.384% due 10/23/35  335,000 351,087
6.550% due 06/01/34  775,000 826,214
6.650% due 02/01/34  390,000 416,910
Corning, Inc.
5.450% due 11/15/79  1,455,000 1,366,860
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 213,089
4.500% due 11/15/31 ~ † 3,825,000 2,490,612
4.625% due 12/01/30 ~ 3,625,000 1,275,118
Directv Financing LLC
8.875% due 02/01/30 ~ 185,000 183,631
DISH DBS Corp.
5.250% due 12/01/26 ~ † 690,000 678,570
5.750% due 12/01/28 ~ 1,070,000 1,026,654
EchoStar Corp.
10.750% due 11/30/29  5,092,925 5,607,056
Empresa Nacional de Telecomunicaciones SA
(Chile)
3.050% due 09/14/32 ~ 535,000 475,320
Expedia Group, Inc.
5.400% due 02/15/35  4,000,000 4,106,710
Millicom International Cellular SA (Guatemala)
4.500% due 04/27/31 ~ 620,000 587,238
Prosus NV (China)
3.061% due 07/13/31 ~ 2,815,000 2,556,892
3.832% due 02/08/51 ~ 650,000 439,729
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,772,302
T-Mobile USA, Inc.
2.700% due 03/15/32  3,410,000 3,057,738
4.700% due 01/15/35  10,000 9,825
Time Warner Cable LLC
4.500% due 09/15/42  1,920,000 1,543,536
6.750% due 06/15/39  3,460,000 3,621,549
Uber Technologies, Inc.
4.800% due 09/15/35  905,000 897,356
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 1,635,000 1,542,496
49,794,506
Consumer, Cyclical - 3.2%
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 965,000 969,415
Carnival Corp.
4.000% due 08/01/28 ~ 1,140,000 1,124,440
5.750% due 03/15/30 ~ 2,315,000 2,365,134
5.750% due 08/01/32 ~ 1,215,000 1,237,997
6.125% due 02/15/33 ~ 3,885,000 3,984,712
Choice Hotels International, Inc.
5.850% due 08/01/34  525,000 537,240
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 18,750 18,727
4.750% due 10/20/28 ~ 1,720,000 1,730,388
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,500,000 1,117,724

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
DR Horton, Inc.
5.000% due 10/15/34 † $ 1,605,000 $ 1,624,060
5.500% due 10/15/35  695,000 721,049
El Puerto de Liverpool SAB de CV (Mexico)
6.255% due 01/22/32 ~ 765,000 813,883
6.658% due 01/22/37 ~ 1,080,000 1,160,878
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,230,000 1,102,699
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 618,069
4.125% due 08/17/27  1,085,000 1,067,471
6.800% due 05/12/28  380,000 394,720
7.122% due 11/07/33  590,000 630,929
General Motors Co.
5.600% due 10/15/32  185,000 192,201
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 562,790
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
11.500% due 08/15/29 ~ 200,000 211,172
Hyundai Capital America
5.400% due 06/24/31 ~ 415,000 427,591
6.100% due 09/21/28 ~ 3,255,000 3,405,565
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ † 950,000 989,615
Lear Corp.
3.550% due 01/15/52 † 2,030,000 1,378,569
Lithia Motors, Inc.
4.375% due 01/15/31 ~ † 1,015,000 964,633
Marriott International, Inc.
5.500% due 04/15/37  1,890,000 1,932,297
MDC Holdings, Inc.
6.000% due 01/15/43  55,000 52,418
Meritage Homes Corp.
5.650% due 03/15/35  3,295,000 3,348,337
MGM Resorts International
6.500% due 04/15/32 † 1,410,000 1,437,381
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 650,000 621,559
3.875% due 01/15/28 ~ 165,000 161,276
4.000% due 10/15/30 ~ 205,000 193,411
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 705,000 734,503
Phinia, Inc.
6.750% due 04/15/29 ~ 530,000 546,664
Qnity Electronics, Inc.
5.750% due 08/15/32 ~ 585,000 590,193
Royal Caribbean Cruises Ltd.
due 01/15/36 # 105,000 105,653
5.625% due 09/30/31 ~ 3,190,000 3,255,065
6.000% due 02/01/33 ~ 3,825,000 3,923,994
6.250% due 03/15/32 ~ 1,200,000 1,239,233
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 112,000 113,676
10.750% due 11/15/29 ~ 207,000 200,821
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  1,063,587 1,103,787
United Airlines, Inc.
4.625% due 04/15/29 ~ 905,000 891,827
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 3,505,000 3,766,504
a
Principal
Amount Value
Warnermedia Holdings, Inc.
4.279% due 03/15/32  $ 764,000 $ 700,970
Whirlpool Corp.
6.125% due 06/15/30  75,000 75,654
6.500% due 06/15/33  80,000 79,909
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 645,000 629,923
6.875% due 04/23/32 ~ 1,210,000 1,159,297
56,216,023
Consumer, Non-Cyclical - 2.8%
Amgen, Inc.
5.750% due 03/02/63  1,380,000 1,377,777
Ashtead Capital, Inc. (United Kingdom)
5.950% due 10/15/33 ~ 1,570,000 1,660,516
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 285,000 255,324
BRF SA (Brazil)
5.750% due 09/21/50 ~ 1,705,000 1,465,108
Centene Corp.
3.000% due 10/15/30  3,945,000 3,527,471
3.375% due 02/15/30  1,540,000 1,417,665
CVS Pass-Through Trust
6.036% due 12/10/28  972,475 992,870
Diageo Investment Corp. (United Kingdom)
5.625% due 04/15/35  240,000 254,810
Equifax, Inc.
2.600% due 12/15/25  1,080,000 1,075,534
HCA, Inc.
4.625% due 03/15/52  1,460,000 1,206,479
5.125% due 06/15/39  660,000 636,262
5.450% due 09/15/34  360,000 369,413
5.600% due 04/01/34  5,830,000 6,054,246
5.750% due 03/01/35 † 1,690,000 1,767,669
Herc Holdings, Inc.
7.000% due 06/15/30 ~ 610,000 634,120
Icon Investments Six DAC
6.000% due 05/08/34  425,000 446,342
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
3.750% due 12/01/31  1,825,000 1,727,820
6.750% due 03/15/34  830,000 918,087
7.250% due 11/15/53  2,750,000 3,155,190
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
5.500% due 01/15/36 ~ 595,000 607,992
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 980,000 1,030,472
Kimberly-Clark de Mexico SAB de CV (Mexico)
2.431% due 07/01/31 ~ 355,000 322,580
Kroger Co.
5.500% due 09/15/54  800,000 780,399
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ † 1,490,000 1,363,858
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,860,000 1,704,008
4.250% due 04/15/31  1,355,000 1,310,714
6.875% due 05/15/34  120,000 132,641
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 210,000 191,951
Teva Pharmaceutical Finance Co. LLC (Israel)
6.150% due 02/01/36  425,000 445,372

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Teva Pharmaceutical Finance Netherlands III BV
(Israel)
3.150% due 10/01/26  $ 1,624,000 $ 1,596,510
4.100% due 10/01/46  7,955,000 5,943,817
6.000% due 12/01/32  525,000 547,161
8.125% due 09/15/31 † 340,000 389,170
Teva Pharmaceutical Finance Netherlands IV
BV (Israel)
5.750% due 12/01/30  425,000 438,121
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,275,000 2,368,441
Viatris, Inc.
4.000% due 06/22/50  250,000 170,676
48,286,586
Energy - 4.1%
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 1,505,000 1,474,640
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34 ~ † 4,205,000 4,284,926
Cheniere Energy Partners LP
5.950% due 06/30/33  3,155,000 3,341,311
Civitas Resources, Inc.
8.375% due 07/01/28 ~ 430,000 446,253
8.625% due 11/01/30 ~ 680,000 704,769
Continental Resources, Inc.
2.875% due 04/01/32 ~ 7,860,000 6,853,920
5.750% due 01/15/31 ~ 5,855,000 6,040,553
Crescent Energy Finance LLC
7.625% due 04/01/32 ~ 1,925,000 1,913,023
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,604,253
6.750% due 09/15/37 ~ 1,000,000 1,090,053
Devon Energy Corp.
4.500% due 01/15/30 † 950,000 952,406
Ecopetrol SA (Colombia)
7.750% due 02/01/32  1,055,000 1,092,387
8.375% due 01/19/36  1,115,000 1,152,250
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,244,547
5.875% due 03/30/31 ~ 480,000 461,426
Energy Transfer LP
5.300% due 04/15/47  2,225,000 2,011,218
5.550% due 05/15/34  885,000 908,416
5.600% due 09/01/34  1,300,000 1,334,851
6.550% due 12/01/33  2,100,000 2,297,907
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,776
3.900% due 10/01/27  441,000 438,254
5.000% due 01/15/29  375,000 380,449
6.375% due 04/01/29  975,000 1,011,290
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 502,956
Harbour Energy PLC (United Kingdom)
6.327% due 04/01/35 ~ 1,405,000 1,443,525
Helmerich & Payne, Inc.
5.500% due 12/01/34 † 4,380,000 4,294,642
Matador Resources Co.
6.500% due 04/15/32 ~ 65,000 65,668
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 905,000 878,427
6.950% due 03/05/54 ~ 560,000 515,554
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,500,000 974,619
a
Principal
Amount Value
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ $ 1,465,000 $ 1,300,051
SM Energy Co.
6.750% due 08/01/29 ~ 680,000 683,789
7.000% due 08/01/32 ~ † 710,000 711,066
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 505,000 472,463
Targa Resources Corp.
5.500% due 02/15/35  400,000 407,271
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 1,615,000 1,166,170
Var Energi ASA (Norway)
6.500% due 05/22/35 ~ 200,000 213,085
8.000% due 11/15/32 ~ 2,490,000 2,893,230
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,775,000 1,600,588
4.125% due 08/15/31 ~ 315,000 297,525
Venture Global Plaquemines LNG LLC
6.500% due 01/15/34 ~ 625,000 658,301
7.500% due 05/01/33 ~ 1,545,000 1,708,206
7.750% due 05/01/35 ~ 1,355,000 1,530,247
Viper Energy Partners LLC
5.700% due 08/01/35  3,580,000 3,642,095
Western Midstream Operating LP
5.250% due 02/01/50  600,000 522,660
5.300% due 03/01/48  130,000 113,219
5.500% due 08/15/48  960,000 855,487
6.150% due 04/01/33  1,315,000 1,389,839
Whistler Pipeline LLC
5.700% due 09/30/31 ~ 595,000 618,954
5.950% due 09/30/34 ~ 665,000 685,912
71,209,427
Financial - 11.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 520,558
3.400% due 10/29/33  8,320,000 7,479,801
4.950% due 09/10/34  1,150,000 1,145,423
5.100% due 01/19/29  1,050,000 1,075,500
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 725,000 763,049
Air Lease Corp.
3.750% due 06/01/26  1,405,000 1,397,777
Aircastle Ltd.
2.850% due 01/26/28 ~ 2,265,000 2,184,792
6.500% due 07/18/28 ~ 3,825,000 4,021,446
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 265,000 270,458
American Homes 4 Rent LP
3.375% due 07/15/51  300,000 201,541
American Tower Corp.
5.900% due 11/15/33  4,225,000 4,531,332
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 4,390,000 4,269,568
3.950% due 07/15/26 ~ 1,065,000 1,058,757
6.350% due 10/23/29 ~ 1,780,000 1,820,972
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 1,970,000 2,062,923
ARES Capital Corp.
2.150% due 07/15/26  2,835,000 2,785,841
5.800% due 03/08/32 † 2,035,000 2,073,757
Arthur J Gallagher & Co.
5.150% due 02/15/35  615,000 622,710

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.450% due 07/15/34  $ 585,000 $ 607,164
Athene Holding Ltd.
5.875% due 01/15/34 † 2,065,000 2,164,079
Aviation Capital Group LLC
4.800% due 10/24/30 ~ 405,000 404,802
5.125% due 04/10/30 ~ 565,000 574,193
6.375% due 07/15/30 ~ 3,120,000 3,338,881
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 1,820,000 1,748,340
5.375% due 05/30/30 ~ 1,090,000 1,118,557
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand (Mexico)
5.621% due 12/10/29 ~ 760,000 792,688
Bank of America Corp.
3.419% due 12/20/28  1,967,000 1,937,327
5.288% due 04/25/34  1,890,000 1,956,039
5.518% due 10/25/35  2,295,000 2,351,683
5.872% due 09/15/34  6,110,000 6,549,784
6.204% due 11/10/28  740,000 771,333
Barclays PLC (United Kingdom)
6.224% due 05/09/34  1,960,000 2,109,219
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
5.250% due 09/10/29 ~ 865,000 889,704
BGC Group, Inc.
6.150% due 04/02/30 ~ 1,595,000 1,636,422
Blue Owl Capital Corp.
2.625% due 01/15/27  1,970,000 1,917,517
5.950% due 03/15/29  1,025,000 1,045,133
Blue Owl Finance LLC
6.250% due 04/18/34  3,035,000 3,184,956
Blue Owl Technology Finance Corp.
3.750% due 06/17/26 ~ 1,600,000 1,586,188
6.100% due 03/15/28 ~ 1,375,000 1,392,968
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 880,000 872,068
4.625% due 03/13/27 ~ 555,000 557,301
Brighthouse Financial, Inc.
5.625% due 05/15/30 † 1,580,000 1,621,690
Brookfield Asset Management Ltd. (Canada)
5.795% due 04/24/35  630,000 660,330
Brown & Brown, Inc.
5.550% due 06/23/35  355,000 365,462
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 885,000 906,952
Capital One Financial Corp.
5.197% due 09/11/36  1,305,000 1,291,142
6.377% due 06/08/34  2,685,000 2,905,180
Citadel LP
6.000% due 01/23/30 ~ 810,000 842,270
6.375% due 01/23/32 ~ 615,000 651,304
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 1,375,000 1,451,443
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 790,000 794,554
Deutsche Bank AG (Germany)
2.129% due 11/24/26  2,465,000 2,456,083
3.729% due 01/14/32  200,000 187,611
7.079% due 02/10/34  1,580,000 1,737,307
EPR Properties
3.600% due 11/15/31  575,000 531,044
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 485,000 503,902
a
Principal
Amount Value
FS KKR Capital Corp.
3.400% due 01/15/26  $ 2,265,000 $ 2,254,957
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 531,196
6.750% due 10/01/37  1,612,000 1,806,843
Golub Capital Private Credit Fund
5.450% due 08/15/28 ~ 400,000 402,185
Hercules Capital, Inc.
6.000% due 06/16/30  1,255,000 1,280,678
Host Hotels & Resorts LP
5.500% due 04/15/35  3,320,000 3,344,686
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  580,000 571,372
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 250,661
7.200% due 11/28/33 ~ 1,320,000 1,504,841
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 696,735
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,290,000 1,232,583
Jefferies Financial Group, Inc.
6.200% due 04/14/34 † 745,000 792,380
6.250% due 01/15/36  3,960,000 4,224,933
JPMorgan Chase & Co.
2.522% due 04/22/31  945,000 876,789
2.739% due 10/15/30  1,560,000 1,473,588
2.956% due 05/13/31  1,835,000 1,721,419
5.572% due 04/22/36  1,050,000 1,107,289
6.500% due 04/01/30 † 4,145,000 4,295,231
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 825,000 587,268
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.200% due 03/27/28 ~ 1,345,000 1,368,312
6.400% due 03/26/29 ~ 375,000 395,062
Main Street Capital Corp.
6.950% due 03/01/29  535,000 561,562
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35  2,155,000 2,182,610
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.309% due 07/20/32  1,290,000 1,143,341
Morgan Stanley
2.484% due 09/16/36  6,450,000 5,604,262
2.699% due 01/22/31  685,000 640,216
5.164% due 04/20/29  2,000,000 2,047,506
5.831% due 04/19/35  1,660,000 1,770,229
5.942% due 02/07/39 † 2,555,000 2,675,956
6.342% due 10/18/33  2,440,000 2,682,429
MSD Investment Corp.
6.250% due 05/31/30 ~ 925,000 937,526
Navient Corp.
5.000% due 03/15/27  1,220,000 1,215,479
Norinchukin Bank (Japan)
5.094% due 10/16/29 ~ 515,000 527,195
5.359% due 09/09/35 ~ 725,000 737,212
OneMain Finance Corp.
6.625% due 05/15/29  1,815,000 1,867,855
PNC Financial Services Group, Inc.
5.068% due 01/24/34  855,000 872,674
RLGH Finance Bermuda Ltd. (Bermuda)
6.750% due 07/02/35 ~ 1,285,000 1,372,321
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 1,250,000 1,283,819

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.875% due 03/01/31 ~ $ 3,845,000 $ 3,593,821
4.000% due 10/15/33 ~ † 5,070,000 4,634,048
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,420,000 1,385,829
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  1,920,000 2,004,218
Sixth Street Lending Partners
6.125% due 07/15/30 ~ 645,000 667,142
Sixth Street Specialty Lending, Inc.
5.625% due 08/15/30  355,000 360,162
Societe Generale SA (France)
due 10/03/36 # ~ 4,085,000 4,078,404
7.132% due 01/19/55 ~ 1,790,000 1,914,207
Standard Chartered PLC (United Kingdom)
3.603% due 01/12/33 ~ 200,000 184,964
6.296% due 07/06/34 ~ 1,940,000 2,104,953
Starwood Property Trust, Inc.
due 10/15/28 # ~ 713,000 713,652
due 01/15/31 # ~ 1,298,000 1,298,815
6.500% due 07/01/30 ~ 830,000 859,165
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,840,699
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.040% due 07/16/29  2,055,000 1,965,671
Synchrony Financial
5.450% due 03/06/31  1,095,000 1,116,190
5.935% due 08/02/30  1,690,000 1,752,397
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 758,235
4.751% due 05/12/28 ~ 370,000 373,248
5.699% due 02/08/35 ~ † 1,270,000 1,338,473
6.442% due 08/11/28 ~ 680,000 706,676
6.537% due 08/12/33 ~ 1,885,000 2,079,974
9.016% due 11/15/33 ~ 2,780,000 3,484,230
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,035,000 2,003,341
3.127% due 06/03/32 ~ 1,380,000 1,273,295
5.459% due 06/30/35 ~ 855,000 862,362
VICI Properties LP
5.125% due 05/15/32  1,410,000 1,424,461
Wells Fargo & Co.
4.892% due 09/15/36 † 1,150,000 1,148,149
5.605% due 04/23/36  4,330,000 4,545,806
204,012,612
Industrial - 2.6%
Amrize Finance U.S. LLC
5.400% due 04/07/35 ~ 1,110,000 1,144,129
Boeing Co.
2.196% due 02/04/26  485,000 481,388
5.150% due 05/01/30  925,000 949,511
5.705% due 05/01/40  1,665,000 1,699,937
5.805% due 05/01/50  7,040,000 7,037,984
5.930% due 05/01/60  155,000 154,965
6.298% due 05/01/29  710,000 753,688
6.528% due 05/01/34  790,000 873,946
6.858% due 05/01/54  4,265,000 4,868,340
7.008% due 05/01/64  1,170,000 1,355,446
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ † 4,590,000 4,359,004
5.125% due 06/08/26 ~ 1,190,000 1,185,912
a
Principal
Amount Value
Embraer Netherlands Finance BV (Brazil)
5.980% due 02/11/35  $ 1,080,000 $ 1,146,425
Empresa de los Ferrocarriles del Estado (Chile)
3.068% due 08/18/50 ~ † 620,000 393,102
Flex Ltd.
5.250% due 01/15/32  270,000 276,949
GATX Corp.
6.050% due 03/15/34  565,000 605,616
6.050% due 06/05/54  480,000 499,424
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 315,000 307,594
6.750% due 01/15/31 ~ 290,000 303,825
Jabil, Inc.
3.000% due 01/15/31  635,000 584,994
5.450% due 02/01/29  370,000 381,922
JH North America Holdings, Inc.
5.875% due 01/31/31 ~ † 540,000 548,750
6.125% due 07/31/32 ~ 770,000 789,361
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,455,000 1,541,776
Mohawk Industries, Inc.
5.850% due 09/18/28  430,000 449,541
Owens Corning
7.000% due 12/01/36  2,620,000 3,001,039
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,405,000 1,297,916
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 1,740,000 1,741,432
6.000% due 11/25/29 ~ 655,000 682,379
TD SYNNEX Corp.
6.100% due 04/12/34  3,190,000 3,393,119
Trimble, Inc.
6.100% due 03/15/33  2,055,000 2,210,109
45,019,523
Technology - 2.5%
Amkor Technology, Inc.
5.875% due 10/01/33 ~ 375,000 379,288
Atlassian Corp.
5.500% due 05/15/34  4,165,000 4,293,207
Broadcom, Inc.
3.137% due 11/15/35 ~ 795,000 688,096
3.187% due 11/15/36 ~ 7,960,000 6,795,963
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  1,230,000 1,149,706
5.550% due 08/22/34  1,740,000 1,785,155
Dell International LLC/EMC Corp.
due 02/15/36 # 1,610,000 1,601,658
Entegris, Inc.
4.750% due 04/15/29 ~ 2,565,000 2,545,744
Fair Isaac Corp.
6.000% due 05/15/33 ~ 415,000 421,201
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  1,720,000 1,861,412
Leidos, Inc.
5.400% due 03/15/32  755,000 784,688
5.500% due 03/15/35  1,530,000 1,586,197
5.750% due 03/15/33  1,410,000 1,489,868
Micron Technology, Inc.
5.650% due 11/01/32  375,000 393,751
5.800% due 01/15/35  1,430,000 1,505,092
5.875% due 09/15/33  2,475,000 2,633,830
6.050% due 11/01/35  750,000 801,774

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MSCI, Inc.
5.250% due 09/01/35  $ 1,790,000 $ 1,805,498
NetApp, Inc.
5.500% due 03/17/32  930,000 968,136
5.700% due 03/17/35  850,000 889,012
Oracle Corp.
4.100% due 03/25/61  1,755,000 1,264,941
4.800% due 09/26/32  2,245,000 2,248,459
5.200% due 09/26/35  2,675,000 2,690,749
Paychex, Inc.
5.600% due 04/15/35  685,000 717,527
Synopsys, Inc.
5.700% due 04/01/55  1,405,000 1,418,975
42,719,927
Utilities - 0.8%
AES Corp.
3.950% due 07/15/30 ~ 180,000 174,020
Boston Gas Co.
3.001% due 08/01/29 ~ 305,000 291,346
Calpine Corp.
4.500% due 02/15/28 ~ 840,000 837,015
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,695,000 1,557,193
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 1,725,966 1,805,228
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 504,556
Entergy Corp.
2.800% due 06/15/30  560,000 522,822
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 436,082
NRG Energy, Inc.
due 01/15/34 # ~ 1,320,000 1,319,478
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 311,963
3.250% due 06/01/31  1,290,000 1,186,904
4.300% due 03/15/45  1,835,000 1,474,197
Southern California Edison Co.
6.200% due 09/15/55  465,000 469,334
Southern Co.
5.700% due 03/15/34  1,335,000 1,410,696
Southern Power Co.
4.900% due 10/01/35  540,000 532,852
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 475,000 491,949
13,325,635
Total Corporate Bonds & Notes
    (Cost $552,344,986) 576,135,121
CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%
Communications - 0.0%
EchoStar Corp.
3.875% Cash or 3.875% PIK due 11/30/30  401,911 989,706
Total Convertible Corporate Bonds & Notes
    (Cost $427,132) 989,706
a
Principal
Amount Value
SENIOR LOAN NOTES - 2.3%
Basic Materials - 0.3%
Asplundh Tree Expert LLC Term B
5.913% (SOFR + 1.750%)
due 05/23/31 § $ 2,837,077 $ 2,839,738
Novelis Holdings, Inc. Term B
5.750% (SOFR + 1.750%)
due 03/11/32 § 1,741,250 1,745,603
4,585,341
Communications - 0.0%
Ciena Corp. Term B
5.885% (SOFR + 1.750%)
due 10/24/30 § 482,994 484,881
Consumer, Cyclical - 1.0%
Aramark Services, Inc.
Term B8
6.199% (SOFR + 2.000%)
due 06/22/30 § 1,943,096 1,952,812
Term B9
5.913% (SOFR + 1.750%)
due 04/06/28 ± § 220,000 220,550
DK Crown Holdings, Inc. Term B
6.005% (SOFR + 1.750%)
due 03/04/32 § 1,203,950 1,203,010
First Brands Group LLC Term B
9.461% due 03/30/27 ∞ 215,000 78,834
9.473% due 03/30/27 ∞ 285,000 104,501
Flutter Financing BV Term B (Ireland)
5.752% (SOFR + 1.750%)
due 11/30/30 § 3,043,373 3,038,620
6.002% (SOFR + 2.000%)
due 06/04/32 § 468,825 468,679
Hilton Domestic Operating Co., Inc. Term B4
5.908% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,917,005
Hilton Grand Vacations Borrower LLC Term B
6.163% (SOFR + 2.000%)
due 08/02/28 § 118,359 118,408
Resideo Funding, Inc. Term B
5.839% (SOFR + 2.000%)
due 06/13/31 § 2,356,815 2,361,972
6.147% (SOFR + 2.000%)
due 02/11/28 ± § 579,295 580,743
Wyndham Hotels & Resorts, Inc. Term B
5.913% (SOFR + 1.750%)
due 05/24/30 § 5,332,437 5,355,766
17,400,900
Consumer, Non-Cyclical - 0.5%
DaVita, Inc. Term B2
5.913% (SOFR + 1.750%)
due 05/09/31 § 2,119,740 2,125,629
Herc Holdings, Inc. Term B
6.255% (SOFR + 2.000%)
due 06/02/32 § 365,000 367,282
IQVIA, Inc. Term B5
5.752% (SOFR + 1.750%)
due 01/02/31 § 1,042,399 1,049,174
Trans Union LLC Term B8
5.913% (SOFR + 1.750%)
due 06/24/31 § 5,400,064 5,400,064

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
United Rentals North America, Inc. Term B
5.663% (SOFR + 1.500%)
due 02/14/31 § $ 344,127 $ 346,600
9,288,749
Financial - 0.0%
Citadel Securities Global Holdings LLC Term B
6.163% (SOFR + 2.000%)
due 10/31/31 § 425,315 426,530
Industrial - 0.1%
Clean Harbors, Inc. Term B
5.643% due 09/24/32 ∞ 1,360,000 1,364,533
Terex Corp.
due 10/08/31 ∞ 626,043 627,999
1,992,532
Technology - 0.1%
Open Text Corp. Term B (Canada)
5.913% (SOFR + 1.750%)
due 01/31/30 § 2,127,295 2,127,572
Utilities - 0.3%
NRG Energy, Inc. Term B
6.064% (SOFR + 1.750%)
due 04/16/31 § 4,279,465 4,284,442
Total Senior Loan Notes
    (Cost $40,551,110) 40,590,947
MORTGAGE-BACKED SECURITIES - 15.1%
Collateralized Mortgage Obligations - Commercial - 2.9%
Bank
2.978% due 11/15/62  600,000 566,588
5.203% due 02/15/56  1,020,000 1,047,000
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 246,485
BX Commercial Mortgage Trust
5.591% due 11/13/46 ~ § 885,000 903,372
5.995% due 11/13/46 ~ § 115,000 118,413
BX Trust
5.593% (SOFR + 1.443%)
due 03/15/42 ~ § 4,300,000 4,304,865
5.642% (SOFR + 1.491%)
due 06/15/41 ~ § 710,000 711,326
5.850% (SOFR + 1.700%)
due 07/15/44 ~ § 3,050,000 3,062,807
6.150% (SOFR + 2.000%)
due 07/15/44 ~ § 470,000 472,686
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,461,451 1,440,372
3.102% due 12/15/72  1,870,000 1,774,392
CSMC Trust
3.304% due 09/15/37 ~ 183,088 169,041
3.953% due 09/15/37 ~ 5,800,000 5,326,757
4.373% due 09/15/37 ~ 1,700,000 1,164,075
Extended Stay America Trust
due 10/15/42 # ~ § 440,000 440,275
due 10/15/42 # ~ § 180,000 180,113
due 10/15/42 # ~ § 120,000 120,075
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 3,626,087 3,628,906
a
Principal
Amount Value
6.514% (SOFR + 2.364%)
due 07/15/38 ~ § $ 4,183,492 $ 4,189,735
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
0.295% due 07/25/33 ± § Ω 7,985,347 92,740
0.352% due 06/25/32 § 22,449,109 346,976
0.403% due 03/25/32 § 6,881,763 119,813
0.420% due 05/25/33 ± § Ω 19,991,487 397,589
0.451% due 04/25/55 § 13,149,293 267,654
0.491% due 12/25/31 ± § Ω 14,831,852 255,228
0.499% due 06/25/32 § 18,012,660 420,655
0.576% due 02/25/36 ± § Ω 4,948,916 167,368
0.606% due 03/25/31 ± § Ω 16,757,079 376,874
0.644% due 12/25/27 ± § Ω 5,908,378 58,262
0.723% due 10/25/26 ± § Ω 14,565,971 69,760
0.806% due 12/25/30 ± § Ω 11,147,525 344,540
0.857% due 03/25/28 ± § Ω 5,989,859 59,837
1.009% due 06/25/29 ± § Ω 7,066,458 193,889
1.341% due 06/25/27 ± § Ω 1,340,880 14,461
1.382% due 07/25/26 ± § Ω 4,323,879 27,915
1.437% due 01/25/30 ± § Ω 3,259,718 158,241
Government National Mortgage Association (IO)
0.064% due 10/16/48 ± § Ω 3,877,122 6,854
0.346% due 01/16/53 ± § Ω 17,886,528 206,312
0.444% due 08/16/58 ± § Ω 1,165,137 21,222
0.498% due 07/16/58 ± § Ω 649,131 15,320
0.503% due 04/16/57 ± § Ω 1,107,459 26,077
0.520% due 12/16/59 ± § Ω 1,524,011 48,436
0.526% due 02/16/59 ± § Ω 1,669,117 49,740
0.565% due 01/16/63 ± § Ω 4,683,487 204,815
0.566% due 11/16/47 ± § Ω 6,598,287 132,642
0.570% due 02/16/62 ± § Ω 6,563,149 287,429
0.610% due 06/16/64 ± § Ω 5,929,680 315,336
0.640% due 02/16/61 ± § Ω 2,047,488 93,923
0.684% due 11/16/55 ± § Ω 5,130,083 135,463
0.798% due 01/16/61 § 11,583,649 683,112
0.826% due 05/16/63 ± § Ω 4,420,030 268,553
0.836% due 05/16/60 ± § Ω 1,629,283 89,425
0.877% due 10/16/62 ± § Ω 2,543,305 160,214
0.911% due 11/16/60 ± § Ω 5,350,337 343,495
1.422% due 10/16/60 § 29,014,790 2,812,946
GS Mortgage Securities Corp. Trust
3.668% due 03/05/33 ~ § 1,310,000 1,117,103
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,455,789
3.164% due 05/10/50  1,473,573 1,455,244
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,700,000 1,679,773
5.750% (SOFR + 1.600%)
due 01/15/42 ~ § 1,770,000 1,769,476
6.150% (SOFR + 2.000%)
due 01/15/42 ~ § 500,000 499,726
LEX Mortgage Trust
5.036% due 10/13/33 ~ § 500,000 503,372
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 277,824
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 1,639,000 1,569,879
49,468,585
Collateralized Mortgage Obligations - Residential - 3.2%
Arixa Mortgage Trust
5.735% due 08/25/30 ~ 940,000 945,542

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ATLX Trust
3.850% due 04/25/63 - 04/25/64 ~ § $ 1,164,257 $ 1,127,223
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,086,146
CSMC Trust
1.101% due 05/25/66 ~ § 631,461 552,113
2.000% due 01/25/60 ~ 1,092,186 968,913
2.972% due 07/25/57 ~ § 475,000 411,444
Federal Home Loan Mortgage Corp. REMICS
(IO)
1.463% (5.836% - SOFR)
due 10/15/41 ± § Ω 161,399 15,158
1.513% (5.886% - SOFR)
due 05/15/44 ± § Ω 849,257 95,126
1.543% (5.916% - SOFR)
due 09/15/37 ± § Ω 431,033 33,230
1.563% (5.936% - SOFR)
due 08/15/39 ± § Ω 387,928 29,670
1.743% (6.116% - SOFR)
due 01/15/40 ± § Ω 79,279 6,838
1.763% (6.136% - SOFR)
due 09/15/42 ± § Ω 266,168 21,457
1.803% (6.176% - SOFR)
due 11/15/36 ± § Ω 134,318 10,390
3.000% due 12/15/31 ± Ω 63,903 1,625
3.500% due 06/15/27 ± Ω 77,320 675
Federal National Mortgage Association Interest
STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 174,022 2,367
3.500% due 11/25/41 ± Ω 480,515 69,907
4.000% due 11/25/41 ± Ω 783,356 137,553
4.500% due 11/25/39 ± Ω 102,833 17,007
5.000% due 01/25/38 - 01/25/39 ± Ω 264,206 45,988
5.000% due 01/25/39 ± § Ω 68,787 12,214
5.500% due 01/25/39 ± § Ω 65,669 12,649
6.000% due 01/25/38 - 07/25/38 ± Ω 269,482 51,890
Federal National Mortgage Association REMICS
(IO)
1.329% due 10/25/35 ± § Ω 104,797 6,310
1.409% due 03/25/36 ± § Ω 66,729 3,935
1.679% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,229,059 176,483
2.009% (6.366% - SOFR)
due 04/25/40 ± § Ω 187,481 18,511
2.094% due 07/25/36 ± § Ω 122,960 11,719
2.129% (6.486% - SOFR)
due 07/25/42 ± § Ω 59,925 7,926
2.179% (6.536% - SOFR)
due 03/25/42 ± § Ω 307,419 16,388
3.000% due 04/25/32 - 09/25/32 ± Ω 178,912 5,545
3.500% due 07/25/28 ± Ω 84,432 1,531
4.500% due 09/25/48 ± Ω 1,469,413 181,126
4.674% due 12/25/36 ± § Ω 498,386 44,225
5.500% due 06/25/44 ± Ω 305,534 20,047
Government National Mortgage Association
REMICS (IO)
1.839% (5.986% - SOFR)
due 08/16/42 ± § Ω 306,891 32,118
1.889% (6.036% - SOFR)
due 06/16/43 ± § Ω 205,497 6,535
1.939% (6.086% - SOFR)
due 10/16/42 ± § Ω 413,591 40,411
2.230% (6.366% - SOFR)
due 04/20/40 ± § Ω 44,744 5,343
a
Principal
Amount Value
2.300% (6.436% - SOFR)
due 06/20/40 ± § Ω $ 824,250 $ 78,084
2.339% (6.486% - SOFR)
due 04/16/42 ± § Ω 859,326 107,213
3.500% due 05/20/43 - 07/20/50 ± Ω 6,856,583 1,226,247
4.000% due 04/16/45 - 01/16/46 ± Ω 1,052,039 182,718
4.000% due 02/16/50 7,358,199 1,377,285
4.500% due 09/16/45 - 06/20/52 18,356,069 3,446,675
4.766% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 534,722 533,371
4.966% (SOFR + 0.614%)
due 03/20/61 ± § Ω 162,526 160,916
5.000% due 05/16/43 ± Ω 3,110,780 297,090
5.000% due 10/20/44 2,253,612 474,987
5.469% (SOFR + 1.114%)
due 05/20/60 ± § Ω 30,113 30,161
Legacy Mortgage Asset Trust
5.250% due 07/25/67 ~ § 2,692,445 2,694,146
5.750% due 04/25/61 ~ § 1,419,422 1,419,380
MFA Trust
6.330% due 09/25/54 § 1,031,517 1,033,546
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 567,998
2.500% due 11/25/60 ~ § 700,000 618,719
3.750% due 05/25/58 ~ § 217,661 214,991
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 2,730,772 2,606,151
6.664% due 03/25/39 ~ § 1,655,000 1,668,733
NLT Trust
3.200% due 10/25/62 ~ § 1,160,984 1,059,728
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,029,110 1,886,629
5.268% due 09/25/39 ~ § 770,000 771,453
6.381% due 02/25/30 ~ § 215,506 216,082
6.509% due 05/25/39 ~ § 1,670,000 1,688,305
PRET LLC
5.732% due 08/25/55 ~ § 1,573,949 1,579,059
5.744% due 06/25/55 ~ § 600,479 603,896
5.925% due 10/25/54 ~ § 721,242 722,533
5.963% due 11/25/54 ~ § 1,400,997 1,403,553
6.708% due 04/25/55 ~ § 688,345 695,079
PRKCM Trust
2.071% due 11/25/56 ~ § 799,653 713,866
PRPM LLC
3.750% due 03/25/54 ~ § 856,397 839,529
4.200% due 12/25/64 ~ § 1,988,707 1,963,964
4.500% due 02/25/55 ~ § 563,490 559,935
5.689% due 09/25/29 ~ § 258,786 259,031
5.870% due 11/25/29 ~ § 593,367 594,003
6.469% due 05/25/30 ~ § 209,657 210,576
RCO IX Mortgage LLC
6.513% due 04/25/30 ~ § 1,927,886 1,936,081
RCO VIII Mortgage LLC
6.434% due 05/25/30 ~ § 172,744 173,266
RCO X Mortgage LLC
5.875% due 01/25/30 ~ § 2,013,026 2,016,260
Redwood Funding Trust
7.500% due 07/25/59 ~ § 511,324 513,431
Roc Mortgage Trust
5.589% due 10/25/39 ~ § 1,810,000 1,821,469
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,096,709

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § $ 427,116 $ 410,986
3.750% due 12/25/58 ~ § 505,000 459,587
TVC Mortgage Trust
5.545% due 07/25/39 ~ § 2,035,000 2,040,044
VCAT LLC
5.877% due 01/25/55 ~ § 486,561 487,967
5.889% due 02/25/55 ~ § 1,430,036 1,432,611
Verus Securitization Trust
1.013% due 09/25/66 ~ § 663,728 579,231
55,706,552
Federal Home Loan Mortgage Corp. - 2.6%
2.000% due 12/01/51  19,856,184 16,106,920
2.500% due 11/01/50 - 10/01/51 4,410,723 3,787,438
3.000% due 04/01/52 - 05/01/52 3,256,994 2,897,623
4.000% due 04/01/52 - 02/01/53 2,813,393 2,695,230
4.500% due 03/01/47 - 11/01/52 3,159,837 3,096,096
5.000% due 03/01/38 - 06/01/53 4,532,147 4,569,079
5.500% due 04/01/53 - 06/01/53 3,143,157 3,192,648
6.000% due 11/01/39 - 07/01/55 8,897,806 9,126,765
6.500% due 01/01/53  233,961 244,108
7.000% due 03/01/39  71,858 75,744
45,791,651
Federal National Mortgage Association - 5.3%
1.500% due 03/01/51  1,265,032 973,566
2.000% due 02/01/52  9,412,868 7,615,392
2.500% due 11/01/50 - 06/01/62 27,437,454 22,879,415
3.000% due 10/01/50 - 09/01/53 17,910,273 15,882,804
3.500% due 03/01/52 - 09/01/52 19,893,388 18,221,306
4.000% due 03/01/50 - 04/01/52 2,660,928 2,527,480
4.420% due 04/01/33  195,329 195,776
4.500% due 10/01/44 - 03/01/53 5,707,156 5,660,402
4.680% due 07/01/33  99,831 101,613
5.000% due 05/01/41 - 03/01/53 4,376,308 4,428,162
5.500% due 05/01/53 - 09/01/53 7,364,287 7,476,328
6.000% due 07/01/41 - 05/01/53 4,709,118 4,857,838
6.500% due 05/01/40 - 02/01/53 1,439,968 1,514,326
7.000% due 02/01/39  277,512 295,360
92,629,768
Government National Mortgage Association - 0.1%
4.500% due 03/20/41  925,371 931,357
5.000% due 10/20/47  243,437 247,482
6.000% due 09/20/38  423,908 453,085
1,631,924
Uniform Mortgage-Backed Securities - 1.0%
due 11/01/55 # 5,000,000 4,955,942
due 11/01/55 # 3,400,000 3,204,032
due 11/01/55 # 9,927,000 8,366,559
16,526,533
Total Mortgage-Backed Securities
    (Cost $271,046,553) 261,755,013
ASSET-BACKED SECURITIES - 15.6%
Automobile Other - 2.4%
American Credit Acceptance Receivables Trust
4.900% due 03/12/29 ~ 975,000 979,516
5.540% due 08/12/31 ~ 500,000 506,780
6.040% due 07/12/30 ~ 500,000 510,733
a
Principal
Amount Value
7.650% due 09/12/30 ~ $ 3,460,000 $ 3,591,018
8.000% due 02/15/29 ~ 75,315 76,191
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 713,487
Avis Budget Rental Car Funding AESOP LLC
6.110% due 12/20/30 ~ 675,000 694,393
6.480% due 06/20/30 ~ 2,080,000 2,162,523
7.260% due 10/20/27 ~ 260,000 263,048
7.320% due 02/20/28 ~ 255,000 259,138
7.340% due 02/20/30 ~ 100,000 106,327
7.350% due 04/20/28 ~ 320,000 325,824
7.590% due 04/20/29 ~ 375,000 386,591
Bridgecrest Lending Auto Securitization Trust
6.070% due 02/15/30  1,000,000 1,018,243
6.300% due 02/15/30  1,100,000 1,129,580
7.840% due 08/15/29  2,265,000 2,379,732
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,771,956
6.420% due 10/15/30  45,000 46,755
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 601,845
5.800% due 05/10/30 ~ 710,000 723,063
6.300% due 05/10/30 ~ 300,000 307,977
6.440% due 09/10/30 ~ 400,000 411,502
6.590% due 02/11/30 ~ 1,495,000 1,537,244
Credit Acceptance Auto Loan Trust
5.390% due 01/16/35 ~ 510,000 515,866
6.700% due 10/16/34 ~ 680,000 705,104
6.710% due 07/17/34 ~ 390,000 401,582
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 704,660
5.700% due 07/16/29  300,000 304,353
5.980% due 09/16/30  300,000 307,031
GLS Auto Receivables Issuer Trust
6.190% due 02/15/30 ~ 160,000 165,182
6.440% due 05/15/29 ~ 2,697,000 2,760,075
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 101,860
5.920% due 08/15/30 ~ 400,000 413,293
6.340% due 08/15/31 ~ 600,000 623,467
6.430% due 01/15/31 ~ 1,390,000 1,447,996
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 101,108
5.330% due 02/15/29 ~ 1,040,000 1,057,065
5.640% due 06/15/29 ~ 1,040,000 1,064,396
6.150% due 06/16/31 ~ 600,000 620,590
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 777,185
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  1,811,957 1,814,184
5.840% due 06/17/30  100,000 102,365
5.970% due 10/15/31  2,310,000 2,370,674
6.280% due 08/15/31  100,000 103,335
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 102,826
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 212,629 214,710
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 304,507
7.290% due 07/15/30 ~ 100,000 104,470
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,282,949

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.910% due 04/15/30 ~ $ 500,000 $ 512,428
41,486,727
Automobile Sequential - 0.5%
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/28 ~ 2,560,000 2,604,138
5.900% due 08/21/28 ~ 2,000,000 2,056,388
Carvana Auto Receivables Trust
6.420% due 01/10/28 ~ 320,912 321,735
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 190,000 193,153
4.970% due 09/22/31 ~ 215,000 220,185
Octane Receivables Trust
5.680% due 05/20/30 ~ 758,042 764,459
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 1,198,498 1,204,319
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 463,573 464,313
7,828,690
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,176,856
6.200% due 08/15/29 ~ 715,000 721,695
1,898,551
Credit Card Other - 0.0%
Avant Credit Card Master Trust
4.890% due 04/15/31 ~ 815,000 813,808
Home Equity Sequential - 0.1%
GITSIT Mortgage Loan Trust
6.276% due 02/25/55 ~ § 1,925,401 1,932,075
Other Asset-Backed Securities - 12.5%
37 Capital CLO 3 Ltd. (Cayman)
5.818% (SOFR + 1.500%)
due 07/15/38 ~ § 1,740,000 1,752,585
37 Capital CLO 4 Ltd.
7.068% (SOFR + 2.750%)
due 04/15/35 ~ § 1,500,000 1,500,011
AASET Trust
5.943% due 02/16/50 ~ 491,202 502,891
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,652,048
6.890% due 02/15/29 ~ 110,000 110,667
AGL CLO 42 Ltd. (Cayman)
5.569% (SOFR + 1.300%)
due 07/22/38 ~ § 890,000 893,784
ALTDE Trust
5.900% due 08/15/50 ~ 1,139,927 1,169,190
AMMC CLO 18 Ltd. (Cayman)
6.084% (SOFR + 1.862%)
due 05/26/31 ~ § 2,036,786 2,040,153
Anchorage Capital CLO 19 Ltd. (Cayman)
6.041% (SOFR + 1.750%)
due 10/15/38 ~ § 1,940,000 1,948,687
Anchorage Capital CLO 28 Ltd. (Cayman)
6.575% (SOFR + 2.250%)
due 04/20/37 ~ § 565,000 568,084
Anchorage Capital CLO 30 Ltd. (Cayman)
6.075% (SOFR + 1.750%)
due 01/20/37 ~ § 2,825,000 2,831,022
Anchorage Capital CLO 6 Ltd. (Cayman)
5.640% (SOFR + 1.370%)
due 07/22/38 ~ § 925,000 928,931
a
Principal
Amount Value
APL Finance DAC (Ireland)
due 03/20/36 # ~ $ 1,005,000 $ 1,004,990
Applebee's Funding LLC/IHOP Funding LLC
6.720% due 06/07/55 ~ 2,985,000 3,027,192
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,448,909 1,464,049
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 75,173 77,129
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 790,476 796,411
Bain Capital CLO Ltd. (Jersey)
6.318% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,697,658
Bain Capital Credit CLO Ltd. (Jersey)
5.698% (SOFR + 1.380%)
due 10/16/37 ~ § 1,110,000 1,113,166
Ballyrock CLO 28 Ltd. (Cayman)
5.645% (SOFR + 1.320%)
due 01/20/38 ~ § 1,140,000 1,145,613
BCC Middle Market CLO LLC
5.725% (SOFR + 1.620%)
due 07/17/37 ~ § 2,115,000 2,126,633
Benefit Street Partners CLO 43 Ltd. (Cayman)
due 10/20/38 # ~ § 250,000 250,675
BHG Securitization Trust
3.080% due 02/20/35 ~ 260,000 255,058
5.810% due 04/17/35 ~ 363,662 373,766
6.490% due 04/17/35 ~ 903,827 929,621
Birch Grove CLO 13 Ltd. (Cayman)
5.467% (SOFR + 1.310%)
due 10/23/38 ~ § 940,000 942,844
Birch Grove CLO 6 Ltd. (Jersey)
5.751% (SOFR + 1.380%)
due 07/20/37 ~ § 2,675,000 2,687,022
Birch Grove CLO 7 Ltd. (Jersey)
due 10/20/38 # ~ § 750,000 750,000
BlackRock MT Lassen CLO XV LLC
5.968% (SOFR + 1.650%)
due 07/15/37 ~ § 1,070,000 1,073,745
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,525,418 1,534,393
Canyon CLO Ltd. (Cayman)
6.279% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,435
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.973% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 751,304
CarVal CLO II Ltd. (Cayman)
7.025% (SOFR + 2.700%)
due 04/20/32 ~ § 1,810,000 1,814,513
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 2,140,268 2,087,611
Cerberus Loan Funding XLVII LLC
6.068% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,692,666
CIFC Funding Ltd. (Cayman)
5.371% (SOFR + 1.280%)
due 10/19/38 ~ § 645,000 647,373
5.646% (SOFR + 1.300%)
due 07/15/38 ~ § 625,000 628,229
5.679% (SOFR + 1.360%)
due 07/23/37 ~ § 255,000 255,765

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CLI Funding VIII LLC
1.640% due 02/18/46 ~ $ 1,427,776 $ 1,321,076
College Ave Student Loans LLC
6.080% due 08/25/54 ~ 235,000 242,693
Compass Datacenters Issuer II LLC
5.316% due 05/25/50 ~ 800,000 811,107
Compass Datacenters Issuer III LLC
5.286% due 07/25/50 ~ 985,000 997,433
5.656% due 02/25/50 ~ 915,000 935,041
5.852% due 02/25/50 ~ 500,000 505,549
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 2,064,243 2,095,183
Crown City CLO I (Cayman)
5.533% (SOFR + 1.370%)
due 07/20/38 ~ § 1,080,000 1,084,736
CyrusOne Data Centers Issuer I LLC
4.650% due 05/20/49 ~ 705,000 686,038
5.910% due 02/20/50 ~ 200,000 204,487
DataBank Issuer II LLC
5.180% due 09/27/55 ~ 1,920,000 1,925,486
Diameter Capital CLO 10 Ltd. (Cayman)
5.596% (SOFR + 1.310%)
due 04/20/38 ~ § 315,000 316,581
Dryden 53 CLO Ltd. (Cayman)
5.602% (SOFR + 1.300%)
due 01/15/31 ~ § 1,000,000 1,000,647
EDI ABS Issuer 1 LLC
4.450% due 07/25/55 ~ 1,400,000 1,367,066
EverBright Solar Trust
6.430% due 06/22/54 ~ 757,506 710,047
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 1,015,875 1,003,920
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,229,175
2.189% due 08/17/38 ~ 4,049,000 3,950,759
FOCUS Brands Funding
8.241% due 10/30/53 ~ 491,250 522,808
Foundation Finance Trust
1.270% due 05/15/41 ~ 894,078 849,598
4.950% due 04/15/50 ~ 529,207 536,525
Frontier Issuer LLC
6.190% due 06/20/54 ~ 4,690,000 4,840,734
6.600% due 08/20/53 ~ 2,895,000 2,941,415
Garnet CLO 2 Ltd. (Cayman)
5.431% (SOFR + 1.350%)
due 10/20/38 ~ § 1,365,000 1,370,460
6.081% (SOFR + 2.000%)
due 10/20/38 ~ § 1,990,000 2,003,529
Garnet CLO 3 Ltd. (Cayman)
due 10/20/38 # ~ § 1,540,000 1,540,000
Global SC Finance X Ltd. (Bermuda)
6.169% due 09/22/45 ~ 1,450,000 1,452,816
Golub Capital CLO 82 B Ltd. (Cayman)
5.225% (SOFR + 1.260%)
due 10/15/38 ~ § 805,000 807,172
Golub Capital Partners CLO 72 B Ltd. (Jersey)
6.418% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,817,170
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 225,109 228,278
GreenSky Home Improvement Trust
5.670% due 06/25/59 ~ 317,917 325,281
6.360% due 06/25/59 ~ 296,332 303,776
a
Principal
Amount Value
Hardee's Funding LLC
7.253% due 03/20/54 ~ $ 226,550 $ 235,040
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 223,085 226,438
HIN Timeshare Trust
3.420% due 10/09/39 ~ 231,779 227,229
Horizon Aircraft Finance I Ltd. (Cayman)
4.458% due 12/15/38 ~ 107,027 105,708
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 2,997,250 3,033,002
Island Finance Trust
6.540% due 03/19/35 ~ 155,000 157,559
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 4,250,100 4,133,529
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 910,066
KKR CLO 44 Ltd. (Cayman)
7.025% (SOFR + 2.700%)
due 01/20/36 ~ § 2,885,000 2,892,347
Labrador Aviation Finance Ltd.
4.300% due 01/15/42 ~ 99,296 96,817
Lunar Structured Aircraft Portfolio Notes
2.636% due 10/15/46 ~ 335,695 317,547
Madison Park Funding XLVIII Ltd. (Cayman)
6.587% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 961,629
Magnetite XLVIII Ltd. (Cayman)
5.571% (SOFR + 1.280%)
due 10/15/38 ~ § 1,380,000 1,383,477
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 484,414
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 103,034
MetroNet Infrastructure Issuer LLC
5.400% due 08/20/55 ~ 1,635,000 1,661,929
MidOcean Credit CLO XXI (Cayman)
due 10/20/38 # ~ § 1,250,000 1,250,000
Milos CLO Ltd. (Cayman)
6.137% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,056,760
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 2,720,157 2,638,842
5.600% due 04/22/52 ~ 3,796,240 3,705,914
MVW LLC
4.430% due 03/20/42 ~ 687,639 688,528
6.200% due 02/20/43 ~ 269,231 274,406
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 826,351 754,149
1.690% due 05/15/69 ~ 2,136,476 2,032,485
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 639,798
New Economy Assets - Phase 1 Sponsor LLC
1.910% due 10/20/61 ~ 320,000 267,983
Northwoods Capital 20 Ltd. (Cayman)
5.556% (SOFR + 1.340%)
due 10/25/38 ~ § 655,000 657,831
OCP CLO Ltd. (Cayman)
5.655% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,621,551
5.695% (SOFR + 1.370%)
due 07/20/37 ~ § 1,025,000 1,026,004
6.025% (SOFR + 1.700%)
due 07/20/37 ~ § 1,140,000 1,143,996

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
OHA Credit Funding 10-R Ltd. (Cayman)
5.539% (SOFR + 1.260%)
due 07/18/37 ~ § $ 1,560,000 $ 1,563,510
OHA Credit Funding 17 Ltd. (Bermuda)
6.225% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,281,463
OHA Loan Funding Ltd. (Cayman)
5.422% (SOFR + 1.250%)
due 10/19/38 ~ § 2,600,000 2,611,055
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 541,819
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,159,830
4.050% due 10/14/36 ~ 2,735,000 2,649,253
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 730,272 741,918
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 555,163 561,090
Palmer Square BDC CLO 1 Ltd. (Cayman)
5.918% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,344,061
6.468% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,940,256
PK ALIFT Loan Funding 3 LP
5.842% due 09/15/39 ~ 472,285 483,978
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ 275,000 275,725
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,429,743 5,217,609
4.008% due 12/05/51 ~ 193,000 180,424
Polen Capital CLO Ltd. (Cayman)
6.211% (SOFR + 1.950%)
due 03/06/38 ~ § 1,270,000 1,282,944
7.411% (SOFR + 3.150%)
due 03/06/38 ~ § 1,375,000 1,394,792
Post CLO Ltd. (Cayman)
7.525% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 504,189
Post CLO VI Ltd. (Cayman)
6.125% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,823,629
6.425% (SOFR + 2.100%)
due 01/20/38 ~ § 945,000 950,189
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,076,737
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 215,110
2.688% due 05/17/26 ~ 455,000 450,771
4.896% due 06/17/39 ~ 275,000 275,561
5.192% due 06/17/39 ~ 490,000 490,582
QTS Issuer ABS II LLC
5.778% due 10/05/55 ~ 700,000 697,376
Rad CLO 26 Ltd. (Cayman)
5.695% (SOFR + 1.370%)
due 10/20/37 ~ § 1,535,000 1,539,407
Rad CLO 27 Ltd. (Cayman)
5.638% (SOFR + 1.320%)
due 01/15/38 ~ § 1,070,000 1,075,291
Regatta 35 Funding Ltd. (Cayman)
5.575% (SOFR + 1.290%)
due 10/15/38 ~ § 1,205,000 1,209,702
Regional Management Issuance Trust
5.740% due 12/15/33 ~ 140,000 141,723
a
Principal
Amount Value
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ $ 2,800,000 $ 2,773,977
5.910% due 08/20/32 ~ 885,000 896,244
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,330,640
Rockford Tower CLO Ltd. (Cayman)
7.237% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 975,356
7.465% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,947,334
Rockford Tower Ltd. (Cayman)
6.175% (SOFR + 1.850%)
due 10/20/37 ~ § 6,075,000 6,096,462
RR 28 Ltd. (Cayman)
5.868% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,019,045
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 380,338
SEB Funding LLC
4.969% due 01/30/52 ~ 399,000 394,921
7.386% due 04/30/54 ~ 1,400,000 1,433,484
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 837,403 847,008
7.120% due 09/20/40 ~ 34,940 36,101
Silver Point CLO 12 Ltd. (Cayman)
5.300% (SOFR + 1.310%)
due 10/15/38 ~ § 1,380,000 1,382,234
Slam Ltd.
5.807% due 05/15/50 ~ 308,677 317,336
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 246,887 232,161
1.340% due 03/17/53 ~ 1,538,025 1,449,820
1.390% due 01/15/53 ~ 836,955 771,929
1.590% due 01/15/53 ~ 162,903 150,655
3.960% due 07/15/42 ~ 1,155,000 1,134,666
4.000% due 07/15/42 ~ 120,000 117,603
Stonepeak ABS
2.301% due 02/28/33 ~ 2,802,177 2,709,199
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 520,880 528,105
6.270% due 07/15/44 ~ 106,886 111,345
Subway Funding LLC
5.246% due 07/30/54 ~ 794,000 795,504
Sunnova Helios II Issuer LLC
3.750% due 06/20/46 ~ 172,695 160,568
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,222,824 2,072,040
Sunrun Atlas Issuer LLC
3.610% due 02/01/55 ~ 1,094,337 1,047,681
Sunrun Demeter Issuer LLC
2.270% due 01/30/57 ~ 160,928 144,964
Symetra CLO Ltd. (Cayman)
7.531% (SOFR + 3.250%)
due 04/20/38 ~ § 1,070,000 1,091,881
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 342,633 319,636
2.100% due 09/20/45 ~ 1,162,550 1,095,001
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,018,010 1,984,931
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 532,216 546,412
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 377,188 384,027

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
TMCL VII Holdings Ltd. (Bermuda)
6.430% due 07/23/50 ~ $ 1,437,145 $ 1,441,757
TPG CLO Ltd. (Cayman)
5.518% (SOFR + 1.370%)
due 07/15/37 ~ § 1,395,000 1,399,514
Trafigura Securitisation Finance PLC (Ireland)
5.641% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,604,712
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,724,072
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ 2,099,070 2,134,630
Wave LLC
3.597% due 09/15/44 ~ 642,223 621,166
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 57,608 57,571
Willis Engine Structured Trust VII
8.000% due 10/15/48 ~ 362,042 375,500
Wingstop Funding LLC
5.858% due 12/05/54 ~ 750,000 777,731
Zayo Issuer LLC
5.953% due 06/20/55 ~ 2,020,000 2,081,168
216,466,935
Total Asset-Backed Securities
    (Cost $265,583,545) 270,426,786
U.S. TREASURY OBLIGATIONS - 24.6%
U.S. Treasury Bonds - 14.2%
2.000% due 11/15/41  14,830,000 10,420,103
3.000% due 11/15/44  7,020,000 5,494,521
3.250% due 05/15/42  6,725,000 5,652,152
3.625% due 08/15/43  510,000 445,134
3.625% due 02/15/53  535,000 442,420
3.625% due 05/15/53  20,330,000 16,796,471
3.875% due 05/15/43  2,175,000 1,970,754
4.000% due 11/15/52  6,485,000 5,740,238
4.125% due 08/15/53 ‡ 67,945,000 61,434,489
4.250% due 02/15/54  7,155,000 6,606,357
4.375% due 08/15/43  25,330,000 24,453,839
4.500% due 02/15/44  5,225,000 5,111,724
4.500% due 11/15/54  13,355,000 12,862,535
4.625% due 02/15/55  2,085,000 2,050,142
4.750% due 02/15/45  43,140,000 43,419,736
4.750% due 05/15/55  6,510,000 6,532,378
4.750% due 08/15/55  3,578,500 3,591,360
5.000% due 05/15/45  32,295,000 33,543,908
246,568,261
U.S. Treasury Notes - 10.4%
3.625% due 08/31/27  47,800,000 47,800,000
3.625% due 09/30/30  21,597,600 21,488,768
3.750% due 06/30/27  1,305,000 1,307,447
3.875% due 04/30/30  4,355,000 4,383,325
3.875% due 08/31/32  910,000 907,441
3.875% due 09/30/32  17,900 17,843
3.875% due 08/15/33  43,800,400 43,448,799
4.000% due 04/30/32  12,220,000 12,293,272
4.000% due 06/30/32  2,950,000 2,965,730
4.000% due 07/31/32  11,200,000 11,254,250
4.125% due 03/31/32  15,630,000 15,840,333
4.125% due 05/31/32  12,410,000 12,569,003
a
Principal
Amount Value
4.250% due 05/15/35  $ 2,785,000 $ 2,811,109
4.250% due 08/15/35  2,161,400 2,179,130
4.375% due 01/31/32  1,250,000 1,284,766
180,551,216
Total U.S. Treasury Obligations
    (Cost $427,437,752) 427,119,477
FOREIGN GOVERNMENT BONDS & NOTES - 6.2%
Australia Government (Australia)
1.000% due 11/21/31 ~
AUD
6,275,000
3,504,388
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/31
BRL
30,236,000
4,974,812
10.000% due 01/01/33
67,827,000
10,753,603
Bundesschatzanweisungen (Germany)
1.900% due 09/16/27 ~
EUR
6,545,000
7,666,588
Chile Government (Chile)
3.100% due 01/22/61
$
1,980,000
1,230,273
3.250% due 09/21/71
2,745,000
1,713,429
4.340% due 03/07/42
800,000
709,280
5.650% due 01/13/37
5,225,000
5,502,709
Colombia Government (Colombia)
8.000% due 11/14/35
455,000
489,352
8.500% due 04/25/35 †
1,010,000
1,120,090
Kuwait International (Kuwait)
due 10/09/35 #
2,227,000
2,227,000
Kyrgyz Republic (Kyrgyzstan)
7.750% due 06/03/30 ~
1,405,000
1,418,309
Mexican Bonos (Mexico)
8.500% due 05/31/29
MXN
87,662,700
4,850,474
8.500% due 11/18/38
103,300,000
5,426,206
Mexico Government (Mexico)
5.375% due 03/22/33
$
5,005,000
5,007,502
Oman Government (Oman)
6.000% due 08/01/29 ~
255,000
268,901
Philippine Government (Philippines)
2.650% due 12/10/45
1,200,000
811,062
2.950% due 05/05/45
1,925,000
1,381,208
5.900% due 02/04/50
1,000,000
1,066,487
Republic of South Africa Government (South
Africa)
7.100% due 11/19/36 ~
780,000
814,616
7.300% due 04/20/52
1,825,000
1,756,104
9.000% due 01/31/40
ZAR
162,400,000
8,617,024
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~
$
445,000
411,939
3.900% due 10/19/31 ~
1,650,000
1,519,423
5.100% due 02/25/29 ~
EUR
270,000
329,826
5.375% due 05/29/27 ~
2,200,000
2,667,035
6.900% due 02/28/32 ~
$
3,720,000
4,008,053
6.947% due 05/25/32 ~
430,000
463,565
Romania Government (Romania)
5.875% due 07/11/32 ~
EUR
3,175,000
3,823,597
6.750% due 07/11/39 ~
1,145,000
1,378,903
Saudi Government (Saudi Arabia)
5.625% due 01/13/35 ~
$
1,095,000
1,168,289
Turkiye Government (Turkey)
6.950% due 09/16/35 †
1,760,000
1,773,200
36.000% due 08/12/26
TRY
116,670,000
2,779,144
37.000% due 02/18/26
146,005,000
3,519,968
Uruguay Government (Uruguay)
8.250% due 05/21/31
UYU
149,100,000
3,792,484
8.500% due 03/15/28 ~
54,040,000
1,377,244

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
9.750% due 07/20/33
UYU
258,870,000
$ 7,143,033
Total Foreign Government Bonds & Notes
    (Cost $106,207,215) 107,465,120
SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency Issues - 1.5%
Federal Home Loan Bank Discount Notes
4.161% due 10/06/25  $ 10,069,000 10,062,254
4.162% due 10/08/25  7,431,000 7,424,361
4.164% due 10/15/25  7,972,000 7,958,647
25,445,262
U.S. Treasury Bills - 0.4%
2.057% due 10/02/25  1,744,000 1,743,805
3.934% due 12/11/25 ‡ 1,735,000 1,721,843
3.953% due 12/18/25  3,940,100 3,907,180
7,372,828
Total Short-Term Investments
(Cost $32,821,230) 32,818,090
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $1,697,039,350) 1,718,133,013
Shares
SECURITIES LENDING COLLATERAL - 3.0%
Mutual Funds - 0.7%
The Morgan Stanley Institutional Liquidity Funds
3.990% 12,068,125 12,068,125
Principal
Amount
Repurchase Agreements - 2.3%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$20,504,586; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $20,914,677) $ 20,502,182 20,502,182
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$18,678,977; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$19,034,470) 18,648,590 18,648,590
39,150,772
Total Securities Lending Collateral
(Cost $51,218,897) 51,218,897
a
Value
TOTAL INVESTMENTS - 101.9%
(Cost $1,748,258,247) $ 1,769,351,910
DERIVATIVES - (0.1%) (968,546)
OTHER ASSETS & LIABILITIES, NET - (1.8%) (31,233,127)
NET ASSETS - 100.0% $1,737,150,237

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $7,846,286 or 0.4% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/25 921 $ 192,080,913 $ 191,934,961 ( $ 145,952)
CBOT 5 Year U.S. Treasury Notes 12/25 751 81,904,989 82,005,680 100,691
CBOT U.S. Long Bond 12/25 164 18,721,490 19,121,375 399,885
CBOT Ultra U.S. Treasury Bond 12/25 3 350,913 360,188 9,275
$363,899
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 12/25 22 2,479,430 2,475,000 4,430
CBOT Ultra 10 Year U.S. Treasury Notes 12/25 904 102,954,836 104,030,625 (1,075,789)
CBOT Ultra U.S. Treasury Bond 12/25 85 9,944,227 10,205,313 (261,086)
($1,332,445)
Total Futures Contracts ( $ 968,546)

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 5.7%
Invesco Senior Loan ETF † 145,000 $ 3,034,850
iShares iBoxx High Yield Corporate Bond † 36,868 2,993,313
SPDR Blackstone Senior Loan † 113,613 4,724,028
SPDR Bloomberg High Yield Bond ETF † 50,000 4,899,500
SPDR Bloomberg Short Term High Yield Bond
ETF 171,016 4,378,010
a
Total Exchange-Traded Funds
    (Cost $19,651,486) 20,029,701
Principal
Amount
CORPORATE BONDS & NOTES - 3.6%
Consumer, Cyclical - 0.3%
Merlin Entertainments Group U.S. Holdings, Inc.
(United Kingdom)
7.375% due 02/15/31 ~ $ 250,000 215,648
QXO Building Products, Inc.
6.750% due 04/30/32 ~ 525,000 544,896
Rivian Holdings LLC/Rivian LLC/Rivian
Automotive LLC
10.000% due 01/15/31 ~ 249,000 231,992
992,536
Consumer, Non-Cyclical - 0.4%
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,225,425 1,292,088
Financial - 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.750% due 10/15/27 ~ 7,052,000 7,072,761
7.375% due 10/01/32 ~ † 2,125,000 2,192,325
9,265,086
Industrial - 0.2%
Goat Holdco LLC
6.750% due 02/01/32 ~ 626,000 642,210
Technology - 0.1%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 300,000 259,442
Total Corporate Bonds & Notes
    (Cost $12,338,326) 12,451,362
SENIOR LOAN NOTES - 91.8%
Basic Materials - 0.1%
Nouryon Finance BV Term B (Netherlands)
7.500% (SOFR + 3.250%)
due 04/03/28 § 498,732 499,147
Communications - 10.7%
Arches Buyer, Inc. Term B
7.513% (SOFR + 3.250%)
due 12/06/27 § 1,371,401 1,374,829
CNT Holdings I Corp. Term B
6.558% (SOFR + 2.250%)
due 11/08/32 § 498,538 498,830
CommScope, Inc.
due 12/17/29 ∞ 12,250,000 12,409,250
a
Principal
Amount Value
Delta Topco, Inc.
(2nd Lien)
due 11/29/30 ∞ $ 750,000 $ 749,063
Term B
due 11/30/29 ∞ 1,000,000 991,562
Delta TopCo, Inc.
(2nd Lien)
due 11/29/30 ∞ 500,000 499,375
Term B
due 11/30/29 ∞ 1,000,000 991,562
MH Sub I LLC Term B3
8.252% (SOFR + 4.250%)
due 05/03/28 § 1,557,213 1,504,171
Proofpoint, Inc. Term B
7.163% (SOFR + 3.000%)
due 08/31/28 § 8,413,283 8,448,122
Speedster Bidco GmbH Term B (Germany)
7.240% (SOFR + 3.250%)
due 12/10/31 § 995,006 998,893
StubHub Holdco Sub LLC Term B
8.913% (SOFR + 4.750%)
due 03/15/30 § 2,609,266 2,588,066
Zayo Group Holdings, Inc. Term B
7.278% (SOFR + 3.500%)
due 03/09/27 § 6,275,645 6,191,313
37,245,036
Consumer, Cyclical - 11.8%
Alterra Mountain Co.
Term B6
6.663% (SOFR + 2.500%)
due 08/17/28 ± § 4,083,694 4,099,008
Term B8
6.663% (SOFR + 2.500%)
due 05/31/30 ± § 3,240,013 3,248,112
BCPE Empire Holdings, Inc. Term B
7.413% (SOFR + 3.250%)
due 12/11/30 § 352,900 352,371
Clarios Global LP Term B
6.913% (SOFR + 2.750%)
due 01/28/32 ± § 1,000,000 999,375
FCG Acquisitions, Inc.
7.413% (SOFR + 3.250%)
due 03/31/28 § 2,773,046 2,782,580
Fertitta Entertainment LLC Term B
7.413% (SOFR + 3.250%)
due 01/27/29 § 746,459 746,454
Golden State Foods LLC Term B
due 12/04/31 ∞ 249,370 250,368
Great Outdoors Group LLC Term B3
7.413% (SOFR + 3.250%)
due 01/23/32 § 1,484,700 1,488,643
MIC Glen LLC Term B
7.413% (SOFR + 3.250%)
due 07/21/28 § 1,097,250 1,104,793
Motion Finco SARL Term B3 (United Kingdom)
7.502% (SOFR + 3.500%)
due 11/12/29 § 472,940 427,419
Peer USA LLC Term B
due 09/27/32 ± ∞ 1,250,000 1,253,125
PetSmart LLC Term B
8.136% (SOFR + 4.000%)
due 08/18/32 § 2,557,135 2,532,096

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Tacala Investment Corp. Term B
7.663% (SOFR + 3.500%)
due 01/31/31 § $ 641,083 $ 644,789
TRQ Sales LLC Term B
due 08/13/32 ± ∞ 2,750,000 2,756,875
Weber-Stephen Products LLC Term B
due 09/17/32 ∞ 4,250,000 4,211,486
7.528% (SOFR + 3.250%)
due 10/30/27 § 5,874,549 5,879,137
8.513% (SOFR + 4.250%)
due 10/30/27 § 2,778,997 2,784,208
Whatabrands LLC Term B
6.663% (SOFR + 2.500%)
due 08/03/28 § 3,101,949 3,108,014
Windsor Holdings III LLC Term B
6.916% (SOFR + 2.750%)
due 08/01/30 § 2,573,364 2,573,364
41,242,217
Consumer, Non-Cyclical - 13.9%
AlixPartners LLP Term B
6.316% (SOFR + 2.000%)
due 08/12/32 § 750,000 745,781
Allied Universal Holdco LLC Term B
7.513% (SOFR + 3.250%)
due 08/20/32 § 8,875,000 8,915,843
Anticimex Global AB (Sweden)
Term B1
7.760% (SOFR + 3.400%)
due 11/16/28 § 2,820,116 2,831,131
Term B6
7.760% (SOFR + 3.400%)
due 11/16/28 § 1,240,579 1,245,619
Bausch & Lomb Corp.
8.166% (SOFR + 4.000%)
due 09/29/28 § 700,370 701,246
Term B
8.413% (SOFR + 4.250%)
due 01/15/31 § 3,510,306 3,519,082
Belron Finance LLC Term B
6.742% (SOFR + 2.500%)
due 10/16/31 § 498,750 501,867
Citrin Cooperman Advisors LLC
Delayed Draw
due 04/01/32 ∞
φ
75,758 75,568
Term B
7.002% (SOFR + 3.000%)
due 04/01/32 § 1,174,242 1,171,307
Covetrus, Inc.
9.002% (SOFR + 5.000%)
due 10/13/29 § 820,664 735,776
Curium Bidco SARL Term B (Luxembourg)
7.002% (SOFR + 3.000%)
due 08/04/31 ± § 2,334,639 2,337,557
Froneri U.S., Inc. Term B6
due 08/02/32 ∞ 1,375,000 1,374,414
Gainwell Acquisition Corp. Term B
8.102% (SOFR + 4.000%)
due 10/01/27 § 2,643,063 2,608,373
Grant Thornton Advisors LLC Term B
6.663% (SOFR + 2.500%)
due 06/02/31 § 2,545,992 2,532,201
Lavender U.S. HoldCo, Inc. Term B
due 09/27/32 ± ∞ 750,000 751,406
a
Principal
Amount Value
Mavis Tire Express Services Topco Corp. Term B
7.199% (SOFR + 3.000%)
due 05/04/28 § $ 3,404,093 $ 3,405,308
Medline Borrower LP Term B
6.163% (SOFR + 2.000%)
due 10/23/30 § 1,222,849 1,223,423
Opal U.S. LLC Term B
7.252% (SOFR + 3.250%)
due 04/28/32 § 1,750,000 1,757,656
Pre-Paid Legal Services, Inc. Term B
due 12/15/28 ∞ 125,000 118,438
Precision Medicine Group LLC Term B
7.663% (SOFR + 3.500%)
due 08/20/32 § 875,000 872,812
Sazerac Co., Inc. Term B
6.700% (SOFR + 2.500%)
due 07/09/32 § 1,375,000 1,384,883
Southern Veterinary Partners LLC Term B
6.819% (SOFR + 2.500%)
due 12/04/31 § 6,160,719 6,154,459
Wand NewCo 3, Inc. Term B2
6.663% (SOFR + 2.500%)
due 01/30/31 § 3,371,053 3,362,362
48,326,512
Financial - 19.9%
Acrisure LLC Term B6
7.163% (SOFR + 3.000%)
due 11/06/30 § 4,351,861 4,350,956
Acuren Delaware Holdco, Inc.
6.913% (SOFR + 2.750%)
due 07/30/31 § 748,116 751,388
Alera Group, Inc. (2nd Lien)
9.663% (SOFR + 5.500%)
due 05/30/33 § 5,900,000 6,083,148
Alliant Holdings Intermediate LLC Term B
6.666% (SOFR + 2.500%)
due 09/19/31 § 2,493,750 2,489,712
Apex Group Treasury LLC Term B
7.755% (SOFR + 3.500%)
due 02/27/32 ± § 6,132,863 6,010,206
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
6.950% (SOFR + 2.750%)
due 02/15/31 § 1,615,940 1,610,890
Ascensus Holdings, Inc. Term B
7.163% (SOFR + 3.000%)
due 08/02/28 § 5,745,715 5,746,910
Asurion LLC (2nd Lien)
9.528% (SOFR + 5.250%)
due 01/20/29 § 1,300,000 1,247,420
BCP VI Summit Holdings LP Term B
7.155% (SOFR + 3.000%)
due 01/30/32 § 1,500,000 1,507,812
Broadstreet Partners Group LLC Term B4
6.913% (SOFR + 2.750%)
due 06/13/31 § 2,993,293 2,999,321
CFC USA LLC Term B
8.041% (SOFR + 3.750%)
due 07/01/32 § 2,625,000 2,569,219
CRC Insurance Group LLC (2nd Lien)
8.752% (SOFR + 4.750%)
due 05/06/32 § 9,125,000 9,309,398

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Deerfield Dakota Holding LLC
7.060% (SOFR + 3.000%)
due 09/13/32 § ∞ $ 4,500,000 $ 4,522,500
Goosehead Insurance Holdings LLC Term B
7.175% (SOFR + 3.000%)
due 01/08/32 ± § 1,247,500 1,250,619
Howden Group Holdings Ltd. Term B (United
Kingdom)
7.663% (SOFR + 3.500%)
due 04/18/30 § 3,730,867 3,746,220
IMA Financial Group, Inc. Term B
7.163% (SOFR + 3.000%)
due 11/01/28 § 4,938,713 4,945,657
Summit Acquisition, Inc. Term B
7.663% (SOFR + 3.500%)
due 10/16/31 ± § 1,000,000 1,010,000
Trucordia Insurance Holdings LLC
7.413% (SOFR + 3.250%)
due 06/17/32 ± § 6,125,000 6,147,969
USI, Inc. Term C
6.252% (SOFR + 2.250%)
due 09/29/30 § 2,984,850 2,983,731
69,283,076
Industrial - 21.8%
Apple Bidco LLC Term B
6.663% (SOFR + 2.500%)
due 09/23/31 § 2,261,151 2,263,573
Brown Group Holding LLC
Term B1
6.663% (SOFR + 2.500%)
due 07/01/31 § 1,998,744 2,002,076
Term B2
7.069% (SOFR + 2.750%)
due 07/01/31 § 996,935 1,000,254
Chariot Buyer LLC Term B
7.163% (SOFR + 3.000%)
due 09/08/32 § 5,293,280 5,301,918
Crosby U.S. Acquisition Corp. Term B
7.663% (SOFR + 3.500%)
due 08/16/29 § 2,988,655 3,003,599
EMRLD Borrower LP
Term B1
6.449% (SOFR + 2.250%)
due 05/31/30 § 839,594 838,311
Term B2
6.122% (SOFR + 2.250%)
due 08/04/31 § 498,750 497,425
Engineered Machinery Holdings, Inc.
(2nd Lien)
10.263% (SOFR + 6.000%)
due 05/21/29 ± § 1,275,000 1,281,375
10.763% (SOFR + 6.500%)
due 05/21/29 ± § 875,000 879,375
Term B
7.763% (SOFR + 3.500%)
due 05/19/28 § 743,547 748,349
Filtration Group Corp. Term B
6.913% (SOFR + 2.750%)
due 10/21/28 § 7,138,373 7,181,503
Goat Holdco LLC Term B
6.913% (SOFR + 2.750%)
due 01/27/32 § 2,448,578 2,454,317
a
Principal
Amount Value
Green Infrastructure Partners, Inc. Term B
(Canada)
6.753% (SOFR + 2.750%)
due 09/24/32 § $ 1,500,000 $ 1,503,285
Husky Injection Molding Systems Ltd. Term B
(Canada)
7.916% (SOFR + 3.750%)
due 02/15/29 ± § 2,172,328 2,179,117
Icebox Holdco III, Inc.
(2nd Lien)
10.502% (SOFR + 6.500%)
due 12/22/32 § 2,200,402 2,246,243
Term B
7.252% (SOFR + 3.250%)
due 12/22/31 § 984,694 992,079
Indicor LLC Term B
6.752% (SOFR + 2.750%)
due 11/22/29 § 5,145,720 5,159,119
Kaman Corp. Term B
due 02/26/32 ∞
φ
171,983 171,660
6.699% (SOFR + 2.500%)
due 02/26/32 § 1,822,988 1,819,570
Kenan Advantage Group, Inc. Term B4
7.413% (SOFR + 3.250%)
due 01/25/29 § 591,697 584,301
LTI Holdings, Inc. Term B
due 07/29/29 ± ∞ 1,621,537 1,637,752
Oregon Tool Lux LP (2nd Lien)
8.447% (SOFR + 4.000%)
due 10/15/29 § 295,400 230,782
Owens-Illinois Group, Inc. Term B1
due 09/24/32 ∞ 500,000 499,687
Pinnacle Buyer LLC
Delayed Draw
due 09/10/32 ∞ 322,581 323,320
Term B
due 09/10/32 ∞ 1,677,419 1,681,264
Pregis TopCo LLC
8.163% (SOFR + 4.000%)
due 02/01/29 § 1,243,150 1,252,732
Pro Mach Group, Inc. Term B
6.913% (SOFR + 2.750%)
due 08/31/28 § 1,476,964 1,481,184
Proampac PG Borrower LLC Term B
8.318% (SOFR + 4.000%)
due 09/15/28 § 1,399,330 1,405,743
Project Aurora U.S. Finco, Inc. Term B
due 09/24/32 ∞ 1,000,000 1,003,125
Quikrete Holdings, Inc. Term B3
6.413% (SOFR + 2.250%)
due 02/10/32 § 2,487,500 2,489,366
Signia Aerospace LLC Term B
due 12/11/31 ± ∞
φ
140,064 140,589
6.758% (SOFR + 2.750%)
due 12/11/31 ± § 2,223,881 2,232,221
SPX Flow, Inc. Term B
due 04/05/29 ∞ 1,125,000 1,131,328
STS Operating, Inc.
8.263% (SOFR + 4.000%)
due 03/25/31 § 749,719 745,815
TK Elevator U.S. Newco, Inc. Term B (Germany)
7.197% (SOFR + 3.000%)
due 04/30/30 § 5,423,665 5,442,903

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
TransDigm, Inc.
Term J
6.502% (SOFR + 2.500%)
due 02/28/31 § $ 2,181,270 $ 2,181,907
Term K
6.252% (SOFR + 2.250%)
due 03/22/30 § 1,000,000 999,766
Term L
6.502% (SOFR + 2.500%)
due 01/19/32 § 2,208,826 2,209,592
Term M
6.502% (SOFR + 2.500%)
due 08/19/32 § 6,125,000 6,126,433
Trident TPI Holdings, Inc. Term B7
7.752% (SOFR + 3.750%)
due 09/15/28 § 901,197 885,567
76,208,525
Technology - 13.6%
Applied Systems, Inc. (2nd Lien)
8.502% (SOFR + 4.500%)
due 02/23/32 § 4,845,000 4,972,181
AthenaHealth Group, Inc. Term B
6.913% (SOFR + 2.750%)
due 02/15/29 § 2,238,750 2,235,952
Avalara, Inc. Term B
due 03/26/32 ± ∞ 250,000 250,000
6.752% (SOFR + 2.750%)
due 03/26/32 § 623,438 624,346
BCPE Pequod Buyer, Inc. Term B
7.163% (SOFR + 3.000%)
due 11/25/31 § 2,497,500 2,504,680
Central Parent LLC Term B
7.252% (SOFR + 3.250%)
due 07/06/29 § 1,913,335 1,657,825
CoreLogic, Inc.
(2nd Lien)
10.780% (SOFR + 6.500%)
due 06/04/29 § 2,875,000 2,876,199
Term B
7.778% (SOFR + 3.500%)
due 06/02/28 § 6,047,092 6,054,651
Ellucian Holdings, Inc.
(2nd Lien)
8.913% (SOFR + 4.750%)
due 11/22/32 § 6,547,500 6,703,003
Term B
6.913% (SOFR + 2.750%)
due 10/09/29 § 624,373 625,076
Epicor Software Corp. Term B
6.663% (SOFR + 2.500%)
due 05/30/31 § 1,433,934 1,436,958
Polaris Newco LLC Term B
8.320% (SOFR + 3.400%)
due 06/02/28 § 3,031,823 2,928,687
RealPage, Inc.
7.752% (SOFR + 3.750%)
due 04/24/28 § 4,079,500 4,097,711
Term B
7.263% (SOFR + 3.000%)
due 04/24/28 § 1,940,374 1,937,275
UKG, Inc. Term B
6.810% (SOFR + 2.500%)
due 02/10/31 § 6,838,054 6,841,794
a
Principal
Amount Value
X Corp. Term B1
10.958% (SOFR + 6.500%)
due 10/26/29 § $ 1,644,180 $ 1,615,407
47,361,745
Total Senior Loan Notes
    (Cost $319,569,281) 320,166,258
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.1%
    (Cost $351,559,093) 352,647,321
Shares
SECURITIES LENDING COLLATERAL - 3.9%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity Funds
3.990% 3,245,534 3,245,534
Principal
Amount
Repurchase Agreements - 3.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$5,514,389; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $5,624,676) $ 5,513,742 5,513,742
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$5,023,420; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$5,119,024) 5,015,248 5,015,248
10,528,990
Total Securities Lending Collateral
(Cost $13,774,524) 13,774,524
a
TOTAL INVESTMENTS - 105.0%
(Cost $365,333,617) 366,421,845
OTHER ASSETS & LIABILITIES, NET - (5.0%) (17,547,746)
NET ASSETS - 100.0% $ 348,874,099

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.3%
Industrial - 0.3%
spacing
Chart Industries, Inc. * 7,071 $ 1,415,261
Total Common Stocks
    (Cost $942,807) 1,415,261
Principal
Amount
CORPORATE BONDS & NOTES - 88.1%
Basic Materials - 3.3%
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ $ 2,350,000 2,060,830
Inversion Escrow Issuer LLC
6.750% due 08/01/32 ~ 3,800,000 3,745,807
Magnera Corp.
7.250% due 11/15/31 ~ † 3,525,000 3,319,634
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 1,500,000 1,486,964
Novelis Corp.
3.875% due 08/15/31 ~ 1,725,000 1,574,094
4.750% due 01/30/30 ~ 783,000 755,981
Olympus Water U.S. Holding Corp.
due 02/15/33 # ~ 1,325,000 1,327,208
7.250% due 06/15/31 ~ 4,225,000 4,285,883
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 800,000 837,472
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 ~ 900,000 903,536
WR Grace Holdings LLC
6.625% due 08/15/32 ~ 1,675,000 1,657,253
21,954,662
Communications - 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 5,775,000 5,323,720
4.250% due 01/15/34 ~ † 1,800,000 1,557,338
4.750% due 03/01/30 ~ 3,510,000 3,370,818
5.375% due 06/01/29 ~ 3,200,000 3,181,077
CommScope LLC
9.500% due 12/15/31 ~ † 3,515,000 3,640,577
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ † 3,325,000 3,500,077
CSC Holdings LLC
3.375% due 02/15/31 ~ 1,800,000 1,162,305
11.750% due 01/31/29 ~ † 1,525,000 1,283,393
EchoStar Corp.
10.750% due 11/30/29  3,000,000 3,302,850
Level 3 Financing, Inc.
6.875% due 06/30/33 ~ 4,650,000 4,743,070
7.000% due 03/31/34 ~ 1,075,000 1,094,435
Univision Communications, Inc.
8.000% due 08/15/28 ~ 3,875,000 4,018,394
8.500% due 07/31/31 ~ † 650,000 671,757
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.750% due 07/15/31 ~ 2,230,000 2,100,373
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 4,350,000 4,509,434
43,459,618
a
Principal
Amount Value
Consumer, Cyclical - 13.6%
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ $ 1,900,000 $ 2,054,208
Boyd Gaming Corp.
4.750% due 06/15/31 ~ 4,113,000 3,968,371
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ † 2,975,000 2,846,659
6.500% due 02/15/32 ~ † 1,700,000 1,735,042
Carnival Corp.
due 05/01/29 # ~ 275,000 275,000
5.750% due 08/01/32 ~ 1,000,000 1,018,928
5.875% due 06/15/31 ~ 4,900,000 5,024,377
Churchill Downs, Inc.
6.750% due 05/01/31 ~ 2,425,000 2,488,305
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 2,275,000 2,351,907
6.750% due 09/15/32 ~ 525,000 536,962
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 2,700,000 2,571,893
6.750% due 01/15/30 ~ † 1,975,000 1,854,738
Ford Motor Co.
3.250% due 02/12/32  1,750,000 1,531,632
Ford Motor Credit Co. LLC
7.350% due 11/04/27  2,300,000 2,399,278
Grupo Aeromexico SAB de CV (Mexico)
8.625% due 11/15/31 ~ † 1,575,000 1,576,811
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ † 1,095,000 1,022,704
6.625% due 01/15/32 ~ 1,200,000 1,219,619
LGI Homes, Inc.
7.000% due 11/15/32 ~ † 1,775,000 1,735,062
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ † 18,953,000 15,626,246
Marriott Ownership Resorts, Inc.
6.500% due 10/01/33 ~ 625,000 622,587
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 2,450,000 2,120,762
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,250,000 1,195,305
3.875% due 01/15/28 ~ 650,000 635,332
4.000% due 10/15/30 ~ 3,700,000 3,490,833
4.375% due 01/15/28 ~ 1,900,000 1,869,620
6.125% due 06/15/29 ~ 1,375,000 1,407,735
Newell Brands, Inc.
8.500% due 06/01/28 ~ 5,050,000 5,354,192
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ 1,850,000 1,857,375
Rivers Enterprise Lender LLC/Rivers Enterprise
Lender Corp.
due 10/15/30 # ~ 2,075,000 2,094,799
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 3,650,000 3,591,759
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29  2,740,000 2,651,491
Viking Cruises Ltd.
due 10/15/33 # ~ 1,450,000 1,452,830
7.000% due 02/15/29 ~ 1,935,000 1,946,055
9.125% due 07/15/31 ~ 2,750,000 2,953,651

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ $ 175,000 $ 174,971
Warnermedia Holdings, Inc.
5.050% due 03/15/42 † 2,250,000 1,797,626
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ 825,000 838,344
7.125% due 02/15/31 ~ † 2,365,000 2,547,509
90,440,518
Consumer, Non-Cyclical - 13.4%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 6,200,000 5,884,301
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 2,050,000 2,125,440
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 5,100,000 5,351,791
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.875% due 06/15/30 ~ 7,900,000 8,126,611
BC Ltd.
10.000% due 04/15/32 ~ 1,675,000 1,718,285
Centene Corp.
2.500% due 03/01/31  2,175,000 1,874,935
Charles River Laboratories International, Inc.
4.000% due 03/15/31 ~ 2,800,000 2,609,744
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,568,707 1,666,345
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ † 1,880,000 1,627,061
10.875% due 01/15/32 ~ 2,000,000 2,120,694
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 2,495,000 2,696,831
9.000% due 05/15/28 ~ 1,500,000 1,589,209
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 1,635,000 1,727,587
9.625% due 09/15/32 ~ † 3,500,000 3,787,322
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 3,475,000 3,483,373
Garda World Security Corp. (Canada)
8.250% due 08/01/32 ~ 2,350,000 2,438,132
Medline Borrower LP
3.875% due 04/01/29 ~ 4,375,000 4,222,658
5.250% due 10/01/29 ~ 2,600,000 2,579,442
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 200,000 205,331
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 1,900,000 1,948,689
Post Holdings, Inc.
6.375% due 03/01/33 ~ † 3,775,000 3,819,579
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 1,750,000 1,699,938
6.250% due 04/01/29 ~ 1,500,000 1,500,943
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 3,800,000 3,931,503
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,236,475
4.375% due 01/15/30  3,550,000 3,455,501
6.125% due 06/15/30  425,000 430,953
a
Principal
Amount Value
U.S. Foods, Inc.
5.750% due 04/15/33 ~ $ 875,000 $ 881,770
Veritiv Operating Co.
10.500% due 11/30/30 ~ 4,475,000 4,808,289
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ † 4,625,000 4,637,562
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 4,703,250 4,959,107
89,145,401
Energy - 10.5%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 5,134,909
5.750% due 10/15/33 ~ 625,000 622,619
6.625% due 02/01/32 ~ 200,000 206,159
Archrock Partners LP/Archrock Partners Finance
Corp.
6.625% due 09/01/32 ~ 3,600,000 3,695,497
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
6.625% due 07/15/33 ~ 1,500,000 1,526,245
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 1,025,000 1,062,335
9.625% due 06/15/33 ~ 1,300,000 1,374,109
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 1,300,000 1,253,005
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 1,900,000 1,883,583
7.500% due 12/15/33 ~ 3,000,000 3,257,580
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 6,835,000 6,983,155
Energy Transfer LP
6.500% due 02/15/56  3,300,000 3,287,766
7.125% due 10/01/54  4,850,000 5,038,384
Genesis Energy LP/Genesis Energy Finance
Corp.
8.000% due 05/15/33  2,200,000 2,302,804
Global Partners LP/GLP Finance Corp.
8.250% due 01/15/32 ~ 1,900,000 2,005,372
Sunoco LP
5.625% due 03/15/31 ~ 125,000 124,156
5.875% due 03/15/34 ~ 125,000 123,996
7.250% due 05/01/32 ~ 3,625,000 3,807,051
7.875% due 09/18/30 ~ 1,650,000 1,676,986
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
6.750% due 03/15/34 ~ 1,300,000 1,287,765
Targa Resources Corp.
4.200% due 02/01/33  4,000,000 3,802,458
Transocean International Ltd.
8.500% due 05/15/31 ~ 1,800,000 1,765,369
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 2,340,000 2,110,071
Venture Global LNG, Inc.
9.000% due 09/30/29 ~ † 2,425,000 2,405,066
9.875% due 02/01/32 ~ † 6,890,000 7,505,609
Venture Global Plaquemines LNG LLC
6.750% due 01/15/36 ~ 2,025,000 2,152,174
7.750% due 05/01/35 ~ 950,000 1,072,867
Vital Energy, Inc.
7.875% due 04/15/32 ~ † 2,325,000 2,258,557
WBI Operating LLC
due 10/15/30 # ~ 125,000 125,000

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
due 10/15/33 # ~ $ 175,000 $ 175,000
70,025,647
Financial - 15.0%
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/32 ~ † 1,100,000 1,133,554
7.500% due 11/06/30 ~ 7,750,000 8,079,608
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.500% due 10/01/31 ~ 7,250,000 7,421,699
6.750% due 04/15/28 ~ 4,500,000 4,583,340
7.375% due 10/01/32 ~ † 1,775,000 1,831,236
Amynta Agency Borrower, Inc. & Amynta
Warranty Borrower, Inc.
7.500% due 07/15/33 ~ 3,325,000 3,420,564
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,700,000 2,827,356
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 6,825,000 7,180,475
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ 2,400,000 2,344,297
Barclays PLC (United Kingdom)
7.625% due 03/15/35 † 2,275,000 2,413,238
9.625% due 12/15/29  800,000 909,658
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 2,500,000 2,494,794
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ 5,350,000 5,450,848
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
8.125% due 02/15/32 ~ 7,775,000 8,073,544
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 429,971
4.875% due 09/15/29 ~ 2,050,000 2,019,768
5.000% due 07/15/28 ~ 625,000 621,671
5.250% due 03/15/28 ~ 500,000 499,531
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,900,000 8,211,373
Kilroy Realty LP
5.875% due 10/15/35  2,900,000 2,941,189
OneMain Finance Corp.
3.875% due 09/15/28  1,500,000 1,442,868
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 550,000 568,511
8.000% due 08/01/33 ~ 1,875,000 1,944,838
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 9,700,000 10,095,935
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 2,525,000 2,593,314
6.375% due 08/01/33 ~ 2,700,000 2,790,083
Ryan Specialty LLC
5.875% due 08/01/32 ~ 2,600,000 2,631,047
UBS Group AG (Switzerland)
7.125% due 08/10/34 ~ 4,200,000 4,326,004
99,280,314
Industrial - 18.3%
Beacon Mobility Corp.
7.250% due 08/01/30 ~ † 4,200,000 4,369,697
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 9,853,000 9,547,759
a
Principal
Amount Value
Calderys Financing II LLC
11.750% Cash or 12.500% PIK
due 06/01/28 ~ $ 4,275,000 $ 4,467,710
Chart Industries, Inc.
7.500% due 01/01/30 ~ 1,275,000 1,328,531
9.500% due 01/01/31 ~ 6,375,000 6,835,638
Clean Harbors, Inc.
due 10/15/33 # ~ 750,000 757,144
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ 4,200,000 4,402,671
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 2,465,000 2,536,976
6.750% due 07/15/31 ~ 1,950,000 2,027,647
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 5,350,000 5,093,249
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 6,000,000 5,858,936
Goat Holdco LLC
6.750% due 02/01/32 ~ 3,325,000 3,411,100
Husky Injection Molding Systems Ltd./Titan Co-
Borrower LLC (Canada)
9.000% due 02/15/29 ~ † 2,275,000 2,380,653
Iris Holding, Inc.
10.000% due 12/15/28 ~ 1,830,000 1,657,265
LABL, Inc.
5.875% due 11/01/28 ~ 1,250,000 970,850
8.625% due 10/01/31 ~ † 7,575,000 5,570,759
Luna 1.5 SARL (Luxembourg)
12.000% due 07/01/32 ~ 3,900,000 4,054,640
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 1,375,000 1,390,198
9.250% due 04/15/27 ~ 1,475,000 1,479,621
Oregon Tool Lux LP
7.875% due 10/15/29 ~ 3,284,635 1,724,433
Regal Rexnord Corp.
6.400% due 04/15/33 † 6,225,000 6,685,793
Sealed Air Corp.
6.875% due 07/15/33 ~ 8,000,000 8,694,820
SPX FLOW, Inc.
8.750% due 04/01/30 ~ † 7,350,000 7,557,028
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 1,325,000 1,360,836
Standard Industries, Inc.
4.375% due 07/15/30 ~ 1,650,000 1,583,059
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,191,134
TransDigm, Inc.
6.000% due 01/15/33 ~ 4,125,000 4,174,347
6.375% due 03/01/29 ~ 3,250,000 3,326,866
6.375% due 05/31/33 ~ 4,325,000 4,384,438
6.625% due 03/01/32 ~ 675,000 695,787
6.750% due 08/15/28 ~ 2,975,000 3,035,419
6.750% due 01/31/34 ~ 650,000 672,538
6.875% due 12/15/30 ~ † 1,150,000 1,192,585
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 2,000,000 2,135,198
12.250% due 01/15/31 ~ 2,875,000 3,114,447
121,669,772
Technology - 4.9%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 3,472,000 3,607,967
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 4,275,000 3,697,041

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CoreWeave, Inc.
9.000% due 02/01/31 ~ † $ 850,000 $ 872,210
9.250% due 06/01/30 ~ 850,000 878,903
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ † 4,350,000 4,430,118
Kioxia Holdings Corp. (Japan)
6.250% due 07/24/30 ~ 600,000 612,681
6.625% due 07/24/33 ~ 2,775,000 2,855,905
Open Text Corp. (Canada)
6.900% due 12/01/27 ~ 2,650,000 2,760,099
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ † 3,350,000 3,101,161
Rackspace Finance LLC
3.500% due 05/15/28 ~ 1,417,500 600,935
UKG, Inc.
6.875% due 02/01/31 ~ 8,675,000 8,957,718
32,374,738
Utilities - 2.5%
NRG Energy, Inc.
due 01/15/34 # ~ 550,000 549,782
due 01/15/36 # ~ 450,000 450,346
3.625% due 02/15/31 ~ 2,650,000 2,452,203
6.250% due 11/01/34 ~ † 4,275,000 4,384,936
Vistra Corp.
8.000% due 10/15/26 ~ 5,818,000 5,955,380
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 2,525,000 2,473,985
7.750% due 10/15/31 ~ 575,000 608,877
16,875,509
Total Corporate Bonds & Notes
    (Cost $578,659,972) 585,226,179
SENIOR LOAN NOTES - 4.6%
Consumer, Cyclical - 0.4%
Gloves Buyer, Inc. Term B
8.163% (SOFR + 4.000%)
due 05/21/32 § 2,600,000 2,531,750
Industrial - 3.7%
Engineered Machinery Holdings, Inc. (2nd Lien)
10.263% (SOFR + 6.000%)
due 05/21/29 ± § 4,000,000 4,020,000
Iris Holding, Inc.
9.158% (SOFR + 4.750%)
due 06/28/28 § 3,388,488 3,295,539
LSF12 Crown U.S. Commercial Bidco LLC Term
B
7.663% (SOFR + 3.500%)
due 12/02/31 § 4,887,750 4,900,986
Merlin Buyer, Inc.
due 12/14/28 ± ∞ 3,750,000 3,768,750
Oregon Tool Lux LP (2nd Lien)
8.447% (SOFR + 4.195%)
due 10/15/29 § 3,177,782 2,482,642
STS Operating, Inc.
8.263% (SOFR + 4.000%)
due 03/25/31 § 2,571,380 2,557,988
a
Principal
Amount Value
TK Elevator U.S. Newco, Inc. Term B (Germany)
7.197% (SOFR + 3.000%)
due 04/30/30 § $ 3,447,827 $ 3,460,056
24,485,961
Technology - 0.5%
Ellucian Holdings, Inc. (2nd Lien)
8.913% (SOFR + 4.750%)
due 11/22/32 § 3,500,000 3,583,125
Total Senior Loan Notes
    (Cost $30,536,006) 30,600,836
ASSET-BACKED SECURITIES - 3.9%
Other Asset-Backed Securities - 3.9%
AIMCO CLO 10 Ltd. (Cayman)
9.982% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,117,064
AIMCO CLO 22 Ltd. (Jersey)
10.825% (SOFR + 6.500%)
due 04/19/37 ~ § 1,500,000 1,525,484
Barrow Hanley CLO I Ltd. (Cayman)
9.575% (SOFR + 5.250%)
due 01/20/38 ~ § 1,000,000 1,007,575
Benefit Street Partners CLO XXIX Ltd. (Jersey)
8.918% (SOFR + 4.600%)
due 01/25/38 ~ § 1,000,000 1,000,480
CarVal CLO VII-C Ltd. (Jersey)
10.675% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 2,010,011
Clover CLO LLC
10.725% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 1,019,495
Eaton Vance CLO Ltd.
10.568% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 995,417
Elmwood CLO 39 Ltd. (Cayman)
8.684% (SOFR + 4.400%)
due 04/17/38 ~ § 1,225,000 1,224,464
Juniper Valley Park CLO Ltd. (Jersey)
9.825% (SOFR + 5.500%)
due 07/20/36 ~ § 1,550,000 1,550,000
Magnetite XL Ltd. (Cayman)
10.068% (SOFR + 5.750%)
due 07/15/37 ~ § 1,700,000 1,727,366
Magnetite XXIII Ltd. (Cayman)
10.880% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 507,417
Neuberger Berman Loan Advisers CLO 46 Ltd.
(Cayman)
9.475% (SOFR + 5.150%)
due 01/20/37 ~ § 1,025,000 1,027,814
OHA Loan Funding Ltd. (Cayman)
10.025% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,667,290
RR 30 Ltd. (Bermuda)
10.068% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,544,104
RR 8 Ltd. (Cayman)
10.568% (SOFR + 6.250%)
due 07/15/37 ~ § 2,000,000 2,016,456

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Trimaran CAVU Ltd. (Cayman)
11.961% (SOFR + 7.632%)
due 01/18/35 ~ § $ 1,441,000 $ 1,450,090
Unity-Peace Park CLO Ltd. (Jersey)
11.500% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,509,973
25,900,500
Total Asset-Backed Securities
    (Cost $25,682,379) 25,900,500
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.9%
    (Cost $635,821,164) 643,142,776
Shares
SECURITIES LENDING COLLATERAL - 10.8%
Mutual Funds - 2.6%
The Morgan Stanley Institutional Liquidity Funds
3.990% 16,945,621 16,945,621
Principal
Amount
Repurchase Agreements - 8.2%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$28,791,792; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $29,367,628) $ 28,788,418 28,788,418
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$26,228,339; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$26,727,509) 26,185,671 26,185,671
54,974,089
Total Securities Lending Collateral
(Cost $71,919,710) 71,919,710
a
TOTAL INVESTMENTS - 107.7%
(Cost $707,740,874) 715,062,486
OTHER ASSETS & LIABILITIES, NET - (7.7%) (50,823,780)
NET ASSETS - 100.0% $ 664,238,706

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.9%
Financial - 0.4%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 3,000 $ 2,885
Bank of America Corp.
5.875% due 03/15/28  410,000 414,656
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 13,894 1,812
1.500% due 10/01/53  1,775,769 219,921
2.500% due 10/01/47  629 93
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~ 621 79
1.500% due 10/01/53  734,744 83,102
2.000% due 10/01/53  999,840 120,125
2.000% due 10/01/53 ~ 199,663 26,360
2.500% due 10/01/47  315 46
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 129 16
1.500% due 10/01/52 ~ 1,379,858 170,781
1.500% due 10/01/53 ~ 99,575 10,738
2.500% due 10/01/47 ~ 1,695 250
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 330,078 39,658
2.500% due 04/01/47 ~ 7,801 1,147
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 114,693
7.750% due 03/01/29 ~ 100,000 130,959
1,337,321
Industrial - 0.5%
Beignet
due 06/01/49 # $ 1,800,000 1,800,000
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  100,000 99,654
Total Corporate Bonds & Notes
    (Cost $3,361,801) 3,236,975
MORTGAGE-BACKED SECURITIES - 19.5%
Collateralized Mortgage Obligations - Commercial - 0.7%
BAMLL Commercial Mortgage Securities Trust
5.315% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 480,579
BDS LLC
5.934% (SOFR + 1.800%)
due 03/19/39 ~ § 584,547 585,363
LoanCore Issuer Ltd. (Cayman)
5.931% (SOFR + 1.550%)
due 01/17/37 ~ § 374,369 375,713
MF1 LLC
6.284% (SOFR + 2.150%)
due 06/19/37 ~ § 514,915 516,197
TRTX Issuer Ltd. (Cayman)
5.793% (SOFR + 1.650%)
due 02/15/39 ~ § 407,339 408,387
2,366,239
Collateralized Mortgage Obligations - Residential - 3.9%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § 105,701 101,863
a
Principal
Amount Value
Bear Stearns ARM Trust
5.125% due 01/25/35 § $ 57,990 $ 52,040
Chevy Chase Funding LLC Mortgage-Backed
Certificates
4.632% (SOFR + 0.474%)
due 03/25/35 ~ § 106,748 106,372
Citigroup Mortgage Loan Trust, Inc.
5.774% due 05/25/42 ~ § 408,023 399,336
6.490% (UST + 2.400%)
due 05/25/35 § 3,991 4,037
Eurosail-U.K. PLC (United Kingdom)
5.055% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 133,522 179,622
Federal Home Loan Mortgage Corp. REMICS
4.810% (SOFR + 0.464%)
due 07/15/44 § $ 172,896 170,079
4.837% (SOFR + 0.464%)
due 01/15/47 § 731,496 711,638
4.887% (SOFR + 0.514%)
due 08/15/57 § 1,663,470 1,598,385
5.296% (SOFR + 0.940%)
due 11/25/54 § 1,366,026 1,368,361
5.456% (SOFR + 1.100%)
due 07/25/55 § 1,354,357 1,357,780
Federal Home Loan Mortgage Corp. STRIPS
4.937% (SOFR + 0.564%)
due 09/15/42 § 453,901 447,197
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
4.532% (SOFR + 0.374%)
due 08/25/31 § 21,530 21,366
Federal National Mortgage Association REMICS
4.523% (SOFR + 0.174%)
due 07/25/37 § 147,650 145,069
4.613% (SOFR + 0.264%)
due 08/25/34 § 11,173 10,984
4.821% (SOFR + 0.464%)
due 07/25/37 § 1,562 1,546
5.386% (SOFR + 1.030%)
due 06/25/55 § 1,648,758 1,659,950
6.373% due 05/25/35 § 107,928 110,415
Government National Mortgage Association
REMICS
4.927% (SOFR + 0.865%)
due 08/20/68 § 529,546 531,736
5.289% (SOFR + 0.900%)
due 10/20/72 § 2,345,704 2,354,533
5.489% (SOFR + 1.100%)
due 05/20/73 § 478,874 486,345
5.592% (SOFR + 1.465%)
due 04/20/67 § 273,348 277,144
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 101,440 107,205
GSR Mortgage Loan Trust
6.625% due 01/25/35 § 38,061 36,347
HarborView Mortgage Loan Trust
4.930% (SOFR + 0.794%)
due 06/20/35 § 1,245,488 1,196,900
JP Morgan Mortgage Trust
5.913% due 07/25/35 § 24,422 24,416
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
4.965% (SOFR + 0.814%)
due 11/15/31 § 32,173 31,285

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.705% (SOFR + 0.554%)
due 12/15/30 § $ 24,503 $ 23,916
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 212,944 207,925
Sequoia Mortgage Trust
4.948% (SOFR + 0.814%)
due 10/19/26 § 24,465 24,159
Structured Adjustable Rate Mortgage Loan Trust
6.336% due 02/25/34 § 9,422 9,141
Structured Asset Mortgage Investments II Trust
4.748% (SOFR + 0.614%)
due 07/19/35 § 134,646 129,822
4.908% (SOFR + 0.774%)
due 10/19/34 § 44,349 42,761
Thornburg Mortgage Securities Trust
4.892% (SOFR + 0.734%)
due 06/25/44 § 572,703 550,828
14,480,503
Federal Home Loan Mortgage Corp. - 0.1%
6.430% (UST + 2.225%)
due 01/01/34 § 24,202 24,801
6.481% (RFUCC + 1.731%)
due 08/01/35 § 367 375
6.500% due 02/01/54  249,249 257,869
283,045
Federal National Mortgage Association - 0.1%
5.421% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 46,867 47,349
5.675% (RFUCC + 0.675%)
due 02/01/36 § 25,421 25,619
6.007% (RFUCC + 1.382%)
due 12/01/34 § 9,556 9,660
6.163% (RFUCC + 1.538%)
due 01/01/36 § 5,245 5,276
6.405% (RFUCC + 1.780%)
due 11/01/35 § 6,040 6,144
6.583% (RFUCC + 1.272%)
due 11/01/35 § 17,271 17,440
6.644% (RFUCC + 1.644%)
due 03/01/35 § 43,834 44,734
7.000% (RFUCC + 2.000%)
due 04/01/35 § 33,527 34,413
190,635
Government National Mortgage Association - 3.7%
3.500% due 05/20/52 - 01/20/53 962,050 884,982
3.500% due 06/20/52  6,238,618 5,717,218
3.500% due 10/20/54  7,753,048 7,075,920
4.750% (UST + 1.500%)
due 11/20/26 § 529 529
5.000% (UST + 1.500%)
due 12/20/26 § 257 257
5.625% (UST + 1.500%)
due 05/20/26 - 01/20/27 § 878 878
13,679,784
Uniform Mortgage-Backed Securities - 11.0%
due 11/01/54 # 8,000,000 8,273,007
due 11/01/54 # 11,200,000 11,440,469
due 11/01/54 # 9,500,000 9,572,694
a
Principal
Amount Value
due 10/01/55 # $ 10,000,000 $ 9,700,922
due 11/01/55 # 1,700,000 1,648,294
40,635,386
Total Mortgage-Backed Securities
    (Cost $71,390,818) 71,635,592
ASSET-BACKED SECURITIES - 6.8%
Home Equity Other - 1.1%
ABFC Trust
4.972% (SOFR + 0.814%)
due 06/25/34 § 660,539 665,222
ACE Securities Corp. Home Equity Loan Trust
5.052% (SOFR + 0.894%)
due 04/25/34 § 497,631 473,746
Citigroup Mortgage Loan Trust, Inc.
4.562% (SOFR + 0.404%)
due 09/25/36 ~ § 157,362 153,477
Credit-Based Asset Servicing & Securitization
LLC
3.475% (SOFR + 1.164%)
due 06/25/35 § 896,787 875,089
Home Equity Asset Trust
5.127% (SOFR + 0.969%)
due 08/25/34 § 66,535 66,290
5.472% (SOFR + 1.314%)
due 07/25/35 § 578,444 575,190
Merrill Lynch Mortgage Investors Trust
4.992% (SOFR + 0.834%)
due 10/25/35 § 622,129 616,164
Morgan Stanley ABS Capital I, Inc. Trust
4.932% (SOFR + 0.774%)
due 01/25/35 § 325,631 319,136
5.247% (SOFR + 1.089%)
due 07/25/34 § 58,600 62,429
Renaissance Home Equity Loan Trust
5.032% (SOFR + 0.874%)
due 12/25/32 § 138,835 131,476
Saxon Asset Securities Trust
4.582% (SOFR + 0.424%)
due 09/25/37 § 86,590 83,728
4,021,947
Other Asset-Backed Securities - 5.7%
522 Funding CLO Ltd.
5.627% (SOFR + 1.302%)
due 10/20/31 ~ § 292,620 292,953
ARES European CLO X DAC (Ireland)
2.806% (EURIBOR + 0.780%)
due 10/15/31 ~ § EUR 403,807 473,996
Barings Euro CLO DAC (Ireland)
3.006% (EURIBOR + 0.980%)
due 10/15/34 ~ § 1,700,000 1,992,445
Black Diamond CLO DAC (Ireland)
2.884% (EURIBOR + 0.860%)
due 01/20/32 ~ § 4,311 5,064
Canyon CLO Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 500,454
Carlyle Global Market Strategies Euro CLO Ltd.
(Ireland)
2.786% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 538,512 632,603

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Catamaran CLO Ltd. (Cayman)
5.694% (SOFR + 1.362%)
due 04/22/30 ~ § $ 28,443 $ 28,478
CIFC Funding Ltd. (Cayman)
5.530% (SOFR + 1.212%)
due 10/24/30 ~ § 104,695 104,847
Contego CLO III BV (Netherlands)
3.297% (EURIBOR + 1.250%)
due 04/15/38 ~ § EUR 1,700,000 2,002,606
CVC Cordatus Opportunity Loan Fund-R DAC
(Ireland)
2.876% (EURIBOR + 0.840%)
due 08/15/33 ~ § 922,767 1,083,709
Dryden 52 Euro CLO DAC (Ireland)
2.896% (EURIBOR + 0.860%)
due 05/15/34 ~ § 253,946 297,718
Dryden 64 CLO Ltd. (Cayman)
5.561% (SOFR + 1.232%)
due 04/18/31 ~ § $ 266,480 266,743
Dryden XXVI Senior Loan Fund (Cayman)
5.479% (SOFR + 1.162%)
due 04/15/29 ~ § 386,010 386,202
Dunedin Park CLO DAC (Ireland)
3.008% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 587,437
Gallatin CLO VIII Ltd. (Cayman)
5.669% (SOFR + 1.352%)
due 07/15/31 ~ § $ 202,054 202,285
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 399,102 400,725
Harvest CLO XXII DAC (Ireland)
2.876% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,063,302 1,248,059
Invesco CLO Ltd. (Jersey)
5.441% (SOFR + 1.150%)
due 07/20/35 ~ § $ 1,800,000 1,807,294
KKR CLO 9 Ltd. (Cayman)
5.529% (SOFR + 1.212%)
due 07/15/30 ~ § 14,845 14,853
LCM XVIII LP (Cayman)
5.607% (SOFR + 1.282%)
due 04/20/31 ~ § 13,107 13,115
Madison Park Euro Funding IX DAC (Ireland)
2.906% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,174,372
Navesink CLO 2 Ltd.
5.588% (SOFR + 1.270%)
due 04/15/36 ~ § $ 1,700,000 1,701,520
Oak Hill European Credit Partners VII DAC
(Ireland)
2.764% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 213,695 250,910
OCP Euro CLO DAC (Ireland)
3.300% (EURIBOR + 1.230%)
due 10/20/39 ~ § 700,000 824,365
Octagon Investment Partners 18-R Ltd. (Cayman)
5.539% (SOFR + 1.222%)
due 04/16/31 ~ § $ 120,729 120,811
OZLM XXIV Ltd. (Cayman)
5.747% (SOFR + 1.422%)
due 07/20/32 ~ § 107,789 107,999
Romark CLO Ltd. (Cayman)
5.611% (SOFR + 1.292%)
due 10/23/30 ~ § 82,562 82,608
a
Principal
Amount Value
Saranac CLO VI Ltd. (Jersey)
5.439% (SOFR + 1.402%)
due 08/13/31 ~ § $ 64,616 $ 64,727
Segovia European CLO DAC (Ireland)
2.904% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 284,371 334,171
Shackleton CLO Ltd. (Cayman)
5.525% (SOFR + 1.200%)
due 07/20/34 ~ § $ 600,000 600,935
SLM Student Loan Trust
5.152% (SOFR + 0.812%)
due 10/25/64 ~ § 403,124 404,462
Sound Point CLO IX Ltd. (Cayman)
5.797% (SOFR + 1.472%)
due 07/20/32 ~ § 458,021 458,133
Symphony CLO XXIX Ltd. (Cayman)
5.433% (SOFR + 1.150%)
due 10/15/35 ~ § 700,000 702,789
Trinitas CLO VII Ltd. (Cayman)
5.378% (SOFR + 1.060%)
due 01/25/35 ~ § 1,000,000 1,003,341
TSTAT Ltd. (Bermuda)
5.475% (SOFR + 1.150%)
due 07/20/37 ~ § 79,647 79,737
U.S. Small Business Administration
5.290% due 12/01/27  127,678 128,286
Venture XXVIII CLO Ltd. (Cayman)
5.577% (SOFR + 1.252%)
due 07/20/30 ~ § 30,704 30,720
Vibrant CLO XI Ltd. (Cayman)
5.707% (SOFR + 1.382%)
due 07/20/32 ~ § 143,601 143,838
Voya CLO Ltd. (Cayman)
5.534% (SOFR + 1.212%)
due 04/17/30 ~ § 102,313 102,390
5.682% (SOFR + 1.362%)
due 07/14/31 ~ § 128,862 129,023
20,786,723
Total Asset-Backed Securities
    (Cost $24,117,541) 24,808,670
U.S. TREASURY OBLIGATIONS - 89.4%
U.S. Treasury Inflation Protected Securities - 89.4%
0.125% due 07/15/26 ^ 9,732,271 9,698,523
0.125% due 10/15/26 ^ 7,211,115 7,171,931
0.125% due 04/15/27 ^ 9,613,772 9,482,454
0.125% due 01/15/30 ^ 9,845,786 9,402,506
0.125% due 07/15/30 ^ 7,055,552 6,710,492
0.125% due 01/15/31 ^ 6,825,060 6,410,916
0.125% due 07/15/31 ^ 397,733 371,554
0.125% due 01/15/32 ^ 7,807,711 7,191,704
0.125% due 02/15/51 ^ 2,493,908 1,384,953
0.125% due 02/15/52 ^ ‡ 812,294 440,754
0.250% due 07/15/29 ^ 4,675,108 4,536,607
0.250% due 02/15/50 ^ 3,442,728 2,038,958
0.375% due 01/15/27 ^ 1,123,315 1,114,816
0.375% due 07/15/27 ^ 7,989,328 7,936,580
0.500% due 01/15/28 ^ 12,543,602 12,400,357
0.625% due 07/15/32 ^ 12,455,072 11,792,501
0.625% due 02/15/43 ^ 4,397,744 3,343,488
0.750% due 07/15/28 ^ 8,559,082 8,521,192

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
0.750% due 02/15/42 ^ $ 7,648,307 $ 6,071,168
0.750% due 02/15/45 ^ 7,503,691 5,601,029
0.875% due 01/15/29 ^ 6,780,396 6,730,418
0.875% due 02/15/47 ^ 7,096,475 5,245,883
1.000% due 02/15/46 ^ 6,448,504 4,977,541
1.000% due 02/15/48 ^ 5,632,828 4,225,331
1.000% due 02/15/49 ^ 4,107,936 3,034,265
1.125% due 01/15/33 ^ 11,823,339 11,463,441
1.250% due 04/15/28 ^ ‡ 753,865 756,891
1.375% due 07/15/33 ^ 14,468,768 14,251,670
1.375% due 02/15/44 ^ 9,023,186 7,723,544
1.500% due 02/15/53 ^ 2,934,144 2,350,803
1.625% due 10/15/27 ^ ‡ 12,870,682 13,080,033
1.625% due 10/15/29 ^ 7,904,974 8,063,693
1.625% due 04/15/30 ^ 8,728,312 8,865,050
1.750% due 01/15/28 ^ ‡ 2,773,950 2,820,329
1.750% due 01/15/34 ^ 3,993,344 4,013,653
1.875% due 07/15/34 ^ 17,320,128 17,578,420
1.875% due 07/15/35 ^ 7,042,140 7,101,370
2.125% due 04/15/29 ^ 3,133,110 3,234,775
2.125% due 01/15/35 ^ 15,369,834 15,827,283
2.125% due 02/15/40 ^ 2,645,354 2,668,004
2.125% due 02/15/41 ^ 2,817,422 2,817,289
2.125% due 02/15/54 ^ 2,947,140 2,723,363
2.375% due 01/15/27 ^ ‡ 144,165 146,764
2.375% due 10/15/28 ^ 22,905,321 23,862,930
2.375% due 02/15/55 ^ 1,947,861 1,903,635
2.500% due 01/15/29 ^ 5,262,986 5,500,968
3.625% due 04/15/28 ^ 14,287,550 15,206,738
3.875% due 04/15/29 ^ 10,540,762 11,529,227
329,325,794
Total U.S. Treasury Obligations
    (Cost $354,745,481) 329,325,794
FOREIGN GOVERNMENT BONDS & NOTES - 5.5%
Canadian Government (Canada)
4.250% due 12/01/26 ^
CAD
2,816,085
2,109,362
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~ ‡
EUR
4,277,665
5,003,886
0.100% due 07/25/31 ^ ~
1,224,090
1,362,941
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~
1,489,368
1,702,479
1.800% due 05/15/36 ^ ~
622,494
727,502
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^
JPY
263,772,310
1,812,826
0.100% due 03/10/29 ^
1,107,498,675
7,637,626
Total Foreign Government Bonds & Notes
    (Cost $21,608,108) 20,356,622
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
JP Morgan Securities LLC
4.250% due 10/01/25
(Dated 09/30/25, repurchase price of
$2,700,319; collateralized by U.S. Treasury
Obligations: 4.500% due 05/31/29 and value
$2,714,300) $ 2,700,000 $ 2,700,000
a
Total Short-Term Investments
(Cost $2,700,000) 2,700,000
TOTAL INVESTMENTS - 122.8%
(Cost $477,923,749) 452,063,653
DERIVATIVES - 0.8% 3,065,495
OTHER ASSETS & LIABILITIES, NET - (23.6%) (86,909,318)
NET ASSETS - 100.0% $ 368,219,830

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $6,110,114 at a weighted average interest rate of 0.8%. As of September 30, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $47,725,866 at a weighted average interest rate of 4.4%.
(b) Reverse repurchase agreements outstanding as of September 30, 2025 were as follows:
(c) As of September 30, 2025, open futures contracts outstanding were as follows:
(d) As of September 30, 2025, forward foreign currency contracts outstanding were as follows:
Counter-
party Collateral Pledged
Interest
Rate
Settlement
Date
Maturity
Date
Repurchase
Amount
Principal
Amount Value
BRC France Government Inflation-Linked
Bonds 0.100% due 03/01/26, and value
$5,003,886 2.050% 09/10/25 10/06/25 ( $ 5,005,022 ) EUR 4,256,735 ( $ 4,997,623 )
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 12/25 49 $ 5,492,406 $ 5,512,500 $ 20,094
CBOT Ultra U.S. Treasury Bond 12/25 192 22,563,429 23,052,000 488,571
Eurex 2 Year Euro SCHATZ 12/25 4 502,874 502,400 (474)
Eurex 5 Year Euro BOBL 12/25 19 2,627,265 2,627,983 718
Eurex 30 Year Euro BUXL 12/25 25 3,283,847 3,360,133 76,286
Euro-BTP Italian Bond 12/25 38 5,297,357 5,346,533 49,176
TSE Japanese 10 Year Bond 12/25 1 927,141 918,213 (8,928)
$ 625,443
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 12/25 194 40,382,671 40,429,297 (46,626)
CBOT 5 Year U.S. Treasury Notes 12/25 168 18,362,984 18,344,812 18,172
CBOT U.S. Long Bond 12/25 172 19,634,112 20,054,125 (420,013)
CBOT Ultra 10 Year U.S. Treasury Notes 12/25 22 2,528,980 2,531,719 (2,739)
Eurex 10 Year Euro BUND 12/25 74 11,103,972 11,170,129 (66,157)
Eurex French Government OAT Bond 12/25 117 16,535,131 16,669,113 (133,982)
SFE 3 Year Australian Bond 12/25 16 1,134,790 1,131,144 3,646
( $ 647,699 )
Total Futures Contracts ( $ 22,256 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CAD 3,048,247 USD 2,187,162 10/25 CIT $ 3,249 $ –
DKK 4,433,640 USD 696,379 10/25 JPM 949 –
EUR 415,000 USD 490,020 10/25 CIT – (2,789)
EUR 4,269,000 USD 5,031,726 10/25 HSB – (19,703)
EUR 13,145,620 USD 15,459,249 10/25 SGN – (25,625)
JPY 22,575,839 USD 151,944 10/25 BNP 714 –
JPY 19,486,228 USD 130,099 10/25 BOA 1,667 –
JPY 11,188,756 USD 75,216 10/25 HSB 443 –
JPY 426,835,934 USD 2,859,106 10/25 MSC 27,163 –
JPY 929,541,398 USD 6,246,918 10/25 SGN 38,651 –
USD 16,344 AUD 25,000 10/25 CIT – (199)
USD 16,526 AUD 25,000 11/25 BRC – (24)
USD 2,205,625 CAD 3,048,029 10/25 JPM 15,372 –
USD 2,187,162 CAD 3,043,425 11/25 CIT – (3,242)
USD 692,371 DKK 4,433,355 10/25 CIT – (4,911)
USD 696,379 DKK 4,423,448 11/25 JPM – (961)
USD 2,080,572 EUR 1,782,000 10/25 CIT – (11,587)
USD 18,768,258 EUR 16,047,620 10/25 JPM – (72,461)
USD 15,490,259 EUR 13,145,620 11/25 SGN 25,749 –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) As of September 30, 2025, premiums received, and value of written options outstanding were as follows:
(f) As of September 30, 2025, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 591,611 GBP 440,000 10/25 BRC $ – ( $ 145 )
USD 591,814 GBP 440,000 11/25 JPM – (45)
USD 488,636 JPY 71,693,015 10/25 BOA 3,847 –
USD 347,832 JPY 50,972,009 10/25 HSB 3,159 –
USD 315,483 JPY 46,552,292 10/25 MSC 696 –
USD 8,489,749 JPY 1,248,518,618 10/25 SGN 47,252 –
USD 151,944 JPY 22,497,436 11/25 BNP – (713)
USD 130,099 JPY 19,418,758 11/25 BOA – (1,668)
USD 1 JPY 116 11/25 CIT – –
USD 129,351 JPY 19,128,788 11/25 HSB – (448)
USD 2,859,734 JPY 425,450,951 11/25 MSC – (27,176)
USD 6,246,918 JPY 926,326,734 11/25 SGN – (38,699)
Total Forward Foreign Currency Contracts $ 168,911 ( $ 210,396 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 20,201 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 01/07/27 GSC EUR 12,500,000 $ 113,445 ( $ 63,723 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,342 (30,766)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (8,085)
$ 165,350 ( $ 102,574 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.350% 01/07/27 GSC 12,500,000 113,445 (63,860)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (16,541)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (5,755)
$ 165,351 ( $ 86,156 )
Total Interest Rate Swaptions $ 330,701 ( $ 188,730 )
- – - – - –
Total Written Options $ 430,788 ( $ 208,931 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.208% U.S. CPI Urban Consumers Z/Z LCH 10/07/25 $ 3,708,000 ( $ 19,979 ) $ – ( $ 19,979 )
2.380% U.S. CPI Urban Consumers Z/Z LCH 10/15/25 2,800,000 (11,789) – (11,789)
2.700% U.S. CPI Urban Consumers Z/Z LCH 01/14/26 3,000,000 (12,355) – (12,355)
2.820% U.S. CPI Urban Consumers Z/Z LCH 02/05/26 1,200,000 (3,939) – (3,939)
2.842% U.S. CPI Urban Consumers Z/Z LCH 02/13/26 1,200,000 (3,776) – (3,776)
3.323% U.S. CPI Urban Consumers Z/Z LCH 04/23/26 1,400,000 3,747 – 3,747
3.300% U.S. CPI Urban Consumers Z/Z LCH 06/04/26 1,700,000 719 – 719
3.435% U.S. CPI Urban Consumers Z/Z LCH 08/01/26 3,500,000 4,297 – 4,297
3.434% U.S. CPI Urban Consumers Z/Z LCH 08/27/26 3,500,000 6,191 – 6,191
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 14,780,000 (515,890) (121,794) (394,096)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (386,421) (305,429) (80,992)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 $ 7,700,000 ( $ 1,213,389 ) ( $ 954,412 ) ( $ 258,977 )
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (572,312) (462,962) (109,350)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (120,571) (96,657) (23,914)
3.750% 1 Day GBP SONIA A/A LCH 09/17/30 GBP 15,900,000 (86,704) (81,901) (4,803)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,128,788) (1,165,781) 36,993
2.879% 6 Month EURIBOR A/S LCH 08/15/32 4,700,000 134,695 604 134,091
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 5,000,000 (217,206) (69,743) (147,463)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 26,958 9,127 17,831
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 9,561 – 9,561
2.750% 6 Month EURIBOR A/S LCH 03/18/36 EUR 23,800,000 39,572 4,857 34,715
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 117 (1,250) 1,367
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 1,633 (30,243) 31,876
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 56,256 (11,342) 67,598
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 143,703 6,015 137,688
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 128,361 1,735 126,626
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 31,024 – 31,024
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 69,508 3,920 65,588
( $ 3,636,777 ) ( $ 3,275,256 ) ( $ 361,521 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 33,710,000 $ 31,765 $ 17,192 $ 14,573
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 266,697 203,223 63,474
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 339,366 255,476 83,890
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 170,335 118,816 51,519
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 97,597 67,532 30,065
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 123,849 86,786 37,063
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 17,581 30,996 (13,415)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 25,655 47,984 (22,329)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 3,415 9,023 (5,608)
1.636% Eurostat Eurozone HICP Z/Z LCH 06/15/27 3,500,000 16,520 – 16,520
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 162,890 129,014 33,876
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 173,919 136,950 36,969
3.365% U.K. Retail Price Index Z/Z LCH 09/15/27 GBP 1,500,000 (1,551) – (1,551)
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 35,551 (2,224) 37,775
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 34,732 23,914 10,818
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 39,240 26,277 12,963
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 68,756 (4,963) 73,719
3.300% 1 Day USD SOFR A/A LCH 02/28/30 $ 6,200,000 7,198 (1,023) 8,221
3.325% 1 Day USD SOFR A/A LCH 02/28/30 12,000,000 2,160 (92,731) 94,891
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 5,100,000 679,785 535,506 144,279
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 140,613 6,887 133,726
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 70 12,440 (12,370)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 3,400,000 (42,590) (1,286) (41,304)
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 (14,016) (4,491) (9,525)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 1,500,000 920,747 718,454 202,293
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 949,638 740,840 208,798
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,714,396 1,337,816 376,580
4.100% 1 Day USD SOFR A/A LCH 11/15/53 $ 8,069,100 (211,816) (202,707) (9,109)
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 3,050,000 1,023,892 183,730 840,162
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 1,829,457 233,654 1,595,803
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 191,215 62,655 128,560
3.000% 6 Month EURIBOR A/S LCH 03/18/56 EUR 5,370,000 (101,561) (71,498) (30,063)
$ 8,695,505 $ 4,604,242 $ 4,091,263
a –
Total Interest Rate Swaps $ 5,058,728 $ 1,328,986 $ 3,729,742

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27
1 Day USD SOFR
+ 4.310% Z MSC 10/09/25 $ 20,000,000 ( $ 72,226 ) $ – ( $ 72,226 )
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31
1 Day USD SOFR
+ 4.310% Z MSC 10/09/25 20,000,000 (134,366) – (134,366)
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32
1 Day USD SOFR
+ 4.310% Z MSC 10/09/25 30,000,000 (184,983) – (184,983)
( $ 391,575 ) $ – ( $ 391,575 )
Total Swap Agreements $ 4,667,153 $ 1,328,986 $ 3,338,167

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 23.8%
Basic Materials - 0.5%
Anglo American Capital PLC (South Africa)
5.750% due 04/05/34 ~ $ 605,000 $ 635,296
CF Industries, Inc.
4.950% due 06/01/43  210,000 193,365
Corp. Nacional del Cobre de Chile (Chile)
6.440% due 01/26/36 ~ 270,000 292,464
DuPont de Nemours, Inc.
5.319% due 11/15/38  880,000 903,042
EIDP, Inc.
5.125% due 05/15/32  535,000 550,562
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 273,836
Nutrien Ltd. (Canada)
5.000% due 04/01/49  165,000 151,166
Vale Overseas Ltd. (Brazil)
3.750% due 07/08/30  440,000 423,719
3,423,450
Communications - 1.0%
Amazon.com, Inc.
3.250% due 05/12/61  310,000 207,562
3.875% due 08/22/37  240,000 221,387
AT&T, Inc.
3.550% due 09/15/55 † 1,494,000 1,030,353
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.700% due 04/01/51  860,000 567,756
5.850% due 12/01/35  225,000 227,234
6.384% due 10/23/35  345,000 361,567
Comcast Corp.
2.887% due 11/01/51  560,000 345,254
5.350% due 05/15/53  1,000,000 938,346
Corning, Inc.
5.750% due 08/15/40  75,000 78,550
Meta Platforms, Inc.
5.400% due 08/15/54  150,000 148,315
5.600% due 05/15/53  610,000 619,184
NTT Finance Corp. (Japan)
5.171% due 07/16/32 ~ 510,000 522,472
T-Mobile USA, Inc.
3.400% due 10/15/52  625,000 428,578
3.875% due 04/15/30  360,000 353,116
Uber Technologies, Inc.
4.800% due 09/15/34  495,000 496,270
Verizon Communications, Inc.
3.400% due 03/22/41  910,000 719,407
7,265,351
Consumer, Cyclical - 1.2%
American Airlines Pass-Through Trust Class A
3.650% due 12/15/29  983,340 948,862
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  1,650,530 1,579,076
AutoZone, Inc.
1.650% due 01/15/31  165,000 143,724
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,397,376 1,335,715
Hyundai Capital America
2.375% due 10/15/27 ~ 740,000 712,369
McDonald's Corp.
3.625% due 09/01/49  475,000 356,094
a
Principal
Amount Value
Starbucks Corp.
3.350% due 03/12/50  $ 355,000 $ 246,533
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  399,119 378,985
3.700% due 09/01/31 † 985,653 927,615
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27  781,441 781,206
3.650% due 07/07/27  1,087,222 1,081,559
8,491,738
Consumer, Non-Cyclical - 3.1%
AbbVie, Inc.
4.050% due 11/21/39  1,575,000 1,410,294
Altria Group, Inc.
2.450% due 02/04/32  190,000 167,314
Amgen, Inc.
4.663% due 06/15/51  23,000 20,106
5.600% due 03/02/43  995,000 1,008,735
5.650% due 03/02/53  219,000 218,591
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42  165,000 143,556
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 391,379
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 203,119
Biogen, Inc.
5.750% due 05/15/35  280,000 293,585
Boston Scientific Corp.
4.550% due 03/01/39  167,000 159,822
6.500% due 11/15/35  215,000 241,396
Bristol-Myers Squibb Co.
3.700% due 03/15/52  385,000 287,541
4.125% due 06/15/39  500,000 453,192
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  615,000 564,088
3.200% due 04/21/31  1,000,000 937,019
Cardinal Health, Inc.
5.450% due 02/15/34  135,000 140,201
Cencora, Inc.
5.150% due 02/15/35  650,000 664,186
Cigna Group
5.250% due 01/15/36  690,000 699,064
CommonSpirit Health
3.910% due 10/01/50  650,000 488,615
CVS Health Corp.
4.875% due 07/20/35  500,000 487,341
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 413,895 390,901
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 233,638
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 265,000 270,451
5.643% due 03/13/27 ~ 500,000 509,620
Elevance Health, Inc.
2.875% due 09/15/29  370,000 351,794
6.100% due 10/15/52  205,000 213,669
Eli Lilly & Co.
5.000% due 02/09/54  220,000 208,308
Gilead Sciences, Inc.
2.600% due 10/01/40  1,055,000 775,035
Global Payments, Inc.
3.200% due 08/15/29  500,000 474,965
HCA, Inc.
3.625% due 03/15/32  92,000 86,334

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.500% due 06/15/47  $ 700,000 $ 668,185
5.750% due 03/01/35 † 558,000 583,645
5.950% due 09/15/54  155,000 154,766
6.100% due 04/01/64  320,000 321,555
Humana, Inc.
5.875% due 03/01/33  675,000 710,448
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
3.750% due 12/01/31  245,000 231,954
6.750% due 03/15/34  650,000 718,984
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
5.500% due 01/15/36 ~ 510,000 521,136
6.375% due 04/15/66 ~ 575,000 592,560
Keurig Dr. Pepper, Inc.
4.600% due 05/15/30  1,000,000 1,000,739
Kraft Heinz Foods Co.
4.625% due 10/01/39  120,000 109,866
Kroger Co.
5.000% due 09/15/34  370,000 373,338
5.500% due 09/15/54  120,000 117,060
Mars, Inc.
5.650% due 05/01/45 ~ 405,000 411,116
MedStar Health, Inc.
3.626% due 08/15/49  520,000 381,971
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 130,856
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 425,633
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53 † 750,000 725,305
Quanta Services, Inc.
2.350% due 01/15/32  665,000 584,052
5.100% due 08/09/35  370,000 371,163
Quest Diagnostics, Inc.
6.400% due 11/30/33  190,000 210,922
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  460,000 405,847
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025% due 07/09/40  455,000 347,357
UnitedHealth Group, Inc.
2.750% due 05/15/40  200,000 149,110
Verisk Analytics, Inc.
5.750% due 04/01/33  210,000 223,379
Zoetis, Inc.
5.600% due 11/16/32  175,000 186,216
23,151,022
Energy - 1.4%
Aker BP ASA (Norway)
5.800% due 10/01/54 ~ 150,000 139,177
BG Energy Capital PLC
5.125% due 10/15/41 ~ 280,000 271,735
Cheniere Energy Partners LP
5.550% due 10/30/35 ~ 180,000 184,009
Cheniere Energy, Inc.
5.650% due 04/15/34  310,000 319,705
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/35 ~ † 1,025,000 1,045,747
5.962% due 02/15/55 ~ 675,000 670,103
Coterra Energy, Inc.
5.400% due 02/15/35  350,000 353,266
Devon Energy Corp.
5.750% due 09/15/54  115,000 106,762
a
Principal
Amount Value
DT Midstream, Inc.
4.300% due 04/15/32 ~ $ 540,000 $ 516,799
Eastern Energy Gas Holdings LLC
6.200% due 01/15/55  150,000 157,464
Enbridge, Inc. (Canada)
5.700% due 03/08/33  700,000 736,900
Energy Transfer LP
4.900% due 03/15/35  590,000 574,533
6.100% due 02/15/42  455,000 465,962
Eni SpA (Italy)
5.950% due 05/15/54 ~ 370,000 370,131
Exxon Mobil Corp.
3.095% due 08/16/49  515,000 358,543
Galaxy Pipeline Assets Bidco Ltd. (United Arab
Emirates)
2.940% due 09/30/40 ~ 476,509 405,469
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 282,136
MPLX LP
5.400% due 04/01/35  605,000 610,209
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 545,000 493,921
Pioneer Natural Resources Co.
1.900% due 08/15/30  240,000 215,652
South Bow USA Infrastructure Holdings LLC
(Canada)
5.026% due 10/01/29  135,000 136,589
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  210,000 221,602
Targa Resources Corp.
4.900% due 09/15/30  526,000 534,527
TotalEnergies Capital International SA (France)
2.986% due 06/29/41  805,000 610,929
Western Midstream Operating LP
5.250% due 02/01/50  165,000 143,731
Williams Cos., Inc.
5.600% due 03/15/35  680,000 706,086
10,631,687
Financial - 11.4%
ABN AMRO Bank NV (Netherlands)
5.515% due 12/03/35 ~ 800,000 831,451
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  1,425,000 1,313,071
AIB Group PLC (Ireland)
5.320% due 05/15/31 ~ 760,000 782,763
6.608% due 09/13/29 ~ 630,000 668,973
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 200,000 204,120
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  335,000 313,616
American Express Co.
4.918% due 07/20/33  105,000 106,859
5.442% due 01/30/36  645,000 671,093
American Tower Corp.
3.100% due 06/15/50  351,000 235,766
Aon North America, Inc.
5.450% due 03/01/34  340,000 354,323
5.750% due 03/01/54  475,000 478,742
Athene Global Funding
2.500% due 03/24/28 ~ 885,000 847,812
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 195,000 198,173

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 1,769,000 $ 1,701,185
5.150% due 01/15/30 ~ 1,000,000 1,014,774
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 195,194
Bank of America Corp.
1.734% due 07/22/27  930,000 911,526
2.676% due 06/19/41  590,000 435,031
5.015% due 07/22/33 † 2,105,000 2,151,782
5.872% due 09/15/34  1,795,000 1,924,200
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,000,000 977,576
5.601% due 03/20/30 ~ 290,000 300,862
Bank of New York Mellon Corp.
6.474% due 10/25/34  320,000 356,818
Banque Federative du Credit Mutuel SA (France)
5.790% due 07/13/28 ~ 900,000 937,468
Barclays PLC (United Kingdom)
2.894% due 11/24/32  828,000 746,425
5.367% due 02/25/31  200,000 206,280
5.785% due 02/25/36  200,000 208,831
5.829% due 05/09/27  670,000 676,002
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 524,565
5.085% due 05/09/31 ~ † 885,000 902,095
5.283% due 11/19/30 ~ 900,000 924,824
5.497% due 05/20/30 ~ 374,000 386,917
BPCE SA (France)
4.750% due 07/19/27 ~ 340,000 343,416
5.389% due 05/28/31 ~ 540,000 554,261
5.716% due 01/18/30 ~ 370,000 382,775
5.876% due 01/14/31 ~ 1,160,000 1,211,840
5.936% due 05/30/35 ~ 530,000 555,421
6.027% due 05/28/36 ~ 690,000 727,051
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 231,145
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 367,899
Brown & Brown, Inc.
5.250% due 06/23/32  510,000 523,336
6.250% due 06/23/55  435,000 458,098
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 1,100,000 1,127,286
6.037% due 06/15/35 ~ 200,000 212,644
6.684% due 09/13/27 ~ 327,000 334,165
6.840% due 09/13/34 ~ 464,000 517,277
Capital One Financial Corp.
3.800% due 01/31/28  500,000 496,196
5.197% due 09/11/36  345,000 341,336
Citigroup, Inc.
3.057% due 01/25/33  1,959,000 1,784,138
3.887% due 01/10/28  695,000 692,306
4.450% due 09/29/27  485,000 487,101
4.503% due 09/11/31  385,000 385,297
5.174% due 09/11/36  315,000 318,319
CNO Global Funding
5.875% due 06/04/27 ~ 660,000 677,510
Cooperatieve Rabobank UA (Netherlands)
4.990% due 05/27/31 ~ 565,000 577,070
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 266,005
Corebridge Global Funding
4.900% due 08/21/32 ~ 105,000 105,550
a
Principal
Amount Value
Credit Agricole SA (France)
4.818% due 09/25/33 ~ $ 515,000 $ 512,003
5.222% due 05/27/31 ~ 410,000 420,758
5.230% due 01/09/29 ~ 386,000 393,481
5.335% due 01/10/30 ~ 949,000 976,868
Crown Castle, Inc.
2.900% due 04/01/41  350,000 256,354
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 282,000 283,625
5.019% due 03/04/31 ~ 255,000 260,143
5.705% due 03/01/30 ~ 475,000 494,387
Deutsche Bank AG (Germany)
4.950% due 08/04/31  665,000 671,432
4.999% due 09/11/30  205,000 207,996
5.297% due 05/09/31  550,000 563,514
6.720% due 01/18/29  280,000 294,201
6.819% due 11/20/29  380,000 406,545
7.146% due 07/13/27  270,000 275,803
Essex Portfolio LP
5.500% due 04/01/34  190,000 197,478
F&G Annuities & Life, Inc.
6.500% due 06/04/29  245,000 255,579
Goldman Sachs Group, Inc.
5.218% due 04/23/31 † 2,006,000 2,074,835
5.330% due 07/23/35  1,200,000 1,235,766
5.851% due 04/25/35  890,000 948,580
Healthpeak OP LLC
2.875% due 01/15/31  510,000 469,995
5.375% due 02/15/35  345,000 352,718
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 608,478
2.206% due 08/17/29  1,495,000 1,411,384
5.130% due 03/03/31  200,000 204,869
Huntington National Bank
5.650% due 01/10/30  513,000 537,398
KBC Group NV (Belgium)
4.454% due 09/23/31 ~ 620,000 616,954
6.324% due 09/21/34 ~ 740,000 809,806
KeyCorp
4.789% due 06/01/33  115,000 114,652
5.121% due 04/04/31  255,000 261,906
M&T Bank Corp.
5.179% due 07/08/31  450,000 460,970
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 250,000 253,596
5.200% due 03/27/28 ~ 325,000 330,633
6.500% due 03/26/31 ~ 665,000 713,377
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 440,000 396,989
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.159% due 04/24/31  200,000 206,164
5.188% due 09/12/36  465,000 472,702
Mizuho Financial Group, Inc. (Japan)
4.711% due 07/08/31  495,000 501,026
5.323% due 07/08/36  1,165,000 1,198,070
Morgan Stanley
5.320% due 07/19/35  380,000 392,240
5.466% due 01/18/35  1,091,000 1,136,703
5.587% due 01/18/36  685,000 717,522
5.656% due 04/18/30  705,000 736,347
Nasdaq, Inc.
5.550% due 02/15/34  101,000 106,101

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.950% due 08/15/53  $ 205,000 $ 214,817
Nationwide Building Society (United Kingdom)
5.537% due 07/14/36 ~ 1,030,000 1,059,625
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 516,485
5.115% due 05/23/31  200,000 205,154
5.778% due 03/01/35  755,000 796,466
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 850,972
New York Life Insurance Co.
3.750% due 05/15/50 ~ 540,000 408,336
NNN REIT, Inc.
5.500% due 06/15/34  310,000 321,868
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  215,000 225,003
PNC Financial Services Group, Inc.
4.899% due 05/13/31  405,000 413,709
5.068% due 01/24/34  503,000 513,398
5.373% due 07/21/36  110,000 113,240
Prudential Financial, Inc.
3.905% due 12/07/47  530,000 425,222
Royal Bank of Canada (Canada)
4.650% due 10/18/30  310,000 313,721
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  400,000 417,545
6.534% due 01/10/29  1,400,000 1,465,589
Skandinaviska Enskilda Banken AB (Sweden)
4.500% due 09/03/30 ~ 335,000 335,943
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 446,837
5.512% due 05/22/31 ~ 2,837,000 2,919,645
6.691% due 01/10/34 ~ 400,000 435,839
Standard Chartered PLC (United Kingdom)
5.688% due 05/14/28 ~ 237,000 241,989
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.954% due 07/08/33  1,000,000 1,018,806
Teachers Insurance & Annuity Association of
America
3.300% due 05/15/50 ~ 555,000 383,567
Toronto-Dominion Bank (Canada)
5.298% due 01/30/32  240,000 250,783
Truist Financial Corp.
5.122% due 01/26/34  520,000 528,480
7.161% due 10/30/29  410,000 444,175
U.S. Bancorp
5.083% due 05/15/31  395,000 406,299
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 785,000 778,508
4.398% due 09/23/31 ~ 200,000 199,366
5.010% due 03/23/37 ~ 475,000 472,901
6.537% due 08/12/33 ~ 440,000 485,511
UDR, Inc.
2.100% due 08/01/32  555,000 473,702
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,020,000 1,004,131
Wells Fargo & Co.
4.611% due 04/25/53  780,000 685,744
5.198% due 01/23/30  1,220,000 1,256,666
5.211% due 12/03/35  220,000 224,872
5.557% due 07/25/34  470,000 493,854
5.605% due 04/23/36  1,590,000 1,669,245
a
Principal
Amount Value
WP Carey, Inc.
2.250% due 04/01/33  $ 325,000 $ 271,510
2.400% due 02/01/31  420,000 376,800
83,972,830
Industrial - 0.7%
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 485,000 467,632
Boeing Co.
6.388% due 05/01/31  355,000 386,821
6.528% due 05/01/34  1,380,000 1,526,639
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  340,000 303,810
CSX Corp.
3.800% due 11/01/46  320,000 254,590
L3Harris Technologies, Inc.
5.400% due 07/31/33  705,000 735,113
Masco Corp.
2.000% due 10/01/30  227,000 203,054
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 116,862
RTX Corp.
5.375% due 02/27/53  725,000 709,789
Tyco Electronics Group SA (Switzerland)
4.500% due 02/09/31  730,000 739,279
5,443,589
Technology - 1.3%
Accenture Capital, Inc.
4.500% due 10/04/34  505,000 498,359
Analog Devices, Inc.
2.800% due 10/01/41  129,000 95,550
Broadcom, Inc.
3.187% due 11/15/36 ~ 148,000 126,357
4.550% due 02/15/32  845,000 851,302
4.800% due 02/15/36  690,000 688,173
5.050% due 07/12/29  470,000 484,246
CGI, Inc. (Canada)
2.300% due 09/14/31  435,000 382,621
Dell International LLC/EMC Corp.
5.300% due 04/01/32  530,000 547,344
Fiserv, Inc.
5.250% due 08/11/35  305,000 308,360
Intel Corp.
3.050% due 08/12/51 † 300,000 190,490
3.734% due 12/08/47  180,000 133,041
Intuit, Inc.
5.500% due 09/15/53  145,000 146,160
Leidos, Inc.
2.300% due 02/15/31  700,000 624,786
Marvell Technology, Inc.
2.950% due 04/15/31  465,000 429,611
4.750% due 07/15/30  480,000 486,418
5.450% due 07/15/35 † 701,000 723,040
Oracle Corp.
3.600% due 04/01/50  1,580,000 1,113,053
4.800% due 09/26/32  255,000 255,393
5.875% due 09/26/45  295,000 295,971
6.000% due 08/03/55  445,000 447,046
Roper Technologies, Inc.
1.750% due 02/15/31  645,000 562,340
Synopsys, Inc.
5.700% due 04/01/55  245,000 247,437

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Texas Instruments, Inc.
5.050% due 05/18/63  $ 185,000 $ 172,062
9,809,160
Utilities - 3.2%
AES Corp.
5.800% due 03/15/32 † 975,000 1,009,942
Baltimore Gas & Electric Co.
5.400% due 06/01/53  635,000 624,273
Consolidated Edison Co. of New York, Inc.
3.950% due 04/01/50  540,000 431,078
Constellation Energy Generation LLC
5.600% due 06/15/42  1,010,000 1,027,020
5.800% due 03/01/33  181,000 193,472
Dominion Energy, Inc.
3.300% due 04/15/41  760,000 581,164
DTE Electric Co.
3.950% due 03/01/49  705,000 569,869
Duke Energy Corp.
5.700% due 09/15/55  265,000 264,312
6.100% due 09/15/53  850,000 895,819
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 1,380,000 1,224,304
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  380,000 328,347
Enel Finance International NV (Italy)
4.750% due 05/25/47 ~ 410,000 355,588
5.000% due 09/30/35 ~ 200,000 197,180
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 338,891
Entergy Mississippi LLC
5.000% due 09/01/33  615,000 627,675
5.850% due 06/01/54  480,000 493,042
Evergy Metro, Inc.
5.400% due 04/01/34  106,000 110,442
Evergy, Inc.
2.900% due 09/15/29  119,000 112,922
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 449,599
Interstate Power & Light Co.
3.500% due 09/30/49  890,000 648,931
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 337,559
5.300% due 07/01/43  150,000 144,326
Jersey Central Power & Light Co.
5.100% due 01/15/35  130,000 131,831
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 338,486
Nevada Power Co.
6.000% due 03/15/54  350,000 364,646
Niagara Mohawk Power Corp.
5.996% due 07/03/55 ~ 225,000 232,493
Pacific Gas & Electric Co.
3.750% due 08/15/42  191,000 145,924
4.300% due 03/15/45  325,000 261,097
6.000% due 08/15/35  280,000 293,263
6.750% due 01/15/53  390,000 420,493
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 107,595
5.529% due 06/01/51  125,000 124,356
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 310,843
5.099% due 06/01/54  415,000 394,628
5.212% due 12/01/49  225,000 218,243
a
Principal
Amount Value
Potomac Electric Power Co.
6.500% due 11/15/37  $ 185,000 $ 207,671
Public Service Co. of Oklahoma
5.250% due 01/15/33  675,000 694,596
5.450% due 01/15/36  795,000 812,659
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  250,000 258,951
Puget Energy, Inc.
2.379% due 06/15/28  180,000 171,017
5.725% due 03/15/35  155,000 160,143
Puget Sound Energy, Inc.
5.448% due 06/01/53  215,000 211,166
San Diego Gas & Electric Co.
2.950% due 08/15/51  445,000 291,472
5.350% due 04/01/53  375,000 361,071
SCE Recovery Funding LLC
4.697% due 06/15/42  536,219 529,541
5.112% due 12/14/49  240,000 232,330
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 987,057
5.875% due 12/01/53  841,000 813,241
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 863,131
Southern Power Co.
5.150% due 09/15/41  895,000 860,118
Union Electric Co.
5.200% due 04/01/34  705,000 727,518
Virginia Electric & Power Co.
5.650% due 03/15/55  515,000 519,596
Vistra Operations Co. LLC
6.000% due 04/15/34 ~ 392,000 413,596
23,424,527
Total Corporate Bonds & Notes
    (Cost $178,144,844) 175,613,354
MORTGAGE-BACKED SECURITIES - 29.7%
Collateralized Mortgage Obligations - Commercial - 1.7%
ACRE Commercial Mortgage Ltd.
6.150% (SOFR + 2.014%)
due 12/18/37 ~ § 359,061 356,690
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 419,788 398,916
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
1.291% due 11/25/30 § 18,945,000 1,026,529
1.306% due 10/25/30 § 15,300,000 827,164
1.462% due 12/25/29 § 8,707,221 414,584
FREMF Mortgage Trust
3.625% due 01/25/26 ~ § 2,100,000 2,085,743
4.011% due 01/25/50 ~ § 2,385,000 2,363,457
4.226% due 04/25/48 ~ § 2,000,000 1,987,509
LFT CRE Ltd.
6.215% (SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,586,260
MHC Commercial Mortgage Trust
6.365% (SOFR + 2.215%)
due 04/15/38 ~ § 600,000 601,031
Wells Fargo Commercial Mortgage Trust
5.515% (SOFR + 1.364%)
due 02/15/40 ~ § 316,663 316,293
12,964,176

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 3.4%
Federal Home Loan Mortgage Corp. REMICS
1.500% due 01/25/51  $ 2,288,198 $ 1,865,588
2.000% due 12/25/51  1,718,696 1,536,587
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
3.000% due 05/25/60 - 10/25/62 6,870,205 6,006,003
3.250% due 11/25/61  1,423,636 1,237,195
3.500% due 11/25/57  2,025,640 1,819,094
Federal National Mortgage Association REMICS
1.250% due 06/25/50  1,761,270 1,378,692
Government National Mortgage Association
REMICS (IO)
0.217% due 03/20/71 § 37,408,037 1,246,174
Grene Energy Senior
11.000% due 01/20/27  120,220 98,893
PRET LLC
5.487% due 10/25/51 ~ § 2,309,519 2,311,378
PRPM LLC
4.000% due 11/25/53 ~ § 638,074 631,179
Seasoned Credit Risk Transfer Trust
3.250% due 06/25/65  1,046,367 895,283
Seasoned Loans Structured Transaction Trust
3.000% due 05/25/35  3,410,556 3,177,977
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 2,985,906 2,687,177
4.000% due 11/25/47 ~ § 260,902 257,748
VOLT XCVII LLC
6.239% due 04/25/51 ~ § 66,836 66,875
25,215,843
Federal Home Loan Mortgage Corp. - 1.0%
2.500% due 05/01/51 - 08/01/51 5,382,709 4,598,168
3.000% due 04/01/52  2,813,764 2,491,424
7,089,592
Federal National Mortgage Association - 16.7%
due 10/01/32 # 2,285,000 2,263,590
1.090% due 04/01/28  2,776,231 2,581,240
1.440% due 01/01/31  1,400,000 1,220,648
1.560% due 01/01/31  2,700,000 2,369,566
1.755% due 03/01/32 § 3,284,683 2,856,025
1.815% due 01/01/31  977,658 872,258
2.010% due 01/01/32  2,200,000 1,939,098
2.140% due 12/01/33  2,464,206 2,113,108
2.160% due 12/01/33  2,996,074 2,572,838
2.320% due 02/01/35  1,899,102 1,593,807
2.500% due 05/01/51 - 03/01/62 28,907,001 24,441,743
2.500% due 03/01/52  9,325,373 7,974,332
2.500% due 03/01/52  3,774,376 3,187,930
2.510% due 10/01/30  2,730,000 2,528,698
2.550% due 10/01/30  878,126 817,783
3.000% due 05/01/47 - 03/01/61 15,899,640 14,162,337
3.040% due 07/01/32  2,826,325 2,646,114
3.080% due 05/01/32  1,875,000 1,752,949
3.140% due 07/01/32  1,710,000 1,599,798
3.190% due 07/01/33  1,674,435 1,562,137
3.260% due 02/01/31  800,000 766,283
3.500% due 03/01/61  1,230,286 1,106,356
3.610% due 01/01/37  2,191,927 2,116,443
3.670% due 09/01/32  546,000 521,905
3.750% due 09/01/32  2,569,617 2,493,898
3.790% due 12/01/30  2,610,000 2,563,634
a
Principal
Amount Value
3.800% due 09/01/32  $ 2,210,061 $ 2,143,475
3.805% due 11/01/32  1,470,000 1,426,882
3.830% due 09/01/32  2,500,000 2,430,670
3.910% due 08/01/32  1,300,000 1,268,040
4.000% due 06/01/47 - 06/01/52 5,431,838 5,138,796
4.090% due 09/01/31 - 02/01/34 4,444,227 4,327,460
4.550% due 10/01/32  1,030,000 1,047,274
4.960% due 01/01/34  1,610,000 1,652,403
5.000% due 07/01/52 - 01/01/59 4,096,553 4,126,019
5.010% due 12/01/35  1,995,679 2,047,949
5.500% due 09/01/52 - 10/01/52 3,948,892 4,052,986
6.000% due 12/01/61  2,335,825 2,442,529
122,729,001
Government National Mortgage Association - 6.9%
2.500% due 10/20/45 - 10/20/50 2,328,572 2,000,131
2.804% due 07/20/71 § 2,540,522 2,277,437
2.936% due 10/20/70 § 1,746,545 1,585,241
3.000% due 08/20/50 - 03/20/52 4,454,112 3,976,544
3.100% due 12/20/71 § 2,892,378 2,620,881
3.500% due 10/20/50 - 04/20/52 17,758,886 16,210,098
4.000% due 12/20/51 - 03/20/52 4,117,076 3,863,781
4.500% due 07/20/52 - 08/20/52 5,613,816 5,503,475
5.000% due 07/20/52 - 06/20/63 8,691,619 8,689,948
5.500% due 09/20/52 - 07/20/53 4,104,044 4,164,700
50,892,236
Total Mortgage-Backed Securities
    (Cost $229,371,578) 218,890,848
ASSET-BACKED SECURITIES - 12.5%
Automobile Other - 2.2%
American Credit Acceptance Receivables Trust
5.110% due 03/12/31 ~ 900,000 908,060
AutoNation Finance Trust
5.030% due 08/12/30 ~ 1,000,000 1,019,872
5.190% due 12/10/30 ~ 820,000 836,117
Bridgecrest Lending Auto Securitization Trust
5.620% due 03/17/31  1,430,000 1,450,399
Consumer Portfolio Services Auto Trust
5.120% due 07/15/31 ~ 1,170,000 1,180,955
Drive Auto Receivables Trust
5.410% due 09/15/32  1,300,000 1,317,638
Exeter Automobile Receivables Trust
5.230% due 01/15/32  1,410,000 1,416,184
5.570% due 10/15/31  1,000,000 1,017,324
GLS Auto Receivables Issuer Trust
5.110% due 01/15/31 ~ 1,200,000 1,214,710
5.590% due 01/15/31 ~ 2,000,000 2,038,245
Santander Drive Auto Receivables Trust
4.680% due 09/15/31  820,000 825,392
6.280% due 08/15/31  1,500,000 1,550,027
Western Funding Auto Loan Trust
5.340% due 11/15/35 ~ 1,270,000 1,285,439
16,060,362
Automobile Sequential - 0.3%
Hyundai Auto Lease Securitization Trust
4.380% due 06/15/29 ~ 900,000 906,770
Stellantis Financial Underwritten Enhanced
Lease Trust
4.500% due 03/20/29 ~ 950,000 958,653
1,865,423

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Credit Card Bullet - 0.1%
Perimeter Master Note Business Trust
5.580% due 12/16/30 ~ $ 1,000,000 $ 1,003,918
Credit Card Other - 0.4%
Continental Finance Credit Card ABS Master
Trust
6.190% due 10/15/30 ~ 1,620,000 1,625,320
Mission Lane Credit Card Master Trust
5.060% due 09/15/31 ~ 1,050,000 1,053,041
2,678,361
Manufactured Housing Sequential - 0.5%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,168,947
4.250% due 08/25/54 ~ § 2,868,334 2,799,569
3,968,516
Other Asset-Backed Securities - 9.0%
AMSR Trust
2.327% due 10/17/38 ~ 1,342,000 1,300,386
2.751% due 06/17/38 ~ 3,950,000 3,718,746
4.000% due 10/17/39 ~ 3,000,000 2,902,322
Aqua Finance Issuer Trust
5.040% due 05/17/51 ~ 715,000 724,337
Aqua Finance Trust
3.140% due 07/17/46 ~ 2,000,000 1,874,818
3.970% due 07/17/46 ~ 904,684 884,144
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,071,228 1,087,932
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,250,343 1,257,699
CFIN Issuer LLC
4.750% due 02/16/26 ~ § 325,990 326,221
Cherry Securitization Trust
6.130% due 11/15/32 ~ 1,000,000 1,016,987
Crossroads Asset Trust
5.200% due 02/20/32 ~ 235,000 238,761
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,284,417
Diversified Abs Phase VI LLC
7.500% due 11/28/39  1,012,974 1,019,040
DP Lion Holdco LLC
8.243% due 11/30/43  863,826 894,651
FirstKey Homes Trust
5.197% due 05/19/39 ~ 915,000 912,984
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,423,008
3.850% due 10/25/26 ~ § 2,100,000 2,024,610
4.450% due 01/25/26 ~ § 2,700,000 2,678,099
6.190% due 04/25/27 ~ 3,000,000 3,004,553
6.500% due 03/26/27 ~ § 2,550,000 2,585,078
7.900% due 07/25/27 ~ 3,000,000 3,017,339
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,596,040 1,595,147
Hilton Grand Vacations Trust
4.730% due 05/25/44 ~ 622,234 625,079
Jonah Energy Abs I LLC
7.200% due 12/10/37 ~ 867,180 874,529
Jonah Energy LLC
7.800% due 11/10/37  1,399,824 1,426,141
Mariner Finance Issuance Trust
6.540% due 05/20/38 ~ 1,350,000 1,387,169
a
Principal
Amount Value
MNR ABS Issuer I LLC
8.946% due 12/15/38  $ 1,080,725 $ 1,115,802
MVW LLC
1.140% due 01/22/41 ~ 268,391 258,794
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,439,791
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~ 1,200,936 1,182,226
3.844% due 12/25/25 ~ 473,042 471,411
OneMain Financial Issuance Trust
2.210% due 09/14/35 ~ 1,230,000 1,178,911
3.450% due 09/14/35 ~ 675,000 648,054
Oportun Issuance Trust
5.280% due 05/09/33 ~ 2,000,000 2,016,777
Progress Residential Trust
2.425% due 07/17/38 ~ 2,530,000 2,477,232
2.538% due 05/17/26 ~ 1,650,000 1,634,213
2.811% due 11/17/40 ~ 1,000,000 933,895
5.200% due 04/17/39 ~ 1,685,000 1,675,845
Reach ABS Trust
5.120% due 08/18/32 ~ 830,000 837,247
RT Financial LLC
7.851% due 10/15/43  1,467,602 1,504,325
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 2,385,000 2,486,082
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 167,708 166,343
Stream Innovations Issuer Trust
6.120% due 09/15/45 ~ 1,009,305 1,029,280
UPX HIL Issuer Trust
5.160% due 01/25/47 ~ 1,519,400 1,527,093
66,667,518
Total Asset-Backed Securities
    (Cost $91,249,608) 92,244,098
U.S. TREASURY OBLIGATIONS - 29.8%
U.S. Treasury Bonds - 8.9%
1.250% due 05/15/50  127,000 62,332
1.625% due 11/15/50  6,885,000 3,696,115
2.000% due 08/15/51  6,815,000 3,994,362
2.250% due 08/15/49  2,795,000 1,784,651
2.375% due 05/15/51  260,000 167,334
2.875% due 05/15/52  5,490,000 3,918,702
3.000% due 08/15/48  4,770,000 3,587,562
3.125% due 02/15/43  368,000 300,481
3.250% due 05/15/42  21,235,000 17,847,354
3.375% due 05/15/44  7,975,000 6,657,879
3.750% due 11/15/43  6,045,000 5,354,312
3.875% due 05/15/43  260,000 235,584
4.125% due 08/15/44  11,250,000 10,445,581
4.500% due 11/15/54  7,795,000 7,507,559
4.750% due 05/15/55  195,000 195,670
65,755,478
U.S. Treasury Notes - 20.6%
1.625% due 05/15/31  565,000 503,214
3.125% due 08/31/29  145,000 142,058
3.500% due 04/30/30  39,150,000 38,782,969
3.750% due 04/15/28  24,535,000 24,613,109
3.875% due 04/30/30  16,450,000 16,556,989
4.000% due 04/30/32  4,075,000 4,099,434

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.000% due 02/15/34  $ 10,295,000 $ 10,270,268
4.125% due 05/31/32  2,505,000 2,537,095
4.250% due 11/15/34  30,345,000 30,693,493
4.500% due 11/15/33  6,000,000 6,204,727
4.625% due 02/15/35  16,445,000 17,093,807
151,497,163
U.S. Treasury Strip Coupons - 0.3%
due 11/15/40  2,320,000 1,137,310
due 02/15/41  1,486,372 718,452
1,855,762
Total U.S. Treasury Obligations
    (Cost $226,504,461) 219,108,403
FOREIGN GOVERNMENT BONDS & NOTES - 0.8%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
1,365,000
1,386,581
Mexico Government (Mexico)
4.400% due 02/12/52
1,995,000
1,494,854
4.600% due 01/23/46
480,000
385,200
5.375% due 03/22/33
1,411,000
1,411,705
5.850% due 07/02/32
631,000
652,233
Republic of Poland Government (Poland)
5.500% due 03/18/54
430,000
417,278
Total Foreign Government Bonds & Notes
    (Cost $5,847,155) 5,747,851
MUNICIPAL BONDS - 0.2%
Oklahoma Development Finance Authority
4.714% due 05/01/52  445,000 425,888
Regents of the University of California Medical
Center Pooled Revenue
3.706% due 05/15/20  675,000 435,235
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/35  392,789 404,941
Total Municipal Bonds
    (Cost $1,514,541) 1,266,064
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.8%
    (Cost $732,632,187) 712,870,618
Shares
SECURITIES LENDING COLLATERAL - 1.2%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.990% 2,035,401 2,035,401
Principal
Amount Value
Repurchase Agreements - 0.9%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$3,458,289; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,527,454) $ 3,457,883 $ 3,457,883
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$3,150,383; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$3,210,340) 3,145,258 3,145,258
6,603,141
Total Securities Lending Collateral
(Cost $8,638,542) 8,638,542
a
TOTAL INVESTMENTS - 98.0%
(Cost $741,270,729) 721,509,160
OTHER ASSETS & LIABILITIES, NET - 2.0% 15,056,163
NET ASSETS - 100.0% $ 736,565,323

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 42.4%
Basic Materials - 1.3%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,105,000 $ 1,071,371
6.665% due 07/15/27  691,000 709,302
Corp. Nacional del Cobre de Chile (Chile)
3.000% due 09/30/29 ~ 3,400,000 3,221,809
3.625% due 08/01/27 ~ 477,000 471,970
FMC Corp.
3.200% due 10/01/26  545,000 539,126
3.450% due 10/01/29  1,623,000 1,533,356
Freeport-McMoRan, Inc.
5.250% due 09/01/29  433,000 438,757
LYB International Finance III LLC
1.250% due 10/01/25  1,263,000 1,263,000
Ma'aden Sukuk Ltd. (Saudi Arabia)
5.250% due 02/13/30 ~ 3,180,000 3,284,642
MEGlobal BV (Kuwait)
2.625% due 04/28/28 ~ 3,790,000 3,620,341
Nutrien Ltd. (Canada)
4.900% due 03/27/28 † 1,015,000 1,033,187
Sherwin-Williams Co.
4.550% due 03/01/28  1,750,000 1,767,566
18,954,427
Communications - 1.8%
AT&T, Inc.
4.100% due 02/15/28  750,000 749,545
Comcast Corp.
4.150% due 10/15/28  445,000 446,399
Cox Communications, Inc.
3.350% due 09/15/26 ~ 880,000 873,765
3.500% due 08/15/27 ~ † 935,000 922,432
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,040,000 1,028,588
KT Corp. (South Korea)
4.125% due 02/02/28 ~ 600,000 598,797
4.375% due 01/03/29 ~ 1,970,000 1,978,956
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,759,862
NTT Finance Corp. (Japan)
4.620% due 07/16/28 ~ 1,375,000 1,388,818
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,845,000 2,805,563
5.000% due 02/15/29  3,760,000 3,832,642
T-Mobile USA, Inc.
2.625% due 04/15/26  750,000 744,013
Uber Technologies, Inc.
4.150% due 01/15/31  2,045,000 2,027,602
4.500% due 08/15/29 ~ 3,487,000 3,483,646
Verizon Communications, Inc.
2.100% due 03/22/28  3,030,000 2,890,552
26,531,180
Consumer, Cyclical - 5.4%
American Airlines Class B
3.700% due 04/15/27  479,301 478,916
American Honda Finance Corp.
5.650% due 11/15/28  2,285,000 2,383,257
AutoZone, Inc.
5.125% due 06/15/30  1,560,000 1,610,805
BMW U.S. Capital LLC (Germany)
4.600% due 08/13/27 ~ 3,605,000 3,637,095
a
Principal
Amount Value
Daimler Truck Finance North America LLC
(Germany)
4.300% due 08/12/27 ~ $ 2,870,000 $ 2,877,958
5.000% due 01/15/27 ~ 305,000 308,287
5.125% due 09/25/27 ~ † 1,725,000 1,753,646
Darden Restaurants, Inc.
4.350% due 10/15/27  1,555,000 1,561,633
Delta Air Lines, Inc.
4.950% due 07/10/28  1,295,000 1,311,062
Dollar General Corp.
4.125% due 05/01/28  1,979,000 1,971,574
4.625% due 11/01/27  1,145,000 1,154,945
5.200% due 07/05/28  1,839,000 1,882,649
Ford Motor Credit Co. LLC
5.125% due 11/05/26  1,785,000 1,791,455
5.800% due 03/05/27  1,275,000 1,288,281
5.918% due 03/20/28  2,685,000 2,731,513
General Motors Financial Co., Inc.
5.050% due 04/04/28  2,790,000 2,835,616
5.350% due 07/15/27  2,831,000 2,883,138
5.400% due 04/06/26  855,000 859,853
5.400% due 05/08/27  836,000 850,547
Hyundai Capital America
4.850% due 03/25/27 ~ 1,745,000 1,759,008
4.875% due 06/23/27 ~ 1,495,000 1,508,419
5.000% due 01/07/28 ~ 1,915,000 1,942,294
5.250% due 01/08/27 ~ 460,000 465,090
5.500% due 03/30/26 ~ 760,000 763,949
5.600% due 03/30/28 ~ 1,255,000 1,290,908
6.250% due 11/03/25 ~ 630,000 630,939
LG Energy Solution Ltd. (South Korea)
5.375% due 07/02/27 ~ 2,150,000 2,183,594
Lowe's Cos., Inc.
3.350% due 04/01/27  750,000 743,009
4.000% due 10/15/28  900,000 898,223
Marriott International, Inc.
3.125% due 06/15/26  2,000,000 1,985,724
Mattel, Inc.
3.375% due 04/01/26 ~ 2,000,000 1,985,971
Mercedes-Benz Finance North America LLC
(Germany)
4.650% due 04/01/27 ~ 3,500,000 3,526,911
O'Reilly Automotive, Inc.
4.350% due 06/01/28  1,737,000 1,748,229
5.750% due 11/20/26  3,500,000 3,561,462
Ross Stores, Inc.
0.875% due 04/15/26  3,000,000 2,945,979
Sands China Ltd. (Macau)
3.800% due 01/08/26  1,100,000 1,097,807
Starbucks Corp.
2.000% due 03/12/27  500,000 485,765
4.000% due 11/15/28  1,510,000 1,508,010
TML Holdings Pte. Ltd. (India)
4.350% due 06/09/26 ~ 2,200,000 2,193,369
Toyota Motor Credit Corp.
4.050% due 09/05/28 † 2,590,000 2,597,521
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 440,000 441,219
4.850% due 08/15/27 ~ 2,705,000 2,730,209
5.050% due 03/27/28 ~ 1,220,000 1,236,147
5.700% due 09/12/26 ~ 1,435,000 1,453,993

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.000% due 11/16/26 ~ $ 1,920,000 $ 1,954,545
77,810,524
Consumer, Non-Cyclical - 6.5%
Altria Group, Inc.
2.625% due 09/16/26  1,500,000 1,481,224
Bacardi Ltd. (Bermuda)
4.700% due 05/15/28 ~ 2,716,000 2,740,573
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  2,000,000 1,976,092
4.448% due 03/16/28  4,100,000 4,125,638
Becton Dickinson & Co.
4.693% due 02/13/28  2,980,000 3,018,117
Bunge Ltd. Finance Corp.
2.000% due 04/21/26  260,000 256,983
4.900% due 04/21/27  1,820,000 1,841,580
Cardinal Health, Inc.
4.500% due 09/15/30  1,160,000 1,163,972
Cencora, Inc.
3.450% due 12/15/27  372,000 366,817
4.625% due 12/15/27  1,125,000 1,137,916
4.850% due 12/15/29  585,000 597,116
Cencosud SA (Chile)
4.375% due 07/17/27 ~ 2,200,000 2,204,077
Centene Corp.
4.625% due 12/15/29  5,610,000 5,442,997
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 603,425
CVS Health Corp.
1.300% due 08/21/27  3,910,000 3,705,233
2.875% due 06/01/26  858,000 850,222
3.000% due 08/15/26  2,085,000 2,063,925
4.300% due 03/25/28  1,365,000 1,366,088
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 1,455,000 1,484,928
5.643% due 03/13/27 ~ 1,390,000 1,416,744
EMD Finance LLC (Germany)
4.125% due 08/15/28 ~ 3,890,000 3,891,891
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 2,780,000 2,816,683
5.000% due 02/15/29 ~ 1,145,000 1,174,795
HCA, Inc.
3.125% due 03/15/27  2,440,000 2,406,816
5.625% due 09/01/28  3,000,000 3,095,890
5.875% due 02/15/26  1,150,000 1,151,513
Health Care Service Corp. A Mutual Legal
Reserve Co.
5.200% due 06/15/29 ~ 615,000 631,990
Highmark, Inc.
1.450% due 05/10/26 ~ 1,075,000 1,054,663
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,358,361
Humana, Inc.
5.750% due 03/01/28  510,000 526,193
5.750% due 12/01/28  1,923,000 2,003,595
Icon Investments Six DAC
5.809% due 05/08/27  3,410,000 3,480,941
Imperial Brands Finance PLC (United Kingdom)
3.500% due 07/26/26 ~ 627,000 622,882
4.500% due 06/30/28 ~ 1,580,000 1,590,594
6.125% due 07/27/27 ~ 2,040,000 2,105,778
IQVIA, Inc.
6.250% due 02/01/29  1,190,000 1,253,713
a
Principal
Amount Value
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ $ 2,645,000 $ 2,690,073
Kroger Co.
3.700% due 08/01/27  194,000 193,040
Mars, Inc.
4.550% due 04/20/28 ~ 2,250,000 2,279,303
4.600% due 03/01/28 ~ † 1,285,000 1,300,990
PeaceHealth Obligated Group
1.375% due 11/15/25  340,000 338,712
PepsiCo, Inc.
4.100% due 01/15/29  3,050,000 3,062,098
Philip Morris International, Inc.
5.125% due 11/17/27  809,000 826,650
S&P Global, Inc.
2.450% due 03/01/27  3,325,000 3,257,551
Solventum Corp.
5.450% due 02/25/27  1,168,000 1,187,450
Stryker Corp.
4.700% due 02/10/28  2,420,000 2,455,816
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  1,480,000 1,385,291
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,863,960
Verisk Analytics, Inc.
4.500% due 08/15/30  2,130,000 2,137,320
Viatris, Inc.
2.300% due 06/22/27  1,709,000 1,645,712
93,633,931
Energy - 3.9%
BP Capital Markets America, Inc.
4.234% due 11/06/28  726,000 729,613
BP Capital Markets PLC
3.723% due 11/28/28  2,055,000 2,034,895
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,588,000 1,578,186
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  2,042,000 2,064,590
Cheniere Energy, Inc.
4.625% due 10/15/28  59,000 58,832
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 283,829
Diamondback Energy, Inc.
5.200% due 04/18/27  1,725,000 1,750,500
Enbridge, Inc. (Canada)
4.600% due 06/20/28  670,000 678,080
5.900% due 11/15/26  950,000 966,950
6.000% due 11/15/28  940,000 989,212
Energy Transfer LP
5.250% due 07/01/29  1,175,000 1,209,487
6.050% due 12/01/26  3,500,000 3,566,333
EQT Corp.
3.125% due 05/15/26 ~ 315,000 312,177
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 800,000 799,244
HF Sinclair Corp.
5.750% due 01/15/31  1,690,000 1,750,012
Kinder Morgan, Inc.
5.150% due 06/01/30  1,620,000 1,671,552
MPLX LP
4.800% due 02/15/31  5,665,000 5,701,368
Occidental Petroleum Corp.
5.000% due 08/01/27  614,000 621,175
5.200% due 08/01/29  985,000 1,000,206

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ONEOK, Inc.
4.250% due 09/24/27  $ 2,835,000 $ 2,839,298
4.850% due 07/15/26  3,413,000 3,425,149
5.550% due 11/01/26  1,595,000 1,615,705
Ovintiv, Inc.
5.375% due 01/01/26  750,000 750,144
Sabine Pass Liquefaction LLC
4.200% due 03/15/28  812,000 811,288
5.875% due 06/30/26  1,167,000 1,170,931
Schlumberger Holdings Corp.
3.900% due 05/17/28 ~ 3,174,000 3,160,610
Schlumberger Investment SA
4.500% due 05/15/28  922,000 928,051
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  1,435,000 1,447,586
Targa Resources Corp.
5.200% due 07/01/27  657,000 667,556
Tengizchevroil Finance Co. International Ltd.
(Kazakhstan)
4.000% due 08/15/26 ~ 2,880,000 2,865,083
Valero Energy Corp.
5.150% due 02/15/30  665,000 684,885
Williams Cos., Inc.
4.625% due 06/30/30  2,040,000 2,058,381
4.800% due 11/15/29  1,445,000 1,472,031
5.400% due 03/02/26  3,750,000 3,767,297
Woodside Finance Ltd. (Australia)
3.700% due 09/15/26 ~ 1,424,000 1,415,925
56,846,161
Financial - 13.5%
Abu Dhabi Developmental Holding Co. PJSC
(United Arab Emirates)
4.500% due 05/06/30 ~ 3,200,000 3,240,519
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  800,000 817,428
6.450% due 04/15/27  4,984,000 5,142,542
American Express Co.
4.731% due 04/25/29  1,845,000 1,874,733
5.043% due 07/26/28  1,745,000 1,775,256
5.098% due 02/16/28  1,450,000 1,469,631
5.532% due 04/25/30  1,250,000 1,306,488
American Tower Corp.
3.550% due 07/15/27  914,000 905,465
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  940,000 984,673
Athene Global Funding
4.860% due 08/27/26 ~ 3,640,000 3,664,678
5.349% due 07/09/27 ~ 1,650,000 1,681,435
5.684% due 02/23/26 ~ 2,150,000 2,160,033
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 1,277,000 1,264,017
5.750% due 03/01/29 ~ 1,490,000 1,543,386
6.375% due 05/04/28 ~ 895,000 933,846
Banco Santander SA (Spain)
5.552% due 03/14/28  1,200,000 1,221,955
Bank of America Corp.
1.734% due 07/22/27  3,685,000 3,611,801
4.623% due 05/09/29  2,645,000 2,678,268
Bank of New York Mellon
4.729% due 04/20/29  2,050,000 2,084,096
a
Principal
Amount Value
Barclays PLC (United Kingdom)
4.476% due 11/11/29  $ 1,205,000 $ 1,207,341
5.086% due 02/25/29  2,165,000 2,204,215
7.325% due 11/02/26  2,945,000 2,951,846
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 3,225,000 3,255,905
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 382,446
Brown & Brown, Inc.
4.700% due 06/23/28  805,000 813,120
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 2,245,000 2,294,193
Capital One Financial Corp.
6.312% due 06/08/29  835,000 876,036
7.149% due 10/29/27  1,335,000 1,375,192
CBRE Services, Inc.
4.800% due 06/15/30  695,000 706,354
Charles Schwab Corp.
2.450% due 03/03/27  3,523,000 3,447,957
Citigroup, Inc.
5.174% due 02/13/30  1,465,000 1,503,050
CNO Global Funding
1.750% due 10/07/26 ~ 3,105,000 3,030,796
4.875% due 12/10/27 ~ 786,000 796,481
Corebridge Global Funding
4.250% due 08/21/28 ~ 1,490,000 1,491,489
4.650% due 08/20/27 ~ 390,000 394,489
5.200% due 01/12/29 ~ 1,245,000 1,280,913
Credit Agricole SA (France)
5.230% due 01/09/29 ~ 2,215,000 2,257,930
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,760,487
2.900% due 03/15/27  1,580,000 1,550,208
4.450% due 02/15/26  3,505,000 3,503,417
4.800% due 09/01/28  575,000 583,359
5.000% due 01/11/28  710,000 720,113
5.600% due 06/01/29  1,075,000 1,117,488
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,520,000 1,528,762
5.427% due 03/01/28 ~ 1,655,000 1,683,749
Emaar Sukuk Ltd. (United Arab Emirates)
3.635% due 09/15/26 ~ 2,480,000 2,464,758
Equitable America Global Funding
3.950% due 09/15/27 ~ 570,000 569,125
4.650% due 06/09/28 ~ 1,685,000 1,705,884
Equitable Financial Life Global Funding
1.700% due 11/12/26 ~ 1,565,000 1,525,028
Extra Space Storage LP
3.875% due 12/15/27  940,000 934,042
Fortitude Global Funding
due 10/06/28 # ~ 1,430,000 1,431,671
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 2,370,000 2,462,365
GA Global Funding Trust
4.400% due 09/23/27 ~ 1,500,000 1,503,652
5.400% due 01/13/30 ~ 1,845,000 1,913,732
Goldman Sachs Group, Inc.
4.482% due 08/23/28  875,000 880,690
4.937% due 04/23/28  4,235,000 4,285,517
5.218% due 04/23/31  2,110,000 2,182,404
HDFC Bank Ltd. (India)
5.196% due 02/15/27 ~ 2,140,000 2,161,260

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
HSBC Holdings PLC (United Kingdom)
4.899% due 03/03/29  $ 1,645,000 $ 1,669,076
5.130% due 11/19/28  1,445,000 1,471,814
5.597% due 05/17/28  1,790,000 1,828,001
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,310,000 1,327,712
Intercontinental Exchange, Inc.
3.625% due 09/01/28  1,763,000 1,741,409
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 2,590,000 2,612,670
5.550% due 07/02/27 ~ 755,000 771,770
5.600% due 04/10/26 ~ 1,500,000 1,511,182
JPMorgan Chase & Co.
4.979% due 07/22/28  2,335,000 2,371,106
5.040% due 01/23/28  830,000 839,553
5.103% due 04/22/31 † 1,590,000 1,642,993
5.191% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,304,381
Lloyds Banking Group PLC (United Kingdom)
5.462% due 01/05/28  1,715,000 1,740,976
LPL Holdings, Inc.
4.625% due 11/15/27 ~ 405,000 404,326
4.900% due 04/03/28  1,220,000 1,233,484
5.700% due 05/20/27  2,455,000 2,502,556
6.750% due 11/17/28  540,000 576,571
Manufacturers & Traders Trust Co.
4.762% due 07/06/28  1,640,000 1,656,297
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  2,105,000 2,129,345
Morgan Stanley
4.994% due 04/12/29  2,075,000 2,116,695
Nasdaq, Inc.
5.350% due 06/28/28  385,000 397,063
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 1,204,000 1,214,613
PNC Bank NA
4.543% due 05/13/27  4,895,000 4,903,456
PNC Financial Services Group, Inc.
4.758% due 01/26/27  2,840,000 2,843,328
Prologis LP
3.875% due 09/15/28  855,000 852,189
Realty Income Corp.
5.050% due 01/13/26  255,000 255,051
Reinsurance Group of America, Inc.
3.950% due 09/15/26  1,500,000 1,498,960
RGA Global Funding
4.350% due 08/25/28 ~ 2,390,000 2,393,889
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,195,000 1,215,939
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,940,000 1,893,316
6.124% due 05/31/27  670,000 677,212
Santander U.K. Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  815,000 799,965
4.320% due 09/22/29  1,065,000 1,062,409
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 1,014,699
1.884% due 07/15/50 ~ 725,000 719,536
4.831% due 10/15/29 ~ 2,110,000 2,125,578
6.599% due 11/15/52 ~ 2,920,000 2,999,025
Societe Generale SA (France)
5.249% due 05/22/29 ~ 670,000 681,375
a
Principal
Amount Value
5.519% due 01/19/28 ~ $ 2,735,000 $ 2,772,169
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ 1,728,000 1,726,734
5.688% due 05/14/28 ~ 1,330,000 1,357,996
U.S. Bancorp
4.548% due 07/22/28  2,275,000 2,292,876
5.727% due 10/21/26  1,250,000 1,250,857
U.S. Bank NA
4.730% due 05/15/28  3,465,000 3,496,197
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 2,285,000 2,231,458
6.327% due 12/22/27 ~ 1,090,000 1,117,482
Wells Fargo & Co.
4.900% due 01/24/28  2,835,000 2,861,414
4.970% due 04/23/29  5,670,000 5,778,766
Western Union Co.
1.350% due 03/15/26  5,014,000 4,942,979
193,926,162
Industrial - 2.8%
Amrize Finance U.S. LLC
4.700% due 04/07/28 ~ 2,040,000 2,064,685
4.950% due 04/07/30 ~ 885,000 904,956
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 1,370,000 1,386,525
Boeing Co.
2.196% due 02/04/26  625,000 620,346
3.200% due 03/01/29  1,460,000 1,409,196
6.259% due 05/01/27  3,087,000 3,177,514
Fortive Corp.
3.150% due 06/15/26  1,820,000 1,805,824
GATX Corp.
3.250% due 09/15/26  1,000,000 992,542
3.850% due 03/30/27  673,000 669,206
5.400% due 03/15/27  1,544,000 1,567,058
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 299,076
Keysight Technologies, Inc.
5.350% due 07/30/30  1,370,000 1,424,579
Northrop Grumman Corp.
3.250% due 01/15/28  265,000 260,670
Owens Corning
3.400% due 08/15/26  750,000 744,411
5.500% due 06/15/27  1,350,000 1,379,987
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/26 ~ 1,401,000 1,375,371
3.400% due 11/15/26 ~ 1,800,000 1,781,864
5.350% due 01/12/27 ~ 1,195,000 1,209,958
5.750% due 05/24/26 ~ 2,500,000 2,520,233
Regal Rexnord Corp.
6.050% due 02/15/26  4,212,000 4,232,956
6.050% due 04/15/28  2,060,000 2,131,721
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 1,920,000 1,972,828
RTX Corp.
6.700% due 08/01/28  1,313,000 1,402,551
7.000% due 11/01/28  1,228,000 1,311,285
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.625% due 04/28/26 ~ 1,250,000 1,244,450
Waste Management, Inc.
3.875% due 01/15/29  1,860,000 1,849,179
39,738,971

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Technology - 3.8%
Analog Devices, Inc.
1.700% due 10/01/28  $ 525,000 $ 491,791
Atlassian Corp.
5.250% due 05/15/29  1,200,000 1,234,106
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 ~ 3,750,000 3,680,185
4.000% due 07/01/29 ~ † 400,000 390,404
Dell International LLC/EMC Corp.
4.750% due 04/01/28  2,020,000 2,050,122
Fiserv, Inc.
4.200% due 10/01/28  1,197,000 1,197,474
4.550% due 02/15/31  1,395,000 1,400,792
5.150% due 03/15/27  1,920,000 1,945,955
Fortinet, Inc.
1.000% due 03/15/26  2,750,000 2,706,282
Foundry JV Holdco LLC
5.500% due 01/25/31 ~ 435,000 451,694
5.900% due 01/25/30 ~ 1,015,000 1,070,926
Intel Corp.
3.150% due 05/11/27  431,000 424,229
3.750% due 08/05/27  1,420,000 1,409,408
4.000% due 08/05/29  940,000 930,704
4.875% due 02/10/28  980,000 995,032
International Business Machines Corp.
4.650% due 02/10/28  4,625,000 4,692,305
Marvell Technology, Inc.
1.650% due 04/15/26  750,000 739,144
4.750% due 07/15/30  595,000 602,955
4.875% due 06/22/28 † 2,840,000 2,885,275
Micron Technology, Inc.
5.375% due 04/15/28 † 3,970,000 4,095,012
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.150% due 05/01/27  145,000 142,800
3.875% due 06/18/26  980,000 977,718
4.300% due 08/19/28  715,000 716,187
4.300% due 06/18/29  1,888,000 1,886,311
4.400% due 06/01/27  1,735,000 1,741,395
Oracle Corp.
1.650% due 03/25/26  2,500,000 2,470,849
4.450% due 09/26/30  2,640,000 2,639,312
Synopsys, Inc.
4.650% due 04/01/28  3,865,000 3,908,932
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  1,500,000 1,527,323
5.000% due 03/28/26  2,500,000 2,509,138
Western Digital Corp.
4.750% due 02/15/26  1,040,000 1,040,547
Workday, Inc.
3.500% due 04/01/27  1,250,000 1,239,424
54,193,731
Utilities - 3.4%
AES Corp.
1.375% due 01/15/26  3,786,000 3,751,447
American Electric Power Co., Inc.
5.200% due 01/15/29  3,010,000 3,104,812
Appalachian Power Co.
3.300% due 06/01/27  4,538,000 4,475,435
Constellation Energy Generation LLC
5.600% due 03/01/28  1,390,000 1,437,005
a
Principal
Amount Value
DTE Energy Co.
4.875% due 06/01/28  $ 1,610,000 $ 1,638,322
4.950% due 07/01/27  1,125,000 1,139,558
5.200% due 04/01/30  1,435,000 1,479,255
Duke Energy Corp.
4.300% due 03/15/28  1,020,000 1,025,116
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,710,000 2,656,872
4.125% due 09/30/28 ~ 740,000 738,199
7.050% due 10/14/25 ~ 1,200,000 1,201,063
Exelon Corp.
5.150% due 03/15/29  575,000 591,729
FirstEnergy Corp.
3.900% due 07/15/27  1,282,000 1,274,451
FirstEnergy Transmission LLC
4.550% due 01/15/30  295,000 297,093
National Rural Utilities Cooperative Finance Corp.
4.120% due 09/16/27  1,296,000 1,301,419
4.800% due 03/15/28  953,000 970,929
5.100% due 05/06/27  717,000 728,989
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  2,750,000 2,675,224
4.685% due 09/01/27  500,000 505,534
Niagara Mohawk Power Corp.
4.647% due 10/03/30 ~ 1,280,000 1,286,644
NiSource, Inc.
5.250% due 03/30/28  260,000 266,919
NRG Energy, Inc.
2.000% due 12/02/25 ~ 665,000 661,529
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,015,000 1,011,844
3.300% due 03/15/27  513,000 506,309
3.300% due 12/01/27  505,000 494,357
5.000% due 06/04/28  1,020,000 1,034,527
5.450% due 06/15/27  265,000 269,565
Public Service Enterprise Group, Inc.
4.900% due 03/15/30  2,575,000 2,634,289
Sempra
5.400% due 08/01/26  980,000 988,840
Southern California Gas Co.
2.950% due 04/15/27  1,570,000 1,547,126
Southern Co.
5.113% due 08/01/27  1,235,000 1,256,320
Southern Co. Gas Capital Corp.
4.050% due 09/15/28  1,340,000 1,339,022
Southern Power Co.
4.250% due 10/01/30  675,000 671,265
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,202,943
Terraform Global Operating LP
6.125% due 03/01/26 ~ 1,593,000 1,577,549
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/31 ~ 440,000 451,572
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,345,000 1,353,738
49,546,810
Total Corporate Bonds & Notes
    (Cost $605,407,333) 611,181,897

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 15.0%
Collateralized Mortgage Obligations - Commercial - 3.4%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § $ 1,340,000 $ 1,348,923
Bank
2.263% due 08/15/61  70,553 66,888
5.523% due 06/15/57  223,513 228,314
Bank5
5.646% due 04/15/58  5,000,000 5,234,780
5.902% due 12/15/57 § 1,680,000 1,770,167
6.122% due 12/15/57 § 425,000 443,576
6.139% due 11/15/57  600,000 626,217
Benchmark Mortgage Trust
4.401% due 07/15/68  890,908 893,082
5.660% due 04/15/57  5,000,000 5,239,693
6.201% due 11/15/57 § 510,000 534,901
BFLD Commercial Mortgage Trust
5.451% due 10/10/42 ~ § 580,000 580,599
BMO Mortgage Trust
6.526% due 05/15/57 § 1,010,000 1,076,295
BPR Trust
5.415% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,579,725
BX Commercial Mortgage Trust
5.792% (SOFR + 1.642%)
due 12/15/39 ~ § 540,963 543,287
5.943% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 480,821
6.542% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,263,567
BX Trust
5.544% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 933,228
5.550% (SOFR + 1.400%)
due 06/15/35 ~ § 1,230,000 1,229,927
5.750% (SOFR + 1.600%)
due 07/15/42 ~ § 425,000 426,888
CENT Trust
5.091% due 07/10/40 ~ § 1,675,000 1,695,749
COMM Mortgage Trust
4.017% due 02/10/47 § 856,011 839,430
4.572% due 08/10/47 ~ § 22,420 21,930
CSAIL Commercial Mortgage Trust
3.321% due 12/15/52  4,672,706 4,383,587
Extended Stay America Trust
due 10/15/42 # ~ § 840,000 840,525
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.600% due 06/25/30  1,598,242 1,625,134
Hudson Yards Mortgage Trust
5.649% due 01/13/40 ~ § 1,921,000 1,987,007
Lstar Commercial Mortgage Trust
2.809% due 03/10/49 ~ 46,132 46,074
MED Commercial Mortgage Trust
5.742% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 399,560
Morgan Stanley Bank of America Merrill Lynch
Trust
4.609% due 08/15/58  391,080 392,621
ONE Mortgage Trust
5.214% (SOFR + 1.064%)
due 03/15/36 ~ § 2,945,000 2,863,989
a
Principal
Amount Value
5.364% (SOFR + 1.214%)
due 03/15/36 ~ § $ 1,580,000 $ 1,508,237
ROCK Trust
5.388% due 11/13/41 ~ 5,000,000 5,155,850
SDR Commercial Mortgage Trust
5.891% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,123,836
TX Trust
6.241% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,500,653
Wells Fargo Commercial Mortgage Trust
due 10/15/58 # 440,000 439,312
49,324,372
Collateralized Mortgage Obligations - Residential - 4.1%
Angel Oak Mortgage Trust
0.985% due 04/25/66 ~ § 8,646 7,522
2.872% due 04/25/65 ~ § 115,203 111,602
5.573% due 04/25/70 ~ § 1,886,022 1,904,303
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 430,132 396,946
COLT Mortgage Loan Trust
0.000% (SOFR + 1.200%)
due 10/25/70 ~ § 925,000 926,206
1.167% due 06/25/66 ~ § 661,730 577,010
1.506% due 04/27/65 ~ § 20,080 19,844
5.644% due 11/25/69 ~ § 982,230 988,083
5.794% due 04/25/70 ~ § 406,794 412,307
6.111% due 05/25/69 ~ § 954,385 964,462
Cross Mortgage Trust
5.596% due 06/25/70 ~ § 2,737,815 2,764,773
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 112,428 107,757
1.260% due 04/25/66 ~ § 303,387 271,146
EFMT
5.289% due 10/25/69 ~ § 2,327,491 2,326,871
5.387% due 05/26/70 ~ § 367,376 369,539
5.533% (SOFR + 1.200%)
due 10/25/70 ~ § 290,000 290,359
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 94,268 90,210
Federal Home Loan Mortgage Corp. REMICS
7.000% due 09/15/30  29,725 30,194
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
5.306% (SOFR + 0.950%)
due 01/25/45 ~ § 301,438 301,783
5.456% (SOFR + 1.100%)
due 05/25/45 ~ § 1,283,500 1,287,391
5.470% (SOFR + 1.100%)
due 09/25/45 ~ § 1,905,000 1,908,528
Federal Home Loan Mortgage Corp. Whole Loan
Securities Trust
3.850% due 05/25/47 ~ § 14,901 14,827
Federal National Mortgage Association
Connecticut Avenue Securities Trust
5.806% (SOFR + 1.450%)
due 03/25/45 ~ § 348,117 350,460
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 86,560 85,213
5.122% (SOFR + 0.964%)
due 03/25/50 ~ § 347,856 333,578
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 897,227

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.339% due 10/25/59 ~ § $ 680,000 $ 648,057
3.500% due 11/25/57 ~ § 128,602 117,442
4.000% due 02/25/59 ~ § 56,151 53,452
4.500% due 02/25/59 ~ § 76,824 74,911
GCAT Trust
5.373% due 11/25/69 ~ § 2,406,902 2,422,637
GS Mortgage-Backed Securities Trust
6.133% due 07/25/44 ~ § 7,764 7,725
HOMES Trust
5.220% due 08/25/70 ~ § 2,243,560 2,253,625
5.425% due 02/25/70 ~ § 1,827,643 1,839,200
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 345,314 300,245
3.500% due 08/25/50 ~ § 215,050 193,440
5.195% due 10/25/65 ~ § 1,171,985 1,177,187
5.495% due 11/25/65 ~ § 3,464,895 3,494,383
5.577% due 09/25/65 ~ § 1,028,751 1,039,264
MFA Trust
0.852% due 01/25/56 ~ § 140,487 136,703
5.540% (SOFR + 1.200%)
due 08/25/70 ~ § 3,700,000 3,704,573
Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/70 ~ § 297,943 300,318
New Residential Mortgage Loan Trust
5.350% due 07/25/65 ~ § 1,361,763 1,372,707
5.553% due 05/25/65 ~ § 1,702,007 1,720,024
5.603% due 07/25/65 ~ § 2,674,717 2,691,997
OBX Trust
3.000% due 05/25/60 ~ § 149,881 130,203
3.500% due 12/25/49 ~ § 124,678 112,436
5.022% (SOFR + 0.864%)
due 02/25/60 ~ § 170,881 168,018
5.143% due 07/27/65 ~ § 1,240,687 1,246,473
5.172% (SOFR + 1.014%)
due 10/25/59 ~ § 30,676 30,721
5.222% (SOFR + 1.064%)
due 02/25/60 ~ § 279,425 276,471
5.506% (SOFR + 1.150%)
due 07/27/65 ~ § 652,473 653,000
5.603% due 03/25/65 ~ § 1,674,061 1,694,500
5.637% (SOFR + 1.314%)
due 06/25/59 ~ § 53,553 53,029
Santander Mortgage Asset Receivable Trust
5.732% due 02/25/65 ~ § 1,413,478 1,428,424
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 164,620 155,105
4.500% due 08/25/48 ~ § 3,592 3,564
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 411,049 388,513
2.408% due 02/25/50 ~ § 482,199 461,687
Towd Point Mortgage Trust
3.750% due 09/25/62 ~ 4,623,128 4,446,369
5.772% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 328,227
TRK Trust
1.409% due 07/25/56 ~ § 252,160 229,559
Verus Securitization Trust
0.918% due 02/25/64 ~ § 413,070 386,143
1.031% due 02/25/66 ~ § 398,782 357,204
1.052% due 01/25/66 ~ § 299,693 270,742
1.155% due 01/25/66 ~ § 178,443 161,645
5.556% (SOFR + 1.200%)
due 08/25/70 ~ § 1,708,744 1,711,812
5.623% due 05/25/70 ~ § 397,638 401,931
a
Principal
Amount Value
5.930% due 03/25/68 ~ § $ 1,325,604 $ 1,328,975
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 09/25/51 ~ § 1,276,146 1,146,612
58,857,394
Federal Home Loan Mortgage Corp. - 1.8%
2.500% due 01/01/52  1,334,665 1,142,188
3.000% due 06/01/52  3,210,561 2,825,322
4.000% due 12/01/49 - 01/01/54 2,184,664 2,065,977
4.500% due 05/01/50 - 02/01/53 622,416 607,601
5.000% due 12/01/41 - 12/01/54 1,422,406 1,430,362
5.500% due 07/01/38 - 07/01/55 7,151,313 7,249,481
6.000% due 06/01/53 - 05/01/55 8,813,319 9,054,488
6.201% (UST + 1.951%)
due 02/01/35 § 45,932 46,736
6.469% (UST + 2.250%)
due 08/01/35 § 97,830 101,381
6.500% due 09/01/54 - 06/01/55 1,074,110 1,114,105
7.000% due 03/01/39  88,497 92,761
7.151% (UST + 2.182%)
due 09/01/35 § 69,446 71,061
7.500% due 06/01/38  76,178 80,213
25,881,676
Federal National Mortgage Association - 4.4%
2.000% due 10/01/50  572,272 466,225
2.500% due 01/01/52 - 04/01/52 4,065,382 3,459,485
3.000% due 09/01/28 - 12/01/34 531,848 519,319
3.500% due 01/01/44 - 01/01/52 4,372,353 4,078,747
4.000% due 03/01/41 - 12/01/52 4,985,119 4,717,546
4.500% due 05/01/41 - 01/01/53 10,823,569 10,584,422
5.000% due 06/01/40 - 12/01/54 13,770,730 13,742,005
5.500% due 01/01/36 - 09/01/55 12,577,293 12,784,769
6.000% due 03/01/37 - 09/01/54 4,801,278 4,960,019
6.167% (RFUCC + 1.548%)
due 01/01/35 § 1,435 1,474
6.261% (UST + 2.261%)
due 06/01/33 § 115,152 118,327
6.425% (RFUCC + 1.504%)
due 02/01/33 § 12,306 12,479
6.465% (UST + 2.215%)
due 02/01/33 § 27,294 27,937
6.480% (RFUCC + 1.605%)
due 04/01/33 § 13,902 14,143
6.500% due 05/01/33 - 06/01/55 7,615,437 7,883,002
6.508% (UST + 2.258%)
due 06/01/35 § 39,975 41,248
7.000% due 06/01/33  99,178 102,350
63,513,497
Government National Mortgage Association - 1.3%
due 10/20/54 # 2,400,000 2,418,236
due 10/20/54 # 7,480,000 7,441,505
3.000% due 09/20/47  1,899,352 1,721,081
3.500% due 06/20/52 - 07/20/52 4,176,989 3,824,555
4.000% due 10/20/50  483,876 461,419
4.625% (UST + 1.500%)
due 09/20/34 § 183,401 186,374
5.000% due 12/20/34 - 05/20/48 995,865 1,013,214
5.500% due 09/15/45 - 02/20/49 833,458 861,440
5.625% (UST + 1.500%)
due 01/20/35 § 272,240 273,248

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.000% due 07/15/36  $ 112,133 $ 117,650
18,318,722
Total Mortgage-Backed Securities
    (Cost $216,457,122) 215,895,661
ASSET-BACKED SECURITIES - 21.0%
Automobile Other - 5.2%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 99,384 99,619
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/33 ~ 715,612 718,058
5.117% due 09/15/32 ~ 1,645,208 1,659,922
6.022% due 05/17/32 ~ 143,475 145,669
ARI Fleet Lease Trust
6.030% due 02/17/32 ~ 1,115,000 1,137,674
Avis Budget Rental Car Funding AESOP LLC
1.630% due 08/20/27 ~ 1,080,000 1,059,679
2.960% due 02/20/27 ~ 2,075,000 2,067,567
4.460% due 02/20/30 ~ 345,000 344,564
4.950% due 02/20/30 ~ 100,000 99,859
7.320% due 02/20/28 ~ 240,000 243,894
Bayview Opportunity Master Fund VII LLC
5.456% (SOFR + 1.100%)
due 12/26/31 ~ § 544,580 546,220
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,403,790
5.610% due 02/15/29  1,695,000 1,731,978
5.670% due 01/15/31  265,000 271,458
6.440% due 12/16/30  1,160,000 1,194,149
6.580% due 05/15/29  1,845,000 1,919,428
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,610,246
2.250% due 09/11/28  1,780,000 1,713,405
5.670% due 09/10/30 ~ 1,135,000 1,153,012
Drive Auto Receivables Trust
1.940% due 06/15/29 ~ 1,404,345 1,386,512
4.390% due 09/15/32  720,000 719,069
4.790% due 09/15/32  3,000,000 3,024,255
Exeter Automobile Receivables Trust
4.400% due 05/15/30  500,000 502,244
4.570% due 06/16/31  1,790,000 1,793,249
4.860% due 02/15/30  1,515,000 1,534,767
5.980% due 12/15/28  3,345,311 3,373,611
Exeter Select Automobile Receivables Trust
4.630% due 11/17/31  470,000 473,808
4.870% due 08/15/31  1,656,000 1,679,924
4.910% due 12/15/31  1,135,000 1,143,517
Ford Credit Auto Lease Trust
6.430% due 04/15/27  1,425,000 1,438,397
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 695,000 694,108
1.910% due 10/17/33 ~ 1,750,000 1,724,679
2.110% due 05/15/34 ~ 1,700,000 1,655,942
5.580% due 08/15/35 ~ 3,300,000 3,380,948
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  2,568,000 2,591,482
5.750% due 05/15/28 ~ 1,485,000 1,495,655
6.620% due 05/15/28 ~ 1,765,000 1,781,790
Gm Financial Automobile Leasing Trust
5.040% due 10/22/29  2,170,000 2,195,506
a
Principal
Amount Value
GM Financial Consumer Automobile Receivables
Trust
4.620% due 05/16/31  $ 1,000,000 $ 1,008,757
5.030% due 09/18/28  520,000 525,563
Huntington Bank Auto Credit-Linked Notes
4.957% due 03/21/33 ~ 1,196,359 1,204,316
5.442% due 10/20/32 ~ 2,041,645 2,062,488
6.153% due 05/20/32 ~ 2,598,143 2,641,851
Hyundai Auto Lease Securitization Trust
4.940% due 08/15/29 ~ 810,000 821,327
Hyundai Auto Receivables Trust
4.920% due 07/15/32  100,000 101,890
Navistar Financial Dealer Note Master Owner
Trust
5.790% due 04/25/29 ~ 140,000 140,997
6.130% due 04/25/29 ~ 220,000 221,514
Nissan Auto Receivables Owner Trust
4.790% due 10/15/31  535,000 543,994
Octane Receivables Trust
5.510% due 10/20/31 ~ 265,000 270,364
6.740% due 08/20/29 ~ 225,000 230,900
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/33 ~ 275,000 276,604
5.141% due 01/18/33 ~ 390,000 391,874
5.933% due 12/15/33 ~ 1,281,883 1,296,424
Santander Consumer Auto Receivables Trust
3.090% due 03/15/29 ~ 970,614 963,860
Santander Drive Auto Receivables Trust
2.510% due 12/15/28  2,352,635 2,344,308
4.030% due 03/15/29 ~ 3,500,000 3,492,921
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 377,898 381,286
5.038% due 07/25/31 ~ 347,294 350,693
5.121% due 12/29/32 ~ 171,772 173,166
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 266,395
U.S. Bank NA
6.789% due 08/25/32 ~ 140,205 141,864
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,095,708
World Omni Select Auto Trust
5.870% due 08/15/28  1,200,000 1,210,754
74,869,472
Automobile Sequential - 0.7%
ARI Fleet Lease Trust
4.600% due 03/15/34 ~ 550,000 557,738
Chase Auto Credit Linked Notes
4.753% due 02/25/33 ~ 1,192,278 1,197,961
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 310,000 314,889
5.060% due 03/20/31 ~ 210,000 214,796
GM Financial Consumer Automobile Receivables
Trust
4.420% due 05/16/31  2,000,000 2,024,904
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/28 ~ 385,000 388,601
Mercedes-Benz Auto Lease Trust
4.690% due 02/18/31  1,235,000 1,256,462
Octane Receivables Trust
4.940% due 05/20/30 ~ 257,231 258,720
5.010% due 01/22/46 ~ 682,915 692,493

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Porsche Innovative Lease Owner Trust
4.690% due 11/20/30 ~ $ 1,160,000 $ 1,179,281
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 287,705 291,758
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 421,190
Stellantis Financial Underwritten Enhanced
Lease Trust
4.630% due 07/20/27 ~ 1,817,554 1,826,021
10,624,814
Credit Card Bullet - 0.2%
Synchrony Card Funding LLC
4.490% due 05/15/31  2,980,000 3,018,192
Home Equity Other - 0.1%
Finance of America HECM Buyout
4.000% due 10/01/34 ~ § 825,171 822,995
Other Asset-Backed Securities - 14.8%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 1,300,516 1,303,351
Affirm Master Trust
4.670% due 07/15/33 ~ 1,245,000 1,252,913
5.060% due 07/15/33 ~ 1,315,000 1,324,753
Alinea CLO Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 07/20/31 ~ § 303,378 303,737
5.475% (SOFR + 1.150%)
due 07/20/31 ~ § 250,000 250,155
AMSR Trust
1.379% due 11/17/37 ~ 689,251 686,646
2.278% due 08/17/38 ~ 3,000,000 2,926,955
Amur Equipment Finance Receivables X LLC
2.910% due 08/21/28 ~ 3,000,000 2,996,947
5.020% due 12/20/28 ~ 785,000 784,984
Anthelion CLO Ltd. (Cayman)
5.819% (SOFR + 1.500%)
due 07/20/36 ~ § 2,125,000 2,129,250
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,876,250 1,813,627
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 510,000 520,446
6.180% due 12/15/28 ~ 868,741 875,263
7.270% due 12/16/30 ~ 1,680,000 1,765,397
Balboa Bay Loan Funding Ltd. (Cayman)
5.485% (SOFR + 1.160%)
due 04/20/36 ~ § 3,535,000 3,548,895
Battalion CLO XII Ltd.
5.385% (SOFR + 1.200%)
due 05/17/31 ~ § 1,080,000 1,080,810
5.735% (SOFR + 1.550%)
due 05/17/31 ~ § 1,170,000 1,173,010
Battalion CLO XV Ltd.
5.302% (SOFR + 0.980%)
due 01/17/33 ~ § 4,506,553 4,509,926
6.222% (SOFR + 1.900%)
due 01/17/33 ~ § 895,000 896,497
Battalion CLO XXI Ltd.
5.468% (SOFR + 1.150%)
due 07/15/34 ~ § 2,830,000 2,833,213
6.018% (SOFR + 1.700%)
due 07/15/34 ~ § 1,100,000 1,100,631
a
Principal
Amount Value
Bayview Opportunity Master Fund VII LLC
5.633% (SOFR + 1.300%)
due 07/27/48 ~ § $ 625,000 $ 625,000
6.033% (SOFR + 1.700%)
due 07/27/48 ~ § 1,900,000 1,900,000
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 519,347 521,597
5.410% due 03/15/30 ~ 210,000 212,776
BlueMountain CLO Ltd. (Cayman)
5.411% (SOFR + 1.200%)
due 11/15/30 ~ § 1,641,797 1,643,136
5.508% (SOFR + 1.190%)
due 10/25/30 ~ § 522,079 523,009
Bowling Green Park CLO LLC
5.269% (SOFR + 1.000%)
due 04/18/35 ~ § 3,135,000 3,146,945
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 311,716 308,744
Chenango Park CLO Ltd. (Cayman)
5.768% (SOFR + 1.450%)
due 04/15/30 ~ § 585,000 585,746
6.118% (SOFR + 1.800%)
due 04/15/30 ~ § 1,230,000 1,232,036
CIFC Funding Ltd. (Cayman)
5.325% (SOFR + 1.000%)
due 10/21/31 ~ § 1,882,908 1,885,195
5.591% (SOFR + 1.262%)
due 10/18/30 ~ § 2,294,988 2,295,661
6.625% (SOFR + 2.300%)
due 10/21/31 ~ § 785,000 784,633
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 2,062,273
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 100,940
5.250% due 02/24/31 ~ 100,000 101,659
5.290% due 02/24/31 ~ 230,000 232,388
DLLST LLC
4.930% due 04/22/30 ~ 180,000 182,081
5.050% due 08/20/27 ~ 629,089 632,014
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 3,098,963 3,077,878
Dryden 61 CLO Ltd. (Cayman)
6.272% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,003,099
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 556,619 550,964
7.300% due 02/25/38 ~ 698,807 722,507
FirstKey Homes Trust
1.968% due 10/19/37 ~ 5,395,000 5,369,112
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 2,180,000 2,181,917
Fortress Credit BSL VII Ltd. (Cayman)
5.719% (SOFR + 1.400%)
due 07/23/32 ~ § 860,000 863,221
5.969% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,101,667
Fortress Credit BSL X Ltd. (Cayman)
due 04/20/33 # ~ § 2,520,000 2,520,000
Fortress Credit BSL XV Ltd. (Jersey)
5.729% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,259,124

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fortress Credit BSL XVI Ltd. (Jersey)
5.695% (SOFR + 1.370%)
due 10/20/35 ~ § $ 2,700,000 $ 2,705,104
Fortress Credit BSL XVIII Ltd. (Jersey)
5.889% (SOFR + 1.570%)
due 04/23/36 ~ § 600,000 603,282
Frontier Issuer LLC
6.190% due 06/20/54 ~ 255,000 263,196
11.500% due 08/20/53 ~ 1,165,000 1,214,779
Golub Capital Partners Static Ltd. (Cayman)
5.826% (SOFR + 1.500%)
due 07/20/35 ~ § 5,570,000 5,530,204
Goto Foods Funding LLC
5.093% due 04/30/47 ~ 4,353,538 4,352,837
Hardee's Funding LLC
2.865% due 06/20/51 ~ 1,303,133 1,210,232
3.981% due 12/20/50 ~ 5,940,010 5,734,926
5.710% due 06/20/48 ~ 1,674,000 1,670,048
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 291,889 287,269
3.610% due 06/20/34 ~ 318,022 316,411
4.220% due 02/25/39 ~ 341,682 340,590
4.880% due 05/27/42 ~ 725,565 735,888
5.180% due 05/27/42 ~ 1,249,346 1,265,763
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 237,945
5.820% due 04/20/32 ~ 580,000 594,200
6.480% due 01/21/31 ~ 635,000 638,984
6.970% due 07/21/31 ~ 630,000 640,068
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 1,590,000 1,590,000
5.625% (SOFR + 1.300%)
due 04/20/35 ~ § 4,070,000 4,086,897
Jersey Mike's Funding
2.891% due 02/15/52 ~ 49,375 48,342
KKR CLO 18 Ltd. (Cayman)
5.191% (SOFR + 1.050%)
due 10/18/35 ~ § 5,875,000 5,879,029
KKR CLO 34 Ltd. (Cayman)
5.275% (SOFR + 1.100%)
due 07/15/34 ~ § 2,055,000 2,055,018
5.925% (SOFR + 1.750%)
due 07/15/34 ~ § 3,660,000 3,660,026
M&T Equipment Notes
4.780% due 09/17/29 ~ 3,995,000 4,060,479
Madison Park Funding XXIV Ltd. (Cayman)
6.375% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,207,011
Marble Point CLO XV Ltd. (Cayman)
5.359% (SOFR + 1.040%)
due 07/23/32 ~ § 1,180,599 1,177,291
MVW LLC
1.940% due 01/22/41 ~ 124,269 119,681
2.230% due 05/20/39 ~ 133,941 127,060
2.730% due 10/20/37 ~ 118,408 116,482
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 518,185 501,325
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 252,520 237,191
1.220% due 07/15/69 ~ 207,195 195,621
1.310% due 01/15/69 ~ 108,035 102,304
1.690% due 05/15/69 ~ 369,277 351,303
2.400% due 10/15/68 ~ 261,585 254,556
a
Principal
Amount Value
2.640% due 05/15/68 ~ $ 418,967 $ 412,515
3.420% due 01/15/43 ~ 312,291 311,076
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 507,439 475,691
Neuberger Berman Loan Advisers CLO 43Ltd.
(Cayman)
5.372% (SOFR + 1.050%)
due 07/17/36 ~ § 3,220,000 3,223,575
NMEF Funding LLC
4.720% due 07/15/32 ~ 236,990 238,175
Northwoods Capital XIV-B Ltd. (Cayman)
5.478% (SOFR + 1.250%)
due 11/13/31 ~ § 5,526,110 5,536,143
Octagon Investment Partners XXI Ltd. (Cayman)
5.043% (SOFR + 0.810%)
due 02/14/31 ~ § 574,044 574,581
5.383% (SOFR + 1.150%)
due 02/14/31 ~ § 2,195,000 2,196,304
5.583% (SOFR + 1.350%)
due 02/14/31 ~ § 860,000 861,105
OZLM Funding II Ltd. (Cayman)
6.080% (SOFR + 1.750%)
due 07/30/37 ~ § 3,275,000 3,281,476
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 740,000 745,943
5.040% due 07/20/32 ~ 600,000 611,494
5.790% due 06/21/27 ~ 1,739,505 1,755,233
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 585,000 589,908
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 342,015
1.931% due 10/17/38 ~ 870,000 850,789
2.382% due 10/17/38 ~ 3,720,000 3,636,313
2.425% due 07/17/38 ~ 3,462,500 3,390,282
2.538% due 05/17/26 ~ 475,000 470,455
3.436% due 05/17/26 ~ 300,000 297,340
Rockford Tower CLO Ltd. (Cayman)
5.334% (SOFR + 1.130%)
due 08/20/32 ~ § 1,003,399 1,004,853
5.854% (SOFR + 1.650%)
due 08/20/32 ~ § 3,600,000 3,605,713
Romark CLO II Ltd. (Cayman)
5.968% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,021,733
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 1,470,000 1,532,302
SCF Equipment Trust LLC
4.820% due 07/22/30 ~ 521,238 523,051
5.110% due 11/21/33 ~ 740,000 758,327
SEB Funding LLC
7.386% due 04/30/54 ~ 902,000 923,573
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 427,250 422,187
3.550% due 10/20/38 ~ 1,415,145 1,398,113
4.930% due 04/20/44 ~ 763,701 770,744
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 669,485 639,205
4.985% (SOFR + 0.834%)
due 01/15/37 ~ § 505,577 505,006
5.130% due 04/15/54 ~ 1,129,112 1,150,893
Sound Point CLO IX Ltd. (Cayman)
5.797% (SOFR + 1.472%)
due 07/20/32 ~ § 2,725,228 2,725,893

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Sound Point CLO XXII Ltd. (Cayman)
5.975% (SOFR + 1.650%)
due 01/20/32 ~ § $ 250,000 $ 250,378
Sound Point CLO XXVI Ltd. (Cayman)
5.757% (SOFR + 1.432%)
due 07/20/34 ~ § 1,420,000 1,421,923
Stratus Funding CLO Ltd. (Cayman)
5.789% (SOFR + 1.450%)
due 07/15/33 ~ § 1,140,000 1,140,083
Symphony CLO XXIII Ltd. (Cayman)
5.218% (SOFR + 0.900%)
due 01/15/34 ~ § 2,558,262 2,561,107
Symphony CLO XXVI Ltd. (Cayman)
5.667% (SOFR + 1.342%)
due 04/20/33 ~ § 837,781 839,529
THL Credit Wind River CLO Ltd. (Cayman)
5.378% (SOFR + 1.060%)
due 04/15/31 ~ § 193,357 193,482
5.868% (SOFR + 1.550%)
due 04/15/31 ~ § 990,000 991,497
6.318% (SOFR + 2.000%)
due 04/15/31 ~ § 430,000 430,679
Trestles CLO VIII Ltd. (Cayman)
5.627% (SOFR + 1.330%)
due 06/11/35 ~ § 6,775,000 6,799,142
Tricon Residential Trust
6.000% due 06/17/40 ~ 1,435,000 1,454,911
Trinitas CLO IX Ltd. (Cayman)
5.525% (SOFR + 1.200%)
due 01/20/32 ~ § 489,590 489,927
Trinitas CLO VI Ltd. (Cayman)
due 01/25/34 # ~ § 3,210,000 3,210,000
5.648% (SOFR + 1.330%)
due 01/25/34 ~ § 3,245,000 3,244,838
Trinitas CLO VII Ltd. (Cayman)
5.378% (SOFR + 1.060%)
due 01/25/35 ~ § 2,240,000 2,247,484
Verdant Receivables LLC
4.850% due 03/13/28 ~ 2,145,000 2,157,420
5.370% due 05/12/33 ~ 120,000 122,876
5.680% due 12/12/31 ~ 2,865,611 2,921,596
Verizon Master Trust
4.420% due 08/20/30  2,620,000 2,630,092
Wellfleet CLO Ltd. (Cayman)
5.975% (SOFR + 1.650%)
due 04/20/34 ~ § 2,810,000 2,809,699
Wingspire Equipment Finance LLC
4.330% due 09/20/33 ~ 105,000 105,036
4.760% due 09/20/33 ~ 115,000 115,079
213,732,854
Total Asset-Backed Securities
    (Cost $300,211,086) 303,068,327
U.S. TREASURY OBLIGATIONS - 17.8%
U.S. Treasury Inflation Protected Securities - 0.7%
1.625% due 04/15/30 ^ 10,462,279 10,625,990
U.S. Treasury Notes - 17.1%
3.625% due 08/31/27  138,445,000 138,445,000
3.750% due 04/30/27 ‡ 26,210,000 26,249,417
3.750% due 06/30/27  16,000,000 16,030,000
3.875% due 05/31/27  23,275,000 23,357,735
a
Principal
Amount Value
3.875% due 07/31/27  $ 440,000 $ 441,848
3.875% due 07/15/28  40,455,000 40,722,066
4.250% due 01/15/28  430,000 435,913
245,681,979
Total U.S. Treasury Obligations
    (Cost $255,559,783) 256,307,969
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
2,520,000
2,559,841
Korea Hydro & Nuclear Power Co. Ltd. (South
Korea)
1.250% due 04/27/26 ~
1,790,000
1,761,047
KSA Sukuk Ltd. (Saudi Arabia)
4.303% due 01/19/29 ~
1,430,000
1,434,927
Saudi Government (Saudi Arabia)
5.125% due 01/13/28 ~
1,390,000
1,420,582
Total Foreign Government Bonds & Notes
    (Cost $7,104,784) 7,176,397
SHORT-TERM INVESTMENTS - 3.2%
Commercial Paper - 3.2%
Bacardi-Martini BV (Bermuda)
4.821% due 11/13/25 ~ 3,105,000 3,087,427
Brunswick Corp.
4.858% due 10/02/25 ~ 4,005,000 4,003,959
Crown Castle, Inc.
4.747% due 10/02/25 ~ 3,930,000 3,929,001
4.810% due 10/23/25 ~ 3,985,000 3,973,221
CVS Health Corp.
4.809% due 10/10/25 ~ 7,350,000 7,340,548
FMC Corp.
5.120% due 10/20/25 ~ 3,990,000 3,979,098
Harley-Davidson Financial Services, Inc.
4.574% due 10/17/25 ~ 4,045,000 4,036,583
HCA, Inc.
4.788% due 10/16/25 ~ 3,995,000 3,986,819
International Flavors & Fragrances, Inc.
4.454% due 10/30/25 ~ 4,590,000 4,573,591
Southern California Edison Co.
4.706% due 10/20/25 ~ 7,000,000 6,982,383
45,892,630
Total Short-Term Investments
(Cost $45,896,744) 45,892,630
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.9%
    (Cost $1,430,636,852) 1,439,522,881
Shares
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.990% 2,597,019 2,597,019

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 0.6%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$4,412,516; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $4,500,766) $ 4,411,999 $ 4,411,999
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$4,019,651; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$4,096,152) 4,013,112 4,013,112
8,425,111
Total Securities Lending Collateral
(Cost $11,022,130) 11,022,130
a
TOTAL INVESTMENTS - 100.7%
(Cost $1,441,658,982) 1,450,545,011
DERIVATIVES - (0.0%) (437,056)
OTHER ASSETS & LIABILITIES, NET - (0.7%) (9,713,605)
NET ASSETS - 100.0% $ 1,440,394,350
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/25 1,892 $ 394,107,129 $ 394,289,845 $ 182,716
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 12/25 603 65,844,174 65,844,774 (600)
CBOT 10 Year U.S. Treasury Notes 12/25 475 53,195,614 53,437,500 (241,886)
CBOT Ultra 10 Year U.S. Treasury Notes 12/25 84 9,588,475 9,666,563 (78,088)
CBOT Ultra U.S. Treasury Bond 12/25 101 11,827,114 12,126,312 (299,198)
( $ 619,772 )
Total Futures Contracts ( $ 437,056 )

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 753,307
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 275,862
Total Common Stocks
    (Cost $820,792) 1,029,169
Principal
Amount
CORPORATE BONDS & NOTES - 33.4%
Basic Materials - 0.3%
Syensqo Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,766,198
Communications - 1.2%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,657,053
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.850% due 04/01/61 † 7,500,000 4,678,213
Fox Corp.
4.709% due 01/25/29  2,200,000 2,228,708
Paramount Global
2.900% due 01/15/27  100,000 97,983
3.700% due 06/01/28  900,000 880,753
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,992,178
Vmed O2 U.K. Financing I PLC (United Kingdom)
5.625% due 04/15/32 ~ EUR 900,000 1,087,222
7.750% due 04/15/32 ~ $ 700,000 736,321
20,358,431
Consumer, Cyclical - 4.3%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,245,217 1,221,510
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ † 3,952,381 3,961,546
American Airlines Pass-Through Trust Class A
2.875% due 01/11/36  3,990,065 3,622,919
3.250% due 04/15/30  1,793,676 1,702,284
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  2,752,138 2,649,478
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 3,000,000 3,006,241
BMW U.S. Capital LLC (Germany)
4.750% due 03/21/28 ~ 3,500,000 3,552,119
Ford Motor Credit Co. LLC
3.375% due 11/13/25  2,300,000 2,295,859
4.125% due 08/17/27  4,400,000 4,328,914
Hyundai Capital America
1.650% due 09/17/26 ~ † 7,200,000 7,026,334
5.250% due 01/08/27 ~ 2,600,000 2,628,770
5.650% due 06/26/26 ~ 3,400,000 3,432,342
6.500% due 01/16/29 ~ 800,000 848,294
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  6,208,696 5,852,549
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,540,403
a
Principal
Amount Value
5.550% due 09/13/29 ~ $ 4,800,000 $ 4,781,287
Stellantis Finance U.S., Inc.
5.350% due 03/17/28 ~ † 1,900,000 1,925,448
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,384,964 4,550,699
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33  3,694,378 3,395,720
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 1,700,000 1,704,711
4.625% due 11/13/25 ~ 1,000,000 999,714
5.650% due 09/12/28 ~ 6,200,000 6,396,715
75,423,856
Consumer, Non-Cyclical - 2.2%
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  4,700,000 4,938,334
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,645,841
6.375% due 11/21/30 ~ 7,700,000 8,231,888
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,514,704
Centene Corp.
2.450% due 07/15/28  125,000 116,254
2.625% due 08/01/31  800,000 687,764
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,356,807
Conagra Brands, Inc.
4.850% due 11/01/28  2,300,000 2,324,694
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,377,847
CVS Pass-Through Trust
6.943% due 01/10/30  99,282 103,764
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,055,266
Mars, Inc.
4.600% due 03/01/28 ~ † 3,500,000 3,543,552
38,896,715
Energy - 1.2%
Adnoc Murban Rsc Ltd. (United Arab Emirates)
4.250% due 09/11/29 ~ 2,100,000 2,112,010
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,424,979
Energy Transfer LP
6.050% due 12/01/26  2,100,000 2,139,800
EOG Resources, Inc.
4.400% due 07/15/28  2,500,000 2,523,746
Greensaif Pipelines Bidco SARL (Saudi Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,678,556
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33 † 1,900,000 2,206,137
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,311,642
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 1,265,978 1,312,708
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 863,262
4.125% due 08/15/31 ~ 200,000 188,905
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,500,000 1,553,655

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Western Midstream Operating LP
6.350% due 01/15/29  $ 400,000 $ 420,963
20,736,363
Financial - 17.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,860,999
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 4,021,289
American Express Co.
5.098% due 02/16/28  4,300,000 4,358,218
5.645% due 04/23/27  4,600,000 4,636,435
American Tower Corp.
2.100% due 06/15/30  8,000,000 7,213,886
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,074,565
Aviation Capital Group LLC
6.250% due 04/15/28 ~ 1,600,000 1,669,080
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 275,902
4.750% * ~ ∂ 5,600,000 1,545,050
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,684,160
6.527% due 11/07/27  2,000,000 2,049,292
Bank of America NA
5.268% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,224,369
Bank of Montreal (Canada)
4.689% due 06/28/28 ~ † 5,500,000 5,622,720
Barclays PLC (United Kingdom)
6.056% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,638,509
7.385% due 11/02/28  4,000,000 4,242,921
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,563,399
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,433,516
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,680,344
6.612% due 10/19/27 ~ 4,300,000 4,398,361
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,781,075
CI Financial Corp. (Canada)
7.500% due 05/30/29 ~ 2,400,000 2,558,788
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,545,369
CNO Global Funding
4.375% due 09/08/28 ~ 2,700,000 2,702,784
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,758,645
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,417,025
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 5,100,000 5,133,580
Crown Castle, Inc.
3.700% due 06/15/26  2,277,000 2,268,072
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,452,836
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,578,170
Deutsche Bank AG (Germany)
5.706% due 02/08/28  1,500,000 1,527,466
a
Principal
Amount Value
Essex Portfolio LP
3.375% due 04/15/26  $ 500,000 $ 497,505
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,583,520
F&G Global Funding
4.650% due 09/08/28 ~ 3,100,000 3,111,935
FS KKR Capital Corp.
6.875% due 08/15/29  3,800,000 3,893,794
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,744,712
Goldman Sachs Bank USA
4.929% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,510,768
4.986% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,311,999
Goldman Sachs Group, Inc.
3.691% due 06/05/28  3,500,000 3,475,116
HSBC Holdings PLC (United Kingdom)
7.390% due 11/03/28  8,500,000 9,028,496
ING Groep NV (Netherlands)
5.742% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,744,226
JPMorgan Chase & Co.
4.851% due 07/25/28  4,800,000 4,864,531
5.236% (SOFR + 0.930%)
due 07/22/28 § 4,100,000 4,128,161
6.070% due 10/22/27  4,300,000 4,386,273
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,686,599
Lloyds Banking Group PLC (United Kingdom)
5.985% due 08/07/27  2,300,000 2,333,238
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,515,162
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,638,376
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 499,834
Marsh & McLennan Cos., Inc.
4.967% (SOFR + 0.700%)
due 11/08/27 § 1,900,000 1,909,313
MassMutual Global Funding II
4.300% due 10/22/27 ~ 3,000,000 3,018,879
5.050% due 12/07/27 ~ 4,000,000 4,083,884
5.311% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,017,818
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  3,300,000 3,380,622
Morgan Stanley Bank NA
5.398% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,423,523
5.504% due 05/26/28  4,600,000 4,702,817
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,933,301
Nationwide Building Society (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 670,370
6.557% due 10/18/27 ~ $ 4,300,000 4,398,506
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,535,544
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 472,562
5.842% due 01/18/28  1,700,000 1,758,242
Norinchukin Bank (Japan)
4.674% due 09/09/30 ~ † 2,100,000 2,111,641

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ $ 3,700,000 $ 3,790,357
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 † 590,000 595,373
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,510,281
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,217,853
Realty Income Corp.
3.200% due 01/15/27  8,100,000 8,008,757
Regency Centers LP
4.125% due 03/15/28  3,500,000 3,500,857
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,880,534
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,541,930
Santander Holdings USA, Inc.
2.490% due 01/06/28  6,025,000 5,880,015
Scentre Group Trust 1/Scentre Group Trust 2
(Australia)
3.625% due 01/28/26 ~ 7,300,000 7,283,221
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,964,327
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,578,105
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28  6,000,000 5,635,378
5.464% due 01/13/26  1,600,000 1,605,815
5.518% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,045,657
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,719,820
Tesco Property Finance 4 PLC (United Kingdom)
5.801% due 10/13/40 ~ GBP 175,322 234,804
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,416,987
Truist Financial Corp.
5.900% due 10/28/26  2,300,000 2,301,949
UBS AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,153,706
UBS Group AG (Switzerland)
5.711% due 01/12/27 ~ 2,800,000 2,810,089
Wells Fargo & Co.
2.393% due 06/02/28  2,200,000 2,139,053
4.808% due 07/25/28  600,000 607,216
5.574% due 07/25/29  4,700,000 4,871,891
Wells Fargo Bank NA
5.252% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,436,004
5.450% due 08/07/26  2,700,000 2,730,190
309,748,261
Industrial - 2.1%
Beignet
due 06/01/49 # 20,300,000 20,300,000
Boeing Co.
6.259% due 05/01/27  100,000 102,932
6.298% due 05/01/29  100,000 106,153
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  9,800,000 9,720,563
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,598,632
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 976,139
a
Principal
Amount Value
RTX Corp.
5.750% due 11/08/26  $ 3,100,000 $ 3,152,225
36,956,644
Technology - 1.1%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,308,435
Broadcom, Inc.
5.050% due 07/12/29  3,700,000 3,812,149
Dell International LLC/EMC Corp.
due 02/15/29 # 1,900,000 1,895,876
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.875% due 06/18/26  4,000,000 3,990,684
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,663,549
6.150% due 11/09/29  2,700,000 2,879,849
19,550,542
Utilities - 3.4%
AES Corp.
5.450% due 06/01/28  4,000,000 4,097,818
DTE Electric Co.
4.050% due 05/15/48  100,000 82,887
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,252,813
EPH Financing International AS (Czech Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 4,216,653
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ $ 4,300,000 4,195,904
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,521,540
National Rural Utilities Cooperative Finance Corp.
4.800% due 03/15/28  2,600,000 2,648,914
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/30  CAD 3,500,000 2,555,878
Pacific Gas & Electric Co.
2.950% due 03/01/26  $ 2,100,000 2,085,780
5.000% due 06/04/28  3,500,000 3,549,847
PacifiCorp
5.450% due 02/15/34  4,300,000 4,406,937
PG&E Recovery Funding LLC
4.838% due 06/01/35  2,939,738 2,995,170
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,716,572
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ 5,900,000 5,700,089
Southern California Edison Co.
5.150% due 06/01/29  4,500,000 4,579,408
Southern Co.
3.250% due 07/01/26  5,700,000 5,665,237
60,271,447
Total Corporate Bonds & Notes
    (Cost $587,529,833) 586,708,457

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SENIOR LOAN NOTES - 0.0%
Consumer, Non-Cyclical - 0.0%
Stepstone Group MidCo 2 GmbH Term B
(Germany)
8.608% (SOFR + 4.500%)
due 12/19/31 ± § $ 498,750 $ 476,307
Total Senior Loan Notes
    (Cost $493,953) 476,307
MORTGAGE-BACKED SECURITIES - 58.4%
Collateralized Mortgage Obligations - Commercial - 6.5%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,270,075
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,581,361
AREIT Trust
6.385% (SOFR + 2.242%)
due 06/17/39 ~ § 4,203,377 4,214,949
BAMLL Commercial Mortgage Securities Trust
5.315% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,728,107
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 6,024,412
BX Commercial Mortgage Trust
4.953% (SOFR + 0.803%)
due 10/15/38 ~ § 1,562,152 1,561,833
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,833,133
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  255,549 255,066
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  662,020 659,565
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 8,220,589
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,261,816
Extended Stay America Trust
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 5,902,932 5,907,522
GS Mortgage Securities Trust
3.722% due 10/10/49 ~ § 7,000,000 6,103,678
JP Morgan Chase Commercial Mortgage
Securities Trust
5.648% (SOFR + 1.497%)
due 12/15/31 ~ § 2,839,190 2,829,169
5.765% (SOFR + 1.614%)
due 09/15/29 ~ § 1,081,454 1,055,450
LFT CRE Ltd.
5.435% (SOFR + 1.284%)
due 06/15/39 ~ § 2,122,977 2,127,951
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 8,200,652
Morgan Stanley Capital I Trust
2.509% due 04/05/42 ~ § 4,900,000 4,331,421
NYO Commercial Mortgage Trust
5.360% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 11,170,635
One New York Plaza Trust
5.215% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,721,259
a
Principal
Amount Value
Starwood Mortgage Trust (Cayman)
5.123% (SOFR + 0.972%)
due 11/15/36 ~ § $ 7,100,000 $ 7,088,890
TRTX Issuer Ltd. (Cayman)
5.793% (SOFR + 1.650%)
due 02/15/39 ~ § 5,376,879 5,390,706
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  2,796,859 2,789,690
114,327,929
Collateralized Mortgage Obligations - Residential - 9.2%
Banc of America Funding Trust
3.657% due 08/25/47 ~ § 2,734,924 2,241,440
6.063% due 02/20/36 § 161,171 154,211
Banc of America Mortgage Trust
6.000% due 05/25/37  1,480,118 1,176,791
BCAP LLC Trust
4.480% due 03/26/37 ~ § 61,442 61,253
5.250% due 02/26/36 ~ § 928,423 352,825
Bear Stearns ALT-A Trust
5.170% due 01/25/36 § 528,050 503,714
Bear Stearns ARM Trust
4.737% due 08/25/33 § 350,284 325,731
Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/46 § 292,926 226,475
4.972% due 01/26/36 § 278,230 197,998
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 3,608,698 3,274,991
CHL Mortgage Pass-Through Trust
4.912% (SOFR + 0.754%)
due 03/25/35 § 308,285 307,121
5.194% due 05/20/34 § 237,572 228,534
6.500% due 10/25/37  727,560 299,284
Citigroup Mortgage Loan Trust, Inc.
4.579% due 08/25/36 § 288,982 261,770
5.482% due 08/25/35 § 40,321 36,205
Countrywide Alternative Loan Trust (IO)
0.728% (4.886% - SOFR)
due 05/25/35 § 534,722 31,807
Credit Suisse First Boston Mortgage Securities
Corp. (Switzerland)
5.063% due 03/25/32 ~ § 58,607 56,586
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 2,377,045 2,410,395
DSLA Mortgage Loan Trust
5.104% due 07/19/44 § 194,399 184,929
Federal Home Loan Mortgage Corp. REMICS
4.677% (SOFR + 0.304%)
due 10/15/43 § 1,948,002 1,909,565
4.810% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 2,943,435 2,904,582
4.837% (SOFR + 0.464%)
due 12/15/29 § 2,119 2,113
5.656% (SOFR + 1.300%)
due 05/25/54 § 2,551,949 2,552,778
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
13.059% due 09/25/60 ~ § 2,961,979 2,248,723
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
5.353% (US FED + 1.200%)
due 10/25/44 § 356,741 327,765
5.553% (US FED + 1.400%)
due 07/25/44 § 1,702,496 1,650,334

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Federal National Mortgage Association REMICS
2.229% (6.586% - SOFR)
due 10/25/35 § $ 907 $ 78
4.523% (SOFR + 0.174%)
due 07/25/37 § 30,760 30,223
4.851% (SOFR + 0.494%)
due 11/25/42 § 731,645 727,083
4.901% (SOFR + 0.514%)
due 04/18/28 § 1,130 1,129
4.951% (SOFR + 0.564%)
due 10/18/30 § 94 94
Federal National Mortgage Association REMICS
Trust
5.089% due 10/25/42 § 235,069 237,942
FHLMC-GNMA
7.500% due 09/20/26  2,013 2,019
First Franklin Mortgage Loan Trust
4.582% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 11,524,958
First Horizon Alternative Mortgage Securities
Trust
4.640% due 03/25/35 § 286,541 161,663
5.856% due 06/25/34 § 737,050 737,780
Government National Mortgage Association
REMICS
4.889% (SOFR + 0.500%)
due 01/20/72 § 2,483,377 2,454,657
4.966% (SOFR + 0.614%)
due 04/20/64 § 176,175 176,260
5.016% (SOFR + 0.664%)
due 05/20/65 § 304,834 304,729
5.066% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 2,005,189 2,005,092
5.139% (SOFR + 0.750%)
due 10/20/72 § 1,803,568 1,806,843
5.189% (SOFR + 0.800%)
due 01/20/73 § 4,412,519 4,423,220
5.216% (SOFR + 0.864%)
due 01/20/66 § 1,747,704 1,751,285
5.269% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,653,889 9,691,489
5.289% (SOFR + 0.900%)
due 01/20/73 § 7,438,204 7,455,168
5.359% (SOFR + 0.970%)
due 12/20/73 § 9,047,021 9,135,014
5.409% (SOFR + 1.020%)
due 12/20/72 § 3,116,134 3,153,307
5.592% (SOFR + 1.465%)
due 04/20/67 § 2,236,486 2,267,541
GreenPoint Mortgage Funding Trust
4.812% (SOFR + 0.654%)
due 11/25/45 § 16,720 15,900
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,338,871 4,442,090
HarborView Mortgage Loan Trust
4.432% (SOFR + 0.434%)
due 05/25/38 § 526,226 424,139
Impac CMB Trust
4.812% (SOFR + 0.384%)
due 05/25/35 § 14,914 14,446
IndyMac ARM Trust
5.774% due 01/25/32 § 4,585 4,442
a
Principal
Amount Value
JP Morgan Alternative Loan Trust
4.632% (SOFR + 0.474%)
due 05/25/36 § $ 1,393,281 $ 1,164,064
6.000% due 12/27/36 ~ 838,596 406,144
JP Morgan Mortgage Trust
4.206% due 12/26/37 ~ § 2,386,774 2,100,837
4.572% (SOFR + 0.414%)
due 10/25/35 § 798,617 555,044
Lehman Mortgage Trust
5.750% due 02/25/37  4,685,318 3,074,768
MASTR Adjustable Rate Mortgages Trust
6.592% due 04/21/34 § 4,844 4,824
MASTR Alternative Loan Trust
4.672% (SOFR + 0.514%)
due 03/25/36 § 688,081 62,120
Merrill Lynch Mortgage Investors Trust
4.681% due 06/25/35 § 9,011 8,706
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,398,616 3,320,827
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,535,537 4,784,898
3.500% due 12/25/57 ~ § 2,565,512 2,495,129
6.864% due 10/25/63 ~ § 2,731,387 2,771,818
OBX Trust
4.922% (SOFR + 0.764%)
due 06/25/57 ~ § 2,216,192 2,174,558
6.120% due 11/25/62 ~ § 3,260,559 3,259,058
PHH Alternative Mortgage Trust
4.592% (SOFR + 0.434%)
due 02/25/37 § 4,909,177 3,625,780
PRKCM Trust
5.335% due 08/25/57 ~ § 2,924,117 2,924,723
RAAC Trust
5.572% (SOFR + 1.414%)
due 06/25/47 § 1,137,183 1,111,248
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 626,162 200,999
Reperforming Loan Trust REMICS
4.612% (SOFR + 0.454%)
due 06/25/35 ~ § 475,243 459,678
Residential Asset Securitization Trust (IO)
0.678% (4.836% - SOFR)
due 11/25/35 § 1,587,562 135,641
Resloc U.K. PLC (United Kingdom)
2.174% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,206,766 1,391,384
RFMSI Trust
5.534% due 09/25/35 § $ 336,947 211,392
RMAC Securities No. 1 PLC (United Kingdom)
4.575% (SONIA + 0.589%)
due 06/12/44 ~ § GBP 2,517,384 3,339,428
Securitized Asset-Backed Receivables LLC Trust
4.932% (SOFR + 0.774%)
due 08/25/35 § $ 2,668,469 2,031,886
Sequoia Mortgage Trust
4.950% (SOFR + 0.814%)
due 07/20/33 § 113,534 113,372
Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/35 § 20,077 19,921
Structured Asset Mortgage Investments II Trust
4.692% (SOFR + 0.534%)
due 05/25/36 § 349,798 246,752
4.732% (SOFR + 0.574%)
due 02/25/36 § 471,801 385,172

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.748% (SOFR + 0.614%)
due 07/19/35 § $ 37,292 $ 36,312
4.832% (SOFR + 0.674%)
due 02/25/36 § 271,652 228,432
Structured Asset Mortgage Investments Trust
4.908% (SOFR + 0.774%)
due 09/19/32 § 5,703 5,450
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,099,925 1,058,971
Suntrust Alternative Loan Trust (IO)
0.828% (4.986% - SOFR)
due 12/25/35 § 1,433,656 65,744
Towd Point Mortgage Funding - Granite 6 PLC
(United Kingdom)
4.978% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 3,172,294 4,279,395
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,189,599 3,065,871
Trinity Square PLC (United Kingdom)
4.969% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 2,682,363 3,621,726
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 13,759,331 11,603,277
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,012,469 2,902,122
5.850% due 12/25/67 ~ § 3,201,932 3,201,657
WaMu Mortgage Pass-Through Certificates Trust
4.812% (SOFR + 0.654%)
due 12/25/45 § 11,569 11,738
4.852% (SOFR + 0.694%)
due 10/25/45 § 11,743 11,626
4.936% due 01/25/36 § 215,287 208,796
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
0.578% (4.736% - SOFR)
due 11/25/35 § 5,351,388 259,630
0.678% (4.836% - SOFR)
due 11/25/35 § 1,631,704 95,177
4.983% (US FED + 0.830%)
due 11/25/46 § 733,747 625,695
6.000% due 07/25/36  993,745 806,445
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
6.350% due 02/25/33 § 1,358 1,369
161,346,115
Federal Home Loan Mortgage Corp. - 3.7%
3.000% due 04/01/52  2,353,474 2,073,532
3.500% due 08/01/27 - 06/01/48 4,922,487 4,575,878
4.000% due 11/01/33 - 10/01/52 4,238,405 4,021,726
4.000% due 09/01/52  22,590,801 21,380,663
4.500% due 06/01/52 - 09/01/52 1,774,079 1,728,874
5.000% due 12/01/52 - 09/01/53 19,581,070 19,558,585
5.500% due 06/01/31 - 10/01/53 6,143,104 6,256,830
6.000% due 07/01/54  5,482,744 5,609,393
6.191% (RFUCC + 1.345%)
due 09/01/35 § 46,057 47,165
6.250% (UST + 2.250%)
due 07/01/32 § 1,570 1,603
6.262% (UST + 2.137%)
due 01/01/28 § 616 616
6.499% (UST + 2.249%)
due 03/01/32 § 12,206 12,471
6.500% due 11/01/53  295,403 305,928
a
Principal
Amount Value
7.000% due 10/01/37  $ 7,364 $ 7,702
65,580,966
Federal National Mortgage Association - 2.9%
2.500% due 02/01/35  2,558,048 2,476,964
3.000% due 04/01/27 - 04/01/52 16,647,316 14,690,695
3.500% due 05/01/33 - 05/01/35 3,526,473 3,469,465
4.000% due 12/01/25 - 10/01/52 4,604,458 4,415,831
4.207% (US FED + 1.274%)
due 03/01/33 § 46,935 46,504
4.390% (US FED + 1.255%)
due 05/01/36 § 4,866 4,818
4.500% due 05/01/26 - 05/01/53 9,979,256 9,740,138
4.542% (US FED + 1.255%)
due 05/01/36 § 173,999 171,566
4.587% (US FED + 1.257%)
due 05/01/36 § 3,510 3,447
5.000% due 11/01/25 - 07/01/53 8,321,373 8,322,066
5.421% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 245,654 246,770
5.500% due 11/01/32 - 07/01/53 1,853,937 1,910,406
5.613% (US FED + 1.739%)
due 09/01/34 § 11,628 11,528
5.896% (RFUCC + 1.235%)
due 07/01/35 § 70,478 70,962
5.901% (RFUCC + 1.174%)
due 08/01/35 § 49,886 50,233
5.929% (UST + 1.695%)
due 02/01/33 § 73,378 74,150
5.960% (RFUCC + 1.335%)
due 12/01/34 § 133,568 134,792
5.998% (RFUCC + 1.373%)
due 09/01/35 § 11,613 11,643
6.000% due 11/01/34 - 03/01/54 2,777,743 2,866,138
6.020% (RFUCC + 1.395%)
due 12/01/34 § 1,255 1,270
6.163% (RFUCC + 1.413%)
due 07/01/33 § 5,504 5,508
6.163% (RFUCC + 1.538%)
due 01/01/36 § 4,561 4,588
6.175% (UST + 1.925%)
due 02/01/33 § 1,511 1,536
6.184% (RFUCC + 1.550%)
due 09/01/33 § 6,457 6,551
6.272% (UST + 2.025%)
due 01/01/34 § 2,666 2,745
6.305% (UST + 2.055%)
due 04/01/34 § 34,757 35,553
6.318% (UST + 2.068%)
due 03/01/34 § 1,669 1,706
6.355% (RFUCC + 1.605%)
due 08/01/36 § 15,005 15,187
6.455% (RFUCC + 1.455%)
due 04/01/35 § 54,636 55,231
6.500% due 09/01/28 - 11/01/53 1,148,341 1,190,652
6.526% (UST + 2.360%)
due 11/01/34 § 420,116 437,777
6.527% (RFUCC + 1.628%)
due 03/01/33 § 531 539
7.465% (RFUCC + 1.840%)
due 09/01/35 § 12,365 12,661
7.500% due 01/01/33  3,298 3,392
8.000% due 05/01/30  83 86
50,493,098

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Government National Mortgage Association - 5.6%
due 10/20/54 # $ 15,450,000 $ 15,370,487
due 11/20/54 # 17,400,000 17,697,396
due 10/20/55 # 3,300,000 3,103,358
due 11/20/55 # 4,900,000 4,051,988
due 11/20/55 # 15,300,000 14,831,319
due 11/20/55 # 15,100,000 14,197,263
due 11/20/55 # 60,000 54,702
3.500% due 10/20/52 18,046,477 16,519,530
4.000% due 03/15/44 - 09/15/49 544,206 516,886
4.625% (UST + 1.500%)
due 07/20/26 - 09/20/32 § 35,550 35,686
4.750% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 36,027 36,537
5.000% (UST + 1.500%)
due 09/20/26 - 09/20/30 § 3,649 3,668
5.000% due 05/15/33 - 11/20/54 11,872,894 11,899,473
5.625% (UST + 1.500%)
due 06/20/26 - 03/20/33 § 91,169 91,920
6.000% due 06/15/38 - 09/15/38 1,718 1,772
6.125% (UST + 2.000%)
due 03/20/29 § 11,241 11,386
7.500% due 12/15/31  6,445 6,795
8.000% due 12/15/29 - 08/15/32 74,771 76,101
8.500% due 09/15/29 - 12/15/30 59,835 60,213
98,566,480
Uniform Mortgage-Backed Securities - 30.5%
due 11/01/54 # 10,800,000 11,168,559
due 11/01/54 # 54,560,000 55,731,430
due 11/01/54 # 225,200,000 226,923,239
due 10/01/55 # 40,825,000 39,604,015
due 11/01/55 # 102,860,000 101,953,639
due 11/01/55 # 114,120,000 100,260,439
535,641,321
Total Mortgage-Backed Securities
    (Cost $1,040,827,504) 1,025,955,909
ASSET-BACKED SECURITIES - 10.5%
Automobile Sequential - 0.4%
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 2,981,874 3,002,678
FHF Issuer Trust
5.690% due 02/15/30 ~ 1,899,880 1,916,936
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,458,319
7,377,933
Home Equity Other - 4.6%
ABFC Trust
5.097% (SOFR + 0.939%)
due 07/25/35 § 3,066,708 2,913,661
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
5.032% (SOFR + 0.874%)
due 02/25/36 § 1,365,124 1,113,428
Asset-Backed Securities Corp. Home Equity
Loan Trust
5.292% (SOFR + 1.134%)
due 07/25/35 § 1,032,148 1,005,836
a
Principal
Amount Value
Citigroup Mortgage Loan Trust, Inc.
4.572% (SOFR + 0.414%)
due 12/25/36 § $ 8,063,929 $ 3,032,557
4.592% (SOFR + 0.434%)
due 12/25/36 ~ § 1,643,519 926,047
Countrywide Asset-Backed Certificates
5.172% (SOFR + 1.014%)
due 03/25/47 ~ § 1,137,693 897,251
Countrywide Asset-Backed Certificates Trust
4.502% (SOFR + 0.344%)
due 10/25/47 § 45,196 44,997
4.552% (SOFR + 0.394%)
due 06/25/47 § 3,774,996 3,424,070
4.552% (SOFR + 0.394%)
due 03/25/37 § 982,425 966,261
FBR Securitization Trust
5.037% (SOFR + 0.879%)
due 09/25/35 § 18,336,626 18,031,549
GSAA Home Equity Trust
4.612% (SOFR + 0.454%)
due 09/25/36 § 8,042,188 1,777,443
Home Equity Asset Trust
5.052% (SOFR + 0.894%)
due 10/25/34 § 538,972 537,790
Home Equity Mortgage Loan Asset-Backed Trust
4.592% (SOFR + 0.434%)
due 04/25/37 § 2,771,282 2,464,606
HSI Asset Securitization Corp. Trust
4.767% (SOFR + 0.609%)
due 02/25/36 § 315,027 305,293
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 206 205
IXIS Real Estate Capital Trust
4.472% (SOFR + 0.314%)
due 01/25/37 § 10,178,104 3,406,083
JP Morgan Mortgage Acquisition Trust
4.707% (SOFR + 0.549%)
due 05/25/36 § 7,364,999 7,101,901
Lehman ABS Mortgage Loan Trust
4.362% (SOFR + 0.204%)
due 06/25/37 ~ § 714,517 476,585
MASTR Asset-Backed Securities Trust
4.772% (SOFR + 0.614%)
due 04/25/36 § 6,815,117 1,385,149
Merrill Lynch Mortgage Investors Trust
5.022% (SOFR + 0.864%)
due 09/25/35 § 751,610 751,057
Morgan Stanley ABS Capital I, Inc. Trust
4.332% (SOFR + 0.174%)
due 05/25/37 § 117,536 106,979
4.452% (SOFR + 0.294%)
due 05/25/37 § 5,140,197 4,677,582
4.452% (SOFR + 0.294%)
due 03/25/37 § 2,132,512 907,778
4.492% (SOFR + 0.334%)
due 11/25/36 § 4,866,500 2,327,578
4.522% (SOFR + 0.364%)
due 03/25/37 § 3,570,717 1,520,190
Morgan Stanley Capital I, Inc. Trust
4.632% (SOFR + 0.474%)
due 03/25/36 § 1,249,086 1,051,725
Option One Mortgage Loan Trust
4.552% (SOFR + 0.394%)
due 02/25/37 § 3,673,234 2,391,580

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.712% (SOFR + 0.554%)
due 02/25/37 § $ 10,577,708 $ 5,201,433
Park Place Securities, Inc. Asset-Backed Pass-
Through Certificates
5.097% (SOFR + 0.939%)
due 07/25/35 § 6,469,201 6,258,909
Renaissance Home Equity Loan Trust
3.434% (SOFR + 0.994%)
due 08/25/33 § 107,491 98,329
Saxon Asset Securities Trust
4.932% (SOFR + 0.774%)
due 10/25/35 § 1,273,862 1,250,040
Soundview Home Loan Trust
4.492% (SOFR + 0.334%)
due 02/25/37 § 1,312,635 350,126
Structured Asset Investment Loan Trust
4.892% (SOFR + 0.734%)
due 01/25/36 § 3,532,403 3,343,059
Structured Asset Securities Corp. Mortgage Loan
Trust
4.542% (SOFR + 0.384%)
due 03/25/36 § 1,051,626 1,017,156
Terwin Mortgage Trust
4.692% (SOFR + 0.534%)
due 04/25/37 ~ § 75,988 74,773
81,139,006
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage Loan
Trust
4.612% (SOFR + 0.454%)
due 12/25/36 § 96,885 94,824
Other Asset-Backed Securities - 5.5%
Allegro CLO XI Ltd. (Cayman)
5.575% (SOFR + 1.250%)
due 01/19/33 ~ § 3,566,245 3,571,162
Bain Capital Credit CLO Ltd.
5.415% (SOFR + 1.090%)
due 10/21/34 ~ § 2,000,000 2,002,669
5.482% (SOFR + 1.160%)
due 07/17/35 ~ § 5,100,000 5,118,802
5.525% (SOFR + 1.200%)
due 10/20/34 ~ § 5,900,000 5,909,925
Benefit Street Partners CLO XXII Ltd. (Cayman)
5.475% (SOFR + 1.150%)
due 04/20/35 ~ § 5,100,000 5,117,881
BlueMountain CLO Ltd. (Cayman)
5.411% (SOFR + 1.200%)
due 11/15/30 ~ § 391,327 391,647
BlueMountain Fuji EUR CLO V DAC (Ireland)
2.936% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 4,180,629 4,912,761
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.415% (SOFR + 1.090%)
due 07/20/34 ~ § $ 6,000,000 6,003,321
CarVal CLO I Ltd. (Cayman)
5.548% (SOFR + 1.230%)
due 07/16/31 ~ § 3,606,333 3,610,182
Catamaran CLO Ltd. (Cayman)
5.694% (SOFR + 1.362%)
due 04/22/30 ~ § 639,964 640,764
a
Principal
Amount Value
CVC Cordatus Loan Fund XI DAC (Ireland)
2.676% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 2,933,565 $ 3,444,154
Dryden 52 Euro CLO DAC (Ireland)
2.896% (EURIBOR + 0.860%)
due 05/15/34 ~ § 3,555,250 4,168,044
Dryden 54 Senior Loan Fund (Cayman)
5.475% (SOFR + 1.150%)
due 10/19/29 ~ § $ 1,647,229 1,648,054
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/60 ~ 2,287,842 2,296,187
Hayfin Emerald CLO X DAC (Ireland)
3.371% (EURIBOR + 1.350%)
due 07/18/38 ~ § EUR 3,600,000 4,226,582
Invesco CLO Ltd. (Jersey)
5.441% (SOFR + 1.150%)
due 07/20/35 ~ § $ 4,700,000 4,719,047
Magnetite XXV Ltd. (Cayman)
5.780% (SOFR + 1.462%)
due 01/25/32 ~ § 1,824,621 1,828,546
Marathon CLO XIII Ltd. (Cayman)
5.518% (SOFR + 1.200%)
due 04/15/32 ~ § 3,239,297 3,245,128
Marble Point CLO XXII Ltd. (Cayman)
5.538% (SOFR + 1.220%)
due 07/25/34 ~ § 5,500,000 5,507,306
Nelnet Student Loan Trust
4.670% due 06/22/65 ~ 2,300,000 2,294,318
5.739% (SOFR + 1.350%)
due 06/22/65 ~ § 1,900,000 1,902,712
6.589% (SOFR + 2.200%)
due 02/20/41 ~ § 1,155,023 1,180,508
6.640% due 02/20/41 ~ 1,155,023 1,197,780
OZLM XVII Ltd. (Cayman)
5.475% (SOFR + 1.150%)
due 07/20/30 ~ § 117,664 117,723
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 1,453,352 1,462,172
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 2,400,000 2,419,273
Regatta XIX Funding Ltd. (Cayman)
5.645% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,801,268
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,583,874 2,662,880
Symphony CLO XXXII Ltd. (Cayman)
5.419% (SOFR + 1.150%)
due 10/23/35 ~ § 6,100,000 6,124,864
Venture XXIX CLO Ltd. (Cayman)
5.463% (SOFR + 1.252%)
due 09/07/30 ~ § 34,440 34,491
Voya CLO Ltd. (Cayman)
5.525% (SOFR + 1.200%)
due 07/20/32 ~ § 2,462,190 2,463,981
5.534% (SOFR + 1.212%)
due 04/17/30 ~ § 376,942 377,228
Wellfleet CLO Ltd. (Cayman)
5.436% (SOFR + 1.150%)
due 07/15/34 ~ § 4,050,000 4,059,325
96,460,685
Total Asset-Backed Securities
    (Cost $196,745,402) 185,072,448

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 28.3%
U.S. Treasury Bonds - 17.4%
1.375% due 11/15/40  $ 20,550,000 $ 13,381,389
1.625% due 11/15/50  4,200,000 2,254,711
1.875% due 02/15/51  11,375,000 6,499,968
1.875% due 11/15/51  4,450,000 2,518,248
2.000% due 02/15/50 ‡ 6,700,000 4,008,092
2.000% due 08/15/51  15,100,000 8,850,310
2.250% due 08/15/49  20,798,000 13,279,848
2.375% due 11/15/49 ‡ 14,255,000 9,330,900
2.375% due 05/15/51  11,000,000 7,079,531
2.500% due 02/15/45 ‡ 1,300,000 931,582
2.750% due 08/15/42  26,200,000 20,394,382
2.875% due 05/15/43 ‡ 5,500,000 4,310,625
2.875% due 08/15/45  9,200,000 6,993,258
2.875% due 05/15/49  13,100,000 9,559,930
3.000% due 02/15/48  8,300,000 6,269,418
3.000% due 08/15/48 ‡ 2,000,000 1,504,219
3.000% due 02/15/49  2,900,000 2,171,998
3.125% due 08/15/44  33,300,000 26,665,695
3.250% due 05/15/42 ‡ 45,700,000 38,404,630
3.375% due 11/15/48 ‡ 1,800,000 1,446,469
3.625% due 02/15/44  13,500,000 11,722,324
3.750% due 11/15/43  20,900,000 18,511,517
3.875% due 02/15/43  7,300,000 6,627,601
3.875% due 05/15/43  5,900,000 5,345,953
4.250% due 05/15/39 ‡ 4,900,000 4,826,500
4.375% due 11/15/39  20,700,000 20,541,105
4.500% due 08/15/39  7,700,000 7,760,307
4.500% due 11/15/54  12,100,000 11,653,812
4.625% due 02/15/40  5,500,000 5,600,225
4.625% due 05/15/44 ‡ 500,000 496,465
4.750% due 05/15/55  105,000 105,361
4.875% due 08/15/45  26,200,000 26,787,453
305,833,826
U.S. Treasury Inflation Protected Securities - 3.2%
0.125% due 02/15/51 ^ 3,474,100 1,929,288
0.125% due 02/15/52 ^ 2,204,798 1,196,331
0.250% due 02/15/50 ^ 3,392,469 2,009,192
0.750% due 02/15/45 ^ 7,682,024 5,734,143
0.875% due 02/15/47 ^ 4,549,880 3,363,380
1.000% due 02/15/46 ^ 3,135,636 2,420,369
1.000% due 02/15/48 ^ 13,230,596 9,924,614
1.000% due 02/15/49 ^ 1,797,222 1,327,491
1.250% due 04/15/28 ^ ‡ 8,077,125 8,109,542
1.500% due 02/15/53 ^ 13,584,000 10,883,350
2.125% due 02/15/54 ^ 8,104,635 7,489,247
2.375% due 02/15/55 ^ 1,228,512 1,200,623
55,587,570
U.S. Treasury Notes - 7.2%
2.250% due 08/15/27  20,000 19,507
3.375% due 09/15/28  8,630,000 8,571,680
3.625% due 08/31/30  78,700,000 78,306,500
4.250% due 08/15/35  39,830,000 40,156,731
127,054,418
U.S. Treasury Strip Coupons - 0.5%
due 05/15/41  2,600,000 1,240,357
due 08/15/41  3,900,000 1,831,283
due 11/15/41  600,000 277,873
a
Principal
Amount Value
due 02/15/42  $ 12,200,000 $ 5,569,666
8,919,179
Total U.S. Treasury Obligations
    (Cost $547,567,462) 497,394,993
FOREIGN GOVERNMENT BONDS & NOTES - 7.9%
Australia Government (Australia)
2.750% due 06/21/35 ~
AUD
6,900,000
4,009,715
Brazil Government (Brazil)
6.125% due 03/15/34
$
4,400,000
4,507,800
Brazil Letras do Tesouro Nacional (Brazil)
14.500% due 04/01/26
BRL
22,200,000
3,893,954
Chile Government (Chile)
3.500% due 01/31/34
$
7,000,000
6,425,300
CPPIB Capital, Inc. (Canada)
4.300% due 06/02/34 ~
CAD
2,500,000
1,896,404
European Union (Multi-National)
2.875% due 10/05/29 ~
EUR
8,000,000
9,552,257
Hydro-Quebec (Canada)
8.625% due 06/15/29
$
1,000,000
1,157,660
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~
EUR
6,147,408
7,315,146
Japan Government Forty Year (Japan)
2.200% due 03/20/64
JPY
332,000,000
1,723,448
Japan Government Thirty Year (Japan)
2.300% due 12/20/54
480,000,000
2,769,498
2.400% due 03/20/55
649,900,000
3,833,480
2.800% due 06/20/55
480,000,000
3,079,501
Japan Government Twenty Year (Japan)
2.000% due 12/20/44
790,000,000
4,897,909
2.400% due 03/20/45
431,900,000
2,845,339
Korea Development Bank (South Korea)
5.019% (SOFR + 0.700%)
due 10/23/26 §
$
900,000
905,834
Kuwait International (Kuwait)
due 10/09/28 #
1,000,000
1,000,000
due 10/09/30 #
1,000,000
1,000,000
due 10/09/35 #
700,000
700,000
Mexico Government (Mexico)
3.500% due 09/19/29
EUR
1,300,000
1,540,630
4.500% due 03/19/34
1,300,000
1,561,013
5.125% due 03/19/38
500,000
602,275
6.000% due 05/07/36
$
900,000
922,140
Peruvian Government (Peru)
5.400% due 08/12/34 ~
PEN
6,800,000
1,897,416
6.150% due 08/12/32 ~
28,340,000
8,659,921
6.950% due 08/12/31 ~
6,565,000
2,097,234
Province of British Columbia (Canada)
4.150% due 06/18/34
CAD
1,200,000
900,849
Province of Ontario (Canada)
3.800% due 12/02/34
2,900,000
2,112,580
Province of Quebec (Canada)
4.450% due 09/01/34
10,700,000
8,197,336
Republic of Poland Government (Poland)
5.125% due 09/18/34
$
2,300,000
2,356,541
Republic of South Africa Government (South
Africa)
6.250% due 03/31/36
ZAR
8,200,000
376,734
8.500% due 01/31/37
55,000,000
2,934,720
8.750% due 01/31/44
1,750,000
88,255
8.750% due 02/28/48
8,100,000
405,312
8.875% due 02/28/35
205,900,000
11,712,248

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
9.000% due 01/31/40
ZAR
10,160,000
$ 539,095
Romania Government (Romania)
3.000% due 02/27/27 ~
$
6,500,000
6,349,995
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~
4,400,000
4,498,049
4.875% due 07/18/33 ~
5,000,000
5,078,203
State of Israel (Israel)
3.800% due 05/13/60 ~
9,000,000
6,013,540
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~
GBP
7,247,000
8,156,924
Total Foreign Government Bonds & Notes
    (Cost $139,648,009) 138,514,255
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Citigroup Global Markets, Inc.
4.180% due 10/02/25
(Dated 10/01/25, repurchase price of
$100,012; collateralized by U.S. Treasury
Obligations: 1.750% due 12/31/26 and value
$101,636) $ 100,000 100,000
4.240% due 10/02/25
(Dated 10/01/25, repurchase price of
$23,802,803; collateralized by U.S. Treasury
Obligations: 3.630% due 08/15/28 and value
$24,154,005) 23,800,000 23,800,000
JP Morgan Securities LLC
4.150% due 10/01/25
(Dated 09/30/25, repurchase price of
$7,197,800; collateralized by U.S. Treasury
Obligations: 1.380% due 11/15/40 and value
$7,127,113) 7,196,970 7,196,970
4.320% due 10/01/25
(Dated 09/30/25, repurchase price of
$37,704,524; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.630%
- 1.880% and maturity dates ranging from
01/15/26 - 02/28/27 and an aggregate value of
$38,366,876) 37,700,000 37,700,000
68,796,970
Total Short-Term Investments
(Cost $68,796,970) 68,796,970
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 142.5%
    (Cost $2,582,429,925) 2,503,948,508
Shares
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 2,544,212 2,544,212
Principal
Amount Value
Repurchase Agreements - 0.4%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$4,322,793; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $4,409,249) $ 4,322,286 $ 4,322,286
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$3,937,917; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$4,012,862) 3,931,510 3,931,510
8,253,796
Total Securities Lending Collateral
(Cost $10,798,008) 10,798,008
a
TOTAL INVESTMENTS - 143.0%
(Cost $2,593,227,933) 2,514,746,516
DERIVATIVES - 0.1% 2,507,467
OTHER ASSETS & LIABILITIES, NET - (43.1%) (758,627,720)
NET ASSETS - 100.0% $ 1,758,626,263

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $1,820,952 or 0.1% of the Fund’s net assets were in default.
(b) As of September 30, 2025, investments with a total aggregate value of $753,307 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of September 30, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $4,590,522 at a weighted average interest rate of 4.3%. As of September 30, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $178,282,492 at a weighted average interest rate of 4.4%.
(d) As of September 30, 2025, open futures contracts outstanding were as follows:
(e) As of September 30, 2025, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/25 55 $ 11,441,785 $ 11,461,914 $ 20,129
CBOT 5 Year U.S. Treasury Notes 12/25 2,084 227,513,567 227,563,032 49,465
CBOT 10 Year U.S. Treasury Notes 12/25 1,500 167,726,395 168,750,000 1,023,605
Eurex 5 Year Euro BOBL 12/25 4 553,112 553,260 148
ICE Long Gilt 12/25 74 8,997,956 9,040,630 42,674
Montreal Exchange 10 Year Canadian Bond 12/25 258 22,231,352 22,702,220 470,868
SFE 10 Year Australian Bond 12/25 76 5,717,342 5,700,363 (16,979)
$ 1,589,910
Short Futures Outstanding
CBOT U.S. Long Bond 12/25 18 2,051,975 2,098,687 (46,712)
CBOT Ultra 10 Year U.S. Treasury Notes 12/25 1,072 122,064,753 123,363,750 (1,298,997)
Eurex 10 Year Euro BUND 12/25 233 35,007,387 35,170,813 (163,426)
( $ 1,509,135 )
Total Futures Contracts $ 80,775
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 35,063,525 USD 6,470,893 10/25 BNP $ 117,208 $ –
BRL 39,453,192 USD 7,417,885 10/25 GSC – (5,007)
BRL 96,501,195 USD 17,186,417 10/25 GSC 945,237 –
BRL 4,666,890 USD 855,447 10/25 JPM 21,417 –
BRL 199,890 USD 37,319 11/25 BNP – (62)
BRL 123,054,658 USD 22,571,796 01/26 GSC 37,442 –
CAD 33,625,488 USD 24,126,776 10/25 CIT 35,836 –
CAD 143,577 USD 103,033 10/25 SCB 138 –
CHF 1,067,000 USD 1,341,904 10/25 HSB – (1,535)
CHF 744,991 USD 937,053 11/25 BRC 2,537 –
CHF 133,337 USD 168,220 11/25 CIT – (54)
CNH 1,705,311 USD 239,440 10/25 BNP – (93)
CNH 3,654,170 USD 513,926 10/25 DUB – (1,049)
CNH 256,948 USD 36,150 10/25 GSC – (86)
CNH 4,563,552 USD 641,211 10/25 HSB – (698)
CNH 1,877,350 USD 263,829 10/25 MSC – (335)
CNH 2,793,191 USD 393,086 10/25 SCB – (1,051)
EUR 4,548,000 USD 5,331,865 10/25 CIT 7,717 –
EUR 1,520,000 USD 1,785,263 10/25 HSB – (706)
EUR 49,657,867 USD 58,397,652 10/25 SGN – (96,800)
EUR 4,548,000 USD 5,351,409 11/25 BOA – (1,141)
GBP 2,074,000 USD 2,811,040 10/25 HSB – (21,718)
GBP 18,583,000 USD 24,856,621 10/25 SCB 135,646 –
IDR 43,322,176,366 USD 2,626,020 10/25 BNP – (29,427)
IDR 21,191,977,722 USD 1,288,939 10/25 CIT – (18,760)
IDR 10,550,313,098 USD 638,349 10/25 GSC – (5,997)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
IDR 17,837,207,392 USD 1,083,274 10/25 JPM $ – ( $ 14,169 )
IDR 15,960,616,804 USD 956,444 10/25 JPM 568 –
IDR 10,515,430,044 USD 639,508 10/25 SCB – (9,247)
IDR 11,807,864,323 USD 701,836 12/25 BNP 4,368 –
IDR 12,194,571,929 USD 725,673 12/25 CIT 3,659 –
IDR 11,709,450,720 USD 700,326 12/25 GSC – (8)
IDR 11,954,550,768 USD 714,165 12/25 SCB 812 –
ILS 774,000 USD 230,194 10/25 BOA 3,483 –
ILS 3,605,800 USD 1,055,315 10/25 DUB 33,302 –
ILS 802,000 USD 238,877 10/25 JPM 3,253 –
ILS 362,049 USD 105,800 10/25 UBS 3,505 –
ILS 942,000 USD 280,286 11/25 BNP 4,125 –
ILS 532,000 USD 159,114 11/25 BOA 1,509 –
ILS 169,000 USD 50,453 11/25 CIT 572 –
ILS 167,000 USD 50,092 11/25 GSC 329 –
INR 65,603,093 USD 741,655 10/25 BOA – (3,820)
INR 159,838,185 USD 1,807,000 10/25 BRC – (9,087)
INR 241,625,838 USD 2,748,553 10/25 CIT – (30,997)
INR 149,140,898 USD 1,686,832 10/25 DUB – (9,408)
INR 52,110,250 USD 593,849 10/25 GSC – (7,767)
INR 439,400,650 USD 4,971,221 10/25 SCB – (28,837)
INR 3,937,420 USD 44,594 10/25 UBS – (310)
INR 500,986,312 USD 5,626,388 11/25 CIT – (2,868)
INR 72,869,633 USD 818,642 11/25 DUB – (688)
INR 46,253,721 USD 519,231 11/25 SCB – (38)
JPY 36,348,462 USD 244,639 10/25 BNP 1,150 –
JPY 31,374,117 USD 209,468 10/25 BOA 2,684 –
JPY 18,014,676 USD 121,103 10/25 HSB 712 –
JPY 687,233,225 USD 4,603,344 10/25 MSC 43,735 –
JPY 1,496,621,025 USD 10,057,937 10/25 SGN 62,231 –
KRW 2,481,815,364 USD 1,797,330 10/25 BNP – (28,857)
KRW 389,001,497 USD 280,969 10/25 BOA – (3,722)
KRW 1,388,912,457 USD 983,656 10/25 GSC 5,941 –
KRW 2,084,164,571 USD 1,492,161 10/25 HSB – (6,745)
MXN 16,020,000 USD 827,496 12/25 GSC 40,214 –
MXN 152,863,655 USD 8,112,156 12/25 UBS 167,577 –
NOK 21,596 USD 2,164 10/25 BRC – –
NOK 2,123,112 USD 212,839 10/25 CIT – (93)
NOK 22,128 USD 2,215 10/25 HSB 2 –
NZD 507,192 USD 292,041 10/25 BOA 2,004 –
PLN 7,019,586 USD 1,932,133 10/25 BNP – (1,365)
PLN 3,505,290 USD 961,470 10/25 BNP 2,675 –
PLN 556,315 USD 154,482 10/25 BOA – (1,461)
PLN 2,905,450 USD 794,617 10/25 BRC 4,614 –
PLN 11,574,675 USD 3,175,841 10/25 JPM 7,874 –
PLN 3,638,523 USD 1,005,108 10/25 MSC – (4,316)
PLN 3,636,386 USD 1,001,720 10/25 UBS – (1,516)
SGD 24,235,569 USD 18,781,381 10/25 CIT 6,610 –
SGD 18,804 USD 14,620 11/25 SCB – (4)
THB 219,965 USD 6,849 10/25 GSC – (51)
THB 517,184 USD 16,060 10/25 HSB – (77)
THB 6,475,000 USD 200,000 10/25 HSB 104 –
THB 6,472,400 USD 200,000 10/25 UBS 24 –
TRY 207,308,811 USD 4,824,224 10/25 BRC 92,638 –
TRY 453,383,571 USD 10,403,665 11/25 BRC 152,997 –
TRY 57,333,354 USD 1,316,903 11/25 GSC 9,384 –
TRY 99,530,882 USD 2,264,972 12/25 BRC 5,622 –
TWD 16,448,930 USD 542,332 10/25 CIT – (1,879)
TWD 28,054,134 USD 920,200 10/25 CIT 1,182 –
TWD 3,546,601 USD 116,784 10/25 JPM – (255)
TWD 26,483,777 USD 879,042 10/25 MSC – (8,881)
USD 9,509,415 AUD 14,547,000 10/25 CIT – (116,334)
USD 3,435,895 AUD 5,166,000 10/25 CIT 17,553 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 13,031,271 AUD 19,713,000 11/25 BRC $ – ( $ 18,975 )
USD 904,531 BRL 5,500,000 10/25 BNP – (128,867)
USD 5,558,516 BRL 29,563,525 10/25 BNP 3,812 –
USD 25,115,381 BRL 135,954,387 10/25 GSC – (429,151)
USD 877,466 BRL 4,666,890 10/25 JPM 602 –
USD 648,877 BRL 3,700,000 04/26 BNP – (16,674)
USD 2,179,880 BRL 12,400,000 04/26 GSC – (50,617)
USD 1,097,774 BRL 6,100,000 04/26 GSC 513 –
USD 11,395 CAD 15,663 10/25 HSB 140 –
USD 21,272,844 CAD 29,397,666 10/25 JPM 148,261 –
USD 104,880 CAD 146,000 10/25 MSC – (33)
USD 3,046,700 CAD 4,209,746 10/25 UBS 21,660 –
USD 24,126,776 CAD 33,572,289 11/25 CIT – (35,767)
USD 103,033 CAD 143,350 11/25 SCB – (138)
USD 1,027,051 CHF 820,128 10/25 BRC – (3,196)
USD 71,245 CHF 56,969 10/25 GSC – (320)
USD 70,195 CHF 56,000 10/25 HSB – (152)
USD 5,231,119 CNH 37,151,000 10/25 CIT 16,827 –
USD 379,590 CNH 2,697,594 11/25 HSB 62 –
USD 1,101,697 EUR 933,000 10/25 BNP 6,308 –
USD 4,031,034 EUR 3,425,000 10/25 CIT 9,911 –
USD 4,052,732 EUR 3,422,000 10/25 HSB 35,130 –
USD 50,755,338 EUR 43,397,867 10/25 JPM – (195,957)
USD 58,514,795 EUR 49,657,867 11/25 SGN 97,269 –
USD 23,617,390 GBP 17,565,000 10/25 BRC – (5,770)
USD 4,173,093 GBP 3,092,000 10/25 CIT 14,664 –
USD 24,861,025 GBP 18,583,000 11/25 SCB – (135,632)
USD 701,836 IDR 11,774,000,736 10/25 BNP – (3,860)
USD 1,174,403 IDR 19,329,937,576 10/25 BNP 15,605 –
USD 725,673 IDR 12,160,102,461 10/25 CIT – (3,165)
USD 479,473 IDR 7,857,363,788 10/25 CIT 8,528 –
USD 491,069 IDR 8,048,375,048 10/25 DUB 8,675 –
USD 708,881 IDR 11,822,381,305 10/25 GSC 283 –
USD 48,281 IDR 794,776,531 10/25 HSB 620 –
USD 956,444 IDR 15,968,525,182 10/25 JPM – (659)
USD 194,450 IDR 3,201,035,900 10/25 MSC 2,527 –
USD 714,165 IDR 11,924,413,005 10/25 SCB – (546)
USD 400,000 IDR 6,684,547,061 11/25 BNP – (404)
USD 1,661,876 ILS 5,544,125 10/25 UBS – (11,936)
USD 1,055,315 ILS 3,603,953 11/25 DUB – (32,798)
USD 109,736 ILS 366,000 11/25 JPM – (767)
USD 105,800 ILS 361,867 11/25 UBS – (3,455)
USD 514,892 INR 45,348,049 10/25 BNP 4,835 –
USD 5,626,388 INR 499,961,223 10/25 CIT 2,720 –
USD 818,642 INR 72,725,092 10/25 DUB 706 –
USD 578,922 INR 51,465,470 10/25 SCB 92 –
USD 189,577 INR 16,876,627 11/25 BNP – (37)
USD 260,423 INR 23,177,500 11/25 BNP 16 –
USD 59,638 INR 5,307,289 11/25 DUB 64 –
USD 64,540 JPY 9,469,353 10/25 BOA 508 –
USD 45,944 JPY 6,732,665 10/25 HSB 417 –
USD 283,777 JPY 41,873,793 10/25 MSC 626 –
USD 1,457,939 JPY 214,388,734 10/25 SCB 8,240 –
USD 13,668,944 JPY 2,010,180,875 10/25 SGN 76,079 –
USD 244,639 JPY 36,222,228 11/25 BNP – (1,148)
USD 209,468 JPY 31,265,486 11/25 BOA – (2,685)
USD – JPY 50 11/25 CIT – –
USD 208,264 JPY 30,798,665 11/25 HSB – (721)
USD 4,603,350 JPY 684,855,101 11/25 MSC – (43,754)
USD 1,005 JPY 148,305 11/25 SCB – (1)
USD 10,057,937 JPY 1,491,445,211 11/25 SGN – (62,307)
USD 1,000,000 KRW 1,387,544,454 10/25 BNP 11,378 –
USD 1,337,543 KRW 1,854,516,745 10/25 DUB 15,801 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(f) As of September 30, 2025, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 983,656 KRW 1,388,469,812 10/25 GSC $ – ( $ 5,928 )
USD 2,489,580 KRW 3,470,159,004 10/25 HSB 16,698 –
USD 2,315,290 KRW 3,209,779,776 10/25 JPM 27,632 –
USD 250,000 KRW 350,453,974 11/25 BNP 95 –
USD 29,549 MXN 561,000 12/25 GSC – (838)
USD 16,578 NOK 167,446 10/25 CIT – (200)
USD 203,571 NOK 2,071,679 10/25 UBS – (4,021)
USD 2,164 NOK 21,591 11/25 BRC – –
USD 212,839 NOK 2,122,650 11/25 CIT 94 –
USD 2,215 NOK 22,124 11/25 HSB – (2)
USD 382,146 NZD 655,901 10/25 SGN 1,888 –
USD 292,409 NZD 507,192 11/25 BOA – (2,011)
USD 86,271 NZD 148,709 11/25 SCB – (53)
USD 2,238,115 PEN 7,822,192 10/25 CIT – (13,906)
USD 103,813 PEN 363,522 10/25 SCB – (810)
USD 3,688,409 PEN 12,884,718 12/25 CIT – (14,951)
USD 3,791,883 PEN 13,485,833 02/26 DUB – (77,975)
USD 1,418,225 PEN 5,057,108 05/26 CIT – (28,245)
USD 512,223 SEK 4,910,789 10/25 HSB – (9,403)
USD 7,127,166 SGD 9,138,583 10/25 CIT 42,719 –
USD 80,386 SGD 103,000 10/25 GSC 538 –
USD 11,196,036 SGD 14,348,129 10/25 HSB 73,024 –
USD 360,182 SGD 463,000 10/25 JPM 1,254 –
USD 128,592 SGD 164,000 10/25 SCB 1,455 –
USD 18,781,381 SGD 24,172,783 11/25 CIT – (7,012)
USD 107 THB 3,452 10/25 HSB – –
USD 636,300 TRY 26,474,216 10/25 BRC – (448)
USD 374,931 TWD 11,495,184 10/25 BNP – (2,383)
USD 2,826,000 TWD 84,463,871 10/25 BNP 50,822 –
USD 2,044,489 TWD 61,784,458 10/25 BRC 15,248 –
USD 7,355,943 TWD 219,564,668 10/25 CIT 142,827 –
USD 2,841,882 TWD 84,213,912 10/25 SCB 74,917 –
USD 223,394 TWD 6,704,270 12/25 BNP 2,088 –
USD 543,679 TWD 16,482,173 12/25 CIT – (392)
USD 542,332 TWD 16,352,937 12/25 CIT 2,527 –
USD 879,042 TWD 26,311,485 12/25 MSC 10,509 –
USD 376,521 TWD 11,358,507 01/26 CIT 193 –
USD 167,483 ZAR 2,900,397 10/25 CIT – (462)
USD 167,875 ZAR 2,901,634 10/25 UBS – (61)
USD 4,289,939 ZAR 74,730,000 11/25 BOA – (22,380)
USD 717,980 ZAR 12,442,000 11/25 BOA 10 –
USD 664,087 ZAR 11,692,985 11/25 BRC – (10,660)
USD 610,709 ZAR 10,604,000 11/25 CIT – (1,198)
USD 1,613,072 ZAR 28,235,884 11/25 DUB – (16,289)
USD 524,176 ZAR 9,083,000 11/25 GSC 39 –
USD 1,426,511 ZAR 25,003,836 11/25 JPM – (16,344)
USD 721,508 ZAR 12,719,032 11/25 UBS – (12,448)
ZAR 2,900,262 USD 167,875 10/25 UBS 61 –
Total Forward Foreign Currency Contracts $ 2,967,707 ( $ 1,915,231 )
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - USD versus SEK $ 10.13 10/14/25 MSC $ 768,000 $ 4,013 $ 6
Call - USD versus SEK 10.20 11/26/25 BRC 3,543,000 22,108 1,722
$ 26,121 $ 1,728
Put - AUD versus USD AUD 0.63 10/08/25 GSC AUD 4,331,000 16,705 8
Put - EUR versus USD EUR 1.15 10/08/25 MSC EUR 8,551,000 53,432 663
Put - AUD versus USD AUD 0.62 10/10/25 MSC AUD 4,667,000 12,275 6
Put - EUR versus USD EUR 1.13 10/10/25 BRC EUR 8,859,000 32,079 229

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(g) As of September 30, 2025, premiums received, and value of written options outstanding were as follows:
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Put - AUD versus USD AUD 0.62 10/14/25 BRC AUD 1,285,000 $ 3,753 $ 10
Put - EUR versus USD EUR 1.12 10/14/25 BNP EUR 182,000 22,256 349
Put - EUR versus USD 1.13 10/14/25 GSC 8,603,000 33,277 303
Put - EUR versus USD 1.11 11/24/25 MSC 9,466,000 44,406 2,989
Put - EUR versus USD 1.11 11/26/25 BNP 1,659,000 6,981 567
Put - EUR versus USD 1.10 12/17/25 GSC 418,000 47,808 8,586
Put - EUR versus USD 1.10 12/23/25 HSB 456,000 52,948 9,137
$ 325,920 $ 22,847
Total Foreign Currency Options $ 352,041 $ 24,575
Total Purchased Options $ 352,041 $ 24,575
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.575% 10/02/25 BOA $ 2,400,000 $ 7,290 ( $ 880 )
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.550% 10/06/25 MSC EUR 600,000 1,547 (33)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.398% 10/06/25 GSC $ 2,200,000 7,012 (80)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.506% 10/06/25 DUB 3,400,000 11,645 (1,056)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.385% 10/10/25 CIT 3,300,000 10,065 (697)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.325% 10/14/25 BOA 2,400,000 6,612 (320)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.375% 10/14/25 BOA 3,300,000 8,580 (800)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.550% 10/17/25 BRC EUR 1,700,000 3,920 (1,049)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.550% 10/27/25 GSC $ 600,000 1,620 (2,094)
$ 58,291 ( $ 7,009 )
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.790% 10/06/25 MSC EUR 600,000 1,547 (117)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.698% 10/06/25 GSC $ 2,200,000 7,012 (3,930)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.806% 10/06/25 DUB 3,400,000 11,645 (920)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.685% 10/10/25 CIT 3,300,000 9,570 (11,015)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.625% 10/14/25 BOA 2,400,000 6,612 (14,638)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.675% 10/14/25 BOA 3,300,000 8,580 (12,970)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.750% 10/17/25 BRC EUR 1,700,000 3,920 (3,807)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.850% 10/27/25 GSC $ 600,000 1,620 (1,020)
$ 50,506 ( $ 48,417 )
Total Interest Rate Swaptions $ 108,797 ( $ 55,426 )
- – - – - –
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 10 Year Euro BUND Futures EUR 129.50 10/24/25 EUX 17 EUR 2,201,500 $ 3,766 ( $ 4,790 )
Call - Eurex 10 Year Euro BUND Futures 130.50 10/24/25 EUX 43 5,611,500 19,692 (4,544)
$ 23,458 ( $ 9,334 )
a

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(h) As of September 30, 2025, swap agreements outstanding were as follows:
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Put - Eurex 10 Year Euro BUND Futures EUR 127.50 10/24/25 EUX 60 EUR 7,650,000 $ 22,098 ( $ 13,384 )
Total Options on Futures $ 45,556 ( $ 22,718 )
- – - – - –
Total Written Options $ 154,353 ( $ 78,144 )
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
09/30/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
SoftBank Group Corp. Q 1.000% 06/20/26 GSC 0.872% $ 1,000,000 $ 1,162 ( $ 4,968 ) $ 6,130
Petroleos Mexicanos M 4.850% 07/06/26 DUB n/a 352,920 4,686 – 4,686
South Africa Government Q 1.000% 12/20/26 MSC 0.394% 4,800,000 36,166 (54,060) 90,226
Colombia Government Q 1.000% 06/20/27 GSC 0.933% 4,600,000 6,320 (63,853) 70,173
Colombia Government Q 1.000% 06/20/27 MSC 0.933% 1,600,000 2,198 (30,557) 32,755
Colombia Government Q 1.000% 12/20/27 GSC 1.025% 2,100,000 (578) (83,840) 83,262
Colombia Government Q 1.000% 12/20/27 MSC 1.025% 1,900,000 (522) (75,855) 75,333
$ 49,432 ( $ 313,133 ) $ 362,565
Exchange
Barclays Bank PLC Q 1.000% 12/20/25 ICE 0.243% EUR 3,500,000 7,983 3,647 4,336
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.284% $ 7,300,000 64,729 30,658 34,071
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.402% 6,000,000 94,855 33,143 61,712
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.262% 2,400,000 300,006 267,017 32,989
Boeing Co. Q 1.000% 12/20/29 ICE 0.528% 300,000 5,616 (4,532) 10,148
Oracle Corp. Q 1.000% 06/20/30 ICE 0.528% 1,000,000 20,765 21,687 (922)
Boeing Co. Q 1.000% 12/20/30 ICE 0.648% 11,300,000 191,238 186,866 4,372
$ 685,192 $ 538,486 $ 146,706
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 734,624 $ 225,353 $ 509,271
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 BNP EUR 5,315,228 $ 1,101,276 $ 922,469 $ 178,807
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM 7,344,679 1,521,763 1,295,967 225,796
$ 2,623,039 $ 2,218,436 $ 404,603
Exchange
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE $ 100,000 2,308 1,697 611
CDX.NA.IG.S44 Q 1.000% 06/20/30 ICE 68,900,000 1,584,421 1,400,133 184,288
CDX.NA.IG.S45 Q 1.000% 12/20/30 ICE 34,200,000 786,019 768,845 17,174
$ 2,372,748 $ 2,170,675 $ 202,073
Total Credit Default Swaps on Credit Indices - Sell Protection 0 $ 4,995,787 $ 4,389,111 $ 606,676
Total Credit Default Swaps $ 5,730,411 $ 4,614,464 $ 1,115,947
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 222,827 ) $ – ( $ 222,827 )
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (605,358) – (605,358)
13.926% 1 Day BRL CDI Z/Z CME 01/04/27 6,000,000 (5,357) – (5,357)
13.927% 1 Day BRL CDI Z/Z CME 01/04/27 58,300,000 (51,782) 524 (52,306)
14.009% 1 Day BRL CDI Z/Z CME 01/04/27 3,900,000 (2,016) – (2,016)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (767,549) (907,168) 139,619
13.291% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 31,600,000 (9,671) (399) (9,272)
13.320% 1 Day BRL CDI Z/Z CME 01/02/29 3,400,000 (401) – (401)
13.354% 1 Day BRL CDI Z/Z CME 01/02/29 4,600,000 358 – 358
13.400% 1 Day BRL CDI Z/Z CME 01/02/29 45,800,000 24,008 (1,104) 25,112
3.750% 1 Day GBP SONIA A/A LCH 09/17/30 GBP 6,700,000 (36,536) (32,383) (4,153)
2.500% 6 Month EURIBOR A/S LCH 03/18/31 EUR 8,660,000 26,204 37,262 (11,058)
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 205,626 (41,554) 247,180
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 111,354 (34,192) 145,546
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 156,800 46,072 110,728
2.460% 6 Month EURIBOR A/S LCH 03/13/35 EUR 900,000 (4,268) (2,226) (2,042)
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (89,112) (7,292) (81,820)
2.610% 6 Month EURIBOR A/S LCH 03/24/35 EUR 700,000 7,428 (1,824) 9,252
2.750% 6 Month EURIBOR A/S LCH 03/18/36 60,800,000 101,091 (3,730) 104,821
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (816,824) (534,834) (281,990)
( $ 1,978,832 ) ( $ 1,482,848 ) ( $ 495,984 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.500% 1 Day USD SOFR A/A LCH 12/18/25 $ 20,000,000 $ 171,186 $ 3,101 $ 168,085
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 324,008 – 324,008
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 (102,630) – (102,630)
13.000% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 15,400,000 13,310 – 13,310
13.017% 1 Day BRL CDI Z/Z CME 01/02/29 63,300,000 51,151 – 51,151
3.750% 1 Day USD SOFR A/A LCH 06/20/29 $ 4,900,000 (59,786) (31,550) (28,236)
3.250% 1 Day USD SOFR A/A LCH 06/18/30 21,300,000 187,145 288,636 (101,491)
3.750% 1 Day USD SOFR A/A LCH 09/17/30 37,600,000 (618,120) (124,396) (493,724)
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 (32,056) – (32,056)
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 (17,803) – (17,803)
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 (35,890) – (35,890)
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 (27,086) – (27,086)
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 (41,540) – (41,540)
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 (157,518) – (157,518)
3.750% 1 Day USD SOFR A/A LCH 05/15/32 34,666,000 (561,264) (36,754) (524,510)
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (1,112,632) (278,042) (834,590)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 33,230,000 3,697,814 4,030,219 (332,405)
1.250% 1 Day JPY TONAR A/A LCH 06/18/32 JPY 3,590,000,000 8,675 (639,117) 647,792
3.156% 1 Day USD SOFR A/A LCH 03/10/33 $ 27,580,000 519,855 531,392 (11,537)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 1,900,000 ( $ 27,575 ) $ 6,337 ( $ 33,912 )
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 11,490,000 (129,293) – (129,293)
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (88,153) – (88,153)
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (88,704) – (88,704)
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 1,500,000 (81,674) (28,011) (53,663)
2.740% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,300,000 3,735 – 3,735
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 2,700,000 (32,809) (1,149) (31,660)
4.095% 1 Day USD SOFR A/A LCH 02/18/35 $ 280,000 (9,991) – (9,991)
3.899% 1 Day USD SOFR A/A LCH 03/11/35 1,400,000 (26,629) (4,513) (22,116)
3.930% 1 Day USD SOFR A/A LCH 03/24/35 2,700,000 (58,774) (7,602) (51,172)
3.884% 1 Day USD SOFR A/A LCH 03/25/35 1,400,000 (24,977) (3,891) (21,086)
3.700% 1 Day USD SOFR A/A LCH 05/15/35 7,410,000 (46,491) (84,677) 38,186
3.551% 1 Day USD SOFR A/A LCH 09/17/35 1,200,000 10,560 (3,535) 14,095
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 37,382 22,096 15,286
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 144,859 84,022 60,837
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,534,422 3,711,526 822,896
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 1,964,419 663,651 1,300,768
3.895% 1 Day USD SOFR A/A LCH 11/15/54 8,469,000 95,510 – 95,510
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 80,790 – 80,790
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 399,642 113,185 286,457
3.642% 1 Day USD SOFR A/A LCH 02/15/55 1,500,000 82,274 – 82,274
3.655% 1 Day USD SOFR A/A LCH 02/15/55 700,000 36,747 – 36,747
3.807% 1 Day USD SOFR A/A LCH 02/15/55 800,000 20,272 – 20,272
3.250% 1 Day USD SOFR A/A LCH 06/18/55 11,900,000 1,464,060 1,104,833 359,227
3.500% 1 Day USD SOFR A/A LCH 09/17/55 10,700,000 813,133 1,033,866 (220,733)
4.500% 1 Day GBP SONIA A/A LCH 09/17/55 GBP 1,090,000 31,885 51,475 (19,590)
3.000% 6 Month EURIBOR A/S LCH 03/18/56 EUR 22,070,000 (417,402) (314,887) (102,515)
$ 10,894,037 $ 10,086,215 $ 807,822
a –
Total Interest Rate Swaps $ 8,915,205 $ 8,603,367 $ 311,838
Total Swap Agreements $ 14,645,616 $ 13,217,831 $ 1,427,785

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 44.0%
Angola - 1.0%
Azule Energy Finance PLC
8.125% due 01/23/30 ~ † $ 2,525,000 $ 2,549,119
Azerbaijan - 0.3%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ 740,000 739,329
Brazil - 5.6%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 1,790,495 1,818,645
Aegea Finance SARL
due 01/20/36 # ~ 1,225,000 1,221,202
9.000% due 01/20/31 ~ 1,400,000 1,485,286
FS Luxembourg SARL
8.625% due 06/25/33 ~ 775,000 804,256
8.875% due 02/12/31 ~ 190,000 199,115
8.875% due 02/12/31 ~ † 989,000 1,036,445
Raizen Fuels Finance SA
6.250% due 07/08/32 ~ 1,300,000 1,270,425
6.700% due 02/25/37 ~ 925,000 899,563
Samarco Mineracao SA
9.500% Cash or 9.049% PIK due 06/30/31 ~ 313,697 315,521
Sitios Latinoamerica SAB de CV
6.000% due 11/25/29 ~ 2,050,000 2,135,690
Yinson Bergenia Production BV
8.498% due 01/31/45 ~ 1,725,000 1,853,506
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 1,348,999 1,503,665
14,543,319
Bulgaria - 0.3%
Eastern European Electric Co. BV
6.500% due 05/15/30 ~ EUR 725,000 892,308
Cameroon - 0.5%
Golar LNG Ltd.
due 10/02/30 # ~ $ 1,225,000 1,214,643
Chile - 0.8%
ATP Tower Holdings/Andean Telecom Partners
Chile SpA/Andean Tower Partners C
7.875% due 02/03/30 ~ 2,025,000 2,089,168
Colombia - 1.3%
Grupo Nutresa SA
8.000% due 05/12/30 ~ 3,175,000 3,404,394
Congo - 1.1%
Ivanhoe Mines Ltd.
7.875% due 01/23/30 ~ 2,625,000 2,713,088
Czech Republic - 2.1%
Czechoslovak Group AS
6.500% due 01/10/31 ~ 2,700,000 2,790,838
Energo - Pro as
8.000% due 05/27/30 ~ EUR 2,050,000 2,553,948
5,344,786
a
Principal
Amount Value
El Salvador - 0.3%
Comision Ejecutiva Hidroelectrica del Rio
Lempa
8.650% due 01/24/33 ~ † $ 800,000 $ 837,520
Ghana - 0.6%
Kosmos Energy Ltd.
7.500% due 03/01/28 ~ 1,675,000 1,465,147
Guatemala - 0.4%
Energuate Trust 2 0
6.350% due 09/15/35 ~ † 1,075,000 1,083,075
Hong Kong - 0.8%
NWD Finance BVI Ltd.
4.125% due 03/10/28 ~ 1,050,000 395,981
NWD MTN Ltd.
4.125% due 07/18/29 ~ 1,600,000 1,080,446
4.500% due 05/19/30 ~ 400,000 264,025
8.625% due 02/08/28 ~ 400,000 334,777
2,075,229
India - 1.2%
Vedanta Resources Finance II PLC
9.475% due 07/24/30 ~ 1,725,000 1,742,940
10.875% due 09/17/29 ~ † 1,275,000 1,337,736
3,080,676
Israel - 2.4%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ 1,475,000 1,451,151
8.500% due 09/30/33 ~ † 1,705,000 1,801,536
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 475,000 479,156
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 2,375,000 2,387,148
6,118,991
Jamaica - 1.5%
Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/32 ~ 2,550,000 2,623,614
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 1,325,000 1,357,628
3,981,242
Kazakhstan - 0.3%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ 750,000 746,115
Mauritius - 0.4%
Axian Telecom Holding & Management PLC
7.250% due 07/11/30 ~ † 1,050,000 1,077,048
Mexico - 6.4%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico
5.125% due 01/18/33 ~ 900,000 884,452
7.625% due 02/11/35 ~ 2,425,000 2,557,162
Braskem Idesa SAPI
6.990% due 02/20/32 ~ 200,000 118,884
7.450% due 11/15/29 ~ 1,025,000 627,093
Cemex SAB de CV
7.200% due 06/10/30 ~ 1,500,000 1,570,125

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Comision Federal de Electricidad
5.000% due 09/29/36 ~ $ 796,787 $ 728,976
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 1,782,913 1,906,647
Petroleos Mexicanos
5.950% due 01/28/31 † 800,000 775,388
6.490% due 01/23/27  1,400,000 1,415,224
6.500% due 03/13/27  1,175,000 1,190,475
6.700% due 02/16/32  75,000 74,372
6.840% due 01/23/30  2,100,000 2,137,355
Saavi Energia SARL
8.875% due 02/10/35 ~ 2,350,000 2,532,008
16,518,161
Multi-National - 3.1%
Africa Finance Corp.
7.500% due 01/21/30 ~ 1,725,000 1,718,102
Banque Ouest Africaine de Developpement
5.000% due 07/27/27 ~ 1,275,000 1,279,667
European Bank for Reconstruction &
Development
6.750% due 01/13/32  INR 69,700,000 785,610
Inter-American Development Bank
7.000% due 01/25/29  55,000,000 626,106
7.000% due 04/17/33  234,000,000 2,670,127
International Bank for Reconstruction &
Development
6.500% due 04/17/30  67,400,000 752,282
6.750% due 09/08/27  15,000,000 169,974
8,001,868
Netherlands - 1.1%
Veon Midco BV
3.375% due 11/25/27 ~ $ 2,950,000 2,771,953
Nigeria - 2.4%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 1,825,000 2,204,957
IHS Holding Ltd.
7.875% due 05/29/30 ~ $ 2,125,000 2,200,335
8.250% due 11/29/31 ~ 200,000 210,846
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 1,649,941 1,656,237
6,272,375
Saudi Arabia - 2.0%
Gaci First Investment Co.
5.625% due 07/29/34 ~ 2,575,000 2,722,816
Saudi Arabian Oil Co.
5.375% due 06/02/35 ~ 2,250,000 2,328,736
5,051,552
Serbia - 0.5%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ 400,000 406,981
7.000% due 10/28/29 ~ † 900,000 915,707
1,322,688
Singapore - 0.7%
Puma International Financing SA
7.750% due 04/25/29 ~ 1,825,000 1,892,233
a
Principal
Amount Value
South Africa - 1.0%
Transnet
8.250% due 02/06/28 ~ $ 2,450,000 $ 2,588,737
Tanzania - 0.6%
HTA Group Ltd.
7.500% due 06/04/29 ~ † 1,425,000 1,482,007
Turkey - 2.0%
Aydem Yenilenebilir Enerji AS
9.875% due 09/30/30 ~ 825,000 811,472
GDZ Elektrik Dagitim AS
9.000% due 10/15/29 ~ 875,000 856,817
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ 1,600,000 1,648,983
WE Soda Investments Holding PLC
9.500% due 10/06/28 ~ 2,000,000 1,942,607
5,259,879
United Arab Emirates - 1.2%
DP World Salaam
6.000% due 10/01/25 ~ 1,075,000 1,077,003
Emirates Reit Sukuk III Ltd.
7.500% due 12/12/28 ~ § 600,000 610,837
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 1,468,299 1,336,595
3,024,435
United Kingdom - 0.8%
Standard Chartered PLC
7.625% due 01/16/32 ~ 1,925,000 2,039,588
Uzbekistan - 0.9%
Uzbekneftegaz JSC
8.750% due 05/07/30 ~ 2,125,000 2,275,094
Venezuela - 0.4%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ 1,007,000 164,141
6.000% due 11/15/26 * ~ ∂ 2,725,000 444,175
9.750% due 05/17/35 * ~ ∂ 1,958,498 357,426
12.750% * ~ ∂ 802,000 148,370
1,114,112
Total Corporate Bonds & Notes
    (Cost $111,198,645) 113,569,879
CONVERTIBLE CORPORATE BONDS & NOTES - 0.7%
Ghana - 0.1%
Kosmos Energy Ltd.
3.125% due 03/15/30  225,000 140,175
South Africa - 0.6%
Sasol Financing USA LLC
4.500% due 11/08/27 ~ 1,800,000 1,725,300
Total Convertible Corporate Bonds & Notes
    (Cost $1,811,655) 1,865,475

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
FOREIGN GOVERNMENT BONDS & NOTES - 51.0%
Angola - 1.1%
Angola Government
8.000% due 11/26/29 ~ $ 2,600,000 $ 2,539,665
8.250% due 05/09/28 ~ 225,000 226,612
2,766,277
Argentina - 1.2%
Argentine Republic Government
4.125% due 07/09/35 § 3,550,000 1,861,975
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ 2,066,400 1,211,427
3,073,402
Bahamas - 0.8%
Bahamas Government
8.250% due 06/24/36 ~ † 1,825,000 1,973,847
Benin - 0.5%
Benin Government
7.960% due 02/13/38 ~ 1,175,000 1,204,449
Brazil - 3.9%
Brazil Government
5.500% due 11/06/30  2,350,000 2,400,525
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 42,995,000 7,735,066
10,135,591
Colombia - 3.5%
Colombia Government
5.000% due 09/19/32  EUR 1,225,000 1,422,158
5.625% due 02/19/36  1,075,000 1,230,541
Colombia TES
12.750% due 11/28/40  COP 4,885,000,000 1,305,599
13.250% due 02/09/33  18,570,000,000 5,126,125
9,084,423
Dominican Republic - 0.8%
Dominican Republic
4.500% due 01/30/30 ~ $ 875,000 859,338
4.875% due 09/23/32 ~ 900,000 862,020
7.050% due 02/03/31 ~ 450,000 486,022
2,207,380
Ecuador - 1.1%
Ecuador Government
2.305% due 07/31/30 ~ 600,000 461,250
6.900% due 07/31/30 ~ 1,675,000 1,488,657
6.900% due 07/31/35 ~ 1,134,220 849,247
2,799,154
Egypt - 4.8%
Egypt Government
7.053% due 01/15/32 ~ 1,325,000 1,280,294
7.625% due 05/29/32 ~ 1,050,000 1,037,467
24.458% due 10/01/27  EGP 45,300,000 961,744
25.318% due 08/13/27  57,900,000 1,239,158
Egypt Taskeek Co.
due 10/07/32 # $ 825,000 825,000
Egypt Treasury Bills
27.307% due 10/07/25  EGP 30,000,000 627,251
28.083% due 12/16/25  206,000,000 4,083,831
a
Principal
Amount Value
28.525% due 11/18/25  EGP 113,300,000 $ 2,291,089
12,345,834
Gabon - 0.2%
Gabon Government
6.625% due 02/06/31 ~ $ 700,000 565,563
Ghana - 1.7%
Ghana Government
3.759% due 01/03/30 ~ 2,112,339 1,814,432
5.000% due 07/03/29 ~ § † 2,050,000 2,000,931
5.342% due 01/03/30 ~ 600,080 515,450
4,330,813
Guatemala - 0.4%
Guatemala Government
7.050% due 10/04/32 ~ † 900,000 989,791
Hungary - 3.2%
Hungary Government
4.500% due 03/23/28  HUF 1,342,000,000 3,873,062
6.000% due 09/26/35 ~ $ 2,175,000 2,279,468
7.000% due 10/24/35  HUF 670,000,000 2,037,107
8,189,637
Israel - 0.6%
Israel Government
5.750% due 03/12/54  $ 1,600,000 1,516,709
Ivory Coast - 1.8%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 2,211,000 2,482,529
5.875% due 10/17/31 ~ 475,000 556,427
8.075% due 04/01/36 ~ $ 1,650,000 1,712,931
4,751,887
Lebanon - 0.1%
Lebanon Government
7.000% due 03/20/28 * ~ ∂ 825,000 187,300
Malaysia - 1.9%
Malaysia Government
3.336% due 05/15/30  MYR 14,375,000 3,432,161
3.828% due 07/05/34  6,425,000 1,568,901
5,001,062
Mexico - 5.2%
Eagle Funding Luxco SARL
5.500% due 08/17/30 ~ $ 2,525,000 2,564,920
Mexican Bonos
7.750% due 11/13/42  MXN 64,700,000 3,077,020
8.500% due 11/18/38  73,400,000 3,855,600
Mexico Government
5.375% due 03/22/33  $ 2,275,000 2,276,138
5.625% due 09/22/35  1,600,000 1,594,496
13,368,174
Morocco - 1.3%
Kingdom of Morocco
4.750% due 04/02/35 ~ EUR 2,875,000 3,487,952
Nigeria - 1.2%
Nigeria Government
6.125% due 09/28/28 ~ $ 1,700,000 1,672,446

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.143% due 02/23/30 ~ $ 1,350,000 $ 1,336,415
3,008,861
Pakistan - 1.0%
Pakistan Government
6.875% due 12/05/27 ~ 700,000 702,554
7.375% due 04/08/31 ~ 1,975,000 1,939,842
2,642,396
Peru - 3.3%
Peru Government
5.400% due 08/12/34  PEN 11,695,000 3,263,276
6.850% due 08/12/35 ~ 12,290,000 3,739,741
6.900% due 08/12/37 ~ 5,230,000 1,574,464
8,577,481
Poland - 1.5%
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 15,710,468 3,874,741
Romania - 1.2%
Romania Government
5.125% due 09/24/31 ~ EUR 600,000 705,038
6.375% due 09/18/33 ~ 1,550,000 1,914,626
6.750% due 07/11/39 ~ 475,000 570,723
3,190,387
Senegal - 0.8%
Senegal Government
4.750% due 03/13/28 ~ 1,650,000 1,688,256
6.750% due 03/13/48 ~ $ 700,000 438,761
2,127,017
South Africa - 3.8%
Republic of South Africa Government
5.750% due 09/30/49  450,000 361,155
7.950% due 11/19/54 ~ 450,000 458,324
8.750% due 01/31/44  ZAR 115,800,000 5,839,979
8.750% due 02/28/48  65,677,000 3,286,380
9,945,838
Turkey - 0.9%
Turkiye Government
30.000% due 09/12/29  TRY 102,100,000 2,268,589
Ukraine - 0.7%
Ukraine Government
4.500% due 02/01/34 ~ ∂ § $ 3,164,451 1,785,280
Uzbekistan - 1.4%
National Bank of Uzbekistan
7.200% due 07/17/30 ~ 875,000 900,623
8.500% due 07/05/29 ~ 1,025,000 1,102,305
Republic of Uzbekistan
6.900% due 02/28/32 ~ 1,450,000 1,562,279
3,565,207
Venezuela - 0.4%
Venezuela Government
8.250% * ~ ∂ 1,259,900 260,295
9.000% * ~ ∂ 816,000 170,422
11.750% due 10/21/26 * ~ ∂ 1,624,400 392,455
12.750% * ~ ∂ 1,149,000 271,853
1,095,025
a
Principal
Amount Value
Zambia - 0.7%
Zambia Government
0.500% due 12/31/53 ~ $ 2,532,073 $ 1,715,021
Total Foreign Government Bonds & Notes
    (Cost $126,530,992) 131,775,088
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 95.7%
    (Cost $239,541,292) 247,210,442
Shares
SECURITIES LENDING COLLATERAL - 3.9%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity
Funds 3.990
%
2,348,401 2,348,401
Principal
Amount
Repurchase Agreements - 3.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$3,990,097; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.840% - 7.000% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $4,069,899) $ 3,989,630 3,989,630
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$3,634,842; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $3,704,020) 3,628,929 3,628,929
7,618,559
Total Securities Lending Collateral
(Cost $9,966,960) 9,966,960
a
TOTAL INVESTMENTS - 99.6%
(Cost $249,508,252) 257,177,402
DERIVATIVES - 0.0% (118,161)
OTHER ASSETS & LIABILITIES, NET - 0.4% 1,227,519
NET ASSETS - 100.0% $ 258,286,760

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $4,181,717 or 1.6% of the Fund’s net assets were in default.
(b) As of September 30, 2025, open futures contracts outstanding were as follows:
(c) As of September 30, 2025, forward foreign currency contracts outstanding were as follows:
(d) As of September 30, 2025, swap agreements outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 12/25 116 $ 13,203,813 $ 13,050,000 ( $ 153,813 )
Short Futures Outstanding
Eurex 5 Year Euro BOBL 12/25 80 11,061,303 11,065,193 (3,890)
Total Futures Contracts ( $ 157,703 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CZK 217,692,243 USD 10,536,002 10/25 GSC $ – ( $ 30,100 )
EUR 1,544,622 USD 1,829,569 10/25 CIT – (14,445)
EUR 5,137,845 USD 6,042,429 10/25 HSB – (727)
HUF 2,446,153,095 USD 7,332,275 10/25 HSB 19,001 –
KRW 7,185,100,000 USD 5,174,479 10/25 JPM – (51,760)
MXN 113,390,447 USD 6,131,462 10/25 JPM 41,858 –
PLN 5,025,000 USD 1,383,604 10/25 HSB – (1,602)
TRY 426,482,939 USD 10,002,414 10/25 CIT 22,965 –
TWD 111,580,522 USD 3,697,658 10/25 HSB – (28,728)
USD 4,052,581 COP 15,670,100,000 10/25 CIT 69,552 –
USD 9,168,412 EUR 7,767,597 10/25 CIT 36,423 –
USD 18,501,868 EUR 15,775,810 10/25 JPM – (36,675)
USD 5,132,214 KRW 7,185,100,000 10/25 HSB 9,495 –
USD 8,386,759 PEN 29,383,848 10/25 CIT – (70,208)
ZAR 45,590,642 USD 2,629,018 10/25 HSB 5,768 –
Total Forward Foreign Currency Contracts $ 205,062 ( $ 234,245 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
09/30/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/26 GSC 0.125% $ 3,600,000 ( $ 38,843 ) ( $ 47,998 ) $ 9,155
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/26 GSC 0.137% 3,700,000 (39,377) (49,331) 9,954
Bank of China Ltd. Q 1.000% 12/20/26 GSC 0.174% 4,100,000 (41,769) (54,665) 12,896
China Development Bank Q 1.000% 12/20/26 GSC 0.179% 3,650,000 (36,968) (48,665) 11,697
( $ 156,957 ) ( $ 200,659 ) $ 43,702

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.EM.S44 Q 1.000% 12/20/30 ICE $ 5,190,000 $ 112,433 $ 118,150 ( $ 5,717 )
CDX.NA.HY.S45 Q 5.000% 12/20/30 ICE 19,225,000 (1,508,807) (1,462,061) (46,746)
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 ICE EUR 6,963,235 (879,971) (846,025) (33,946)
( $ 2,276,345 ) ( $ 2,189,936 ) ( $ 86,409 )
Total Credit Default Swaps ( $ 2,433,302 ) ( $ 2,390,595 ) ( $ 42,707 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 ( $ 444,572 ) $ – ( $ 444,572 )
2.305% 3 Month KRW COD Q/Q LCH 09/17/27 KRW 50,000,000,000 (130,055) (37,365) (92,690)
3.720% 3 Month CZK PRIBOR A/S LCH 12/17/30 CZK 333,000,000 (179,393) – (179,393)
3.739% 1 Day ILS SHIRON A/A LCH 12/17/30 ILS 39,200,000 (36,107) – (36,107)
( $ 790,127 ) ( $ 37,365 ) ( $ 752,762 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 $ 435,859 $ – $ 435,859
a –
Total Interest Rate Swaps ( $ 354,268 ) ( $ 37,365 ) ( $ 316,903 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.750% Q JPM 11/18/25 $ 984,722 $ 118,848 $ – $ 118,848
Nigeria OMO Bills SOFR + 0.750% Q JPM 11/25/25 803,837 65,849 – 65,849
Egypt Treasury Bills SOFR + 0.600% Q JPM 12/18/25 166,818 31,139 – 31,139

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.750% Q JPM 01/06/26 $ 392,145 $ 45,801 $ – $ 45,801
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Q CIT 12/18/27 725,732 166,698 – 166,698
$ 428,335 $ – $ 428,335
Total Swap Agreements ( $ 2,359,235 ) ( $ 2,427,960 ) $ 68,725

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.5%
Basic Materials - 2.6%
spacing
Linde PLC 21,212 $ 10,075,700
RPM International, Inc. 17,342 2,044,275
Sherwin-Williams Co. 19,846 6,871,876
18,991,851
Communications - 1.0%
spacing
T-Mobile U.S., Inc. 32,020 7,664,948
Consumer, Cyclical - 8.7%
spacing
Costco Wholesale Corp. 4,212 3,898,754
Hilton Worldwide Holdings, Inc. 34,624 8,982,851
Home Depot, Inc. 26,464 10,722,948
Marriott International, Inc. Class A  7,573 1,972,312
McDonald's Corp. 25,131 7,637,060
NIKE, Inc. Class B  39,236 2,735,926
Ross Stores, Inc. 60,141 9,164,887
Tractor Supply Co. 41,038 2,333,831
Walmart, Inc. 124,888 12,870,957
Yum! Brands, Inc. 26,143 3,973,736
64,293,262
Consumer, Non-Cyclical - 18.2%
spacing
AbbVie, Inc. 39,919 9,242,845
AstraZeneca PLC ADR (United Kingdom)  95,613 7,335,429
Automatic Data Processing, Inc. 14,813 4,347,615
Avery Dennison Corp. 21,298 3,453,897
Becton Dickinson & Co. 17,857 3,342,295
Booz Allen Hamilton Holding Corp. 8,600 859,570
Cigna Group 8,899 2,565,137
Coca-Cola Co. 133,253 8,837,339
Colgate-Palmolive Co. 84,319 6,740,461
Danaher Corp. 32,364 6,416,487
Elevance Health, Inc. 7,603 2,456,681
Eli Lilly & Co. 12,501 9,538,263
GE HealthCare Technologies, Inc. 40,235 3,021,648
Gilead Sciences, Inc. 40,540 4,499,940
Kenvue, Inc. 283,545 4,601,935
McKesson Corp. 11,942 9,225,673
Mondelez International, Inc. Class A  95,550 5,969,008
Philip Morris International, Inc. 46,106 7,478,393
Quest Diagnostics, Inc. 30,600 5,831,748
S&P Global, Inc. 9,746 4,743,476
Stryker Corp. 21,531 7,959,365
Thermo Fisher Scientific, Inc. 16,839 8,167,252
UnitedHealth Group, Inc. 20,982 7,245,085
133,879,542
Energy - 4.3%
spacing
ConocoPhillips 70,653 6,683,067
EOG Resources, Inc. 35,382 3,967,030
EQT Corp. 60,058 3,268,957
Exxon Mobil Corp. 86,150 9,713,413
Schlumberger NV 107,201 3,684,498
Williams Cos., Inc. 63,269 4,008,091
31,325,056
Financial - 21.4%
spacing
American Express Co. 33,785 11,222,026
American Tower Corp. REIT 30,133 5,795,179
Aon PLC Class A  6,402 2,282,825
a Shares Value
Bank of America Corp. 249,758 $ 12,885,015
Charles Schwab Corp. 108,664 10,374,152
Chubb Ltd. 47,256 13,338,006
CME Group, Inc. 12,000 3,242,280
Equity Residential REIT 108,136 6,999,643
Goldman Sachs Group, Inc. 6,643 5,290,153
Hartford Insurance Group, Inc. 38,238 5,100,567
JPMorgan Chase & Co. 75,287 23,747,778
Marsh & McLennan Cos., Inc. 55,172 11,118,813
MetLife, Inc. 20,200 1,663,874
Morgan Stanley 67,149 10,674,005
Progressive Corp. 29,901 7,384,052
Visa, Inc. Class A  59,516 20,317,572
Wells Fargo & Co. 72,394 6,068,065
157,504,005
Industrial - 15.5%
spacing
Amphenol Corp. Class A  90,699 11,224,001
Caterpillar, Inc. 8,600 4,103,490
CSX Corp. 126,506 4,492,228
Deere & Co. 15,913 7,276,378
GE Vernova, Inc. 3,798 2,335,390
General Electric Co. 56,905 17,118,162
Honeywell International, Inc. 30,625 6,446,563
Howmet Aerospace, Inc. 48,259 9,469,864
Illinois Tool Works, Inc. 8,447 2,202,640
Northrop Grumman Corp. 14,541 8,860,122
Old Dominion Freight Line, Inc. 25,676 3,614,667
Rockwell Automation, Inc. 11,902 4,160,106
Schneider Electric SE 19,946 5,614,246
Stanley Black & Decker, Inc. 20,462 1,520,940
TE Connectivity PLC (Switzerland)  30,837 6,769,647
Trane Technologies PLC 12,394 5,229,772
Union Pacific Corp. 29,326 6,931,787
Waste Connections, Inc. 39,806 6,997,895
114,367,898
Technology - 23.4%
spacing
Accenture PLC Class A (Ireland)  15,485 3,818,601
Analog Devices, Inc. 36,628 8,999,500
Apple, Inc. 142,636 36,319,405
Applied Materials, Inc. 21,813 4,465,994
Broadcom, Inc. 67,568 22,291,359
Broadridge Financial Solutions, Inc. 35,141 8,369,532
Intuit, Inc. 5,800 3,960,878
KLA Corp. 9,662 10,421,433
Microsoft Corp. 99,535 51,554,153
QUALCOMM, Inc. 22,485 3,740,605
Roper Technologies, Inc. 15,140 7,550,166
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  20,500 5,725,445
Texas Instruments, Inc. 26,520 4,872,519
172,089,590
Utilities - 3.4%
spacing
Ameren Corp. 82,252 8,585,464
Atmos Energy Corp. 35,388 6,042,501
CMS Energy Corp. 75,164 5,506,514
NextEra Energy, Inc. 65,830 4,969,507
25,103,986
Total Common Stocks
    (Cost $487,875,806) 725,220,138

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Value
TOTAL INVESTMENTS - 98.5%
(Cost $487,875,806) $ 725,220,138
OTHER ASSETS & LIABILITIES, NET - 1.5% 11,337,748
NET ASSETS - 100.0% $ 736,557,886

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.3%
Basic Materials - 1.4%
spacing
Air Products & Chemicals, Inc. 22,807 $ 6,219,925
Albemarle Corp. † 11,781 955,204
CF Industries Holdings, Inc. 17,686 1,586,434
Dow, Inc. 70,257 1,610,993
DuPont de Nemours, Inc. 41,848 3,259,959
Eastman Chemical Co. 11,194 705,782
Ecolab, Inc. 25,311 6,931,670
Freeport-McMoRan, Inc. 144,023 5,648,582
International Flavors & Fragrances, Inc. 25,626 1,577,024
International Paper Co. 52,483 2,435,211
Linde PLC 47,438 22,533,050
LyondellBasell Industries NV Class A  26,068 1,278,375
Mosaic Co. 31,939 1,107,645
Newmont Corp. 111,125 9,368,949
Nucor Corp. 23,616 3,198,315
PPG Industries, Inc. 23,385 2,457,997
Sherwin-Williams Co. 23,262 8,054,700
Steel Dynamics, Inc. 14,384 2,005,561
80,935,376
Communications - 16.5%
spacing
Airbnb, Inc. Class A * 44,180 5,364,336
Alphabet, Inc. Class A  588,480 143,059,488
Alphabet, Inc. Class C  472,423 115,058,622
Amazon.com, Inc. * 981,819 215,577,998
AppLovin Corp. Class A * 27,388 19,679,374
Arista Networks, Inc. * 105,183 15,326,215
AT&T, Inc. 723,373 20,428,054
Booking Holdings, Inc. 3,279 17,704,206
CDW Corp. 13,389 2,132,600
Charter Communications, Inc. Class A * 9,729 2,676,497
Cisco Systems, Inc. 402,303 27,525,571
Comcast Corp. Class A  372,569 11,706,118
Corning, Inc. 77,194 6,332,224
DoorDash, Inc. Class A * 37,449 10,185,753
eBay, Inc. 46,233 4,204,891
Expedia Group, Inc. 11,735 2,508,356
F5, Inc. * 5,648 1,825,377
FactSet Research Systems, Inc. 3,813 1,092,386
Fox Corp. Class A  22,517 1,419,922
Fox Corp. Class B  14,065 805,784
Gen Digital, Inc. 54,293 1,541,378
GoDaddy, Inc. Class A * 14,130 1,933,408
Interpublic Group of Cos., Inc. 36,313 1,013,496
Match Group, Inc. 25,698 907,653
Meta Platforms, Inc. Class A  219,424 161,140,597
Motorola Solutions, Inc. 16,723 7,647,261
Netflix, Inc. * 42,988 51,539,173
News Corp. Class A  37,921 1,164,554
News Corp. Class B † 11,270 389,378
Omnicom Group, Inc. † 19,611 1,598,885
Palo Alto Networks, Inc. * 67,138 13,670,640
Paramount Skydance Corp. Class B † 21,906 414,462
Robinhood Markets, Inc. Class A * 78,299 11,210,851
T-Mobile U.S., Inc. 48,445 11,596,764
Trade Desk, Inc. Class A * 45,511 2,230,494
Uber Technologies, Inc. * 210,765 20,648,647
VeriSign, Inc. 8,413 2,352,022
Verizon Communications, Inc. 425,227 18,688,727
Walt Disney Co. 182,607 20,908,501
a Shares Value
Warner Bros Discovery, Inc. * 250,463 $ 4,891,542
960,102,205
Consumer, Cyclical - 8.3%
spacing
Aptiv PLC * (Jersey)  23,414 2,018,755
AutoZone, Inc. * 1,704 7,310,569
Best Buy Co., Inc. 19,676 1,487,899
CarMax, Inc. * 15,645 701,991
Carnival Corp. * 108,957 3,149,947
Chipotle Mexican Grill, Inc. * 137,640 5,394,112
Copart, Inc. * 87,775 3,947,242
Costco Wholesale Corp. 44,865 41,528,390
Cummins, Inc. 13,737 5,802,097
Darden Restaurants, Inc. 11,874 2,260,335
Deckers Outdoor Corp. * 15,282 1,549,136
Delta Air Lines, Inc. 67,423 3,826,255
Dollar General Corp. 22,041 2,277,937
Dollar Tree, Inc. * 20,252 1,911,181
Domino's Pizza, Inc. 3,119 1,346,504
DR Horton, Inc. 28,049 4,753,464
Fastenal Co. 114,798 5,629,694
Ford Motor Co. 391,357 4,680,630
General Motors Co. 96,318 5,872,509
Genuine Parts Co. 13,965 1,935,549
Hasbro, Inc. 12,725 965,191
Hilton Worldwide Holdings, Inc. 24,098 6,251,985
Home Depot, Inc. 101,007 40,927,026
Las Vegas Sands Corp. 31,249 1,680,884
Lennar Corp. Class A  23,135 2,915,935
Live Nation Entertainment, Inc. * 16,138 2,636,949
LKQ Corp. 25,147 767,989
Lowe's Cos., Inc. 56,510 14,201,528
Lululemon Athletica, Inc. * 11,132 1,980,717
Marriott International, Inc. Class A  22,887 5,960,690
McDonald's Corp. 72,387 21,997,686
MGM Resorts International * 21,655 750,562
NIKE, Inc. Class B  118,460 8,260,216
Norwegian Cruise Line Holdings Ltd. * 43,038 1,060,026
NVR, Inc. * 288 2,313,982
O'Reilly Automotive, Inc. * 85,467 9,214,197
PACCAR, Inc. 52,545 5,166,225
Pool Corp. 3,314 1,027,572
PulteGroup, Inc. 20,801 2,748,436
Ralph Lauren Corp. 4,015 1,258,943
Ross Stores, Inc. 33,436 5,095,312
Royal Caribbean Cruises Ltd. 25,396 8,217,638
Southwest Airlines Co. 53,131 1,695,410
Starbucks Corp. 115,242 9,749,473
Tapestry, Inc. 21,914 2,481,103
Target Corp. 46,775 4,195,718
Tesla, Inc. * 283,885 126,249,337
TJX Cos., Inc. 113,552 16,412,806
TKO Group Holdings, Inc. 6,672 1,347,477
Tractor Supply Co. 54,060 3,074,392
Ulta Beauty, Inc. * 4,457 2,436,865
United Airlines Holdings, Inc. * 32,961 3,180,737
Walmart, Inc. 444,039 45,762,659
Williams-Sonoma, Inc. 12,334 2,410,680
WW Grainger, Inc. 4,454 4,244,484
Wynn Resorts Ltd. 9,073 1,163,794
Yum! Brands, Inc. 28,183 4,283,816
481,472,636

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Consumer, Non-Cyclical - 13.4%
spacing
Abbott Laboratories 176,809 $ 23,681,797
AbbVie, Inc. 178,715 41,379,671
Agilent Technologies, Inc. 29,481 3,783,886
Align Technology, Inc. * 7,038 881,298
Altria Group, Inc. 170,628 11,271,686
Amgen, Inc. 54,296 15,322,331
Archer-Daniels-Midland Co. 47,927 2,863,159
Automatic Data Processing, Inc. 41,356 12,137,986
Avery Dennison Corp. 8,071 1,308,874
Baxter International, Inc. 51,138 1,164,412
Becton Dickinson & Co. 28,972 5,422,689
Bio-Techne Corp. 15,581 866,771
Biogen, Inc. * 14,600 2,045,168
Block, Inc. * 56,414 4,077,040
Boston Scientific Corp. * 150,614 14,704,445
Bristol-Myers Squibb Co. 205,988 9,290,059
Brown-Forman Corp. Class B † 21,069 570,549
Bunge Global SA 13,589 1,104,106
Campbell's Co. † 19,387 612,241
Cardinal Health, Inc. 24,442 3,836,416
Cencora, Inc. 19,614 6,129,963
Centene Corp. * 50,061 1,786,176
Charles River Laboratories International, Inc. * 4,826 755,076
Church & Dwight Co., Inc. 24,539 2,150,353
Cigna Group 26,899 7,753,637
Cintas Corp. 35,042 7,192,721
Clorox Co. 12,415 1,530,770
Coca-Cola Co. 393,651 26,106,934
Colgate-Palmolive Co. 81,901 6,547,166
Conagra Brands, Inc. 48,018 879,210
Constellation Brands, Inc. Class A  14,435 1,943,961
Cooper Cos., Inc. * 19,959 1,368,389
Corpay, Inc. * 6,960 2,004,898
Corteva, Inc. 69,387 4,692,643
CVS Health Corp. 126,093 9,506,151
Danaher Corp. 64,647 12,816,914
DaVita, Inc. * 3,310 439,800
Dexcom, Inc. * 40,255 2,708,759
Edwards Lifesciences Corp. * 60,261 4,686,498
Elevance Health, Inc. 23,244 7,510,601
Eli Lilly & Co. 79,940 60,994,220
Equifax, Inc. 12,403 3,181,742
Estee Lauder Cos., Inc. Class A  23,357 2,058,219
GE HealthCare Technologies, Inc. 45,795 3,439,205
General Mills, Inc. 55,793 2,813,083
Gilead Sciences, Inc. 126,104 13,997,544
Global Payments, Inc. 25,503 2,118,789
HCA Healthcare, Inc. 16,571 7,062,560
Henry Schein, Inc. * 12,094 802,679
Hershey Co. 14,802 2,768,714
Hologic, Inc. * 23,282 1,571,302
Hormel Foods Corp. 27,897 690,172
Humana, Inc. 12,068 3,139,732
IDEXX Laboratories, Inc. * 8,250 5,270,842
Incyte Corp. * 15,667 1,328,718
Insulet Corp. * 7,028 2,169,754
Intuitive Surgical, Inc. * 36,424 16,289,906
IQVIA Holdings, Inc. * 17,359 3,297,168
J.M. Smucker Co. 11,158 1,211,759
Johnson & Johnson 244,515 45,337,971
Kellanova 26,891 2,205,600
Kenvue, Inc. 191,967 3,115,624
a Shares Value
Keurig Dr. Pepper, Inc. 136,217 $ 3,474,896
Kimberly-Clark Corp. 33,604 4,178,321
Kraft Heinz Co. 88,413 2,302,275
Kroger Co. 61,535 4,148,074
Labcorp Holdings, Inc. 8,416 2,415,897
Lamb Weston Holdings, Inc. 14,401 836,410
McCormick & Co., Inc. 25,261 1,690,214
McKesson Corp. 12,724 9,829,799
Medtronic PLC 130,244 12,404,439
Merck & Co., Inc. 252,690 21,208,272
Moderna, Inc. * 33,145 856,135
Molina Healthcare, Inc. * 5,776 1,105,295
Molson Coors Beverage Co. Class B  17,610 796,852
Mondelez International, Inc. Class A  130,903 8,177,510
Monster Beverage Corp. * 70,693 4,758,346
Moody's Corp. 15,701 7,481,212
PayPal Holdings, Inc. * 96,651 6,481,416
PepsiCo, Inc. 138,607 19,465,967
Pfizer, Inc. 574,002 14,625,571
Philip Morris International, Inc. 158,180 25,656,796
Procter & Gamble Co. 236,967 36,409,980
Quanta Services, Inc. 14,768 6,120,155
Quest Diagnostics, Inc. 11,158 2,126,492
Regeneron Pharmaceuticals, Inc. 10,306 5,794,755
ResMed, Inc. 14,728 4,031,495
Revvity, Inc. † 12,363 1,083,617
Rollins, Inc. 28,156 1,653,883
S&P Global, Inc. 31,608 15,383,930
Solventum Corp. * 13,402 978,346
STERIS PLC 9,885 2,445,944
Stryker Corp. 34,766 12,851,947
Sysco Corp. 49,291 4,058,621
Thermo Fisher Scientific, Inc. 38,201 18,528,249
Tyson Foods, Inc. Class A  28,649 1,555,641
United Rentals, Inc. 6,509 6,213,882
UnitedHealth Group, Inc. 91,623 31,637,422
Universal Health Services, Inc. Class B  5,740 1,173,486
Verisk Analytics, Inc. 14,276 3,590,557
Vertex Pharmaceuticals, Inc. * 26,058 10,205,355
Viatris, Inc. 119,632 1,184,357
Waters Corp. * 5,950 1,783,870
West Pharmaceutical Services, Inc. 7,271 1,907,401
Zimmer Biomet Holdings, Inc. 20,270 1,996,595
Zoetis, Inc. 45,427 6,646,879
780,957,063
Energy - 2.9%
spacing
APA Corp. 36,196 878,839
Baker Hughes Co. 99,576 4,851,343
Chevron Corp. 193,448 30,040,540
ConocoPhillips 126,350 11,951,446
Coterra Energy, Inc. 74,101 1,752,489
Devon Energy Corp. 66,811 2,342,394
Diamondback Energy, Inc. 18,779 2,687,275
EOG Resources, Inc. 55,236 6,193,060
EQT Corp. 59,542 3,240,871
Expand Energy Corp. 21,071 2,238,583
Exxon Mobil Corp. 431,294 48,628,398
First Solar, Inc. * 10,730 2,366,287
Halliburton Co. 88,490 2,176,854
Kinder Morgan, Inc. 193,547 5,479,315
Marathon Petroleum Corp. 30,756 5,927,911
Occidental Petroleum Corp. 72,008 3,402,378
ONEOK, Inc. 62,156 4,535,523

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Phillips 66 42,089 $ 5,724,946
Schlumberger NV 150,935 5,187,636
Targa Resources Corp. 21,959 3,679,011
Texas Pacific Land Corp. 1,889 1,763,646
Valero Energy Corp. 32,187 5,480,159
Williams Cos., Inc. 122,179 7,740,040
168,268,944
Financial - 14.2%
spacing
Aflac, Inc. 48,696 5,439,343
Alexandria Real Estate Equities, Inc. REIT 15,605 1,300,521
Allstate Corp. 26,466 5,680,927
American Express Co. 54,911 18,239,238
American International Group, Inc. 56,046 4,401,853
American Tower Corp. REIT 47,454 9,126,353
Ameriprise Financial, Inc. 9,853 4,840,286
Aon PLC Class A  21,727 7,747,414
Apollo Global Management, Inc. 44,832 5,974,761
Arch Capital Group Ltd. 37,542 3,406,186
Arthur J Gallagher & Co. 26,026 8,061,293
Assurant, Inc. 5,140 1,113,324
AvalonBay Communities, Inc. REIT 14,236 2,749,968
Bank of America Corp. 689,382 35,565,217
Bank of New York Mellon Corp. 72,005 7,845,665
Berkshire Hathaway, Inc. Class B * 185,511 93,263,800
Blackrock, Inc. 14,552 16,965,740
Blackstone, Inc. 74,374 12,706,798
Brown & Brown, Inc. 28,039 2,629,778
BXP, Inc. REIT 15,780 1,173,085
Camden Property Trust REIT 10,689 1,141,371
Capital One Financial Corp. 65,001 13,817,913
Cboe Global Markets, Inc. 10,488 2,572,182
CBRE Group, Inc. Class A * 30,192 4,757,051
Charles Schwab Corp. 172,398 16,458,837
Chubb Ltd. 37,642 10,624,454
Cincinnati Financial Corp. 15,661 2,476,004
Citigroup, Inc. 186,236 18,902,954
Citizens Financial Group, Inc. 45,372 2,411,975
CME Group, Inc. 36,622 9,894,898
Coinbase Global, Inc. Class A * 22,879 7,721,434
CoStar Group, Inc. * 42,800 3,611,036
Crown Castle, Inc. REIT 43,559 4,203,008
Digital Realty Trust, Inc. REIT 31,811 5,499,486
Equinix, Inc. REIT 9,941 7,786,189
Equity Residential REIT 34,198 2,213,636
Erie Indemnity Co. Class A  2,444 777,583
Essex Property Trust, Inc. REIT 6,436 1,722,660
Everest Group Ltd. 4,338 1,519,298
Extra Space Storage, Inc. REIT 21,243 2,993,988
Federal Realty Investment Trust REIT 8,476 858,704
Fifth Third Bancorp 67,839 3,022,227
Franklin Resources, Inc. 31,577 730,376
Globe Life, Inc. 9,020 1,289,589
Goldman Sachs Group, Inc. 30,625 24,388,219
Hartford Insurance Group, Inc. 28,051 3,741,723
Healthpeak Properties, Inc. REIT 70,544 1,350,918
Host Hotels & Resorts, Inc. REIT 70,409 1,198,361
Huntington Bancshares, Inc. 145,584 2,514,236
Interactive Brokers Group, Inc. Class A  44,275 3,046,563
Intercontinental Exchange, Inc. 58,416 9,841,928
Invesco Ltd. 41,595 954,189
Invitation Homes, Inc. REIT 57,105 1,674,890
Iron Mountain, Inc. REIT 29,403 2,997,342
JPMorgan Chase & Co. 278,181 87,746,633
a Shares Value
KeyCorp 93,578 $ 1,748,973
Kimco Realty Corp. REIT 67,570 1,476,404
KKR & Co., Inc. 68,863 8,948,747
Loews Corp. 18,263 1,833,423
M&T Bank Corp. 15,809 3,124,175
Marsh & McLennan Cos., Inc. 49,806 10,037,403
Mastercard, Inc. Class A  83,511 47,501,892
MetLife, Inc. 56,513 4,654,976
Mid-America Apartment Communities, Inc. REIT 11,715 1,636,937
Morgan Stanley 122,736 19,510,114
Nasdaq, Inc. 41,478 3,668,729
Northern Trust Corp. 20,211 2,720,401
PNC Financial Services Group, Inc. 39,843 8,005,654
Principal Financial Group, Inc. 21,356 1,770,626
Progressive Corp. 59,575 14,712,046
Prologis, Inc. REIT 94,217 10,789,731
Prudential Financial, Inc. 35,784 3,712,232
Public Storage REIT 15,789 4,560,653
Raymond James Financial, Inc. 18,614 3,212,776
Realty Income Corp. REIT 89,722 5,454,200
Regency Centers Corp. REIT 16,373 1,193,592
Regions Financial Corp. 91,727 2,418,841
SBA Communications Corp. REIT 10,772 2,082,766
Simon Property Group, Inc. REIT 30,719 5,765,035
State Street Corp. 28,415 3,296,424
Synchrony Financial 37,639 2,674,251
T. Rowe Price Group, Inc. 22,313 2,290,206
Travelers Cos., Inc. 22,847 6,379,339
Truist Financial Corp. 130,446 5,963,991
U.S. Bancorp 156,413 7,559,440
UDR, Inc. REIT 30,084 1,120,930
Ventas, Inc. REIT 46,277 3,238,927
VICI Properties, Inc. REIT 109,287 3,563,849
Visa, Inc. Class A  171,848 58,665,470
W.R. Berkley Corp. 30,134 2,308,867
Wells Fargo & Co. 324,078 27,164,218
Welltower, Inc. REIT 67,662 12,053,309
Weyerhaeuser Co. REIT 72,902 1,807,241
Willis Towers Watson PLC 10,180 3,516,681
826,836,874
Industrial - 7.4%
spacing
3M Co. 53,842 8,355,202
A.O. Smith Corp. 10,674 783,578
Allegion PLC 8,733 1,548,798
Amcor PLC 229,661 1,878,627
AMETEK, Inc. 23,208 4,363,104
Amphenol Corp. Class A  122,820 15,198,975
Axon Enterprise, Inc. * 7,436 5,336,371
Ball Corp. 30,428 1,534,180
Boeing Co. * 76,046 16,413,008
Builders FirstSource, Inc. * 11,673 1,415,351
Carrier Global Corp. 81,972 4,893,728
Caterpillar, Inc. 47,394 22,614,047
CH Robinson Worldwide, Inc. 11,756 1,556,494
CSX Corp. 188,601 6,697,221
Deere & Co. 25,637 11,722,775
Dover Corp. 13,778 2,298,584
Eaton Corp. PLC 39,384 14,739,462
EMCOR Group, Inc. 4,529 2,941,767
Emerson Electric Co. 57,583 7,553,738
Expeditors International of Washington, Inc. 14,146 1,734,158
FedEx Corp. 22,590 5,326,948
Fortive Corp. 35,116 1,720,333

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Garmin Ltd. 15,413 $ 3,794,989
GE Vernova, Inc. 27,540 16,934,346
Generac Holdings, Inc. * 6,029 1,009,255
General Dynamics Corp. 25,848 8,814,168
General Electric Co. 107,280 32,271,970
Honeywell International, Inc. 64,230 13,520,415
Howmet Aerospace, Inc. 40,911 8,027,966
Hubbell, Inc. 5,381 2,315,498
Huntington Ingalls Industries, Inc. 3,801 1,094,346
IDEX Corp. 7,588 1,235,023
Illinois Tool Works, Inc. 27,092 7,064,510
Ingersoll Rand, Inc. 36,590 3,023,066
Jabil, Inc. 11,371 2,469,440
Jacobs Solutions, Inc. 12,551 1,880,893
JB Hunt Transport Services, Inc. 8,076 1,083,557
Johnson Controls International PLC 66,958 7,362,032
Keysight Technologies, Inc. * 17,495 3,060,225
L3Harris Technologies, Inc. 19,015 5,807,371
Lennox International, Inc. 3,215 1,701,892
Lockheed Martin Corp. 20,784 10,375,581
Martin Marietta Materials, Inc. 6,126 3,861,095
Masco Corp. 21,876 1,539,852
Mettler-Toledo International, Inc. * 2,127 2,611,126
Mohawk Industries, Inc. * 6,001 773,649
Nordson Corp. 5,397 1,224,849
Norfolk Southern Corp. 22,663 6,808,192
Northrop Grumman Corp. 13,779 8,395,820
Old Dominion Freight Line, Inc. 18,902 2,661,024
Otis Worldwide Corp. 40,150 3,670,914
Packaging Corp. of America 8,937 1,947,640
Parker-Hannifin Corp. 12,901 9,780,893
Pentair PLC 16,589 1,837,398
Republic Services, Inc. 20,462 4,695,620
Rockwell Automation, Inc. 11,373 3,975,205
RTX Corp. 135,765 22,717,557
Smurfit WestRock PLC 49,455 2,105,299
Snap-on, Inc. 5,281 1,830,025
Stanley Black & Decker, Inc. 15,168 1,127,437
TE Connectivity PLC (Switzerland)  30,491 6,693,689
Teledyne Technologies, Inc. * 4,689 2,747,942
Textron, Inc. 18,780 1,586,722
Trane Technologies PLC 22,656 9,559,926
TransDigm Group, Inc. 5,624 7,412,544
Trimble, Inc. * 24,478 1,998,629
Union Pacific Corp. 59,995 14,181,018
United Parcel Service, Inc. Class B  73,423 6,133,023
Veralto Corp. 24,731 2,636,572
Vulcan Materials Co. 13,237 4,071,966
Waste Management, Inc. 37,204 8,215,759
Westinghouse Air Brake Technologies Corp. 17,576 3,523,461
Xylem, Inc. 24,346 3,591,035
427,388,873
Technology - 32.8%
spacing
Accenture PLC Class A (Ireland)  63,180 15,580,188
Adobe, Inc. * 42,914 15,137,913
Advanced Micro Devices, Inc. * 163,852 26,509,615
Akamai Technologies, Inc. * 15,188 1,150,643
Analog Devices, Inc. 50,410 12,385,737
Apple, Inc. 1,501,338 382,285,695
Applied Materials, Inc. 81,090 16,602,367
Autodesk, Inc. * 21,595 6,860,084
Broadcom, Inc. 475,830 156,981,075
Broadridge Financial Solutions, Inc. 11,698 2,786,113
a Shares Value
Cadence Design Systems, Inc. * 27,446 $ 9,640,682
Cognizant Technology Solutions Corp. Class A  49,682 3,332,172
Crowdstrike Holdings, Inc. Class A * 25,357 12,434,566
Datadog, Inc. Class A * 32,447 4,620,453
Dayforce, Inc. * 15,237 1,049,677
Dell Technologies, Inc. Class C  31,257 4,431,305
Electronic Arts, Inc. 22,781 4,594,928
EPAM Systems, Inc. * 5,707 860,559
Fair Isaac Corp. * 2,466 3,690,443
Fidelity National Information Services, Inc. 52,842 3,484,401
Fiserv, Inc. * 54,993 7,090,247
Fortinet, Inc. * 63,636 5,350,515
Gartner, Inc. * 7,724 2,030,408
Hewlett Packard Enterprise Co. 130,273 3,199,505
HP, Inc. 93,524 2,546,659
Intel Corp. * 443,285 14,872,212
International Business Machines Corp. 94,449 26,649,730
Intuit, Inc. 28,275 19,309,280
Jack Henry & Associates, Inc. 7,307 1,088,231
KLA Corp. 13,442 14,498,541
Lam Research Corp. 128,037 17,144,154
Leidos Holdings, Inc. 13,503 2,551,527
Microchip Technology, Inc. 53,777 3,453,559
Micron Technology, Inc. 113,096 18,923,223
Microsoft Corp. 751,981 389,488,559
Monolithic Power Systems, Inc. 4,887 4,499,168
MSCI, Inc. 7,883 4,472,893
NetApp, Inc. 20,605 2,440,868
NVIDIA Corp. 2,468,442 460,561,908
NXP Semiconductors NV (Netherlands)  25,533 5,814,630
ON Semiconductor Corp. * 42,936 2,117,174
Oracle Corp. 167,653 47,150,730
Palantir Technologies, Inc. Class A * 230,077 41,970,646
Paychex, Inc. 32,127 4,072,418
Paycom Software, Inc. 4,878 1,015,307
PTC, Inc. * 12,042 2,444,767
QUALCOMM, Inc. 109,110 18,151,540
Roper Technologies, Inc. 11,021 5,496,062
Salesforce, Inc. 96,714 22,921,218
Seagate Technology Holdings PLC 21,636 5,107,394
ServiceNow, Inc. * 21,036 19,359,010
Skyworks Solutions, Inc. 15,699 1,208,509
Super Micro Computer, Inc. * 50,478 2,419,915
Synopsys, Inc. * 18,661 9,207,151
Take-Two Interactive Software, Inc. * 17,217 4,448,184
Teradyne, Inc. 16,356 2,251,240
Texas Instruments, Inc. 91,954 16,894,708
Tyler Technologies, Inc. * 4,277 2,237,555
Western Digital Corp. 34,927 4,193,336
Workday, Inc. Class A * 21,957 5,285,709
Zebra Technologies Corp. Class A * 5,170 1,536,317
1,909,893,323
Utilities - 2.4%
spacing
AES Corp. 71,259 937,768
Alliant Energy Corp. 25,647 1,728,864
Ameren Corp. 28,144 2,937,671
American Electric Power Co., Inc. 54,864 6,172,200
American Water Works Co., Inc. 19,532 2,718,659
Atmos Energy Corp. 16,371 2,795,348
CenterPoint Energy, Inc. 65,325 2,534,610
CMS Energy Corp. 29,943 2,193,624
Consolidated Edison, Inc. 36,615 3,680,540
Constellation Energy Corp. 31,851 10,481,209

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dominion Energy, Inc. 86,935 $ 5,317,814
DTE Energy Co. 20,751 2,934,814
Duke Energy Corp. 78,532 9,718,335
Edison International 38,708 2,139,778
Entergy Corp. 45,358 4,226,912
Evergy, Inc. 23,050 1,752,261
Eversource Energy 38,213 2,718,473
Exelon Corp. 103,200 4,645,032
FirstEnergy Corp. 51,377 2,354,094
NextEra Energy, Inc. 208,092 15,708,865
NiSource, Inc. 48,467 2,098,621
NRG Energy, Inc. 19,569 3,169,200
PG&E Corp. 222,324 3,352,646
Pinnacle West Capital Corp. 11,354 1,018,000
PPL Corp. 73,947 2,747,871
Public Service Enterprise Group, Inc. 49,933 4,167,408
Sempra 66,276 5,963,515
Southern Co. 111,122 10,531,032
Vistra Corp. 32,220 6,312,542
WEC Energy Group, Inc. 31,682 3,630,440
Xcel Energy, Inc. 57,916 4,670,925
135,359,071
Total Common Stocks
    (Cost $2,354,800,854) 5,771,214,365
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $2,354,800,854) 5,771,214,365
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.990% 1,273,697 1,273,697
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$2,164,100; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,207,382) $ 2,163,846 2,163,846
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$1,971,421; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$2,008,940) 1,968,214 1,968,214
4,132,060
Total Securities Lending Collateral
(Cost $5,405,757) 5,405,757
a
Value
TOTAL INVESTMENTS - 99.3%
(Cost $2,360,206,611) $ 5,776,620,122
DERIVATIVES - 0.0% 514,770
OTHER ASSETS & LIABILITIES, NET - 0.7% 41,866,788
NET ASSETS - 100.0% $ 5,819,001,680

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/25 153 $ 51,036,668 $ 51,551,438 $ 514,770

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.8%
Communications - 24.7%
spacing
Alphabet, Inc. Class C  73,173 $ 17,821,284
Amazon.com, Inc. * 157,931 34,676,910
AppLovin Corp. Class A * 10,010 7,192,585
Booking Holdings, Inc. 1,978 10,679,756
DoorDash, Inc. Class A * 30,229 8,221,986
MercadoLibre, Inc. * (Brazil)  4,353 10,172,700
Meta Platforms, Inc. Class A  34,093 25,037,217
Shopify, Inc. Class A * (Canada)  56,920 8,458,881
122,261,319
Consumer, Cyclical - 4.8%
spacing
Chipotle Mexican Grill, Inc. * 117,808 4,616,896
Core & Main, Inc. Class A * 178,265 9,596,005
DraftKings, Inc. Class A * 259,891 9,719,923
23,932,824
Consumer, Non-Cyclical - 14.4%
spacing
Argenx SE ADR * (Netherlands)  11,091 8,180,278
Danaher Corp. 52,321 10,373,161
Eli Lilly & Co. 16,604 12,668,852
Legence Corp. Class A * 223,782 6,894,723
Madrigal Pharmaceuticals, Inc. * 10,206 4,681,084
Monster Beverage Corp. * 78,537 5,286,326
Revolution Medicines, Inc. * 48,089 2,245,756
Surgery Partners, Inc. * 525,075 11,362,623
UnitedHealth Group, Inc. 28,025 9,677,033
71,369,836
Financial - 5.6%
spacing
Blackstone, Inc. 27,779 4,746,042
Intercontinental Exchange, Inc. 33,234 5,599,264
Mastercard, Inc. Class A  30,393 17,287,843
27,633,149
Industrial - 4.9%
spacing
Boeing Co. * 20,621 4,450,630
Howmet Aerospace, Inc. 69,871 13,710,786
Vertiv Holdings Co. Class A  38,967 5,878,562
24,039,978
Technology - 45.4%
spacing
Apple, Inc. 97,323 24,781,356
Broadcom, Inc. 95,251 31,424,257
Datadog, Inc. Class A * 91,861 13,081,006
Global-e Online Ltd. * (Israel)  138,288 4,945,179
HubSpot, Inc. * 10,166 4,755,655
Microsoft Corp. 110,780 57,378,501
NVIDIA Corp. 202,723 37,824,057
Oracle Corp. 93,994 26,434,873
PTC, Inc. * 26,949 5,471,186
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  64,794 18,096,316
224,192,386
Total Common Stocks
    (Cost $315,911,613) 493,429,492
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.3%
Commercial Paper - 0.1%
Victory Receivables Corp.
4.257% due 10/01/25 ~ $ 500,000 $ 499,943
U.S. Government Agency Issues - 0.2%
Federal Home Loan Bank Discount Notes
4.161% due 10/01/25  800,000 799,911
Total Short-Term Investments
(Cost $1,300,000) 1,299,854
TOTAL INVESTMENTS - 100.1%
(Cost $317,211,613) 494,729,346
OTHER ASSETS & LIABILITIES, NET - (0.1%) (320,764)
NET ASSETS - 100.0% $ 494,408,582

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Basic Materials - 0.5%
spacing
Linde PLC 15,782 $ 7,496,450
Communications - 24.1%
spacing
Alphabet, Inc. Class A  305,062 74,160,572
Amazon.com, Inc. * 454,736 99,846,384
AppLovin Corp. Class A * 25,789 18,530,428
Arista Networks, Inc. * 82,702 12,050,508
Meta Platforms, Inc. Class A  131,692 96,711,971
Netflix, Inc. * 29,499 35,366,941
Shopify, Inc. Class A * (Canada)  72,455 10,767,538
Spotify Technology SA * 30,828 21,517,944
Uber Technologies, Inc. * 73,252 7,176,498
376,128,784
Consumer, Cyclical - 2.2%
spacing
Hilton Worldwide Holdings, Inc. 55,056 14,283,729
O'Reilly Automotive, Inc. * 87,665 9,451,164
Starbucks Corp. 116,959 9,894,731
33,629,624
Consumer, Non-Cyclical - 6.6%
spacing
Abbott Laboratories 81,979 10,980,267
Boston Scientific Corp. * 173,925 16,980,298
Danaher Corp. 14,299 2,834,920
Dexcom, Inc. * 58,070 3,907,530
Medtronic PLC 120,354 11,462,515
Moody's Corp. 17,918 8,537,569
Philip Morris International, Inc. 97,304 15,782,709
Thermo Fisher Scientific, Inc. 37,622 18,247,422
TransUnion 93,980 7,873,644
Verisk Analytics, Inc. 22,643 5,694,941
102,301,815
Energy - 0.7%
spacing
Cheniere Energy, Inc. 49,313 11,587,569
Financial - 8.2%
spacing
ARES Management Corp. Class A  62,154 9,937,803
Arthur J Gallagher & Co. 17,802 5,513,991
CBRE Group, Inc. Class A * 41,222 6,494,938
CoStar Group, Inc. * 87,619 7,392,415
Goldman Sachs Group, Inc. 6,860 5,462,961
KKR & Co., Inc. 175,577 22,816,231
LPL Financial Holdings, Inc. 15,179 5,049,902
Mastercard, Inc. Class A  90,367 51,401,653
Nasdaq, Inc. 107,296 9,490,331
Visa, Inc. Class A  14,320 4,888,562
128,448,787
Industrial - 9.9%
spacing
Amphenol Corp. Class A  240,188 29,723,265
Caterpillar, Inc. 10,688 5,099,779
Curtiss-Wright Corp. 6,347 3,446,040
Eaton Corp. PLC 58,495 21,891,754
GE Vernova, Inc. 44,544 27,390,106
General Electric Co. 74,445 22,394,545
Howmet Aerospace, Inc. 122,263 23,991,668
Trane Technologies PLC 29,202 12,322,076
a Shares Value
Vulcan Materials Co. 27,256 $ 8,384,491
154,643,724
Technology - 46.4%
spacing
Apple, Inc. 386,552 98,427,736
Atlassian Corp. Class A * 33,706 5,382,848
Autodesk, Inc. * 74,119 23,545,383
Broadcom, Inc. 119,712 39,494,186
Cadence Design Systems, Inc. * 59,733 20,981,813
Crowdstrike Holdings, Inc. Class A * 15,745 7,721,033
Datadog, Inc. Class A * 39,011 5,555,166
Figma, Inc. Class A †* 2,355 122,154
Guidewire Software, Inc. * 36,502 8,390,350
Intuit, Inc. 8,789 6,002,096
KLA Corp. 9,386 10,123,740
Microsoft Corp. 427,815 221,586,779
NVIDIA Corp. 1,195,131 222,987,542
SAP SE (Germany)  23,193 6,210,328
ServiceNow, Inc. * 5,478 5,041,294
Synopsys, Inc. * 21,328 10,523,022
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  46,128 12,883,089
Take-Two Interactive Software, Inc. * 48,635 12,565,339
Veeva Systems, Inc. Class A * 21,100 6,285,901
723,829,799
Utilities - 0.8%
spacing
Vistra Corp. 66,400 13,009,088
Total Common Stocks
    (Cost $1,010,845,960) 1,551,075,640
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government Agency Issues - 0.7%
Federal National Mortgage Association Discount
Notes
4.160% due 10/01/25  $ 11,091,000 11,089,762
Total Short-Term Investments
(Cost $11,091,000) 11,089,762
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.1%
    (Cost $1,021,936,960) 1,562,165,402
Shares
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.990% 30,115 30,115
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of $51,167;
collateralized by Federal National Mortgage
Association: with rates ranging from 2.840%
- 7.000% and maturity dates ranging from
03/01/34 - 07/01/55 and an aggregate value
of $52,190) $ 51,161 51,161

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of $46,612;
collateralized by U.S. Treasury Obligations:
with rates ranging from 0.125% - 1.250%
and maturity dates ranging from 04/15/28 -
01/15/32 and an aggregate value of $47,499) $ 46,536 $ 46,536
97,697
Total Securities Lending Collateral
(Cost $127,812) 127,812
a
TOTAL INVESTMENTS - 100.1%
(Cost $1,022,064,772) 1,562,293,214
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,643,654)
NET ASSETS - 100.0% $ 1,560,649,560

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.8%
Basic Materials - 1.4%
spacing
Ecolab, Inc. 5,152 $ 1,410,927
Linde PLC 7,278 3,457,050
Nucor Corp. 1,976 267,610
PPG Industries, Inc. 9,522 1,000,857
Sherwin-Williams Co. 2,003 693,559
6,830,003
Communications - 15.4%
spacing
Alphabet, Inc. Class A ‡ 50,022 12,160,348
Alphabet, Inc. Class C ‡ 32,071 7,810,892
Amazon.com, Inc. * ‡ 89,462 19,643,171
AppLovin Corp. Class A * 955 686,206
Arista Networks, Inc. * 10,342 1,506,933
AT&T, Inc. ‡ 75,465 2,131,132
Booking Holdings, Inc. 257 1,387,612
Charter Communications, Inc. Class A * ‡ 3,964 1,090,516
Comcast Corp. Class A ‡ 67,166 2,110,356
DoorDash, Inc. Class A * 2,911 791,763
Expedia Group, Inc. 5,781 1,235,689
Meta Platforms, Inc. Class A ‡ 21,336 15,668,732
Motorola Solutions, Inc. 1,419 648,895
Netflix, Inc. * ‡ 3,445 4,130,279
Omnicom Group, Inc. 7,170 584,570
Walt Disney Co. ‡ 22,649 2,593,310
74,180,404
Consumer, Cyclical - 8.3%
spacing
Aptiv PLC * (Jersey)  4,211 363,072
AutoZone, Inc. * 123 527,700
Burlington Stores, Inc. * ‡ 5,154 1,311,693
Carnival Corp. * 49,602 1,433,994
Chipotle Mexican Grill, Inc. * ‡ 52,952 2,075,189
Delta Air Lines, Inc. 11,931 677,084
Hilton Worldwide Holdings, Inc. ‡ 9,388 2,435,623
Lennar Corp. Class A  4,223 532,267
Lowe's Cos., Inc. ‡ 18,232 4,581,884
McDonald's Corp. ‡ 13,377 4,065,137
NIKE, Inc. Class B  9,832 685,585
PACCAR, Inc. 9,220 906,510
Ross Stores, Inc. ‡ 16,244 2,475,423
Tesla, Inc. * ‡ 22,440 9,979,517
United Airlines Holdings, Inc. * 2,611 251,962
Walmart, Inc. ‡ 44,201 4,555,355
Warner Music Group Corp. Class A  13,688 466,213
Yum! Brands, Inc. ‡ 16,205 2,463,160
39,787,368
Consumer, Non-Cyclical - 12.5%
spacing
AbbVie, Inc. ‡ 25,377 5,875,791
Altria Group, Inc. ‡ 14,377 949,745
Boston Scientific Corp. * ‡ 13,952 1,362,134
Bristol-Myers Squibb Co. ‡ 50,823 2,292,117
Church & Dwight Co., Inc. 7,156 627,080
Cigna Group ‡ 6,251 1,801,851
Coca-Cola Co. ‡ 30,855 2,046,304
Corpay, Inc. * ‡ 6,021 1,734,409
Danaher Corp. ‡ 14,890 2,952,091
Edwards Lifesciences Corp. * ‡ 26,425 2,055,072
Eli Lilly & Co. ‡ 5,567 4,247,621
HCA Healthcare, Inc. 1,384 589,861
a Shares Value
Humana, Inc. 5,063 $ 1,317,241
Johnson & Johnson ‡ 27,944 5,181,376
Kenvue, Inc. 25,353 411,479
Keurig Dr. Pepper, Inc. ‡ 72,326 1,845,036
Klarna Group PLC * (United Kingdom)  1,240 45,446
McKesson Corp. 1,126 869,880
Medtronic PLC 34,728 3,307,495
Merck & Co., Inc. ‡ 7,548 633,504
Mondelez International, Inc. Class A ‡ 45,702 2,855,004
Neurocrine Biosciences, Inc. * 2,625 368,498
PepsiCo, Inc. ‡ 24,253 3,406,091
Philip Morris International, Inc. ‡ 13,194 2,140,067
Regeneron Pharmaceuticals, Inc. ‡ 2,759 1,551,303
Stryker Corp. ‡ 8,996 3,325,551
Toast, Inc. Class A * 16,095 587,628
United Rentals, Inc. 819 781,867
UnitedHealth Group, Inc. ‡ 9,561 3,301,413
Vertex Pharmaceuticals, Inc. * ‡ 3,747 1,467,475
WEX, Inc. * 1,182 186,200
Zimmer Biomet Holdings, Inc. 1,699 167,352
60,283,982
Energy - 2.9%
spacing
Baker Hughes Co. 27,549 1,342,187
ConocoPhillips ‡ 18,490 1,748,969
Diamondback Energy, Inc. 6,603 944,890
EOG Resources, Inc. ‡ 23,590 2,644,911
EQT Corp. 5,112 278,246
Exxon Mobil Corp. ‡ 61,955 6,985,426
13,944,629
Financial - 14.8%
spacing
American Express Co. 5,310 1,763,770
Ameriprise Financial, Inc. 2,990 1,468,838
Aon PLC Class A  4,094 1,459,839
Apollo Global Management, Inc. 12,217 1,628,160
Arch Capital Group Ltd. 6,102 553,634
Arthur J Gallagher & Co. ‡ 11,956 3,703,251
Bank of America Corp. 121,254 6,255,494
Berkshire Hathaway, Inc. Class B * ‡ 13,752 6,913,680
Capital One Financial Corp. 9,971 2,119,635
Charles Schwab Corp. ‡ 46,686 4,457,112
Chubb Ltd. 2,182 615,870
Citigroup, Inc. 16,003 1,624,305
CME Group, Inc. 8,107 2,190,430
Equinix, Inc. REIT 1,984 1,553,948
Equity LifeStyle Properties, Inc. REIT 10,799 655,499
Fifth Third Bancorp ‡ 42,228 1,881,257
Mastercard, Inc. Class A ‡ 13,727 7,808,055
Progressive Corp. ‡ 7,331 1,810,390
Prologis, Inc. REIT 11,289 1,292,816
Raymond James Financial, Inc. 4,125 711,975
SBA Communications Corp. REIT 7,022 1,357,704
State Street Corp. 8,904 1,032,953
Truist Financial Corp. ‡ 18,272 835,396
U.S. Bancorp 33,151 1,602,188
Ventas, Inc. REIT 31,013 2,170,600
Visa, Inc. Class A ‡ 19,900 6,793,462
Wells Fargo & Co. ‡ 60,839 5,099,525
Welltower, Inc. REIT 8,788 1,565,494
70,925,280

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Industrial - 7.4%
spacing
3M Co. ‡ 23,767 $ 3,688,163
Boeing Co. * 2,591 559,216
Carrier Global Corp. ‡ 34,553 2,062,814
Deere & Co. ‡ 5,364 2,452,743
Eaton Corp. PLC 5,358 2,005,231
Emerson Electric Co. 9,072 1,190,065
FedEx Corp. ‡ 4,930 1,162,543
GE Vernova, Inc. 2,315 1,423,494
Howmet Aerospace, Inc. ‡ 22,544 4,423,809
Ingersoll Rand, Inc. 9,403 776,876
Martin Marietta Materials, Inc. 1,326 835,751
Masco Corp. ‡ 14,662 1,032,058
Otis Worldwide Corp. ‡ 16,520 1,510,424
RTX Corp. ‡ 19,419 3,249,381
Textron, Inc. 11,834 999,855
Trane Technologies PLC 8,891 3,751,646
TransDigm Group, Inc. 1,572 2,071,927
Union Pacific Corp. 4,726 1,117,085
Vulcan Materials Co. 3,541 1,089,282
35,402,363
Technology - 34.7%
spacing
Analog Devices, Inc. ‡ 14,480 3,557,736
Apple, Inc. ‡ 127,103 32,364,237
Broadcom, Inc. ‡ 38,658 12,753,661
Cadence Design Systems, Inc. * 4,155 1,459,485
Cognizant Technology Solutions Corp. Class A  30,085 2,017,801
Crowdstrike Holdings, Inc. Class A * 1,028 504,111
Fidelity National Information Services, Inc. 27,204 1,793,832
Intuit, Inc. ‡ 3,285 2,243,359
Lam Research Corp. ‡ 27,537 3,687,204
Leidos Holdings, Inc. ‡ 10,340 1,953,846
Micron Technology, Inc. 17,001 2,844,607
Microsoft Corp. ‡ 68,453 35,455,231
NVIDIA Corp. ‡ 217,518 40,584,509
NXP Semiconductors NV (Netherlands)  12,178 2,773,296
Oracle Corp. ‡ 20,627 5,801,138
Palantir Technologies, Inc. Class A * ‡ 14,073 2,567,197
Salesforce, Inc. ‡ 12,677 3,004,449
Seagate Technology Holdings PLC 13,333 3,147,388
ServiceNow, Inc. * ‡ 4,669 4,296,787
Texas Instruments, Inc. 15,263 2,804,271
Western Digital Corp. 7,848 942,231
166,556,376
Utilities - 2.4%
spacing
Ameren Corp. 7,028 733,583
Entergy Corp. 3,644 339,584
NextEra Energy, Inc. ‡ 48,493 3,660,737
NRG Energy, Inc. 1,689 273,534
PG&E Corp. 30,116 454,149
Sempra 15,640 1,407,287
Southern Co. ‡ 41,442 3,927,458
Vistra Corp. 3,194 625,768
11,422,100
Total Common Stocks
    (Cost $360,425,378) 479,332,505
a
Value
TOTAL INVESTMENTS - 99.8%
(Cost $360,425,378) $ 479,332,505
DERIVATIVES - 0.1% 517,821
OTHER ASSETS & LIABILITIES, NET - 0.1% 643,929
NET ASSETS - 100.0% $ 480,494,255

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
(b) As of September 30, 2025, purchased options outstanding were as follows:
(c) As of September 30, 2025, premiums received, and value of written options outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/25 4 $ 1,343,259 $ 1,347,750 $ 4,491
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 6,330.00 12/31/25 CBOE 723 $ 457,659,000 $ 6,406,503 $ 6,478,080
Total Purchased Options $ 6,406,503 $ 6,478,080
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 7,000.00 12/31/25 CBOE 723 $ 506,100,000 $ 4,554,177 ( $ 4,507,905 )
a
Put - S&P 500 Index 5,340.00 12/31/25 CBOE 723 386,082,000 $ 1,445,277 ( $ 1,456,845 )
a
Total Written Options $ 5,999,454 ( $ 5,964,750 )

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Communications - 13.7%
spacing
Alphabet, Inc. Class A  434,689 $ 105,672,896
Amazon.com, Inc. * 488,650 107,292,880
Meta Platforms, Inc. Class A  126,813 93,128,931
Walt Disney Co. 478,878 54,831,531
360,926,238
Consumer, Cyclical - 9.6%
spacing
Chipotle Mexican Grill, Inc. * 325,432 12,753,680
Lowe's Cos., Inc. 261,347 65,679,115
Marriott International, Inc. Class A  78,512 20,447,665
McDonald's Corp. 181,009 55,006,825
Tesla, Inc. * 96,709 43,008,426
Walmart, Inc. 536,780 55,320,547
252,216,258
Consumer, Non-Cyclical - 9.8%
spacing
AbbVie, Inc. 177,207 41,030,509
Edwards Lifesciences Corp. * 383,942 29,859,169
Eli Lilly & Co. 53,213 40,601,519
Medtronic PLC 378,581 36,056,054
Mondelez International, Inc. Class A  504,604 31,522,612
Regeneron Pharmaceuticals, Inc. 28,289 15,906,056
Stryker Corp. 92,961 34,364,893
United Rentals, Inc. 9,686 9,246,837
Vertex Pharmaceuticals, Inc. * 44,820 17,553,305
256,140,954
Energy - 2.6%
spacing
Baker Hughes Co. 1,409,051 68,648,965
Financial - 16.5%
spacing
American Express Co. 180,294 59,886,455
Ameriprise Financial, Inc. 52,879 25,976,809
Arthur J Gallagher & Co. 168,376 52,152,782
Blackstone, Inc. 248,099 42,387,714
Mastercard, Inc. Class A  126,322 71,853,217
Morgan Stanley 176,236 28,014,475
Progressive Corp. 96,837 23,913,897
Prologis, Inc. REIT 138,272 15,834,909
Travelers Cos., Inc. 75,864 21,182,746
U.S. Bancorp 404,425 19,545,860
Wells Fargo & Co. 881,007 73,846,007
434,594,871
Industrial - 9.0%
spacing
Carrier Global Corp. 341,493 20,387,132
Deere & Co. 57,357 26,227,062
Eaton Corp. PLC 101,632 38,035,776
Howmet Aerospace, Inc. 116,700 22,900,041
Northrop Grumman Corp. 75,009 45,704,484
Trane Technologies PLC 81,299 34,304,926
Vulcan Materials Co. 160,281 49,305,641
236,865,062
Technology - 34.9%
spacing
Apple, Inc. 761,904 194,003,616
ASML Holding NV (Netherlands)  22,180 21,472,236
Broadcom, Inc. 170,714 56,320,256
Intuit, Inc. 45,172 30,848,411
a Shares Value
Microsoft Corp. 446,564 $ 231,297,824
NVIDIA Corp. 1,296,580 241,915,896
NXP Semiconductors NV (Netherlands)  262,404 59,757,263
Oracle Corp. 170,885 48,059,697
ServiceNow, Inc. * 37,708 34,701,918
918,377,117
Utilities - 3.3%
spacing
Entergy Corp. 153,222 14,278,759
NextEra Energy, Inc. 535,594 40,431,991
Southern Co. 329,169 31,195,346
85,906,096
Total Common Stocks
    (Cost $2,110,989,430) 2,613,675,561
TOTAL INVESTMENTS - 99.4%
(Cost $2,110,989,430) 2,613,675,561
OTHER ASSETS & LIABILITIES, NET - 0.6% 14,658,535
NET ASSETS - 100.0% $ 2,628,334,096

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 4,426 $ 4,293
Gamida Cell Ltd. - Contingent Value Rights * ± Ω 334,500 –
4,293
Total Rights
    (Cost $683,442) 4,293
COMMON STOCKS - 99.7%
Basic Materials - 0.9%
spacing
Carpenter Technology Corp. 30,943 7,597,744
Codexis, Inc. * 191,663 467,658
Vale SA ADR (Brazil)  395,808 4,298,475
12,363,877
Communications - 27.0%
spacing
Alphabet, Inc. Class A  328,106 79,762,569
Amazon.com, Inc. * 536,341 117,764,393
Baidu, Inc. ADR †* (China)  10,000 1,317,700
Booking Holdings, Inc. 2,300 12,418,321
eBay, Inc. 3,745 340,608
Etsy, Inc. * 20,000 1,327,800
MercadoLibre, Inc. * (Brazil)  6,048 14,133,813
Meta Platforms, Inc. Class A  83,879 61,599,060
Palo Alto Networks, Inc. * 32,300 6,576,926
Robinhood Markets, Inc. Class A * 17,100 2,448,378
Shopify, Inc. Class A * (Canada)  142,800 21,221,508
Tencent Holdings Ltd. (China)  246,197 20,978,346
Uber Technologies, Inc. * 87,185 8,541,515
Zillow Group, Inc. Class A * 27,903 2,077,099
Zillow Group, Inc. Class C * 118,825 9,155,466
359,663,502
Consumer, Cyclical - 6.9%
spacing
BYD Co. Ltd. Class H (China)  697,068 9,852,832
Carnival Corp. * 106,800 3,087,588
DR Horton, Inc. 26,800 4,541,796
Ferguson Enterprises, Inc. 35,087 7,880,079
Floor & Decor Holdings, Inc. Class A * 28,114 2,072,002
Games Workshop Group PLC (United Kingdom)  14,013 2,746,364
Kering SA (France)  4,100 1,373,899
Kura Sushi USA, Inc. Class A * 23,209 1,378,847
Live Nation Entertainment, Inc. †* 61,874 10,110,211
Lowe's Cos., Inc. 98,945 24,865,868
Savers Value Village, Inc. †* 188,446 2,496,909
Tesla, Inc. * 48,700 21,657,864
92,064,259
Consumer, Non-Cyclical - 18.7%
spacing
10X Genomics, Inc. Class A * 50,970 595,839
Aclaris Therapeutics, Inc. * 19,279 36,630
Align Technology, Inc. * 33,270 4,166,069
Alnylam Pharmaceuticals, Inc. * 42,520 19,389,120
Arcellx, Inc. * 7,615 625,192
Beam Therapeutics, Inc. †* 115,982 2,814,883
Bio-Techne Corp. 9,467 526,649
Biogen, Inc. * 66,300 9,287,304
BioNTech SE ADR * (Germany)  48,079 4,741,551
Boston Scientific Corp. * 207,295 20,238,211
a Shares Value
British American Tobacco PLC ADR (United
Kingdom)  124,400 $ 6,603,152
Ceribell, Inc. * 13,613 156,413
Corcept Therapeutics, Inc. * 45,400 3,773,194
Cytokinetics, Inc. * 48,078 2,642,367
Eli Lilly & Co. 43,689 33,334,707
Equifax, Inc. 41,848 10,735,267
Estee Lauder Cos., Inc. Class A  156,326 13,775,447
Galapagos NV ADR †* (Belgium)  44,165 1,529,876
Gilead Sciences, Inc. 107,743 11,959,473
HealthEquity, Inc. * 91,688 8,689,272
Hookipa Pharma, Inc. * 8,859 8,195
Immuneering Corp. Class A †* 79,019 553,133
Immunocore Holdings PLC ADR * (United
Kingdom)  25,952 942,836
Janux Therapeutics, Inc. * 19,085 466,437
Krystal Biotech, Inc. * 5,699 1,006,045
Legend Biotech Corp. ADR * 42,300 1,379,403
MaxCyte, Inc. * 103,490 163,514
Newamsterdam Pharma Co. NV †* (Netherlands)  50,100 1,424,844
Penumbra, Inc. * 18,859 4,777,362
Philip Morris International, Inc. 80,000 12,976,000
Pulmonx Corp. * 24,192 39,191
RELX PLC ADR (United Kingdom)  73,588 3,514,563
Royalty Pharma PLC Class A  744,375 26,261,550
RxSight, Inc. * 6,576 59,118
Seres Therapeutics, Inc. †* 1,430 27,513
Synlogic, Inc. * 5,323 8,996
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  413,892 8,360,618
Toast, Inc. Class A * 247,970 9,053,385
UCB SA (Belgium)  53,386 14,901,897
UL Solutions, Inc. Class A † 77,750 5,509,365
Vor BioPharma, Inc. †* 2,905 141,532
XOMA Royalty Corp. * 30,512 1,175,933
Zevra Therapeutics, Inc. * 78,649 747,952
249,119,998
Energy - 0.5%
spacing
Range Resources Corp. 170,748 6,426,955
Financial - 6.6%
spacing
Arthur J Gallagher & Co. 34,894 10,808,067
BitMine Immersion Technologies, Inc. * 26,200 1,360,566
Blackstone, Inc. 38,400 6,560,640
Capital One Financial Corp. 55,579 11,814,984
Coinbase Global, Inc. Class A * 6,600 2,227,434
Evercore, Inc. Class A  47,800 16,123,896
Goldman Sachs Group, Inc. 8,800 7,007,880
Interactive Brokers Group, Inc. Class A  32,100 2,208,801
Mastercard, Inc. Class A  23,376 13,296,503
Morgan Stanley 66,836 10,624,251
Rocket Cos., Inc. Class A † 287,361 5,569,056
87,602,078
Industrial - 6.4%
spacing
Chemometec AS (Denmark)  18,524 1,828,024
Deere & Co. 30,742 14,057,087
DroneShield Ltd. * ~ (Australia)  322,133 999,910
Eagle Materials, Inc. 2,608 607,768
Firefly Aerospace, Inc. * 4,100 120,212
GE Vernova, Inc. 24,349 14,972,200
General Electric Co. 68,098 20,485,240

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Hesai Group ADR * (China)  233,000 $ 6,547,300
Ingersoll Rand, Inc. 71,417 5,900,473
Loar Holdings, Inc. * 1,145 91,600
Martin Marietta Materials, Inc. 9,982 6,291,455
Simpson Manufacturing Co., Inc. 2,733 457,668
TopBuild Corp. * 13,566 5,302,407
Westinghouse Air Brake Technologies Corp. 33,791 6,774,082
84,435,426
Technology - 32.7%
spacing
Appfolio, Inc. Class A * 2,274 626,851
Apple, Inc. 255,245 64,993,034
Astera Labs, Inc. * 2,201 430,956
BE Semiconductor Industries NV (Netherlands)  77,050 11,536,743
Bullish †* (Cayman)  35,800 2,277,238
CyberArk Software Ltd. * 6,200 2,995,530
Duolingo, Inc. * 6,232 2,005,707
Figma, Inc. Class A †* 3,200 165,984
Figure Technology Solutions, Inc. Class A * 2,000 72,740
HubSpot, Inc. * 16,221 7,588,184
Microsoft Corp. 146,100 75,672,495
Monday.com Ltd. * 21,324 4,130,245
Nutanix, Inc. Class A * 159,563 11,869,891
NVIDIA Corp. 900,422 168,000,737
ROBLOX Corp. Class A * 146,161 20,246,222
SailPoint, Inc. * 7,700 170,016
Samsara, Inc. Class A * 4,000 149,000
ServiceTitan, Inc. Class A * 67,500 6,806,025
SiTime Corp. * 19,851 5,981,305
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  139,919 39,077,977
Unity Software, Inc. * 41,600 1,665,664
Veeva Systems, Inc. Class A * 15,435 4,598,241
Zeta Global Holdings Corp. Class A * 119,275 2,369,994
Zscaler, Inc. * 6,100 1,827,926
435,258,705
Total Common Stocks
    (Cost $1,074,577,487) 1,326,934,800
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.7%
    (Cost $1,075,260,929) 1,326,939,093
SECURITIES LENDING COLLATERAL - 2.1%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.990% 6,618,439 6,618,439
Principal
Amount
Repurchase Agreements - 1.6%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$11,245,189; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $11,470,093) $ 11,243,871 11,243,871
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$10,243,983; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$10,438,944) $ 10,227,318 $ 10,227,318
21,471,189
Total Securities Lending Collateral
(Cost $28,089,628) 28,089,628
a
TOTAL INVESTMENTS - 101.8%
(Cost $1,103,350,557) 1,355,028,721
OTHER ASSETS & LIABILITIES, NET - (1.8%) (23,427,900)
NET ASSETS - 100.0% $ 1,331,600,821

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $4,293 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 49.5%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,060,000 $ 1,027,741
6.665% due 07/15/27  662,000 679,533
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 2,188,000 2,223,786
Mosaic Co.
4.050% due 11/15/27  2,500,000 2,493,571
6,424,631
Communications - 1.4%
AT&T, Inc.
2.950% due 07/15/26  60,000 59,458
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  2,560,000 2,520,923
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,470
4.620% due 07/16/28 ~ 1,870,000 1,888,793
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,090
3.200% due 03/15/27  2,500,000 2,465,346
Sprint LLC
7.625% due 03/01/26  2,000,000 2,004,516
T-Mobile USA, Inc.
2.625% due 04/15/26  2,575,000 2,554,444
11,754,040
Consumer, Cyclical - 3.8%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,788,000 1,788,647
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 2,500,000 2,505,201
5.202% (SOFR + 0.870%)
due 07/09/27 § 2,500,000 2,511,349
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,653
5.050% due 07/15/26  2,500,000 2,519,371
5.125% due 06/15/30  384,000 396,506
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 758,000 769,006
Ford Motor Credit Co. LLC
5.800% due 03/05/27  4,500,000 4,546,874
5.850% due 05/17/27  4,700,000 4,759,820
6.950% due 06/10/26  200,000 202,633
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 98,139
2.350% due 02/26/27  1,000,000 974,470
5.000% due 07/15/27  1,800,000 1,822,446
5.400% due 04/06/26  1,000,000 1,005,676
5.400% due 05/08/27  4,580,000 4,659,695
6.000% due 01/09/28  80,000 82,875
Hyundai Capital America
2.750% due 09/27/26 ~ † 4,060,000 4,001,821
5.650% due 06/26/26 ~ 80,000 80,761
Ross Stores, Inc.
0.875% due 04/15/26  60,000 58,920
32,843,863
a
Principal
Amount Value
Consumer, Non-Cyclical - 5.0%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  $ 2,560,000 $ 2,541,144
3.557% due 08/15/27  2,500,000 2,474,993
4.700% due 04/02/27  100,000 100,699
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  2,580,000 2,549,159
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,651,000 1,645,458
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,777,000 2,825,962
Centene Corp.
4.250% due 12/15/27  2,560,000 2,516,012
Cigna Group
3.400% due 03/01/27  2,580,000 2,556,308
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,476,117
CVS Health Corp.
1.300% due 08/21/27  2,290,000 2,170,072
2.875% due 06/01/26  2,440,000 2,417,881
6.250% due 06/01/27  2,000,000 2,063,889
HCA, Inc.
3.125% due 03/15/27  1,860,000 1,834,704
4.500% due 02/15/27  2,580,000 2,585,409
5.000% due 03/01/28 † 800,000 814,888
5.200% due 06/01/28  80,000 81,946
Humana, Inc.
1.350% due 02/03/27  2,720,000 2,618,850
3.950% due 03/15/27  2,500,000 2,492,880
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 766,000 771,136
6.125% due 07/27/27 ~ 500,000 516,122
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 1,071,000 1,089,251
Mars, Inc.
4.600% due 03/01/28 ~ † 1,786,000 1,808,224
Philip Morris International, Inc.
4.125% due 04/28/28  2,200,000 2,204,577
43,155,681
Energy - 4.2%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,544,178
5.000% due 12/15/29 ~ 922,000 942,945
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  75,000 75,033
DCP Midstream Operating LP
5.625% due 07/15/27  1,287,000 1,315,029
Diamondback Energy, Inc.
5.200% due 04/18/27  2,460,000 2,496,365
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,440,000 2,478,079
5.300% due 04/05/29  2,440,000 2,520,258
5.900% due 11/15/26  2,500,000 2,544,606
Energy Transfer LP
6.050% due 12/01/26  60,000 61,137
EQT Corp.
3.125% due 05/15/26 ~ 80,000 79,283
3.900% due 10/01/27  2,890,000 2,872,006
Hess Corp.
4.300% due 04/01/27  2,080,000 2,087,758
MPLX LP
4.125% due 03/01/27  1,500,000 1,498,420

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.250% due 12/01/27  $ 310,000 $ 310,404
Northwest Pipeline LLC
4.000% due 04/01/27  2,930,000 2,924,373
Occidental Petroleum Corp.
5.000% due 08/01/27  2,600,000 2,630,381
ONEOK, Inc.
4.000% due 07/13/27  2,850,000 2,842,040
4.250% due 09/24/27  2,120,000 2,123,214
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  892,000 861,505
4.500% due 12/15/26  2,400,000 2,404,888
Western Midstream Operating LP
4.650% due 07/01/26  580,000 580,603
36,192,505
Financial - 28.7%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,039,144
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 148,795
2.450% due 10/29/26  2,600,000 2,555,191
4.625% due 10/15/27  2,500,000 2,519,589
6.100% due 01/15/27  2,400,000 2,452,285
6.450% due 04/15/27  150,000 154,771
American Express Co.
5.098% due 02/16/28  2,440,000 2,473,035
5.389% due 07/28/27  40,000 40,390
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,482,527
3.600% due 01/15/28  2,620,000 2,588,553
Aon North America, Inc.
5.125% due 03/01/27  2,000,000 2,028,630
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,703,000 1,685,787
5.450% due 09/09/28 ~ 490,000 493,952
5.700% due 03/15/28  64,000 64,911
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,385,000 1,399,163
Athene Global Funding
1.608% due 06/29/26 ~ 2,000,000 1,963,180
4.950% due 01/07/27 ~ 2,100,000 2,118,843
5.516% due 03/25/27 ~ 2,120,000 2,159,520
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,984
4.950% due 01/15/28 ~ 3,025,000 3,056,439
6.375% due 05/04/28 ~ 2,660,000 2,775,454
Bank of America Corp.
3.559% due 04/23/27  2,560,000 2,550,205
3.824% due 01/20/28  2,580,000 2,568,421
4.948% due 07/22/28  2,580,000 2,617,551
5.819% due 09/15/29  2,440,000 2,552,101
5.933% due 09/15/27 † 2,460,000 2,501,211
Bank of Montreal (Canada)
4.567% due 09/10/27  2,620,000 2,629,481
5.266% due 12/11/26  2,500,000 2,534,405
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,620,000 2,634,713
4.936% (SOFR + 0.760%)
due 09/15/28 § † 2,540,000 2,542,082
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 195,575
5.501% due 08/09/28 † 2,400,000 2,452,086
a
Principal
Amount Value
5.674% due 03/12/28  $ 2,400,000 $ 2,447,097
5.829% due 05/09/27 † 2,700,000 2,724,186
6.496% due 09/13/27  2,400,000 2,448,934
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,879
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 3,000,000 2,940,554
4.792% due 05/09/29 ~ 1,250,000 1,261,978
Brown & Brown, Inc.
4.600% due 12/23/26  749,000 753,183
4.700% due 06/23/28  417,000 421,206
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,670,000 1,696,382
Capital One Financial Corp.
1.878% due 11/02/27  2,560,000 2,494,666
7.149% due 10/29/27  2,070,000 2,132,319
Citigroup, Inc.
1.122% due 01/28/27  2,680,000 2,652,523
1.462% due 06/09/27  2,680,000 2,629,630
3.070% due 02/24/28  2,000,000 1,969,649
Citizens Bank NA
4.575% due 08/09/28  1,250,000 1,257,907
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,539,073
Corebridge Global Funding
5.750% due 07/02/26 ~ 2,060,000 2,085,051
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 974,703
4.298% due 04/01/28 ~ 2,000,000 2,002,339
5.427% due 03/01/28 ~ 1,200,000 1,220,846
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,445,615
5.371% due 09/09/27  2,500,000 2,563,152
5.373% due 01/10/29  1,650,000 1,685,738
5.706% due 02/08/28  2,150,000 2,189,368
7.146% due 07/13/27  150,000 153,224
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,664,000 2,697,018
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 58,744
1.400% due 08/27/27 ~ 60,000 57,111
4.875% due 11/19/27 ~ 2,500,000 2,538,768
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,282,000 1,331,963
Goldman Sachs Bank USA
5.283% due 03/18/27  2,060,000 2,069,626
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 2,011,776
2.640% due 02/24/28  2,060,000 2,017,050
3.691% due 06/05/28  1,060,000 1,052,464
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 778,000 774,148
5.300% due 06/05/27 ~ 1,023,000 1,028,982
5.450% due 01/14/28  2,000,000 2,018,593
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  2,470,000 2,522,438
5.887% due 08/14/27 † 2,600,000 2,635,320
7.390% due 11/03/28  2,500,000 2,655,440
Huntington Bancshares, Inc.
4.443% due 08/04/28  130,000 130,606
Huntington National Bank
5.048% (SOFR + 0.720%)
due 04/12/28 § 1,981,000 1,977,719

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ING Groep NV (Netherlands)
4.858% due 03/25/29  $ 1,716,000 $ 1,739,201
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 387,721
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,525
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,978,000 1,995,313
5.298% (SOFR + 0.970%)
due 01/14/28 ~ § 2,500,000 2,510,217
5.550% due 07/02/27 ~ 650,000 664,438
JPMorgan Chase & Co.
1.578% due 04/22/27  1,398,000 1,378,146
2.069% due 06/01/29  2,770,000 2,628,928
2.182% due 06/01/28  2,280,000 2,210,505
2.947% due 02/24/28  4,100,000 4,036,564
5.012% due 01/23/30  2,480,000 2,541,046
Lloyds Banking Group PLC (United Kingdom)
5.245% (SOFR + 1.060%)
due 06/13/29 § 3,450,000 3,464,775
5.462% due 01/05/28  2,770,000 2,811,955
LPL Holdings, Inc.
4.900% due 04/03/28  833,000 842,207
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,800,000 2,743,453
5.414% due 09/13/28  2,500,000 2,561,077
Morgan Stanley
3.591% due 07/22/28 § 4,580,000 4,532,570
3.772% due 01/24/29  2,580,000 2,557,917
5.173% due 01/16/30  1,540,000 1,583,094
5.656% due 04/18/30  2,440,000 2,548,492
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 196,263
5.333% (SOFR + 1.100%)
due 05/23/29 § 2,440,000 2,451,053
5.583% due 03/01/28  3,500,000 3,566,335
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 2,500,000 2,556,499
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,500,000 2,517,077
5.300% due 01/21/28  2,460,000 2,496,909
6.615% due 10/20/27  2,500,000 2,561,436
RGA Global Funding
4.350% due 08/25/28 ~ 2,450,000 2,453,987
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,835,000 1,867,153
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,616
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,220,000 2,257,691
5.500% due 04/13/29 ~ 576,000 588,302
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,504,713
4.568% due 12/17/26  2,500,000 2,514,359
5.264% due 12/11/26  40,000 40,566
5.532% due 07/17/26  40,000 40,452
Truist Financial Corp.
1.125% due 08/03/27  1,800,000 1,707,714
1.267% due 03/02/27  450,000 444,449
4.123% due 06/06/28  1,000,000 1,000,722
4.873% due 01/26/29  2,460,000 2,497,351
5.435% due 01/24/30  80,000 82,792
6.047% due 06/08/27  2,530,000 2,559,729
a
Principal
Amount Value
U.S. Bancorp
3.100% due 04/27/26  $ 50,000 $ 49,734
5.384% due 01/23/30  1,340,000 1,385,731
6.787% due 10/26/27  2,460,000 2,526,198
U.S. Bank NA
5.161% (SOFR + 0.910%)
due 05/15/28 § 2,200,000 2,209,349
UBS AG (Switzerland)
5.000% due 07/09/27  2,400,000 2,440,972
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 197,999
1.494% due 08/10/27 ~ 2,100,000 2,050,793
6.442% due 08/11/28 ~ 2,600,000 2,701,995
VICI Properties LP
4.750% due 02/15/28  1,540,000 1,553,261
4.750% due 04/01/28  132,000 133,448
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,870,000 2,859,974
Wells Fargo & Co.
2.393% due 06/02/28  2,080,000 2,022,377
3.196% due 06/17/27  2,580,000 2,562,057
3.526% due 03/24/28  1,710,000 1,694,959
4.900% due 01/24/28  1,698,000 1,713,821
5.707% due 04/22/28  2,480,000 2,538,261
6.303% due 10/23/29  2,160,000 2,288,268
Western Union Co.
1.350% due 03/15/26  2,660,000 2,622,322
248,758,773
Industrial - 1.6%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 706,000 710,523
Boeing Co.
2.700% due 02/01/27  2,600,000 2,547,962
3.100% due 05/01/26  500,000 496,740
5.040% due 05/01/27  2,830,000 2,861,284
6.259% due 05/01/27  70,000 72,053
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,603,663
4.500% due 10/08/27  2,500,000 2,516,496
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,502,482
14,311,203
Technology - 1.4%
Broadcom, Inc.
4.150% due 02/15/28  2,040,000 2,045,739
5.050% due 07/12/27  2,440,000 2,482,610
Dell International LLC/EMC Corp.
due 02/15/29 # 579,000 577,743
4.900% due 10/01/26  2,060,000 2,071,983
Marvell Technology, Inc.
1.650% due 04/15/26  500,000 492,763
Micron Technology, Inc.
5.327% due 02/06/29  1,200,000 1,236,717
6.750% due 11/01/29  800,000 869,835
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  549,000 549,911
VMware LLC
1.400% due 08/15/26  1,540,000 1,506,132
11,833,433

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Utilities - 2.7%
AES Corp.
1.375% due 01/15/26  $ 60,000 $ 59,452
5.450% due 06/01/28  2,560,000 2,622,604
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,656
Dominion Energy, Inc.
1.450% due 04/15/26  2,000,000 1,970,140
2.850% due 08/15/26  60,000 59,386
DTE Energy Co.
4.875% due 06/01/28  1,520,000 1,546,739
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ 1,720,000 1,689,055
4.125% due 09/30/28 ~ 701,000 699,295
Exelon Corp.
2.750% due 03/15/27 † 1,560,000 1,529,942
FirstEnergy Corp.
3.900% due 07/15/27  2,500,000 2,485,280
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,110,000 1,122,285
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,114,818
Pacific Gas & Electric Co.
2.100% due 08/01/27  2,500,000 2,403,729
5.450% due 06/15/27  100,000 101,723
Pinnacle West Capital Corp.
4.900% due 05/15/28  345,000 350,670
Southern Co.
5.500% due 03/15/29  2,440,000 2,538,184
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 2,519,000 2,535,366
23,888,324
Total Corporate Bonds & Notes
    (Cost $425,624,601) 429,162,453
MORTGAGE-BACKED SECURITIES - 4.3%
Collateralized Mortgage Obligations - Commercial - 4.2%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § 1,610,000 1,620,721
Benchmark Mortgage Trust
3.042% due 08/15/52  1,460,773 1,430,394
BLP Commercial Mortgage Trust
5.492% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,157
BX Commercial Mortgage Trust
4.935% (SOFR + 0.784%)
due 06/15/38 ~ § 1,787,668 1,786,828
5.443% (SOFR + 1.293%)
due 12/15/39 ~ § 1,647,321 1,653,365
5.542% (SOFR + 1.392%)
due 03/15/41 ~ § 1,873,293 1,876,498
5.592% (SOFR + 1.442%)
due 02/15/39 ~ § 1,354,931 1,357,685
5.594% (SOFR + 1.443%)
due 04/15/40 ~ § 1,257,897 1,262,001
5.912% (SOFR + 1.761%)
due 12/09/40 ~ § 1,288,816 1,292,054
a
Principal
Amount Value
BX Trust
4.900% (SOFR + 0.750%)
due 10/15/26 ~ § $ 96,963 $ 96,864
5.294% (SOFR + 1.144%)
due 03/15/30 ~ § 2,324,932 2,322,577
5.300% (SOFR + 1.150%)
due 02/15/35 ~ § 1,346,000 1,344,653
5.544% (SOFR + 1.393%)
due 03/15/30 ~ § 246,040 245,774
5.592% (SOFR + 1.442%)
due 04/15/41 ~ § 1,091,101 1,095,068
5.641% (SOFR + 1.491%)
due 04/15/37 ~ § 70,889 70,973
CD Mortgage Trust
2.622% due 08/10/49  2,122,478 2,113,505
DBGS Mortgage Trust
4.302% due 10/15/51  1,405,960 1,409,291
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,748
ELP Commercial Mortgage Trust
4.966% (SOFR + 0.815%)
due 11/15/38 ~ § 2,131,242 2,129,778
Extended Stay America Trust
due 10/15/42 # ~ § 1,155,000 1,155,722
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 813,761 814,394
GS Mortgage Securities Trust
4.106% due 07/10/51 § 86,623 86,298
HAVN Trust
due 10/15/27 # ~ § 125,000 125,156
Hilton USA Trust
4.333% due 11/05/38 ~ § 554,000 550,718
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  72,708 72,316
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,579,456 2,424,079
4.238% due 10/15/51 § 1,249,381 1,249,005
SREIT Trust
4.995% (SOFR + 0.845%)
due 11/15/38 ~ § 505,821 505,477
5.344% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,835
TCO Commercial Mortgage Trust
5.393% (SOFR + 1.243%)
due 12/15/39 ~ § 700,000 701,682
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  2,552,015 2,526,135
3.063% due 12/15/52  48,923 47,948
3.933% due 03/15/52  2,729,017 2,713,129
5.270% due 03/15/38 ~ § 464,000 466,114
36,827,942
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 116,428 114,072
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 354,368 346,252
460,324
Total Mortgage-Backed Securities
    (Cost $37,008,995) 37,288,266

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 17.9%
Automobile Other - 1.9%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ $ 760,000 $ 759,039
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,350,000 1,356,057
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  655,000 660,989
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 753,000 758,923
4.910% due 03/15/30 ~ 1,265,000 1,280,823
5.122% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,189
5.522% (SOFR + 1.150%)
due 06/15/28 ~ § 4,099,000 4,120,799
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,620,000 1,636,033
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,691,950 1,707,121
5.038% due 07/25/31 ~ 163,016 164,611
5.121% due 12/29/32 ~ 1,206,696 1,216,491
5.185% due 07/25/31 ~ 683,957 690,342
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,125,000 2,129,194
16,615,611
Automobile Sequential - 6.3%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 2,065,000 2,081,287
4.590% due 03/15/34 ~ 1,660,000 1,670,922
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,100,000 1,097,890
4.770% due 02/20/29 ~ 2,750,000 2,786,170
4.800% due 08/20/29 ~ 305,000 309,328
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,695,000 1,708,826
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,424
CarMax Auto Owner Trust
4.840% due 01/15/30  70,000 71,107
Carvana Auto Receivables Trust
4.040% due 11/11/30  2,010,000 2,007,436
4.550% due 08/12/30  1,215,000 1,226,903
4.640% due 01/10/30  1,630,000 1,641,501
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,450,000 2,476,914
4.510% due 02/22/28 ~ 2,199,000 2,211,204
4.820% due 02/20/29 ~ 1,225,000 1,245,331
5.060% due 03/20/31 ~ 150,000 153,425
5.160% due 09/20/30 ~ 150,000 152,949
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,550,000 2,576,965
4.610% due 08/15/29  30,000 30,364
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  1,305,000 1,324,949
5.122% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,642,818
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  3,270,000 3,300,638
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 146,115
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ $ 100,000 $ 101,507
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  2,575,000 2,604,575
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 1,075,000 1,087,546
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,290,000 2,313,106
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  50,000 50,693
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  250,000 252,081
4.740% due 01/16/29  485,000 487,259
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,450,000 1,462,933
4.750% due 07/22/30 ~ 3,230,000 3,269,206
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,340,000 2,344,252
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 2,235,000 2,260,319
USB Auto Owner Trust
4.490% due 06/17/30 ~ 590,000 596,268
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 126,510
Wheels Fleet Lease Funding 1 LLC
4.410% due 05/18/40 ~ 2,530,000 2,545,883
4.570% due 01/18/40 ~ 2,500,000 2,522,158
World Omni Auto Receivables Trust
4.730% due 03/15/30  1,380,000 1,397,021
World Omni Select Auto Trust
4.080% due 08/15/31  355,000 354,623
54,689,406
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,612
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 3,300,000 3,341,847
5.530% due 05/15/29 ~ 2,200,000 2,225,658
WF Card Issuance Trust
4.340% due 05/15/30  2,230,000 2,255,628
8,005,745
Other Asset-Backed Securities - 8.8%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 459,747 460,749
5.220% due 12/17/29 ~ 24,032 24,055
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,165,000 1,176,583
ARES LIV CLO Ltd. (Cayman)
5.411% (SOFR + 1.100%)
due 07/15/38 ~ § 1,590,000 1,591,620
ARES XXXIV CLO Ltd. (Cayman)
5.237% (SOFR + 1.000%)
due 07/17/38 ~ § 1,700,000 1,700,037
Bain Capital Credit CLO Ltd. (Cayman)
5.335% (SOFR + 1.150%)
due 04/20/34 ~ § 2,440,000 2,444,554
5.482% (SOFR + 1.150%)
due 04/22/35 ~ § 2,000,000 2,003,996
Barings CLO Ltd. (Cayman)
5.465% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,104,084
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 3,076,333 3,094,458

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bowling Green Park CLO LLC
5.269% (SOFR + 1.000%)
due 04/18/35 ~ § $ 679,000 $ 681,587
Buckhorn Park CLO Ltd. (Cayman)
5.399% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,278
CCG Receivables Trust
4.480% due 10/14/32 ~ 165,000 165,979
Cedar Funding VI CLO Ltd. (Cayman)
5.637% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,247
Dext ABS LLC
4.590% due 08/16/27 ~ 580,000 581,247
4.770% due 08/15/35 ~ 815,000 823,775
DLLAA LLC
4.950% due 09/20/29 ~ 1,945,000 1,983,705
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,309
Dryden 68 CLO Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,278
Flatiron CLO 19 Ltd. (Cayman)
5.365% (SOFR + 1.180%)
due 11/16/34 ~ § 2,072,944 2,076,027
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 2,120,000 2,121,864
Flatiron RR CLO 22 LLC
5.228% (SOFR + 0.910%)
due 10/15/34 ~ § 2,400,000 2,398,800
Green Lakes Park CLO LLC
5.268% (SOFR + 0.950%)
due 01/25/38 ~ § 1,166,667 1,167,242
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 179,596 180,326
Harriman Park CLO Ltd. (Cayman)
5.332% (SOFR + 1.000%)
due 07/20/38 ~ § 1,200,000 1,201,782
Hartwick Park CLO Ltd. (Jersey)
5.485% (SOFR + 1.160%)
due 01/20/37 ~ § 750,000 750,829
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 3,200,000 3,224,974
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 2,100,000 2,100,000
Juniper Valley Park CLO Ltd. (Jersey)
due 07/20/36 # ~ § 2,150,000 2,150,000
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 3,240,000 3,290,458
5.260% due 11/15/28 ~ 150,000 152,892
M&T Equipment Notes
4.700% due 12/16/27 ~ 870,000 876,530
Madison Park Funding XLV Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,375
Madison Park Funding XXVII Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 04/20/38 ~ § 2,575,000 2,577,668
Magnetite XXVI Ltd. (Cayman)
5.218% (SOFR + 0.900%)
due 01/25/38 ~ § 1,494,167 1,495,592
Marlette Funding Trust
4.750% due 07/16/35 ~ 157,679 157,958
a
Principal
Amount Value
4.950% due 07/16/35 ~ $ 2,000,000 $ 2,009,747
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 1,553,000 1,554,888
Oportun Issuance Trust
4.490% due 07/08/33 ~ 505,000 507,300
4.880% due 05/09/33 ~ 1,115,000 1,122,981
Palmer Square Loan Funding Ltd. (Cayman)
5.011% (SOFR + 0.800%)
due 02/15/33 ~ § 626,978 623,629
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 2,440,000 2,440,083
5.718% (SOFR + 1.400%)
due 04/15/31 ~ § 2,632,000 2,637,259
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 335,000 337,690
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ 640,000 641,686
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 180,000 181,510
RCKT Trust
4.900% due 07/25/34 ~ 177,698 178,135
Reach ABS Trust
4.930% due 08/18/32 ~ 532,982 535,244
SoFi Consumer Loan Program Trust
4.470% due 08/15/34 ~ 585,000 586,356
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 3,200,000 3,243,743
Upstart Securitization Trust
4.600% due 09/20/35 ~ 2,540,000 2,542,779
Valley Stream Park CLO Ltd. (Jersey)
5.515% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 251,100
Verdant Receivables LLC
4.850% due 03/13/28 ~ 255,000 256,477
Verizon Master Trust
4.510% due 03/20/30  1,925,000 1,942,121
4.620% due 11/20/30  270,000 273,710
4.710% due 01/21/31  1,935,000 1,969,566
Voya CLO Ltd. (Cayman)
5.275% (SOFR + 0.950%)
due 04/20/38 ~ § 2,215,385 2,218,080
5.325% (SOFR + 1.000%)
due 01/20/38 ~ § 1,950,000 1,951,784
75,819,726
Total Asset-Backed Securities
    (Cost $154,222,884) 155,130,488
U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Notes - 9.8%
3.500% due 09/30/26 ‡ 42,091,800 42,007,090
4.250% due 03/15/27 ‡ 42,351,900 42,700,972
84,708,062
Total U.S. Treasury Obligations
    (Cost $84,302,846) 84,708,062

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 16.1%
U.S. Treasury Bills - 16.1%
3.950% due 12/26/25 ‡ $ 85,200,000 $ 84,416,969
4.035% due 10/28/25 ‡ 55,629,700 55,461,159
139,878,128
Total Short-Term Investments
(Cost $139,867,059) 139,878,128
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.6%
    (Cost $841,026,385) 846,167,397
Shares
SECURITIES LENDING COLLATERAL - 1.7%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.990% 3,519,153 3,519,153
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$5,979,287; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $6,098,873) $ 5,978,586 5,978,586
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$5,446,926; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$5,550,590) 5,438,065 5,438,065
11,416,651
Total Securities Lending Collateral
(Cost $14,935,804) 14,935,804
a
TOTAL INVESTMENTS - 99.3%
(Cost $855,962,189) 861,103,201
DERIVATIVES - 1.0% 8,343,555
OTHER ASSETS & LIABILITIES, NET - (0.3%) (2,276,883)
NET ASSETS - 100.0% $ 867,169,873
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/25 104 $ 34,692,456 $ 35,041,500 $ 349,044
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 12/25 951 197,991,528 198,186,915 (195,387)

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of September 30, 2025, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 12/25 76 $ 8,280,901 $ 8,298,844 ( $ 17,943 )
( $ 213,330 )
Total Futures Contracts $ 135,714
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return Index SOFR + 1.080% S BRC 11/17/25 $ 408,240,696 $ 3,741,904 $ – $ 3,741,904
Russell 1000 Growth Total Return Index SOFR + 0.780% S JPM 01/15/26 95,505,802 896,749 – 896,749
S&P 500 Total Return Index SOFR + 0.840% S CIT 07/15/26 216,171,122 2,309,342 – 2,309,342
S&P 500 Total Return Index SOFR + 0.820% S BRC 10/15/26 187,722,159 2,006,884 – 2,006,884
$ 8,954,879 $ – $ 8,954,879
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 1000 Value Total Return Index SOFR + 0.720% S GSC 01/15/26 $ 85,035,783 ( $ 747,038 ) $ – ( $ 747,038 )
a
Total Return Swaps $ 8,207,841 $ – $ 8,207,841
Total Swap Agreements $ 8,207,841 $ – $ 8,207,841

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.1%
Basic Materials - 4.6%
spacing
Air Products & Chemicals, Inc. 75,390 $ 20,560,361
Sherwin-Williams Co. 37,816 13,094,168
33,654,529
Communications - 9.3%
spacing
Alphabet, Inc. Class A  65,246 15,861,303
Amazon.com, Inc. * 61,329 13,466,009
Comcast Corp. Class A  308,477 9,692,347
Meta Platforms, Inc. Class A  12,276 9,015,249
Motorola Solutions, Inc. 30,876 14,119,286
Walt Disney Co. 55,374 6,340,323
68,494,517
Consumer, Cyclical - 4.2%
spacing
Home Depot, Inc. 32,421 13,136,665
O'Reilly Automotive, Inc. * 118,311 12,755,109
Starbucks Corp. 55,297 4,678,126
30,569,900
Consumer, Non-Cyclical - 17.4%
spacing
AstraZeneca PLC ADR (United Kingdom)  95,529 7,328,985
Becton Dickinson & Co. 78,998 14,786,056
CVS Health Corp. 203,562 15,346,539
Haleon PLC ADR 1,137,691 10,205,088
Johnson & Johnson 85,756 15,900,878
McKesson Corp. 20,400 15,759,816
PepsiCo, Inc. 51,577 7,243,474
Procter & Gamble Co. 58,148 8,934,440
Thermo Fisher Scientific, Inc. 34,147 16,561,978
UnitedHealth Group, Inc. 46,531 16,067,154
128,134,408
Energy - 6.7%
spacing
Chevron Corp. 94,492 14,673,663
ConocoPhillips 149,188 14,111,693
Enterprise Products Partners LP 437,601 13,683,783
Exxon Mobil Corp. 60,711 6,845,165
49,314,304
Financial - 24.9%
spacing
American Express Co. 42,095 13,982,275
American Tower Corp. REIT 44,206 8,501,698
Bank of America Corp. 359,572 18,550,319
Berkshire Hathaway, Inc. Class B * 32,244 16,210,349
Capital One Financial Corp. 53,544 11,382,384
Charles Schwab Corp. 200,549 19,146,413
JPMorgan Chase & Co. 121,152 38,214,975
Marsh & McLennan Cos., Inc. 54,519 10,987,214
PNC Financial Services Group, Inc. 47,632 9,570,698
Progressive Corp. 29,358 7,249,958
Travelers Cos., Inc. 63,094 17,617,107
Visa, Inc. Class A  35,164 12,004,286
183,417,676
Industrial - 16.0%
spacing
Boeing Co. * 46,129 9,956,022
Deere & Co. 33,880 15,491,969
Illinois Tool Works, Inc. 27,818 7,253,822
Martin Marietta Materials, Inc. 26,129 16,468,586
a Shares Value
Northrop Grumman Corp. 14,169 $ 8,633,455
Otis Worldwide Corp. 85,475 7,814,979
Parker-Hannifin Corp. 19,486 14,773,311
RTX Corp. 86,428 14,461,997
Veralto Corp. 71,028 7,572,295
XPO, Inc. * 115,381 14,915,302
117,341,738
Technology - 9.0%
spacing
Broadcom, Inc. 51,398 16,956,714
Intel Corp. * 355,623 11,931,152
Microchip Technology, Inc. 236,966 15,217,956
Microsoft Corp. 15,867 8,218,313
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  48,515 13,549,754
65,873,889
Utilities - 7.0%
spacing
Edison International 141,717 7,834,116
Sempra 331,233 29,804,345
WEC Energy Group, Inc. 122,359 14,021,118
51,659,579
Total Common Stocks
    (Cost $590,345,679) 728,460,540
TOTAL INVESTMENTS - 99.1%
(Cost $590,345,679) 728,460,540
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,664,364
NET ASSETS - 100.0% $ 735,124,904

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.1%
Basic Materials - 1.0%
spacing
Celanese Corp. 222,542 $ 9,364,567
Communications - 7.4%
spacing
Chewy, Inc. Class A * 71,950 2,910,377
Coupang, Inc. * (South Korea)  274,318 8,833,040
DoorDash, Inc. Class A * 44,217 12,026,582
Expedia Group, Inc. 48,085 10,278,169
GoDaddy, Inc. Class A * 1,967 269,145
Lyft, Inc. Class A * 59,865 1,317,629
Maplebear, Inc. * 206,994 7,609,099
Reddit, Inc. Class A * 59,755 13,743,052
Robinhood Markets, Inc. Class A * 29,204 4,181,429
TripAdvisor, Inc. * 312,342 5,078,681
Wayfair, Inc. Class A * 24,983 2,231,731
68,478,934
Consumer, Cyclical - 20.4%
spacing
Allison Transmission Holdings, Inc. 187,226 15,891,743
American Airlines Group, Inc. * 347,953 3,910,992
AutoZone, Inc. * 860 3,689,606
Carnival Corp. * 244,534 7,069,478
Carvana Co. * 31,421 11,853,258
Deckers Outdoor Corp. * 84,086 8,523,798
Domino's Pizza, Inc. 13,431 5,798,297
DraftKings, Inc. Class A * 10,730 401,302
Five Below, Inc. * 89,564 13,855,551
Flutter Entertainment PLC * (United Kingdom)  61,401 15,595,854
Hilton Worldwide Holdings, Inc. 12,249 3,177,880
Live Nation Entertainment, Inc. †* 86,791 14,181,649
Norwegian Cruise Line Holdings Ltd. * 216,212 5,325,301
Planet Fitness, Inc. Class A * 22,656 2,351,693
Restaurant Brands International, Inc. (Canada)  4,384 281,190
Royal Caribbean Cruises Ltd. 51,843 16,775,358
Texas Roadhouse, Inc. 52,198 8,672,698
Tractor Supply Co. 24,800 1,410,376
Ulta Beauty, Inc. * 22,345 12,217,129
Viking Holdings Ltd. * 458,435 28,496,319
Williams-Sonoma, Inc. 10,822 2,115,160
WW Grainger, Inc. 3,033 2,890,328
Yum! Brands, Inc. 39,072 5,938,944
190,423,904
Consumer, Non-Cyclical - 19.1%
spacing
10X Genomics, Inc. Class A * 290,558 3,396,623
Affirm Holdings, Inc. * 23,975 1,752,093
Albertsons Cos., Inc. Class A  181,260 3,173,863
Align Technology, Inc. * 34,518 4,322,344
Alnylam Pharmaceuticals, Inc. * 55,961 25,518,216
Booz Allen Hamilton Holding Corp. 18,528 1,851,874
Cardinal Health, Inc. 76,863 12,064,417
Celsius Holdings, Inc. * 19,438 1,117,491
Cencora, Inc. 63,944 19,984,418
Dexcom, Inc. * 227,522 15,309,955
Exelixis, Inc. * 126,522 5,225,359
Fortrea Holdings, Inc. * 66,351 558,675
H&R Block, Inc. 28,385 1,435,429
Halozyme Therapeutics, Inc. * 88,152 6,465,068
IDEXX Laboratories, Inc. * 7,736 4,942,453
Illumina, Inc. * 22,223 2,110,518
Incyte Corp. * 24,438 2,072,587
a Shares Value
Insmed, Inc. * 31,883 $ 4,591,471
Insulet Corp. * 51,531 15,909,166
Medpace Holdings, Inc. * 5,979 3,074,163
Natera, Inc. * 30,534 4,915,058
Quanta Services, Inc. 14,585 6,044,316
Rollins, Inc. 132,083 7,758,555
Sarepta Therapeutics, Inc. * 147,708 2,846,333
Sprouts Farmers Market, Inc. * 49,888 5,427,814
Toast, Inc. Class A * 345,030 12,597,045
Verisk Analytics, Inc. 4,835 1,216,051
WEX, Inc. * 12,597 1,984,405
177,665,760
Energy - 1.9%
spacing
Cheniere Energy, Inc. 39,318 9,238,943
Enphase Energy, Inc. * 33,780 1,195,474
Weatherford International PLC 106,148 7,263,708
17,698,125
Financial - 8.2%
spacing
Allstate Corp. 41,368 8,879,641
Ameriprise Financial, Inc. 75,363 37,022,074
Arch Capital Group Ltd. 53,595 4,862,674
Bank of New York Mellon Corp. 32,798 3,573,670
Equitable Holdings, Inc. 281,181 14,278,371
Simon Property Group, Inc. REIT 15,283 2,868,161
SoFi Technologies, Inc. * 43,199 1,141,318
Western Union Co. † 152,476 1,218,283
XP, Inc. Class A (Brazil)  149,025 2,800,180
76,644,372
Industrial - 13.8%
spacing
Axon Enterprise, Inc. * 8,204 5,887,518
BWX Technologies, Inc. 56,145 10,351,454
Cognex Corp. 101,464 4,596,319
Comfort Systems USA, Inc. 5,890 4,860,310
EMCOR Group, Inc. 36,755 23,873,843
Generac Holdings, Inc. * 73,274 12,266,068
HEICO Corp. 5,057 1,632,501
Howmet Aerospace, Inc. 81,854 16,062,210
Hubbell, Inc. 4,548 1,957,050
Lennox International, Inc. 4,959 2,625,096
Rocket Lab Corp. †* 49,979 2,394,494
Tetra Tech, Inc. 38,454 1,283,594
Trane Technologies PLC 4,306 1,816,960
TransDigm Group, Inc. 9,011 11,876,678
Veralto Corp. 85,701 9,136,584
Vertiv Holdings Co. Class A  119,870 18,083,588
128,704,267
Technology - 24.7%
spacing
Astera Labs, Inc. * 19,250 3,769,150
Bentley Systems, Inc. Class B  5,115 263,320
Cloudflare, Inc. Class A * 92,736 19,900,218
Datadog, Inc. Class A * 14,134 2,012,682
DoubleVerify Holdings, Inc. * 177,880 2,131,003
Dynatrace, Inc. * 130,494 6,322,434
EPAM Systems, Inc. * 23,778 3,585,485
Fair Isaac Corp. * 1,447 2,165,479
Five9, Inc. * 133,044 3,219,665
Guidewire Software, Inc. * 40,724 9,360,819
HubSpot, Inc. * 24,149 11,296,902
Kyndryl Holdings, Inc. * 63,578 1,909,247

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Lumentum Holdings, Inc. * 31,884 $ 5,187,846
MKS, Inc. 52,512 6,499,410
MSCI, Inc. 4,398 2,495,469
NetApp, Inc. 59,392 7,035,576
Nutanix, Inc. Class A * 196,006 14,580,886
Paycom Software, Inc. 58,686 12,214,904
Pure Storage, Inc. Class A * 162,416 13,612,085
ROBLOX Corp. Class A * 243,369 33,711,474
Rubrik, Inc. Class A * 89,980 7,400,855
Teradyne, Inc. 13,403 1,844,789
UiPath, Inc. Class A * 1,119,182 14,974,655
Veeva Systems, Inc. Class A * 38,164 11,369,437
Zscaler, Inc. * 111,293 33,350,061
230,213,851
Utilities - 2.6%
spacing
NRG Energy, Inc. 65,439 10,597,846
Vistra Corp. 70,856 13,882,108
24,479,954
Total Common Stocks
    (Cost $808,686,664) 923,673,734
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $808,686,664) 923,673,734
SECURITIES LENDING COLLATERAL - 2.0%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.990% 4,289,361 4,289,361
Principal
Amount
Repurchase Agreements - 1.5%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$7,287,923; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $7,433,681) $ 7,287,069 7,287,069
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$6,639,049; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$6,765,401) 6,628,248 6,628,248
13,915,317
Total Securities Lending Collateral
(Cost $18,204,678) 18,204,678
a
TOTAL INVESTMENTS - 101.1%
(Cost $826,891,342) 941,878,412
OTHER ASSETS & LIABILITIES, NET - (1.1%) (9,947,901)
NET ASSETS - 100.0% $ 931,930,511

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 49.0%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,500,000 $ 1,454,350
6.665% due 07/15/27 † 955,000 980,294
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,468,000 1,492,010
5.338% due 04/04/27 ~ 569,000 578,049
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,915,062
6,419,765
Communications - 1.3%
AT&T, Inc.
2.950% due 07/15/26  500,000 495,487
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  66,000 61,393
4.200% due 03/15/28  1,920,000 1,911,503
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,470
4.620% due 07/16/28 ~ 200,000 202,010
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,526,542
5.000% due 02/15/29  1,003,000 1,022,378
Sprint LLC
7.625% due 03/01/26  2,000,000 2,004,516
T-Mobile USA, Inc.
2.250% due 02/15/26  2,217,000 2,199,869
2.625% due 04/15/26  500,000 496,008
10,121,176
Consumer, Cyclical - 4.0%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ † 1,620,000 1,620,586
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 2,250,000 2,254,681
5.202% (SOFR + 0.870%)
due 07/09/27 § 2,300,000 2,310,441
AutoZone, Inc.
5.050% due 07/15/26 † 2,780,000 2,801,540
5.125% due 06/15/30  357,000 368,627
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 1,176,000 1,193,076
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 299,610
5.800% due 03/05/27  500,000 505,208
5.850% due 05/17/27  2,200,000 2,228,001
6.950% due 06/10/26  3,175,000 3,216,796
7.350% due 11/04/27  1,820,000 1,898,559
General Motors Financial Co., Inc.
1.500% due 06/10/26  700,000 686,971
2.350% due 02/26/27  1,015,000 989,087
4.000% due 10/06/26  585,000 583,902
5.000% due 07/15/27  1,700,000 1,721,199
5.400% due 05/08/27  2,200,000 2,238,281
5.550% due 07/15/29  615,000 635,279
6.050% due 10/10/25  794,000 794,297
Hyundai Capital America
2.750% due 09/27/26 ~ 2,000,000 1,971,340
5.650% due 06/26/26 ~ 2,000,000 2,019,025
a
Principal
Amount Value
O'Reilly Automotive, Inc.
5.750% due 11/20/26  $ 500,000 $ 508,780
Ross Stores, Inc.
0.875% due 04/15/26  500,000 490,997
31,336,283
Consumer, Non-Cyclical - 4.5%
Altria Group, Inc.
6.200% due 11/01/28  1,168,000 1,234,499
Amgen, Inc.
2.600% due 08/19/26  250,000 246,866
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 386,143
3.215% due 09/06/26  600,000 595,581
3.557% due 08/15/27  2,065,000 2,044,344
4.700% due 04/02/27  600,000 604,195
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  812,000 802,294
5.931% due 02/02/29  2,091,000 2,197,033
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,525,000 1,519,881
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,250,000 2,289,670
Centene Corp.
4.250% due 12/15/27  1,800,000 1,769,071
Cigna Group
3.400% due 03/01/27  2,000,000 1,981,634
CVS Health Corp.
1.300% due 08/21/27  2,220,000 2,103,738
2.875% due 06/01/26  2,590,000 2,566,521
6.250% due 06/01/27  1,530,000 1,578,875
Elevance Health, Inc.
5.150% due 06/15/29  612,000 630,319
HCA, Inc.
4.125% due 06/15/29  847,000 839,889
4.500% due 02/15/27  1,523,000 1,526,193
5.200% due 06/01/28  922,000 944,425
5.250% due 06/15/26  1,516,000 1,519,111
5.625% due 09/01/28  696,000 718,247
Humana, Inc.
1.350% due 02/03/27  843,000 811,651
3.950% due 03/15/27  775,000 772,793
5.750% due 12/01/28  772,000 804,355
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 709,000 713,753
6.125% due 07/27/27 ~ 700,000 722,571
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 994,000 1,010,939
Philip Morris International, Inc.
4.125% due 04/28/28  2,000,000 2,004,161
34,938,752
Energy - 5.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,000,000 1,987,639
5.000% due 12/15/29 ~ 692,000 707,720
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,500,000 1,500,654
Cheniere Energy Partners LP
4.500% due 10/01/29  1,036,000 1,032,977
DCP Midstream Operating LP
5.625% due 07/15/27  2,000,000 2,043,557
Diamondback Energy, Inc.
3.250% due 12/01/26  1,470,000 1,454,987

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.200% due 04/18/27  $ 500,000 $ 507,391
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,181,000 2,215,037
5.300% due 04/05/29  2,550,000 2,633,876
5.900% due 11/15/26  2,340,000 2,381,751
Energy Transfer LP
5.500% due 06/01/27  1,070,000 1,088,980
6.000% due 02/01/29 ~ 600,000 608,565
6.050% due 12/01/26  600,000 611,371
EQT Corp.
3.900% due 10/01/27  2,709,000 2,692,133
Hess Corp.
4.300% due 04/01/27  2,500,000 2,509,324
MPLX LP
4.000% due 03/15/28  295,000 293,688
4.250% due 12/01/27  755,000 755,984
Northwest Pipeline LLC
4.000% due 04/01/27  2,230,000 2,225,718
Occidental Petroleum Corp.
5.000% due 08/01/27  3,180,000 3,217,158
ONEOK, Inc.
4.000% due 07/13/27  2,638,000 2,630,632
4.250% due 09/24/27  500,000 500,758
5.550% due 11/01/26  1,385,000 1,402,979
5.650% due 11/01/28  266,000 275,931
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  818,000 790,035
4.500% due 12/15/26  2,300,000 2,304,685
Western Midstream Operating LP
4.650% due 07/01/26  2,500,000 2,502,601
Williams Cos., Inc.
4.900% due 03/15/29  297,000 302,601
41,178,732
Financial - 28.1%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,039,144
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  500,000 495,984
2.450% due 10/29/26  1,500,000 1,474,148
3.650% due 07/21/27  2,000,000 1,982,595
6.100% due 01/15/27  2,000,000 2,043,571
6.450% due 04/15/27  2,000,000 2,063,620
American Express Co.
5.098% due 02/16/28  2,000,000 2,027,078
American Tower Corp.
3.375% due 10/15/26  500,000 496,505
3.600% due 01/15/28  2,040,000 2,015,515
3.650% due 03/15/27  2,235,000 2,219,283
Aon North America, Inc.
5.125% due 03/01/27  1,662,000 1,685,792
5.150% due 03/01/29  325,000 334,530
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,546,000 1,530,374
5.450% due 09/09/28 ~ 458,000 461,694
5.700% due 03/15/28  1,940,000 1,967,608
Athene Global Funding
1.608% due 06/29/26 ~ 1,800,000 1,766,863
4.950% due 01/07/27 ~ 2,300,000 2,320,637
5.516% due 03/25/27 ~ 1,500,000 1,527,962
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,010,000 971,281
a
Principal
Amount Value
4.950% due 01/15/28 ~ $ 2,744,000 $ 2,772,519
5.500% due 01/15/26 ~ 2,700,000 2,703,769
Bank of America Corp.
3.419% due 12/20/28  955,000 940,594
3.559% due 04/23/27  600,000 597,704
3.705% due 04/24/28  3,021,000 3,001,911
3.824% due 01/20/28  2,680,000 2,667,972
5.202% due 04/25/29  1,014,000 1,039,538
5.819% due 09/15/29  2,501,000 2,615,904
Bank of Montreal (Canada)
4.567% due 09/10/27  2,000,000 2,007,237
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,000,000 2,011,231
4.936% (SOFR + 0.760%)
due 09/15/28 § † 2,300,000 2,301,885
Barclays PLC (United Kingdom)
2.279% due 11/24/27  500,000 488,938
4.837% due 09/10/28  778,000 786,130
5.674% due 03/12/28  2,200,000 2,243,172
5.690% due 03/12/30  670,000 696,248
5.829% due 05/09/27  2,235,000 2,255,020
6.496% due 09/13/27  1,500,000 1,530,584
7.325% due 11/02/26  1,500,000 1,503,487
Blackstone Private Credit Fund
3.250% due 03/15/27  2,000,000 1,962,643
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 495,493
1.675% due 06/30/27 ~ 500,000 490,093
Brown & Brown, Inc.
4.600% due 12/23/26  701,000 704,915
4.700% due 06/23/28  390,000 393,934
Capital One Financial Corp.
1.878% due 11/02/27  3,025,000 2,947,799
4.927% due 05/10/28  287,000 289,995
7.149% due 10/29/27  1,660,000 1,709,976
Citigroup, Inc.
1.462% due 06/09/27  1,071,000 1,050,871
3.070% due 02/24/28  2,721,000 2,679,708
3.520% due 10/27/28  1,500,000 1,480,198
4.542% due 09/19/30  740,000 743,700
5.174% due 02/13/30  622,000 638,155
Citizens Bank NA
4.575% due 08/09/28  2,700,000 2,717,080
Corebridge Financial, Inc.
3.650% due 04/05/27  2,000,000 1,983,651
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,500,000 1,518,241
Crown Castle, Inc.
1.050% due 07/15/26  379,000 369,654
3.700% due 06/15/26  500,000 498,039
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 800,000 779,763
4.298% due 04/01/28 ~ 1,900,000 1,902,222
5.427% due 03/01/28 ~ 2,300,000 2,339,953
Deutsche Bank AG (Germany)
2.129% due 11/24/26  1,500,000 1,494,574
2.311% due 11/16/27  500,000 489,117
5.373% due 01/10/29  1,500,000 1,532,489
5.706% due 02/08/28  2,500,000 2,545,777
7.146% due 07/13/27  2,000,000 2,042,984
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,529,000 2,560,345

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ $ 500,000 $ 475,928
4.875% due 11/19/27 ~ 2,000,000 2,031,014
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,188,000 1,234,300
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,092,000 2,043,027
2.640% due 02/24/28  500,000 489,575
3.691% due 06/05/28  1,522,000 1,511,179
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 707,000 703,499
5.300% due 06/05/27 ~ 956,000 961,591
5.450% due 01/14/28  1,600,000 1,614,874
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,500,000 1,531,845
5.887% due 08/14/27  500,000 506,792
7.336% due 11/03/26  1,500,000 1,503,588
7.390% due 11/03/28  2,100,000 2,230,570
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,511,649
Huntington National Bank
5.048% (SOFR + 0.720%)
due 04/12/28 § 1,878,000 1,874,890
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,626,000 1,647,984
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,519,061
Jackson National Life Global Funding
5.298% (SOFR + 0.970%)
due 01/14/28 ~ § 1,300,000 1,305,313
5.550% due 07/02/27 ~ 2,200,000 2,248,866
JPMorgan Chase & Co.
2.182% due 06/01/28  1,000,000 969,520
2.947% due 02/24/28  2,100,000 2,067,508
4.505% due 10/22/28  420,000 423,704
4.851% due 07/25/28  1,290,000 1,307,342
5.012% due 01/23/30  500,000 512,308
5.040% due 01/23/28  1,985,000 2,007,846
5.571% due 04/22/28  1,704,000 1,741,687
6.087% due 10/23/29  645,000 680,796
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27  1,500,000 1,476,124
5.245% (SOFR + 1.060%)
due 06/13/29 § 2,300,000 2,309,850
5.462% due 01/05/28  2,000,000 2,030,293
LPL Holdings, Inc.
4.900% due 04/03/28  772,000 780,532
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  700,000 685,863
5.414% due 09/13/28  2,500,000 2,561,077
Morgan Stanley
3.591% due 07/22/28 § 600,000 593,787
3.772% due 01/24/29  500,000 495,720
5.042% due 07/19/30  2,377,000 2,436,673
5.173% due 01/16/30  1,845,000 1,896,629
5.652% due 04/13/28  2,890,000 2,955,314
5.656% due 04/18/30  1,667,000 1,741,121
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 944,395
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  2,000,000 1,962,634
3.073% due 05/22/28  700,000 687,855
a
Principal
Amount Value
5.333% (SOFR + 1.100%)
due 05/23/29 § † $ 2,150,000 $ 2,159,739
5.847% due 03/02/27  2,000,000 2,012,215
7.472% due 11/10/26  1,500,000 1,504,747
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,500,000 1,510,246
5.300% due 01/21/28  2,100,000 2,131,508
6.615% due 10/20/27  2,200,000 2,254,064
Realty Income Corp.
3.250% due 06/15/29  563,000 545,969
5.050% due 01/13/26  455,000 455,090
RGA Global Funding
4.350% due 08/25/28 ~ 2,270,000 2,273,694
Royal Bank of Canada (Canada)
4.950% due 02/01/29  131,000 134,682
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,995,000 2,029,956
Santander Holdings USA, Inc.
2.490% due 01/06/28  2,000,000 1,951,872
3.244% due 10/05/26  500,000 495,198
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,030,000 2,064,465
5.500% due 04/13/29 ~ 438,000 447,355
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.316% due 07/09/29  520,000 539,304
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  15,000 15,583
Truist Financial Corp.
1.267% due 03/02/27  2,000,000 1,975,329
4.873% due 01/26/29  2,000,000 2,030,366
5.435% due 01/24/30  1,845,000 1,909,401
6.047% due 06/08/27  1,746,000 1,766,517
U.S. Bancorp
5.384% due 01/23/30  1,659,000 1,715,618
6.787% due 10/26/27  2,000,000 2,053,820
U.S. Bank NA
5.161% (SOFR + 0.910%)
due 05/15/28 § 2,000,000 2,008,499
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,870,000 1,851,473
4.703% due 08/05/27 ~ 2,500,000 2,508,595
6.442% due 08/11/28 ~ 2,481,000 2,578,327
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,393,901
4.750% due 04/01/28  122,000 123,338
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,665,000 2,655,690
Wells Fargo & Co.
2.393% due 06/02/28  700,000 680,608
3.196% due 06/17/27  600,000 595,827
3.526% due 03/24/28  1,449,000 1,436,255
3.584% due 05/22/28  645,000 639,300
4.900% due 01/24/28  1,288,000 1,300,000
5.198% due 01/23/30  1,376,000 1,417,354
5.707% due 04/22/28  2,218,000 2,270,106
6.303% due 10/23/29  2,530,000 2,680,240
Western Union Co.
1.350% due 03/15/26  500,000 492,918
219,772,688
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 654,000 658,190

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ $ 978,000 $ 989,797
Boeing Co.
2.196% due 02/04/26  2,575,000 2,555,823
5.040% due 05/01/27  2,500,000 2,527,636
6.259% due 05/01/27  600,000 617,593
CNH Industrial Capital LLC
1.450% due 07/15/26  600,000 587,292
4.500% due 10/08/27  1,500,000 1,509,898
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,525,903
10,972,132
Technology - 1.3%
Broadcom, Inc.
3.459% due 09/15/26  220,000 219,081
4.000% due 04/15/29 ~ 1,252,000 1,246,627
4.750% due 04/15/29  98,000 100,014
Dell International LLC/EMC Corp.
due 02/15/29 # 528,000 526,854
4.750% due 04/01/28  2,200,000 2,232,806
5.250% due 02/01/28  390,000 398,600
Marvell Technology, Inc.
1.650% due 04/15/26  800,000 788,420
Microchip Technology, Inc.
5.050% due 03/15/29  463,000 473,387
Micron Technology, Inc.
5.327% due 02/06/29 † 1,150,000 1,185,188
6.750% due 11/01/29  750,000 815,470
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  508,000 508,843
VMware LLC
1.400% due 08/15/26  1,483,000 1,450,385
1.800% due 08/15/28  150,000 140,771
3.900% due 08/21/27  208,000 207,281
10,293,727
Utilities - 2.3%
AES Corp.
1.375% due 01/15/26  2,500,000 2,477,184
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 591,042
2.850% due 08/15/26  500,000 494,882
DTE Energy Co.
4.875% due 06/01/28  1,379,000 1,403,259
Duke Energy Corp.
4.850% due 01/05/29  1,084,000 1,105,074
Enel Finance International NV (Italy)
4.125% due 09/30/28 ~ 635,000 633,455
Eversource Energy
2.900% due 03/01/27  1,110,000 1,090,557
5.450% due 03/01/28  515,000 529,117
5.950% due 02/01/29  108,000 113,168
Exelon Corp.
2.750% due 03/15/27  500,000 490,366
5.150% due 03/15/28  960,000 982,480
5.150% due 03/15/29  589,000 606,136
FirstEnergy Corp.
3.900% due 07/15/27  2,140,000 2,127,399
FirstEnergy Transmission LLC
4.550% due 01/15/30  265,000 266,880
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,030,000 1,041,400
a
Principal
Amount Value
Pinnacle West Capital Corp.
4.900% due 05/15/28  $ 316,000 $ 321,194
Sempra
3.400% due 02/01/28  100,000 98,129
Southern California Edison Co.
4.700% due 06/01/27  249,000 250,022
5.150% due 06/01/29  870,000 885,352
5.650% due 10/01/28  247,000 254,903
Southern Co.
5.500% due 03/15/29  1,340,000 1,393,921
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,223,000 1,230,946
WEC Energy Group, Inc.
5.600% due 09/12/26  7,000 7,094
18,393,960
Total Corporate Bonds & Notes
    (Cost $378,862,445) 383,427,215
MORTGAGE-BACKED SECURITIES - 4.2%
Collateralized Mortgage Obligations - Commercial - 4.1%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § 1,475,000 1,484,822
Bank
3.229% due 11/15/50  2,482,209 2,445,721
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 437,856
BFLD Mortgage Trust
5.642% (SOFR + 1.492%)
due 08/15/26 ~ § 407,879 408,412
BMO Mortgage Trust
7.296% due 11/15/56 § 1,000,000 1,073,267
BX Commercial Mortgage Trust
4.935% (SOFR + 0.784%)
due 06/15/38 ~ § 755,748 755,393
5.114% (SOFR + 0.964%)
due 11/15/38 ~ § 330,008 329,894
5.443% (SOFR + 1.293%)
due 12/15/39 ~ § 1,321,870 1,326,720
5.542% (SOFR + 1.392%)
due 03/15/41 ~ § 1,972,629 1,976,004
5.592% (SOFR + 1.442%)
due 02/15/39 ~ § 2,192,947 2,197,404
5.594% (SOFR + 1.443%)
due 04/15/40 ~ § 1,247,914 1,251,985
5.791% (SOFR + 1.641%)
due 05/15/41 ~ § 734,561 736,449
5.841% (SOFR + 1.691%)
due 08/15/39 ~ § 842,576 845,363
5.912% (SOFR + 1.761%)
due 12/09/40 ~ § 1,217,215 1,220,273
BX Trust
5.294% (SOFR + 1.144%)
due 03/15/30 ~ § 222,134 221,908
5.300% (SOFR + 1.150%)
due 02/15/35 ~ § 1,150,000 1,148,849
5.544% (SOFR + 1.393%)
due 03/15/30 ~ § 233,091 232,839
5.592% (SOFR + 1.442%)
due 04/15/41 ~ § 177,698 178,344

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § $ 750,000 $ 770,611
ELM Trust
5.994% due 06/10/39 ~ § 2,040,000 2,058,193
Extended Stay America Trust
due 10/15/42 # ~ § 1,055,000 1,055,659
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 118,059 118,151
GS Mortgage Securities Corp. Trust
5.215% (SOFR + 1.064%)
due 10/15/36 ~ § 500,000 498,000
5.372% due 08/10/41 ~ § 180,000 182,203
HAVN Trust
due 10/15/27 # ~ § 115,000 115,144
Hilton USA Trust
4.333% due 11/05/38 ~ § 750,000 745,556
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,041,279
3.587% due 12/15/50  656,000 647,886
MTN Commercial Mortgage Trust
5.557% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 475,086
OPEN Trust
7.239% (SOFR + 3.089%)
due 11/15/40 ~ § 26,655 26,711
TCO Commercial Mortgage Trust
5.393% (SOFR + 1.243%)
due 12/15/39 ~ § 528,000 529,268
UBS Commercial Mortgage Trust
2.865% due 10/15/52  385,567 376,220
3.460% due 04/15/52  795,557 784,077
Wells Fargo Commercial Mortgage Trust
3.933% due 03/15/52  1,609,438 1,600,068
4.175% due 09/15/61  2,602,983 2,604,678
5.270% due 03/15/38 ~ § 440,000 442,005
32,342,298
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 110,305 108,073
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 326,968 319,479
427,552
Total Mortgage-Backed Securities
    (Cost $32,407,312) 32,769,850
ASSET-BACKED SECURITIES - 18.4%
Automobile Other - 1.8%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 690,000 689,127
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,250,000 1,255,609
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  580,000 585,303
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 715,000 720,624
4.910% due 03/15/30 ~ 1,200,000 1,215,010
5.830% due 06/15/30 ~ 187,000 193,247
Nissan Master Owner Trust Receivables
5.042% (SOFR + 0.670%)
due 02/15/28 ~ § 3,000,000 3,002,956
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  $ 1,230,000 $ 1,242,174
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,588,887 1,603,134
5.038% due 07/25/31 ~ 127,577 128,826
5.121% due 12/29/32 ~ 1,137,987 1,147,224
5.185% due 07/25/31 ~ 531,573 536,535
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,925,000 1,928,799
14,248,568
Automobile Sequential - 8.1%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,900,000 1,914,985
4.590% due 03/15/34 ~ 1,465,000 1,474,639
5.300% due 11/15/32 ~ 216,938 218,382
5.540% due 04/15/33 ~ 334,222 336,948
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,000,000 998,083
4.770% due 02/20/29 ~ 2,400,000 2,431,566
4.800% due 08/20/29 ~ 270,000 273,831
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,585,000 1,597,929
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,140,000 1,149,679
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,820,000 1,817,678
4.550% due 08/12/30  1,135,000 1,146,119
4.640% due 01/10/30  1,230,000 1,238,679
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 501,750 508,229
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,274,717
4.510% due 02/22/28 ~ 2,008,000 2,019,144
4.980% due 08/21/28 ~ 291,000 295,589
5.060% due 03/20/31 ~ 95,000 97,170
5.160% due 09/20/30 ~ 50,000 50,983
5.230% due 03/20/30 ~ 359,352 362,507
5.420% due 10/22/29 ~ 1,661,000 1,683,986
5.500% due 04/22/30 ~ 1,930,000 1,966,545
5.510% due 01/22/29 ~ 220,744 221,376
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,400,000 2,425,378
4.610% due 08/15/29  635,000 642,713
5.280% due 02/15/36 ~ 1,146,000 1,183,537
5.530% due 09/15/28  1,229,979 1,243,304
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 728,147
4.630% due 04/15/30  1,150,000 1,167,579
5.122% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,203,561
GM Financial Consumer Automobile Receivables
Trust
4.850% due 12/18/28  556,000 559,640
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,448,485
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,898,027
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,140,000 2,161,592
5.480% due 04/17/28  934,284 941,326
5.540% due 10/16/28  2,306,331 2,331,297

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Navistar Financial Dealer Note Master Owner
Trust
5.590% due 04/25/29 ~ $ 554,000 $ 558,207
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  1,729,305 1,744,299
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ 617,302 623,030
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,570,000 1,583,070
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,365,000 1,377,175
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,120,000 2,123,852
USB Auto Owner Trust
4.490% due 06/17/30 ~ 550,000 555,843
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,864,194
5.480% due 12/20/28  2,152,000 2,184,268
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,430,903 1,435,823
Wheels Fleet Lease Funding 1 LLC
4.410% due 05/18/40 ~ 2,280,000 2,294,314
4.570% due 01/18/40 ~ 2,400,000 2,421,272
World Omni Select Auto Trust
4.080% due 08/15/31  320,000 319,660
63,098,357
Credit Card Bullet - 0.3%
WF Card Issuance Trust
4.340% due 05/15/30  2,085,000 2,108,962
Other Asset-Backed Securities - 8.2%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 421,959 422,879
5.220% due 12/17/29 ~ 398,938 399,317
Allegro CLO XIII Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/20/38 ~ § 1,995,000 1,997,032
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 985,000 994,793
Bain Capital Credit CLO Ltd. (Cayman)
5.335% (SOFR + 1.150%)
due 04/20/34 ~ § 2,250,000 2,254,200
5.482% (SOFR + 1.150%)
due 04/22/35 ~ § 1,900,000 1,903,796
Barings CLO Ltd. (Cayman)
5.465% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,502,490
Bowling Green Park CLO LLC
5.269% (SOFR + 1.000%)
due 04/18/35 ~ § 639,000 641,435
Buckhorn Park CLO Ltd. (Cayman)
5.399% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,567,744
CCG Receivables Trust
4.480% due 10/14/32 ~ 155,000 155,919
Cedar Funding VI CLO Ltd. (Cayman)
5.637% (SOFR + 1.312%)
due 04/20/34 ~ § 2,700,000 2,704,441
CNH Equipment Trust
4.770% due 06/15/29  610,878 616,369
5.190% due 09/17/29  918,000 933,130
Dext ABS LLC
4.590% due 08/16/27 ~ 550,000 551,182
a
Principal
Amount Value
4.770% due 08/15/35 ~ $ 775,000 $ 783,344
Dryden 68 CLO Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,422,579
Flatiron CLO 19 Ltd. (Cayman)
5.365% (SOFR + 1.180%)
due 11/16/34 ~ § 1,990,026 1,992,986
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 1,982,000 1,983,742
Flatiron RR CLO 22 LLC
5.228% (SOFR + 0.910%)
due 10/15/34 ~ § 2,300,000 2,298,850
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 169,619 170,308
Hartwick Park CLO Ltd. (Jersey)
5.485% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,249,380
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,900,000 1,914,828
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 1,520,000 1,520,000
Juniper Valley Park CLO Ltd. (Jersey)
due 07/20/36 # ~ § 2,350,000 2,350,000
M&T Equipment Notes
4.700% due 12/16/27 ~ 800,000 806,005
Madison Park Funding XLV Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § 1,413,000 1,415,120
Madison Park Funding XXIII Ltd. (Cayman)
5.545% (SOFR + 1.232%)
due 07/27/31 ~ § 2,169,884 2,171,110
Madison Park Funding XXVII Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 04/20/38 ~ § 1,500,000 1,501,554
Magnetite XXVI Ltd. (Cayman)
5.218% (SOFR + 0.900%)
due 01/25/38 ~ § 1,127,500 1,128,576
Marlette Funding Trust
4.750% due 07/16/35 ~ 141,911 142,162
4.950% due 07/16/35 ~ 1,900,000 1,909,260
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 205,398
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 1,424,000 1,425,731
Oportun Issuance Trust
4.490% due 07/08/33 ~ 465,000 467,118
4.880% due 05/09/33 ~ 1,040,000 1,047,444
Palmer Square Loan Funding Ltd. (Cayman)
5.011% (SOFR + 0.800%)
due 02/15/33 ~ § 596,143 592,959
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 2,260,000 2,260,077
5.418% (SOFR + 1.100%)
due 04/15/31 ~ § 712,186 712,962
5.718% (SOFR + 1.400%)
due 04/15/31 ~ § 2,250,000 2,254,496
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 255,000 257,048
PFS Financing Corp. (Cayman)
5.270% due 05/15/28 ~ 2,600,000 2,617,256

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ $ 580,000 $ 581,528
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 135,000 136,133
RCKT Trust
4.900% due 07/25/34 ~ 161,168 161,564
Reach ABS Trust
4.930% due 08/18/32 ~ 492,672 494,763
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 115,618
SoFi Consumer Loan Program Trust
4.470% due 08/15/34 ~ 540,000 541,252
Upstart Securitization Trust
4.600% due 09/20/35 ~ 2,300,000 2,302,517
Valley Stream Park CLO Ltd. (Jersey)
5.515% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 912,999
Verdant Receivables LLC
4.850% due 03/13/28 ~ 240,000 241,390
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,779,112
4.830% due 12/22/31 ~ 358,000 366,855
5.000% due 12/20/28  2,650,000 2,654,989
64,533,740
Total Asset-Backed Securities
    (Cost $142,985,930) 143,989,627
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 38,637,600 38,559,842
4.250% due 03/15/27 ‡ 38,890,900 39,211,446
77,771,288
Total U.S. Treasury Obligations
    (Cost $77,314,923) 77,771,288
SHORT-TERM INVESTMENTS - 16.9%
U.S. Treasury Bills - 16.9%
3.950% due 12/26/25 ‡ 62,000,000 61,430,189
4.035% due 10/28/25 ‡ 71,002,200 70,787,085
132,217,274
Total Short-Term Investments
(Cost $132,205,414) 132,217,274
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $763,776,024) 770,175,254
Shares
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.990% 1,612,231 1,612,231
Principal
Amount Value
Repurchase Agreements - 0.6%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$2,739,294; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,794,080) $ 2,738,973 $ 2,738,973
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$2,495,403; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$2,542,895) 2,491,343 2,491,343
5,230,316
Total Securities Lending Collateral
(Cost $6,842,547) 6,842,547
a
TOTAL INVESTMENTS - 99.2%
(Cost $770,618,571) 777,017,801
DERIVATIVES - (0.1%) (1,009,572)
OTHER ASSETS & LIABILITIES, NET - 0.9% 7,035,806
NET ASSETS - 100.0% $ 783,044,035

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
(b) As of September 30, 2025, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/25 831 $ 173,008,460 $ 173,179,102 ( $ 170,642 )
CBOT 5 Year U.S. Treasury Notes 12/25 135 14,709,494 14,741,367 (31,873)
CME E-Mini Standard & Poor's MidCap 400 Index 12/25 78 25,736,810 25,632,360 104,450
Total Futures Contracts ( $ 98,065 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Growth Total Return Index SOFR + 0.460% S MSC 01/15/26 $ 81,181,371 ( $ 1,290,665 ) $ – ( $ 1,290,665 )
Russell Midcap Total Return Index SOFR + 0.540% S MSC 04/15/26 319,234,397 360,507 – 360,507
Russell Midcap Total Return Index SOFR + 0.490% S MSC 07/15/26 162,535,455 186,935 – 186,935
Russell Midcap Total Return Index SOFR + 0.530% S MSC 07/15/26 161,963,248 183,578 – 183,578
Russell Midcap Total Return Index SOFR + 0.540% S BRC 10/15/26 162,564,066 183,582 – 183,582
( $ 376,063 ) $ – ( $ 376,063 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Value Total Return Index SOFR + 0.470% S BRC 01/15/26 $ 79,702,941 ( $ 535,444 ) $ – ( $ 535,444 )
a
Total Return Swaps ( $ 911,507 ) $ – ( $ 911,507 )
Total Swap Agreements ( $ 911,507 ) $ – ( $ 911,507 )

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 3.4%
spacing
CF Industries Holdings, Inc. 36,879 $ 3,308,046
Commercial Metals Co. 36,891 2,113,117
DuPont de Nemours, Inc. 25,816 2,011,066
Freeport-McMoRan, Inc. 25,480 999,326
Reliance, Inc. 11,825 3,320,815
11,752,370
Communications - 4.3%
spacing
CDW Corp. 22,228 3,540,476
eBay, Inc. 45,382 4,127,493
Gen Digital, Inc. 86,348 2,451,420
InterDigital, Inc. † 8,732 3,014,548
Maplebear, Inc. * 36,936 1,357,767
14,491,704
Consumer, Cyclical - 13.6%
spacing
Allison Transmission Holdings, Inc. 11,829 1,004,046
AutoZone, Inc. * 1,326 5,688,858
Boyd Gaming Corp. 29,483 2,548,805
Cavco Industries, Inc. * 3,074 1,785,164
Churchill Downs, Inc. 12,890 1,250,459
Darden Restaurants, Inc. 6,326 1,204,217
DR Horton, Inc. 16,531 2,801,509
Gentex Corp. 60,628 1,715,772
Harley-Davidson, Inc. 41,258 1,151,098
LKQ Corp. 55,034 1,680,738
Marriott International, Inc. Class A  5,151 1,341,527
MRC Global, Inc. * 35,300 509,026
MSC Industrial Direct Co., Inc. Class A  18,122 1,669,761
NVR, Inc. * 457 3,671,840
Ralph Lauren Corp. 7,352 2,305,293
RB Global, Inc. (Canada)  27,139 2,940,782
Resideo Technologies, Inc. * 53,021 2,289,447
Ross Stores, Inc. 14,100 2,148,699
Somnigroup International, Inc. 52,625 4,437,866
Williams-Sonoma, Inc. 13,388 2,616,685
Wyndham Hotels & Resorts, Inc. 19,188 1,533,121
46,294,713
Consumer, Non-Cyclical - 14.3%
spacing
Cencora, Inc. 14,438 4,512,308
Centene Corp. * 51,792 1,847,939
Coca-Cola Consolidated, Inc. 19,479 2,282,160
Coca-Cola Europacific Partners PLC (United
Kingdom)  19,291 1,744,099
Equifax, Inc. 8,689 2,228,989
GE HealthCare Technologies, Inc. 24,062 1,807,056
H&R Block, Inc. 39,869 2,016,175
ICON PLC * 6,756 1,182,300
IQVIA Holdings, Inc. * 14,208 2,698,668
Lamb Weston Holdings, Inc. 21,296 1,236,872
McKesson Corp. 2,780 2,147,661
Primo Brands Corp. 49,980 1,104,558
Qiagen NV 41,360 1,847,965
Quest Diagnostics, Inc. 11,702 2,230,167
Solventum Corp. * 42,717 3,118,341
STERIS PLC 6,520 1,613,309
Sysco Corp. 35,494 2,922,576
Tenet Healthcare Corp. * 18,109 3,676,851
TriNet Group, Inc. 14,628 978,467
a Shares Value
U.S. Foods Holding Corp. * 52,610 $ 4,030,978
Valvoline, Inc. * 56,885 2,042,740
WEX, Inc. * 8,971 1,413,202
48,683,381
Energy - 5.9%
spacing
Diamondback Energy, Inc. 14,582 2,086,684
DNOW, Inc. * 38,011 579,668
EQT Corp. 46,415 2,526,368
Marathon Petroleum Corp. 22,662 4,367,874
Permian Resources Corp. 170,811 2,186,381
Phillips 66 11,793 1,604,084
Range Resources Corp. 81,113 3,053,093
TechnipFMC PLC (United Kingdom)  96,324 3,799,982
20,204,134
Financial - 23.6%
spacing
Affiliated Managers Group, Inc. 11,890 2,834,933
Ameriprise Financial, Inc. 12,209 5,997,671
Brown & Brown, Inc. 16,135 1,513,302
BXP, Inc. REIT 35,963 2,673,489
Carlyle Group, Inc. 63,368 3,973,174
Credit Acceptance Corp. * 3,451 1,611,375
East West Bancorp, Inc. 31,516 3,354,878
EastGroup Properties, Inc. REIT 12,365 2,092,900
Equitable Holdings, Inc. 35,892 1,822,596
Equity LifeStyle Properties, Inc. REIT 29,766 1,806,796
Equity Residential REIT 24,983 1,617,149
Essex Property Trust, Inc. REIT 6,650 1,779,939
Evercore, Inc. Class A  11,665 3,934,838
Extra Space Storage, Inc. REIT 10,387 1,463,944
Fifth Third Bancorp 54,854 2,443,746
First American Financial Corp. 35,023 2,249,877
Huntington Bancshares, Inc. 222,405 3,840,934
Lamar Advertising Co. Class A REIT 23,553 2,883,358
LPL Financial Holdings, Inc. 15,688 5,219,241
Markel Group, Inc. * 1,950 3,727,152
Regency Centers Corp. REIT 36,030 2,626,587
RenaissanceRe Holdings Ltd. (Bermuda)  4,976 1,263,556
Rocket Cos., Inc. Class A † 137,073 2,656,475
Simon Property Group, Inc. REIT 25,079 4,706,576
SLM Corp. 44,991 1,245,351
Stifel Financial Corp. 23,619 2,680,048
Synchrony Financial 39,937 2,837,524
Travelers Cos., Inc. 7,228 2,018,202
VICI Properties, Inc. REIT 46,140 1,504,625
Voya Financial, Inc. 27,617 2,065,752
80,445,988
Industrial - 21.5%
spacing
3M Co. 13,801 2,141,639
Allegion PLC 27,037 4,795,012
AMETEK, Inc. 10,530 1,979,640
Arrow Electronics, Inc. * 14,092 1,705,132
Ball Corp. 39,229 1,977,926
Builders FirstSource, Inc. * 17,214 2,087,198
Dover Corp. 8,589 1,432,903
Expeditors International of Washington, Inc. 26,596 3,260,404
Flex Ltd. * 45,505 2,637,925
Frontdoor, Inc. * 44,992 3,027,512
Generac Holdings, Inc. * 19,079 3,193,825
Howmet Aerospace, Inc. 20,098 3,943,831
ITT, Inc. 7,151 1,278,313

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Jabil, Inc. 7,802 $ 1,694,360
Keysight Technologies, Inc. * 21,470 3,755,532
L3Harris Technologies, Inc. 7,780 2,376,090
Landstar System, Inc. 13,163 1,613,257
Lincoln Electric Holdings, Inc. 8,721 2,056,673
Louisiana-Pacific Corp. 11,543 1,025,480
Masco Corp. 53,629 3,774,945
Masterbrand, Inc. * 70,666 930,671
Old Dominion Freight Line, Inc. 21,230 2,988,759
Packaging Corp. of America 17,079 3,722,026
Parker-Hannifin Corp. 1,708 1,294,920
TE Connectivity PLC (Switzerland)  13,013 2,856,744
Textron, Inc. 52,837 4,464,198
TopBuild Corp. * 7,043 2,752,827
UFP Industries, Inc. 19,037 1,779,769
Watts Water Technologies, Inc. Class A  9,313 2,600,935
73,148,446
Technology - 7.5%
spacing
CACI International, Inc. Class A * 5,524 2,755,261
Check Point Software Technologies Ltd. * (Israel)  16,093 3,329,803
Dell Technologies, Inc. Class C  13,412 1,901,419
Leidos Holdings, Inc. 11,855 2,240,121
Microchip Technology, Inc. 56,978 3,659,127
NetApp, Inc. 26,789 3,173,425
Seagate Technology Holdings PLC 13,947 3,292,329
SS&C Technologies Holdings, Inc. 27,974 2,482,972
Zebra Technologies Corp. Class A * 9,728 2,890,772
25,725,229
Utilities - 3.9%
spacing
CenterPoint Energy, Inc. 35,736 1,386,557
DTE Energy Co. 26,258 3,713,669
Entergy Corp. 25,076 2,336,833
FirstEnergy Corp. 40,759 1,867,577
NRG Energy, Inc. 7,873 1,275,032
OGE Energy Corp. 59,108 2,734,927
13,314,595
Total Common Stocks
    (Cost $292,984,918) 334,060,560
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $292,984,918) 334,060,560
SECURITIES LENDING COLLATERAL - 1.7%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.990% 1,385,078 1,385,078
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$2,353,345; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,400,412) $ 2,353,069 2,353,069
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$2,143,817; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$2,184,617) $ 2,140,329 $ 2,140,329
4,493,398
Total Securities Lending Collateral
(Cost $5,878,476) 5,878,476
a
TOTAL INVESTMENTS - 99.7%
(Cost $298,863,394) 339,939,036
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,091,468
NET ASSETS - 100.0% $ 341,030,504

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.2%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 557,501
6.665% due 07/15/27  350,000 359,270
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,319,000 1,340,573
5.338% due 04/04/27 ~ 1,400,000 1,422,263
Mosaic Co.
4.050% due 11/15/27  600,000 598,457
4,278,064
Communications - 0.9%
AT&T, Inc.
2.950% due 07/15/26  575,000 569,809
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  565,000 556,376
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,470
4.620% due 07/16/28 ~ 1,960,000 1,979,697
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 73,863
Sprint Capital Corp.
6.875% due 11/15/28  1,300,000 1,398,597
Sprint LLC
7.625% due 03/01/26  1,000,000 1,002,258
T-Mobile USA, Inc.
2.625% due 04/15/26  590,000 585,290
6,367,360
Consumer, Cyclical - 2.8%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 946,000 946,343
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 1,250,000 1,252,600
5.202% (SOFR + 0.870%)
due 07/09/27 § 1,250,000 1,255,675
AutoZone, Inc.
3.125% due 04/21/26  75,000 74,567
5.050% due 07/15/26  1,220,000 1,229,453
5.125% due 06/15/30  1,195,000 1,233,918
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 798,000 809,587
Dollar General Corp.
4.625% due 11/01/27  25,000 25,217
Ford Motor Credit Co. LLC
5.800% due 03/05/27  1,800,000 1,818,750
5.850% due 05/17/27  1,500,000 1,519,091
6.950% due 06/10/26  1,000,000 1,013,164
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 495,909
1.500% due 06/10/26  800,000 785,110
2.350% due 02/26/27  500,000 487,235
5.000% due 04/09/27  2,100,000 2,120,026
5.000% due 07/15/27  1,000,000 1,012,470
5.400% due 05/08/27  1,900,000 1,933,061
6.000% due 01/09/28  100,000 103,594
Hyundai Capital America
2.750% due 09/27/26 ~ 1,275,000 1,256,729
5.650% due 06/26/26 ~ 600,000 605,708
a
Principal
Amount Value
O'Reilly Automotive, Inc.
5.750% due 11/20/26  $ 500,000 $ 508,780
Ross Stores, Inc.
0.875% due 04/15/26  575,000 564,646
21,051,633
Consumer, Non-Cyclical - 3.8%
Altria Group, Inc.
2.625% due 09/16/26  20,000 19,750
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  1,475,000 1,464,136
3.557% due 08/15/27  600,000 593,998
4.700% due 04/02/27  2,520,000 2,537,620
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  600,000 592,828
5.931% due 02/02/29  1,100,000 1,155,780
Bayer U.S. Finance II LLC (Germany)
4.250% due 12/15/25 ~ 800,000 799,352
4.375% due 12/15/28 ~ 800,000 797,315
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,150,000 1,170,276
Campbell's Co.
5.300% due 03/20/26  20,000 20,073
Centene Corp.
4.250% due 12/15/27  1,375,000 1,351,374
Cigna Group
3.400% due 03/01/27  1,300,000 1,288,062
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 594,268
CVS Health Corp.
1.300% due 08/21/27  2,400,000 2,274,312
2.875% due 06/01/26  1,600,000 1,585,496
6.250% due 06/01/27  2,110,000 2,177,402
HCA, Inc.
3.125% due 03/15/27  1,075,000 1,060,380
4.500% due 02/15/27  600,000 601,258
5.200% due 06/01/28  1,800,000 1,843,780
5.250% due 06/15/26  900,000 901,847
Humana, Inc.
1.350% due 02/03/27  725,000 698,039
3.950% due 03/15/27  1,100,000 1,096,867
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 393,000 395,635
6.125% due 07/27/27 ~ 1,800,000 1,858,039
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 543,000 552,253
Philip Morris International, Inc.
4.125% due 04/28/28  1,100,000 1,102,289
28,532,429
Energy - 4.2%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,175,000 1,167,738
5.000% due 12/15/29 ~ 1,592,000 1,628,165
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,020,000 1,020,444
DCP Midstream Operating LP
5.625% due 07/15/27  1,284,000 1,311,964
Diamondback Energy, Inc.
5.200% due 04/18/27  1,175,000 1,192,370
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 660,144
5.300% due 04/05/29  2,460,000 2,540,916
5.900% due 11/15/26  2,530,000 2,575,141

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Energy Transfer LP
6.000% due 02/01/29 ~ $ 1,000,000 $ 1,014,274
6.050% due 12/01/26  875,000 891,583
EQT Corp.
3.125% due 05/15/26 ~ 1,100,000 1,090,140
3.900% due 10/01/27  1,452,000 1,442,960
Hess Corp.
4.300% due 04/01/27  1,200,000 1,204,476
MPLX LP
4.250% due 12/01/27  1,370,000 1,371,785
Northwest Pipeline LLC
4.000% due 04/01/27  840,000 838,387
Occidental Petroleum Corp.
5.000% due 08/01/27  1,520,000 1,537,761
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,296,369
4.250% due 09/24/27  2,550,000 2,553,866
5.550% due 11/01/26  730,000 739,477
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  1,541,000 1,488,317
4.500% due 12/15/26  1,250,000 1,252,546
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/28  900,000 897,702
Western Midstream Operating LP
4.650% due 07/01/26  1,300,000 1,301,352
Williams Cos., Inc.
4.900% due 03/15/29  700,000 713,202
31,731,079
Financial - 28.9%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,200,000 2,243,058
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
due 11/15/30 # 421,000 419,117
1.750% due 01/30/26  750,000 743,976
2.450% due 10/29/26  500,000 491,383
3.650% due 07/21/27  1,200,000 1,189,557
6.100% due 01/15/27  2,500,000 2,554,463
6.450% due 04/15/27  2,450,000 2,527,935
Air Lease Corp.
2.200% due 01/15/27  15,000 14,597
American Express Co.
5.098% due 02/16/28  1,150,000 1,165,570
5.389% due 07/28/27  1,150,000 1,161,221
American Tower Corp.
1.600% due 04/15/26  500,000 493,311
3.375% due 10/15/26  500,000 496,506
3.600% due 01/15/28  2,600,000 2,568,793
Aon North America, Inc.
5.125% due 03/01/27  600,000 608,589
5.150% due 03/01/29  700,000 720,528
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 882,000 873,085
5.450% due 09/09/28 ~ 1,353,000 1,363,913
5.700% due 03/15/28  773,000 784,000
Athene Global Funding
1.608% due 06/29/26 ~ 1,215,000 1,192,632
4.860% due 08/27/26 ~ 500,000 503,390
4.950% due 01/07/27 ~ 800,000 807,178
5.516% due 03/25/27 ~ 2,450,000 2,495,671
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 115,000 113,831
a
Principal
Amount Value
3.250% due 02/15/27 ~ $ 500,000 $ 491,886
4.950% due 01/15/28 ~ 2,328,000 2,352,195
6.375% due 05/04/28 ~ 2,170,000 2,264,186
Bank of America Corp.
3.559% due 04/23/27  1,975,000 1,967,443
3.824% due 01/20/28  2,600,000 2,588,331
4.948% due 07/22/28  2,500,000 2,536,387
5.202% due 04/25/29  2,500,000 2,562,964
5.819% due 09/15/29  1,250,000 1,307,429
Bank of Montreal (Canada)
4.567% due 09/10/27  2,590,000 2,599,372
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,200,000 1,206,739
4.936% (SOFR + 0.760%)
due 09/15/28 § 1,310,000 1,311,074
5.350% due 12/07/26  20,000 20,301
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,200,000 1,173,450
4.837% due 09/10/28  2,100,000 2,121,945
5.501% due 08/09/28  1,400,000 1,430,383
5.674% due 03/12/28  2,300,000 2,345,135
5.829% due 05/09/27  1,400,000 1,412,541
7.385% due 11/02/28  1,200,000 1,272,876
Blackstone Private Credit Fund
3.250% due 03/15/27  575,000 564,260
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 495,493
1.675% due 06/30/27 ~ 1,000,000 980,185
4.792% due 05/09/29 ~ 2,050,000 2,069,645
Brown & Brown, Inc.
4.600% due 12/23/26  382,000 384,133
4.700% due 06/23/28  213,000 215,149
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  2,260,000 2,295,703
Capital One Financial Corp.
1.878% due 11/02/27  1,375,000 1,339,908
7.149% due 10/29/27  2,485,000 2,559,814
Citigroup, Inc.
1.122% due 01/28/27  1,300,000 1,286,672
1.462% due 06/09/27  1,300,000 1,275,567
3.070% due 02/24/28  2,600,000 2,560,544
5.174% due 02/13/30  1,100,000 1,128,570
Citizens Bank NA
4.575% due 08/09/28  2,500,000 2,515,814
Corebridge Financial, Inc.
3.650% due 04/05/27  2,575,000 2,553,951
Corebridge Global Funding
5.750% due 07/02/26 ~ 675,000 683,209
Crown Castle, Inc.
3.700% due 06/15/26  1,100,000 1,095,687
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 974,703
4.298% due 04/01/28 ~ 2,100,000 2,102,456
5.427% due 03/01/28 ~ 2,200,000 2,238,217
Deutsche Bank AG (Germany)
2.129% due 11/24/26  300,000 298,915
2.311% due 11/16/27  600,000 586,940
2.552% due 01/07/28  500,000 489,123
5.373% due 01/10/29  2,490,000 2,543,931
5.706% due 02/08/28  1,350,000 1,374,720
7.146% due 07/13/27  2,150,000 2,196,208
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,360,000 1,376,856

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ $ 75,000 $ 73,430
1.400% due 08/27/27 ~ 875,000 832,874
4.875% due 11/19/27 ~ 1,800,000 1,827,913
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,351,000 1,403,652
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,175,000 1,147,494
2.640% due 02/24/28  2,675,000 2,619,228
3.691% due 06/05/28  2,410,000 2,392,865
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 1,803,000 1,794,072
5.300% due 06/05/27 ~ 528,000 531,088
5.450% due 01/14/28  1,150,000 1,160,691
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  2,180,000 2,226,281
5.887% due 08/14/27  2,100,000 2,128,528
7.390% due 11/03/28  2,100,000 2,230,569
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,560,000 2,571,929
Huntington National Bank
5.048% (SOFR + 0.720%)
due 04/12/28 § 1,011,000 1,009,326
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,582,000 1,603,389
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 198,831
Jackson Financial, Inc.
5.170% due 06/08/27  1,550,000 1,569,697
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,116,000 1,125,768
5.298% (SOFR + 0.970%)
due 01/14/28 ~ § 650,000 652,657
5.550% due 07/02/27 ~ 1,200,000 1,226,654
JPMorgan Chase & Co.
1.578% due 04/22/27  1,280,000 1,261,822
2.069% due 06/01/29  1,400,000 1,328,700
2.182% due 06/01/28  2,600,000 2,520,752
2.947% due 02/24/28  1,300,000 1,279,886
5.012% due 01/23/30  2,500,000 2,561,538
6.087% due 10/23/29  2,400,000 2,533,193
Lloyds Banking Group PLC (United Kingdom)
5.245% (SOFR + 1.060%)
due 06/13/29 § 1,300,000 1,305,568
5.462% due 01/05/28  2,530,000 2,568,320
5.871% due 03/06/29  1,500,000 1,556,590
LPL Holdings, Inc.
4.900% due 04/03/28  1,223,000 1,236,517
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,200,000 2,155,570
5.414% due 09/13/28  2,560,000 2,622,543
Morgan Stanley
3.591% due 07/22/28 § 1,700,000 1,682,395
3.772% due 01/24/29  2,600,000 2,577,746
5.173% due 01/16/30  2,460,000 2,528,839
5.656% due 04/18/30  2,450,000 2,558,936
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  700,000 686,922
3.073% due 05/22/28  2,600,000 2,554,889
5.333% (SOFR + 1.100%)
due 05/23/29 § 1,260,000 1,265,708
5.516% due 09/30/28  600,000 615,194
5.583% due 03/01/28  2,500,000 2,547,382
a
Principal
Amount Value
5.847% due 03/02/27  $ 700,000 $ 704,275
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,580,000 2,597,623
5.300% due 01/21/28  1,275,000 1,294,130
6.615% due 10/20/27  2,410,000 2,469,224
RGA Global Funding
4.350% due 08/25/28 ~ 2,360,000 2,363,840
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,778,000 1,809,154
Santander Holdings USA, Inc.
3.244% due 10/05/26  550,000 544,718
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,120,000 1,139,015
5.500% due 04/13/29 ~ 1,300,000 1,327,766
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 601,131
5.264% due 12/11/26  550,000 557,777
5.532% due 07/17/26  50,000 50,565
Truist Financial Corp.
1.267% due 03/02/27  612,000 604,451
4.873% due 01/26/29  2,475,000 2,512,578
5.435% due 01/24/30  2,280,000 2,359,584
6.047% due 06/08/27  1,950,000 1,972,914
U.S. Bancorp
3.100% due 04/27/26  50,000 49,734
5.384% due 01/23/30  1,490,000 1,540,850
6.787% due 10/26/27  2,275,000 2,336,220
U.S. Bank NA
5.161% (SOFR + 0.910%)
due 05/15/28 § 900,000 903,824
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 750,000 742,570
1.364% due 01/30/27 ~ 200,000 197,998
3.869% due 01/12/29 ~ 660,000 654,542
4.703% due 08/05/27 ~ 2,600,000 2,608,939
6.442% due 08/11/28 ~ 2,500,000 2,598,072
VICI Properties LP
4.750% due 02/15/28  2,150,000 2,168,514
4.750% due 04/01/28  67,000 67,735
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,940,000 1,933,223
Wells Fargo & Co.
2.393% due 06/02/28  2,600,000 2,527,971
3.196% due 06/17/27  2,050,000 2,035,743
3.526% due 03/24/28  2,520,000 2,497,835
3.584% due 05/22/28  700,000 693,814
4.900% due 01/24/28  443,000 447,127
5.707% due 04/22/28  700,000 716,445
6.303% due 10/23/29  2,395,000 2,537,223
Western Union Co.
1.350% due 03/15/26  1,075,000 1,059,773
216,186,157
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 1,058,000 1,064,778
Boeing Co.
2.196% due 02/04/26  600,000 595,531
2.700% due 02/01/27  2,630,000 2,577,362
5.040% due 05/01/27  1,460,000 1,476,140
6.259% due 05/01/27  685,000 705,085
CNH Industrial Capital LLC
1.450% due 07/15/26  1,175,000 1,150,114
4.500% due 10/08/27  2,000,000 2,013,197

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ingersoll Rand, Inc.
5.197% due 06/15/27  $ 685,000 $ 696,829
10,279,036
Technology - 1.5%
Broadcom, Inc.
4.200% due 10/15/30  623,000 622,095
Dell International LLC/EMC Corp.
due 02/15/29 # 357,000 356,225
4.750% due 04/01/28  500,000 507,456
4.900% due 10/01/26  2,375,000 2,388,815
Marvell Technology, Inc.
1.650% due 04/15/26  900,000 886,972
Microchip Technology, Inc.
4.900% due 03/15/28  600,000 608,936
Micron Technology, Inc.
5.327% due 02/06/29  1,320,000 1,360,389
6.750% due 11/01/29  390,000 424,045
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  983,000 984,632
VMware LLC
1.400% due 08/15/26  1,250,000 1,222,509
1.800% due 08/15/28  2,100,000 1,970,800
11,332,874
Utilities - 2.1%
AES Corp.
1.375% due 01/15/26  1,175,000 1,164,277
5.450% due 06/01/28  775,000 793,952
Cleco Corporate Holdings LLC
3.743% due 05/01/26  75,000 74,571
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 1,115,000 1,095,738
Dominion Energy, Inc.
1.450% due 04/15/26  1,200,000 1,182,084
2.850% due 08/15/26  575,000 569,114
DTE Energy Co.
4.875% due 06/01/28  1,487,000 1,513,159
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 500,000 490,198
3.500% due 04/06/28 ~ 1,150,000 1,129,310
4.125% due 09/30/28 ~ 362,000 361,119
Exelon Corp.
2.750% due 03/15/27  1,075,000 1,054,287
FirstEnergy Corp.
3.900% due 07/15/27  1,140,000 1,133,287
FirstEnergy Transmission LLC
4.550% due 01/15/30  1,300,000 1,309,223
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  572,000 578,331
NiSource, Inc.
5.250% due 03/30/28  575,000 590,301
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 673,044
5.450% due 06/15/27  820,000 834,126
Pinnacle West Capital Corp.
4.900% due 05/15/28  173,000 175,843
Southern Co.
5.500% due 03/15/29  50,000 52,012
a
Principal
Amount Value
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ $ 1,221,000 $ 1,228,933
16,002,909
Total Corporate Bonds & Notes
    (Cost $343,685,165) 345,761,541
MORTGAGE-BACKED SECURITIES - 2.5%
Collateralized Mortgage Obligations - Commercial - 2.5%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § 810,000 815,394
Bank
4.285% due 11/15/61 § 164,365 164,051
Benchmark Mortgage Trust
3.042% due 08/15/52  324,616 317,865
BLP Commercial Mortgage Trust
5.492% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,157
BX Commercial Mortgage Trust
4.935% (SOFR + 0.784%)
due 06/15/38 ~ § 803,969 803,591
5.163% (SOFR + 1.013%)
due 02/15/39 ~ § 36,290 36,278
5.443% (SOFR + 1.293%)
due 12/15/39 ~ § 765,202 768,009
5.542% (SOFR + 1.392%)
due 03/15/41 ~ § 1,019,426 1,021,170
5.592% (SOFR + 1.442%)
due 02/15/39 ~ § 734,076 735,568
5.594% (SOFR + 1.443%)
due 04/15/40 ~ § 628,949 631,000
5.912% (SOFR + 1.761%)
due 12/09/40 ~ § 644,408 646,027
BX Trust
4.900% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,864
5.294% (SOFR + 1.144%)
due 03/15/30 ~ § 1,181,392 1,180,195
5.300% (SOFR + 1.150%)
due 02/15/35 ~ § 544,000 543,456
5.544% (SOFR + 1.393%)
due 03/15/30 ~ § 125,510 125,375
5.592% (SOFR + 1.442%)
due 04/15/41 ~ § 633,592 635,896
5.641% (SOFR + 1.491%)
due 04/15/37 ~ § 124,056 124,203
CD Mortgage Trust
3.171% due 08/15/50  50,000 49,022
DBGS Mortgage Trust
4.302% due 10/15/51  88,025 88,234
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 49,113
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,748
ELP Commercial Mortgage Trust
4.966% (SOFR + 0.815%)
due 11/15/38 ~ § 1,014,547 1,013,850
Extended Stay America Trust
due 10/15/42 # ~ § 2,150,000 2,151,344
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 1,162,878 1,163,782

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GS Mortgage Securities Trust
3.164% due 05/10/50  $ 32,335 $ 31,933
4.106% due 07/10/51 § 86,623 86,298
HAVN Trust
due 10/15/27 # ~ § 65,000 65,081
Hilton USA Trust
4.333% due 11/05/38 ~ § 284,000 282,317
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  211,692 210,550
Morgan Stanley Capital I Trust
1.925% due 07/15/53  632,697 594,585
3.436% due 12/15/49  856,314 850,174
SREIT Trust
4.995% (SOFR + 0.845%)
due 11/15/38 ~ § 187,062 186,934
5.344% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,835
TCO Commercial Mortgage Trust
5.393% (SOFR + 1.243%)
due 12/15/39 ~ § 349,000 349,838
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  680,537 673,636
3.063% due 12/15/52  48,923 47,948
3.212% due 09/15/50  300,492 297,694
3.933% due 03/15/52  1,364,508 1,356,565
5.270% due 03/15/38 ~ § 238,000 239,085
18,714,665
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 75,712 74,181
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 181,652 177,491
251,672
Total Mortgage-Backed Securities
    (Cost $18,875,014) 18,966,337
ASSET-BACKED SECURITIES - 13.7%
Automobile Other - 1.1%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 395,000 394,501
Exeter Automobile Receivables Trust
4.400% due 05/15/30  695,000 698,118
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  340,000 343,109
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 385,000 388,028
4.910% due 03/15/30 ~ 650,000 658,131
5.122% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,218
5.522% (SOFR + 1.150%)
due 06/15/28 ~ § 1,020,000 1,025,424
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  425,000 429,206
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 863,152 870,892
5.038% due 07/25/31 ~ 42,526 42,942
5.121% due 12/29/32 ~ 614,084 619,068
5.185% due 07/25/31 ~ 173,647 175,268
a
Principal
Amount Value
Volkswagen Auto Lease Trust
4.010% due 01/22/29  $ 2,300,000 $ 2,304,539
8,104,444
Automobile Sequential - 5.8%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,060,000 1,068,360
4.590% due 03/15/34 ~ 855,000 860,626
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 570,000 568,907
4.770% due 02/20/29 ~ 2,200,000 2,228,936
4.800% due 08/20/29 ~ 165,000 167,341
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,675,000 1,688,663
BMW Vehicle Owner Trust
5.180% due 02/26/29  40,000 40,484
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  60,000 60,509
CarMax Auto Owner Trust
4.840% due 01/15/30  20,000 20,316
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,035,000 1,033,680
4.550% due 08/12/30  625,000 631,123
4.640% due 01/10/30  405,000 407,857
Chase Auto Owner Trust
4.940% due 07/25/29 ~ 50,000 50,552
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 28,683 28,850
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,274,717
4.510% due 02/22/28 ~ 1,117,000 1,123,199
4.820% due 02/20/29 ~ 315,000 320,228
4.980% due 08/21/28 ~ 102,000 103,609
5.060% due 03/20/31 ~ 150,000 153,425
5.160% due 09/20/30 ~ 2,060,000 2,100,497
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,320,000 1,333,958
4.610% due 08/15/29  30,000 30,365
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  2,275,000 2,309,777
5.122% (SOFR + 0.750%)
due 04/15/29 ~ § 755,000 757,240
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  1,220,000 1,231,431
5.380% due 11/20/26  4,005 4,009
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  1,869,896 1,885,466
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,250,000 2,191,730
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 1,000,000 1,015,071
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  660,000 667,580
5.670% due 06/21/28  26,258 26,574
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 2,280,000 2,306,609
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,175,000 1,186,856
5.480% due 04/17/28  17,111 17,240
5.540% due 10/16/28  23,925 24,184
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  10,000 10,139
5.950% due 11/15/28  24,970 25,349

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Merchants Fleet Funding LLC
5.820% due 04/20/37 ~ $ 81,134 $ 81,786
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  850,000 857,076
4.740% due 01/16/29  125,000 125,582
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 40,000 40,274
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 740,000 746,601
4.750% due 07/22/30 ~ 1,985,000 2,009,094
4.950% due 05/21/29 ~ 1,245,719 1,254,296
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,260,000 2,264,106
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,140,000 1,152,914
USB Auto Owner Trust
4.490% due 06/17/30 ~ 305,000 308,240
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 146,752
Wheels Fleet Lease Funding 1 LLC
4.410% due 05/18/40 ~ 1,300,000 1,308,161
4.570% due 01/18/40 ~ 2,200,000 2,219,499
World Omni Auto Receivables Trust
4.730% due 03/15/30  360,000 364,440
World Omni Select Auto Trust
4.080% due 08/15/31  185,000 184,804
43,019,082
Credit Card Bullet - 0.5%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,612
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 900,000 911,413
5.530% due 05/15/29 ~ 575,000 581,706
WF Card Issuance Trust
4.340% due 05/15/30  2,240,000 2,265,743
3,941,474
Other Asset-Backed Securities - 6.3%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 233,022 233,530
5.220% due 12/17/29 ~ 24,032 24,055
Allegro CLO XV Ltd. (Cayman)
5.275% (SOFR + 0.950%)
due 04/20/38 ~ § 1,700,000 1,702,069
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 545,000 550,419
ARES LIV CLO Ltd. (Cayman)
5.411% (SOFR + 1.100%)
due 07/15/38 ~ § 840,000 840,856
ARES XXXIV CLO Ltd. (Cayman)
5.237% (SOFR + 1.000%)
due 07/17/38 ~ § 620,000 620,014
Bain Capital Credit CLO Ltd. (Cayman)
5.335% (SOFR + 1.150%)
due 04/20/34 ~ § 1,250,000 1,252,333
5.482% (SOFR + 1.150%)
due 04/22/35 ~ § 1,000,000 1,001,998
Barings CLO Ltd. (Cayman)
5.465% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,021,016
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 801,320 806,041
a
Principal
Amount Value
Bowling Green Park CLO LLC
5.269% (SOFR + 1.000%)
due 04/18/35 ~ § $ 345,000 $ 346,315
Buckhorn Park CLO Ltd. (Cayman)
5.399% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,278
CCG Receivables Trust
4.480% due 10/14/32 ~ 100,000 100,593
Cedar Funding VI CLO Ltd. (Cayman)
5.637% (SOFR + 1.312%)
due 04/20/34 ~ § 100,000 100,164
Dext ABS LLC
4.590% due 08/16/27 ~ 300,000 300,644
4.770% due 08/15/35 ~ 2,220,000 2,243,903
DLLAA LLC
4.950% due 09/20/29 ~ 2,205,000 2,248,878
Dllad LLC
5.300% due 07/20/29 ~ 1,930,000 1,972,580
Dryden 68 CLO Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,278
Flatiron CLO 19 Ltd. (Cayman)
5.365% (SOFR + 1.180%)
due 11/16/34 ~ § 1,077,931 1,079,534
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 1,094,000 1,094,962
Flatiron RR CLO 22 LLC
5.228% (SOFR + 0.910%)
due 10/15/34 ~ § 1,650,000 1,649,175
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 99,776 100,181
Harriman Park CLO Ltd. (Cayman)
5.332% (SOFR + 1.000%)
due 07/20/38 ~ § 630,000 630,935
Hartwick Park CLO Ltd. (Jersey)
5.485% (SOFR + 1.160%)
due 01/20/37 ~ § 400,000 400,442
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,100,000 2,116,389
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 870,000 870,000
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 1,980,000 2,010,835
5.260% due 11/15/28 ~ 150,000 152,892
M&T Equipment Notes
4.700% due 12/16/27 ~ 440,000 443,302
Madison Park Funding XLV Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,375
Madison Park Funding XXVII Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 04/20/38 ~ § 1,250,000 1,251,295
Magnetite XXVI Ltd. (Cayman)
5.218% (SOFR + 0.900%)
due 01/25/38 ~ § 870,833 871,664
Marlette Funding Trust
4.750% due 07/16/35 ~ 78,839 78,979
4.950% due 07/16/35 ~ 1,000,000 1,004,873
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 781,000 781,950

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Oportun Issuance Trust
4.490% due 07/08/33 ~ $ 780,000 $ 783,553
4.880% due 05/09/33 ~ 575,000 579,116
Palmer Square Loan Funding Ltd. (Cayman)
5.011% (SOFR + 0.800%)
due 02/15/33 ~ § 319,562 317,856
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 1,250,000 1,250,043
5.314% (SOFR + 1.080%)
due 08/08/32 ~ § 531,736 532,856
5.318% (SOFR + 1.000%)
due 01/15/33 ~ § 208,318 208,688
5.418% (SOFR + 1.100%)
due 04/15/31 ~ § 462,921 463,425
5.718% (SOFR + 1.400%)
due 04/15/31 ~ § 2,168,000 2,172,332
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 85,000 85,683
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ 335,000 335,883
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,839
RCKT Trust
4.900% due 07/25/34 ~ 90,915 91,139
Reach ABS Trust
4.930% due 08/18/32 ~ 273,209 274,369
Sixth Street CLO XIX Ltd. (Cayman)
5.284% (SOFR + 1.000%)
due 07/17/38 ~ § 800,000 800,850
SoFi Consumer Loan Program Trust
4.470% due 08/15/34 ~ 300,000 300,696
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,100,000 2,128,707
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,320,000 1,321,444
Valley Stream Park CLO Ltd. (Jersey)
5.515% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 251,100
Verdant Receivables LLC
4.850% due 03/13/28 ~ 130,000 130,753
Verizon Master Trust
4.510% due 03/20/30  980,000 988,717
4.620% due 11/20/30  310,000 314,259
4.710% due 01/21/31  505,000 514,021
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,250,000 1,255,988
Voya CLO Ltd. (Cayman)
5.275% (SOFR + 0.950%)
due 04/20/38 ~ § 923,077 924,200
5.325% (SOFR + 1.000%)
due 01/20/38 ~ § 464,286 464,710
5.534% (SOFR + 1.212%)
due 04/17/30 ~ § 37,694 37,723
47,282,697
Total Asset-Backed Securities
    (Cost $101,869,293) 102,347,697
U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Notes - 9.8%
3.500% due 09/30/26  36,543,000 36,469,457
a
Principal
Amount Value
4.250% due 03/15/27 ‡ $ 36,805,400 $ 37,108,757
73,578,214
Total U.S. Treasury Obligations
    (Cost $73,327,097) 73,578,214
SHORT-TERM INVESTMENTS - 21.1%
U.S. Treasury Bills - 21.1%
3.950% due 12/26/25 ‡ 66,967,300 66,351,837
4.035% due 10/28/25 ‡ 91,295,600 91,019,002
157,370,839
Total Short-Term Investments
(Cost $157,360,066) 157,370,839
TOTAL INVESTMENTS - 93.3%
(Cost $695,116,635) 698,024,628
DERIVATIVES - 1.3% 9,387,393
OTHER ASSETS & LIABILITIES, NET - 5.4% 40,548,116
NET ASSETS - 100.0% $ 747,960,137

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
(b) As of September 30, 2025, swap agreements outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 12/25 46 $ 22,561,293 $ 22,909,610 $ 348,317
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 12/25 699 145,536,229 145,670,508 (134,279)
CBOT 5 Year U.S. Treasury Notes 12/25 111 12,099,813 12,120,680 (20,867)
( $ 155,146 )
Total Futures Contracts $ 193,171
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 1.090% S JPM 11/17/25 $ 113,792,250 $ 1,581,854 $ – $ 1,581,854
NASDAQ 100 Stock Index SOFR + 0.610% S GSC 04/15/26 114,500,134 1,614,595 – 1,614,595
NASDAQ 100 Stock Index SOFR + 0.640% S GSC 07/15/26 149,451,874 2,105,589 – 2,105,589
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 07/15/26 96,845,629 1,060,346 – 1,060,346
NASDAQ 100 Stock Index SOFR + 0.795% S JPM 10/15/26 193,720,883 2,121,150 – 2,121,150
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 10/15/26 47,419,531 710,688 – 710,688
$ 9,194,222 $ – $ 9,194,222
Total Swap Agreements $ 9,194,222 $ – $ 9,194,222

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 3,680 $ 626
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 154 77
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 788
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 660 –
2,074
Total Rights
    (Cost $1,021) 2,074
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 78 261
Total Warrants
    (Cost $0) 261
COMMON STOCKS - 97.0%
Basic Materials - 5.3%
spacing
AdvanSix, Inc. 1,662 32,210
American Battery Technology Co. * 1,314 6,386
American Vanguard Corp. * 1,898 10,894
Ashland, Inc. 14,084 674,764
Avient Corp. 145,571 4,796,564
Cabot Corp. 160 12,168
Caledonia Mining Corp. PLC (South Africa)  1,130 40,917
Calumet, Inc. * 3,976 72,562
Centrus Energy Corp. Class A * 231 71,626
Codexis, Inc. * 1,623 3,960
Coeur Mining, Inc. * 20,869 391,502
Commercial Metals Co. 132,875 7,611,080
Compass Minerals International, Inc. * 523 10,042
Constellium SE * 5,862 87,227
Critical Metals Corp. * (Austria)  1,131 7,035
Ecovyst, Inc. * 7,758 67,960
Elementis PLC (United Kingdom)  1,289,297 2,822,977
Encore Energy Corp. †* (Canada)  12,261 39,358
Energy Fuels, Inc. * 10,248 157,307
Ferroglobe PLC 7,251 32,992
Friedman Industries, Inc. 145 3,175
HB Fuller Co. 3,509 208,014
Hecla Mining Co. 29,880 361,548
Innospec, Inc. 1,498 115,586
Intrepid Potash, Inc. * 692 21,161
Ivanhoe Electric, Inc. * 768 9,638
Kaiser Aluminum Corp. 496 38,271
Koppers Holdings, Inc. 1,247 34,916
Kronos Worldwide, Inc. 2,063 11,842
MAC Copper Ltd. * (Australia)  3,906 47,692
Magnera Corp. * 2,128 24,940
Mativ Holdings, Inc. 3,493 39,506
Minerals Technologies, Inc. 2,032 126,228
Novagold Resources, Inc. * (Canada)  1,497 13,174
Oil-Dri Corp. of America 152 9,278
Orion SA (Germany)  3,953 29,964
a Shares Value
Perimeter Solutions, Inc. * 9,093 $ 203,592
Quaker Chemical Corp. 903 118,970
Rayonier Advanced Materials, Inc. * 4,349 31,400
Rogers Corp. * 1,193 95,989
SSR Mining, Inc. * (Canada)  13,278 324,249
Stepan Co. 1,333 63,584
Sylvamo Corp. 1,585 70,089
Trinseo PLC 1,353 3,180
Tronox Holdings PLC 7,867 31,625
Valhi, Inc. 267 4,213
18,991,355
Communications - 1.0%
spacing
1-800-Flowers.com, Inc. Class A †* 1,460 6,716
A10 Networks, Inc. 598 10,854
Advantage Solutions, Inc. * 7,454 11,405
Altice USA, Inc. Class A * 15,378 37,061
AMC Networks, Inc. Class A * 2,172 17,897
Angi, Inc. * 2,610 42,439
Applied Digital Corp. * 3,351 76,872
ATN International, Inc. 727 10,883
Aviat Networks, Inc. * 788 18,069
BARK, Inc. * 4,647 3,861
Bed Bath & Beyond, Inc. * 3,552 34,774
Boston Omaha Corp. Class A * 1,342 17,553
Bumble, Inc. Class A * 4,214 25,663
Cable One, Inc. 326 57,718
Cars.com, Inc. * 3,704 45,263
Clearfield, Inc. * 411 14,130
CommScope Holding Co., Inc. * 5,335 82,586
DigitalBridge Group, Inc. 11,153 130,490
EchoStar Corp. Class A * 8,813 672,961
Entravision Communications Corp. Class A  4,708 10,970
ePlus, Inc. 1,733 123,060
Eventbrite, Inc. Class A * 4,287 10,803
EW Scripps Co. Class A * 4,446 10,937
Gaia, Inc. * 602 3,564
Getty Images Holdings, Inc. †* 6,278 12,430
Gray Media, Inc. 5,852 33,825
Harmonic, Inc. * 5,487 55,858
HealthStream, Inc. 907 25,614
IDT Corp. Class B  231 12,084
iHeartMedia, Inc. Class A * 8,426 24,183
Inseego Corp. * 594 8,892
Lands' End, Inc. * 791 11,153
Liberty Latin America Ltd. Class A * 4,227 35,042
Liberty Latin America Ltd. Class C * 6,064 51,180
LifeMD, Inc. * 617 4,189
Lumen Technologies, Inc. * 7,278 44,541
National CineMedia, Inc. 4,435 20,002
NETGEAR, Inc. * 1,796 58,172
Newsmax, Inc. * 644 7,986
Nextdoor Holdings, Inc. * 15,434 32,257
Nexxen International Ltd. * (Israel)  2,481 22,949
Open Lending Corp. * 6,194 13,069
Powerfleet, Inc. NJ * 8,343 43,717
Preformed Line Products Co. 159 31,188
RealReal, Inc. * 4,602 48,919
Ribbon Communications, Inc. * 6,653 25,281
Rumble, Inc. †* 5,334 38,618
Satellogic, Inc. Class A * 796 2,611
Scholastic Corp. 1,305 35,731
Serve Robotics, Inc. * 161 1,872
Shenandoah Telecommunications Co. 3,256 43,696

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shutterstock, Inc. 1,516 $ 31,609
Sinclair, Inc. 2,487 37,554
Sphere Entertainment Co. * 1,789 111,133
Spok Holdings, Inc. 1,282 22,114
Stitch Fix, Inc. Class A * 6,631 28,845
TechTarget, Inc. * 1,550 9,006
TEGNA, Inc. 10,401 211,452
Telephone & Data Systems, Inc. 6,443 252,823
Triller Group, Inc. * (Hong Kong)  2,754 2,286
TripAdvisor, Inc. * 3,896 63,349
TrueCar, Inc. * 6,358 11,699
Tucows, Inc. Class A * 170 3,154
Viasat, Inc. * 7,652 224,204
Vivid Seats, Inc. Class A * 86 1,429
WideOpenWest, Inc. * 3,324 17,152
Ziff Davis, Inc. * 2,669 101,689
3,351,086
Consumer, Cyclical - 13.8%
spacing
A-Mark Precious Metals, Inc. 1,226 31,717
Academy Sports & Outdoors, Inc. 4,292 214,686
Adient PLC * 5,439 130,971
Advance Auto Parts, Inc. 3,895 239,153
Allegiant Travel Co. * 746 45,334
AMC Entertainment Holdings, Inc. Class A * 28,562 82,830
American Axle & Manufacturing Holdings, Inc. * 7,817 46,980
American Eagle Outfitters, Inc. 10,533 180,220
American Outdoor Brands, Inc. * 661 5,737
America's Car-Mart, Inc. * 499 14,576
Arko Corp. 4,644 21,223
Asbury Automotive Group, Inc. * 1,281 313,140
Barnes & Noble Education, Inc. * 1,037 10,318
Bath & Body Works, Inc. 12,361 318,419
Beazer Homes USA, Inc. * 1,771 43,478
Biglari Holdings, Inc. Class B * 57 18,448
BJ's Restaurants, Inc. * 432 13,189
Bloomin' Brands, Inc. 2,103 15,079
BlueLinx Holdings, Inc. * 494 36,102
Boyd Gaming Corp. 43,166 3,731,701
Brightstar Lottery PLC 7,342 126,650
BRP, Inc. † 17,306 1,052,263
Brunswick Corp. 37,518 2,372,638
Buckle, Inc. 53 3,109
Caleres, Inc. 2,105 27,449
Capri Holdings Ltd. * 7,505 149,500
Carter's, Inc. 2,249 63,467
Century Communities, Inc. 11,015 698,021
Citi Trends, Inc. * 350 10,860
Clarus Corp. 2,411 8,439
Clean Energy Fuels Corp. * 11,720 30,238
CompX International, Inc. 71 1,661
Cooper-Standard Holdings, Inc. * 1,104 40,771
Cracker Barrel Old Country Store, Inc. † 45,571 2,007,858
Crocs, Inc. * 17,062 1,425,530
Daktronics, Inc. * 2,089 43,702
Dana, Inc. 8,603 172,404
Denny's Corp. * 2,511 13,133
Designer Brands, Inc. Class A † 2,308 8,170
Dine Brands Global, Inc. 771 19,059
Douglas Dynamics, Inc. 213 6,658
Dr. Martens PLC (United Kingdom)  1,324,208 1,769,351
Dream Finders Homes, Inc. Class A * 1,501 38,906
El Pollo Loco Holdings, Inc. * 1,983 19,235
Escalade, Inc. 812 10,207
a Shares Value
Ethan Allen Interiors, Inc. 1,471 $ 43,336
EVgo, Inc. * 7,281 34,439
EVI Industries, Inc. 112 3,540
Faraday Future Intelligent Electric, Inc. * 5,030 6,539
Flexsteel Industries, Inc. 288 13,349
Forestar Group, Inc. * 1,234 32,812
Fox Factory Holding Corp. * 2,001 48,604
Frontier Group Holdings, Inc. * 2,032 8,971
Funko, Inc. Class A * 2,844 9,783
G-III Apparel Group Ltd. * 2,502 66,578
Gap, Inc. 271,598 5,809,481
Garrett Motion, Inc. (Switzerland)  8,845 120,469
Genesco, Inc. * 585 16,959
Gentherm, Inc. * 1,961 66,792
Global Business Travel Group I * 1,047 8,460
Golden Entertainment, Inc. 1,229 28,980
Goodyear Tire & Rubber Co. * 17,061 127,616
Green Brick Partners, Inc. * 1,345 99,342
Group 1 Automotive, Inc. 3,539 1,548,348
Hamilton Beach Brands Holding Co. Class A  723 10,390
Haverty Furniture Cos., Inc. 906 19,869
Hilton Grand Vacations, Inc. * 58,691 2,453,871
HNI Corp. 37,410 1,752,658
Holley, Inc. * 3,479 10,924
Hovnanian Enterprises, Inc. Class A * 311 39,960
Hudson Technologies, Inc. * 2,660 26,414
Hyliion Holdings Corp. * 9,324 18,368
indie Semiconductor, Inc. Class A * (China)  8,057 32,792
Interface, Inc. 3,335 96,515
J Jill, Inc. 351 6,020
Jack in the Box, Inc. 132 2,610
JAKKS Pacific, Inc. 603 11,294
JetBlue Airways Corp. * 21,607 106,306
Johnson Outdoors, Inc. Class A  365 14,742
KB Home 4,211 267,988
Kohl's Corp. † 7,057 108,466
Kontoor Brands, Inc. 674 53,765
Krispy Kreme, Inc. 4,737 18,332
La-Z-Boy, Inc. 53,138 1,823,696
Lakeland Industries, Inc. 476 7,045
LCI Industries 1,411 131,435
Leggett & Platt, Inc. 8,688 77,149
LGI Homes, Inc. * 1,314 67,947
Lionsgate Studios Corp. * 13,584 93,730
Lovesac Co. * 313 5,299
Luminar Technologies, Inc. * 1,918 3,663
M/I Homes, Inc. * 9,000 1,299,960
Malibu Boats, Inc. Class A * 1,194 38,745
Marcus Corp. 1,476 22,893
Marine Products Corp. 320 2,838
MarineMax, Inc. * 1,135 28,750
Marriott Vacations Worldwide Corp. 1,770 117,811
MasterCraft Boat Holdings, Inc. * 1,147 24,615
Mattel, Inc. * 299,031 5,032,692
Meritage Homes Corp. 15,061 1,090,868
Methode Electronics, Inc. 2,224 16,791
Microvast Holdings, Inc. * 4,902 18,873
Miller Industries, Inc. 726 29,345
MillerKnoll, Inc. 4,385 77,790
Motorcar Parts of America, Inc. * 911 15,068
Movado Group, Inc. 993 18,837
MRC Global, Inc. * 5,559 80,161
National Vision Holdings, Inc. * 5,063 147,789
Nu Skin Enterprises, Inc. Class A  3,207 39,093

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
ODP Corp. * 1,779 $ 49,545
OneWater Marine, Inc. Class A * 824 13,052
OPENLANE, Inc. * 6,940 199,733
Oxford Industries, Inc. 890 36,081
Papa John's International, Inc. 1,932 93,026
PC Connection, Inc. 752 46,616
Peloton Interactive, Inc. Class A * 15,953 143,577
Petco Health & Wellness Co., Inc. * 4,892 18,932
Phinia, Inc. 2,487 142,953
Polaris, Inc. 3,427 199,212
Portillo's, Inc. Class A * 3,879 25,020
Potbelly Corp. * 185 3,152
Pursuit Attractions & Hospitality, Inc. * 1,296 46,889
RCI Hospitality Holdings, Inc. 254 7,750
Red Rock Resorts, Inc. Class A  1,443 88,110
Reservoir Media, Inc. * 1,432 11,656
Resideo Technologies, Inc. * 85,171 3,677,684
Rocky Brands, Inc. 445 13,257
Rush Enterprises, Inc. Class A  1,535 82,076
Rush Enterprises, Inc. Class B  634 36,404
Sabre Corp. * 18,467 33,795
Sally Beauty Holdings, Inc. * 6,572 106,992
ScanSource, Inc. * 1,349 59,343
Shoe Carnival, Inc. 1,126 23,410
Signet Jewelers Ltd. (NYSE) 2,597 249,104
Six Flags Entertainment Corp. * 1,222 27,764
SkyWest, Inc. * 2,646 266,241
Sleep Number Corp. * 1,391 9,765
Solid Power, Inc. * 9,287 32,226
Sonic Automotive, Inc. Class A  633 48,165
Sonos, Inc. * 545 8,611
Standard Motor Products, Inc. 1,368 55,842
Starz Entertainment Corp. * 842 12,403
Steelcase, Inc. Class A  5,445 93,654
Steven Madden Ltd. 4,193 140,382
Strattec Security Corp. * 272 18,512
Sun Country Airlines Holdings, Inc. * 1,379 16,286
Superior Group of Cos., Inc. 1,002 10,741
Taylor Morrison Home Corp. * 22,248 1,468,590
Tile Shop Holdings, Inc. * 1,271 7,690
Titan International, Inc. * 3,270 24,721
Titan Machinery, Inc. * 1,399 23,419
Topgolf Callaway Brands Corp. * 8,632 82,004
Torrid Holdings, Inc. * 1,047 1,832
Traeger, Inc. * 2,704 3,299
Tri Pointe Homes, Inc. * 5,564 189,009
UniFirst Corp. 988 165,184
United Parks & Resorts, Inc. * 75 3,877
Urban Outfitters, Inc. * 2,587 184,789
Victoria's Secret & Co. * 3,161 85,790
Virco Mfg. Corp. 951 7,370
Visteon Corp. 1,791 214,669
VSE Corp. 187 31,087
Wabash National Corp. 2,720 26,846
Webtoon Entertainment, Inc. * (South Korea)  1,123 21,797
Weyco Group, Inc. 472 14,202
Winmark Corp. 198 98,558
Winnebago Industries, Inc. 1,684 56,313
Wyndham Hotels & Resorts, Inc. 15,266 1,219,753
Xperi, Inc. * 3,103 20,107
Zumiez, Inc. * 888 17,414
49,207,426
a Shares Value
Consumer, Non-Cyclical - 6.7%
spacing
10X Genomics, Inc. Class A * 5,067 $ 59,233
4D Molecular Therapeutics, Inc. * 2,647 23,002
89bio, Inc. * 5,311 78,072
ABM Industries, Inc. 3,994 184,203
Absci Corp. * 2,005 6,095
Acacia Research Corp. * 2,592 8,424
ACCO Brands Corp. 6,572 26,222
Aclaris Therapeutics, Inc. * 4,034 7,665
Acuren Corp. * 8,522 113,428
AdaptHealth Corp. * 6,691 59,884
Addus HomeCare Corp. * 609 71,856
Agios Pharmaceuticals, Inc. * 3,661 146,953
Akebia Therapeutics, Inc. * 14,846 40,530
Aldeyra Therapeutics, Inc. * 816 4,260
Alector, Inc. * 4,080 12,077
Alico, Inc. 453 15,701
Alight, Inc. Class A  28,868 94,110
Alkermes PLC * 2,565 76,950
Allogene Therapeutics, Inc. * 11,250 13,950
Alta Equipment Group, Inc. 1,019 7,378
Alumis, Inc. * 3,633 14,496
American Public Education, Inc. * 59 2,329
AMN Healthcare Services, Inc. * 2,388 46,232
Amneal Pharmaceuticals, Inc. * 1,316 13,173
Amphastar Pharmaceuticals, Inc. * 2,197 58,550
Amylyx Pharmaceuticals, Inc. * 1,088 14,786
Andersons, Inc. 2,134 84,955
AngioDynamics, Inc. * 2,026 22,630
Anika Therapeutics, Inc. * 864 8,122
Annexon, Inc. * 6,508 19,849
Aquestive Therapeutics, Inc. * 3,775 21,102
Arbutus Biopharma Corp. * 851 3,864
Arcturus Therapeutics Holdings, Inc. * 984 18,135
Arcus Biosciences, Inc. * 1,069 14,538
Ardent Health, Inc. * 1,379 18,272
Artivion, Inc. * 449 19,011
Arvinas, Inc. * 3,776 32,172
Astria Therapeutics, Inc. * 2,510 18,273
Atea Pharmaceuticals, Inc. * 5,471 15,866
Aura Biosciences, Inc. * 2,585 15,975
Avanos Medical, Inc. * 2,771 32,033
Aveanna Healthcare Holdings, Inc. * 793 7,034
Avidity Biosciences, Inc. * 522 22,744
Azenta, Inc. * 2,543 73,035
B&G Foods, Inc. 5,092 22,558
Babcock International Group PLC (United
Kingdom)  206,833 3,721,025
Beta Bionics, Inc. * 374 7,431
Beyond Meat, Inc. †* 4,515 8,533
Bicara Therapeutics, Inc. * 2,073 32,733
BioAge Labs, Inc. * 1,312 7,715
Biote Corp. Class A * 1,632 4,896
BrightView Holdings, Inc. * 4,710 63,114
Brookdale Senior Living, Inc. * 1,811 15,339
Bruker Corp. 22,829 741,714
Calavo Growers, Inc. 115 2,960
Cardiff Oncology, Inc. †* 3,272 6,740
Cartesian Therapeutics, Inc. * 330 3,373
Cass Information Systems, Inc. 141 5,546
Castle Biosciences, Inc. * 1,841 41,920
Celcuity, Inc. * 125 6,175
Celldex Therapeutics, Inc. * 4,176 108,033

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Central Garden & Pet Co. * 966 $ 31,540
Central Garden & Pet Co. Class A * 2,881 85,076
Cidara Therapeutics, Inc. * 1,003 96,047
Cimpress PLC * (Ireland)  768 48,415
Cogent Biosciences, Inc. * 571 8,200
Coherus Oncology, Inc. †* 6,413 10,517
Community Health Systems, Inc. * 3,197 10,262
Compass Therapeutics, Inc. * 3,433 12,015
CompoSecure, Inc. Class A * 333 6,933
Concentra Group Holdings Parent, Inc. 398 8,330
CONMED Corp. 1,991 93,637
CoreCivic, Inc. * 5,947 121,021
CRISPR Therapeutics AG †* (Switzerland)  5,358 347,252
Cross Country Healthcare, Inc. * 2,075 29,465
Cullinan Therapeutics, Inc. * 3,295 19,539
Custom Truck One Source, Inc. * 4,310 27,670
Cytek Biosciences, Inc. * 7,950 27,586
Cytokinetics, Inc. * 6,731 369,936
Day One Biopharmaceuticals, Inc. * 4,394 30,978
Deluxe Corp. 2,857 55,311
Denali Therapeutics, Inc. * 8,029 116,581
Design Therapeutics, Inc. * 1,976 14,879
Dianthus Therapeutics, Inc. * 964 37,933
Distribution Solutions Group, Inc. * 78 2,346
DocGo, Inc. * 7,444 10,124
Dole PLC 4,759 63,961
Dyne Therapeutics, Inc. * 4,785 60,530
Edgewell Personal Care Co. 2,887 58,779
Editas Medicine, Inc. * 5,777 20,046
Eledon Pharmaceuticals, Inc. * 4,115 10,658
Embecta Corp. 3,360 47,410
Emergent BioSolutions, Inc. * 3,455 30,473
Enanta Pharmaceuticals, Inc. * 1,411 16,890
Enhabit, Inc. * 3,227 25,848
Ennis, Inc. 1,746 31,917
Enovis Corp. * 3,620 109,831
Entrada Therapeutics, Inc. * 2,234 12,957
Envista Holdings Corp. * 318,119 6,480,084
Erasca, Inc. * 12,343 26,908
Esperion Therapeutics, Inc. †* 9,118 24,163
EyePoint Pharmaceuticals, Inc. * 3,810 54,254
Fate Therapeutics, Inc. * 9,212 11,607
Fennec Pharmaceuticals, Inc. * (Canada)  1,514 14,171
First Advantage Corp. * 1,651 25,409
Flywire Corp. * 692 9,370
Foghorn Therapeutics, Inc. * 890 4,352
Forrester Research, Inc. * 816 8,650
Fortrea Holdings, Inc. * 5,905 49,720
Fresh Del Monte Produce, Inc. 2,169 75,308
Fulcrum Therapeutics, Inc. * 2,732 25,134
Fulgent Genetics, Inc. * 1,327 29,990
Ginkgo Bioworks Holdings, Inc. * 2,316 33,767
Graham Holdings Co. Class B  214 251,944
GRAIL, Inc. * 2,020 119,443
Green Dot Corp. Class A * 3,484 46,790
Grocery Outlet Holding Corp. * 6,148 98,675
Hackett Group, Inc. 168 3,194
Hain Celestial Group, Inc. * 7,820 12,356
Healthcare Services Group, Inc. * 2,610 43,926
Heidrick & Struggles International, Inc. 1,413 70,325
Helen of Troy Ltd. * 1,455 36,666
Herbalife Ltd. * 1,752 14,787
Heron Therapeutics, Inc. * 10,644 13,411
HF Foods Group, Inc. * 3,192 8,810
a Shares Value
Honest Co., Inc. * 3,059 $ 11,257
Humacyte, Inc. * 6,656 11,581
ICF International, Inc. 1,197 111,082
ICU Medical, Inc. * 386 46,305
Ideaya Biosciences, Inc. * 5,176 140,839
ImmunityBio, Inc. * 3,045 7,491
Indivior PLC * (United Kingdom)  1,170 28,209
Information Services Group, Inc. 2,421 13,921
Ingles Markets, Inc. Class A  963 66,986
Inhibikase Therapeutics, Inc. * 1,731 2,804
Inhibrx Biosciences, Inc. * 557 18,760
Innovage Holding Corp. * 857 4,422
Innoviva, Inc. * 340 6,205
Inogen, Inc. * 1,661 13,570
Integra LifeSciences Holdings Corp. * 4,344 62,249
Intellia Therapeutics, Inc. * 6,398 110,493
Iovance Biotherapeutics, Inc. * 17,264 37,463
Ironwood Pharmaceuticals, Inc. * 2,838 3,718
Jade Biosciences, Inc. 2,445 21,100
Janux Therapeutics, Inc. * 1,700 41,548
John B Sanfilippo & Son, Inc. 134 8,614
John Wiley & Sons, Inc. Class A  86 3,480
Kelly Services, Inc. Class A  2,045 26,830
Keros Therapeutics, Inc. * 2,168 34,298
Kforce, Inc. 140 4,197
Kodiak Sciences, Inc. * 2,196 35,949
Korn Ferry 1,797 125,754
Korro Bio, Inc. * 459 21,981
Kura Oncology, Inc. * 5,208 46,091
Larimar Therapeutics, Inc. * 2,508 8,101
Laureate Education, Inc. * 5,478 172,776
Lexeo Therapeutics, Inc. * 1,316 8,738
Lifecore Biomedical, Inc. * 816 6,006
LifeStance Health Group, Inc. * 3,947 21,708
Ligand Pharmaceuticals, Inc. * 1,096 194,145
Limoneira Co. 1,427 21,191
LivaNova PLC * 3,539 185,373
Maravai LifeSciences Holdings, Inc. Class A * 7,357 21,115
MarketWise, Inc. 264 4,364
Marqeta, Inc. Class A * 13,840 73,075
Matthews International Corp. Class A  1,945 47,225
MaxCyte, Inc. * 9,383 14,825
Maze Therapeutics, Inc. * 1,237 32,075
MBX Biosciences, Inc. * 999 17,482
Medifast, Inc. * 781 10,676
MeiraGTx Holdings PLC * 787 6,477
Mercurity Fintech Holding, Inc. * (China)  1,839 45,203
Merit Medical Systems, Inc. * 254 21,140
Metsera, Inc. * 1,520 79,542
MGP Ingredients, Inc. 840 20,320
Mind Medicine MindMed, Inc. * 3,395 40,027
Mission Produce, Inc. * 2,845 34,197
Mister Car Wash, Inc. * 714 3,806
Monro, Inc. 1,868 33,568
Monte Rosa Therapeutics, Inc. * 3,103 22,993
Myriad Genetics, Inc. * 5,915 42,765
Nano-X Imaging Ltd. * (Israel)  3,509 12,983
National HealthCare Corp. 858 104,256
Nature's Sunshine Products, Inc. * 726 11,268
Neogen Corp. * 14,332 81,836
NeoGenomics, Inc. * 7,608 58,734
Neurogene, Inc. * 697 12,079
Nkarta, Inc. * 3,416 7,071
Novavax, Inc. * 1,647 14,279

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NPK International, Inc. * 5,162 $ 58,382
Nurix Therapeutics, Inc. * 4,880 45,091
Nuvation Bio, Inc. * 15,264 56,477
Olaplex Holdings, Inc. * 12,243 16,038
Olema Pharmaceuticals, Inc. * 3,904 38,220
OmniAb, Inc. * 7,114 11,382
Omnicell, Inc. * 3,000 91,350
OPKO Health, Inc. * 27,015 41,873
OraSure Technologies, Inc. * 5,938 19,061
ORIC Pharmaceuticals, Inc. * 2,668 32,016
Orthofix Medical, Inc. * 2,508 36,717
OrthoPediatrics Corp. * 911 16,881
Oruka Therapeutics, Inc. * 1,793 34,479
Outset Medical, Inc. * 719 10,152
Owens & Minor, Inc. * 5,015 24,072
Pacific Biosciences of California, Inc. * 19,526 24,993
Pacira BioSciences, Inc. * 2,704 69,682
PACS Group, Inc. * 227 3,117
Paysafe Ltd. * 2,087 26,964
Pediatrix Medical Group, Inc. * 5,551 92,979
Perdoceo Education Corp. 4,006 150,866
Performant Healthcare, Inc. * 1,167 9,021
Personalis, Inc. * 3,304 21,542
Perspective Therapeutics, Inc. * 4,010 13,754
Phathom Pharmaceuticals, Inc. * 2,001 23,552
Praxis Precision Medicines, Inc. * 1,070 56,710
Precigen, Inc. * 651 2,142
Premier, Inc. Class A  5,360 149,008
Prestige Consumer Healthcare, Inc. * 2,586 161,366
Prime Medicine, Inc. * 4,709 26,088
PROG Holdings, Inc. 2,531 81,903
Protara Therapeutics, Inc. * 2,570 11,179
Prothena Corp. PLC * (Ireland)  2,354 22,975
PTC Therapeutics, Inc. * 925 56,767
Puma Biotechnology, Inc. * 2,661 14,130
Quad/Graphics, Inc. 1,347 8,432
Quanex Building Products Corp. 2,986 42,461
Quanterix Corp. * 2,555 13,874
Quantum-Si, Inc. * 10,846 15,293
QuidelOrtho Corp. * 2,451 72,182
RadNet, Inc. * 841 64,093
Rapport Therapeutics, Inc. * 1,122 33,323
REGENXBIO, Inc. * 3,075 29,674
Relay Therapeutics, Inc. * 8,741 45,628
Repay Holdings Corp. * 5,378 28,127
Replimune Group, Inc. * 4,536 19,006
Resources Connection, Inc. 2,866 14,473
Rezolute, Inc. * 678 6,373
Rocket Pharmaceuticals, Inc. * 5,350 17,441
Sana Biotechnology, Inc. * 7,752 27,520
Scholar Rock Holding Corp. * 403 15,008
Select Medical Holdings Corp. 7,215 92,641
Semler Scientific, Inc. * 662 19,860
Seneca Foods Corp. Class A * 347 37,455
Septerna, Inc. * 1,385 26,052
Sezzle, Inc. * 75 5,965
SIGA Technologies, Inc. 782 7,155
Simply Good Foods Co. * 2,097 52,048
Solid Biosciences, Inc. * 3,882 23,952
Sonida Senior Living, Inc. * 192 5,322
Spectrum Brands Holdings, Inc. 1,430 75,118
Spyre Therapeutics, Inc. * 1,010 16,928
STAAR Surgical Co. * 425 11,420
Strata Critical Medical, Inc. * 4,504 22,790
a Shares Value
Strategic Education, Inc. 1,500 $ 129,015
Supernus Pharmaceuticals, Inc. * 3,195 152,689
Surgery Partners, Inc. * 4,946 107,031
Syndax Pharmaceuticals, Inc. * 483 7,431
Tactile Systems Technology, Inc. * 1,514 20,954
Tango Therapeutics, Inc. * 4,681 39,320
Target Hospitality Corp. * 2,239 18,987
Tectonic Therapeutic, Inc. * 608 9,540
Tejon Ranch Co. * 1,518 24,258
Teladoc Health, Inc. * 9,229 71,340
Terns Pharmaceuticals, Inc. * 4,700 35,297
Theravance Biopharma, Inc. * 506 7,388
Third Harmonic Bio, Inc. * ± Ω 1,922 58
Tonix Pharmaceuticals Holding Corp. * 567 13,699
Tourmaline Bio, Inc. * 1,118 53,474
Transcat, Inc. * 293 21,448
Travere Therapeutics, Inc. * 328 7,839
TreeHouse Foods, Inc. * 3,129 63,237
TrueBlue, Inc. * 2,202 13,498
Turning Point Brands, Inc. 114 11,270
Tvardi Therapeutics, Inc. * 124 4,832
Tyra Biosciences, Inc. * 1,628 22,776
U.S. Physical Therapy, Inc. 374 31,771
United Natural Foods, Inc. * 3,880 145,966
Universal Corp. 1,526 85,258
Upbound Group, Inc. 2,101 49,647
Upstream Bio, Inc. * 2,142 40,291
UroGen Pharma Ltd. * 396 7,900
USANA Health Sciences, Inc. * 651 17,935
USCB Financial Holdings, Inc. 576 10,051
Utah Medical Products, Inc. 182 11,461
Utz Brands, Inc. 4,689 56,971
Vanda Pharmaceuticals, Inc. * 4,033 20,125
Varex Imaging Corp. * 2,698 33,455
Vaxcyte, Inc. * 7,412 266,980
Verastem, Inc. * 1,451 12,812
Vestis Corp. 7,599 34,423
Village Super Market, Inc. Class A  645 24,097
Vir Biotechnology, Inc. * 5,849 33,398
Viridian Therapeutics, Inc. * 907 19,573
Voyager Therapeutics, Inc. * 3,267 15,257
Waldencast PLC Class A * 1,968 3,897
WaVe Life Sciences Ltd. * 841 6,156
Weis Markets, Inc. 1,063 76,398
Willdan Group, Inc. * 292 28,233
WillScot Holdings Corp. 31,548 665,978
Xencor, Inc. * 4,547 53,336
XOMA Royalty Corp. * 203 7,824
Zenas Biopharma, Inc. * 1,025 22,755
Zimvie, Inc. * 1,746 33,069
23,760,638
Energy - 4.4%
spacing
Alpha Metallurgical Resources, Inc. * 531 87,132
Array Technologies, Inc. * 7,820 63,733
Atlas Energy Solutions, Inc. 1,337 15,202
Berry Corp. 5,034 19,028
BKV Corp. * (Thailand)  1,045 24,171
Borr Drilling Ltd. * (Mexico)  16,525 44,452
Bristow Group, Inc. * 1,846 66,604
California Resources Corp. 4,371 232,450
CNX Resources Corp. * 8,883 285,322
Complete Solaria, Inc. * 1,633 2,874
Comstock Resources, Inc. * 1,453 28,813

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Core Laboratories, Inc. 3,024 $ 37,377
Core Natural Resources, Inc. 2,212 184,658
Crescent Energy Co. Class A  11,682 104,203
Diversified Energy Co. PLC ~ 3,753 52,580
DMC Global, Inc. * 919 7,766
DNOW, Inc. * 6,788 103,517
Evolution Petroleum Corp. 1,368 6,594
Excelerate Energy, Inc. Class A  1,500 37,785
Expro Group Holdings NV * 6,692 79,501
Flotek Industries, Inc. * 677 9,884
Flowco Holdings, Inc. Class A  212 3,148
Fluence Energy, Inc. * 1,004 10,843
Forum Energy Technologies, Inc. * 731 19,525
FutureFuel Corp. 2,340 9,079
Gevo, Inc. * 15,432 30,247
Golar LNG Ltd. (Cameroon)  6,491 262,301
Granite Ridge Resources, Inc. 3,632 19,649
Green Plains, Inc. * 4,182 36,760
Hallador Energy Co. * 156 3,053
Helix Energy Solutions Group, Inc. * 7,457 48,918
Helmerich & Payne, Inc. 6,213 137,245
HighPeak Energy, Inc. † 1,157 8,180
Hunting PLC (United Kingdom)  332,912 1,515,577
Infinity Natural Resources, Inc. Class A * 626 8,207
Innovex International, Inc. * 2,544 47,166
Kinetik Holdings, Inc. 726 31,029
Kolibri Global Energy, Inc. * (Canada)  1,920 10,656
Kosmos Energy Ltd. * (Ghana)  32,255 53,543
Liberty Energy, Inc. 294,944 3,639,609
Magnolia Oil & Gas Corp. Class A  9,711 231,802
Mammoth Energy Services, Inc. * 2,249 5,150
Matrix Service Co. * 1,557 20,366
Montauk Renewables, Inc. * 3,576 7,188
Murphy Oil Corp. 8,748 248,531
Nabors Industries Ltd. * 952 38,908
NACCO Industries, Inc. Class A  289 12,184
National Energy Services Reunited Corp. * 3,529 36,208
Natural Gas Services Group, Inc. 562 15,730
New Fortress Energy, Inc. †* 11,452 25,309
NEXTracker, Inc. Class A * 1,907 141,099
Noble Corp. PLC 8,134 230,029
Northern Oil & Gas, Inc. 6,189 153,487
Oceaneering International, Inc. * 361 8,946
Oil States International, Inc. * 4,142 25,100
Par Pacific Holdings, Inc. * 2,353 83,343
Patterson-UTI Energy, Inc. 23,721 122,875
PBF Energy, Inc. Class A  5,429 163,793
Peabody Energy Corp. 7,948 210,781
Plug Power, Inc. †* 71,556 166,725
Prairie Operating Co. * 1,243 2,467
PrimeEnergy Resources Corp. * 36 6,013
ProFrac Holding Corp. Class A * 570 2,109
ProPetro Holding Corp. * 5,433 28,469
Ranger Energy Services, Inc. Class A  1,227 17,227
REX American Resources Corp. * 1,457 44,613
Riley Exploration Permian, Inc. 737 19,980
RPC, Inc. 6,685 31,821
SandRidge Energy, Inc. 2,444 27,568
SEACOR Marine Holdings, Inc. * 1,564 10,150
Seadrill Ltd. * (Norway)  2,471 74,649
Select Water Solutions, Inc. 206,343 2,205,807
Shoals Technologies Group, Inc. Class A * 9,221 68,328
SM Energy Co. 7,377 184,204
Summit Midstream Corp. * 529 10,866
a Shares Value
SunCoke Energy, Inc. 5,719 $ 46,667
Sunrun, Inc. * 13,629 235,645
T1 Energy, Inc. * (Norway)  8,227 17,935
Talos Energy, Inc. * 8,025 76,960
TechnipFMC PLC (United Kingdom)  6,223 245,497
TETRA Technologies, Inc. * 8,140 46,805
Tidewater, Inc. * 138 7,360
Transocean Ltd. * 56,004 174,732
VAALCO Energy, Inc. 7,230 29,065
Valaris Ltd. * 4,111 200,493
Vital Energy, Inc. * 1,892 31,956
Vitesse Energy, Inc. 1,758 40,838
W&T Offshore, Inc. 5,199 9,462
Warrior Met Coal, Inc. 3,388 215,612
Whitecap Resources, Inc. †(Canada)  302,509 2,308,433
15,757,666
Financial - 34.8%
spacing
1st Source Corp. 1,305 80,336
Abacus Global Management, Inc. * 1,702 9,752
Acadia Realty Trust REIT 8,380 168,857
ACNB Corp. 753 33,162
Adamas Trust, Inc. REIT 5,927 41,311
Advanced Flower Capital, Inc. REIT 1,877 7,189
AG Mortgage Investment Trust, Inc. REIT 2,387 17,282
Alerus Financial Corp. 1,532 33,918
Alexander & Baldwin, Inc. REIT 109,267 1,987,567
Alpine Income Property Trust, Inc. REIT 958 13,575
AlTi Global, Inc. * 3,203 11,403
Amalgamated Financial Corp. 1,413 38,363
Ambac Financial Group, Inc. * 2,892 24,119
Amerant Bancorp, Inc. 1,535 29,579
American Assets Trust, Inc. REIT 3,017 61,305
American Coastal Insurance Corp. 973 11,082
American Healthcare REIT, Inc. 6,738 283,063
American Realty Investors, Inc. * 268 4,484
Ameris Bancorp 4,168 305,556
AMERISAFE, Inc. 635 27,838
Ames National Corp. 627 12,678
Angel Oak Mortgage REIT, Inc. 643 6,025
Anywhere Real Estate, Inc. * 6,923 73,315
Apartment Investment & Management Co.
Class A REIT 4,217 33,441
Apollo Commercial Real Estate Finance, Inc.
REIT 4,940 50,042
Apple Hospitality REIT, Inc. 14,810 177,868
Arbor Realty Trust, Inc. REIT † 12,435 151,831
ARES Commercial Real Estate Corp. REIT 4,035 18,198
Armada Hoffler Properties, Inc. REIT 5,660 39,677
ARMOUR Residential REIT, Inc. 6,720 100,397
Arrow Financial Corp. 1,285 36,365
Artisan Partners Asset Management, Inc. Class A  1,768 76,731
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  163 5,984
Associated Banc-Corp. 10,616 272,937
Atlantic Union Bankshares Corp. 144,025 5,082,642
Atlanticus Holdings Corp. * 353 20,679
Axos Financial, Inc. * 3,072 260,045
Bakkt Holdings, Inc. * 218 7,336
Banc of California, Inc. 7,746 128,196
BancFirst Corp. 145 18,335
Banco Latinoamericano de Comercio Exterior SA
(Panama)  1,925 88,492
Bank First Corp. 544 65,993

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bank of Hawaii Corp. 381 $ 25,009
Bank of Marin Bancorp 1,002 24,329
Bank of NT Butterfield & Son Ltd. (Bermuda)  2,689 115,412
Bank7 Corp. 391 18,092
BankUnited, Inc. 4,662 177,902
Bankwell Financial Group, Inc. 466 20,620
Banner Corp. 2,243 146,916
Bar Harbor Bankshares 1,147 34,938
BayCom Corp. 847 24,351
BCB Bancorp, Inc. 1,163 10,095
Beacon Financial Corp. 5,127 121,561
Better Home & Finance Holding Co. * 233 13,081
Bit Digital, Inc. * 20,974 62,922
Blackstone Mortgage Trust, Inc. Class A REIT 10,495 193,213
Blue Foundry Bancorp * 1,006 9,145
Blue Ridge Bankshares, Inc. * 1,841 7,787
Braemar Hotels & Resorts, Inc. REIT 4,617 12,604
Brandywine Realty Trust REIT 12,075 50,353
Bread Financial Holdings, Inc. 70,676 3,941,601
Bridgewater Bancshares, Inc. * 1,157 20,363
BrightSpire Capital, Inc. REIT 9,048 49,131
Broadstone Net Lease, Inc. REIT 12,501 223,393
Brookfield Business Corp. Class A (Canada)  1,036 34,737
BRT Apartments Corp. REIT 1,010 15,817
Burford Capital Ltd. 4,886 58,437
Burke & Herbert Financial Services Corp. 1,029 63,479
Business First Bancshares, Inc. 1,835 43,324
Byline Bancorp, Inc. 1,784 49,470
Cadence Bank 11,811 443,385
California BanCorp * 1,496 24,953
Camden National Corp. 55,507 2,142,015
Cannae Holdings, Inc. 3,755 68,754
Capital Bancorp, Inc. 776 24,754
Capital City Bank Group, Inc. 1,115 46,596
Capitol Federal Financial, Inc. 9,012 57,226
CareTrust REIT, Inc. 12,526 434,402
Carter Bankshares, Inc. * 1,572 30,513
Cathay General Bancorp 4,274 205,195
CBL & Associates Properties, Inc. REIT 257 7,859
Centerspace REIT 1,085 63,906
Central Pacific Financial Corp. 1,649 50,031
Chatham Lodging Trust REIT 3,520 23,619
Chemung Financial Corp. 304 15,966
Chicago Atlantic Real Estate Finance, Inc. REIT 1,450 18,545
Chimera Investment Corp. REIT 5,009 66,219
ChoiceOne Financial Services, Inc. 673 19,490
Cipher Mining, Inc. * 17,261 217,316
Citizens & Northern Corp. 1,374 27,219
Citizens Financial Services, Inc. 353 21,279
Citizens, Inc. †* 3,231 16,963
City Holding Co. 378 46,823
City Office REIT, Inc. 2,582 17,971
Civista Bancshares, Inc. 1,345 27,317
Claros Mortgage Trust, Inc. REIT 5,947 19,744
Cleanspark, Inc. * 18,041 261,595
CNB Financial Corp. 1,898 45,932
CNO Financial Group, Inc. 177,532 7,021,391
Cohen & Steers, Inc. 89 5,839
Colony Bankcorp, Inc. 1,219 20,735
Columbia Banking System, Inc. 247,097 6,360,277
Columbia Financial, Inc. * 1,684 25,277
Community Financial System, Inc. 2,578 151,174
Community Healthcare Trust, Inc. REIT 1,770 27,081
Community Trust Bancorp, Inc. 1,189 66,525
a Shares Value
Community West Bancshares 1,062 $ 22,132
Compass Diversified Holdings 4,599 30,445
ConnectOne Bancorp, Inc. 2,282 56,616
Consumer Portfolio Services, Inc. * 666 5,028
COPT Defense Properties REIT 7,361 213,911
Core Scientific, Inc. †* 3,106 55,722
CTO Realty Growth, Inc. REIT 1,782 29,047
Curbline Properties Corp. REIT 6,410 142,943
Cushman & Wakefield PLC * 11,479 182,746
Customers Bancorp, Inc. * 1,741 113,809
CVB Financial Corp. 8,371 158,296
Diamond Hill Investment Group, Inc. 64 8,961
DiamondRock Hospitality Co. REIT 7,050 56,118
Dime Community Bancshares, Inc. 2,090 62,345
Diversified Healthcare Trust REIT 14,858 65,524
Donegal Group, Inc. Class A  1,193 23,132
Douglas Elliman, Inc. * 4,802 13,734
Douglas Emmett, Inc. REIT 10,495 163,407
Dynex Capital, Inc. REIT 8,010 98,443
Eagle Bancorp, Inc. 1,375 27,803
Easterly Government Properties, Inc. REIT 2,495 57,210
Eastern Bankshares, Inc. 12,533 227,474
eHealth, Inc. * 2,291 9,874
Ellington Financial, Inc. REIT 6,014 78,062
Elme Communities REIT 5,622 94,787
Empire State Realty Trust, Inc. Class A REIT 9,560 73,230
Employers Holdings, Inc. 1,472 62,531
Enact Holdings, Inc. 1,919 73,574
Encore Capital Group, Inc. * 1,457 60,815
Enterprise Financial Services Corp. 2,500 144,950
Equity Bancshares, Inc. Class A  985 40,090
Essent Group Ltd. 6,312 401,191
Essential Properties Realty Trust, Inc. REIT 13,030 387,773
F&G Annuities & Life, Inc. 1,295 40,495
Farmers & Merchants Bancorp, Inc. 1,046 26,160
Farmers National Banc Corp. 2,743 39,527
Farmland Partners, Inc. REIT 2,893 31,476
FB Bancorp, Inc. * 745 8,955
FB Financial Corp. 2,543 141,747
Federal Agricultural Mortgage Corp. Class C  52 8,735
Fidelis Insurance Holdings Ltd. (United Kingdom)  3,829 69,496
Fidelity D&D Bancorp, Inc. 438 19,198
Finance of America Cos., Inc. Class A * 336 7,536
Financial Institutions, Inc. 1,202 32,694
First BanCorp 4,702 103,679
First Bancorp, Inc. 1,040 27,310
First Bancorp/Southern Pines NC 94,491 4,997,629
First Bank 1,676 27,302
First Busey Corp. 5,379 124,524
First Business Financial Services, Inc. 608 31,166
First Commonwealth Financial Corp. 171,762 2,928,542
First Community Bankshares, Inc. 1,306 45,449
First Financial Bancorp 5,967 150,667
First Financial Corp. 800 45,152
First Foundation, Inc. * 3,987 22,208
First Internet Bancorp 373 8,366
First Interstate BancSystem, Inc. Class A  175,010 5,577,569
First Merchants Corp. 3,571 134,627
First Mid Bancshares, Inc. 1,686 63,866
First United Corp. 102 3,751
First Western Financial, Inc. * 404 9,302
Firstsun Capital Bancorp * 787 30,528
Five Star Bancorp 1,024 32,973
Flagstar Financial, Inc. 19,751 228,124

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Flushing Financial Corp. 2,044 $ 28,228
Forge Global Holdings, Inc. * 764 12,912
Four Corners Property Trust, Inc. REIT 6,176 150,694
Franklin BSP Realty Trust, Inc. REIT 5,630 61,142
Franklin Financial Services Corp. 150 6,900
Franklin Street Properties Corp. REIT 7,443 11,909
FrontView REIT, Inc. 1,285 17,617
FRP Holdings, Inc. * 1,061 25,846
FS Bancorp, Inc. 525 20,958
Fulton Financial Corp. 11,831 220,412
FVCBankcorp, Inc. 1,330 17,250
GBank Financial Holdings, Inc. * 495 19,439
GCM Grosvenor, Inc. Class A  394 4,756
Genworth Financial, Inc. * 27,685 246,397
German American Bancorp, Inc. 81,141 3,186,407
Getty Realty Corp. REIT 3,327 89,263
Glacier Bancorp, Inc. 6,054 294,648
Gladstone Commercial Corp. REIT 2,333 28,743
Gladstone Land Corp. REIT † 2,508 22,973
Global Medical REIT, Inc. 803 27,069
Global Net Lease, Inc. REIT 13,532 110,015
GoHealth, Inc. Class A * 476 2,294
Goosehead Insurance, Inc. Class A  319 23,740
Great Southern Bancorp, Inc. 644 39,445
Greenlight Capital Re Ltd. Class A * 1,937 24,600
Guaranty Bancshares, Inc. 542 26,423
HA Sustainable Infrastructure Capital, Inc. 7,758 238,171
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  3,042 75,442
Hancock Whitney Corp. 5,444 340,849
Hanmi Financial Corp. 1,989 49,108
Hanover Insurance Group, Inc. 15,146 2,750,968
HarborOne Bancorp, Inc. 2,423 32,953
HBT Financial, Inc. 1,235 31,122
Heritage Commerce Corp. 4,079 40,504
Heritage Financial Corp. 2,217 53,629
Heritage Insurance Holdings, Inc. * 340 8,561
Hilltop Holdings, Inc. 2,719 90,869
Hingham Institution For Savings 115 30,335
Hippo Holdings, Inc. * 540 19,526
Home Bancorp, Inc. 579 31,454
Home BancShares, Inc. 12,190 344,977
HomeTrust Bancshares, Inc. 1,143 46,794
Hope Bancorp, Inc. 7,799 83,995
Horace Mann Educators Corp. 153,255 6,922,528
Horizon Bancorp, Inc. 2,627 42,058
Hudson Pacific Properties, Inc. REIT * 24,551 67,761
Hut 8 Corp. * (Canada)  6,126 213,246
Independence Realty Trust, Inc. REIT 164,701 2,699,449
Independent Bank Corp. (IBCP US) 1,445 44,759
Independent Bank Corp. (INDB US) 3,144 217,470
Industrial Logistics Properties Trust REIT 3,785 22,067
Innovative Industrial Properties, Inc. REIT 1,758 94,194
International Bancshares Corp. 3,154 216,838
InvenTrust Properties Corp. REIT 4,941 141,411
Invesco Mortgage Capital, Inc. REIT 4,902 37,059
Investar Holding Corp. 759 17,616
Investors Title Co. 106 28,390
Jackson Financial, Inc. Class A  4,527 458,268
James River Group Holdings Ltd. 2,459 13,647
JBG SMITH Properties REIT 4,015 89,334
John Marshall Bancorp, Inc. 990 19,622
Kearny Financial Corp. 3,723 24,460
Kennedy-Wilson Holdings, Inc. 8,115 67,517
a Shares Value
Kestrel Group Ltd. * (Bermuda)  166 $ 4,533
Kite Realty Group Trust REIT 95,921 2,139,038
KKR Real Estate Finance Trust, Inc. REIT 3,390 30,510
Ladder Capital Corp. REIT 7,948 86,713
Lakeland Financial Corp. 805 51,681
LCNB Corp. 1,006 15,080
Legacy Housing Corp. * 695 19,119
LendingClub Corp. * 7,390 112,254
LINKBANCORP, Inc. 1,943 13,854
Live Oak Bancshares, Inc. 1,184 41,700
loanDepot, Inc. Class A * 5,518 16,940
LTC Properties, Inc. REIT 2,788 102,766
LXP Industrial Trust REIT 19,659 176,145
Macerich Co. REIT 16,614 302,375
MARA Holdings, Inc. * 24,140 440,796
Marcus & Millichap, Inc. 1,574 46,197
Marex Group PLC (United Kingdom)  1,108 37,251
Maui Land & Pineapple Co., Inc. * 66 1,230
MBIA, Inc. * 3,194 23,795
McGrath RentCorp 25,863 3,033,730
Mechanics Bancorp Class A * 1,217 16,198
Medallion Financial Corp. 1,516 15,312
Mercantile Bank Corp. 1,268 57,060
Merchants Bancorp 1,656 52,661
Mercury General Corp. 1,755 148,789
Metrocity Bankshares, Inc. 1,269 35,139
Metropolitan Bank Holding Corp. 463 34,642
MFA Financial, Inc. REIT 6,893 63,347
Mid Penn Bancorp, Inc. 1,319 37,776
Middlefield Banc Corp. 580 17,406
Midland States Bancorp, Inc. 1,273 21,819
MidWestOne Financial Group, Inc. 1,144 32,364
MVB Financial Corp. 930 23,306
National Bank Holdings Corp. Class A  2,126 82,149
National Bankshares, Inc. 432 12,718
National Health Investors, Inc. REIT 2,340 186,030
Navient Corp. 4,623 60,792
NB Bancorp, Inc. 2,461 43,437
NBT Bancorp, Inc. 3,185 133,006
Nelnet, Inc. Class A  880 110,334
NET Lease Office Properties REIT 958 28,414
NETSTREIT Corp. REIT 4,563 82,408
Newmark Group, Inc. Class A  10,174 189,745
NewtekOne, Inc. 2,018 23,106
NexPoint Diversified Real Estate Trust REIT 3,282 12,111
Nexpoint Real Estate Finance, Inc. REIT 670 9,501
NexPoint Residential Trust, Inc. REIT 919 29,610
NI Holdings, Inc. * 522 7,078
Nicolet Bankshares, Inc. 638 85,811
NMI Holdings, Inc. * 5,104 195,687
Northeast Bank 246 24,639
Northeast Community Bancorp, Inc. 1,081 22,236
Northfield Bancorp, Inc. 2,386 28,155
Northpointe Bancshares, Inc. 172 2,938
Northrim BanCorp, Inc. 825 17,869
Northwest Bancshares, Inc. 9,394 116,392
Norwood Financial Corp. 777 19,751
Oak Valley Bancorp 563 15,860
OceanFirst Financial Corp. 3,998 70,245
OFG Bancorp 2,760 120,032
Ohio Valley Banc Corp. 86 3,180
Old National Bancorp 20,253 444,553
Old Second Bancorp, Inc. 3,248 56,142
One Liberty Properties, Inc. REIT 1,344 29,729

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Onity Group, Inc. * 470 $ 18,781
Oportun Financial Corp. * 2,514 15,511
Orange County Bancorp, Inc. 946 23,849
Orchid Island Capital, Inc. REIT † 6,569 46,049
Origin Bancorp, Inc. 1,740 60,065
Orrstown Financial Services, Inc. 1,172 39,825
Pagseguro Digital Ltd. Class A (Brazil)  4,472 44,720
Paramount Group, Inc. REIT * 12,426 81,266
Park National Corp. 1,024 166,431
Parke Bancorp, Inc. 897 19,330
PCB Bancorp 953 20,013
Peakstone Realty Trust REIT 2,436 31,960
Peapack-Gladstone Financial Corp. 662 18,271
Pebblebrook Hotel Trust REIT 7,590 86,450
PennyMac Financial Services, Inc. 1,896 234,876
PennyMac Mortgage Investment Trust REIT 6,545 80,242
Peoples Bancorp of North Carolina, Inc. 349 10,700
Peoples Bancorp, Inc. 46,477 1,393,845
Peoples Financial Services Corp. 566 27,513
Phillips Edison & Co., Inc. REIT 6,648 228,226
Piedmont Realty Trust, Inc. REIT 8,294 74,646
Pioneer Bancorp, Inc. * 739 9,651
Piper Sandler Cos. 4,624 1,604,482
Plumas Bancorp 544 23,468
Plymouth Industrial REIT, Inc. 2,653 59,241
Ponce Financial Group, Inc. * 1,638 24,079
Postal Realty Trust, Inc. Class A REIT 958 15,031
PotlatchDeltic Corp. REIT 4,839 197,189
PRA Group, Inc. * 2,598 40,113
Preferred Bank 720 65,081
Primis Financial Corp. 1,460 15,345
Princeton Bancorp, Inc. 427 13,596
ProAssurance Corp. * 3,293 78,999
Provident Bancorp, Inc. * 1,155 14,472
Provident Financial Services, Inc. 6,955 134,092
QCR Holdings, Inc. 1,088 82,296
Radian Group, Inc. 8,800 318,736
RBB Bancorp 1,383 25,945
RE/MAX Holdings, Inc. Class A * 1,280 12,070
Ready Capital Corp. REIT † 11,132 43,081
Red River Bancshares, Inc. 372 24,113
Redwood Trust, Inc. REIT 9,814 56,823
Regional Management Corp. 555 21,623
Renasant Corp. 6,105 225,213
Republic Bancorp, Inc. Class A  648 46,818
Resolute Holdings Management, Inc. * 99 7,143
Riot Platforms, Inc. * 22,676 431,524
RLJ Lodging Trust REIT 10,474 75,413
RMR Group, Inc. Class A  1,148 18,058
Rosebank Industries PLC * (Jersey)  572,551 2,799,166
S&T Bancorp, Inc. 2,521 94,764
Sabra Health Care REIT, Inc. 15,727 293,151
Safehold, Inc. REIT 3,622 56,105
Safety Insurance Group, Inc. 977 69,064
Seacoast Banking Corp. of Florida 109,457 3,330,777
Seaport Entertainment Group, Inc. * 404 9,260
Selective Insurance Group, Inc. 22,928 1,858,773
Selectquote, Inc. * 3,449 6,760
Service Properties Trust REIT 11,004 29,821
Seven Hills Realty Trust REIT 1,380 14,228
Shore Bancshares, Inc. 2,069 33,952
Sierra Bancorp 1,096 31,685
Sila Realty Trust, Inc. REIT 3,674 92,217
a Shares Value
Silvercrest Asset Management Group, Inc.
Class A  900 $ 14,175
Simmons First National Corp. Class A  8,884 170,306
SiriusPoint Ltd. * (Sweden)  6,058 109,589
SITE Centers Corp. REIT 3,410 30,724
SL Green Realty Corp. REIT 4,615 276,023
Slide Insurance Holdings, Inc. * 372 5,872
SmartFinancial, Inc. 971 34,694
Smartstop Self Storage REIT, Inc. 1,952 73,473
South Plains Financial, Inc. 1,062 41,046
Southern First Bancshares, Inc. * 628 27,707
Southern Missouri Bancorp, Inc. 714 37,528
Southside Bancshares, Inc. 1,654 46,725
Southstate Bank Corp. 65,118 6,438,217
STAG Industrial, Inc. REIT 27,190 959,535
Stellar Bancorp, Inc. 2,953 89,594
Sterling Bancorp, Inc. * ± Ω 1,844 –
Stewart Information Services Corp. 1,815 133,076
Stock Yards Bancorp, Inc. 126 8,819
Stratus Properties, Inc. * 448 9,480
Summit Hotel Properties, Inc. REIT 7,654 42,020
Sunrise Realty Trust, Inc. REIT 924 9,600
Sunstone Hotel Investors, Inc. REIT 11,853 111,063
SWK Holdings Corp. 196 2,852
Tanger, Inc. REIT 652 22,064
Terawulf, Inc. * 1,047 11,957
Terreno Realty Corp. REIT 6,625 375,969
Texas Capital Bancshares, Inc. * 2,518 212,847
Third Coast Bancshares, Inc. * 887 33,679
Timberland Bancorp, Inc. 730 24,294
Tiptree, Inc. 1,337 25,630
Tompkins Financial Corp. 949 62,833
Towne Bank 4,679 161,753
TPG RE Finance Trust, Inc. REIT 4,725 40,446
Transcontinental Realty Investors, Inc. REIT * 96 4,428
TriCo Bancshares 75,689 3,361,348
Triumph Financial, Inc. * 744 37,230
TrustCo Bank Corp. 1,207 43,814
Trustmark Corp. 3,762 148,975
TWFG, Inc. * 270 7,409
Two Harbors Investment Corp. REIT 3,357 33,134
UMB Financial Corp. 4,355 515,414
United Bankshares, Inc. 8,948 332,955
United Community Banks, Inc. 7,662 240,204
United Fire Group, Inc. 1,413 42,983
Unity Bancorp, Inc. 433 21,161
Universal Health Realty Income Trust REIT 70 2,742
Universal Insurance Holdings, Inc. 1,302 34,243
Univest Financial Corp. 1,917 57,548
Urban Edge Properties REIT 8,228 168,427
Valley National Bancorp 24,359 258,205
Velocity Financial, Inc. * 661 11,991
Veris Residential, Inc. REIT 4,972 75,574
Veritex Holdings, Inc. 3,359 112,627
Victory Capital Holdings, Inc. Class A  70,803 4,585,202
Virginia National Bankshares Corp. 433 16,805
Virtus Investment Partners, Inc. 426 80,953
WaFd, Inc. 4,963 150,329
Walker & Dunlop, Inc. 2,127 177,860
Washington Trust Bancorp, Inc. 24,762 715,622
Waterstone Financial, Inc. 1,217 18,985
WesBanco, Inc. 5,728 182,895
West BanCorp, Inc. 1,378 28,001
Westamerica BanCorp 1,559 77,934

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Western New England Bancorp, Inc. 267 $ 3,207
Whitestone REIT 3,386 41,580
World Acceptance Corp. * 194 32,813
WSFS Financial Corp. 105,303 5,678,991
Xenia Hotels & Resorts, Inc. REIT 5,524 75,789
123,958,562
Industrial - 22.3%
spacing
908 Devices, Inc. * 582 5,098
AAR Corp. * 1,730 155,129
Aebi Schmidt Holding AG (Switzerland)  2,388 29,778
AerSale Corp. * 2,116 17,330
AirJoule Technologies Corp. * 630 2,955
Alamo Group, Inc. 468 89,341
Albany International Corp. Class A  1,306 69,610
Allient, Inc. 890 39,828
American Woodmark Corp. * 17,896 1,194,737
Apogee Enterprises, Inc. 1,369 59,647
Applied Optoelectronics, Inc. * 701 18,177
ArcBest Corp. 1,461 102,080
Arcosa, Inc. 2,266 212,347
Ardagh Metal Packaging SA 6,807 27,160
Ardmore Shipping Corp. (Ireland)  2,221 26,363
Arq, Inc. * 2,299 16,461
Aspen Aerogels, Inc. * 4,352 30,290
Astec Industries, Inc. 1,493 71,858
Astronics Corp. * 153 6,978
Atkore, Inc. 2,155 135,205
Atmus Filtration Technologies, Inc. 493 22,229
Bel Fuse, Inc. Class A  153 17,802
Bel Fuse, Inc. Class B  650 91,663
Benchmark Electronics, Inc. 113,375 4,370,606
Boise Cascade Co. 2,415 186,728
Bowman Consulting Group Ltd. * 38 1,610
Brady Corp. Class A  13,197 1,029,762
Clearwater Paper Corp. * 1,015 21,071
Columbus McKinnon Corp. 1,795 25,740
Concrete Pumping Holdings, Inc. 1,695 11,950
Core Molding Technologies, Inc. * 696 14,303
Costamare Bulkers Holdings Ltd. * (Monaco)  714 10,260
Costamare, Inc. (Monaco)  2,926 34,849
Covenant Logistics Group, Inc. 887 19,212
CryoPort, Inc. * 2,579 24,449
CTS Corp. 1,476 58,951
DHT Holdings, Inc. 8,330 99,544
Dorian LPG Ltd. 2,355 70,179
Ducommun, Inc. * 899 86,421
Eastern Co. 466 10,932
Eastman Kodak Co. * 4,396 28,178
Energizer Holdings, Inc. 895 22,277
EnerSys 2,342 264,552
Enpro, Inc. 1,203 271,878
Enviri Corp. * 4,962 62,968
FLEX LNG Ltd. * (Norway)  1,646 41,479
Fluor Corp. * 10,665 448,677
Forward Air Corp. * 845 21,666
Gates Industrial Corp. PLC * 265,310 6,584,994
GATX Corp. 2,157 377,044
Genco Shipping & Trading Ltd. 2,156 38,377
Gencor Industries, Inc. * 787 11,514
Gibraltar Industries, Inc. * 1,929 121,141
Granite Construction, Inc. 388 42,544
Great Lakes Dredge & Dock Corp. * 4,414 52,924
Greenbrier Cos., Inc. 1,904 87,908
a Shares Value
Greif, Inc. Class A  1,507 $ 90,058
Greif, Inc. Class B  451 27,786
Heartland Express, Inc. 3,038 25,458
Helios Technologies, Inc. 2,144 111,767
Hillenbrand, Inc. 4,550 123,032
Hillman Solutions Corp. * 13,026 119,579
Himalaya Shipping Ltd. * (Bermuda)  1,659 13,654
Hub Group, Inc. Class A  3,797 130,769
Hyster-Yale, Inc. 749 27,608
Ichor Holdings Ltd. * 2,174 38,088
Insteel Industries, Inc. 553 21,202
International Seaways, Inc. 2,576 118,702
Intuitive Machines, Inc. * 6,706 70,547
Itron, Inc. * 1,522 189,580
Janus International Group, Inc. * 5,605 55,321
JBT Marel Corp. 1,761 247,332
JELD-WEN Holding, Inc. * 5,593 27,462
Kennametal, Inc. 4,840 101,301
Kimball Electronics, Inc. * 1,611 48,104
Knight-Swift Transportation Holdings, Inc. 7,632 301,540
Knowles Corp. * 197,952 4,614,261
L.B. Foster Co. Class A * 822 22,153
Latham Group, Inc. * 433 3,295
Louisiana-Pacific Corp. 20,625 1,832,325
LSB Industries, Inc. * 3,859 30,409
LSI Industries, Inc. 464 10,955
Luxfer Holdings PLC (United Kingdom)  1,946 27,049
Manitowoc Co., Inc. * 2,342 23,443
Marten Transport Ltd. 3,592 38,291
Masterbrand, Inc. * 8,306 109,390
Materion Corp. 1,083 130,837
Matson, Inc. 2,100 207,039
Mayville Engineering Co., Inc. * 864 11,889
Melrose Industries PLC (United Kingdom)  786,738 6,477,111
Mercury Systems, Inc. * 2,605 201,627
Metallus, Inc. * 2,461 40,680
MicroVision, Inc. * 7,480 9,275
Middleby Corp. * 24,426 3,246,948
Mistras Group, Inc. * 1,290 12,694
Montrose Environmental Group, Inc. * 2,068 56,787
MSA Safety, Inc. 5,447 937,265
Mueller Water Products, Inc. Class A  123,678 3,156,263
Myers Industries, Inc. 2,081 35,252
NANO Nuclear Energy, Inc. * 106 4,087
National Presto Industries, Inc. 356 39,925
Navigator Holdings Ltd. 2,018 31,259
Net Power, Inc. * 2,123 6,390
NL Industries, Inc. 853 5,246
nLight, Inc. * 2,931 86,846
Nordic American Tankers Ltd. 14,617 45,897
NWPX Infrastructure, Inc. * 652 34,510
O-I Glass, Inc. * 7,597 98,533
Olympic Steel, Inc. 758 23,081
Orion Group Holdings, Inc. * 2,141 17,813
Outdoor Holding Co. * 8,203 12,140
Palladyne AI Corp. * 1,735 14,904
PAMT Corp. * 475 5,415
Pangaea Logistics Solutions Ltd. 3,080 15,646
Park Aerospace Corp. 477 9,702
Park-Ohio Holdings Corp. 870 18,479
Perma-Fix Environmental Services, Inc. * 849 8,575
Plexus Corp. * 119 17,218
Power Solutions International, Inc. * 32 3,143
Primoris Services Corp. 226 31,037

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Proficient Auto Logistics, Inc. * 1,676 $ 11,548
Proto Labs, Inc. * 1,532 76,646
Pure Cycle Corp. * 1,666 18,443
QinetiQ Group PLC (United Kingdom)  982,349 7,301,108
Radiant Logistics, Inc. * 2,782 16,414
Ranpak Holdings Corp. * 3,218 18,085
Regal Rexnord Corp. 33,390 4,789,462
RXO, Inc. * 96,407 1,482,740
Ryerson Holding Corp. 124,341 2,842,435
Safe Bulkers, Inc. (Monaco)  4,558 20,238
Sanmina Corp. * 7,720 888,649
Scorpio Tankers, Inc. (Monaco)  2,865 160,583
Senior PLC (United Kingdom)  840,264 2,248,144
SFL Corp. Ltd. (Norway)  7,947 59,841
Smith & Wesson Brands, Inc. 2,794 27,465
Southland Holdings, Inc. * 349 1,497
Standard BioTools, Inc. * 20,496 26,645
Standex International Corp. 143 30,302
Sturm Ruger & Co., Inc. 664 28,864
Teekay Corp. Ltd. (Bermuda)  3,661 29,947
Teekay Tankers Ltd. Class A (Canada)  1,538 77,746
Tennant Co. 1,199 97,191
Terex Corp. 4,146 212,690
Thermon Group Holdings, Inc. * 1,861 49,726
Tredegar Corp. * 2,004 16,092
TriMas Corp. 2,164 83,617
Trinity Industries, Inc. 2,718 76,213
TTM Technologies, Inc. * 13,118 755,597
Tutor Perini Corp. * 2,895 189,883
UFP Industries, Inc. 25,721 2,404,656
Uniti Group, Inc. 9,380 57,406
Universal Logistics Holdings, Inc. 399 9,353
Valmont Industries, Inc. 19,118 7,412,622
Vishay Intertechnology, Inc. 7,907 120,977
Vontier Corp. 155,245 6,515,633
Voyager Technologies, Inc. Class A * 238 7,088
Werner Enterprises, Inc. 3,050 80,276
Willis Lease Finance Corp. 177 24,265
World Kinect Corp. 3,106 80,601
Worthington Enterprises, Inc. 1,377 76,410
Worthington Steel, Inc. 2,137 64,943
79,142,769
Technology - 6.4%
spacing
3D Systems Corp. †* 9,026 26,175
8x8, Inc. * 7,672 16,265
ACI Worldwide, Inc. * 162,979 8,600,402
ACM Research, Inc. Class A * 3,288 128,659
Adeia, Inc. 879 14,767
Aehr Test Systems * 365 10,990
Aeluma, Inc. * 502 8,082
Alpha & Omega Semiconductor Ltd. * 1,627 45,491
Ambiq Micro, Inc. * 91 2,723
Arteris, Inc. * 1,823 18,412
ASGN, Inc. * 2,753 130,355
Asure Software, Inc. * 1,897 15,555
Axcelis Technologies, Inc. * 1,931 188,543
Bandwidth, Inc. Class A * 1,310 21,838
BigBear.ai Holdings, Inc. †* 14,481 94,416
Blackbaud, Inc. * 445 28,618
Blaize Holdings, Inc. * 1,012 3,491
Box, Inc. Class A * 2,029 65,476
Cerence, Inc. * 1,836 22,877
CEVA, Inc. * 170 4,490
a Shares Value
Cohu, Inc. * 2,966 $ 60,299
Conduent, Inc. * 11,002 30,806
Consensus Cloud Solutions, Inc. * 1,269 37,270
Corsair Gaming, Inc. * 3,053 27,233
Cricut, Inc. Class A  2,993 18,826
CS Disco, Inc. * 652 4,212
CSG Systems International, Inc. 147 9,464
Daily Journal Corp. * 24 11,163
Definitive Healthcare Corp. * 2,794 11,344
Diebold Nixdorf, Inc. * 96 5,475
Digi International, Inc. * 2,401 87,540
Digital Turbine, Inc. * 2,477 15,853
Diodes, Inc. * 2,974 158,246
Domo, Inc. Class B * 245 3,881
Donnelley Financial Solutions, Inc. * 462 23,761
Evolent Health, Inc. Class A * 5,159 43,645
Expensify, Inc. Class A * 1,154 2,135
Fastly, Inc. Class A * 8,940 76,437
FormFactor, Inc. * 1,249 45,489
GigaCloud Technology, Inc. Class A * (Hong
Kong)  1,609 45,696
Grid Dynamics Holdings, Inc. * 893 6,885
Health Catalyst, Inc. * 4,875 13,894
I3 Verticals, Inc. Class A * 1,458 47,327
Immersion Corp. 2,172 15,942
Insight Enterprises, Inc. * 1,243 140,969
Integral Ad Science Holding Corp. * 4,273 43,456
Kulicke & Soffa Industries, Inc. (Singapore)  1,318 53,563
MaxLinear, Inc. * 4,612 74,161
McGraw Hill, Inc. * 219 2,748
Mitek Systems, Inc. * 2,390 23,350
MKS, Inc. 66,509 8,231,819
N-able, Inc. * 4,761 37,136
Navitas Semiconductor Corp. †* 7,345 53,031
NCR Voyix Corp. * 9,095 114,142
NetScout Systems, Inc. * 4,518 116,700
Omada Health, Inc. * 180 3,980
ON24, Inc. * 2,387 13,654
OneSpan, Inc. 2,052 32,606
Onto Innovation, Inc. * 20,027 2,587,889
PAR Technology Corp. * 1,057 41,836
Penguin Solutions, Inc. * 3,356 88,196
Photronics, Inc. * 3,798 87,164
Pitney Bowes, Inc. 7,148 81,559
Playstudios, Inc. * 8,646 8,323
Playtika Holding Corp. 2,929 11,394
Porch Group, Inc. * 1,009 16,931
PubMatic, Inc. Class A * 2,753 22,795
Rackspace Technology, Inc. * 6,453 9,099
Richardson Electronics Ltd. 956 9,359
Rimini Street, Inc. * 3,114 14,573
Silvaco Group, Inc. * 340 1,839
Synaptics, Inc. * 2,251 153,833
Teads Holding Co. * 3,577 5,902
Telos Corp. * 3,635 24,863
TTEC Holdings, Inc. * 1,869 6,280
Ultra Clean Holdings, Inc. * 2,692 73,357
Unisys Corp. * 1,375 5,362
V2X, Inc. * 1,147 66,629
Veeco Instruments, Inc. * 3,690 112,287
Verint Systems, Inc. * 3,828 77,517
Vimeo, Inc. * 5,623 43,578
Vishay Precision Group, Inc. * 812 26,025
Waystar Holding Corp. * 1,087 41,219

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Xerox Holdings Corp. 7,850 $ 29,516
22,839,088
Utilities - 2.3%
spacing
ALLETE, Inc. 3,655 242,692
Ameresco, Inc. Class A * 2,086 70,048
American States Water Co. 787 57,703
Avista Corp. 5,179 195,818
Black Hills Corp. 25,986 1,600,478
Brookfield Infrastructure Corp. Class A (Canada)  7,809 321,106
California Water Service Group 3,869 177,548
Chesapeake Utilities Corp. 1,013 136,441
Consolidated Water Co. Ltd. 754 26,601
Genie Energy Ltd. Class B  1,290 19,286
H2O America 2,062 100,419
Hawaiian Electric Industries, Inc. * 11,399 125,845
IDACORP, Inc. 11,262 1,488,273
MGE Energy, Inc. 1,213 102,110
Middlesex Water Co. 998 54,012
New Jersey Resources Corp. 6,669 321,112
Northwest Natural Holding Co. 2,613 117,402
Northwestern Energy Group, Inc. 4,024 235,847
Oklo, Inc. * 5,416 604,588
ONE Gas, Inc. 3,900 315,666
Ormat Technologies, Inc. 3,969 382,016
Otter Tail Corp. 2,369 194,187
Portland General Electric Co. 7,155 314,820
RGC Resources, Inc. 617 13,846
Southwest Gas Holdings, Inc. 4,230 331,378
Spire, Inc. 3,800 309,776
TXNM Energy, Inc. 6,305 356,548
Unitil Corp. 968 46,328
York Water Co. 769 23,393
8,285,287
Total Common Stocks
    (Cost $330,611,350) 345,293,877
Principal
Amount
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency Issues - 1.9%
Federal Home Loan Bank Discount Notes
4.160% due 10/01/25  $ 6,795,000 6,794,241
U.S. Treasury Bills - 0.6%
2.057% due 10/02/25  2,000,000 1,999,777
Total Short-Term Investments
(Cost $8,794,781) 8,794,018
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.5%
    (Cost $339,407,152) 354,090,230
Shares
SECURITIES LENDING COLLATERAL - 1.7%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.990% 1,455,504 1,455,504
Principal
Amount Value
Repurchase Agreements - 1.3%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$2,473,002; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,522,462) $ 2,472,712 $ 2,472,712
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$2,252,820; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$2,295,695) 2,249,156 2,249,156
4,721,868
Total Securities Lending Collateral
(Cost $6,177,372) 6,177,372
a
TOTAL INVESTMENTS - 101.2%
(Cost $345,584,524) 360,267,602
DERIVATIVES - 0.0% 8,144
OTHER ASSETS & LIABILITIES, NET - (1.2%) (4,441,371)
NET ASSETS - 100.0% $ 355,834,375

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $1,549 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 12/25 80 $ 974,056 $ 982,200 $ 8,144

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 5,483 $ 5,319
Total Rights
    (Cost $2,522) 5,319
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $0.21 Exp 11/23/27
* ± Ω 2 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 96.7%
Communications - 2.3%
spacing
DigitalBridge Group, Inc. 169,543 1,983,653
Q2 Holdings, Inc. * 35,653 2,580,921
Wix.com Ltd. * (Israel)  5,345 949,432
5,514,006
Consumer, Cyclical - 8.8%
spacing
Black Rock Coffee Bar, Inc. Class A * 73,628 1,756,764
Brunswick Corp. 37,606 2,378,204
Columbia Sportswear Co. 18,218 952,801
Ollie's Bargain Outlet Holdings, Inc. * 9,456 1,214,151
Patrick Industries, Inc. 24,435 2,527,312
QXO, Inc. †* 195,556 3,727,297
RB Global, Inc. (Canada)  10,350 1,121,526
Sportradar Group AG Class A * (Switzerland)  86,940 2,338,686
Visteon Corp. 26,533 3,180,245
Wingstop, Inc. † 7,795 1,961,846
21,158,832
Consumer, Non-Cyclical - 30.7%
spacing
Absci Corp. †* 188,864 574,147
Adaptive Biotechnologies Corp. * 95,686 1,431,463
Adtalem Global Education, Inc. * 15,514 2,396,137
Align Technology, Inc. * 16,372 2,050,102
Amicus Therapeutics, Inc. * 280,288 2,208,669
Annexon, Inc. * 77,163 235,347
Ascendis Pharma AS ADR * (Denmark)  11,943 2,374,388
AtriCure, Inc. * 33,776 1,190,604
Bio-Techne Corp. 73,732 4,101,711
BioLife Solutions, Inc. * 83,115 2,120,264
Caris Life Sciences, Inc. * 31,452 951,423
Ceribell, Inc. * 43,045 494,587
Certara, Inc. * 107,184 1,309,788
CG oncology, Inc. * 19,758 795,852
Chefs' Warehouse, Inc. * 37,965 2,214,498
Collegium Pharmaceutical, Inc. * 61,139 2,139,254
Cytokinetics, Inc. * 36,334 1,996,917
elf Beauty, Inc. * 9,127 1,209,145
Exact Sciences Corp. * 45,700 2,500,247
Fractyl Health, Inc. †* 73,806 117,352
GeneDx Holdings Corp. * 14,669 1,580,438
Globus Medical, Inc. Class A * 54,132 3,100,140
Guardant Health, Inc. * 23,897 1,493,085
a Shares Value
Harmony Biosciences Holdings, Inc. * 45,377 $ 1,250,590
HealthEquity, Inc. * 15,125 1,433,396
Immunocore Holdings PLC ADR †* (United
Kingdom)  35,137 1,276,527
Integer Holdings Corp. * 14,068 1,453,646
Ionis Pharmaceuticals, Inc. * 35,849 2,345,242
iRhythm Technologies, Inc. * 11,646 2,002,996
Kiniksa Pharmaceuticals International PLC * 30,989 1,203,303
Kymera Therapeutics, Inc. * 31,438 1,779,391
Legence Corp. Class A * 48,656 1,499,091
Legend Biotech Corp. ADR * 41,828 1,364,011
Ligand Pharmaceuticals, Inc. * 28,486 5,046,010
Masimo Corp. †* 15,314 2,259,581
Neurocrine Biosciences, Inc. * 10,167 1,427,243
Oddity Tech Ltd. Class A * (Israel)  21,187 1,319,950
Outset Medical, Inc. †* 49,739 702,315
PROCEPT BioRobotics Corp. †* 22,864 816,016
Tempus AI, Inc. †* 6,669 538,255
TriNet Group, Inc. 22,869 1,529,707
U.S. Foods Holding Corp. * 34,623 2,652,814
UFP Technologies, Inc. †* 13,080 2,610,768
Ultragenyx Pharmaceutical, Inc. * 38,499 1,158,050
74,254,460
Energy - 3.6%
spacing
Antero Resources Corp. * 52,481 1,761,262
Matador Resources Co. 30,656 1,377,374
Permian Resources Corp. 101,829 1,303,411
TechnipFMC PLC (United Kingdom)  61,902 2,442,034
Viper Energy, Inc. Class A  49,902 1,907,255
8,791,336
Financial - 8.7%
spacing
GCM Grosvenor, Inc. Class A  154,776 1,868,146
Independence Realty Trust, Inc. REIT 140,372 2,300,697
Miami International Holdings, Inc. * 23,903 962,335
Neptune Insurance Holdings, Inc. Class A * 19,297 385,940
P10, Inc. Class A  159,565 1,736,067
PJT Partners, Inc. Class A  16,564 2,943,920
StepStone Group, Inc. Class A  77,472 5,059,696
Terreno Realty Corp. REIT 50,499 2,865,818
WisdomTree, Inc. † 204,532 2,842,995
20,965,614
Industrial - 21.5%
spacing
Advanced Energy Industries, Inc. 30,134 5,126,999
AptarGroup, Inc. 16,295 2,177,990
Bloom Energy Corp. Class A * 16,944 1,432,954
Crane Co. 16,715 3,077,900
Flowserve Corp. 79,970 4,249,606
GFL Environmental, Inc. 34,750 1,646,455
Jacobs Solutions, Inc. 7,473 1,119,904
James Hardie Industries PLC †* 128,447 2,467,467
Karman Holdings, Inc. * 25,040 1,807,888
Knife River Corp. * 30,430 2,339,154
Knight-Swift Transportation Holdings, Inc. 43,940 1,736,069
Littelfuse, Inc. 11,646 3,016,430
Mirion Technologies, Inc. * 84,509 1,965,679
Modine Manufacturing Co. * 22,871 3,251,341
nLight, Inc. * 66,727 1,977,121
nVent Electric PLC 54,792 5,404,683
StandardAero, Inc. * 49,461 1,349,791
TopBuild Corp. * 9,125 3,566,598

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
TTM Technologies, Inc. * 35,412 $ 2,039,731
XPO, Inc. * 16,614 2,147,692
51,901,452
Technology - 21.1%
spacing
ACV Auctions, Inc. Class A * 193,768 1,920,241
Alkami Technology, Inc. †* 117,555 2,920,066
Box, Inc. Class A * 48,136 1,553,349
Bullish †* (Cayman)  15,884 1,010,381
CACI International, Inc. Class A * 4,947 2,467,465
CCC Intelligent Solutions Holdings, Inc. * 334,959 3,051,476
Corsair Gaming, Inc. * 155,580 1,387,774
Elastic NV * 14,155 1,195,956
ExlService Holdings, Inc. * 49,713 2,188,863
FormFactor, Inc. * 92,234 3,359,162
Genius Sports Ltd. * (United Kingdom)  359,022 4,444,692
JFrog Ltd. * 80,309 3,801,025
Kinaxis, Inc. * (Canada)  12,358 1,595,254
MACOM Technology Solutions Holdings, Inc. * 24,223 3,015,521
Netskope, Inc. Class A * 97,047 2,205,878
Onestream, Inc. * 116,639 2,149,657
Pegasystems, Inc. 69,635 4,004,013
Schrodinger, Inc. * 165,225 3,314,414
SentinelOne, Inc. Class A * 85,529 1,506,166
ServiceTitan, Inc. Class A * 9,504 958,288
Vertex, Inc. Class A * 121,366 3,008,663
51,058,304
Total Common Stocks
    (Cost $214,475,103) 233,644,004
Principal
Amount
SHORT-TERM INVESTMENTS - 3.7%
U.S. Government Agency Issues - 3.7%
Federal National Mortgage Association Discount
Notes
4.160% due 10/01/25  $ 8,830,000 8,829,014
Total Short-Term Investments
(Cost $8,830,000) 8,829,014
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.4%
    (Cost $223,307,625) 242,478,337
Shares
SECURITIES LENDING COLLATERAL - 6.8%
Mutual Funds - 1.6%
The Morgan Stanley Institutional Liquidity Funds
3.990% 3,885,992 3,885,992
Principal
Amount
Repurchase Agreements - 5.2%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$6,602,572; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $6,734,624) $ 6,601,798 6,601,798
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$6,014,718; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$6,129,188) $ 6,004,933 $ 6,004,933
12,606,731
Total Securities Lending Collateral
(Cost $16,492,723) 16,492,723
a
TOTAL INVESTMENTS - 107.2%
(Cost $239,800,348) 258,971,060
OTHER ASSETS & LIABILITIES, NET - (7.2%) (17,289,600)
NET ASSETS - 100.0% $ 241,681,460

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $5,319 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 15,650 $ 2,660
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 3,861 1,931
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 11,664
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 1,693 –
18,613
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 216 221
Total Rights
    (Cost $9,281) 18,834
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 420 1,407
Total Warrants
    (Cost $0) 1,407
COMMON STOCKS - 99.3%
Basic Materials - 3.9%
spacing
AdvanSix, Inc. 6,719 130,214
American Battery Technology Co. †* 20,552 99,883
American Vanguard Corp. * 7,396 42,453
Avient Corp. 24,401 804,013
Balchem Corp. 8,565 1,285,264
Cabot Corp. 14,283 1,086,222
Caledonia Mining Corp. PLC (South Africa)  4,403 159,433
Calumet, Inc. * 18,297 333,920
Centrus Energy Corp. Class A †* 4,157 1,288,961
Century Aluminum Co. * 13,894 407,928
Chemours Co. † 40,409 640,079
Codexis, Inc. * 19,155 46,738
Coeur Mining, Inc. * 168,469 3,160,478
Commercial Metals Co. 29,683 1,700,242
Compass Minerals International, Inc. * 8,671 166,483
Constellium SE * 37,960 564,845
Contango ORE, Inc. * 1,988 49,561
Critical Metals Corp. †* (Austria)  6,383 39,702
Dakota Gold Corp. * 25,376 115,461
Ecovyst, Inc. * 30,361 265,962
Encore Energy Corp. †* (Canada)  47,246 151,660
Energy Fuels, Inc. * 55,560 852,846
Ferroglobe PLC 31,014 141,114
Friedman Industries, Inc. 1,519 33,259
Hawkins, Inc. 5,083 928,766
HB Fuller Co. 14,380 852,446
Hecla Mining Co. 159,076 1,924,820
Idaho Strategic Resources, Inc. * 3,180 107,452
Ingevity Corp. * 9,649 532,528
Innospec, Inc. 6,747 520,599
Intrepid Potash, Inc. * 3,035 92,810
Ivanhoe Electric, Inc. * 21,900 274,845
Kaiser Aluminum Corp. 4,195 323,686
a Shares Value
Koppers Holdings, Inc. 5,314 $ 148,792
Kronos Worldwide, Inc. 6,400 36,736
Lifezone Metals Ltd. * (Isle of Man)  7,484 41,012
MAC Copper Ltd. * (Australia)  16,189 197,668
Magnera Corp. * 8,808 103,230
Mativ Holdings, Inc. 14,485 163,825
Minerals Technologies, Inc. 8,363 519,510
NioCorp Developments Ltd. * 18,116 121,015
Novagold Resources, Inc. * (Canada)  80,221 705,945
Oil-Dri Corp. of America 2,545 155,347
Orion SA (Germany)  15,068 114,215
Perimeter Solutions, Inc. * 36,254 811,727
Perpetua Resources Corp. * 19,901 402,597
Quaker Chemical Corp. 3,656 481,678
Rayonier Advanced Materials, Inc. * 15,751 113,722
Rogers Corp. * 4,929 396,587
Sensient Technologies Corp. 11,077 1,039,576
SSR Mining, Inc. * (Canada)  53,602 1,308,961
Stepan Co. 5,564 265,403
Sylvamo Corp. 9,275 410,141
Trinseo PLC 8,856 20,812
Tronox Holdings PLC 30,972 124,507
U.S. Antimony Corp. †* 23,931 148,372
U.S. Gold Corp. * 2,773 45,699
U.S. Lime & Minerals, Inc. 2,813 370,050
Uranium Energy Corp. * 111,827 1,491,772
Valhi, Inc. 693 10,936
Vox Royalty Corp. (Canada)  8,120 34,916
28,909,424
Communications - 5.3%
spacing
1-800-Flowers.com, Inc. Class A †* 7,662 35,245
A10 Networks, Inc. 18,606 337,699
ADTRAN Holdings, Inc. * 19,302 181,053
Advantage Solutions, Inc. * 25,717 39,347
Altice USA, Inc. Class A * 69,257 166,909
AMC Networks, Inc. Class A * 8,481 69,883
Angi, Inc. * 10,355 168,372
Anterix, Inc. * 3,360 72,139
Applied Digital Corp. * 56,789 1,302,740
Arena Group Holdings, Inc. * 3,470 18,981
ATN International, Inc. 1,987 29,745
AudioEye, Inc. * 2,114 29,300
Aviat Networks, Inc. * 3,324 76,219
Backblaze, Inc. Class A * 13,150 122,032
Bed Bath & Beyond, Inc. * 13,827 135,366
BK Technologies Corp. * 718 60,657
BlackSky Technology, Inc. * 7,617 153,483
Boston Omaha Corp. Class A * 6,200 81,096
Bumble, Inc. Class A * 17,317 105,461
Cable One, Inc. 1,343 237,778
Calix, Inc. * 15,442 947,676
Cargurus, Inc. * 21,779 810,832
Cars.com, Inc. * 15,548 189,997
Clearfield, Inc. * 3,000 103,140
Cogent Communications Holdings, Inc. 12,015 460,775
CommScope Holding Co., Inc. * 55,961 866,276
Credo Technology Group Holding Ltd. * 38,932 5,668,889
Crexendo, Inc. * 3,696 24,024
CuriosityStream, Inc. 8,756 46,407
DigitalBridge Group, Inc. 45,930 537,381
EchoStar Corp. Class A †* 35,641 2,721,547
Entravision Communications Corp. Class A  16,640 38,771
ePlus, Inc. 7,113 505,094

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Eventbrite, Inc. Class A * 19,516 $ 49,180
EverQuote, Inc. Class A * 7,406 169,375
EW Scripps Co. Class A * 16,290 40,073
Extreme Networks, Inc. * 35,033 723,431
Figs, Inc. Class A * 23,757 158,934
Frequency Electronics, Inc. * 1,697 57,545
fuboTV, Inc. †* 88,243 366,208
Gaia, Inc. * 4,240 25,101
Gambling.com Group Ltd. * (Malta)  4,536 37,105
Gannett Co., Inc. * 36,624 151,257
Getty Images Holdings, Inc. †* 28,228 55,891
Globalstar, Inc. * 12,942 470,959
Gogo, Inc. * 19,526 167,728
Gray Media, Inc. 20,992 121,334
Grindr, Inc. * (Singapore)  8,944 134,339
Groupon, Inc. * 6,888 160,835
Harmonic, Inc. * 29,226 297,521
HealthStream, Inc. 6,646 187,683
Hims & Hers Health, Inc. †* 50,022 2,837,248
IDT Corp. Class B  4,336 226,816
iHeartMedia, Inc. Class A * 29,744 85,365
Inseego Corp. * 3,311 49,566
InterDigital, Inc. † 6,800 2,347,564
Lands' End, Inc. * 2,561 36,110
Liberty Latin America Ltd. Class A * 9,569 79,327
Liberty Latin America Ltd. Class C * 30,088 253,943
LifeMD, Inc. * 10,237 69,509
Liquidity Services, Inc. * 6,368 174,674
Lumen Technologies, Inc. * 251,014 1,536,206
Magnite, Inc. * 36,376 792,269
MediaAlpha, Inc. Class A * 8,889 101,157
National CineMedia, Inc. 18,246 82,289
Nerdy, Inc. †* 13,576 17,106
NETGEAR, Inc. * 7,244 234,633
Newsmax, Inc. †* 1,785 22,134
Nextdoor Holdings, Inc. * 56,195 117,448
Nexxen International Ltd. * (Israel)  10,076 93,203
Ooma, Inc. * 6,486 77,767
Open Lending Corp. * 25,791 54,419
OptimizeRx Corp. * 4,522 92,701
Powerfleet, Inc. NJ * 33,263 174,298
Preformed Line Products Co. 605 118,671
Q2 Holdings, Inc. * 16,318 1,181,260
QuinStreet, Inc. * 13,862 214,445
RealReal, Inc. * 25,181 267,674
Revolve Group, Inc. * 11,079 235,983
Ribbon Communications, Inc. * 24,452 92,918
Rumble, Inc. †* 27,878 201,837
Satellogic, Inc. Class A †* 18,368 60,247
Scholastic Corp. 5,051 138,296
Serve Robotics, Inc. †* 12,550 145,957
Shenandoah Telecommunications Co. 13,982 187,638
Shutterstock, Inc. 6,364 132,689
Sinclair, Inc. 10,626 160,453
Sphere Entertainment Co. * 7,491 465,341
Spok Holdings, Inc. 5,260 90,735
Sprinklr, Inc. Class A * 29,766 229,794
Stagwell, Inc. * 30,621 172,396
Stitch Fix, Inc. Class A * 29,147 126,789
TechTarget, Inc. * 6,091 35,389
TEGNA, Inc. 42,891 871,974
Telephone & Data Systems, Inc. 26,314 1,032,561
Thryv Holdings, Inc. * 10,683 128,837
Travelzoo * 1,635 16,072
a Shares Value
Triller Group, Inc. †* (Hong Kong)  29,449 $ 24,446
TripAdvisor, Inc. * 30,968 503,540
TrueCar, Inc. * 24,636 45,330
Tucows, Inc. Class A * 1,623 30,115
Upwork, Inc. * 31,813 590,767
Value Line, Inc. 334 13,053
Viasat, Inc. * 31,225 914,893
Viavi Solutions, Inc. * 57,742 732,746
Vivid Seats, Inc. Class A * 1,054 17,517
WideOpenWest, Inc. * 15,173 78,293
Yelp, Inc. * 16,549 516,329
Ziff Davis, Inc. * 10,897 415,176
39,464,726
Consumer, Cyclical - 10.3%
spacing
A-Mark Precious Metals, Inc. 5,059 130,876
Abercrombie & Fitch Co. Class A * 12,344 1,056,029
Academy Sports & Outdoors, Inc. 17,212 860,944
Accel Entertainment, Inc. * 15,065 166,770
Acushnet Holdings Corp. † 7,119 558,770
Adient PLC * 22,496 541,704
Advance Auto Parts, Inc. † 15,644 960,542
Aeva Technologies, Inc. †* 8,213 119,089
Allegiant Travel Co. * 3,721 226,125
AMC Entertainment Holdings, Inc. Class A †* 116,078 336,626
American Axle & Manufacturing Holdings, Inc. * 29,740 178,737
American Eagle Outfitters, Inc. 42,340 724,437
American Outdoor Brands, Inc. * 3,149 27,333
America's Car-Mart, Inc. * 1,874 54,740
Arhaus, Inc. * 13,116 139,423
Arko Corp. 17,154 78,394
Asbury Automotive Group, Inc. * 5,153 1,259,651
Atlanta Braves Holdings, Inc. Class A †* 2,089 94,987
Atlanta Braves Holdings, Inc. Class C * 11,510 478,701
Bally's Corp. †* 2,022 22,444
Barnes & Noble Education, Inc. * 3,948 39,283
Bassett Furniture Industries, Inc. 1,893 29,607
Beazer Homes USA, Inc. * 7,752 190,312
Biglari Holdings, Inc. Class B * 148 47,900
BJ's Restaurants, Inc. * 5,038 153,810
Bloomin' Brands, Inc. 22,836 163,734
Blue Bird Corp. * 8,070 464,429
BlueLinx Holdings, Inc. * 1,924 140,606
Boot Barn Holdings, Inc. * 8,075 1,338,189
Brightstar Lottery PLC † 29,659 511,618
Brinker International, Inc. * 11,655 1,476,455
Buckle, Inc. 8,534 500,604
Build-A-Bear Workshop, Inc. 3,148 205,281
Caleres, Inc. 8,951 116,721
Camping World Holdings, Inc. Class A  16,163 255,214
Capri Holdings Ltd. * 31,098 619,472
Carter's, Inc. 9,570 270,065
Cavco Industries, Inc. * 1,995 1,158,556
Century Communities, Inc. 6,833 433,007
Champion Homes, Inc. * 15,121 1,154,791
Cheesecake Factory, Inc. 12,096 660,925
Cinemark Holdings, Inc. 27,336 765,955
Citi Trends, Inc. * 1,465 45,459
Clarus Corp. 6,816 23,856
Clean Energy Fuels Corp. * 43,205 111,469
CompX International, Inc. 849 19,867
Cooper-Standard Holdings, Inc. * 4,185 154,552
Cracker Barrel Old Country Store, Inc. † 5,572 245,502
Daktronics, Inc. * 10,368 216,899

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dana, Inc. 35,390 $ 709,216
Dave & Buster's Entertainment, Inc. * 7,292 132,423
Denny's Corp. * 14,657 76,656
Designer Brands, Inc. Class A † 10,451 36,997
Dine Brands Global, Inc. † 4,225 104,442
Dorman Products, Inc. * 7,204 1,122,960
Douglas Dynamics, Inc. 6,263 195,781
Dream Finders Homes, Inc. Class A * 8,133 210,807
El Pollo Loco Holdings, Inc. * 6,422 62,293
Envela Corp. * 2,994 23,383
Ermenegildo Zegna NV (Italy)  16,401 154,989
Escalade, Inc. 2,759 34,681
Ethan Allen Interiors, Inc. 6,268 184,655
EVgo, Inc. * 35,441 167,636
EVI Industries, Inc. 1,261 39,860
Faraday Future Intelligent Electric, Inc. †* 22,604 29,385
First Watch Restaurant Group, Inc. * 11,048 172,791
FirstCash Holdings, Inc. 10,434 1,652,954
Flexsteel Industries, Inc. 930 43,106
Forestar Group, Inc. * 5,532 147,096
Fox Factory Holding Corp. * 10,991 266,971
Frontier Group Holdings, Inc. * 22,685 100,154
Funko, Inc. Class A * 6,818 23,454
G-III Apparel Group Ltd. * 10,039 267,138
Garrett Motion, Inc. (Switzerland)  35,580 484,600
Genesco, Inc. * 2,882 83,549
Gentherm, Inc. * 8,044 273,979
Global Business Travel Group I * 25,949 209,668
Global Industrial Co. 3,429 125,741
Golden Entertainment, Inc. 5,107 120,423
Goodyear Tire & Rubber Co. * 69,887 522,755
Green Brick Partners, Inc. * 8,056 595,016
Group 1 Automotive, Inc. 3,326 1,455,158
Hamilton Beach Brands Holding Co. Class A  2,222 31,930
Hanesbrands, Inc. * 92,113 607,025
Haverty Furniture Cos., Inc. 3,105 68,093
Hilton Grand Vacations, Inc. * 15,352 641,867
HNI Corp. 11,977 561,122
Holley, Inc. * 13,491 42,362
Hovnanian Enterprises, Inc. Class A * 1,282 164,724
Hudson Technologies, Inc. * 10,472 103,987
Hyliion Holdings Corp. * 34,034 67,047
IMAX Corp. * 11,322 370,796
indie Semiconductor, Inc. Class A †* (China)  51,376 209,100
Inspired Entertainment, Inc. * 5,923 55,558
Installed Building Products, Inc. 6,171 1,522,139
Interface, Inc. 15,088 436,647
J Jill, Inc. 2,578 44,213
Jack in the Box, Inc. 5,071 100,254
JAKKS Pacific, Inc. 2,233 41,824
JetBlue Airways Corp. * 88,480 435,322
Johnson Outdoors, Inc. Class A  1,483 59,898
KB Home 17,526 1,115,355
Kohl's Corp. † 28,078 431,559
Kontoor Brands, Inc. 14,556 1,161,132
Krispy Kreme, Inc. 21,998 85,132
Kura Sushi USA, Inc. Class A * 1,667 99,036
La-Z-Boy, Inc. 11,088 380,540
Lakeland Industries, Inc. 2,326 34,425
LCI Industries 6,401 596,253
Leggett & Platt, Inc. 35,624 316,341
LGI Homes, Inc. * 5,427 280,630
Life Time Group Holdings, Inc. * 35,468 978,917
Lindblad Expeditions Holdings, Inc. * 9,738 124,646
a Shares Value
Lionsgate Studios Corp. * 53,957 $ 372,303
Livewire Group, Inc. †* 9,490 45,078
Lovesac Co. * 3,938 66,670
Luminar Technologies, Inc. †* 13,728 26,220
M/I Homes, Inc. * 6,897 996,203
Madison Square Garden Entertainment Corp. * 10,233 462,941
Malibu Boats, Inc. Class A * 5,217 169,292
Marcus Corp. 6,225 96,550
Marine Products Corp. 2,063 18,299
MarineMax, Inc. * 4,876 123,509
Marriott Vacations Worldwide Corp. 7,509 499,799
MasterCraft Boat Holdings, Inc. * 4,460 95,712
Meritage Homes Corp. 18,531 1,342,200
Methode Electronics, Inc. 9,201 69,468
Microvast Holdings, Inc. * 52,899 203,661
Miller Industries, Inc. 2,753 111,276
MillerKnoll, Inc. 18,483 327,888
Monarch Casino & Resort, Inc. 3,317 351,071
Motorcar Parts of America, Inc. * 3,402 56,269
Movado Group, Inc. 3,536 67,078
MRC Global, Inc. * 22,097 318,639
National Vision Holdings, Inc. * 20,229 590,485
Nu Skin Enterprises, Inc. Class A  12,165 148,291
ODP Corp. * 6,980 194,393
OneSpaWorld Holdings Ltd. (Bahamas)  24,994 528,373
OneWater Marine, Inc. Class A * 2,729 43,227
OPENLANE, Inc. * 28,515 820,662
Oxford Industries, Inc. 3,837 155,552
Papa John's International, Inc. 8,668 417,364
Patrick Industries, Inc. 8,480 877,086
PC Connection, Inc. 3,138 194,525
Peloton Interactive, Inc. Class A * 98,524 886,716
Petco Health & Wellness Co., Inc. * 20,560 79,567
Phinia, Inc. 9,999 574,743
Polaris, Inc. 13,890 807,426
Portillo's, Inc. Class A * 15,303 98,704
Potbelly Corp. * 6,208 105,784
PriceSmart, Inc. 6,840 828,940
Pursuit Attractions & Hospitality, Inc. * 5,257 190,198
RCI Hospitality Holdings, Inc. 2,125 64,834
Red Rock Resorts, Inc. Class A  12,764 779,370
Reservoir Media, Inc. * 5,058 41,172
Resideo Technologies, Inc. * 36,625 1,581,468
REV Group, Inc. 12,913 731,780
Rocky Brands, Inc. 1,966 58,567
Rush Enterprises, Inc. Class A  15,825 846,163
Rush Enterprises, Inc. Class B  2,458 141,138
Rush Street Interactive, Inc. * 23,744 486,277
Sabre Corp. * 98,602 180,442
Sally Beauty Holdings, Inc. * 27,063 440,586
Savers Value Village, Inc. * 9,929 131,559
ScanSource, Inc. * 5,581 245,508
Shake Shack, Inc. Class A * 10,109 946,303
Shoe Carnival, Inc. 4,498 93,513
Signet Jewelers Ltd. (NYSE) 10,596 1,016,368
Six Flags Entertainment Corp. †* 24,614 559,230
SkyWest, Inc. * 10,669 1,073,515
Sleep Number Corp. * 6,003 42,141
Solid Power, Inc. * 38,117 132,266
Sonic Automotive, Inc. Class A  3,848 292,794
Sonos, Inc. * 30,794 486,545
Standard Motor Products, Inc. 5,685 232,062
Starz Entertainment Corp. * 3,343 49,242
Steelcase, Inc. Class A  22,630 389,236

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Steven Madden Ltd. 18,526 $ 620,250
Strattec Security Corp. * 1,025 69,762
Sun Country Airlines Holdings, Inc. * 13,794 162,907
Super Group SGHC Ltd. (Guernsey)  42,653 563,020
Superior Group of Cos., Inc. 2,245 24,066
Sweetgreen, Inc. Class A †* 25,577 204,104
Taylor Morrison Home Corp. * 25,356 1,673,750
ThredUp, Inc. Class A * 24,474 231,279
Tile Shop Holdings, Inc. * 8,286 50,130
Titan International, Inc. * 11,988 90,629
Titan Machinery, Inc. * 5,899 98,749
Topgolf Callaway Brands Corp. * 34,399 326,791
Torrid Holdings, Inc. * 6,756 11,823
Traeger, Inc. * 9,951 12,140
Tri Pointe Homes, Inc. * 22,576 766,907
UniFirst Corp. 3,958 661,738
United Parks & Resorts, Inc. * 7,350 379,995
Urban Outfitters, Inc. * 16,159 1,154,237
Victoria's Secret & Co. * 18,348 497,965
Virco Mfg. Corp. 3,128 24,242
Visteon Corp. 7,148 856,759
VSE Corp. 5,421 901,187
Wabash National Corp. 11,160 110,149
Warby Parker, Inc. Class A * 25,500 703,290
Webtoon Entertainment, Inc. * (South Korea)  4,452 86,413
Weyco Group, Inc. 1,756 52,838
Winmark Corp. 802 399,212
Winnebago Industries, Inc. 7,356 245,985
Wolverine World Wide, Inc. 21,361 586,146
XPEL, Inc. * 6,585 217,766
Xperi, Inc. * 11,779 76,328
Xponential Fitness, Inc. Class A * 8,156 63,535
Zumiez, Inc. * 4,250 83,343
76,940,727
Consumer, Non-Cyclical - 21.1%
spacing
10X Genomics, Inc. Class A * 28,139 328,945
4D Molecular Therapeutics, Inc. * 11,625 101,021
89bio, Inc. * 33,247 488,731
Aardvark Therapeutics, Inc. * 1,371 18,221
Abeona Therapeutics, Inc. * 11,637 61,443
ABM Industries, Inc. 16,254 749,634
Absci Corp. †* 37,253 113,249
Acacia Research Corp. * 9,931 32,276
ACADIA Pharmaceuticals, Inc. * 33,226 709,043
ACCO Brands Corp. 22,859 91,207
Accuray, Inc. * 25,115 41,942
Aclaris Therapeutics, Inc. * 23,241 44,158
Acme United Corp. 854 35,168
Acuren Corp. * 43,750 582,312
AdaptHealth Corp. * 26,847 240,281
Adaptive Biotechnologies Corp. * 39,976 598,041
ADC Therapeutics SA * (Switzerland)  20,730 82,920
Addus HomeCare Corp. * 4,642 547,710
ADMA Biologics, Inc. * 60,259 883,397
Adtalem Global Education, Inc. * 9,422 1,455,228
agilon health, Inc. * 79,774 82,167
Agios Pharmaceuticals, Inc. * 14,768 592,788
AirSculpt Technologies, Inc. †* 2,943 23,603
Akebia Therapeutics, Inc. * 66,987 182,875
Akero Therapeutics, Inc. * 18,184 863,376
Alarm.com Holdings, Inc. * 12,633 670,560
Aldeyra Therapeutics, Inc. * 16,655 86,939
Alector, Inc. * 18,776 55,577
a Shares Value
Alico, Inc. 1,535 $ 53,203
Alight, Inc. Class A  114,312 372,657
Alkermes PLC * 42,527 1,275,810
Allogene Therapeutics, Inc. * 33,996 42,155
Alpha Teknova, Inc. * 3,752 23,225
Alphatec Holdings, Inc. †* 30,979 450,435
Alta Equipment Group, Inc. 5,874 42,528
Altimmune, Inc. †* 21,301 80,305
Alumis, Inc. * 13,604 54,280
American Public Education, Inc. * 4,412 174,142
Amicus Therapeutics, Inc. * 72,968 574,988
AMN Healthcare Services, Inc. * 9,994 193,484
Amneal Pharmaceuticals, Inc. * 39,690 397,297
Amphastar Pharmaceuticals, Inc. * 10,067 268,286
Amylyx Pharmaceuticals, Inc. * 18,410 250,192
AnaptysBio, Inc. * 5,171 158,336
Anavex Life Sciences Corp. †* 22,357 198,977
Andersons, Inc. 8,688 345,869
AngioDynamics, Inc. * 10,544 117,776
ANI Pharmaceuticals, Inc. * 4,846 443,894
Anika Therapeutics, Inc. * 3,621 34,037
Annexon, Inc. * 23,967 73,099
Anteris Technologies Global Corp. * 8,962 40,329
Apogee Therapeutics, Inc. * 8,533 339,016
Aquestive Therapeutics, Inc. †* 23,321 130,364
Arbutus Biopharma Corp. * 39,983 181,523
Arcellx, Inc. * 9,046 742,677
Arcturus Therapeutics Holdings, Inc. * 6,940 127,904
Arcus Biosciences, Inc. * 18,354 249,614
Arcutis Biotherapeutics, Inc. * 27,897 525,858
Ardelyx, Inc. * 62,053 341,912
Ardent Health, Inc. * 5,836 77,327
Arlo Technologies, Inc. †* 26,741 453,260
ArriVent Biopharma, Inc. †* 6,177 113,966
Arrowhead Pharmaceuticals, Inc. * 31,646 1,091,471
ARS Pharmaceuticals, Inc. * 14,629 147,021
Artivion, Inc. * 9,884 418,489
Arvinas, Inc. * 16,683 142,139
Astrana Health, Inc. * 10,608 300,737
Astria Therapeutics, Inc. * 8,637 62,877
Atea Pharmaceuticals, Inc. * 21,675 62,857
AtriCure, Inc. * 12,988 457,827
aTyr Pharma, Inc. †* 23,206 16,741
Aura Biosciences, Inc. * 10,831 66,936
Aurinia Pharmaceuticals, Inc. * (Canada)  30,020 331,721
Avadel Pharmaceuticals PLC * 24,119 368,297
Avanos Medical, Inc. * 11,711 135,379
Aveanna Healthcare Holdings, Inc. * 11,509 102,085
Avidity Biosciences, Inc. * 26,981 1,175,562
Avita Medical, Inc. †* 2,979 15,223
Axogen, Inc. * 10,945 195,259
Axsome Therapeutics, Inc. * 10,794 1,310,931
Azenta, Inc. * 10,908 313,278
B&G Foods, Inc. † 18,936 83,886
Barrett Business Services, Inc. 6,389 283,160
Beam Therapeutics, Inc. †* 24,547 595,756
Beauty Health Co. * 34,148 67,955
Benitec Biopharma, Inc. * (Australia)  3,756 52,697
Beta Bionics, Inc. * 9,995 198,601
Beyond Meat, Inc. †* 16,288 30,784
Bicara Therapeutics, Inc. * 9,064 143,121
BioAge Labs, Inc. * 6,275 36,897
BioCryst Pharmaceuticals, Inc. * 55,912 424,372
Biohaven Ltd. * 24,116 361,981

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
BioLife Solutions, Inc. * 10,350 $ 264,028
Biote Corp. Class A * 4,600 13,800
Bioventus, Inc. Class A * 12,300 82,287
BRC, Inc. Class A * 28,620 44,647
Bridgebio Pharma, Inc. * 40,985 2,128,761
Bright Minds Biosciences, Inc. * (Canada)  1,171 71,033
BrightSpring Health Services, Inc. * 24,932 736,990
BrightView Holdings, Inc. * 18,838 252,429
Brink's Co. 11,175 1,305,910
Brookdale Senior Living, Inc. * 61,261 518,881
Butterfly Network, Inc. * 51,172 98,762
Cadiz, Inc. * 12,438 58,707
Cal-Maine Foods, Inc. 12,036 1,132,588
Calavo Growers, Inc. 4,082 105,071
Candel Therapeutics, Inc. †* 10,436 53,224
Capricor Therapeutics, Inc. †* 9,342 67,356
Cardiff Oncology, Inc. †* 16,697 34,396
CareDx, Inc. * 14,583 212,037
Carriage Services, Inc. 3,508 156,246
Cartesian Therapeutics, Inc. * 2,120 21,666
Cass Information Systems, Inc. 3,619 142,335
Castle Biosciences, Inc. * 6,854 156,066
Catalyst Pharmaceuticals, Inc. * 31,058 611,843
CBIZ, Inc. * 12,964 686,573
Celcuity, Inc. * 7,829 386,753
Celldex Therapeutics, Inc. * 16,875 436,556
Central Garden & Pet Co. * 2,480 80,972
Central Garden & Pet Co. Class A * 13,043 385,160
Ceribell, Inc. * 6,547 75,225
Cerus Corp. * 46,095 73,291
CG oncology, Inc. * 14,895 599,971
Chefs' Warehouse, Inc. * 9,760 569,301
Cidara Therapeutics, Inc. * 4,035 386,392
Cimpress PLC * (Ireland)  3,922 247,243
ClearPoint Neuro, Inc. * 6,939 151,201
Clover Health Investments Corp. †* 107,792 329,844
Cogent Biosciences, Inc. * 34,325 492,907
Coherus Oncology, Inc. †* 26,989 44,262
Collegium Pharmaceutical, Inc. * 8,469 296,330
Community Health Systems, Inc. * 37,184 119,361
Compass Therapeutics, Inc. * 23,956 83,846
CompoSecure, Inc. Class A †* 11,831 246,321
Concentra Group Holdings Parent, Inc. 30,132 630,663
CONMED Corp. 8,462 397,968
CoreCivic, Inc. * 28,695 583,943
CorMedix, Inc. †* 18,614 216,481
CorVel Corp. * 7,728 598,302
Corvus Pharmaceuticals, Inc. * 13,891 102,377
Coursera, Inc. * 35,547 416,255
CPI Card Group, Inc. * 1,785 27,025
CRA International, Inc. 1,751 365,136
Crinetics Pharmaceuticals, Inc. * 23,550 980,857
CRISPR Therapeutics AG †* (Switzerland)  22,074 1,430,616
Cross Country Healthcare, Inc. * 8,026 113,969
Cullinan Therapeutics, Inc. * 13,414 79,545
Custom Truck One Source, Inc. * 15,914 102,168
CVRx, Inc. * 2,625 21,184
Cytek Biosciences, Inc. * 31,619 109,718
Cytokinetics, Inc. †* 30,676 1,685,953
Day One Biopharmaceuticals, Inc. * 18,916 133,358
Delcath Systems, Inc. * 8,023 86,247
Deluxe Corp. 11,751 227,499
Denali Therapeutics, Inc. * 35,390 513,863
Design Therapeutics, Inc. * 7,542 56,791
a Shares Value
DiaMedica Therapeutics, Inc. * 6,695 $ 45,995
Dianthus Therapeutics, Inc. * 4,346 171,015
Disc Medicine, Inc. * 6,098 402,956
Distribution Solutions Group, Inc. * 2,532 76,163
DocGo, Inc. * 24,785 33,708
Dole PLC 18,481 248,385
Driven Brands Holdings, Inc. * 15,705 253,008
Dynavax Technologies Corp. * 28,362 281,635
Dyne Therapeutics, Inc. * 28,748 363,662
Edgewell Personal Care Co. 12,194 248,270
Edgewise Therapeutics, Inc. * 17,449 283,023
Editas Medicine, Inc. * 18,839 65,371
Electromed, Inc. * 1,789 43,920
Eledon Pharmaceuticals, Inc. * 15,151 39,241
Embecta Corp. 15,185 214,260
Emerald Holding, Inc. † 3,581 18,227
Emergent BioSolutions, Inc. * 14,481 127,722
Enanta Pharmaceuticals, Inc. * 5,538 66,290
Enhabit, Inc. * 12,830 102,768
Enliven Therapeutics, Inc. * 10,911 223,348
Ennis, Inc. 6,192 113,190
Enovis Corp. * 15,332 465,173
Ensign Group, Inc. 14,796 2,556,305
Entrada Therapeutics, Inc. * 6,143 35,629
Erasca, Inc. * 44,309 96,594
Esperion Therapeutics, Inc. †* 53,688 142,273
Eton Pharmaceuticals, Inc. * 6,841 148,655
European Wax Center, Inc. Class A * 8,084 32,255
EVERTEC, Inc. 16,747 565,714
Evolus, Inc. * 14,450 88,723
EyePoint Pharmaceuticals, Inc. * 14,954 212,945
Fate Therapeutics, Inc. * 30,002 37,803
Fennec Pharmaceuticals, Inc. * (Canada)  5,332 49,908
First Advantage Corp. * 21,112 324,914
FitLife Brands, Inc. * 404 8,036
Flywire Corp. * 30,693 415,583
Foghorn Therapeutics, Inc. * 6,200 30,318
Forafric Global PLC * (Gibraltar)  571 4,962
Forrester Research, Inc. * 3,244 34,386
Fortrea Holdings, Inc. * 24,376 205,246
Franklin Covey Co. * 3,006 58,346
Fresh Del Monte Produce, Inc. 9,003 312,584
Fulcrum Therapeutics, Inc. * 11,012 101,310
Fulgent Genetics, Inc. * 5,928 133,973
GeneDx Holdings Corp. * 5,017 540,532
GEO Group, Inc. * 35,258 722,436
Geron Corp. * 143,109 196,059
Ginkgo Bioworks Holdings, Inc. †* 10,349 150,888
Glaukos Corp. * 14,651 1,194,789
Gossamer Bio, Inc. * 49,616 130,490
Graham Holdings Co. Class B  851 1,001,891
GRAIL, Inc. * 8,138 481,200
Green Dot Corp. Class A * 13,614 182,836
Greenwich Lifesciences, Inc. †* 1,743 17,343
Grocery Outlet Holding Corp. * 25,238 405,070
Guardant Health, Inc. * 31,607 1,974,805
Guardian Pharmacy Services, Inc. Class A * 5,047 132,383
Gyre Therapeutics, Inc. * 1,997 14,898
Hackett Group, Inc. 6,475 123,090
Haemonetics Corp. * 12,687 618,364
Hain Celestial Group, Inc. * 22,708 35,879
Harmony Biosciences Holdings, Inc. * 11,664 321,460
Harrow, Inc. * 8,140 392,185
Healthcare Services Group, Inc. * 19,310 324,987

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
HealthEquity, Inc. * 22,340 $ 2,117,162
Heidrick & Struggles International, Inc. 5,381 267,812
Helen of Troy Ltd. * 5,966 150,343
Herbalife Ltd. * 25,355 213,996
Herc Holdings, Inc. 8,547 997,093
Heron Therapeutics, Inc. * 40,509 51,041
Hertz Global Holdings, Inc. †* 28,829 196,037
HF Foods Group, Inc. * 10,129 27,956
HireQuest, Inc. 1,321 12,708
Honest Co., Inc. * 25,018 92,066
Humacyte, Inc. †* 33,224 57,810
Huron Consulting Group, Inc. * 4,501 660,612
ICF International, Inc. 4,916 456,205
ICU Medical, Inc. * 6,277 752,989
Ideaya Biosciences, Inc. * 21,103 574,213
ImmunityBio, Inc. †* 61,162 150,459
Immunome, Inc. * 20,356 238,369
Immunovant, Inc. * 18,248 294,158
Indivior PLC * (United Kingdom)  31,461 758,525
Information Services Group, Inc. 9,851 56,643
Ingles Markets, Inc. Class A  3,825 266,067
Inhibikase Therapeutics, Inc. * 14,875 24,097
Inhibrx Biosciences, Inc. * 2,308 77,733
Inmune Bio, Inc. †* 3,634 7,522
Innovage Holding Corp. * 5,223 26,951
Innoviva, Inc. * 16,774 306,125
Inogen, Inc. * 6,640 54,249
Insperity, Inc. 9,575 471,090
Integer Holdings Corp. * 8,988 928,730
Integra LifeSciences Holdings Corp. * 17,747 254,314
Intellia Therapeutics, Inc. * 26,104 450,816
Interparfums, Inc. 4,922 484,226
Iovance Biotherapeutics, Inc. †* 70,744 153,514
iRadimed Corp. 2,073 147,515
iRhythm Technologies, Inc. * 8,377 1,440,760
Ironwood Pharmaceuticals, Inc. * 36,462 47,765
Ispire Technology, Inc. * 5,028 12,872
J&J Snack Foods Corp. 4,171 400,791
Jade Biosciences, Inc. † 8,525 73,571
Janux Therapeutics, Inc. * 10,467 255,813
John B Sanfilippo & Son, Inc. 1,998 128,431
John Wiley & Sons, Inc. Class A  10,593 428,699
Joint Corp. * 3,809 36,338
Journey Medical Corp. * 3,068 21,844
KalVista Pharmaceuticals, Inc. * 10,599 129,096
Kelly Services, Inc. Class A  8,102 106,298
Keros Therapeutics, Inc. * 9,029 142,839
Kestra Medical Technologies Ltd. * 3,335 79,240
Kforce, Inc. 4,861 145,733
KinderCare Learning Cos., Inc. * 7,293 48,426
Kodiak Sciences, Inc. * 8,079 132,253
Korn Ferry 13,699 958,656
Korro Bio, Inc. * 1,808 86,585
KORU Medical Systems, Inc. * 10,668 40,858
Krystal Biotech, Inc. * 6,526 1,152,035
Kura Oncology, Inc. * 21,852 193,390
Kymera Therapeutics, Inc. * 13,319 753,855
Lantheus Holdings, Inc. * 17,683 906,961
Larimar Therapeutics, Inc. * 12,506 40,394
Laureate Education, Inc. * 33,777 1,065,327
Legalzoom.com, Inc. * 31,892 331,039
LeMaitre Vascular, Inc. 5,535 484,368
LENSAR, Inc. * 2,555 31,554
LENZ Therapeutics, Inc. * 4,211 196,148
a Shares Value
Lexeo Therapeutics, Inc. * 6,843 $ 45,438
Lifecore Biomedical, Inc. * 6,103 44,918
LifeStance Health Group, Inc. * 36,295 199,622
Lifevantage Corp. 2,826 27,497
Lifeway Foods, Inc. * 1,536 42,639
Ligand Pharmaceuticals, Inc. * 4,988 883,574
Limoneira Co. 4,181 62,088
Lincoln Educational Services Corp. * 7,928 186,308
Liquidia Corp. * 16,995 386,466
LivaNova PLC * 14,581 763,753
Lucid Diagnostics, Inc. * 17,049 17,219
Madrigal Pharmaceuticals, Inc. * 4,872 2,234,592
Mama's Creations, Inc. * 9,408 98,878
MannKind Corp. * 80,454 432,038
Maravai LifeSciences Holdings, Inc. Class A * 28,705 82,383
MarketWise, Inc. 678 11,207
Marqeta, Inc. Class A * 103,207 544,933
Marzetti Co. 5,220 901,964
Matthews International Corp. Class A  7,785 189,020
MaxCyte, Inc. * 24,643 38,936
Maze Therapeutics, Inc. †* 5,056 131,102
MBX Biosciences, Inc. * 4,453 77,927
Medifast, Inc. * 3,048 41,666
MediWound Ltd. * (Israel)  2,297 41,392
MeiraGTx Holdings PLC * 9,788 80,555
Mercurity Fintech Holding, Inc. †* (China)  8,415 206,841
Merit Medical Systems, Inc. * 15,277 1,271,505
Metsera, Inc. * 14,109 738,324
MGP Ingredients, Inc. 3,686 89,164
MiMedx Group, Inc. * 30,988 216,296
Mind Medicine MindMed, Inc. †* 20,699 244,041
Mineralys Therapeutics, Inc. * 10,419 395,088
Mirum Pharmaceuticals, Inc. * 10,683 783,171
Mission Produce, Inc. * 11,037 132,665
Mister Car Wash, Inc. * 27,284 145,424
Monopar Therapeutics, Inc. * 752 61,416
Monro, Inc. 7,748 139,232
Monte Rosa Therapeutics, Inc. * 13,934 103,251
Myomo, Inc. * 8,569 7,644
Myriad Genetics, Inc. * 23,291 168,394
Nano-X Imaging Ltd. †* (Israel)  17,850 66,045
Nathan's Famous, Inc. 756 83,719
National Beverage Corp. * 6,538 241,383
National HealthCare Corp. 3,317 403,049
National Research Corp. 2,496 31,899
Natural Grocers by Vitamin Cottage, Inc. 3,450 138,000
Nature's Sunshine Products, Inc. * 4,482 69,561
Neogen Corp. * 59,541 339,979
NeoGenomics, Inc. * 33,308 257,138
Neurogene, Inc. * 3,044 52,753
Neuronetics, Inc. * 9,669 26,396
NeuroPace, Inc. * 6,456 66,561
Niagen Bioscience, Inc. * 13,975 130,387
Nkarta, Inc. * 15,785 32,675
Novavax, Inc. †* 39,582 343,176
Novocure Ltd. * 27,155 350,843
NPK International, Inc. * 21,427 242,339
Nurix Therapeutics, Inc. * 19,487 180,060
Nuvalent, Inc. Class A * 11,448 990,023
Nuvation Bio, Inc. †* 66,243 245,099
Nuvectis Pharma, Inc. * 3,273 19,703
Ocular Therapeutix, Inc. * 37,597 439,509
Olaplex Holdings, Inc. * 41,466 54,320
Olema Pharmaceuticals, Inc. * 15,748 154,173

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Omeros Corp. †* 14,204 $ 58,236
OmniAb, Inc. * 25,109 40,174
Omnicell, Inc. * 12,039 366,588
Oncology Institute, Inc. * 15,746 54,954
OPKO Health, Inc. * 98,924 153,332
Option Care Health, Inc. * 43,194 1,199,065
OraSure Technologies, Inc. * 20,519 65,866
Organogenesis Holdings, Inc. * 16,883 71,246
ORIC Pharmaceuticals, Inc. * 15,206 182,472
Orthofix Medical, Inc. * 10,313 150,982
OrthoPediatrics Corp. * 4,047 74,991
Oruka Therapeutics, Inc. * 7,063 135,821
Oscar Health, Inc. Class A * 51,462 974,176
Outset Medical, Inc. * 4,703 66,406
Owens & Minor, Inc. * 19,798 95,030
Pacific Biosciences of California, Inc. * 70,790 90,611
Pacira BioSciences, Inc. * 12,004 309,343
PACS Group, Inc. * 11,757 161,424
Palvella Therapeutics, Inc. * 1,798 112,717
Payoneer Global, Inc. * 74,402 450,132
Paysafe Ltd. * 9,404 121,500
Pediatrix Medical Group, Inc. * 22,173 371,398
Pennant Group, Inc. * 9,032 227,787
Perdoceo Education Corp. 16,495 621,202
Performant Healthcare, Inc. †* 19,109 147,713
Personalis, Inc. * 13,355 87,075
Perspective Therapeutics, Inc. * 15,790 54,160
Phathom Pharmaceuticals, Inc. †* 10,631 125,127
Phibro Animal Health Corp. Class A  5,264 212,981
Praxis Precision Medicines, Inc. * 4,491 238,023
Precigen, Inc. †* 39,973 131,511
Premier, Inc. Class A  21,726 603,983
Prestige Consumer Healthcare, Inc. * 12,870 803,088
Prime Medicine, Inc. †* 17,031 94,352
Priority Technology Holdings, Inc. * 6,911 47,479
Privia Health Group, Inc. * 30,658 763,384
PROCEPT BioRobotics Corp. †* 14,005 499,838
PROG Holdings, Inc. 10,464 338,615
Progyny, Inc. * 19,693 423,793
Protagonist Therapeutics, Inc. †* 15,282 1,015,183
Protalix BioTherapeutics, Inc. * 18,218 40,444
Protara Therapeutics, Inc. * 8,357 36,353
Prothena Corp. PLC * (Ireland)  10,522 102,695
PTC Therapeutics, Inc. * 20,300 1,245,811
Pulmonx Corp. * 10,089 16,344
Pulse Biosciences, Inc. †* 5,237 92,695
Puma Biotechnology, Inc. * 12,338 65,515
Quad/Graphics, Inc. 7,133 44,653
Quanex Building Products Corp. 12,562 178,632
Quanterix Corp. * 11,919 64,720
Quantum-Si, Inc. †* 34,092 48,070
QuidelOrtho Corp. * 18,101 533,074
RadNet, Inc. * 17,863 1,361,339
Rapport Therapeutics, Inc. * 4,463 132,551
RCM Technologies, Inc. * 1,250 33,187
Recursion Pharmaceuticals, Inc. Class A †* 96,351 470,193
REGENXBIO, Inc. * 11,188 107,964
Relay Therapeutics, Inc. * 35,982 187,826
Remitly Global, Inc. * 44,163 719,857
Repay Holdings Corp. * 20,224 105,772
Replimune Group, Inc. * 17,578 73,652
Resources Connection, Inc. 9,146 46,187
Rezolute, Inc. * 20,410 191,854
Rhythm Pharmaceuticals, Inc. * 13,832 1,396,894
a Shares Value
Rigel Pharmaceuticals, Inc. * 4,675 $ 132,443
Rocket Pharmaceuticals, Inc. * 19,540 63,700
RxSight, Inc. * 9,397 84,479
Sana Biotechnology, Inc. * 34,186 121,360
Sanara Medtech, Inc. * 878 27,859
SANUWAVE Health, Inc. * 1,845 69,151
Savara, Inc. * 30,706 109,620
Scholar Rock Holding Corp. * 21,278 792,393
scPharmaceuticals, Inc. * 11,482 65,103
Select Medical Holdings Corp. 30,049 385,829
SELLAS Life Sciences Group, Inc. †* 25,240 40,636
Semler Scientific, Inc. †* 3,041 91,230
Seneca Foods Corp. Class A * 1,253 135,249
Septerna, Inc. * 5,056 95,103
Sezzle, Inc. * 4,219 335,537
Shoulder Innovations, Inc. * 1,415 17,758
SI-BONE, Inc. * 9,592 141,194
SIGA Technologies, Inc. 10,492 96,002
Simply Good Foods Co. * 25,018 620,947
Sionna Therapeutics, Inc. †* 3,180 93,524
Soleno Therapeutics, Inc. * 10,957 740,693
Solesence, Inc. * 4,704 15,147
Solid Biosciences, Inc. * 13,941 86,016
Sonida Senior Living, Inc. * 1,816 50,340
SoundThinking, Inc. * 1,667 20,104
Spectrum Brands Holdings, Inc. 6,105 320,696
Spire Global, Inc. †* 7,267 79,864
Spyre Therapeutics, Inc. * 13,265 222,321
STAAR Surgical Co. * 12,928 347,375
Stereotaxis, Inc. * 16,233 50,485
Stoke Therapeutics, Inc. * 11,896 279,556
StoneCo Ltd. Class A * (Brazil)  66,631 1,259,992
Strata Critical Medical, Inc. * 15,757 79,730
Strategic Education, Inc. 6,136 527,757
Stride, Inc. * 11,277 1,679,596
SunOpta, Inc. * (Canada)  23,974 140,488
Supernus Pharmaceuticals, Inc. * 14,430 689,610
Surgery Partners, Inc. * 20,013 433,081
Surmodics, Inc. * 3,700 110,593
Syndax Pharmaceuticals, Inc. * 21,981 338,178
Tactile Systems Technology, Inc. * 6,465 89,476
Tandem Diabetes Care, Inc. * 17,961 218,047
Tango Therapeutics, Inc. * 20,329 170,764
Target Hospitality Corp. * 8,030 68,094
Tarsus Pharmaceuticals, Inc. * 10,338 614,387
Taysha Gene Therapies, Inc. * 55,590 181,779
Tectonic Therapeutic, Inc. * 2,888 45,313
Tejon Ranch Co. * 5,981 95,576
Teladoc Health, Inc. * 47,144 364,423
Terns Pharmaceuticals, Inc. * 17,732 133,167
Tevogen Bio Holdings, Inc. †* 7,780 6,110
TG Therapeutics, Inc. †* 37,949 1,370,908
Theravance Biopharma, Inc. * 10,706 156,308
Third Harmonic Bio, Inc. * ± Ω 5,379 161
Tonix Pharmaceuticals Holding Corp. †* 2,002 48,368
Tootsie Roll Industries, Inc. 4,551 190,778
Tourmaline Bio, Inc. * 4,718 225,662
Transcat, Inc. * 2,486 181,975
TransMedics Group, Inc. * 8,661 971,764
Travere Therapeutics, Inc. * 22,675 541,932
Treace Medical Concepts, Inc. * 13,365 89,679
TreeHouse Foods, Inc. * 13,571 274,270
Trevi Therapeutics, Inc. * 23,138 211,713
TriNet Group, Inc. 7,695 514,719

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
TriSalus Life Sciences, Inc. * 3,867 $ 17,982
TrueBlue, Inc. * 7,218 44,246
TuHURA Biosciences, Inc. †* (Canada)  8,605 21,340
Turning Point Brands, Inc. 4,537 448,528
Tvardi Therapeutics, Inc. * 900 35,073
Twist Bioscience Corp. * 15,294 430,373
Tyra Biosciences, Inc. * 6,615 92,544
U.S. Physical Therapy, Inc. 3,905 331,730
Udemy, Inc. * 24,572 172,250
UFP Technologies, Inc. * 2,003 399,799
United Natural Foods, Inc. * 15,579 586,082
Universal Corp. 6,342 354,328
Universal Technical Institute, Inc. * 12,004 390,730
Upbound Group, Inc. 14,079 332,687
Upstream Bio, Inc. * 9,185 172,770
UroGen Pharma Ltd. †* 10,339 206,263
USANA Health Sciences, Inc. * 2,847 78,435
USCB Financial Holdings, Inc. 2,558 44,637
Utah Medical Products, Inc. 633 39,860
Utz Brands, Inc. 19,269 234,118
Vanda Pharmaceuticals, Inc. * 13,207 65,903
Varex Imaging Corp. * 10,558 130,919
Vaxcyte, Inc. * 30,249 1,089,569
Vera Therapeutics, Inc. * 13,706 398,296
Veracyte, Inc. * 20,284 696,350
Verastem, Inc. * 12,688 112,035
Vericel Corp. * 13,435 422,799
Verra Mobility Corp. * 41,965 1,036,535
Vestis Corp. 30,798 139,515
Viemed Healthcare, Inc. * 8,103 55,019
Village Super Market, Inc. Class A  2,310 86,302
Vir Biotechnology, Inc. * 23,174 132,324
Viridian Therapeutics, Inc. * 18,737 404,344
Vita Coco Co., Inc. * 11,579 491,760
Vital Farms, Inc. * 9,165 377,140
Voyager Therapeutics, Inc. * 10,557 49,301
Waldencast PLC Class A * 12,691 25,128
WaVe Life Sciences Ltd. * 29,830 218,356
WD-40 Co. 3,635 718,276
Weis Markets, Inc. 4,344 312,203
Westrock Coffee Co. †* 9,330 45,344
Willdan Group, Inc. * 3,642 352,145
Xencor, Inc. * 19,698 231,058
Xenon Pharmaceuticals, Inc. * (Canada)  20,194 810,789
Xeris Biopharma Holdings, Inc. * 40,057 326,064
XOMA Royalty Corp. * 2,529 97,468
Zenas Biopharma, Inc. * 3,999 88,778
Zevia PBC Class A * 8,499 23,117
Zevra Therapeutics, Inc. * 13,714 130,420
Zimvie, Inc. * 6,542 123,905
ZipRecruiter, Inc. Class A * 16,470 69,503
Zymeworks, Inc. * 12,782 218,317
158,576,799
Energy - 4.9%
spacing
Alpha Metallurgical Resources, Inc. * 2,996 491,614
Archrock, Inc. 43,403 1,141,933
Aris Water Solutions, Inc. Class A  8,286 204,333
Array Technologies, Inc. †* 40,072 326,587
ASP Isotopes, Inc. * 20,082 193,189
Atlas Energy Solutions, Inc. † 20,740 235,814
Berry Corp. 22,531 85,167
BKV Corp. * (Thailand)  4,431 102,489
Borr Drilling Ltd. †* (Mexico)  61,186 164,590
a Shares Value
Bristow Group, Inc. * 7,594 $ 273,992
California Resources Corp. 17,865 950,061
CNX Resources Corp. * 36,109 1,159,821
Complete Solaria, Inc. †* 14,495 25,511
Comstock Resources, Inc. * 19,847 393,566
Core Laboratories, Inc. 12,199 150,780
Core Natural Resources, Inc. 13,705 1,144,093
Crescent Energy Co. Class A  47,747 425,903
CVR Energy, Inc. * 8,260 301,325
Delek U.S. Holdings, Inc. 15,820 510,511
Diversified Energy Co. PLC ~ 14,648 205,218
DMC Global, Inc. * 5,294 44,734
DNOW, Inc. * 27,450 418,612
Empire Petroleum Corp. * 3,413 15,427
Eos Energy Enterprises, Inc. †* 67,196 765,362
Epsilon Energy Ltd. 4,239 21,365
Evolution Petroleum Corp. 7,880 37,982
Excelerate Energy, Inc. Class A  6,263 157,765
Expro Group Holdings NV * 27,442 326,011
Flotek Industries, Inc. * 3,853 56,254
Flowco Holdings, Inc. Class A  4,626 68,696
Fluence Energy, Inc. * 20,143 217,544
Forum Energy Technologies, Inc. * 2,626 70,140
FutureFuel Corp. 7,097 27,536
Gevo, Inc. †* 59,860 117,326
Golar LNG Ltd. †(Cameroon)  26,059 1,053,044
Granite Ridge Resources, Inc. 14,859 80,387
Green Plains, Inc. * 16,719 146,960
Gulfport Energy Corp. * 4,191 758,487
Hallador Energy Co. * 8,305 162,529
Helix Energy Solutions Group, Inc. * 37,587 246,571
Helmerich & Payne, Inc. 25,039 553,111
HighPeak Energy, Inc. † 4,432 31,334
Infinity Natural Resources, Inc. Class A * 3,983 52,217
Innovex International, Inc. * 10,664 197,711
Kinetik Holdings, Inc. † 11,664 498,519
Kodiak Gas Services, Inc. 17,776 657,179
Kolibri Global Energy, Inc. * (Canada)  9,189 50,999
Kosmos Energy Ltd. * (Ghana)  119,136 197,766
Liberty Energy, Inc. 42,351 522,611
Magnolia Oil & Gas Corp. Class A  49,398 1,179,130
Mammoth Energy Services, Inc. * 5,587 12,794
Matrix Service Co. * 7,719 100,965
Montauk Renewables, Inc. * 18,769 37,726
Murphy Oil Corp. † 35,511 1,008,867
Nabors Industries Ltd. * 3,764 153,835
NACCO Industries, Inc. Class A  1,080 45,533
National Energy Services Reunited Corp. * 15,907 163,206
Natural Gas Services Group, Inc. 2,221 62,166
New Fortress Energy, Inc. †* 45,200 99,892
NextDecade Corp. * 35,594 241,683
NextNRG, Inc. †* 6,719 12,296
NEXTracker, Inc. Class A * 38,348 2,837,369
Noble Corp. PLC † 32,989 932,929
Northern Oil & Gas, Inc. † 24,889 617,247
Oceaneering International, Inc. * 25,488 631,593
Oil States International, Inc. * 13,544 82,077
OPAL Fuels, Inc. Class A * 7,394 16,267
Par Pacific Holdings, Inc. * 13,412 475,053
Patterson-UTI Energy, Inc. 95,493 494,654
PBF Energy, Inc. Class A  21,753 656,288
Peabody Energy Corp. 31,982 848,163
Plug Power, Inc. †* 286,902 668,482
Prairie Operating Co. * 8,052 15,983

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
PrimeEnergy Resources Corp. * 145 $ 24,219
ProFrac Holding Corp. Class A * 2,590 9,583
ProPetro Holding Corp. * 22,903 120,012
Ramaco Resources, Inc. Class A * 7,637 253,472
Ranger Energy Services, Inc. Class A  4,423 62,099
REX American Resources Corp. * 8,094 247,838
Riley Exploration Permian, Inc. 3,470 94,072
RPC, Inc. 22,984 109,404
Sable Offshore Corp. †* 19,978 348,816
SandRidge Energy, Inc. 9,529 107,487
SEACOR Marine Holdings, Inc. * 4,633 30,068
Seadrill Ltd. * (Norway)  16,635 502,543
Select Water Solutions, Inc. 24,244 259,168
Shoals Technologies Group, Inc. Class A * 44,938 332,991
SM Energy Co. 29,972 748,401
Solaris Energy Infrastructure, Inc. 9,731 388,948
Summit Midstream Corp. * 2,495 51,247
SunCoke Energy, Inc. 22,071 180,099
Sunrun, Inc. * 54,419 940,904
T1 Energy, Inc. * (Norway)  33,198 72,372
Talos Energy, Inc. * 32,648 313,094
TETRA Technologies, Inc. * 32,528 187,036
Tidewater, Inc. * 12,952 690,730
Transocean Ltd. †* 226,589 706,958
VAALCO Energy, Inc. 30,442 122,377
Valaris Ltd. * 16,604 809,777
Verde Clean Fuels, Inc. * 1,130 3,446
Vital Energy, Inc. * 7,345 124,057
Vitesse Energy, Inc. 7,687 178,569
W&T Offshore, Inc. 26,922 48,998
Warrior Met Coal, Inc. 13,656 869,068
XCF Global, Inc. Class A * 17,358 22,739
36,395,466
Financial - 23.6%
spacing
1st Source Corp. 4,915 302,567
Abacus Global Management, Inc. * 10,107 57,913
Acadia Realty Trust REIT 35,819 721,753
Acadian Asset Management, Inc. 7,174 345,500
ACNB Corp. 2,752 121,198
ACRES Commercial Realty Corp. REIT * 1,696 35,887
Adamas Trust, Inc. REIT 22,811 158,993
Advanced Flower Capital, Inc. REIT 3,968 15,197
AG Mortgage Investment Trust, Inc. REIT 8,637 62,532
Alerus Financial Corp. 6,231 137,954
Alexander & Baldwin, Inc. REIT 19,156 348,448
Alexander's, Inc. REIT 543 127,328
Alpine Income Property Trust, Inc. REIT 3,888 55,093
AlTi Global, Inc. * 9,827 34,984
Amalgamated Financial Corp. 6,503 176,556
Ambac Financial Group, Inc. * 12,019 100,238
Amerant Bancorp, Inc. 9,333 179,847
American Assets Trust, Inc. REIT 14,334 291,267
American Coastal Insurance Corp. 7,286 82,988
American Healthcare REIT, Inc. 41,983 1,763,706
American Integrity Insurance Group, Inc. * 1,988 44,352
American Realty Investors, Inc. * 308 5,153
Ameris Bancorp 17,369 1,273,321
AMERISAFE, Inc. 5,342 234,193
Ames National Corp. 2,809 56,798
Angel Oak Mortgage REIT, Inc. 3,681 34,491
Anywhere Real Estate, Inc. * 28,052 297,071
Apartment Investment & Management Co.
Class A REIT 34,050 270,017
a Shares Value
Apollo Commercial Real Estate Finance, Inc.
REIT 38,212 $ 387,088
Apple Hospitality REIT, Inc. 59,804 718,246
Arbor Realty Trust, Inc. REIT † 44,628 544,908
ARES Commercial Real Estate Corp. REIT 13,799 62,233
Armada Hoffler Properties, Inc. REIT 19,944 139,807
ARMOUR Residential REIT, Inc. 29,433 439,729
Arrow Financial Corp. 4,358 123,331
Artisan Partners Asset Management, Inc. Class A  16,551 718,313
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  4,498 165,122
Associated Banc-Corp. 43,764 1,125,172
Ategrity Specialty Holdings LLC * 1,076 21,273
Atlantic Union Bankshares Corp. 37,292 1,316,035
Atlanticus Holdings Corp. * 1,496 87,636
Axos Financial, Inc. * 14,420 1,220,653
Bakkt Holdings, Inc. †* 2,605 87,658
Baldwin Insurance Group, Inc. †* 18,778 529,727
Banc of California, Inc. 34,347 568,443
BancFirst Corp. 5,444 688,394
Banco Latinoamericano de Comercio Exterior SA
(Panama)  7,362 338,431
Bancorp, Inc. * 12,000 898,680
Bank First Corp. 2,388 289,688
Bank of Hawaii Corp. 10,188 668,740
Bank of Marin Bancorp 4,032 97,897
Bank of NT Butterfield & Son Ltd. (Bermuda)  10,858 466,025
Bank7 Corp. 1,308 60,521
BankFinancial Corp. 2,395 28,812
BankUnited, Inc. 20,264 773,274
Bankwell Financial Group, Inc. 1,898 83,987
Banner Corp. 9,102 596,181
Bar Harbor Bankshares 3,763 114,621
BayCom Corp. 2,583 74,261
BCB Bancorp, Inc. 4,808 41,733
Beacon Financial Corp. 22,105 524,110
Better Home & Finance Holding Co. * 1,307 73,375
BGC Group, Inc. Class A  95,912 907,328
Bit Digital, Inc. * 83,594 250,782
Bitdeer Technologies Group Class A †* 24,008 410,297
Blackstone Mortgage Trust, Inc. Class A REIT † 42,803 788,003
Blue Foundry Bancorp * 5,245 47,677
Blue Ridge Bankshares, Inc. * 16,423 69,469
Bowhead Specialty Holdings, Inc. * 4,043 109,323
Braemar Hotels & Resorts, Inc. REIT 18,208 49,708
Brandywine Realty Trust REIT 49,437 206,152
Bread Financial Holdings, Inc. 7,617 424,800
Bridgewater Bancshares, Inc. * 5,758 101,341
BrightSpire Capital, Inc. REIT 33,662 182,785
Broadstone Net Lease, Inc. REIT 49,921 892,088
Brookfield Business Corp. Class A (Canada)  6,421 215,296
BRT Apartments Corp. REIT 2,492 39,025
Burford Capital Ltd. 53,093 634,992
Burke & Herbert Financial Services Corp. 3,558 219,493
Business First Bancshares, Inc. 7,713 182,104
BV Financial, Inc. * 2,179 35,125
Byline Bancorp, Inc. 8,177 226,748
C&F Financial Corp. 818 54,970
Cadence Bank 46,120 1,731,345
California BanCorp * 5,481 91,423
Camden National Corp. 4,673 180,331
Cannae Holdings, Inc. † 15,790 289,115
Capital Bancorp, Inc. 3,165 100,964
Capital City Bank Group, Inc. 3,804 158,969

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Capitol Federal Financial, Inc. 31,851 $ 202,254
CareTrust REIT, Inc. 55,708 1,931,953
Carter Bankshares, Inc. * 5,755 111,705
Cathay General Bancorp 17,720 850,737
CB Financial Services, Inc. 1,217 40,417
CBL & Associates Properties, Inc. REIT 5,033 153,909
Centerspace REIT † 4,385 258,277
Central Pacific Financial Corp. 6,796 206,191
CF Bankshares, Inc. 966 23,136
Chain Bridge Bancorp, Inc. Class A * 808 26,446
Chatham Lodging Trust REIT 12,606 84,586
Chemung Financial Corp. 1,190 62,499
Chicago Atlantic Real Estate Finance, Inc. REIT 4,534 57,990
Chimera Investment Corp. REIT 21,159 279,722
ChoiceOne Financial Services, Inc. 3,850 111,496
Cipher Mining, Inc. †* 70,796 891,322
Citizens & Northern Corp. 3,373 66,819
Citizens Community Bancorp, Inc. 2,400 38,568
Citizens Financial Services, Inc. 1,214 73,180
Citizens, Inc. †* 11,977 62,879
City Holding Co. 3,671 454,727
City Office REIT, Inc. 9,473 65,932
Civista Bancshares, Inc. 5,420 110,080
Claros Mortgage Trust, Inc. REIT 22,842 75,835
Cleanspark, Inc. †* 73,065 1,059,443
Clipper Realty, Inc. REIT 4,893 18,593
CNB Financial Corp. 7,738 187,260
CNO Financial Group, Inc. 25,529 1,009,672
Coastal Financial Corp. * 3,458 374,052
CoastalSouth Bancshares, Inc. * 1,018 22,203
Cohen & Steers, Inc. 7,459 489,385
Colony Bankcorp, Inc. 4,665 79,352
Columbia Financial, Inc. * 7,024 105,430
Community Financial System, Inc. 14,140 829,170
Community Healthcare Trust, Inc. REIT 7,741 118,437
Community Trust Bancorp, Inc. 4,074 227,940
Community West Bancshares 4,330 90,237
Compass Diversified Holdings 17,646 116,817
Compass, Inc. Class A * 121,474 975,436
ConnectOne Bancorp, Inc. 13,058 323,969
Consumer Portfolio Services, Inc. * 2,941 22,205
COPT Defense Properties REIT 29,972 870,986
Core Scientific, Inc. †* 74,062 1,328,672
Crawford & Co. Class A  4,680 50,076
CTO Realty Growth, Inc. REIT 7,907 128,884
Curbline Properties Corp. REIT 25,911 577,815
Cushman & Wakefield PLC * 43,347 690,084
Customers Bancorp, Inc. * 7,794 509,494
CVB Financial Corp. 35,316 667,826
Dave, Inc. * 2,482 494,787
Diamond Hill Investment Group, Inc. 690 96,607
DiamondRock Hospitality Co. REIT 55,581 442,425
Dime Community Bancshares, Inc. 10,987 327,742
Diversified Healthcare Trust REIT 59,413 262,011
Donegal Group, Inc. Class A  4,911 95,224
Douglas Elliman, Inc. * 19,485 55,727
Douglas Emmett, Inc. REIT † 34,124 531,311
Dynex Capital, Inc. REIT † 34,523 424,288
Eagle Bancorp Montana, Inc. 1,943 33,556
Eagle Bancorp, Inc. 7,495 151,549
Eagle Financial Services, Inc. 1,029 38,927
Easterly Government Properties, Inc. REIT 11,057 253,537
Eastern Bankshares, Inc. 52,391 950,897
ECB Bancorp, Inc. * 1,588 25,202
a Shares Value
eHealth, Inc. * 7,718 $ 33,265
Ellington Financial, Inc. REIT 24,799 321,891
Elme Communities REIT 23,059 388,775
Empire State Realty Trust, Inc. Class A REIT 38,236 292,888
Employers Holdings, Inc. 6,308 267,964
Enact Holdings, Inc. 7,435 285,058
Encore Capital Group, Inc. * 6,145 256,492
Enova International, Inc. * 6,441 741,295
Enterprise Financial Services Corp. 9,806 568,552
Equity Bancshares, Inc. Class A  3,671 149,410
Esquire Financial Holdings, Inc. 1,949 198,905
Essent Group Ltd. 25,498 1,620,653
Essential Properties Realty Trust, Inc. REIT 51,781 1,541,003
eXp World Holdings, Inc. 23,528 250,808
F&G Annuities & Life, Inc. 5,702 178,302
Farmers & Merchants Bancorp, Inc. 3,158 78,982
Farmers National Banc Corp. 9,016 129,921
Farmland Partners, Inc. REIT 11,924 129,733
FB Bancorp, Inc. * 4,872 58,561
FB Financial Corp. 10,836 603,999
Federal Agricultural Mortgage Corp. Class C  2,533 425,493
Fidelis Insurance Holdings Ltd. (United Kingdom)  16,252 294,974
Fidelity D&D Bancorp, Inc. 1,217 53,341
Finance of America Cos., Inc. Class A * 1,233 27,656
Financial Institutions, Inc. 5,608 152,538
Finward Bancorp 776 24,902
Finwise Bancorp * 2,221 43,065
First BanCorp 42,027 926,695
First Bancorp, Inc. 2,555 67,094
First Bancorp/Southern Pines NC 10,513 556,033
First Bank 5,270 85,848
First Busey Corp. 22,165 513,120
First Business Financial Services, Inc. 2,259 115,796
First Capital, Inc. 821 37,602
First Commonwealth Financial Corp. 26,857 457,912
First Community Bankshares, Inc. 4,241 147,587
First Community Corp. 1,852 52,263
First Financial Bancorp 24,828 626,907
First Financial Bankshares, Inc. 35,367 1,190,100
First Financial Corp. 3,207 181,003
First Foundation, Inc. * 17,190 95,748
First Internet Bancorp 1,971 44,210
First Interstate BancSystem, Inc. Class A  23,411 746,109
First Merchants Corp. 15,606 588,346
First Mid Bancshares, Inc. 5,623 212,999
First National Corp. 1,928 43,727
First Savings Financial Group, Inc. 1,461 45,919
First United Corp. 1,630 59,935
First Western Financial, Inc. * 2,110 48,583
Firstsun Capital Bancorp * 3,309 128,356
Five Star Bancorp 4,664 150,181
Flagstar Financial, Inc. 79,245 915,280
Flushing Financial Corp. 8,008 110,590
Forge Global Holdings, Inc. * 3,208 54,215
Four Corners Property Trust, Inc. REIT 26,700 651,480
Franklin BSP Realty Trust, Inc. REIT 22,928 248,998
Franklin Financial Services Corp. 1,078 49,588
Franklin Street Properties Corp. REIT 29,272 46,835
FrontView REIT, Inc. 4,714 64,629
FRP Holdings, Inc. * 3,726 90,765
FS Bancorp, Inc. 1,370 54,690
FTAI Infrastructure, Inc. 25,842 112,671
Fulton Financial Corp. 47,996 894,165
FVCBankcorp, Inc. 3,783 49,066

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
GBank Financial Holdings, Inc. †* 2,426 $ 95,269
GCM Grosvenor, Inc. Class A  13,049 157,501
Genworth Financial, Inc. * 110,856 986,618
German American Bancorp, Inc. 9,184 360,656
Getty Realty Corp. REIT 14,058 377,176
Glacier Bancorp, Inc. 31,607 1,538,313
Gladstone Commercial Corp. REIT 12,521 154,259
Gladstone Land Corp. REIT † 9,528 87,276
Global Medical REIT, Inc. 3,059 103,119
Global Net Lease, Inc. REIT 52,431 426,264
GoHealth, Inc. Class A * 1,146 5,524
Goosehead Insurance, Inc. Class A  6,376 474,502
Great Southern Bancorp, Inc. 2,416 147,980
Greene County Bancorp, Inc. 1,909 43,143
Greenlight Capital Re Ltd. Class A * 7,418 94,209
Guaranty Bancshares, Inc. 2,295 111,881
HA Sustainable Infrastructure Capital, Inc. 31,759 975,001
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  12,281 304,569
Hancock Whitney Corp. 22,758 1,424,878
Hanmi Financial Corp. 7,807 192,755
Hanover Bancorp, Inc. 1,142 25,638
HarborOne Bancorp, Inc. 9,969 135,578
Hawthorn Bancshares, Inc. 1,511 46,901
HBT Financial, Inc. 3,530 88,956
HCI Group, Inc. 2,767 531,070
Heritage Commerce Corp. 16,032 159,198
Heritage Financial Corp. 8,789 212,606
Heritage Insurance Holdings, Inc. * 5,610 141,260
Hilltop Holdings, Inc. 12,121 405,084
Hingham Institution For Savings 444 117,118
Hippo Holdings, Inc. * 4,503 162,828
Home Bancorp, Inc. 1,743 94,688
Home BancShares, Inc. 50,051 1,416,443
HomeTrust Bancshares, Inc. 4,415 180,750
Hope Bancorp, Inc. 32,214 346,945
Horace Mann Educators Corp. 10,803 487,972
Horizon Bancorp, Inc. 11,502 184,147
Hudson Pacific Properties, Inc. REIT * 98,179 270,974
Hut 8 Corp. †* (Canada)  24,628 857,301
Independence Realty Trust, Inc. REIT 62,223 1,019,835
Independent Bank Corp. (IBCP US) 5,232 162,061
Independent Bank Corp. (INDB US) 12,836 887,866
Industrial Logistics Properties Trust REIT 14,681 85,590
Innovative Industrial Properties, Inc. REIT 7,412 397,135
International Bancshares Corp. 14,496 996,600
International Money Express, Inc. * 6,731 94,032
InvenTrust Properties Corp. REIT 21,294 609,434
Invesco Mortgage Capital, Inc. REIT † 19,069 144,162
Investar Holding Corp. 2,084 48,370
Investors Title Co. 373 99,901
Jackson Financial, Inc. Class A  18,792 1,902,314
James River Group Holdings Ltd. 7,627 42,330
JBG SMITH Properties REIT 16,698 371,531
Jefferson Capital, Inc. † 2,730 47,120
John Marshall Bancorp, Inc. 3,207 63,563
Kearny Financial Corp. 14,009 92,039
Kennedy-Wilson Holdings, Inc. 32,737 272,372
Kestrel Group Ltd. * (Bermuda)  504 13,764
Kingstone Cos., Inc. 3,053 44,879
Kingsway Financial Services, Inc. * (Canada)  4,977 72,764
Kite Realty Group Trust REIT 58,051 1,294,537
KKR Real Estate Finance Trust, Inc. REIT 14,555 130,995
Ladder Capital Corp. REIT 30,490 332,646
a Shares Value
Lakeland Financial Corp. 6,529 $ 419,162
Landmark Bancorp, Inc. 1,103 29,439
LCNB Corp. 3,268 48,987
Legacy Housing Corp. * 2,221 61,100
Lemonade, Inc. * 14,870 795,991
LendingClub Corp. * 29,271 444,626
LendingTree, Inc. * 2,961 191,666
LINKBANCORP, Inc. 5,909 42,131
Live Oak Bancshares, Inc. 9,156 322,474
loanDepot, Inc. Class A * 21,461 65,885
LTC Properties, Inc. REIT 11,993 442,062
Lument Finance Trust, Inc. REIT 10,008 20,216
LXP Industrial Trust REIT 78,962 707,500
Macerich Co. REIT 66,806 1,215,869
MainStreet Bancshares, Inc. 1,735 36,140
MARA Holdings, Inc. †* 98,422 1,797,186
Marcus & Millichap, Inc. 6,819 200,138
Marex Group PLC (United Kingdom)  14,213 477,841
Maui Land & Pineapple Co., Inc. * 2,581 48,110
MBIA, Inc. * 12,241 91,195
McGrath RentCorp 6,386 749,078
Mechanics Bancorp Class A * 5,492 73,099
Medallion Financial Corp. 3,869 39,077
Mercantile Bank Corp. 4,483 201,735
Merchants Bancorp 6,952 221,074
Mercury General Corp. 7,101 602,023
Meridian Corp. 2,420 38,212
Metrocity Bankshares, Inc. 5,516 152,738
Metropolitan Bank Holding Corp. 2,628 196,627
MFA Financial, Inc. REIT 26,953 247,698
Mid Penn Bancorp, Inc. 5,181 148,384
Middlefield Banc Corp. 1,903 57,109
Midland States Bancorp, Inc. 5,116 87,688
MidWestOne Financial Group, Inc. 4,432 125,381
Mobile Infrastructure Corp. * 4,944 17,403
Modiv Industrial, Inc. REIT 2,471 36,175
Moelis & Co. Class A  17,577 1,253,592
MVB Financial Corp. 3,422 85,755
National Bank Holdings Corp. Class A  9,672 373,726
National Bankshares, Inc. 1,297 38,184
National Health Investors, Inc. REIT 12,139 965,050
Navient Corp. 19,362 254,610
NB Bancorp, Inc. 8,721 153,926
NBT Bancorp, Inc. 13,353 557,621
Nelnet, Inc. Class A  3,469 434,943
NerdWallet, Inc. Class A * 12,037 129,518
NET Lease Office Properties REIT 4,339 128,695
NETSTREIT Corp. REIT 24,459 441,730
Newmark Group, Inc. Class A  41,229 768,921
NewtekOne, Inc. 6,627 75,879
NexPoint Diversified Real Estate Trust REIT 11,014 40,642
Nexpoint Real Estate Finance, Inc. REIT 1,694 24,021
NexPoint Residential Trust, Inc. REIT 6,042 194,673
NI Holdings, Inc. * 2,437 33,046
Nicolet Bankshares, Inc. 3,494 469,943
NMI Holdings, Inc. * 20,654 791,874
Northeast Bank 2,040 204,326
Northeast Community Bancorp, Inc. 3,646 74,998
Northfield Bancorp, Inc. 9,371 110,578
Northpointe Bancshares, Inc. 2,801 47,841
Northrim BanCorp, Inc. 6,000 129,960
Northwest Bancshares, Inc. 38,307 474,624
Norwood Financial Corp. 2,376 60,398
Oak Valley Bancorp 2,000 56,340

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
OceanFirst Financial Corp. 15,210 $ 267,240
OFG Bancorp 11,690 508,398
Ohio Valley Banc Corp. 948 35,057
Old National Bancorp 91,917 2,017,578
Old Second Bancorp, Inc. 13,346 230,686
One Liberty Properties, Inc. REIT 4,711 104,207
Onity Group, Inc. * 1,643 65,654
OP Bancorp 3,233 45,003
Oportun Financial Corp. * 9,020 55,653
OppFi, Inc. 6,548 74,189
Orange County Bancorp, Inc. 3,049 76,865
Orchid Island Capital, Inc. REIT † 33,062 231,765
Origin Bancorp, Inc. 7,668 264,699
Orrstown Financial Services, Inc. 4,559 154,915
Outfront Media, Inc. REIT 37,849 693,394
P10, Inc. Class A  12,021 130,788
Pagseguro Digital Ltd. Class A (Brazil)  47,547 475,470
Palomar Holdings, Inc. * 7,050 823,088
Paramount Group, Inc. REIT * 48,698 318,485
Park National Corp. 3,894 632,892
Parke Bancorp, Inc. 3,261 70,275
Pathward Financial, Inc. 6,282 464,931
Patria Investments Ltd. Class A (Cayman)  16,693 243,718
Patriot National Bancorp, Inc. * 16,713 21,727
Paysign, Inc. * 9,179 57,736
PCB Bancorp 2,547 53,487
Peakstone Realty Trust REIT 9,543 125,204
Peapack-Gladstone Financial Corp. 4,263 117,659
Pebblebrook Hotel Trust REIT † 31,431 357,999
PennyMac Financial Services, Inc. 7,632 945,452
PennyMac Mortgage Investment Trust REIT 22,477 275,568
Peoples Bancorp of North Carolina, Inc. 1,450 44,457
Peoples Bancorp, Inc. 9,086 272,489
Peoples Financial Services Corp. 2,413 117,296
Perella Weinberg Partners 16,496 351,695
Phillips Edison & Co., Inc. REIT 33,055 1,134,778
Piedmont Realty Trust, Inc. REIT 32,910 296,190
Pioneer Bancorp, Inc. * 3,302 43,124
Piper Sandler Cos. 4,632 1,607,258
PJT Partners, Inc. Class A  6,101 1,084,331
Plumas Bancorp 1,631 70,361
Plymouth Industrial REIT, Inc. 10,326 230,580
Ponce Financial Group, Inc. * 5,664 83,261
Postal Realty Trust, Inc. Class A REIT 5,903 92,618
PotlatchDeltic Corp. REIT 20,486 834,805
PRA Group, Inc. * 9,836 151,868
Preferred Bank 2,329 210,518
Primis Financial Corp. 4,573 48,062
Princeton Bancorp, Inc. 1,225 39,004
ProAssurance Corp. * 13,737 329,551
Provident Bancorp, Inc. * 4,472 56,034
Provident Financial Services, Inc. 33,201 640,115
QCR Holdings, Inc. 4,439 335,766
Radian Group, Inc. 35,293 1,278,312
RBB Bancorp 4,258 79,880
RE/MAX Holdings, Inc. Class A * 4,817 45,424
Ready Capital Corp. REIT † 43,620 168,809
Real Brokerage, Inc. * (Canada)  27,668 115,652
Red River Bancshares, Inc. 1,177 76,293
Redwood Trust, Inc. REIT 34,627 200,490
Regional Management Corp. 2,358 91,868
Renasant Corp. 24,571 906,424
Republic Bancorp, Inc. Class A  2,182 157,650
Resolute Holdings Management, Inc. * 1,163 83,910
a Shares Value
Rhinebeck Bancorp, Inc. * 1,687 $ 19,164
Richmond Mutual BanCorp, Inc. 2,162 30,722
Riot Platforms, Inc. * 92,439 1,759,114
Rithm Property Trust, Inc. REIT 10,472 26,389
Riverview Bancorp, Inc. 5,172 27,774
RLJ Lodging Trust REIT 40,320 290,304
RMR Group, Inc. Class A  4,523 71,147
Root, Inc. Class A * 3,076 275,333
Ryman Hospitality Properties, Inc. REIT 16,338 1,463,721
S&T Bancorp, Inc. 10,109 379,997
Sabra Health Care REIT, Inc. 61,845 1,152,791
Safehold, Inc. REIT 15,158 234,797
Safety Insurance Group, Inc. 4,060 287,001
Saul Centers, Inc. REIT 3,293 104,948
SB Financial Group, Inc. 1,567 30,227
Seacoast Banking Corp. of Florida 22,699 690,731
Seaport Entertainment Group, Inc. * 1,871 42,883
Security National Financial Corp. Class A * 4,103 35,573
Selective Insurance Group, Inc. 16,000 1,297,120
Selectquote, Inc. * 33,389 65,442
Service Properties Trust REIT 42,751 115,855
ServisFirst Bancshares, Inc. 13,506 1,087,638
Seven Hills Realty Trust REIT † 3,790 39,075
Shore Bancshares, Inc. 8,825 144,818
Siebert Financial Corp. * 4,649 13,575
Sierra Bancorp 3,280 94,825
Sila Realty Trust, Inc. REIT 13,970 350,647
Silvercrest Asset Management Group, Inc.
Class A  1,365 21,499
Simmons First National Corp. Class A  37,810 724,818
SiriusPoint Ltd. * (Sweden)  18,038 326,307
SITE Centers Corp. REIT 12,835 115,643
Sky Harbour Group Corp. †* 5,489 54,176
Skyward Specialty Insurance Group, Inc. * 9,349 444,638
SL Green Realty Corp. REIT 19,097 1,142,192
Slide Insurance Holdings, Inc. * 6,330 99,919
SmartFinancial, Inc. 3,566 127,413
Smartstop Self Storage REIT, Inc. 8,109 305,223
Sound Financial Bancorp, Inc. 481 22,155
South Plains Financial, Inc. 3,186 123,139
Southern First Bancshares, Inc. * 2,115 93,314
Southern Missouri Bancorp, Inc. 2,549 133,975
Southside Bancshares, Inc. 7,386 208,655
SR Bancorp, Inc. 1,877 28,324
St. Joe Co. 10,182 503,805
Stellar Bancorp, Inc. 12,687 384,924
StepStone Group, Inc. Class A  18,395 1,201,377
Sterling Bancorp, Inc. * ± Ω 5,290 –
Stewart Information Services Corp. 7,341 538,242
Stock Yards Bancorp, Inc. 6,778 474,392
StoneX Group, Inc. * 12,134 1,224,563
Stratus Properties, Inc. * 1,416 29,963
Strawberry Fields REIT, Inc. 2,052 25,240
Summit Hotel Properties, Inc. REIT 29,249 160,577
Sunrise Realty Trust, Inc. REIT 3,065 31,845
Sunstone Hotel Investors, Inc. REIT 52,079 487,980
SWK Holdings Corp. 1,531 22,276
Tanger, Inc. REIT 30,058 1,017,163
Terawulf, Inc. †* 75,215 858,955
Terreno Realty Corp. REIT 26,765 1,518,914
Texas Capital Bancshares, Inc. * 12,116 1,024,165
Third Coast Bancshares, Inc. * 3,460 131,376
Timberland Bancorp, Inc. 2,149 71,519
Tiptree, Inc. 6,823 130,797

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Tompkins Financial Corp. 3,448 $ 228,292
Towne Bank 19,289 666,821
TPG RE Finance Trust, Inc. REIT 18,959 162,289
Transcontinental Realty Investors, Inc. REIT * 349 16,099
TriCo Bancshares 7,911 351,328
Triumph Financial, Inc. * 6,152 307,846
Trupanion, Inc. * 9,939 430,160
TrustCo Bank Corp. 4,712 171,046
Trustmark Corp. 15,275 604,890
Two Harbors Investment Corp. REIT 28,914 285,381
UMB Financial Corp. 19,090 2,259,302
UMH Properties, Inc. REIT 20,970 311,404
Union Bankshares, Inc. 871 21,566
United Bankshares, Inc. 37,203 1,384,324
United Community Banks, Inc. 31,762 995,739
United Fire Group, Inc. 5,537 168,436
United Security Bancshares 5,381 50,205
Unity Bancorp, Inc. 2,197 107,367
Universal Health Realty Income Trust REIT 3,316 129,888
Universal Insurance Holdings, Inc. 7,171 188,597
Univest Financial Corp. 7,827 234,967
Upstart Holdings, Inc. * 22,067 1,121,004
Urban Edge Properties REIT 33,985 695,673
Valley National Bancorp 128,421 1,361,263
Velocity Financial, Inc. * 2,465 44,715
Veris Residential, Inc. REIT 21,881 332,591
Veritex Holdings, Inc. 13,833 463,820
Victory Capital Holdings, Inc. Class A  11,619 752,446
Virginia National Bankshares Corp. 933 36,210
Virtus Investment Partners, Inc. 1,782 338,633
WaFd, Inc. 20,758 628,760
Walker & Dunlop, Inc. 8,849 739,953
Washington Trust Bancorp, Inc. 4,943 142,853
Waterstone Financial, Inc. 3,982 62,119
WesBanco, Inc. 24,928 795,951
West BanCorp, Inc. 3,900 79,248
Westamerica BanCorp 6,198 309,838
Western New England Bancorp, Inc. 4,989 59,918
Westwood Holdings Group, Inc. 1,873 30,886
Whitestone REIT 12,884 158,216
WisdomTree, Inc. 32,444 450,972
World Acceptance Corp. * 724 122,457
WSFS Financial Corp. 14,884 802,694
Xenia Hotels & Resorts, Inc. REIT 26,999 370,426
177,005,606
Industrial - 16.8%
spacing
908 Devices, Inc. * 6,002 52,578
AAR Corp. * 9,514 853,120
Advanced Energy Industries, Inc. 9,906 1,685,407
Aebi Schmidt Holding AG (Switzerland)  9,448 117,817
AeroVironment, Inc. †* 8,388 2,641,297
AerSale Corp. * 7,727 63,284
AirJoule Technologies Corp. * 5,351 25,096
AIRO Group Holdings, Inc. * 1,120 21,504
Alamo Group, Inc. 2,666 508,939
Albany International Corp. Class A  8,077 430,504
Allient, Inc. 3,729 166,873
American Superconductor Corp. * 11,537 685,182
American Woodmark Corp. * 3,767 251,485
Amprius Technologies, Inc. * 24,341 256,067
Apogee Enterprises, Inc. 5,791 252,314
Applied Optoelectronics, Inc. * 14,346 371,992
ArcBest Corp. 6,227 435,080
a Shares Value
Archer Aviation, Inc. Class A †* 145,088 $ 1,389,943
Arcosa, Inc. 12,763 1,196,021
Ardagh Metal Packaging SA 35,330 140,967
Ardmore Shipping Corp. (Ireland)  8,101 96,159
Argan, Inc. 3,455 933,023
Arq, Inc. * 7,288 52,182
Ascent Industries Co. * 1,939 24,974
Aspen Aerogels, Inc. * 18,523 128,920
Astec Industries, Inc. 5,979 287,769
Astronics Corp. * 8,219 374,869
Atkore, Inc. 8,822 553,492
Atmus Filtration Technologies, Inc. 22,290 1,005,056
AZZ, Inc. 7,885 860,490
Badger Meter, Inc. 7,753 1,384,531
Bel Fuse, Inc. Class A  476 55,383
Bel Fuse, Inc. Class B  2,710 382,164
Belden, Inc. 10,471 1,259,347
Benchmark Electronics, Inc. 9,230 355,816
Bloom Energy Corp. Class A †* 56,427 4,772,031
Boise Cascade Co. 9,922 767,169
Bowman Consulting Group Ltd. * 3,794 160,714
Byrna Technologies, Inc. †* 4,967 110,069
Cactus, Inc. Class A  18,330 723,485
Cadre Holdings, Inc. 7,567 276,271
Casella Waste Systems, Inc. Class A * 16,389 1,554,988
CECO Environmental Corp. * 7,652 391,782
Centuri Holdings, Inc. * 18,477 391,158
Chart Industries, Inc. * 11,854 2,372,578
Clearwater Paper Corp. * 3,900 80,964
Columbus McKinnon Corp. 7,417 106,360
Concrete Pumping Holdings, Inc. 4,295 30,280
Construction Partners, Inc. Class A * 12,314 1,563,878
Core Molding Technologies, Inc. * 2,036 41,840
Costamare Bulkers Holdings Ltd. * (Monaco)  2,265 32,548
Costamare, Inc. (Monaco)  11,573 137,834
Covenant Logistics Group, Inc. 4,774 103,405
CryoPort, Inc. * 12,136 115,049
CSW Industrials, Inc. 4,222 1,024,891
CTS Corp. 7,849 313,489
DHT Holdings, Inc. 33,307 398,019
Dorian LPG Ltd. 9,554 284,709
Ducommun, Inc. * 3,576 343,761
DXP Enterprises, Inc. * 3,472 413,411
Dycom Industries, Inc. * 7,337 2,140,643
Eastern Co. 1,479 34,697
Eastman Kodak Co. * 15,908 101,970
Energizer Holdings, Inc. 17,048 424,325
Energy Recovery, Inc. * 14,709 226,813
Energy Services of America Corp. 3,086 31,940
Enerpac Tool Group Corp. 14,070 576,870
EnerSys 10,133 1,144,624
Enovix Corp. †* 42,392 422,648
Enpro, Inc. 5,570 1,258,820
Enviri Corp. * 20,777 263,660
ESCO Technologies, Inc. 6,827 1,441,248
Eve Holding, Inc. * 15,316 58,354
Evolv Technologies Holdings, Inc. * 30,689 231,702
Exponent, Inc. 13,193 916,650
Fabrinet * (Thailand)  9,498 3,463,161
Federal Signal Corp. 15,688 1,866,715
FLEX LNG Ltd. †* (Norway)  8,361 210,697
Fluor Corp. * 43,417 1,826,553
Forward Air Corp. * 5,580 143,071
Franklin Electric Co., Inc. 10,329 983,321

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Frontdoor, Inc. * 19,365 $ 1,303,071
GATX Corp. 9,416 1,645,917
Genco Shipping & Trading Ltd. 8,308 147,882
Gencor Industries, Inc. * 3,054 44,680
Gibraltar Industries, Inc. * 7,944 498,883
Gorman-Rupp Co. 5,410 251,078
Graham Corp. * 2,884 158,332
Granite Construction, Inc. 11,479 1,258,672
Great Lakes Dredge & Dock Corp. * 18,380 220,376
Greenbrier Cos., Inc. 8,090 373,515
Greif, Inc. Class A  6,454 385,691
Greif, Inc. Class B  1,362 83,913
Griffon Corp. 10,162 773,836
Heartland Express, Inc. 10,681 89,507
Helios Technologies, Inc. 8,694 453,218
Hillenbrand, Inc. 18,362 496,508
Hillman Solutions Corp. * 51,313 471,053
Himalaya Shipping Ltd. †* (Bermuda)  8,294 68,260
Hub Group, Inc. Class A  15,987 550,592
Hyster-Yale, Inc. 3,014 111,096
Ichor Holdings Ltd. * 8,702 152,459
IES Holdings, Inc. * 2,411 958,734
Insteel Industries, Inc. 5,092 195,227
International Seaways, Inc. 10,609 488,863
Intuitive Machines, Inc. †* 28,513 299,957
Itron, Inc. * 11,915 1,484,132
Janus International Group, Inc. * 35,027 345,716
JBT Marel Corp. 13,760 1,932,592
JELD-WEN Holding, Inc. * 22,395 109,959
Joby Aviation, Inc. * 121,218 1,956,459
Kadant, Inc. † 3,079 916,249
Karat Packaging, Inc. 2,148 54,151
Kennametal, Inc. 19,682 411,944
Kimball Electronics, Inc. * 6,704 200,181
Knife River Corp. * 14,998 1,152,896
Knowles Corp. * 22,340 520,745
Kopin Corp. * 39,244 95,363
Kratos Defense & Security Solutions, Inc. * 43,823 4,004,108
KULR Technology Group, Inc. †* 8,632 35,909
L.B. Foster Co. Class A * 2,845 76,673
Latham Group, Inc. * 10,128 77,074
Lightbridge Corp. †* 4,978 105,583
Limbach Holdings, Inc. * 2,855 277,278
Lindsay Corp. 2,811 395,114
LSB Industries, Inc. * 13,664 107,672
LSI Industries, Inc. 7,491 176,863
Luxfer Holdings PLC (United Kingdom)  7,115 98,899
M-Tron Industries, Inc. * 605 33,565
Manitowoc Co., Inc. * 9,869 98,789
Marten Transport Ltd. 15,158 161,584
Masterbrand, Inc. * 33,134 436,375
Materion Corp. 5,448 658,173
Matson, Inc. 8,624 850,240
Mayville Engineering Co., Inc. * 4,150 57,104
Mercury Systems, Inc. * 13,612 1,053,569
Mesa Laboratories, Inc. 1,407 94,283
Metallus, Inc. * 9,368 154,853
MicroVision, Inc. †* 57,622 71,451
Mirion Technologies, Inc. * 62,142 1,445,423
Mistras Group, Inc. * 5,187 51,040
Modine Manufacturing Co. * 13,836 1,966,926
Montrose Environmental Group, Inc. * 8,463 232,394
Moog, Inc. Class A  7,397 1,536,135
Mueller Water Products, Inc. Class A  40,744 1,039,787
a Shares Value
Myers Industries, Inc. 9,455 $ 160,168
MYR Group, Inc. * 4,028 837,945
NANO Nuclear Energy, Inc. †* 8,198 316,115
Napco Security Technologies, Inc. 8,963 384,961
National Presto Industries, Inc. 1,277 143,216
Navigator Holdings Ltd. 8,290 128,412
Neonode, Inc. †* 2,777 9,692
Net Power, Inc. * 6,017 18,111
NL Industries, Inc. 2,103 12,933
nLight, Inc. * 12,985 384,746
Nordic American Tankers Ltd. 49,947 156,834
Novanta, Inc. * 9,616 963,042
NuScale Power Corp. †* 33,253 1,197,108
NVE Corp. 1,354 88,376
NWPX Infrastructure, Inc. * 2,663 140,953
O-I Glass, Inc. * 40,326 523,028
Olympic Steel, Inc. 2,848 86,722
Omega Flex, Inc. 916 28,565
Orion Group Holdings, Inc. * 9,174 76,328
OSI Systems, Inc. * 4,194 1,045,313
Outdoor Holding Co. * 24,273 35,924
Palladyne AI Corp. * 6,801 58,421
PAMT Corp. * 2,014 22,960
Pangaea Logistics Solutions Ltd. 8,909 45,258
Park Aerospace Corp. 4,204 85,509
Park-Ohio Holdings Corp. 2,241 47,599
Perma-Fix Environmental Services, Inc. * 3,742 37,794
Plexus Corp. * 7,063 1,021,945
Powell Industries, Inc. 2,562 780,923
Power Solutions International, Inc. * 1,748 171,689
Primoris Services Corp. 14,335 1,968,626
Pro-Dex, Inc. * 556 18,821
Proficient Auto Logistics, Inc. * 6,560 45,198
Proto Labs, Inc. * 6,170 308,685
Pure Cycle Corp. * 5,726 63,387
PureCycle Technologies, Inc. †* 34,708 456,410
Radiant Logistics, Inc. * 8,070 47,613
Ranpak Holdings Corp. * 12,728 71,531
Red Cat Holdings, Inc. * 22,410 231,943
Redwire Corp. †* 12,783 114,919
Richtech Robotics, Inc. Class B †* 18,184 78,009
RXO, Inc. * 43,426 667,892
Ryerson Holding Corp. 6,696 153,071
Safe Bulkers, Inc. (Monaco)  13,588 60,331
Sanmina Corp. * 13,867 1,596,230
Scorpio Tankers, Inc. (Monaco)  11,866 665,089
SFL Corp. Ltd. (Norway)  32,373 243,769
Sight Sciences, Inc. * 10,444 35,927
SKYX Platforms Corp. * 16,852 18,874
Smith & Wesson Brands, Inc. 12,835 126,168
Smith-Midland Corp. * 650 23,985
Southland Holdings, Inc. * 2,263 9,708
SPX Technologies, Inc. * 12,715 2,374,908
Standard BioTools, Inc. * 76,552 99,518
Standex International Corp. 3,174 672,571
Sterling Infrastructure, Inc. * 7,827 2,658,675
Sturm Ruger & Co., Inc. 4,019 174,706
Tecnoglass, Inc. 6,517 436,052
Teekay Corp. Ltd. (Bermuda)  13,900 113,702
Teekay Tankers Ltd. Class A (Canada)  6,298 318,364
Tennant Co. 4,909 397,924
Terex Corp. 17,022 873,229
Thermon Group Holdings, Inc. * 8,341 222,872
Titan America SA * (Belgium)  6,246 93,315

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Tredegar Corp. * 7,911 $ 63,525
TriMas Corp. 8,990 347,374
Trinity Industries, Inc. 21,422 600,673
TSS, Inc. * 4,872 88,232
TTM Technologies, Inc. * 26,747 1,540,627
Turtle Beach Corp. * 4,515 71,788
Tutor Perini Corp. * 11,913 781,374
UFP Industries, Inc. 15,874 1,484,060
Uniti Group, Inc. 37,948 232,242
Universal Logistics Holdings, Inc. 1,899 44,513
Vicor Corp. * 5,964 296,530
Vishay Intertechnology, Inc. 32,244 493,333
Voyager Technologies, Inc. Class A * 3,409 101,520
Watts Water Technologies, Inc. Class A  7,214 2,014,726
Werner Enterprises, Inc. 14,699 386,878
Willis Lease Finance Corp. 755 103,503
World Kinect Corp. 14,289 370,800
Worthington Enterprises, Inc. 8,213 455,739
Worthington Steel, Inc. 8,540 259,531
Xometry, Inc. Class A * 11,415 621,775
Zurn Elkay Water Solutions Corp. 39,496 1,857,497
126,206,233
Technology - 10.2%
spacing
3D Systems Corp. †* 31,110 90,219
8x8, Inc. * 32,719 69,364
ACI Worldwide, Inc. * 27,838 1,469,011
ACM Research, Inc. Class A * 13,387 523,833
ACV Auctions, Inc. Class A * 44,861 444,573
Adeia, Inc. 28,948 486,326
Aehr Test Systems †* 7,518 226,367
Aeluma, Inc. * 2,513 40,459
Agilysys, Inc. * 6,666 701,596
Airship AI Holdings, Inc. †* 3,407 17,614
Alignment Healthcare, Inc. * 38,659 674,600
Alkami Technology, Inc. †* 18,149 450,821
Alpha & Omega Semiconductor Ltd. * 6,226 174,079
Ambarella, Inc. * 10,619 876,280
Ambiq Micro, Inc. * 1,136 33,989
Amplitude, Inc. Class A * 23,220 248,918
Appian Corp. Class A * 10,543 322,300
Arteris, Inc. * 8,223 83,052
Asana, Inc. Class A †* 22,859 305,396
ASGN, Inc. * 11,143 527,621
Asure Software, Inc. * 7,039 57,720
Atomera, Inc. †* 7,737 34,198
AvePoint, Inc. * 35,530 533,305
AvidXchange Holdings, Inc. * 45,680 454,516
Axcelis Technologies, Inc. * 8,539 833,748
Bandwidth, Inc. Class A * 6,845 114,106
BigBear.ai Holdings, Inc. †* 77,428 504,831
Blackbaud, Inc. * 10,032 645,158
BlackLine, Inc. * 13,683 726,567
Blaize Holdings, Inc. †* 18,354 63,321
Blend Labs, Inc. Class A * 54,579 199,213
Box, Inc. Class A * 36,715 1,184,793
Braze, Inc. Class A * 21,072 599,288
C3.ai, Inc. Class A * 32,317 560,377
Cantaloupe, Inc. * 16,468 174,067
Carlsmed, Inc. * 1,452 19,442
Cerence, Inc. * 11,241 140,063
CEVA, Inc. * 5,822 153,759
Claritev Corp. * 2,072 109,982
Clear Secure, Inc. Class A  21,782 727,083
a Shares Value
Clearwater Analytics Holdings, Inc. Class A * 64,453 $ 1,161,443
Climb Global Solutions, Inc. 1,077 145,223
Cohu, Inc. * 12,035 244,672
Commerce.com, Inc. * 18,263 91,132
Commvault Systems, Inc. * 11,673 2,203,629
Conduent, Inc. * 41,733 116,852
Consensus Cloud Solutions, Inc. * 5,195 152,577
CoreCard Corp. * 1,490 40,111
Corsair Gaming, Inc. * 13,564 120,991
Cricut, Inc. Class A  12,594 79,216
CS Disco, Inc. * 7,172 46,331
CSG Systems International, Inc. 7,577 487,807
CSP, Inc. 1,802 20,813
D-Wave Quantum, Inc. †* (Canada)  80,984 2,001,115
Daily Journal Corp. * 316 146,984
Definitive Healthcare Corp. * 9,897 40,182
Diebold Nixdorf, Inc. * 6,729 383,755
Digi International, Inc. * 9,990 364,235
Digimarc Corp. * 3,901 38,113
Digital Turbine, Inc. * 26,705 170,912
DigitalOcean Holdings, Inc. * 18,064 617,066
Diodes, Inc. * 12,379 658,687
Domo, Inc. Class B * 8,871 140,517
Donnelley Financial Solutions, Inc. * 7,209 370,759
eGain Corp. * 3,360 29,266
EverCommerce, Inc. * 4,235 47,136
Evolent Health, Inc. Class A * 29,758 251,753
Expensify, Inc. Class A * 15,648 28,949
Fastly, Inc. Class A * 37,008 316,418
Five9, Inc. * 20,352 492,518
FormFactor, Inc. * 20,820 758,264
Freshworks, Inc. Class A * 52,992 623,716
Genius Sports Ltd. * (United Kingdom)  57,312 709,523
GigaCloud Technology, Inc. Class A * (Hong
Kong)  6,207 176,279
Golden Matrix Group, Inc. * 8,558 9,671
Grid Dynamics Holdings, Inc. * 17,998 138,765
Health Catalyst, Inc. * 16,301 46,458
I3 Verticals, Inc. Class A * 6,300 204,498
IBEX Holdings Ltd. * 2,665 107,986
Ibotta, Inc. Class A * 3,472 96,695
Immersion Corp. 6,119 44,913
Impinj, Inc. * 6,806 1,230,184
Innodata, Inc. * 8,105 624,652
Insight Enterprises, Inc. * 7,641 866,566
Intapp, Inc. * 14,812 605,811
Integral Ad Science Holding Corp. * 19,234 195,610
IonQ, Inc. †* 72,677 4,469,635
Jamf Holding Corp. * 18,225 195,007
Kaltura, Inc. * 21,908 31,548
Kulicke & Soffa Industries, Inc. (Singapore)  13,497 548,518
Life360, Inc. †* 4,297 456,771
LiveRamp Holdings, Inc. * 17,246 468,056
Maximus, Inc. 14,732 1,346,063
MaxLinear, Inc. * 20,810 334,625
McGraw Hill, Inc. * 5,927 74,384
Meridianlink, Inc. * 8,195 163,326
Mitek Systems, Inc. * 11,530 112,648
N-able, Inc. * 17,817 138,973
Navitas Semiconductor Corp. †* 35,642 257,335
NCR Atleos Corp. * 19,212 755,224
NCR Voyix Corp. * 36,503 458,113
NetScout Systems, Inc. * 18,265 471,785
NextNav, Inc. * 23,468 335,592

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Nutex Health, Inc. †* 918 $ 94,848
Omada Health, Inc. * 2,358 52,135
ON24, Inc. * 9,497 54,323
OneSpan, Inc. 9,612 152,735
Ouster, Inc. * 13,539 366,230
Pagaya Technologies Ltd. Class A * 12,227 363,020
PagerDuty, Inc. * 22,474 371,270
PAR Technology Corp. * 10,680 422,714
PDF Solutions, Inc. * 8,091 208,910
Penguin Solutions, Inc. * 13,841 363,741
Photronics, Inc. * 15,363 352,581
Phreesia, Inc. * 15,176 356,940
Pitney Bowes, Inc. 33,255 379,440
Planet Labs PBC * 61,830 802,553
Playstudios, Inc. * 22,189 21,359
Playtika Holding Corp. 15,038 58,498
Porch Group, Inc. †* 21,546 361,542
Power Integrations, Inc. 14,987 602,627
Progress Software Corp. * 10,937 480,462
PROS Holdings, Inc. * 11,885 272,285
PubMatic, Inc. Class A * 10,931 90,509
Qualys, Inc. * 9,592 1,269,309
Quantum Computing, Inc. †* 35,481 653,205
Rackspace Technology, Inc. * 15,569 21,952
Rambus, Inc. * 28,400 2,959,280
Rapid7, Inc. * 17,032 319,350
Red Violet, Inc. 2,951 154,190
ReposiTrak, Inc. 3,386 50,181
Rezolve AI PLC †* 38,612 192,288
Richardson Electronics Ltd. 3,114 30,486
Rigetti Computing, Inc. * 83,886 2,498,964
Rimini Street, Inc. * 10,284 48,129
Sapiens International Corp. NV (Israel)  7,791 335,013
Schrodinger, Inc. * 14,364 288,142
SEMrush Holdings, Inc. Class A * 12,645 89,527
Semtech Corp. * 22,952 1,639,920
Silicon Laboratories, Inc. * 8,521 1,117,359
Silvaco Group, Inc. * 1,766 9,554
Simulations Plus, Inc. * 3,956 59,617
SiTime Corp. * 5,569 1,677,995
Skillsoft Corp. * 1,334 17,369
SkyWater Technology, Inc. * 6,435 120,077
SoundHound AI, Inc. Class A †* 96,276 1,548,118
Sprout Social, Inc. Class A * 13,895 179,523
SPS Commerce, Inc. * 9,930 1,034,110
Synaptics, Inc. * 10,128 692,148
Synchronoss Technologies, Inc. * 3,294 20,028
Talkspace, Inc. * 39,124 107,982
Teads Holding Co. * 11,464 18,916
Telos Corp. * 14,152 96,800
Tenable Holdings, Inc. * 31,966 932,129
TruBridge, Inc. * 2,694 54,338
TTEC Holdings, Inc. * 5,453 18,322
Ultra Clean Holdings, Inc. * 11,677 318,198
Unisys Corp. * 16,111 62,833
V2X, Inc. * 5,099 296,201
Varonis Systems, Inc. * 29,206 1,678,469
Veeco Instruments, Inc. * 14,768 449,390
Verint Systems, Inc. * 15,953 323,048
Vertex, Inc. Class A * 17,323 429,437
Viant Technology, Inc. Class A * 4,212 36,350
Vimeo, Inc. * 39,268 304,327
Vishay Precision Group, Inc. * 3,263 104,579
VTEX Class A * (Brazil)  15,096 66,120
a Shares Value
Vuzix Corp. †* 16,997 $ 53,201
Waystar Holding Corp. * 29,027 1,100,704
Weave Communications, Inc. * 15,566 103,981
WM Technology, Inc. * 24,471 28,386
WNS Holdings Ltd. * (United Kingdom)  9,951 758,963
Workiva, Inc. * 13,428 1,155,882
Xerox Holdings Corp. 30,574 114,958
Yext, Inc. * 26,912 229,290
Zeta Global Holdings Corp. Class A * 49,126 976,134
76,741,805
Utilities - 3.2%
spacing
ALLETE, Inc. 15,334 1,018,178
Ameresco, Inc. Class A * 8,427 282,979
American States Water Co. 10,245 751,163
Avista Corp. 21,698 820,401
Black Hills Corp. 19,027 1,171,873
Brookfield Infrastructure Corp.
Class A †(Canada)  31,785 1,306,999
California Water Service Group 15,460 709,459
Chesapeake Utilities Corp. 5,918 797,096
Consolidated Water Co. Ltd. 3,900 137,592
Genie Energy Ltd. Class B  5,653 84,512
Global Water Resources, Inc. 2,358 24,287
H2O America 8,234 400,996
Hawaiian Electric Industries, Inc. * 45,071 497,584
MGE Energy, Inc. 9,830 827,489
Middlesex Water Co. 4,557 246,625
New Jersey Resources Corp. 26,505 1,276,216
Northwest Natural Holding Co. 10,912 490,276
Northwestern Energy Group, Inc. 16,193 949,072
Oklo, Inc. * 28,569 3,189,158
ONE Gas, Inc. 15,770 1,276,424
Ormat Technologies, Inc. 16,029 1,542,791
Otter Tail Corp. 10,334 847,078
Portland General Electric Co. 29,302 1,289,288
RGC Resources, Inc. 2,124 47,663
Southwest Gas Holdings, Inc. 17,164 1,344,628
Spire, Inc. 15,446 1,259,158
TXNM Energy, Inc. 25,406 1,436,709
Unitil Corp. 4,071 194,838
York Water Co. 3,296 100,264
24,320,796
Total Common Stocks
    (Cost $580,057,081) 744,561,582
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $580,066,362) 744,581,823
SECURITIES LENDING COLLATERAL - 9.0%
Mutual Funds - 2.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 15,868,568 15,868,568

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $16,637 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 6.9%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$26,961,805; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $27,501,041) $ 26,958,644 $ 26,958,644
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$24,561,283; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$25,028,726) 24,521,327 24,521,327
51,479,971
Total Securities Lending Collateral
(Cost $67,348,539) 67,348,539
a
TOTAL INVESTMENTS - 108.3%
(Cost $647,414,901) 811,930,362
DERIVATIVES - 0.0% 55,653
OTHER ASSETS & LIABILITIES, NET - (8.3%) (61,941,494)
NET ASSETS - 100.0% $ 750,044,521
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 12/25 46 $ 5,591,997 $ 5,647,650 $ 55,653

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 45.0%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 349,044
6.665% due 07/15/27  26,000 26,689
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 261,000 265,269
5.338% due 04/04/27 ~ 290,000 294,611
Mosaic Co.
4.050% due 11/15/27  310,000 309,203
1,244,816
Communications - 1.0%
AT&T, Inc.
2.950% due 07/15/26  60,000 59,459
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  360,000 354,505
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,470
4.620% due 07/16/28 ~ 500,000 505,025
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,090
Sprint Capital Corp.
6.875% due 11/15/28  280,000 301,236
Sprint LLC
7.625% due 03/01/26  225,000 225,508
T-Mobile USA, Inc.
2.625% due 04/15/26  375,000 372,007
2,078,300
Consumer, Cyclical - 2.6%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 218,000 218,079
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 300,000 300,624
5.202% (SOFR + 0.870%)
due 07/09/27 § 300,000 301,362
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,654
5.050% due 07/15/26  300,000 302,324
5.125% due 06/15/30  515,000 531,772
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 150,000 152,178
Ford Motor Credit Co. LLC
5.800% due 03/05/27  400,000 404,166
5.850% due 05/17/27  500,000 506,364
6.950% due 06/10/26  200,000 202,633
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 294,416
2.350% due 02/26/27  300,000 292,341
4.350% due 01/17/27  300,000 300,419
5.000% due 04/09/27  400,000 403,815
5.400% due 05/08/27  470,000 478,178
6.000% due 01/09/28  80,000 82,876
Hyundai Capital America
2.750% due 09/27/26 ~ 260,000 256,274
5.650% due 06/26/26 ~ 80,000 80,761
Ross Stores, Inc.
0.875% due 04/15/26  60,000 58,920
5,227,156
a
Principal
Amount Value
Consumer, Non-Cyclical - 3.5%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  $ 360,000 $ 357,348
4.700% due 04/02/27  690,000 694,825
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  380,000 375,457
5.931% due 02/02/29  290,000 304,706
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 200,000 199,329
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 250,000 254,408
Centene Corp.
4.250% due 12/15/27  360,000 353,814
Cigna Group
3.400% due 03/01/27  380,000 376,511
CVS Health Corp.
1.300% due 08/21/27  750,000 710,722
2.875% due 06/01/26  160,000 158,550
6.250% due 06/01/27  660,000 681,083
HCA, Inc.
3.125% due 03/15/27  260,000 256,464
4.500% due 02/15/27  280,000 280,587
5.200% due 06/01/28  680,000 696,539
Humana, Inc.
1.350% due 02/03/27  20,000 19,256
3.950% due 03/15/27  300,000 299,146
Imperial Brands Finance PLC (United Kingdom)
6.125% due 07/27/27 ~ 390,000 402,575
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 150,000 152,556
Mars, Inc.
4.600% due 03/01/28 ~ 204,000 206,538
Philip Morris International, Inc.
4.125% due 04/28/28  250,000 250,520
7,030,934
Energy - 3.7%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 258,393
5.000% due 12/15/29 ~ 511,000 522,608
DCP Midstream Operating LP
5.625% due 07/15/27  564,000 576,283
Diamondback Energy, Inc.
5.200% due 04/18/27  360,000 365,322
Enbridge, Inc. (Canada)
5.300% due 04/05/29  660,000 681,709
5.900% due 11/15/26  690,000 702,311
Energy Transfer LP
6.050% due 12/01/26  60,000 61,137
EQT Corp.
3.125% due 05/15/26 ~ 380,000 376,594
3.900% due 10/01/27  269,000 267,325
Hess Corp.
4.300% due 04/01/27  380,000 381,417
MPLX LP
4.250% due 12/01/27  300,000 300,391
Northwest Pipeline LLC
4.000% due 04/01/27  80,000 79,847
Occidental Petroleum Corp.
5.000% due 08/01/27  300,000 303,506
ONEOK, Inc.
4.000% due 07/13/27  500,000 498,604
4.250% due 09/24/27  690,000 691,046

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  $ 516,000 $ 498,359
4.500% due 12/15/26  300,000 300,611
Western Midstream Operating LP
4.650% due 07/01/26  80,000 80,083
Williams Cos., Inc.
4.900% due 03/15/29  290,000 295,469
5.400% due 03/02/26  300,000 301,384
7,542,399
Financial - 28.6%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 611,743
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
due 11/15/30 # 150,000 149,329
1.750% due 01/30/26  150,000 148,795
3.650% due 07/21/27  400,000 396,519
4.625% due 10/15/27  500,000 503,918
6.100% due 01/15/27  390,000 398,496
6.450% due 04/15/27  450,000 464,315
American Express Co.
5.098% due 02/16/28  340,000 344,603
5.389% due 07/28/27  300,000 302,928
American Tower Corp.
3.375% due 10/15/26  260,000 258,183
3.600% due 01/15/28  700,000 691,598
3.650% due 03/15/27  200,000 198,594
Aon North America, Inc.
5.125% due 03/01/27  300,000 304,294
5.150% due 03/01/29  190,000 195,572
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 196,000 194,019
5.450% due 09/09/28 ~ 357,000 359,879
5.700% due 03/15/28  360,000 365,123
Arthur J Gallagher & Co.
4.600% due 12/15/27  166,000 167,698
Athene Global Funding
1.608% due 06/29/26 ~ 300,000 294,477
4.950% due 01/07/27 ~ 400,000 403,589
5.516% due 03/25/27 ~ 670,000 682,490
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,983
4.950% due 01/15/28 ~ 574,000 579,966
6.375% due 05/04/28 ~ 660,000 688,646
Bank of America Corp.
3.824% due 01/20/28  700,000 696,859
4.948% due 07/22/28  685,000 694,970
5.202% due 04/25/29  670,000 686,874
5.819% due 09/15/29  240,000 251,026
5.933% due 09/15/27  560,000 569,382
Bank of Montreal (Canada)
4.567% due 09/10/27  700,000 702,533
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  420,000 422,358
4.936% (SOFR + 0.760%)
due 09/15/28 § 290,000 290,238
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 195,575
4.837% due 09/10/28  400,000 404,180
5.501% due 08/09/28  590,000 602,804
5.674% due 03/12/28  490,000 499,616
5.829% due 05/09/27  700,000 706,270
a
Principal
Amount Value
Blackstone Private Credit Fund
3.250% due 03/15/27  $ 60,000 $ 58,879
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 300,000 294,056
4.792% due 05/09/29 ~ 690,000 696,612
Brown & Brown, Inc.
4.600% due 12/23/26  90,000 90,503
4.700% due 06/23/28  50,000 50,504
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  590,000 599,321
Capital One Financial Corp.
1.878% due 11/02/27  260,000 253,365
7.149% due 10/29/27  670,000 690,171
Citigroup, Inc.
1.122% due 01/28/27  380,000 376,104
1.462% due 06/09/27  280,000 274,737
3.070% due 02/24/28  710,000 699,226
5.174% due 02/13/30  290,000 297,532
Citizens Bank NA
4.575% due 08/09/28  400,000 402,530
Corebridge Financial, Inc.
3.650% due 04/05/27  700,000 694,278
Corebridge Global Funding
5.750% due 07/02/26 ~ 360,000 364,378
Crown Castle, Inc.
1.050% due 07/15/26  300,000 292,602
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~ 680,000 680,795
5.427% due 03/01/28 ~ 700,000 712,160
Deutsche Bank AG (Germany)
2.552% due 01/07/28  300,000 293,473
5.373% due 01/10/29  690,000 704,945
5.706% due 02/08/28  450,000 458,240
7.146% due 07/13/27  670,000 684,400
Equitable America Global Funding
4.650% due 06/09/28 ~ 310,000 313,842
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 58,744
1.400% due 08/27/27 ~ 60,000 57,111
4.875% due 11/19/27 ~ 670,000 680,390
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 391,000 406,238
Goldman Sachs Bank USA
5.283% due 03/18/27  360,000 361,682
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 253,913
2.640% due 02/24/28  430,000 421,035
3.691% due 06/05/28  620,000 615,592
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 553,000 550,262
5.300% due 06/05/27 ~ 120,000 120,702
5.450% due 01/14/28  250,000 252,324
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  330,000 337,006
5.887% due 08/14/27  690,000 699,374
7.390% due 11/03/28  650,000 690,414
Huntington Bancshares, Inc.
4.443% due 08/04/28  630,000 632,936
Huntington National Bank
5.048% (SOFR + 0.720%)
due 04/12/28 § 250,000 249,586
ING Groep NV (Netherlands)
4.858% due 03/25/29  200,000 202,704

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Jackson Financial, Inc.
5.170% due 06/08/27  $ 690,000 $ 698,768
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 237,000 239,075
5.298% (SOFR + 0.970%)
due 01/14/28 ~ § 300,000 301,226
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 77,991
1.578% due 04/22/27  710,000 699,917
2.069% due 06/01/29  370,000 351,156
2.182% due 06/01/28  710,000 688,359
5.012% due 01/23/30  670,000 686,492
6.087% due 10/23/29  650,000 686,073
Lloyds Banking Group PLC (United Kingdom)
5.245% (SOFR + 1.060%)
due 06/13/29 § 300,000 301,285
5.462% due 01/05/28  590,000 598,936
5.871% due 03/06/29  570,000 591,504
LPL Holdings, Inc.
4.900% due 04/03/28  288,000 291,183
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  600,000 587,883
5.414% due 09/13/28  690,000 706,857
Morgan Stanley
3.591% due 07/22/28 § 580,000 573,994
3.772% due 01/24/29  700,000 694,008
5.173% due 01/16/30  680,000 699,029
5.656% due 04/18/30  660,000 689,346
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 196,264
3.073% due 05/22/28  550,000 540,457
5.333% (SOFR + 1.100%)
due 05/23/29 § 280,000 281,268
5.516% due 09/30/28  300,000 307,597
5.583% due 03/01/28  530,000 540,045
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 300,000 306,780
PNC Financial Services Group, Inc.
5.102% due 07/23/27  700,000 704,781
5.300% due 01/21/28  460,000 466,902
6.615% due 10/20/27  670,000 686,465
RGA Global Funding
4.350% due 08/25/28 ~ 600,000 600,976
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 510,000 518,936
Societe Generale SA (France)
5.249% due 05/22/29 ~ 260,000 264,414
5.500% due 04/13/29 ~ 490,000 500,466
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 300,566
4.568% due 12/17/26  109,000 109,626
Truist Financial Corp.
1.125% due 08/03/27  300,000 284,619
1.267% due 03/02/27  54,000 53,334
4.873% due 01/26/29  590,000 598,958
5.435% due 01/24/30  570,000 589,896
6.047% due 06/08/27  430,000 435,053
U.S. Bancorp
5.384% due 01/23/30  380,000 392,969
6.787% due 10/26/27  650,000 667,491
U.S. Bank NA
5.161% (SOFR + 0.910%)
due 05/15/28 § 350,000 351,487
a
Principal
Amount Value
UBS AG (Switzerland)
5.000% due 07/09/27  $ 300,000 $ 305,122
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 197,999
1.494% due 08/10/27 ~ 250,000 244,142
4.703% due 08/05/27 ~ 500,000 501,719
6.442% due 08/11/28 ~ 500,000 519,614
VICI Properties LP
4.750% due 02/15/28  600,000 605,167
4.750% due 04/01/28  15,000 15,164
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 500,000 498,253
Wells Fargo & Co.
2.393% due 06/02/28  700,000 680,608
3.196% due 06/17/27  620,000 615,688
3.526% due 03/24/28  700,000 693,843
4.900% due 01/24/28  203,000 204,891
5.707% due 04/22/28  80,000 81,879
6.303% due 10/23/29  630,000 667,412
Western Union Co.
1.350% due 03/15/26  60,000 59,150
57,852,191
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 83,000 83,532
Boeing Co.
2.196% due 02/04/26  300,000 297,766
2.700% due 02/01/27  720,000 705,590
5.040% due 05/01/27  330,000 333,648
6.259% due 05/01/27  70,000 72,052
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 352,375
4.500% due 10/08/27  690,000 694,553
Ingersoll Rand, Inc.
5.197% due 06/15/27  360,000 366,217
2,905,733
Technology - 1.3%
Broadcom, Inc.
4.150% due 02/15/28  40,000 40,113
4.200% due 10/15/30  142,000 141,794
5.050% due 07/12/27  340,000 345,937
Dell International LLC/EMC Corp.
due 02/15/29 # 89,000 88,807
4.750% due 04/01/28  150,000 152,236
4.900% due 10/01/26  640,000 643,723
Micron Technology, Inc.
5.327% due 02/06/29  390,000 401,933
6.750% due 11/01/29  90,000 97,857
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  66,000 66,109
VMware LLC
1.400% due 08/15/26  340,000 332,523
1.800% due 08/15/28  320,000 300,312
2,611,344
Utilities - 2.3%
AES Corp.
1.375% due 01/15/26  60,000 59,452
5.450% due 06/01/28  670,000 686,385
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,656

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ $ 200,000 $ 196,545
Dominion Energy, Inc.
2.850% due 08/15/26  60,000 59,386
DTE Energy Co.
4.875% due 06/01/28  365,000 371,421
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ 410,000 402,624
4.125% due 09/30/28 ~ 200,000 199,513
Exelon Corp.
2.750% due 03/15/27  360,000 353,063
5.150% due 03/15/29  190,000 195,528
FirstEnergy Corp.
3.900% due 07/15/27  300,000 298,234
FirstEnergy Transmission LLC
4.550% due 01/15/30  200,000 201,419
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  133,000 134,472
NiSource, Inc.
5.250% due 03/30/28  360,000 369,580
Pacific Gas & Electric Co.
2.100% due 08/01/27  300,000 288,447
5.450% due 06/15/27  300,000 305,168
Pinnacle West Capital Corp.
4.900% due 05/15/28  40,000 40,657
Southern Co.
5.500% due 03/15/29  40,000 41,610
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 318,000 320,066
4,583,226
Total Corporate Bonds & Notes
    (Cost $90,597,802) 91,076,099
MORTGAGE-BACKED SECURITIES - 2.6%
Collateralized Mortgage Obligations - Commercial - 2.5%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § 190,000 191,265
Benchmark Mortgage Trust
3.042% due 08/15/52  162,308 158,933
BLP Commercial Mortgage Trust
5.492% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,157
BX Commercial Mortgage Trust
4.935% (SOFR + 0.784%)
due 06/15/38 ~ § 205,157 205,060
5.443% (SOFR + 1.293%)
due 12/15/39 ~ § 191,955 192,659
5.542% (SOFR + 1.392%)
due 03/15/41 ~ § 236,011 236,415
5.592% (SOFR + 1.442%)
due 02/15/39 ~ § 95,588 95,782
5.594% (SOFR + 1.443%)
due 04/15/40 ~ § 134,775 135,214
5.912% (SOFR + 1.761%)
due 12/09/40 ~ § 157,522 157,918
BX Trust
4.900% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,864
5.294% (SOFR + 1.144%)
due 03/15/30 ~ § 30,880 30,848
a
Principal
Amount Value
5.300% (SOFR + 1.150%)
due 02/15/35 ~ § $ 173,000 $ 172,827
5.544% (SOFR + 1.393%)
due 03/15/30 ~ § 28,887 28,856
5.592% (SOFR + 1.442%)
due 04/15/41 ~ § 207,609 208,364
5.641% (SOFR + 1.491%)
due 04/15/37 ~ § 70,889 70,973
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,748
ELP Commercial Mortgage Trust
4.966% (SOFR + 0.815%)
due 11/15/38 ~ § 344,133 343,896
Extended Stay America Trust
due 10/15/42 # ~ § 605,000 605,378
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 126,491 126,590
GS Mortgage Securities Trust
4.106% due 07/10/51 § 86,623 86,298
HAVN Trust
due 10/15/27 # ~ § 15,000 15,019
Hilton USA Trust
4.333% due 11/05/38 ~ § 100,000 99,408
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  72,708 72,316
Morgan Stanley Capital I Trust
1.925% due 07/15/53  292,014 274,424
SREIT Trust
4.995% (SOFR + 0.845%)
due 11/15/38 ~ § 167,768 167,654
5.344% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,835
TCO Commercial Mortgage Trust
5.393% (SOFR + 1.243%)
due 12/15/39 ~ § 200,000 200,481
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  306,242 303,136
3.063% due 12/15/52  48,923 47,948
3.615% due 12/15/49  199,663 198,803
3.933% due 03/15/52  238,789 237,399
5.270% due 03/15/38 ~ § 100,000 100,456
5,142,924
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 75,712 74,181
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 65,361 63,863
138,044
Total Mortgage-Backed Securities
    (Cost $5,249,513) 5,280,968
ASSET-BACKED SECURITIES - 13.3%
Automobile Other - 1.2%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 100,000 99,873
Exeter Automobile Receivables Trust
4.400% due 05/15/30  160,000 160,718
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  75,000 75,686

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ $ 100,000 $ 100,787
4.910% due 03/15/30 ~ 145,000 146,814
5.122% (SOFR + 0.750%)
due 03/15/29 ~ § 125,000 125,175
5.522% (SOFR + 1.150%)
due 06/15/28 ~ § 494,000 496,627
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  195,000 196,930
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 201,832 203,641
5.038% due 07/25/31 ~ 17,719 17,893
5.121% due 12/29/32 ~ 146,006 147,191
5.185% due 07/25/31 ~ 81,508 82,269
Volkswagen Auto Lease Trust
4.010% due 01/22/29  645,000 646,273
2,499,877
Automobile Sequential - 5.5%
ARI Fleet Lease Trust
4.590% due 03/15/34 ~ 190,000 191,250
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 125,000 124,760
4.770% due 02/20/29 ~ 500,000 506,577
4.800% due 08/20/29 ~ 100,000 101,419
BMW Vehicle Lease Trust
4.430% due 06/26/28  419,000 422,418
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  45,000 45,382
CarMax Auto Owner Trust
4.840% due 01/15/30  10,000 10,158
Carvana Auto Receivables Trust
4.040% due 11/11/30  235,000 234,700
4.550% due 08/12/30  145,000 146,421
4.640% due 01/10/30  195,000 196,376
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 690,000 697,580
4.510% due 02/22/28 ~ 247,000 248,371
4.820% due 02/20/29 ~ 145,000 147,406
5.060% due 03/20/31 ~ 150,000 153,426
5.160% due 09/20/30 ~ 650,000 662,778
Ford Credit Auto Owner Trust
4.450% due 10/15/29  290,000 293,066
4.610% due 08/15/29  25,000 25,304
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  650,000 659,936
5.122% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 426,261
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  380,000 383,560
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  504,404 508,603
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 650,000 633,166
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 344,000 349,184
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  300,000 303,446
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 630,000 637,352
Hyundai Auto Receivables Trust
4.360% due 12/17/29  270,000 272,724
a
Principal
Amount Value
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  $ 5,000 $ 5,069
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  190,000 191,582
4.740% due 01/16/29  60,000 60,279
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 175,000 176,561
4.750% due 07/22/30 ~ 280,000 283,399
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 520,000 520,945
USB Auto Owner Trust
4.490% due 06/17/30 ~ 70,000 70,744
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,450
Wheels Fleet Lease Funding 1 LLC
4.410% due 05/18/40 ~ 300,000 301,883
4.570% due 01/18/40 ~ 690,000 696,116
World Omni Auto Receivables Trust
4.730% due 03/15/30  165,000 167,035
World Omni Select Auto Trust
4.080% due 08/15/31  40,000 39,958
11,016,645
Credit Card Bullet - 0.8%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,611
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 400,000 405,073
5.530% due 05/15/29 ~ 260,000 263,032
WF Card Issuance Trust
4.340% due 05/15/30  660,000 667,585
1,518,301
Other Asset-Backed Securities - 5.8%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 62,979 63,116
5.220% due 12/17/29 ~ 24,032 24,056
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 125,000 126,243
Bain Capital Credit CLO Ltd. (Cayman)
5.335% (SOFR + 1.150%)
due 04/20/34 ~ § 290,000 290,541
5.482% (SOFR + 1.150%)
due 04/22/35 ~ § 250,000 250,500
Barings CLO Ltd. (Cayman)
5.465% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 500,498
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 368,423 370,594
Buckhorn Park CLO Ltd. (Cayman)
5.399% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,278
Cedar Funding VI CLO Ltd. (Cayman)
5.637% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,247
Dext ABS LLC
4.590% due 08/16/27 ~ 100,000 100,215
4.770% due 08/15/35 ~ 600,000 606,460
DLLAA LLC
4.950% due 09/20/29 ~ 735,000 749,626
Dllad LLC
5.300% due 07/20/29 ~ 633,000 646,965
Dryden 68 CLO Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,278

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
Flatiron CLO 19 Ltd. (Cayman)
5.365% (SOFR + 1.180%)
due 11/16/34 ~ § $ 240,461 $ 240,819
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 250,000 250,220
Flatiron CLO 28 Ltd. (Cayman)
5.333% (SOFR + 1.080%)
due 07/15/36 ~ § 250,000 250,996
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 99,776 100,181
Hartwick Park CLO Ltd. (Jersey)
5.485% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,276
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 300,000 302,341
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 250,000 250,000
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 680,000 690,590
5.260% due 11/15/28 ~ 150,000 152,892
M&T Equipment Notes
4.700% due 12/16/27 ~ 100,000 100,751
Madison Park Funding XLV Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,375
Madison Park Funding XXVII Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 04/20/38 ~ § 300,000 300,311
Marlette Funding Trust
4.750% due 07/16/35 ~ 78,839 78,979
4.950% due 07/16/35 ~ 250,000 251,218
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 250,000 250,304
Oportun Issuance Trust
4.490% due 07/08/33 ~ 241,000 242,098
4.880% due 05/09/33 ~ 130,000 130,930
Palmer Square Loan Funding Ltd. (Cayman)
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 290,000 290,010
5.418% (SOFR + 1.100%)
due 04/15/31 ~ § 106,828 106,944
5.718% (SOFR + 1.400%)
due 04/15/31 ~ § 563,000 564,125
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 50,000 50,402
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ 250,000 250,659
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,839
RCKT Trust
4.900% due 07/25/34 ~ 82,650 82,853
a
Principal
Amount Value
Reach ABS Trust
4.930% due 08/18/32 ~ $ 89,576 $ 89,957
Sixth Street CLO XIX Ltd. (Cayman)
5.284% (SOFR + 1.000%)
due 07/17/38 ~ § 300,000 300,319
SoFi Consumer Loan Program Trust
4.470% due 08/15/34 ~ 100,000 100,232
Upstart Securitization Trust
4.600% due 09/20/35 ~ 300,000 300,328
Valley Stream Park CLO Ltd. (Jersey)
5.515% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 251,100
Verdant Receivables LLC
4.850% due 03/13/28 ~ 100,000 100,579
Verizon Master Trust
4.620% due 11/20/30  250,000 253,435
4.710% due 01/21/31  230,000 234,108
Voya CLO Ltd. (Cayman)
5.325% (SOFR + 1.000%)
due 01/20/38 ~ § 232,143 232,355
11,781,143
Total Asset-Backed Securities
    (Cost $26,691,469) 26,815,966
U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Notes - 9.8%
3.500% due 09/30/26 ‡ 9,882,200 9,862,312
4.250% due 03/15/27  9,909,100 9,990,773
19,853,085
Total U.S. Treasury Obligations
    (Cost $19,797,071) 19,853,085
SHORT-TERM INVESTMENTS - 22.9%
U.S. Treasury Bills - 22.9%
3.950% due 12/26/25 ‡ 17,956,400 17,791,372
4.035% due 10/28/25 ‡ 28,620,600 28,533,888
46,325,260
Total Short-Term Investments
(Cost $46,322,640) 46,325,260
TOTAL INVESTMENTS - 93.6%
(Cost $188,658,495) 189,351,378
DERIVATIVES - 1.0% 2,040,940
OTHER ASSETS & LIABILITIES, NET - 5.4% 10,834,035
NET ASSETS - 100.0% $ 202,226,353
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 12/25 42 $ 5,091,252 $ 5,156,550 $ 65,298

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of September 30, 2025, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/25 183 $ 38,104,944 $ 38,136,914 ( $ 31,970 )
CBOT 5 Year U.S. Treasury Notes 12/25 34 3,706,499 3,712,641 (6,142)
( $ 38,112 )
Total Futures Contracts $ 27,186
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Total Return Index SOFR + 0.890% S JPM 11/17/25 $ 48,378,620 $ 563,482 $ – $ 563,482
Russell 2000 Value Total Return Index SOFR + 0.370% S GSC 01/15/26 16,254,978 94,699 – 94,699
Russell 2000 Value Total Return Index SOFR + 0.620% S JPM 01/15/26 9,852,835 (7,878) – (7,878)
Russell 2000 Growth Total Return Index SOFR + 0.550% S SGN 01/15/26 5,765,261 100,700 – 100,700
Russell 2000 Total Return Index SOFR + 0.440% S MSC 04/15/26 27,840,031 329,482 – 329,482
Russell 2000 Total Return Index SOFR + 0.535% S BOA 07/15/26 38,855,374 405,721 – 405,721
Russell 2000 Total Return Index SOFR + 0.540% S GSC 07/15/26 20,928,681 266,992 – 266,992
Russell 2000 Total Return Index SOFR + 0.515% S BOA 10/15/26 58,289,645 608,813 – 608,813
$ 2,362,011 $ – $ 2,362,011
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Growth Total Return Index SOFR + 0.630% S BOA 01/15/26 $ 8,992,146 ( $ 26,296 ) $ – ( $ 26,296 )
Russell 2000 Value Total Return Index SOFR + 0.190% S GSC 01/15/26 5,760,536 (33,267) – (33,267)
Russell 2000 Growth Total Return Index SOFR + 0.350% S SGN 01/15/26 16,563,312 (288,694) – (288,694)
( $ 348,257 ) $ – ( $ 348,257 )
Total Return Swaps $ 2,013,754 $ – $ 2,013,754
Total Swap Agreements $ 2,013,754 $ – $ 2,013,754

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Communications - 0.0%
Gen Digital, Inc. , Exp 04/17/27 * 1,685 $ 11,744
Total Rights
    (Cost $6,571) 11,744
COMMON STOCKS - 99.7%
Basic Materials - 4.4%
spacing
AdvanSix, Inc. 16,428 318,375
Cabot Corp. 28,683 2,181,342
Caledonia Mining Corp. PLC (South Africa)  4,029 145,890
Century Aluminum Co. * 22,640 664,710
Commercial Metals Co. 58,625 3,358,040
Compass Minerals International, Inc. * 24,178 464,218
Ferroglobe PLC 18,906 86,022
FMC Corp. 26,164 879,895
Intrepid Potash, Inc. * 2,307 70,548
Kaiser Aluminum Corp. 9,325 719,517
Koppers Holdings, Inc. 2,035 56,980
Mativ Holdings, Inc. 42,369 479,193
Mercer International, Inc. (Germany)  25,232 72,668
Minerals Technologies, Inc. 2,710 168,345
NewMarket Corp. 3,519 2,914,471
Oil-Dri Corp. of America 7,306 445,958
Orion SA (Germany)  33,177 251,482
Rayonier Advanced Materials, Inc. * 53,875 388,978
Stepan Co. 12,151 579,603
Sylvamo Corp. 19,838 877,236
Tronox Holdings PLC 38,626 155,277
15,278,748
Communications - 3.3%
spacing
AMC Networks, Inc. Class A * 8,726 71,902
Array Digital Infrastructure, Inc. 8,721 436,137
ATN International, Inc. 2,646 39,611
Aviat Networks, Inc. * 2,729 62,576
Cable One, Inc. 2,852 504,947
Cars.com, Inc. * 9,576 117,019
EchoStar Corp. Class A * 5,299 404,632
ePlus, Inc. 15,091 1,071,612
Gambling.com Group Ltd. * (Malta)  2,422 19,812
Globalstar, Inc. * 9,572 348,325
Iridium Communications, Inc. 49,355 861,738
Lands' End, Inc. * 5,026 70,867
Liberty Global Ltd. Class A * (Belgium)  47,986 549,920
Liberty Global Ltd. Class C * (Belgium)  35,800 420,650
NETGEAR, Inc. * 1,896 61,411
Opendoor Technologies, Inc. †* 21,388 170,462
Scholastic Corp. 12,172 333,269
Shenandoah Telecommunications Co. 12,432 166,837
Telephone & Data Systems, Inc. 55,826 2,190,612
Upwork, Inc. * 38,477 714,518
Viasat, Inc. * 84,728 2,482,530
Yelp, Inc. * 15,778 492,274
11,591,661
Consumer, Cyclical - 23.0%
spacing
Abercrombie & Fitch Co. Class A * 22,937 1,962,260
Academy Sports & Outdoors, Inc. 35,500 1,775,710
Advance Auto Parts, Inc. † 31,147 1,912,426
a Shares Value
Alaska Air Group, Inc. * 72,212 $ 3,594,713
Allegiant Travel Co. * 9,353 568,382
American Axle & Manufacturing Holdings, Inc. * 77,723 467,115
American Eagle Outfitters, Inc. 95,112 1,627,366
Asbury Automotive Group, Inc. * 4,096 1,001,267
BJ's Restaurants, Inc. * 11,426 348,836
Blue Bird Corp. * 15,329 882,184
BlueLinx Holdings, Inc. * 1,273 93,031
Brunswick Corp. 20,833 1,317,479
Buckle, Inc. 17,344 1,017,399
Build-A-Bear Workshop, Inc. † 7,113 463,839
Caleres, Inc. 22,511 293,543
Carter's, Inc. † 21,057 594,229
Cheesecake Factory, Inc. 26,136 1,428,071
Clarus Corp. 5,690 19,915
Columbia Sportswear Co. 14,652 766,300
Cracker Barrel Old Country Store, Inc. † 11,762 518,234
Crocs, Inc. * 20,137 1,682,446
Daktronics, Inc. * 28,918 604,965
Dana, Inc. 91,229 1,828,229
Dick's Sporting Goods, Inc. 1,352 300,441
Douglas Dynamics, Inc. 4,868 152,174
Ethan Allen Interiors, Inc. 14,803 436,096
Five Below, Inc. * 28,392 4,392,242
Flexsteel Industries, Inc. 2,986 138,401
Forestar Group, Inc. * 12,107 321,925
G-III Apparel Group Ltd. * 21,207 564,318
Gentex Corp. 56,844 1,608,685
Gentherm, Inc. * 9,913 337,637
Global Industrial Co. 466 17,088
Goodyear Tire & Rubber Co. * 236,358 1,767,958
Guess?, Inc. 4,088 68,311
Hamilton Beach Brands Holding Co. Class A  2,809 40,365
Harley-Davidson, Inc. 56,565 1,578,164
Haverty Furniture Cos., Inc. 5,136 112,633
HNI Corp. 6,714 314,551
Hovnanian Enterprises, Inc. Class A * 1,614 207,383
Hudson Technologies, Inc. * 9,260 91,952
Interface, Inc. 35,789 1,035,734
JAKKS Pacific, Inc. 612 11,463
Kewaunee Scientific Corp. * 1,623 69,221
Kohl's Corp. † 71,516 1,099,201
La-Z-Boy, Inc. 22,188 761,492
LCI Industries 13,303 1,239,174
Lear Corp. 30,508 3,069,410
Lifetime Brands, Inc. 6,122 23,692
Macy's, Inc. 162,565 2,914,790
Malibu Boats, Inc. Class A * 12,005 389,562
Marcus Corp. 16,459 255,279
MasterCraft Boat Holdings, Inc. * 7,293 156,508
Methode Electronics, Inc. 5,991 45,232
Monarch Casino & Resort, Inc. 7,572 801,421
Motorcar Parts of America, Inc. * 4,371 72,296
Movado Group, Inc. 8,690 164,849
MRC Global, Inc. * 47,637 686,926
Nu Skin Enterprises, Inc. Class A  22,510 274,397
ODP Corp. * 13,021 362,635
Oxford Industries, Inc. 9,369 379,819
PC Connection, Inc. 3,113 192,975
Phinia, Inc. 23,000 1,322,040
Polaris, Inc. 20,091 1,167,890
Potbelly Corp. * 12,166 207,309
PriceSmart, Inc. 14,090 1,707,567
PVH Corp. 25,685 2,151,632

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
RCI Hospitality Holdings, Inc. 5,957 $ 181,748
REV Group, Inc. 28,993 1,643,033
Rocky Brands, Inc. 1,734 51,656
Rush Enterprises, Inc. Class A  15,229 814,295
Rush Enterprises, Inc. Class B  936 53,745
Sally Beauty Holdings, Inc. * 39,346 640,553
ScanSource, Inc. * 6,963 306,302
Shoe Carnival, Inc. 12,865 267,463
Signet Jewelers Ltd. (NYSE) 24,716 2,370,759
SkyWest, Inc. * 23,479 2,362,457
Steelcase, Inc. Class A  52,691 906,285
Strattec Security Corp. * 874 59,484
Sun Country Airlines Holdings, Inc. * 36,529 431,408
Super Group SGHC Ltd. (Guernsey)  89,259 1,178,219
Superior Group of Cos., Inc. 5,735 61,479
Thor Industries, Inc. 25,648 2,659,441
Tile Shop Holdings, Inc. * 9,703 58,703
Titan International, Inc. * 12,061 91,181
Titan Machinery, Inc. * 6,705 112,242
Topgolf Callaway Brands Corp. * 38,370 364,515
Tri Pointe Homes, Inc. * 34,379 1,167,855
Universal Electronics, Inc. * 3,090 14,399
Urban Outfitters, Inc. * 41,139 2,938,559
Vera Bradley, Inc. * 5,609 11,274
Virco Mfg. Corp. 6,537 50,662
Visteon Corp. 15,624 1,872,693
YETI Holdings, Inc. * 43,313 1,437,125
79,888,312
Consumer, Non-Cyclical - 9.6%
spacing
ACADIA Pharmaceuticals, Inc. * 5,463 116,580
ACCO Brands Corp. 66,145 263,919
Acme United Corp. 1,232 50,734
Alkermes PLC * 85,553 2,566,590
American Public Education, Inc. * 9,796 386,648
Amphastar Pharmaceuticals, Inc. * 4,168 111,077
Bioventus, Inc. Class A * 3,329 22,271
Boston Beer Co., Inc. Class A * 188 39,747
Brookdale Senior Living, Inc. * 73,202 620,021
Cal-Maine Foods, Inc. 24,545 2,309,685
Catalyst Pharmaceuticals, Inc. * 38,831 764,971
Central Garden & Pet Co. * 3,627 118,422
Central Garden & Pet Co. Class A * 31,594 932,971
Clarivate PLC * 149,458 572,424
Cross Country Healthcare, Inc. * 3,120 44,304
Dole PLC 41,206 553,809
Emergent BioSolutions, Inc. * 39,693 350,092
Ennis, Inc. 10,980 200,714
Fresh Del Monte Produce, Inc. 21,252 737,869
Green Dot Corp. Class A * 29,137 391,310
Harmony Biosciences Holdings, Inc. * 24,637 678,996
Healthcare Services Group, Inc. * 42,051 707,718
Heidrick & Struggles International, Inc. 7,157 356,204
Ingles Markets, Inc. Class A  8,398 584,165
Innoviva, Inc. * 35,904 655,248
Joint Corp. * 3,721 35,498
Lantheus Holdings, Inc. * 31,365 1,608,711
Lincoln Educational Services Corp. * 12,384 291,024
LivaNova PLC * 13,038 682,930
Natural Grocers by Vitamin Cottage, Inc. 9,792 391,680
Nature's Sunshine Products, Inc. * 4,719 73,239
Novocure Ltd. * 30,596 395,300
NPK International, Inc. * 17,535 198,321
Oscar Health, Inc. Class A * 91,304 1,728,385
a Shares Value
Pacira BioSciences, Inc. * 30,258 $ 779,749
Payoneer Global, Inc. * 119,938 725,625
Perdoceo Education Corp. 35,881 1,351,278
Premier, Inc. Class A  49,592 1,378,658
Puma Biotechnology, Inc. * 15,714 83,441
QuidelOrtho Corp. * 34,861 1,026,656
Seaboard Corp. 106 386,582
Seneca Foods Corp. Class A * 1,847 199,365
SIGA Technologies, Inc. 8,273 75,698
Stride, Inc. †* 19,134 2,849,818
Supernus Pharmaceuticals, Inc. * 15,454 738,547
Target Hospitality Corp. * 16,369 138,809
TrueBlue, Inc. * 5,446 33,384
United Natural Foods, Inc. * 39,543 1,487,608
Universal Technical Institute, Inc. * 33,044 1,075,582
Upbound Group, Inc. 9,365 221,295
USANA Health Sciences, Inc. * 5,719 157,558
Village Super Market, Inc. Class A  5,567 207,983
Weis Markets, Inc. 10,655 765,775
Zimvie, Inc. * 1,717 32,520
33,257,508
Energy - 14.9%
spacing
Alpha Metallurgical Resources, Inc. * 4,090 671,128
Amplify Energy Corp. * 29,324 153,951
Archrock, Inc. 106,144 2,792,649
Aris Water Solutions, Inc. Class A  8,399 207,119
Atlas Energy Solutions, Inc. 17,569 199,760
Berry Corp. 40,224 152,047
Bristow Group, Inc. * 14,339 517,351
California Resources Corp. 53,323 2,835,717
Civeo Corp. 6,972 160,356
Civitas Resources, Inc. † 66,323 2,155,497
CNX Resources Corp. * 69,677 2,238,025
Comstock Resources, Inc. * 27,575 546,812
Core Natural Resources, Inc. 4,448 371,319
Crescent Energy Co. Class A  103,752 925,468
DMC Global, Inc. * 806 6,811
DNOW, Inc. * 68,042 1,037,640
Evolution Petroleum Corp. 8,487 40,907
Expro Group Holdings NV * 13,767 163,552
Forum Energy Technologies, Inc. * 3,497 93,405
FutureFuel Corp. 7,673 29,771
Gran Tierra Energy, Inc. * (Colombia)  28,874 125,602
Granite Ridge Resources, Inc. 33,697 182,301
Hallador Energy Co. * 10,528 206,033
Helix Energy Solutions Group, Inc. * 70,162 460,263
Helmerich & Payne, Inc. 56,754 1,253,696
HighPeak Energy, Inc. † 14,932 105,569
Kimbell Royalty Partners LP † 47,194 636,647
Kodiak Gas Services, Inc. 34,345 1,269,735
Kosmos Energy Ltd. * (Ghana)  285,669 474,211
Liberty Energy, Inc. 93,768 1,157,097
Magnolia Oil & Gas Corp. Class A  109,135 2,605,052
Matrix Service Co. * 11,870 155,260
Murphy Oil Corp. 63,442 1,802,387
Nabors Industries Ltd. * 5,017 205,045
Natural Gas Services Group, Inc. 4,355 121,896
Noble Corp. PLC 52,728 1,491,148
Northern Oil & Gas, Inc. † 64,941 1,610,537
NOV, Inc. 176,537 2,339,115
Oceaneering International, Inc. * 54,879 1,359,902
Oil States International, Inc. * 16,993 102,978
Par Pacific Holdings, Inc. * 19,000 672,980

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Patterson-UTI Energy, Inc. 255,100 $ 1,321,418
Peabody Energy Corp. 65,343 1,732,896
ProFrac Holding Corp. Class A †* 9,747 36,064
ProPetro Holding Corp. * 60,428 316,643
Ramaco Resources, Inc. Class A * 16,089 533,994
Ramaco Resources, Inc. Class B  1,521 25,629
Ranger Energy Services, Inc. Class A  6,957 97,676
REX American Resources Corp. * 16,424 502,903
Riley Exploration Permian, Inc. 10,752 291,487
RPC, Inc. 48,913 232,826
SandRidge Energy, Inc. 18,910 213,305
Seadrill Ltd. * (Norway)  21,715 656,010
Select Water Solutions, Inc. 54,525 582,872
Shoals Technologies Group, Inc. Class A * 88,116 652,940
SM Energy Co. 77,290 1,929,931
SunCoke Energy, Inc. 69,066 563,579
Talos Energy, Inc. * 90,699 869,803
TETRA Technologies, Inc. * 64,612 371,519
Tidewater, Inc. * 16,013 853,973
Transocean Ltd. †* 122,671 382,733
VAALCO Energy, Inc. 88,686 356,518
Valaris Ltd. * 29,396 1,433,643
Vital Energy, Inc. * 21,951 370,752
Vitesse Energy, Inc. † 16,923 393,121
Warrior Met Coal, Inc. 29,309 1,865,225
Weatherford International PLC 17,126 1,171,932
XPLR Infrastructure LP 28,993 294,859
51,690,990
Financial - 27.5%
spacing
1st Source Corp. 4,129 254,181
ACNB Corp. 1,198 52,760
Air Lease Corp. 63,233 4,024,780
Amalgamated Financial Corp. 8,693 236,015
American Coastal Insurance Corp. 10,120 115,267
AMERISAFE, Inc. 4,704 206,223
Arrow Financial Corp. 3,792 107,314
Associated Banc-Corp. 22,103 568,268
Assured Guaranty Ltd. 16,284 1,378,441
Atlanticus Holdings Corp. * 4,014 235,140
Axis Capital Holdings Ltd. 25,742 2,466,084
Axos Financial, Inc. * 25,558 2,163,485
Banc of California, Inc. 33,968 562,170
BancFirst Corp. 2,211 279,581
Bancorp, Inc. * 21,473 1,608,113
Bank First Corp. 2,141 259,725
Bank of Hawaii Corp. 10,629 697,688
Bank of NT Butterfield & Son Ltd. (Bermuda)  22,141 950,292
Bank OZK 42,079 2,145,187
Bank7 Corp. 1,056 48,861
BankUnited, Inc. 27,906 1,064,893
Banner Corp. 12,136 794,908
Bar Harbor Bankshares 3,835 116,814
BCB Bancorp, Inc. 2,533 21,986
Beacon Financial Corp. 12,809 303,701
Bread Financial Holdings, Inc. 18,985 1,058,793
Bridgewater Bancshares, Inc. * 5,242 92,259
Brighthouse Financial, Inc. * 40,791 2,165,186
Burke & Herbert Financial Services Corp. 3,645 224,860
Business First Bancshares, Inc. 7,689 181,537
Byline Bancorp, Inc. 12,160 337,197
C&F Financial Corp. 970 65,184
Camden National Corp. 3,610 139,310
Capital Bancorp, Inc. 1,185 37,802
a Shares Value
Capital City Bank Group, Inc. 4,138 $ 172,927
Carter Bankshares, Inc. * 5,580 108,308
Cathay General Bancorp 22,726 1,091,075
Central Pacific Financial Corp. 11,616 352,429
ChoiceOne Financial Services, Inc. 1,754 50,796
City Holding Co. 3,546 439,243
CNB Financial Corp. 7,883 190,769
CNO Financial Group, Inc. 48,568 1,920,864
Colony Bankcorp, Inc. 3,701 62,954
Columbia Banking System, Inc. 76,529 1,969,856
Community Trust Bancorp, Inc. 5,233 292,786
ConnectOne Bancorp, Inc. 17,085 423,879
Credit Acceptance Corp. * 1,311 612,145
Customers Bancorp, Inc. * 11,397 745,022
Diamond Hill Investment Group, Inc. 1,401 196,154
Donegal Group, Inc. Class A  3,980 77,172
Eagle Bancorp, Inc. 7,458 150,801
Employers Holdings, Inc. 7,741 328,838
Enact Holdings, Inc. 11,251 431,363
Enterprise Financial Services Corp. 15,218 882,340
Equity Bancshares, Inc. Class A  781 31,787
Esquire Financial Holdings, Inc. 2,736 279,222
F&G Annuities & Life, Inc. 7,127 222,861
Farmers National Banc Corp. 7,770 111,966
Federal Agricultural Mortgage Corp. Class C  3,963 665,705
Fidelis Insurance Holdings Ltd. (United Kingdom)  16,224 294,466
First BanCorp 66,742 1,471,661
First Bank 3,326 54,181
First Business Financial Services, Inc. 3,554 182,178
First Commonwealth Financial Corp. 32,443 553,153
First Financial Bancorp 23,834 601,809
First Financial Corp. 4,843 273,339
First Internet Bancorp 2,323 52,105
First Interstate BancSystem, Inc. Class A  3,821 121,775
First Merchants Corp. 12,443 469,101
First Mid Bancshares, Inc. 9,092 344,405
First United Corp. 2,599 95,565
Firstsun Capital Bancorp * 177 6,866
Five Star Bancorp 6,654 214,259
FS Bancorp, Inc. 1,455 58,084
Fulton Financial Corp. 72,453 1,349,799
Genworth Financial, Inc. * 106,397 946,933
Great Southern Bancorp, Inc. 3,986 244,143
Greenlight Capital Re Ltd. Class A * 10,186 129,362
Guaranty Bancshares, Inc. 1,073 52,309
Hancock Whitney Corp. 30,897 1,934,461
Hanmi Financial Corp. 10,040 247,888
Hanover Insurance Group, Inc. 11,251 2,043,519
HBT Financial, Inc. 2,735 68,922
HCI Group, Inc. 5,238 1,005,329
Heritage Commerce Corp. 24,825 246,512
Heritage Financial Corp. 2,206 53,363
Heritage Insurance Holdings, Inc. * 14,448 363,801
Home Bancorp, Inc. 1,963 106,640
HomeTrust Bancshares, Inc. 6,873 281,381
Hope Bancorp, Inc. 45,429 489,270
Horace Mann Educators Corp. 16,555 747,789
Howard Hughes Holdings, Inc. * 18,314 1,504,861
Independent Bank Corp. (IBCP US) 7,230 223,950
Independent Bank Corp. (INDB US) 2,772 191,739
International Bancshares Corp. 22,860 1,571,625
International Money Express, Inc. * 13,628 190,383
Investors Title Co. 454 121,595
Jackson Financial, Inc. Class A  21,793 2,206,105

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
James River Group Holdings Ltd. 574 $ 3,186
Kearny Financial Corp. 9,146 60,089
Kingstone Cos., Inc. 6,755 99,299
Legacy Housing Corp. * 1,659 45,639
LendingClub Corp. * 40,699 618,218
MARA Holdings, Inc. * 42,162 769,878
Medallion Financial Corp. 5,800 58,580
Mercantile Bank Corp. 6,955 312,975
Merchants Bancorp 9,284 295,231
Mercury General Corp. 13,052 1,106,549
Metrocity Bankshares, Inc. 8,031 222,378
Metropolitan Bank Holding Corp. 4,767 356,667
MGIC Investment Corp. 59,330 1,683,192
Mid Penn Bancorp, Inc. 2,052 58,769
Midland States Bancorp, Inc. 9,588 164,338
National Bank Holdings Corp. Class A  10,774 416,307
Navient Corp. 22,910 301,267
NB Bancorp, Inc. 1,424 25,134
Nelnet, Inc. Class A  4,687 587,656
NMI Holdings, Inc. * 32,900 1,261,386
Northeast Bank 3,299 330,428
Northfield Bancorp, Inc. 9,490 111,982
Northpointe Bancshares, Inc. 3,766 64,323
Northrim BanCorp, Inc. 8,596 186,189
Northwest Bancshares, Inc. 18,586 230,281
OceanFirst Financial Corp. 18,547 325,871
OFG Bancorp 19,477 847,055
Old Second Bancorp, Inc. 17,342 299,756
Onity Group, Inc. * 3,541 141,498
Oppenheimer Holdings, Inc. Class A  4,774 352,846
Orange County Bancorp, Inc. 1,530 38,571
Origin Bancorp, Inc. 11,551 398,741
Orrstown Financial Services, Inc. 5,282 179,482
Palomar Holdings, Inc. * 10,366 1,210,231
Pathward Financial, Inc. 10,635 787,096
PCB Bancorp 848 17,808
Peapack-Gladstone Financial Corp. 2,958 81,641
PennyMac Financial Services, Inc. 6,842 847,587
Peoples Bancorp of North Carolina, Inc. 1,523 46,695
Peoples Bancorp, Inc. 11,716 351,363
Preferred Bank 5,634 509,257
ProAssurance Corp. * 6,630 159,054
Provident Financial Services, Inc. 44,303 854,162
QCR Holdings, Inc. 5,375 406,565
Radian Group, Inc. 56,051 2,030,167
RBB Bancorp 5,413 101,548
Regional Management Corp. 2,835 110,452
Republic Bancorp, Inc. Class A  3,173 229,249
S&T Bancorp, Inc. 12,354 464,387
Selective Insurance Group, Inc. 12,713 1,030,643
Selectquote, Inc. * 24,185 47,403
Shore Bancshares, Inc. 15,974 262,133
Sierra Bancorp 719 20,786
SiriusPoint Ltd. * (Sweden)  57,308 1,036,702
Skyward Specialty Insurance Group, Inc. * 11,605 551,934
SLM Corp. 76,617 2,120,759
South Plains Financial, Inc. 5,686 219,764
Southern Missouri Bancorp, Inc. 4,057 213,236
Southside Bancshares, Inc. 5,000 141,250
Stellar Bancorp, Inc. 12,391 375,943
Stock Yards Bancorp, Inc. 2,620 183,374
StoneX Group, Inc. * 19,578 1,975,812
Synovus Financial Corp. 30,399 1,491,983
Third Coast Bancshares, Inc. * 6,078 230,782
a Shares Value
Tompkins Financial Corp. 994 $ 65,813
Towne Bank 1,935 66,893
TriCo Bancshares 9,149 406,307
TrustCo Bank Corp. 6,784 246,259
Trustmark Corp. 3,675 145,530
United Fire Group, Inc. 9,652 293,614
Unity Bancorp, Inc. 4,380 214,051
Universal Insurance Holdings, Inc. 12,111 318,519
Univest Financial Corp. 10,436 313,289
Valley National Bancorp 107,511 1,139,617
Velocity Financial, Inc. * 4,538 82,319
Veritex Holdings, Inc. 13,478 451,917
Virtus Investment Partners, Inc. 2,955 561,539
WaFd, Inc. 32,279 977,731
Waterstone Financial, Inc. 3,999 62,384
West BanCorp, Inc. 1,584 32,187
Westamerica BanCorp 10,855 542,641
Wintrust Financial Corp. 1,771 234,551
WisdomTree, Inc. 62,797 872,878
World Acceptance Corp. * 1,335 225,802
WSFS Financial Corp. 4,756 256,491
95,463,752
Industrial - 15.4%
spacing
Alamo Group, Inc. 6,381 1,218,133
Albany International Corp. Class A  17,136 913,349
Apogee Enterprises, Inc. 12,646 550,986
ArcBest Corp. 9,756 681,652
Ardmore Shipping Corp. (Ireland)  30,438 361,299
Argan, Inc. 1,137 307,047
Aspen Aerogels, Inc. * 36,277 252,488
Astec Industries, Inc. 15,248 733,886
Astronics Corp. * 13,786 628,779
Atkore, Inc. 20,991 1,316,975
Avnet, Inc. 54,409 2,844,503
Benchmark Electronics, Inc. 19,761 761,787
Boise Cascade Co. 20,579 1,591,168
Core Molding Technologies, Inc. * 3,911 80,371
Costamare Bulkers Holdings Ltd. * (Monaco)  5,465 78,532
Costamare, Inc. (Monaco)  27,328 325,477
Covenant Logistics Group, Inc. 9,012 195,200
DHT Holdings, Inc. 76,872 918,620
Dorian LPG Ltd. 27,834 829,453
Eastern Co. 1,898 44,527
GATX Corp. 18,508 3,235,198
Genco Shipping & Trading Ltd. 27,562 490,604
Graham Corp. * 4,731 259,732
Granite Construction, Inc. 23,181 2,541,797
Great Lakes Dredge & Dock Corp. * 41,776 500,894
Greenbrier Cos., Inc. 19,117 882,632
Greif, Inc. Class A  3,403 203,363
Greif, Inc. Class B  23 1,417
Heartland Express, Inc. 24,466 205,025
Helios Technologies, Inc. 1,811 94,407
Hyster-Yale, Inc. 5,422 199,855
IES Holdings, Inc. * 3,137 1,247,428
International Seaways, Inc. 30,477 1,404,380
JELD-WEN Holding, Inc. * 35,226 172,960
Karat Packaging, Inc. 2,484 62,622
Kennametal, Inc. 44,870 939,129
Kimball Electronics, Inc. * 11,718 349,899
Kirby Corp. * 14,908 1,244,073
Knowles Corp. * 25,452 593,286
Lindsay Corp. 3,861 542,702

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
LSB Industries, Inc. * 22,138 $ 174,447
Luxfer Holdings PLC (United Kingdom)  13,490 187,511
Marten Transport Ltd. 35,023 373,345
Materion Corp. 7,702 930,479
Matson, Inc. 19,424 1,915,012
Metallus, Inc. * 28,356 468,725
Mueller Water Products, Inc. Class A  81,344 2,075,899
NWPX Infrastructure, Inc. * 3,310 175,198
Olympic Steel, Inc. 4,083 124,327
Pangaea Logistics Solutions Ltd. 3,511 17,836
Park-Ohio Holdings Corp. 1,684 35,768
Plexus Corp. * 15,334 2,218,676
Ryder System, Inc. 15,791 2,978,814
Ryerson Holding Corp. 11,708 267,645
Safe Bulkers, Inc. (Monaco)  17,243 76,559
Schneider National, Inc. Class B  25,317 535,708
Scorpio Tankers, Inc. (Monaco)  27,769 1,556,452
SFL Corp. Ltd. (Norway)  79,208 596,436
Stoneridge, Inc. * 4,459 33,978
Tecnoglass, Inc. 10,561 706,637
Teekay Corp. Ltd. (Bermuda)  40,059 327,683
Teekay Tankers Ltd. Class A (Canada)  15,923 804,908
Tennant Co. 7,048 571,311
Terex Corp. 13,818 708,863
Tredegar Corp. * 1,087 8,729
Trinity Industries, Inc. 47,693 1,337,312
TTM Technologies, Inc. * 3,264 188,006
Tutor Perini Corp. * 20,466 1,342,365
Universal Logistics Holdings, Inc. 4,358 102,152
Vishay Intertechnology, Inc. 58,380 893,214
Werner Enterprises, Inc. 34,404 905,513
World Kinect Corp. 7,866 204,123
Worthington Enterprises, Inc. 3,865 214,469
Worthington Steel, Inc. 16,629 505,355
53,369,090
Technology - 1.6%
spacing
Amkor Technology, Inc. 34,185 970,854
Cricut, Inc. Class A  34,819 219,011
Diebold Nixdorf, Inc. * 5,320 303,399
DXC Technology Co. * 118,647 1,617,159
IBEX Holdings Ltd. * 9,444 382,671
IPG Photonics Corp. * 1,942 153,787
Nutex Health, Inc. †* 1,862 192,382
Pagaya Technologies Ltd. Class A * 9,549 283,510
Penguin Solutions, Inc. * 14,680 385,790
Photronics, Inc. * 35,764 820,784
Vishay Precision Group, Inc. * 3,757 120,412
5,449,759
Total Common Stocks
    (Cost $331,136,373) 345,989,820
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.7%
    (Cost $331,142,944) 346,001,564
SECURITIES LENDING COLLATERAL - 2.7%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.990% 2,196,587 2,196,587
Principal
Amount Value
Repurchase Agreements - 2.1%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$3,732,155; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,806,798) $ 3,731,717 $ 3,731,717
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$3,399,865; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$3,464,571) 3,394,335 3,394,335
7,126,052
Total Securities Lending Collateral
(Cost $9,322,639) 9,322,639
a
TOTAL INVESTMENTS - 102.4%
(Cost $340,465,583) 355,324,203
OTHER ASSETS & LIABILITIES, NET - (2.4%) (8,250,343)
NET ASSETS - 100.0% $ 347,073,860

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 2.9%
spacing
DuPont de Nemours, Inc. 141,434 $ 11,017,709
Eastman Chemical Co. 78,135 4,926,412
Freeport-McMoRan, Inc. 419,489 16,452,358
PPG Industries, Inc. 73,538 7,729,579
40,126,058
Communications - 10.5%
spacing
Alphabet, Inc. Class A  181,840 44,205,304
Amazon.com, Inc. * 150,254 32,991,271
Charter Communications, Inc. Class A * 29,268 8,051,773
Cisco Systems, Inc. 457,712 31,316,655
Comcast Corp. Class A  199,920 6,281,487
T-Mobile U.S., Inc. 93,377 22,352,586
145,199,076
Consumer, Cyclical - 10.4%
spacing
BJ's Wholesale Club Holdings, Inc. * 88,040 8,209,730
General Motors Co. 462,353 28,189,663
Hilton Worldwide Holdings, Inc. 62,441 16,199,693
Lululemon Athletica, Inc. * 18,510 3,293,484
PulteGroup, Inc. 225,280 29,766,246
Southwest Airlines Co. 595,236 18,993,981
Target Corp. 84,394 7,570,142
Walmart, Inc. 316,070 32,574,174
144,797,113
Consumer, Non-Cyclical - 21.9%
spacing
AbbVie, Inc. 60,167 13,931,067
AstraZeneca PLC ADR (United Kingdom)  235,713 18,083,901
Becton Dickinson & Co. 96,470 18,056,290
Coca-Cola Co. 459,516 30,475,101
Corteva, Inc. 306,478 20,727,107
McKesson Corp. 38,114 29,444,590
Novo Nordisk AS ADR (Denmark)  250,091 13,877,550
Philip Morris International, Inc. 209,713 34,015,449
Procter & Gamble Co. 155,276 23,858,157
Regeneron Pharmaceuticals, Inc. 35,537 19,981,389
Sanofi SA 182,285 17,261,288
Thermo Fisher Scientific, Inc. 53,410 25,904,918
United Rentals, Inc. 18,203 17,377,676
UnitedHealth Group, Inc. 60,358 20,841,618
303,836,101
Energy - 5.7%
spacing
ConocoPhillips 140,508 13,290,652
Exxon Mobil Corp. 307,752 34,699,038
Shell PLC 454,362 16,296,810
Valero Energy Corp. 88,798 15,118,748
79,405,248
Financial - 23.3%
spacing
Allstate Corp. 97,419 20,910,988
American International Group, Inc. 195,219 15,332,500
American Tower Corp. REIT 28,191 5,421,693
Apollo Global Management, Inc. 120,731 16,089,820
Bank of America Corp. 635,159 32,767,853
Blackrock, Inc. 14,145 16,491,231
Capital One Financial Corp. 146,892 31,226,301
Charles Schwab Corp. 265,398 25,337,547
Citigroup, Inc. 524,593 53,246,190
a Shares Value
CME Group, Inc. 69,540 $ 18,789,013
Goldman Sachs Group, Inc. 23,922 19,050,285
JPMorgan Chase & Co. 54,625 17,230,364
PNC Financial Services Group, Inc. 101,727 20,440,006
Prologis, Inc. REIT 113,546 13,003,288
State Street Corp. 65,919 7,647,263
Vornado Realty Trust REIT 264,979 10,739,599
323,723,941
Industrial - 11.5%
spacing
Ball Corp. 112,369 5,665,645
CRH PLC 183,124 21,956,567
FedEx Corp. 79,746 18,804,904
Honeywell International, Inc. 80,763 17,000,611
Ingersoll Rand, Inc. 177,156 14,636,629
Johnson Controls International PLC 197,000 21,660,150
Northrop Grumman Corp. 34,571 21,064,802
Otis Worldwide Corp. 122,858 11,232,907
RTX Corp. 161,720 27,060,608
159,082,823
Technology - 7.7%
spacing
Accenture PLC Class A (Ireland)  65,001 16,029,247
Marvell Technology, Inc. 127,691 10,734,982
Microsoft Corp. 75,627 39,171,005
QUALCOMM, Inc. 64,145 10,671,162
Seagate Technology Holdings PLC 127,855 30,181,451
106,787,847
Utilities - 4.1%
spacing
NextEra Energy, Inc. 335,145 25,300,096
NRG Energy, Inc. 109,023 17,656,275
PPL Corp. 394,701 14,667,089
57,623,460
Total Common Stocks
    (Cost $1,257,024,961) 1,360,581,667
Principal
Amount
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bills - 0.0%
3.977% due 12/04/25  $ 280,000 278,062
Total Short-Term Investments
(Cost $277,940) 278,062
TOTAL INVESTMENTS - 98.0%
(Cost $1,257,302,901) 1,360,859,729
DERIVATIVES - 0.0% 218,507
OTHER ASSETS & LIABILITIES, NET - 2.0% 27,322,317
NET ASSETS - 100.0% $ 1,388,400,553

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, forward foreign currency contracts outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 200 USD 236 12/25 BOA $ – $ –
EUR 645,900 USD 760,640 12/25 GSC 1,004 –
USD 8,502,277 DKK 53,823,800 12/25 MSC – (6,725)
USD 3,428,237 DKK 21,618,600 12/25 MSC 10,554 –
USD 1,217,844 EUR 1,032,900 12/25 MSC – (150)
USD 11,650,372 EUR 9,880,900 12/25 TDB – (1,174)
USD 8,060,810 GBP 5,944,300 12/25 MSC 65,515 –
USD 18,337,727 GBP 13,522,500 12/25 TDB 149,483 –
Total Forward Foreign Currency Contracts $ 226,556 ( $ 8,049 )

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 96.6%
Basic Materials - 1.0%
spacing
Axalta Coating Systems Ltd. * 184,252 $ 5,273,292
International Paper Co. 67,225 3,119,240
8,392,532
Communications - 7.8%
spacing
Alphabet, Inc. Class C  40,278 9,809,707
Amazon.com, Inc. * 45,661 10,025,786
Angi, Inc. * 45,176 734,562
Booking Holdings, Inc. 835 4,508,391
CDW Corp. 14,394 2,292,676
Cisco Systems, Inc. 57,870 3,959,466
Expedia Group, Inc. 17,003 3,634,391
GoDaddy, Inc. Class A * 13,852 1,895,369
IAC, Inc. * 87,088 2,967,088
Nexstar Media Group, Inc. 12,053 2,383,360
Omnicom Group, Inc. 57,068 4,652,754
Verizon Communications, Inc. 146,180 6,424,611
Walt Disney Co. 85,280 9,764,560
63,052,721
Consumer, Cyclical - 7.1%
spacing
AutoZone, Inc. * 1,075 4,612,008
Bath & Body Works, Inc. 78,315 2,017,394
Best Buy Co., Inc. 52,300 3,954,926
BJ's Wholesale Club Holdings, Inc. * 49,722 4,636,577
Chipotle Mexican Grill, Inc. * 82,390 3,228,864
Columbia Sportswear Co. 52,368 2,738,846
Darden Restaurants, Inc. 13,832 2,633,060
Gentex Corp. 150,327 4,254,254
Kontoor Brands, Inc. 47,099 3,757,087
Lowe's Cos., Inc. 35,391 8,894,112
McDonald's Corp. 26,791 8,141,517
Murphy USA, Inc. 12,398 4,813,648
Southwest Airlines Co. 111,140 3,546,477
57,228,770
Consumer, Non-Cyclical - 21.1%
spacing
AbbVie, Inc. 62,330 14,431,888
Align Technology, Inc. * 27,168 3,401,977
Bristol-Myers Squibb Co. 267,066 12,044,677
Cencora, Inc. 31,365 9,802,503
Cigna Group 32,017 9,228,900
Constellation Brands, Inc. Class A  24,312 3,274,097
Corpay, Inc. * 17,902 5,156,850
CVS Health Corp. 67,738 5,106,768
HCA Healthcare, Inc. 10,831 4,616,172
Henry Schein, Inc. * 140,929 9,353,458
Humana, Inc. 22,603 5,880,623
Johnson & Johnson 63,675 11,806,619
Keurig Dr. Pepper, Inc. 154,889 3,951,218
Labcorp Holdings, Inc. 29,089 8,350,288
Medtronic PLC 67,367 6,416,033
Merck & Co., Inc. 60,332 5,063,665
Novo Nordisk AS ADR (Denmark)  73,852 4,098,048
Oscar Health, Inc. Class A * 109,294 2,068,935
Philip Morris International, Inc. 72,303 11,727,547
Post Holdings, Inc. * 55,241 5,937,303
Procter & Gamble Co. 40,115 6,163,670
Regeneron Pharmaceuticals, Inc. 5,694 3,201,565
TransUnion 50,272 4,211,788
a Shares Value
UnitedHealth Group, Inc. 18,232 $ 6,295,510
Vertex Pharmaceuticals, Inc. * 6,585 2,578,949
WillScot Holdings Corp. 257,384 5,433,376
169,602,427
Energy - 5.4%
spacing
Chevron Corp. 63,598 9,876,133
ConocoPhillips 124,983 11,822,142
EOG Resources, Inc. 72,793 8,161,551
Flowco Holdings, Inc. Class A  76,145 1,130,753
Kinder Morgan, Inc. 194,841 5,515,949
Williams Cos., Inc. 107,814 6,830,017
43,336,545
Financial - 32.8%
spacing
American Express Co. 15,455 5,133,533
American Homes 4 Rent Class A REIT 191,650 6,372,363
Ameriprise Financial, Inc. 8,453 4,152,536
Apple Hospitality REIT, Inc. 100,310 1,204,723
Arch Capital Group Ltd. 44,675 4,053,363
Bank of America Corp. 291,312 15,028,786
Berkshire Hathaway, Inc. Class B * 45,915 23,083,307
Capital One Financial Corp. 67,789 14,410,586
CBRE Group, Inc. Class A * 10,502 1,654,695
Charles Schwab Corp. 49,915 4,765,385
Chubb Ltd. 18,426 5,200,738
Columbia Banking System, Inc. 130,087 3,348,439
EastGroup Properties, Inc. REIT 14,094 2,385,550
Equinix, Inc. REIT 6,708 5,253,974
Fifth Third Bancorp 70,566 3,143,715
First Citizens BancShares, Inc. Class A  5,917 10,586,460
Host Hotels & Resorts, Inc. REIT 291,146 4,955,305
Kinsale Capital Group, Inc. 6,558 2,788,855
Lamar Advertising Co. Class A REIT 32,029 3,920,990
Loews Corp. 96,345 9,672,075
M&T Bank Corp. 76,129 15,044,613
Marsh & McLennan Cos., Inc. 14,043 2,830,086
MGIC Investment Corp. 248,140 7,039,732
Mid-America Apartment Communities, Inc. REIT 45,167 6,311,185
Morgan Stanley 33,817 5,375,550
Northern Trust Corp. 31,774 4,276,780
Progressive Corp. 6,646 1,641,230
Public Storage REIT 18,806 5,432,113
Raymond James Financial, Inc. 16,595 2,864,297
Rayonier, Inc. REIT 137,382 3,646,118
Regency Centers Corp. REIT 96,458 7,031,788
Regions Financial Corp. 350,708 9,248,170
SBA Communications Corp. REIT 20,216 3,908,764
State Street Corp. 97,890 11,356,219
Travelers Cos., Inc. 39,015 10,893,768
W.R. Berkley Corp. 43,606 3,341,092
Wells Fargo & Co. 335,741 28,141,811
Weyerhaeuser Co. REIT 173,920 4,311,477
263,810,171
Industrial - 14.1%
spacing
Carlisle Cos., Inc. † 17,621 5,796,604
Dover Corp. 44,240 7,380,559
Eaton Corp. PLC 12,745 4,769,816
Emerson Electric Co. 13,791 1,809,103
FedEx Corp. 30,969 7,302,800
Fortune Brands Innovations, Inc. 86,680 4,627,845
General Dynamics Corp. 20,721 7,065,861

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Graphic Packaging Holding Co. 284,662 $ 5,570,835
Hayward Holdings, Inc. * 196,072 2,964,609
Jabil, Inc. 16,289 3,537,482
JB Hunt Transport Services, Inc. 32,057 4,301,088
Martin Marietta Materials, Inc. 9,351 5,893,748
Middleby Corp. * 38,720 5,147,050
Mohawk Industries, Inc. * 36,364 4,688,047
Packaging Corp. of America 20,607 4,490,884
RTX Corp. 52,500 8,784,825
Silgan Holdings, Inc. 120,128 5,166,705
Smurfit WestRock PLC 125,723 5,352,028
TD SYNNEX Corp. 67,811 11,104,051
Union Pacific Corp. 31,039 7,336,689
113,090,629
Technology - 4.6%
spacing
Analog Devices, Inc. 19,019 4,672,968
Cognizant Technology Solutions Corp. Class A  75,968 5,095,174
Hewlett Packard Enterprise Co. 388,095 9,531,613
Texas Instruments, Inc. 49,991 9,184,847
Western Digital Corp. 68,563 8,231,674
36,716,276
Utilities - 2.7%
spacing
Entergy Corp. 33,081 3,082,818
NextEra Energy, Inc. 92,304 6,968,029
PG&E Corp. 283,498 4,275,150
Public Service Enterprise Group, Inc. 31,903 2,662,624
Xcel Energy, Inc. 63,647 5,133,131
22,121,752
Total Common Stocks
    (Cost $681,889,994) 777,351,823
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.6%
    (Cost $681,889,994) 777,351,823
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 759,460 759,460
Principal
Amount
Repurchase Agreements - 0.3%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$1,290,376; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $1,316,184) $ 1,290,225 1,290,225
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$1,175,489; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$1,197,860) $ 1,173,576 $ 1,173,576
2,463,801
Total Securities Lending Collateral
(Cost $3,223,261) 3,223,261
a
TOTAL INVESTMENTS - 97.0%
(Cost $685,113,255) 780,575,084
OTHER ASSETS & LIABILITIES, NET - 3.0% 23,931,951
NET ASSETS - 100.0% $ 804,507,035

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.1%
Brazil - 0.4%
spacing
Petroleo Brasileiro SA - Petrobras 476,300 $ 2,815,426
South Korea - 0.7%
spacing
Korea Investment Holdings Co. Ltd. 6,720 502,454
Mirae Asset Securities Co. Ltd. 249,522 1,695,376
Samsung Electronics Co. Ltd. 51,755 2,456,344
4,654,174
Total Preferred Stocks
    (Cost $6,261,523) 7,469,600
COMMON STOCKS - 98.2%
Brazil - 4.3%
spacing
Anima Holding SA 53,000 34,157
Banco Bradesco SA 248,400 710,814
Banco Bradesco SA ADR 1,375,900 4,650,542
Banco do Brasil SA 2,645,700 10,980,978
Cia Energetica de Minas Gerais ADR 29,500 62,245
Cury Construtora e Incorporadora SA 137,100 890,516
Embraer SA ADR 113,525 6,862,586
Ez Tec Empreendimentos e Participacoes SA 239,900 741,032
Grupo SBF SA 501,300 1,224,463
Iochpe Maxion SA 601,700 1,347,600
Neoenergia SA 116,300 627,143
Raia Drogasil SA 96,300 333,289
Rede D'Or Sao Luiz SA ~ 138,300 1,093,459
29,558,824
Chile - 1.3%
spacing
Banco de Chile 40,828,599 6,199,689
Banco de Credito e Inversiones SA 12,698 561,087
Empresas Copec SA 194,459 1,424,322
Engie Energia Chile SA 47,056 68,047
Falabella SA 148,410 879,874
9,133,019
China - 29.2%
spacing
3SBio, Inc. ~ 384,500 1,495,289
AAC Technologies Holdings, Inc. 611,500 3,590,931
Abbisko Cayman Ltd. * 28,000 64,731
Agricultural Bank of China Ltd. Class H  5,628,000 3,788,031
Alibaba Group Holding Ltd. 1,054,600 23,585,180
Bank of Shanghai Co. Ltd. Class A  176,800 222,538
BeOne Medicines Ltd. Class H * 66,100 1,763,759
China Construction Bank Corp. Class H  1,239,000 1,188,406
China Galaxy Securities Co. Ltd. Class H  1,566,500 2,373,992
China Gold International Resources Corp. Ltd. 178,600 3,181,267
China Hongqiao Group Ltd. 518,000 1,754,380
China International Capital Corp. Ltd.
Class H ~ 153,200 419,191
China Nonferrous Mining Corp. Ltd. 839,000 1,611,761
CMOC Group Ltd. Class H  2,484,000 5,007,164
Consun Pharmaceutical Group Ltd. 1,176,000 2,577,253
CSC Financial Co. Ltd. Class H ~ 53,500 96,871
CSPC Pharmaceutical Group Ltd. 2,480,000 2,987,254
Fuyao Glass Industry Group Co. Ltd. Class H ~ 60,000 604,373
Geely Automobile Holdings Ltd. 2,358,000 5,923,824
Goldwind Science & Technology Co. Ltd.
Class H  691,600 1,244,894
a Shares Value
Guosen Securities Co. Ltd. Class A  691,500 $ 1,316,914
Hansoh Pharmaceutical Group Co. Ltd. ~ 436,000 2,022,569
Harbin Electric Co. Ltd. Class H  1,230,000 1,856,517
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  163,200 460,126
Huaneng Power International, Inc. Class H  310,000 215,787
Huatai Securities Co. Ltd. Class A  27,100 83,116
Huayu Automotive Systems Co. Ltd. Class A  678,000 1,955,547
Industrial & Commercial Bank of China Ltd.
Class H  5,129,000 3,776,714
JD.com, Inc. Class A  10,200 178,709
Kuaishou Technology ~ 370,900 4,011,601
Lenovo Group Ltd. 1,564,000 2,317,518
Lepu Biopharma Co. Ltd. Class H * ~ 209,000 213,599
Livzon Pharmaceutical Group, Inc. Class H  751,600 3,334,049
Lonking Holdings Ltd. 5,542,000 2,119,847
MMG Ltd. * 540,000 467,696
NetEase Cloud Music, Inc. * ~ 33,900 1,128,290
NetEase, Inc. 170,400 5,175,446
New Horizon Health Ltd. * ~ ± Ω 813,000 –
PDD Holdings, Inc. ADR * 12,200 1,612,474
PICC Property & Casualty Co. Ltd. Class H  706,000 1,592,631
Pop Mart International Group Ltd. ~ 41,800 1,431,726
Q Technology Group Co. Ltd. ~ 655,000 1,412,300
SAIC Motor Corp. Ltd. Class A  1,261,000 3,039,315
Sany Heavy Equipment International Holdings
Co. Ltd. 2,626,000 2,739,394
Sany Heavy Industry Co. Ltd. Class A  477,100 1,560,032
Seres Group Co. Ltd. Class A  182,724 4,416,792
Shanghai Allist Pharmaceuticals Co. Ltd.
Class A  53,865 836,135
Shanghai Pudong Development Bank Co. Ltd.
Class A  82,900 138,820
Shenwan Hongyuan Group Co. Ltd. Class H ~ 1,072,000 493,713
Simcere Pharmaceutical Group Ltd. ~ 711,000 1,154,649
Sinopec Engineering Group Co. Ltd. Class H  1,375,500 1,193,915
SooChow Securities Co. Ltd. Class A  1,464,949 2,023,267
TBEA Co. Ltd. Class A  847,500 2,122,269
TCL Electronics Holdings Ltd. 891,000 1,198,544
Tencent Holdings Ltd. 509,800 43,439,851
Tencent Music Entertainment Group ADR 11,800 275,412
WuXi AppTec Co. Ltd. Class A  201,900 3,196,439
Xiaomi Corp. Class B * ~ 2,008,400 13,958,272
Yadea Group Holdings Ltd. ~ 1,886,000 3,357,437
Yunnan Baiyao Group Co. Ltd. Class A  164,200 1,310,846
Zhejiang Leapmotor Technology Co. Ltd.
Class H * ~ 406,300 3,466,343
Zijin Mining Group Co. Ltd. Class A  1,873,800 7,752,897
Zijin Mining Group Co. Ltd. Class H  836,000 3,495,333
201,333,940
Czech Republic - 0.3%
spacing
Komercni Banka AS 4,996 250,733
Moneta Money Bank AS ~ 194,200 1,549,910
1,800,643
Greece - 0.6%
spacing
National Bank of Greece SA 120,499 1,754,639
OPAP SA 113,985 2,659,086
4,413,725
Hong Kong - 1.3%
spacing
Sino Biopharmaceutical Ltd. 6,128,000 6,387,311

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Wasion Holdings Ltd. 952,000 $ 1,551,200
WH Group Ltd. ~ 1,019,500 1,104,068
9,042,579
Hungary - 0.1%
spacing
OTP Bank Nyrt 11,095 959,755
India - 14.2%
spacing
360 ONE WAM Ltd. 15,954 183,786
Ajanta Pharma Ltd. 3,561 96,645
Avanti Feeds Ltd. 16,742 120,733
Bharat Petroleum Corp. Ltd. 320,542 1,227,761
Bharti Airtel Ltd. 457,552 9,676,990
Bosch Ltd. 186 79,950
Chambal Fertilisers & Chemicals Ltd. 50,508 290,536
City Union Bank Ltd. 39,098 94,073
Coal India Ltd. 298,968 1,313,674
Cochin Shipyard Ltd. ~ 25,263 509,632
Coromandel International Ltd. 64,116 1,624,288
Cummins India Ltd. 137,578 6,088,193
Eicher Motors Ltd. 33,283 2,628,000
Garden Reach Shipbuilders & Engineers Ltd. 2,111 60,241
GE Vernova T&D India Ltd. 38,800 1,293,716
GlaxoSmithKline Pharmaceuticals Ltd. 1,328 39,818
Graphite India Ltd. 120,778 755,348
HDFC Bank Ltd. 711,276 7,622,529
Hindalco Industries Ltd. 839,966 7,208,639
Hindustan Zinc Ltd. 691,911 3,760,160
Hitachi Energy India Ltd. 10,387 2,105,846
ICICI Bank Ltd. ADR 186,832 5,647,931
Indus Towers Ltd. * 299,245 1,155,420
Info Edge India Ltd. 20,885 308,121
ITC Ltd. 1,063,781 4,808,708
Jamna Auto Industries Ltd. 81,776 92,661
JB Chemicals & Pharmaceuticals Ltd. 18,126 349,160
JM Financial Ltd. 841,304 1,513,565
Kalyan Jewellers India Ltd. 5,303 27,133
Kaynes Technology India Ltd. * 3,441 273,678
Larsen & Toubro Ltd. 192,932 7,953,338
Lupin Ltd. 6,562 141,855
Maruti Suzuki India Ltd. 5,648 1,020,117
Motilal Oswal Financial Services Ltd. 18,499 185,940
Muthoot Finance Ltd. 71,994 2,489,632
NTPC Ltd. 952,877 3,653,983
Nuvama Wealth Management Ltd. 995 70,620
Paras Defence & Space Technologies Ltd. 40,754 308,164
Polycab India Ltd. 33,105 2,716,388
Power Finance Corp. Ltd. 204,011 942,098
Power Grid Corp. of India Ltd. 261,111 823,789
Reliance Industries Ltd. 328,276 5,042,255
Samvardhana Motherson International Ltd. 329,446 392,339
Solar Industries India Ltd. 17,199 2,583,433
State Bank of India 209,306 2,054,698
Syngene International Ltd. ~ 2,979 20,919
Tata Motors Ltd. 303,312 2,324,169
UPL Ltd. 23,817 175,832
Wipro Ltd. 338,222 912,512
Zydus Lifesciences Ltd. 297,481 3,297,777
98,066,793
Indonesia - 1.1%
spacing
Aneka Tambang Tbk. PT 16,163,600 3,058,060
Bank Central Asia Tbk. PT 4,062,300 1,860,372
a Shares Value
Chandra Asri Pacific Tbk. PT 1,131,100 $ 524,944
Elang Mahkota Teknologi Tbk. PT 12,926,300 974,667
Pertamina Geothermal Energy PT ~ 1,656,600 138,788
Surya Citra Media Tbk. PT 44,814,300 906,179
7,463,010
Mexico - 2.1%
spacing
Fibra Uno Administracion SA de CV REIT 395,100 582,289
Grupo Financiero Banorte SAB de CV Class O  478,100 4,816,113
Grupo Mexico SAB de CV 595,820 5,196,405
Industrias Penoles SAB de CV * 78,000 3,486,117
Promotora y Operadora de Infraestructura
SAB de CV 15,939 217,446
Regional SAB de CV 53,864 484,919
14,783,289
Philippines - 0.3%
spacing
International Container Terminal Services, Inc. 107,170 869,139
Metropolitan Bank & Trust Co. 896,110 1,047,378
1,916,517
Poland - 1.7%
spacing
Alior Bank SA 4,856 137,436
Bank Polska Kasa Opieki SA 354 17,060
ORLEN SA 339,962 8,100,234
Powszechna Kasa Oszczednosci Bank Polski
SA 108,969 2,117,341
Powszechny Zaklad Ubezpieczen SA 60,202 901,538
Santander Bank Polska SA 2,550 331,569
11,605,178
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 –
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
–
Saudi Arabia - 3.9%
spacing
Al Babtain Power & Telecommunication Co. 126,984 1,959,501
Al Rajhi Bank 245,116 7,004,237
Aldrees Petroleum & Transport Services Co. 48,049 1,606,962
Alinma Bank 141,830 1,012,237
Arab National Bank 413,583 2,726,366
Banque Saudi Fransi 162,493 773,426
Etihad Etisalat Co. 97,416 1,754,693
Riyad Bank 614,386 4,454,794
Riyadh Cables Group Co. 46,496 1,574,581
Saudi Awwal Bank 292,077 2,499,195
Saudi Investment Bank 18,322 69,664
Saudi National Bank 157,815 1,648,763
27,084,419
South Africa - 3.3%
spacing
FirstRand Ltd. 675,581 3,037,538
Gold Fields Ltd. ADR 64,456 2,704,574
Harmony Gold Mining Co. Ltd. ADR 160,734 2,917,322
Momentum Group Ltd. 60,848 115,530
Naspers Ltd. Class N  37,023 13,453,105
Northam Platinum Holdings Ltd. 10,333 167,648
Sibanye Stillwater Ltd. * 170,015 480,896
22,876,613

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
South Korea - 10.8%
spacing
Cafe24 Corp. * 1,536 $ 45,481
Daou Technology, Inc. 72,099 1,890,543
DB HiTek Co. Ltd. 4,287 174,034
Hana Financial Group, Inc. 84,876 5,277,159
Hanwha Engine * 37,422 1,198,633
HD Hyundai Heavy Industries Co. Ltd. 1,844 677,307
HD Hyundai Mipo 15,934 2,313,737
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 28,428 8,329,955
Hyundai Department Store Co. Ltd. 5,174 326,445
Hyundai Glovis Co. Ltd. 1,795 211,757
KB Financial Group, Inc. 56,816 4,689,357
Korea Electric Power Corp. 35,971 928,079
Korea Investment Holdings Co. Ltd. 11,102 1,148,202
LEENO Industrial, Inc. 4,015 147,620
Meritz Financial Group, Inc. 8,064 654,128
Mirae Asset Securities Co. Ltd. 182,457 2,786,371
NAVER Corp. 12,862 2,468,046
Samsung Biologics Co. Ltd. * ~ 1,180 840,924
Samsung Electronics Co. Ltd. 305,945 18,341,496
Samsung Heavy Industries Co. Ltd. * 234,750 3,666,226
Samsung Securities Co. Ltd. 34,471 1,763,670
Shinhan Financial Group Co. Ltd. 57,110 2,879,369
SK Hynix, Inc. 49,615 12,299,452
TES Co. Ltd. 13,331 410,911
WONIK IPS Co. Ltd. 6,706 225,224
Yuanta Securities Korea Co. Ltd. 169,959 445,979
74,140,105
Taiwan - 19.9%
spacing
ACES Electronic Co. Ltd. 43,000 101,497
Acter Group Corp. Ltd. 14,000 357,712
Alchip Technologies Ltd. 4,000 459,500
Ardentec Corp. 277,000 775,692
ASE Technology Holding Co. Ltd. 26,000 141,970
Asia Optical Co., Inc. 158,000 826,680
Asustek Computer, Inc. 458,000 10,118,252
Chroma ATE, Inc. 241,000 4,599,238
Chunghwa Precision Test Tech Co. Ltd. 59,000 3,755,778
Compeq Manufacturing Co. Ltd. 950,000 2,297,592
Dynamic Holding Co. Ltd. 109,000 321,248
Dynapack International Technology Corp. 158,000 1,946,423
Eson Precision Ind Co. Ltd. 66,000 172,757
EZconn Corp. 10,000 262,648
Hong TAI Electric Industrial 188,000 237,048
ITEQ Corp. 831,000 2,905,997
King Yuan Electronics Co. Ltd. 555,000 3,002,743
Lelon Electronics Corp. 602,000 1,726,161
Marketech International Corp. 208,000 1,677,070
MediaTek, Inc. 234,000 10,148,514
Simplo Technology Co. Ltd. 53,000 644,886
Sinbon Electronics Co. Ltd. 51,000 386,535
Taiwan Semiconductor Manufacturing Co. Ltd. 1,917,000 83,270,290
Thinking Electronic Industrial Co. Ltd. 20,000 112,649
Tripod Technology Corp. 358,000 3,543,143
United Integrated Services Co. Ltd. 43,000 1,270,207
Yankey Engineering Co. Ltd. 29,000 422,794
Yuanta Financial Holding Co. Ltd. 38,950 44,620
Zhen Ding Technology Holding Ltd. 302,000 1,651,552
137,181,196
a Shares Value
Thailand - 1.1%
spacing
Charoen Pokphand Foods PCL 5,018,000 $ 3,452,520
Hana Microelectronics PCL 1,323,900 933,667
SCB X PCL 772,800 3,040,642
7,426,829
Turkey - 1.3%
spacing
Borusan Birlesik Boru Fabrikalari Sanayi ve
Ticaret AS * 34,906 358,321
Enka Insaat ve Sanayi AS 779,468 1,321,066
Ford Otomotiv Sanayi AS 244,501 583,018
Is Yatirim Menkul Degerler AS 853,395 891,219
Kocaer Celik Sanayi Ve Ticaret AS 1,255,978 423,731
Koza Anadolu Metal Madencilik Isletmeleri
AS * 1,085,343 2,352,822
Otokar Otomotiv Ve Savunma Sanayi AS * 20,745 255,997
Torunlar Gayrimenkul Yatirim Ortakligi AS
REIT 23,911 42,989
Turkcell Iletisim Hizmetleri AS 70,155 165,334
Turkiye Petrol Rafinerileri AS 445,352 2,000,194
Turkiye Sigorta AS 3,333,486 744,031
9,138,722
United Arab Emirates - 1.0%
spacing
Abu Dhabi Commercial Bank PJSC 626,457 2,489,427
Dubai Investments PJSC 1,346,344 1,109,261
Dubai Islamic Bank PJSC 677,864 1,767,969
Emirates NBD Bank PJSC 198,909 1,315,934
Fertiglobe PLC 223,667 149,886
6,832,477
United Kingdom - 0.4%
spacing
Anglogold Ashanti PLC 41,512 2,898,531
Total Common Stocks
    (Cost $614,775,785) 677,656,164
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $621,037,308) 685,125,764
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity
Funds 3.990
%
1,014,344 1,014,344
Principal
Amount
Repurchase Agreements - 0.5%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$1,723,442; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.840% - 7.000% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $1,757,911) $ 1,723,240 1,723,240

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$1,569,997; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $1,599,877) $ 1,567,443 $ 1,567,443
3,290,683
Total Securities Lending Collateral
(Cost $4,305,027) 4,305,027
a
TOTAL INVESTMENTS - 99.9%
(Cost $625,342,335) 689,430,791
DERIVATIVES - 0.0% 60,843
OTHER ASSETS & LIABILITIES, NET - 0.1% 453,624
NET ASSETS - 100.0% $ 689,945,258
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 12/25 63 $ 4,222,212 $ 4,283,055 $ 60,843

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 49.1%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 58,174
6.665% due 07/15/27  344,000 353,111
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 700,000 711,449
5.338% due 04/04/27 ~ 490,000 497,792
Mosaic Co.
4.050% due 11/15/27  600,000 598,457
2,218,983
Communications - 0.9%
AT&T, Inc.
2.950% due 07/15/26  60,000 59,459
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  760,000 748,399
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,470
4.620% due 07/16/28 ~ 760,000 767,638
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,090
Sprint LLC
7.625% due 03/01/26  600,000 601,355
T-Mobile USA, Inc.
2.625% due 04/15/26  75,000 74,401
2,511,812
Consumer, Cyclical - 3.2%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 589,000 589,213
American Honda Finance Corp.
4.985% (SOFR + 0.730%)
due 08/13/27 § 800,000 801,664
5.202% (SOFR + 0.870%)
due 07/09/27 § 800,000 803,632
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,654
5.050% due 07/15/26  800,000 806,198
5.125% due 06/15/30  120,000 123,908
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 227,000 230,296
Ford Motor Credit Co. LLC
5.800% due 03/05/27  800,000 808,333
5.850% due 05/17/27  1,400,000 1,417,819
6.950% due 06/10/26  400,000 405,266
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 98,139
4.350% due 01/17/27  500,000 500,699
5.400% due 04/06/26  1,200,000 1,206,812
5.400% due 05/08/27  580,000 590,092
6.000% due 01/09/28  80,000 82,875
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 551,975
5.650% due 06/26/26 ~ 80,000 80,761
Ross Stores, Inc.
0.875% due 04/15/26  60,000 58,920
9,216,256
a
Principal
Amount Value
Consumer, Non-Cyclical - 4.3%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  $ 860,000 $ 853,666
4.700% due 04/02/27  720,000 725,034
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  780,000 770,676
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 553,000 551,144
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,000,000 1,017,631
Centene Corp.
4.250% due 12/15/27  860,000 845,223
Cigna Group
3.400% due 03/01/27  880,000 871,919
CVS Health Corp.
1.300% due 08/21/27  800,000 758,104
2.875% due 06/01/26  760,000 753,111
6.250% due 06/01/27  620,000 639,805
HCA, Inc.
3.125% due 03/15/27  570,000 562,248
4.500% due 02/15/27  780,000 781,635
5.000% due 03/01/28  304,000 309,657
5.200% due 06/01/28  80,000 81,946
Humana, Inc.
1.350% due 02/03/27  820,000 789,506
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 257,000 258,723
6.125% due 07/27/27 ~ 200,000 206,449
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 334,000 339,692
Mars, Inc.
4.600% due 03/01/28 ~ 551,000 557,856
Philip Morris International, Inc.
4.125% due 04/28/28  690,000 691,436
12,365,461
Energy - 4.5%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  860,000 854,685
5.000% due 12/15/29 ~ 295,000 301,701
DCP Midstream Operating LP
5.625% due 07/15/27  862,000 880,773
Diamondback Energy, Inc.
5.200% due 04/18/27  760,000 771,235
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 660,144
5.300% due 04/05/29  840,000 867,630
5.900% due 11/15/26  870,000 885,523
Energy Transfer LP
6.050% due 12/01/26  60,000 61,137
EQT Corp.
3.125% due 05/15/26 ~ 80,000 79,283
3.900% due 10/01/27  892,000 886,446
Hess Corp.
4.300% due 04/01/27  830,000 833,096
MPLX LP
4.125% due 03/01/27  500,000 499,473
Northwest Pipeline LLC
4.000% due 04/01/27  620,000 618,809
Occidental Petroleum Corp.
5.000% due 08/01/27  1,100,000 1,112,854
ONEOK, Inc.
4.000% due 07/13/27  920,000 917,430

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.250% due 09/24/27  $ 720,000 $ 721,092
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  274,000 264,632
4.500% due 12/15/26  700,000 701,426
Western Midstream Operating LP
4.650% due 07/01/26  280,000 280,291
Williams Cos., Inc.
5.400% due 03/02/26  600,000 602,768
12,800,428
Financial - 29.3%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 900,000 917,615
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  650,000 644,779
3.650% due 07/21/27  700,000 693,908
4.625% due 10/15/27  700,000 705,485
6.100% due 01/15/27  700,000 715,250
6.450% due 04/15/27  150,000 154,771
American Express Co.
5.098% due 02/16/28  840,000 851,373
5.389% due 07/28/27  40,000 40,390
American Tower Corp.
3.375% due 10/15/26  800,000 794,409
3.600% due 01/15/28  840,000 829,918
Aon North America, Inc.
5.125% due 03/01/27  600,000 608,589
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 570,000 564,239
5.450% due 09/09/28 ~ 158,000 159,274
5.700% due 03/15/28  600,000 608,539
Arthur J Gallagher & Co.
4.600% due 12/15/27  419,000 423,285
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 588,954
4.950% due 01/07/27 ~ 625,000 630,608
5.516% due 03/25/27 ~ 720,000 733,422
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,983
4.950% due 01/15/28 ~ 912,000 921,479
6.375% due 05/04/28 ~ 890,000 928,629
Bank of America Corp.
3.559% due 04/23/27  560,000 557,857
3.705% due 04/24/28  410,000 407,409
3.824% due 01/20/28  920,000 915,871
4.948% due 07/22/28  580,000 588,442
5.819% due 09/15/29  740,000 773,998
5.933% due 09/15/27 † 760,000 772,732
Bank of Montreal (Canada)
4.567% due 09/10/27  620,000 622,244
5.266% due 12/11/26  500,000 506,881
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  870,000 874,885
4.936% (SOFR + 0.760%)
due 09/15/28 § 850,000 850,697
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 195,575
4.837% due 09/10/28  500,000 505,225
5.501% due 08/09/28  840,000 858,230
5.829% due 05/09/27  1,000,000 1,008,958
6.496% due 09/13/27  700,000 714,272
a
Principal
Amount Value
Blackstone Private Credit Fund
3.250% due 03/15/27  $ 60,000 $ 58,879
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 700,000 686,129
4.792% due 05/09/29 ~ 700,000 706,708
Brown & Brown, Inc.
4.600% due 12/23/26  247,000 248,379
4.700% due 06/23/28  137,000 138,382
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  560,000 568,847
Capital One Financial Corp.
1.878% due 11/02/27  860,000 838,052
7.149% due 10/29/27  770,000 793,182
Citigroup, Inc.
1.122% due 01/28/27  780,000 772,003
1.462% due 06/09/27  880,000 863,461
3.070% due 02/24/28  810,000 797,708
Citizens Bank NA
4.575% due 08/09/28  540,000 543,416
Corebridge Financial, Inc.
3.650% due 04/05/27  890,000 882,725
Corebridge Global Funding
5.750% due 07/02/26 ~ 760,000 769,242
Crown Castle, Inc.
3.700% due 06/15/26  700,000 697,255
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 500,000 487,351
4.298% due 04/01/28 ~ 600,000 600,702
5.427% due 03/01/28 ~ 900,000 915,634
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 684,763
2.552% due 01/07/28  800,000 782,597
5.373% due 01/10/29  400,000 408,664
5.706% due 02/08/28  850,000 865,564
7.146% due 07/13/27  150,000 153,224
Equitable America Global Funding
4.650% due 06/09/28 ~ 854,000 864,585
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 58,744
1.400% due 08/27/27 ~ 60,000 57,111
4.875% due 11/19/27 ~ 800,000 812,406
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 393,000 408,316
Goldman Sachs Bank USA
5.283% due 03/18/27  60,000 60,280
Goldman Sachs Group, Inc.
1.948% due 10/21/27  860,000 839,868
2.640% due 02/24/28  860,000 842,070
3.691% due 06/05/28  580,000 575,876
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 260,000 258,713
5.300% due 06/05/27 ~ 329,000 330,924
5.450% due 01/14/28  625,000 630,810
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  350,000 357,431
5.887% due 08/14/27  900,000 912,226
7.390% due 11/03/28  700,000 743,523
Huntington Bancshares, Inc.
4.443% due 08/04/28  670,000 673,122
Huntington National Bank
5.048% (SOFR + 0.720%)
due 04/12/28 § 577,000 576,044

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ING Groep NV (Netherlands)
4.858% due 03/25/29  $ 534,000 $ 541,220
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 198,831
Jackson Financial, Inc.
5.170% due 06/08/27  730,000 739,277
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 593,000 598,191
5.298% (SOFR + 0.970%)
due 01/14/28 ~ § 750,000 753,065
JPMorgan Chase & Co.
1.578% due 04/22/27  880,000 867,503
2.069% due 06/01/29  570,000 540,971
2.182% due 06/01/28  880,000 853,177
2.947% due 02/24/28  1,400,000 1,378,339
5.012% due 01/23/30  780,000 799,200
Lloyds Banking Group PLC (United Kingdom)
5.245% (SOFR + 1.060%)
due 06/13/29 § 800,000 803,426
5.462% due 01/05/28  890,000 903,480
5.871% due 03/06/29  410,000 425,468
LPL Holdings, Inc.
4.900% due 04/03/28  256,000 258,829
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,000,000 979,804
5.414% due 09/13/28  800,000 819,545
Morgan Stanley
3.591% due 07/22/28 § 880,000 870,887
3.772% due 01/24/29  880,000 872,468
5.173% due 01/16/30  200,000 205,596
5.652% due 04/13/28  730,000 746,498
5.656% due 04/18/30  740,000 772,903
Morgan Stanley Bank NA
4.968% due 07/14/28  400,000 405,991
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 196,263
3.073% due 05/22/28  600,000 589,590
5.333% (SOFR + 1.100%)
due 05/23/29 § 740,000 743,352
5.516% due 09/30/28  700,000 717,727
5.583% due 03/01/28  700,000 713,267
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,030,000 1,037,035
5.300% due 01/21/28  760,000 771,403
6.615% due 10/20/27  800,000 819,660
RGA Global Funding
4.350% due 08/25/28 ~ 800,000 801,302
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 550,000 559,637
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,616
Societe Generale SA (France)
5.249% due 05/22/29 ~ 740,000 752,563
5.500% due 04/13/29 ~ 200,000 204,272
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  700,000 701,320
4.568% due 12/17/26  760,000 764,365
5.264% due 12/11/26  40,000 40,565
5.532% due 07/17/26  40,000 40,452
Truist Financial Corp.
1.267% due 03/02/27  137,000 135,310
4.123% due 06/06/28  700,000 700,506
4.873% due 01/26/29  760,000 771,539
a
Principal
Amount Value
5.435% due 01/24/30  $ 320,000 $ 331,170
6.047% due 06/08/27  830,000 839,753
U.S. Bancorp
3.100% due 04/27/26  50,000 49,734
5.384% due 01/23/30  390,000 403,310
6.787% due 10/26/27  760,000 780,451
U.S. Bank NA
5.161% (SOFR + 0.910%)
due 05/15/28 § 750,000 753,187
UBS AG (Switzerland)
5.000% due 07/09/27  700,000 711,950
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 197,999
1.494% due 08/10/27 ~ 870,000 849,614
6.442% due 08/11/28 ~ 800,000 831,383
VICI Properties LP
4.750% due 02/15/28  740,000 746,372
4.750% due 04/01/28  40,000 40,439
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 660,000 657,694
Wells Fargo & Co.
2.393% due 06/02/28  960,000 933,405
3.196% due 06/17/27  780,000 774,575
3.526% due 03/24/28  700,000 693,843
4.900% due 01/24/28  509,000 513,742
5.707% due 04/22/28  560,000 573,156
6.303% due 10/23/29  870,000 921,664
Western Union Co.
1.350% due 03/15/26  60,000 59,150
84,129,095
Industrial - 1.6%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 217,000 218,390
Boeing Co.
2.700% due 02/01/27  800,000 783,988
3.100% due 05/01/26  300,000 298,044
5.040% due 05/01/27  800,000 808,844
6.259% due 05/01/27  70,000 72,053
CNH Industrial Capital LLC
1.450% due 07/15/26  860,000 841,786
4.500% due 10/08/27  700,000 704,619
Ingersoll Rand, Inc.
5.197% due 06/15/27  760,000 773,124
4,500,848
Technology - 1.5%
Broadcom, Inc.
4.150% due 02/15/28  640,000 641,800
5.050% due 07/12/27  740,000 752,923
Dell International LLC/EMC Corp.
due 02/15/29 # 190,000 189,587
4.750% due 04/01/28  270,000 274,026
4.900% due 10/01/26  760,000 764,421
Marvell Technology, Inc.
1.650% due 04/15/26  200,000 197,105
Micron Technology, Inc.
5.327% due 02/06/29  370,000 381,321
6.750% due 11/01/29  240,000 260,951
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  180,000 180,299

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
VMware LLC
1.400% due 08/15/26  $ 840,000 $ 821,526
4,463,959
Utilities - 3.0%
AES Corp.
1.375% due 01/15/26  60,000 59,452
5.450% due 06/01/28  760,000 778,586
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,656
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 560,000 550,326
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 591,042
2.850% due 08/15/26  690,000 682,937
DTE Energy Co.
4.875% due 06/01/28  508,000 516,936
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ 580,000 569,565
4.125% due 09/30/28 ~ 231,000 230,438
Exelon Corp.
2.750% due 03/15/27  860,000 843,430
FirstEnergy Corp.
3.900% due 07/15/27  800,000 795,290
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  364,000 368,029
NiSource, Inc.
5.250% due 03/30/28  1,090,000 1,119,006
Pacific Gas & Electric Co.
5.450% due 06/15/27  800,000 813,781
Pinnacle West Capital Corp.
4.900% due 05/15/28  115,000 116,890
Southern Co.
5.500% due 03/15/29  40,000 41,610
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 521,365
8,658,339
Total Corporate Bonds & Notes
    (Cost $139,701,125) 140,865,181
MORTGAGE-BACKED SECURITIES - 4.2%
Collateralized Mortgage Obligations - Commercial - 4.1%
ALA Trust
5.894% (SOFR + 1.743%)
due 06/15/40 ~ § 535,000 538,562
Benchmark Mortgage Trust
3.042% due 08/15/52  405,770 397,332
BLP Commercial Mortgage Trust
5.492% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,157
BX Commercial Mortgage Trust
4.935% (SOFR + 0.784%)
due 06/15/38 ~ § 621,607 621,315
5.443% (SOFR + 1.293%)
due 12/15/39 ~ § 505,190 507,044
5.542% (SOFR + 1.392%)
due 03/15/41 ~ § 687,602 688,778
5.592% (SOFR + 1.442%)
due 02/15/39 ~ § 483,506 484,489
5.594% (SOFR + 1.443%)
due 04/15/40 ~ § 429,282 430,683
a
Principal
Amount Value
5.912% (SOFR + 1.761%)
due 12/09/40 ~ § $ 393,805 $ 394,794
BX Trust
4.900% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,864
5.294% (SOFR + 1.144%)
due 03/15/30 ~ § 704,253 703,540
5.300% (SOFR + 1.150%)
due 02/15/35 ~ § 426,000 425,574
5.544% (SOFR + 1.393%)
due 03/15/30 ~ § 71,720 71,643
5.592% (SOFR + 1.442%)
due 04/15/41 ~ § 317,565 318,719
5.641% (SOFR + 1.491%)
due 04/15/37 ~ § 121,524 121,668
CD Mortgage Trust
2.622% due 08/10/49  616,203 613,598
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,748
ELP Commercial Mortgage Trust
4.966% (SOFR + 0.815%)
due 11/15/38 ~ § 717,026 716,533
Extended Stay America Trust
due 10/15/42 # ~ § 385,000 385,241
5.344% (SOFR + 1.194%)
due 07/15/38 ~ § 766,538 767,134
GS Mortgage Securities Trust
4.106% due 07/10/51 § 86,623 86,298
HAVN Trust
due 10/15/27 # ~ § 40,000 40,050
Hilton USA Trust
4.333% due 11/05/38 ~ § 171,000 169,987
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  72,708 72,316
Morgan Stanley Capital I Trust
1.925% due 07/15/53  778,704 731,797
SREIT Trust
4.995% (SOFR + 0.845%)
due 11/15/38 ~ § 204,677 204,538
5.344% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,835
TCO Commercial Mortgage Trust
5.393% (SOFR + 1.243%)
due 12/15/39 ~ § 213,000 213,512
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  765,604 757,840
3.063% due 12/15/52  48,923 47,948
3.933% due 03/15/52  818,705 813,939
5.270% due 03/15/38 ~ § 143,000 143,652
11,847,128
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 75,712 74,181
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 118,748 116,028
190,209
Total Mortgage-Backed Securities
    (Cost $11,954,718) 12,037,337

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 17.6%
Automobile Other - 1.8%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ $ 255,000 $ 254,678
Exeter Automobile Receivables Trust
4.400% due 05/15/30  440,000 441,974
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  200,000 201,829
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 235,000 236,848
4.910% due 03/15/30 ~ 395,000 399,941
5.122% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,182
5.522% (SOFR + 1.150%)
due 06/15/28 ~ § 1,247,000 1,253,632
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  485,000 489,800
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 558,258 563,263
5.038% due 07/25/31 ~ 49,613 50,099
5.121% due 12/29/32 ~ 399,369 402,611
5.185% due 07/25/31 ~ 205,541 207,460
Volkswagen Auto Lease Trust
4.010% due 01/22/29  710,000 711,401
5,343,718
Automobile Sequential - 6.3%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 635,000 640,008
4.590% due 03/15/34 ~ 505,000 508,323
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 370,000 369,290
4.770% due 02/20/29 ~ 850,000 861,180
4.800% due 08/20/29 ~ 100,000 101,419
BMW Vehicle Lease Trust
4.430% due 06/26/28  545,000 549,445
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,425
CarMax Auto Owner Trust
4.840% due 01/15/30  20,000 20,316
Carvana Auto Receivables Trust
4.040% due 11/11/30  675,000 674,139
4.550% due 08/12/30  390,000 393,820
4.640% due 01/10/30  495,000 498,493
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 820,000 829,008
4.510% due 02/22/28 ~ 678,000 681,763
4.820% due 02/20/29 ~ 365,000 371,058
5.060% due 03/20/31 ~ 150,000 153,425
5.160% due 09/20/30 ~ 150,000 152,949
Ford Credit Auto Owner Trust
4.450% due 10/15/29  790,000 798,354
4.610% due 08/15/29  25,000 25,303
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  395,000 401,038
5.122% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 932,760
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  980,000 989,182
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 146,115
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ $ 100,000 $ 101,507
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  770,000 778,844
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 320,000 323,735
Hyundai Auto Receivables Trust
4.360% due 12/17/29  740,000 747,466
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  15,000 15,208
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  515,000 519,287
4.740% due 01/16/29  145,000 145,676
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 480,000 484,281
4.750% due 07/22/30 ~ 940,000 951,410
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 770,000 771,399
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 650,000 657,363
USB Auto Owner Trust
4.490% due 06/17/30 ~ 190,000 192,019
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,450
Wheels Fleet Lease Funding 1 LLC
4.410% due 05/18/40 ~ 815,000 820,116
4.570% due 01/18/40 ~ 770,000 776,825
World Omni Auto Receivables Trust
4.730% due 03/15/30  415,000 420,119
World Omni Select Auto Trust
4.080% due 08/15/31  120,000 119,873
18,094,391
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,611
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,000,000 1,012,681
5.530% due 05/15/29 ~ 650,000 657,581
WF Card Issuance Trust
4.340% due 05/15/30  720,000 728,275
2,581,148
Other Asset-Backed Securities - 8.6%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 154,299 154,635
5.220% due 12/17/29 ~ 24,032 24,055
Allegro CLO XIII Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/20/38 ~ § 726,000 726,740
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 420,000 424,176
ARES LIV CLO Ltd. (Cayman)
5.411% (SOFR + 1.100%)
due 07/15/38 ~ § 530,000 530,540
ARES XXXIV CLO Ltd. (Cayman)
5.237% (SOFR + 1.000%)
due 07/17/38 ~ § 700,000 700,015
Bain Capital Credit CLO Ltd. (Cayman)
5.335% (SOFR + 1.150%)
due 04/20/34 ~ § 820,000 821,530
5.482% (SOFR + 1.150%)
due 04/22/35 ~ § 650,000 651,299

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Barings CLO Ltd. (Cayman)
5.465% (SOFR + 1.140%)
due 01/20/36 ~ § $ 1,250,000 $ 1,251,245
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 921,058 926,484
Bowling Green Park CLO LLC
5.269% (SOFR + 1.000%)
due 04/18/35 ~ § 250,000 250,953
Buckhorn Park CLO Ltd. (Cayman)
5.399% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,278
CCG Receivables Trust
4.480% due 10/14/32 ~ 100,000 100,593
Cedar Funding VI CLO Ltd. (Cayman)
5.637% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,247
Dext ABS LLC
4.590% due 08/16/27 ~ 180,000 180,387
4.770% due 08/15/35 ~ 255,000 257,745
DLLAA LLC
4.950% due 09/20/29 ~ 580,000 591,542
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,309
Dryden 68 CLO Ltd. (Cayman)
5.418% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,278
Flatiron CLO 19 Ltd. (Cayman)
5.365% (SOFR + 1.180%)
due 11/16/34 ~ § 638,467 639,416
Flatiron CLO 23 LLC
5.562% (SOFR + 1.240%)
due 04/17/36 ~ § 683,000 683,600
Flatiron RR CLO 22 LLC
5.228% (SOFR + 0.910%)
due 10/15/34 ~ § 710,000 709,645
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 99,776 100,181
Harriman Park CLO Ltd. (Cayman)
5.332% (SOFR + 1.000%)
due 07/20/38 ~ § 390,000 390,579
Hartwick Park CLO Ltd. (Jersey)
5.485% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 250,277
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 810,000 816,322
Invesco CLO Ltd. (Cayman)
5.233% (SOFR + 1.080%)
due 10/22/34 ~ § 560,000 560,000
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 940,000 954,639
5.260% due 11/15/28 ~ 150,000 152,892
M&T Equipment Notes
4.700% due 12/16/27 ~ 290,000 292,177
Madison Park Funding XLV Ltd. (Cayman)
5.398% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,375
Madison Park Funding XXVII Ltd. (Cayman)
5.225% (SOFR + 0.900%)
due 04/20/38 ~ § 725,000 725,751
Magnetite XXVI Ltd. (Cayman)
5.218% (SOFR + 0.900%)
due 01/25/38 ~ § 449,167 449,595
Marlette Funding Trust
4.750% due 07/16/35 ~ 78,839 78,979
a
Principal
Amount Value
4.950% due 07/16/35 ~ $ 700,000 $ 703,411
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 518,000 518,630
Oportun Issuance Trust
4.490% due 07/08/33 ~ 165,000 165,752
4.880% due 05/09/33 ~ 360,000 362,577
Palmer Square Loan Funding Ltd. (Cayman)
5.011% (SOFR + 0.800%)
due 02/15/33 ~ § 233,598 232,351
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 820,000 820,028
5.418% (SOFR + 1.100%)
due 04/15/31 ~ § 320,484 320,833
5.718% (SOFR + 1.400%)
due 04/15/31 ~ § 900,000 901,798
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 100,000 100,803
PK Alift Loan Funding 7 LP
due 03/15/43 # ~ 250,000 250,659
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,839
RCKT Trust
4.900% due 07/25/34 ~ 82,650 82,853
Reach ABS Trust
4.930% due 08/18/32 ~ 179,153 179,913
SoFi Consumer Loan Program Trust
4.470% due 08/15/34 ~ 190,000 190,441
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 950,000 962,986
Upstart Securitization Trust
4.600% due 09/20/35 ~ 850,000 850,930
Valley Stream Park CLO Ltd. (Jersey)
5.515% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 251,100
Verdant Receivables LLC
4.850% due 03/13/28 ~ 100,000 100,579
Verizon Master Trust
4.510% due 03/20/30  590,000 595,247
4.620% due 11/20/30  250,000 253,435
4.710% due 01/21/31  580,000 590,361
Voya CLO Ltd. (Cayman)
5.325% (SOFR + 1.000%)
due 01/20/38 ~ § 603,571 604,124
24,590,129
Total Asset-Backed Securities
    (Cost $50,309,982) 50,609,386
U.S. TREASURY OBLIGATIONS - 9.7%
U.S. Treasury Notes - 9.7%
3.500% due 09/30/26 ‡ 13,975,000 13,946,875
4.250% due 03/15/27 ‡ 13,769,300 13,882,789
27,829,664
Total U.S. Treasury Obligations
    (Cost $27,698,193) 27,829,664

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 17.2%
U.S. Treasury Bills - 17.2%
3.950% due 12/26/25 ‡ $ 25,000,000 $ 24,770,237
4.035% due 10/28/25 ‡ 24,500,900 24,426,670
49,196,907
Total Short-Term Investments
(Cost $49,191,879) 49,196,907
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.8%
    (Cost $278,855,897) 280,538,475
Shares
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 185,720 185,720
Principal
Amount
Repurchase Agreements - 0.2%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$315,551; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $321,862) $ 315,514 315,514
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$287,456; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $292,927) 286,989 286,989
602,503
Total Securities Lending Collateral
(Cost $788,223) 788,223
a
TOTAL INVESTMENTS - 98.1%
(Cost $279,644,120) 281,326,698
DERIVATIVES - (0.2%) (479,093)
OTHER ASSETS & LIABILITIES, NET - 2.1% 5,909,686
NET ASSETS - 100.0% $ 286,757,291
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 12/25 109 $ 15,189,136 $ 15,179,885 ( $ 9,251 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 12/25 303 63,082,473 63,144,727 (62,254)

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of September 30, 2025, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 12/25 23 $ 2,506,062 $ 2,511,492 ( $ 5,430 )
( $ 67,684 )
Total Futures Contracts ( $ 76,935 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net EAFE SOFR + 0.460% S JPM 11/17/25 $ 145,435,809 ( $ 216,860 ) $ – ( $ 216,860 )
MSCI Daily Trust Net Growth EAFE SOFR + 0.515% S CIT 01/15/26 15,971,184 (5,662) – (5,662)
MSCI Daily Total Return Net Value EAFE SOFR + 0.345% S GSC 01/15/26 45,907,425 (100,103) – (100,103)
MSCI Daily Total Return Net EAFE SOFR + 0.250% S CIT 07/15/26 30,255,743 (38,461) – (38,461)
MSCI Daily Total Return Net EAFE SOFR + 0.290% S GSC 07/15/26 42,523,927 (45,237) – (45,237)
MSCI Daily Total Return Net EAFE SOFR + 0.295% S MSC 10/15/26 48,669,529 (51,863) – (51,863)
( $ 458,186 ) $ – ( $ 458,186 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Trust Net Growth EAFE SOFR + 0.390% S CIT 01/15/26 $ 42,535,038 $ 18,898 $ – $ 18,898
MSCI Daily Total Return Net Value EAFE SOFR + 0.270% S GSC 01/15/26 15,442,174 37,130 – 37,130
$ 56,028 $ – $ 56,028
Total Return Swaps ( $ 402,158 ) $ – ( $ 402,158 )
Total Swap Agreements ( $ 402,158 ) $ – ( $ 402,158 )

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.9%
Australia - 2.0%
spacing
Brambles Ltd. 606,941 $ 9,958,474
Pro Medicus Ltd. 7,018 1,428,834
11,387,308
Belgium - 2.5%
spacing
KBC Group NV 30,625 3,670,069
UCB SA 36,597 10,215,501
13,885,570
Brazil - 0.9%
spacing
MercadoLibre, Inc. * 2,136 4,991,704
Canada - 6.9%
spacing
Agnico Eagle Mines Ltd. 38,115 6,424,664
Celestica, Inc. * 28,368 6,980,807
Constellation Software, Inc. 1,291 3,504,615
Dollarama, Inc. 71,782 9,466,745
Loblaw Cos. Ltd. 192,258 7,436,407
Shopify, Inc. Class A * 33,286 4,946,632
38,759,870
China - 4.4%
spacing
Lenovo Group Ltd. 4,026,397 5,966,271
Tencent Holdings Ltd. 156,121 13,303,007
WuXi AppTec Co. Ltd. Class H ~ 105,427 1,613,047
Zai Lab Ltd. ADR * 107,862 3,655,443
24,537,768
Denmark - 0.9%
spacing
Novo Nordisk AS Class B  89,131 4,962,959
France - 10.5%
spacing
Airbus SE 56,473 13,187,909
AXA SA 178,562 8,562,948
Danone SA 140,598 12,250,760
Hermes International SCA 2,362 5,808,251
L'Oreal SA 13,982 6,075,000
Safran SA 36,430 12,927,879
58,812,747
Germany - 8.6%
spacing
E.ON SE 502,095 9,457,198
Nemetschek SE 21,746 2,837,888
SAP SE 68,615 18,372,857
Siemens Energy AG * 149,278 17,551,976
48,219,919
Israel - 1.4%
spacing
Check Point Software Technologies Ltd. * 37,845 7,830,509
Italy - 6.5%
spacing
Ferrari NV 15,272 7,402,657
Intesa Sanpaolo SpA 2,010,413 13,307,281
Prysmian SpA 100,577 10,009,577
UniCredit SpA 72,403 5,509,512
36,229,027
a Shares Value
Japan - 15.6%
spacing
Fujikura Ltd. 87,657 $ 8,574,337
Hoya Corp. 36,948 5,108,809
Mitsubishi Heavy Industries Ltd. 294,200 7,698,947
Mitsubishi UFJ Financial Group, Inc. 548,951 8,855,331
Nomura Research Institute Ltd. 123,319 4,734,468
SoftBank Group Corp. 53,072 6,696,652
Sony Financial Group, Inc. * 620,628 688,258
Sony Group Corp. 620,628 17,841,008
Terumo Corp. 373,618 6,163,395
Tokio Marine Holdings, Inc. 217,679 9,212,858
Tokyo Electron Ltd. 66,758 11,833,988
87,408,051
Netherlands - 5.7%
spacing
Adyen NV * ~ 3,632 5,844,176
Argenx SE * 18,154 13,413,081
ASML Holding NV 12,732 12,416,080
31,673,337
Singapore - 3.1%
spacing
Sea Ltd. ADR * 98,532 17,610,624
Spain - 3.7%
spacing
Banco Santander SA 987,844 10,366,751
Industria de Diseno Textil SA 189,471 10,486,054
20,852,805
Sweden - 0.9%
spacing
EQT AB 142,648 4,947,237
Switzerland - 2.5%
spacing
Cie Financiere Richemont SA Class A  45,373 8,710,087
Givaudan SA 1,266 5,164,064
13,874,151
Taiwan - 1.6%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 210,371 9,138,056
United Kingdom - 15.4%
spacing
3i Group PLC 145,195 8,003,575
AstraZeneca PLC 89,039 13,640,863
BAE Systems PLC 316,502 8,810,282
HSBC Holdings PLC 593,869 8,381,341
London Stock Exchange Group PLC 12,999 1,490,765
Marks & Spencer Group PLC 583,330 2,861,889
NatWest Group PLC 1,692,023 11,951,349
RELX PLC 225,231 10,761,267
Tesco PLC 1,299,680 7,789,870
Unilever PLC 211,473 12,499,871
86,191,072
United States - 4.8%
spacing
Alcon AG 17,587 1,322,803
Linde PLC 13,603 6,461,425
Schneider Electric SE 36,544 10,286,123
Trane Technologies PLC 20,453 8,630,348
26,700,699
Total Common Stocks
    (Cost $459,691,446) 548,013,413

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Value
TOTAL INVESTMENTS - 97.9%
(Cost $459,691,446) $ 548,013,413
OTHER ASSETS & LIABILITIES, NET - 2.1% 11,713,663
NET ASSETS - 100.0% $ 559,727,076

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.8%
Australia - 0.7%
spacing
Rio Tinto PLC 125,723 $ 8,285,448
Canada - 3.2%
spacing
Canadian National Railway Co. 108,864 10,265,875
Intact Financial Corp. 40,086 7,799,157
Suncor Energy, Inc. † 221,442 9,266,927
Toronto-Dominion Bank † 157,437 12,588,625
39,920,584
China - 2.6%
spacing
NetEase, Inc. 463,000 14,062,392
Tencent Holdings Ltd. 215,723 18,381,669
32,444,061
Denmark - 2.0%
spacing
Carlsberg AS Class B  116,262 13,532,647
Novo Nordisk AS Class B  201,887 11,241,396
24,774,043
Finland - 1.1%
spacing
Kone OYJ Class B  195,936 13,364,625
France - 14.9%
spacing
Air Liquide SA 164,030 34,176,747
BNP Paribas SA 238,122 21,779,308
Capgemini SE 124,953 18,227,822
Cie de Saint-Gobain SA 179,300 19,427,442
Cie Generale des Etablissements Michelin
SCA 234,753 8,454,333
Dassault Systemes SE 186,067 6,259,483
Edenred SE 286,364 6,819,678
Engie SA 874,030 18,788,610
EssilorLuxottica SA 23,909 7,788,447
Legrand SA 81,379 13,522,029
LVMH Moet Hennessy Louis Vuitton SE 27,955 17,202,987
Pernod Ricard SA 134,421 13,233,834
185,680,720
Germany - 7.8%
spacing
Beiersdorf AG 135,784 14,207,903
Deutsche Boerse AG 88,224 23,625,597
Merck KGaA 131,202 17,022,771
MTU Aero Engines AG 23,496 10,839,587
SAP SE 114,903 30,767,273
96,463,131
Hong Kong - 2.2%
spacing
AIA Group Ltd. 1,846,807 17,699,729
Prudential PLC 670,013 9,379,983
27,079,712
India - 0.7%
spacing
HDFC Bank Ltd. 443,259 4,750,272
Tata Consultancy Services Ltd. 122,868 3,999,268
8,749,540
Ireland - 1.4%
spacing
AIB Group PLC 1,925,504 17,554,318
a Shares Value
Israel - 1.4%
spacing
Check Point Software Technologies Ltd. * 82,932 $ 17,159,460
Italy - 4.4%
spacing
Eni SpA 760,277 13,301,877
Intesa Sanpaolo SpA 3,126,976 20,698,010
Ryanair Holdings PLC ADR 348,385 20,979,745
54,979,632
Japan - 19.0%
spacing
Daikin Industries Ltd. 112,500 12,966,984
Denso Corp. 944,700 13,595,823
FUJIFILM Holdings Corp. 496,700 12,352,078
Hitachi Ltd. 1,110,200 29,412,602
Hoya Corp. 44,000 6,083,891
Kose Corp. 106,600 4,271,568
LY Corp. 3,593,300 11,534,525
Mitsubishi Electric Corp. 812,900 20,878,305
Olympus Corp. 830,600 10,501,291
Seven & i Holdings Co. Ltd. 877,200 11,770,631
Shin-Etsu Chemical Co. Ltd. 531,700 17,409,728
Sompo Holdings, Inc. 421,800 13,040,173
Sony Financial Group, Inc. * 224,833 249,333
Sony Group Corp. 881,200 25,331,594
Sumitomo Mitsui Financial Group, Inc. 644,500 18,131,627
Suzuki Motor Corp. 813,200 11,839,280
Terumo Corp. 551,700 9,101,127
ZOZO, Inc. 884,300 8,125,520
236,596,080
Netherlands - 1.8%
spacing
ING Groep NV 863,600 22,639,930
Portugal - 0.8%
spacing
Galp Energia SGPS SA 503,464 9,540,519
Singapore - 1.1%
spacing
DBS Group Holdings Ltd. 341,585 13,546,501
Spain - 1.5%
spacing
Amadeus IT Group SA 233,547 18,564,588
Switzerland - 5.9%
spacing
Cie Financiere Richemont SA Class A  138,660 26,618,046
Sonova Holding AG 23,780 6,523,000
UBS Group AG (XVTX) 539,314 22,173,108
Zurich Insurance Group AG 25,827 18,460,699
73,774,853
Taiwan - 2.5%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 112,705 31,477,379
United Kingdom - 11.1%
spacing
British American Tobacco PLC 303,245 16,128,776
Compass Group PLC 750,318 25,575,141
London Stock Exchange Group PLC 116,018 13,305,298
NatWest Group PLC 2,395,714 16,921,764
RELX PLC (REN LN) 373,387 17,839,983
RELX PLC (REN NA) 5,341 255,994
Rolls-Royce Holdings PLC 2,128,693 34,217,127

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Tesco PLC 2,262,826 $ 13,562,662
137,806,745
United States - 11.7%
spacing
Experian PLC 411,439 20,665,409
Linde PLC 9,096 4,320,600
Nestle SA 240,511 22,087,384
Novartis AG 200,805 25,819,171
Qiagen NV 213,828 9,537,480
Roche Holding AG 85,273 28,394,500
Schneider Electric SE 125,650 35,366,992
146,191,536
Total Common Stocks
    (Cost $944,030,485) 1,216,593,405
Principal
Amount
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency Issues - 1.2%
Federal National Mortgage Association
Discount Notes
4.160% due 10/01/25  $ 14,989,000 14,987,326
Total Short-Term Investments
(Cost $14,989,000) 14,987,326
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $959,019,485) 1,231,580,731
Shares
SECURITIES LENDING COLLATERAL - 1.8%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity
Funds 3.990
%
5,418,541 5,418,541
Principal
Amount
Repurchase Agreements - 1.4%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$9,206,480; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.840% - 7.000% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $9,390,609) $ 9,205,401 9,205,401
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$8,386,788; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $8,546,403) 8,373,145 8,373,145
17,578,546
Total Securities Lending Collateral
(Cost $22,997,087) 22,997,087
a
Value
TOTAL INVESTMENTS - 100.8%
(Cost $982,016,572) $ 1,254,577,818
OTHER ASSETS & LIABILITIES, NET - (0.8%) (10,110,013)
NET ASSETS - 100.0% $ 1,244,467,805

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 92.9%
Australia - 3.7%
spacing
Amotiv Ltd. 585,896 $ 3,445,775
AUB Group Ltd. 149,395 3,232,633
Deterra Royalties Ltd. 976,968 2,569,536
Imdex Ltd. 2,314,201 5,144,872
Inghams Group Ltd. 1,019,256 1,705,164
nib holdings Ltd. 498,243 2,440,801
Servcorp Ltd. 18,539 87,466
18,626,247
Austria - 3.2%
spacing
Eurotelesites AG * 171,163 988,694
Mayr Melnhof Karton AG 34,718 3,235,113
Strabag SE 50,245 4,589,851
Telekom Austria AG 372,624 3,981,063
Wienerberger AG 102,411 3,315,490
16,110,211
Belgium - 0.8%
spacing
Econocom Group SA NV 207,564 430,845
Fagron 161,336 3,765,638
4,196,483
Brazil - 0.9%
spacing
Afya Ltd. Class A  92,090 1,436,604
Hypera SA 529,772 2,262,524
LOG Commercial Properties e Participacoes
SA 174,995 772,677
4,471,805
Canada - 3.0%
spacing
CCL Industries, Inc. Class B  90,870 5,121,680
ECN Capital Corp. † 114,410 233,473
North West Co., Inc. 124,160 4,266,244
Open Text Corp. 95,230 3,559,578
Parkland Corp. 27,070 748,865
Quebecor, Inc. Class A  34,900 1,133,491
15,063,331
Cayman - 0.1%
spacing
Patria Investments Ltd. Class A  18,930 276,378
China - 5.1%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 680,564
Consun Pharmaceutical Group Ltd. 1,578,000 3,458,252
Far East Horizon Ltd. 5,414,647 4,780,116
Horizon Construction Development Ltd. 745,080 118,724
Precision Tsugami China Corp. Ltd. ~ 613,572 2,531,599
Qingdao Port International Co. Ltd. Class H ~ 5,392,772 4,995,430
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  3,630,150 2,710,268
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  1,002,993 3,868,032
Yangzijiang Shipbuilding Holdings Ltd. 959,820 2,511,140
25,654,125
Finland - 1.1%
spacing
Huhtamaki OYJ 118,725 4,119,806
Tokmanni Group Corp. 114,517 1,222,646
5,342,452
a Shares Value
France - 3.0%
spacing
Altarea SCA REIT 27,740 $ 3,421,721
ARGAN SA REIT 42,299 3,170,819
IPSOS SA 46,052 2,057,670
Thermador Groupe 29,862 2,608,427
Vallourec SACA 205,327 3,919,226
15,177,863
Germany - 2.6%
spacing
Bechtle AG 66,500 3,074,217
JOST Werke SE ~ 16,240 948,369
Norma Group SE 16,880 284,078
Rheinmetall AG 1,976 4,622,204
Stabilus SE 45,208 1,313,932
Talanx AG 20,976 2,796,676
13,039,476
Greece - 1.1%
spacing
Athens International Airport SA 233,128 2,841,048
OPAP SA 110,966 2,588,658
5,429,706
Hong Kong - 1.2%
spacing
Sino Land Co. Ltd. 2,716,874 3,435,013
WH Group Ltd. ~ 2,651,770 2,871,737
6,306,750
Hungary - 0.3%
spacing
Richter Gedeon Nyrt 51,196 1,558,150
India - 0.6%
spacing
Redington Ltd. 967,460 3,089,928
Indonesia - 1.2%
spacing
Bank Syariah Indonesia Tbk. PT 8,099,800 1,261,011
Selamat Sempurna Tbk. PT 22,286,870 2,474,090
Sumber Alfaria Trijaya Tbk. PT 19,695,870 2,283,471
6,018,572
Ireland - 1.3%
spacing
Dalata Hotel Group PLC 351,884 2,644,030
Irish Residential Properties REIT PLC ◊ 3,094,026 3,556,260
Mincon Group PLC 991,784 500,694
6,700,984
Italy - 3.4%
spacing
Banca Generali SpA 48,015 2,683,903
Banca Mediolanum SpA 128,780 2,586,518
Lottomatica Group SpA 83,100 2,236,158
Pirelli & C SpA ~ 345,182 2,356,076
Recordati Industria Chimica e Farmaceutica
SpA 79,285 4,839,159
Sesa SpA † 24,930 2,540,469
17,242,283
Japan - 25.5%
spacing
ABC-Mart, Inc. 145,120 2,878,601
Amano Corp. 97,080 2,751,376
As One Corp. 191,210 3,175,192
BayCurrent, Inc. 69,970 4,111,924
Capcom Co. Ltd. 104,220 2,829,676

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Daiichikosho Co. Ltd. 138,880 $ 1,570,793
Dentsu Soken, Inc. 50,510 2,214,932
Dexerials Corp. 244,040 3,742,186
Ebara Corp. 267,090 6,088,193
Fuji Electric Co. Ltd. 66,050 4,427,578
Funai Soken Holdings, Inc. 123,490 2,154,703
Hachijuni Bank Ltd. 392,510 4,092,974
Hikari Tsushin, Inc. 9,920 2,763,400
Hokuhoku Financial Group, Inc. 218,980 5,719,797
Inaba Denki Sangyo Co. Ltd. 128,840 3,659,455
Isuzu Motors Ltd. 249,360 3,142,775
Itochu Enex Co. Ltd. 119,750 1,600,177
Kamigumi Co. Ltd. 134,430 4,077,760
Kawasaki Heavy Industries Ltd. 70,610 4,660,225
Kuraray Co. Ltd. 293,950 3,378,786
Kyoto Financial Group, Inc. 199,120 4,219,315
Maruwa Co. Ltd. 13,220 3,453,153
MEITEC Group Holdings, Inc. 144,960 3,127,032
Mitani Corp. 131,140 1,905,692
NOF Corp. 285,690 4,984,893
NSD Co. Ltd. 183,750 4,319,841
PALTAC Corp. 131,920 4,127,563
Persol Holdings Co. Ltd. 1,413,310 2,574,123
Prestige International, Inc. 99,070 441,764
Renesas Electronics Corp. 246,010 2,830,392
Roland Corp. 43,780 998,108
S Foods, Inc. 22,600 415,000
San-Ai Obbli Co. Ltd. 213,850 3,017,636
Ship Healthcare Holdings, Inc. 283,050 4,376,223
Starts Corp., Inc. 58,440 2,005,751
Systena Corp. 1,083,000 3,875,617
TIS, Inc. 89,640 2,956,788
TKC Corp. 71,120 2,031,448
Tsuruha Holdings, Inc. 356,810 5,712,193
WingArc1st, Inc. 108,400 2,394,747
128,807,782
Mexico - 0.8%
spacing
Bolsa Mexicana de Valores SAB de CV 462,699 966,909
Gruma SAB de CV Class B  63,336 1,175,798
Grupo Comercial Chedraui SA de CV 236,360 1,872,966
4,015,673
Netherlands - 1.0%
spacing
Acomo NV 44,632 1,227,370
Arcadis NV 78,881 3,983,013
5,210,383
Norway - 1.8%
spacing
Europris ASA ~ 461,285 4,683,496
SpareBank 1 SMN 235,886 4,581,786
9,265,282
Peru - 0.2%
spacing
Intercorp Financial Services, Inc. 29,585 1,193,459
Philippines - 1.6%
spacing
Century Pacific Food, Inc. 6,624,955 4,285,731
Robinsons Land Corp. 15,442,459 3,958,789
8,244,520
a Shares Value
Saudi Arabia - 0.6%
spacing
Bupa Arabia for Cooperative Insurance Co. 66,520 $ 2,924,950
Singapore - 1.4%
spacing
Hour Glass Ltd. 955,082 1,510,421
HRnetgroup Ltd. ~ 3,100,465 1,730,559
Mapletree Industrial Trust REIT 2,393,839 3,955,273
7,196,253
South Africa - 0.6%
spacing
Pepkor Holdings Ltd. ~ 2,098,145 2,955,046
South Korea - 0.5%
spacing
Soulbrain Co. Ltd. 4,450 916,097
Vitzrocell Co. Ltd. 79,740 1,655,732
2,571,829
Spain - 4.4%
spacing
CIE Automotive SA 149,079 4,669,937
Grupo Catalana Occidente SA 99,391 5,706,144
Logista Integral SA 144,981 4,924,567
Prosegur Cia de Seguridad SA 1,309,357 4,494,299
Viscofan SA 33,262 2,269,630
22,064,577
Sweden - 1.9%
spacing
Alligo AB Class B  132,203 1,609,286
Beijer Alma AB 103,139 2,706,814
Granges AB 360,807 4,484,150
NOBA Bank Group AB * 85,700 855,689
9,655,939
Taiwan - 3.7%
spacing
International Games System Co. Ltd. 152,960 3,960,584
Sporton International, Inc. 436,419 2,570,597
Test Research, Inc. 523,947 3,082,750
Tripod Technology Corp. 460,799 4,560,549
Yageo Corp. 779,808 4,373,014
18,547,494
United Kingdom - 13.3%
spacing
Ashtead Technology Holdings PLC 720,391 3,384,364
Beazley PLC 241,920 2,958,673
Bodycote PLC 291,919 2,528,355
Close Brothers Group PLC * 352,700 2,353,226
Convatec Group PLC ~ 1,028,366 3,210,817
DCC PLC 37,072 2,386,395
Grainger PLC REIT 1,494,391 3,911,070
Hiscox Ltd. 263,718 4,867,653
ICG PLC 110,620 3,321,193
Informa PLC 212,133 2,627,540
JET2 PLC 132,444 2,528,280
Lancashire Holdings Ltd. 360,729 3,278,981
LSL Property Services PLC 244,004 866,345
Metlen Energy & Metals PLC * 70,809 3,936,364
Premier Foods PLC 1,968,286 5,082,522
Rathbones Group PLC 134,776 3,318,601
Sabre Insurance Group PLC ~ 2,081,086 4,075,402
Savills PLC 279,463 3,585,605
Subsea 7 SA 170,207 3,531,744
UNITE Group PLC REIT 308,400 2,986,857

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Vistry Group PLC * 305,557 $ 2,667,500
67,407,487
United States - 3.0%
spacing
Antero Resources Corp. * 91,501 3,070,774
GCC SAB de CV 303,660 2,876,011
Impro Precision Industries Ltd. ~ 3,886,081 2,154,869
Ovintiv, Inc. 73,140 2,953,393
RHI Magnesita NV 84,232 2,343,475
Smurfit WestRock PLC 44,360 1,888,405
15,286,927
Total Common Stocks
    (Cost $417,700,040) 469,652,345
EXCHANGE-TRADED FUNDS - 3.8%
iShares MSCI India † 366,430 19,076,346
a
Total Exchange-Traded Funds
    (Cost $19,671,184) 19,076,346
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.7%
    (Cost $437,371,224) 488,728,691
SECURITIES LENDING COLLATERAL - 3.6%
Mutual Funds - 0.8%
The Morgan Stanley Institutional Liquidity
Funds 3.990
%
4,318,491 4,318,491
Principal
Amount
Repurchase Agreements - 2.8%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$7,337,418; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.840% - 7.000% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $7,484,166) $ 7,336,558 7,336,558
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$6,684,137; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $6,811,347) 6,673,263 6,673,263
14,009,821
Total Securities Lending Collateral
(Cost $18,328,312) 18,328,312
a
TOTAL INVESTMENTS - 100.3%
(Cost $455,699,536) 507,057,003
OTHER ASSETS & LIABILITIES, NET - (0.3%) (1,340,795)
NET ASSETS - 100.0% $ 505,716,208

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, restricted securities were as follows:
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $3,120,916 $3,556,260 0.7%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.5%
Brazil - 0.1%
spacing
Raizen SA * 7,659,541 $ 1,467,938
Germany - 1.4%
spacing
Henkel AG & Co. KGaA 58,304 4,704,335
Volkswagen AG 109,189 11,834,961
16,539,296
Total Preferred Stocks
    (Cost $20,922,551) 18,007,234
COMMON STOCKS - 95.9%
Austria - 2.2%
spacing
ams-OSRAM AG * 142,945 2,023,620
Erste Group Bank AG 172,635 16,970,462
Mondi PLC 485,467 6,715,016
25,709,098
Belgium - 1.1%
spacing
Ageas SA 148,477 10,297,822
Proximus SADP 267,468 2,340,425
12,638,247
Brazil - 4.2%
spacing
Ambev SA 3,540,812 8,043,293
Banco Bradesco SA ADR 4,547,667 15,371,115
Lojas Renner SA 1,872,876 5,324,179
Natura Cosmeticos SA * 2,624,372 4,610,433
Telefonica Brasil SA 1,746,761 11,181,765
Ultrapar Participacoes SA 1,161,296 4,793,776
49,324,561
Canada - 1.1%
spacing
Barrick Mining Corp. 395,498 12,990,022
China - 1.5%
spacing
Alibaba Group Holding Ltd. 134,033 2,997,527
Baidu, Inc. Class A * 715,151 11,824,617
China Mengniu Dairy Co. Ltd. 1,609,733 3,095,591
17,917,735
Finland - 0.9%
spacing
Nokia OYJ (OMXH) 2,223,351 10,691,645
France - 11.9%
spacing
Arkema SA 57,329 3,635,121
AXA SA 235,656 11,300,893
BNP Paribas SA 184,413 16,866,931
Carrefour SA 549,084 8,321,239
Cie de Saint-Gobain SA 99,552 10,786,619
Engie SA 729,500 15,681,717
Orange SA 1,017,092 16,498,232
Renault SA 139,325 5,728,822
Societe Generale SA 425,448 28,324,756
TotalEnergies SE 326,591 19,892,205
Valeo SE 348,180 4,390,850
141,427,385
a Shares Value
Germany - 4.5%
spacing
Aumovio SE * 55,864 $ 2,303,401
BASF SE 220,263 11,005,274
Continental AG 78,404 5,186,896
Daimler Truck Holding AG 250,182 10,345,411
Evonik Industries AG 401,159 6,975,790
Fresenius SE & Co. KGaA 250,062 13,974,843
Mercedes-Benz Group AG 67,742 4,269,777
54,061,392
Hong Kong - 3.1%
spacing
ASMPT Ltd. 544,273 5,739,623
CK Asset Holdings Ltd. 1,339,034 6,485,076
Prudential PLC 1,306,453 18,289,954
WH Group Ltd. ~ 5,333,462 5,775,878
36,290,531
India - 0.3%
spacing
Canara Bank 2,889,198 4,026,152
Indonesia - 0.4%
spacing
Bank Negara Indonesia Persero Tbk. PT 19,149,155 4,724,114
Ireland - 2.1%
spacing
AIB Group PLC 1,343,821 12,251,266
Bank of Ireland Group PLC 753,778 12,480,546
24,731,812
Italy - 4.7%
spacing
BPER Banca SpA 1,159,808 12,899,566
Eni SpA 850,052 14,872,588
UniCredit SpA 364,432 27,731,484
55,503,638
Ivory Coast - 0.5%
spacing
Endeavour Mining PLC † 140,699 5,910,227
Japan - 19.0%
spacing
Alfresa Holdings Corp. 211,910 3,033,638
Alps Alpine Co. Ltd. 179,796 2,275,861
Amada Co. Ltd. 249,470 3,065,818
Chiba Bank Ltd. 975,060 10,221,018
Dai-ichi Life Holdings, Inc. 357,800 2,814,514
Dentsu Group, Inc. 330,380 7,211,917
Eisai Co. Ltd. 128,044 4,325,685
Hakuhodo DY Holdings, Inc. 382,450 3,070,125
Hino Motors Ltd. * 524,598 1,369,780
Honda Motor Co. Ltd. † 712,418 7,351,672
Horiba Ltd. 47,020 3,974,124
Isuzu Motors Ltd. 77,751 979,924
Japan Airlines Co. Ltd. 211,477 4,258,169
Japan Post Insurance Co. Ltd. 376,580 10,672,667
JGC Holdings Corp. 351,880 3,592,258
Kirin Holdings Co. Ltd. 180,457 2,643,897
Koito Manufacturing Co. Ltd. † 462,600 7,000,198
Kubota Corp. 796,330 10,005,414
Mitsubishi Estate Co. Ltd. 593,787 13,647,501
Mitsubishi Gas Chemical Co., Inc. 264,910 4,726,484
Nikon Corp. † 257,142 2,990,160
Nippon Television Holdings, Inc. 140,077 3,733,227
Nissan Motor Co. Ltd. * 1,790,928 4,355,497

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ono Pharmaceutical Co. Ltd. † 161,820 $ 1,874,009
Persol Holdings Co. Ltd. 2,641,280 4,810,678
Resona Holdings, Inc. † 1,300,075 13,257,251
Rinnai Corp. 171,080 4,051,745
Rohm Co. Ltd. † 620,675 9,266,029
Sega Sammy Holdings, Inc. 145,850 3,073,066
Stanley Electric Co. Ltd. 172,976 3,489,170
Subaru Corp. 358,638 7,308,791
Sumitomo Heavy Industries Ltd. 150,871 3,625,444
Sumitomo Mitsui Trust Group, Inc. 470,444 13,654,173
Sumitomo Rubber Industries Ltd. 279,023 3,383,223
T&D Holdings, Inc. 697,866 17,058,448
Taiheiyo Cement Corp. 90,101 2,338,883
Takeda Pharmaceutical Co. Ltd. 212,548 6,242,618
THK Co. Ltd. 115,789 3,196,427
Tsuruha Holdings, Inc. 362,020 5,795,600
Yamato Holdings Co. Ltd. 393,147 6,284,486
226,029,589
Luxembourg - 0.2%
spacing
RTL Group SA 57,941 2,379,837
Mexico - 1.2%
spacing
America Movil SAB de CV ADR 515,136 10,817,856
Fresnillo PLC 105,677 3,370,960
14,188,816
Netherlands - 5.7%
spacing
ABN AMRO Bank NV ~ 527,146 16,910,606
ING Groep NV 601,944 15,780,419
Koninklijke Philips NV 532,159 14,578,000
NN Group NV 185,903 13,109,425
Randstad NV 159,789 6,813,286
67,191,736
Norway - 0.1%
spacing
Norsk Hydro ASA 151,556 1,030,447
Pakistan - 0.2%
spacing
VEON Ltd. ADR * 38,871 2,115,749
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 1
Sberbank of Russia PJSC * ± Ω 927,996 –
1
South Africa - 1.9%
spacing
Anglo American PLC 160,139 6,038,409
MTN Group Ltd. 1,071,160 9,013,834
Old Mutual Ltd. 7,649,098 5,910,421
Valterra Platinum Ltd. 18,606 1,326,230
22,288,894
South Korea - 4.7%
spacing
Coway Co. Ltd. 34,460 2,418,598
Hankook Tire & Technology Co. Ltd. 72,391 1,978,688
Hyundai Mobis Co. Ltd. 42,489 9,039,740
KB Financial Group, Inc. 121,120 9,996,741
KT Corp. ADR 428,835 8,362,282
a Shares Value
Shinhan Financial Group Co. Ltd. 321,940 $ 16,231,554
SK Telecom Co. Ltd. 202,261 7,840,692
55,868,295
Sweden - 1.7%
spacing
SKF AB Class B  430,420 10,705,054
Telefonaktiebolaget LM Ericsson Class B  1,079,683 8,946,257
19,651,311
Switzerland - 2.2%
spacing
Adecco Group AG 179,454 5,055,691
Swatch Group AG 39,594 7,483,182
UBS Group AG (XVTX) 324,620 13,346,277
25,885,150
Thailand - 1.1%
spacing
Kasikornbank PCL 2,587,272 13,335,879
Turkey - 0.0%
spacing
Coca-Cola Icecek AS 588,606 651,834
United Kingdom - 11.9%
spacing
British American Tobacco PLC 568,493 30,236,595
British Land Co. PLC REIT 1,076,871 5,063,381
BT Group PLC 4,529,113 11,652,024
Burberry Group PLC * 378,663 5,981,872
CK Hutchison Holdings Ltd. 1,093,926 7,187,072
DCC PLC 99,360 6,395,993
easyJet PLC 1,240,288 7,754,778
J Sainsbury PLC 969,560 4,359,357
Kingfisher PLC 1,766,767 7,359,937
Land Securities Group PLC REIT 771,155 6,048,411
Reckitt Benckiser Group PLC 177,191 13,644,050
Standard Chartered PLC 1,322,215 25,660,944
Tate & Lyle PLC 689,282 4,170,468
WPP PLC 1,189,605 5,929,833
141,444,715
United States - 7.5%
spacing
BP PLC 2,950,579 16,941,189
GSK PLC 1,170,532 25,133,618
Sanofi SA 212,368 20,109,966
Shell PLC 768,909 27,404,680
89,589,453
Total Common Stocks
    (Cost $876,628,867) 1,137,598,265
EXCHANGE-TRADED FUNDS - 0.6%
iShares Core MSCI EAFE 81,078 7,078,920
a
Total Exchange-Traded Funds
    (Cost $7,018,130) 7,078,920
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $904,569,548) 1,162,684,419

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
SECURITIES LENDING COLLATERAL - 3.4%
Mutual Funds - 0.8%
The Morgan Stanley Institutional Liquidity
Funds 3.990
%
9,646,449 $ 9,646,449
Principal
Amount
Repurchase Agreements - 2.6%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$16,389,989; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.840% - 7.000% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $16,717,789) $ 16,388,068 16,388,068
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$14,930,720; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $15,214,878) 14,906,431 14,906,431
31,294,499
Total Securities Lending Collateral
(Cost $40,940,948) 40,940,948
a
TOTAL INVESTMENTS - 101.4%
(Cost $945,510,496) 1,203,625,367
OTHER ASSETS & LIABILITIES, NET - (1.4%) (16,604,590)
NET ASSETS - 100.0% $ 1,187,020,777

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.1%
Consumer, Non-Cyclical - 0.1%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 10,887 $ 10,560
Contra Abiomed, Inc. - Contingent Value Rights
* ± Ω 11,083 24,937
Frequency Therapeutics, Inc. - Contingent Value
Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,439
43,936
Total Rights
    (Cost $23,886) 43,936
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 702
Total Warrants
    (Cost $7,269) 702
COMMON STOCKS - 98.9%
Consumer, Non-Cyclical - 98.2%
spacing
4D Molecular Therapeutics, Inc. * 7,946 69,051
Abbott Laboratories 162,376 21,748,641
AbbVie, Inc. 74,471 17,243,015
Agilent Technologies, Inc. 25,778 3,308,606
Alcon AG † 4,125 307,354
Alkermes PLC * 8,985 269,550
Allogene Therapeutics, Inc. * 76,069 94,326
Alnylam Pharmaceuticals, Inc. * 21,816 9,948,096
Amgen, Inc. 41,598 11,738,956
Arcellx, Inc. * 11,515 945,381
Arcus Biosciences, Inc. * 18,975 258,060
Argenx SE ADR * (Netherlands)  4,032 2,973,842
Ascendis Pharma AS ADR * (Denmark)  5,579 1,109,161
AstraZeneca PLC (United Kingdom)  22,874 3,504,320
Autolus Therapeutics PLC ADR * (United
Kingdom)  45,871 74,770
Avidity Biosciences, Inc. * 6,260 272,748
Beam Therapeutics, Inc. * 10,433 253,209
Becton Dickinson & Co. 26,845 5,024,579
Bio-Rad Laboratories, Inc. Class A * 1,558 436,848
Bio-Techne Corp. 12,203 678,853
Biogen, Inc. * 20,400 2,857,632
Biohaven Ltd. * 12,837 192,683
BioMarin Pharmaceutical, Inc. * 21,222 1,149,384
BioNTech SE ADR * (Germany)  2,638 260,160
Boston Scientific Corp. * 151,136 14,755,408
BridgeBio Oncology Therapeutics, Inc. †*
(Cayman)  42,155 488,155
Bridgebio Pharma, Inc. * 12,892 669,610
Bristol-Myers Squibb Co. 68,325 3,081,457
Bruker Corp. 31,023 1,007,937
Cencora, Inc. 18,555 5,798,994
Centene Corp. * 34,350 1,225,608
CG oncology, Inc. * 3,745 150,849
Charles River Laboratories International, Inc. * 3,535 553,086
Cigna Group 6,512 1,877,084
a Shares Value
Cooper Cos., Inc. * 19,098 $ 1,309,359
CVS Health Corp. 22,785 1,717,761
Daiichi Sankyo Co. Ltd. (Japan)  43,400 976,508
Danaher Corp. 30,844 6,115,131
Denali Therapeutics, Inc. * 14,241 206,779
Dexcom, Inc. * 26,564 1,787,492
Disc Medicine, Inc. * 5,375 355,180
Dyne Therapeutics, Inc. * 17,321 219,111
Edgewise Therapeutics, Inc. * 15,907 258,012
Edwards Lifesciences Corp. * 143,448 11,155,951
Elanco Animal Health, Inc. * 29,670 597,554
Elevance Health, Inc. 5,505 1,778,776
Eli Lilly & Co. 37,166 28,357,659
Exact Sciences Corp. * 34,488 1,886,838
Exelixis, Inc. * 19,038 786,269
Galderma Group AG (Switzerland)  9,520 1,683,138
GE HealthCare Technologies, Inc. 14,935 1,121,618
Gilead Sciences, Inc. 62,542 6,942,162
Glaukos Corp. * 5,484 447,220
Guardant Health, Inc. * 21,965 1,372,373
HCA Healthcare, Inc. 8,813 3,756,101
Hologic, Inc. * 8,707 587,635
IDEXX Laboratories, Inc. * 4,822 3,080,728
Illumina, Inc. * 9,492 901,455
Incyte Corp. * 23,147 1,963,097
Insmed, Inc. * 36,579 5,267,742
Inspire Medical Systems, Inc. * 3,278 243,228
Insulet Corp. * 5,641 1,741,546
Intuitive Surgical, Inc. * 21,214 9,487,537
Ionis Pharmaceuticals, Inc. * 10,698 699,863
IQVIA Holdings, Inc. * 11,336 2,153,160
Johnson & Johnson 161,096 29,870,420
Kymera Therapeutics, Inc. * 3,364 190,402
Labcorp Holdings, Inc. 14,254 4,091,753
LB Pharmaceuticals, Inc. * 33,988 536,671
Legend Biotech Corp. ADR * 7,784 253,836
MBX Biosciences, Inc. * 20,465 358,137
McKesson Corp. 8,223 6,352,596
Medtronic PLC 131,431 12,517,488
Merck & Co., Inc. 62,600 5,254,018
Merus NV * (Netherlands)  12,820 1,207,003
Moderna, Inc. * 22,669 585,540
Natera, Inc. * 8,441 1,358,748
Neurocrine Biosciences, Inc. * 8,042 1,128,936
Novocure Ltd. * 35,662 460,753
Nuvalent, Inc. Class A * 20,433 1,767,046
Nyxoah SA †* (Belgium)  21,110 97,106
Orchestra BioMed Holdings, Inc. * 12,971 32,168
Penumbra, Inc. * 8,287 2,099,263
Pfizer, Inc. 74,595 1,900,681
Protagonist Therapeutics, Inc. * 23,042 1,530,680
PTC Therapeutics, Inc. * 8,931 548,095
Quest Diagnostics, Inc. 16,871 3,215,275
Regeneron Pharmaceuticals, Inc. 6,259 3,519,248
REGENXBIO, Inc. * 13,330 128,634
Repligen Corp. * 8,887 1,187,925
Rhythm Pharmaceuticals, Inc. * 38,367 3,874,683
Roivant Sciences Ltd. * 29,484 446,093
Scholar Rock Holding Corp. * 10,270 382,455
STERIS PLC 4,199 1,039,001
Stoke Therapeutics, Inc. †* 48,535 1,140,572
Stryker Corp. 34,771 12,853,796
Summit Therapeutics, Inc. †* 17,186 355,063
Tenet Healthcare Corp. * 6,675 1,355,292

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  169,386 $ 3,421,597
Thermo Fisher Scientific, Inc. 26,241 12,727,410
TScan Therapeutics, Inc. * 35,028 63,751
UCB SA (Belgium)  7,017 1,958,690
United Therapeutics Corp. * 2,855 1,196,845
UnitedHealth Group, Inc. 44,437 15,344,096
Upstream Bio, Inc. * 12,130 228,165
Vaxcyte, Inc. * 5,436 195,805
Vertex Pharmaceuticals, Inc. * 8,968 3,512,228
Viking Therapeutics, Inc. * 6,611 173,737
Vir Biotechnology, Inc. * 14,060 80,283
Voyager Therapeutics, Inc. * 23,048 107,634
Waters Corp. * 7,355 2,205,103
WaVe Life Sciences Ltd. * 17,225 126,087
West Pharmaceutical Services, Inc. 7,287 1,911,599
Zealand Pharma AS * (Denmark)  5,131 378,386
358,555,189
Industrial - 0.2%
spacing
Mettler-Toledo International, Inc. * 445 546,286
Technology - 0.5%
spacing
HeartFlow, Inc. * 1,252 42,142
Veeva Systems, Inc. Class A * 6,255 1,863,427
1,905,569
Total Common Stocks
    (Cost $328,483,972) 361,007,044
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $328,515,127) 361,051,682
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 533,081 533,081
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$905,743; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $923,857) $ 905,636 905,636
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$825,101; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $840,804) 823,758 823,758
1,729,394
Total Securities Lending Collateral
(Cost $2,262,475) 2,262,475
a
Value
TOTAL INVESTMENTS - 99.5%
(Cost $330,777,602) $ 363,314,157
OTHER ASSETS & LIABILITIES, NET - 0.5% 1,735,152
NET ASSETS - 100.0% $ 365,049,309

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $43,936 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.1%
Consumer, Cyclical - 0.9%
spacing
Hyatt Hotels Corp. Class A  20,676 $ 2,934,545
Financial - 98.2%
spacing
American Healthcare REIT, Inc. 149,452 6,278,478
American Homes 4 Rent Class A REIT 265,746 8,836,054
American Tower Corp. REIT 34,321 6,600,615
Americold Realty Trust, Inc. REIT 126,266 1,545,496
AvalonBay Communities, Inc. REIT 84,210 16,266,846
Cousins Properties, Inc. REIT 219,257 6,345,298
Digital Realty Trust, Inc. REIT 69,392 11,996,489
EastGroup Properties, Inc. REIT 34,572 5,851,657
Equinix, Inc. REIT 39,334 30,807,962
Equity LifeStyle Properties, Inc. REIT 104,765 6,359,235
Equity Residential REIT 125,426 8,118,825
Essex Property Trust, Inc. REIT 28,923 7,741,530
Extra Space Storage, Inc. REIT 137,892 19,434,498
Gaming & Leisure Properties, Inc. REIT 143,283 6,678,421
Healthpeak Properties, Inc. REIT 583,840 11,180,536
Hudson Pacific Properties, Inc. REIT * 331,638 915,321
InvenTrust Properties Corp. REIT 120,602 3,451,629
Invitation Homes, Inc. REIT 349,075 10,238,370
Iron Mountain, Inc. REIT 49,056 5,000,769
Kilroy Realty Corp. REIT † 91,607 3,870,396
National Health Investors, Inc. REIT 43,765 3,479,317
NETSTREIT Corp. REIT † 239,106 4,318,254
Prologis, Inc. REIT 199,669 22,866,094
Regency Centers Corp. REIT 170,276 12,413,120
Rexford Industrial Realty, Inc. REIT 166,223 6,833,427
Ryman Hospitality Properties, Inc. REIT 56,766 5,085,666
Sabra Health Care REIT, Inc. 384,901 7,174,555
Simon Property Group, Inc. REIT 64,771 12,155,574
Ventas, Inc. REIT 301,344 21,091,066
VICI Properties, Inc. REIT 406,851 13,267,411
Vornado Realty Trust REIT 111,103 4,503,005
Welltower, Inc. REIT 194,949 34,728,215
325,434,129
Total Common Stocks
    (Cost $316,011,408) 328,368,674
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $316,011,408) 328,368,674
SECURITIES LENDING COLLATERAL - 2.5%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.990% 1,946,859 1,946,859
Principal
Amount
Repurchase Agreements - 1.9%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$3,307,849; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,374,006) $ 3,307,461 3,307,461
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$3,013,338; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$3,070,687) $ 3,008,436 $ 3,008,436
6,315,897
Total Securities Lending Collateral
(Cost $8,262,756) 8,262,756
a
TOTAL INVESTMENTS - 101.6%
(Cost $324,274,164) 336,631,430
OTHER ASSETS & LIABILITIES, NET - (1.6%) (5,176,324)
NET ASSETS - 100.0% $ 331,455,106

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 98.9%
Basic Materials - 0.0%
spacing
LG Chem Ltd. (South Korea)  560 111,170
Communications - 10.4%
spacing
Airbnb, Inc. Class A * 8,900 1,080,638
Amazon.com, Inc. * 22,300 4,896,411
Cisco Systems, Inc. 281,200 19,239,704
Maplebear, Inc. * 1,800 66,168
Netflix, Inc. * 3,300 3,956,436
Shopify, Inc. Class A * (Canada)  78,900 11,725,329
Uber Technologies, Inc. * 85,876 8,413,272
49,377,958
Industrial - 1.1%
spacing
Amphenol Corp. Class A  43,703 5,408,246
Technology - 87.4%
spacing
Apple, Inc. 193,300 49,219,979
ASML Holding NV (Netherlands)  4,100 3,998,267
Astera Labs, Inc. * 29,400 5,756,520
Autodesk, Inc. * 3,300 1,048,311
Broadcom, Inc. 7,700 2,540,307
Bullish * (Cayman)  800 50,888
CoreWeave, Inc. Class A * 600 82,110
Crowdstrike Holdings, Inc. Class A * 14,200 6,963,396
CyberArk Software Ltd. * 10,500 5,073,075
Datadog, Inc. Class A * 68,200 9,711,680
Figma, Inc. Class A †* 1,100 57,057
GLOBALFOUNDRIES, Inc. * 276,016 9,892,413
HubSpot, Inc. * 9,900 4,631,220
Manhattan Associates, Inc. * 35,400 7,256,292
Marvell Technology, Inc. 230,204 19,353,250
Micron Technology, Inc. 70,421 11,782,842
Microsoft Corp. 102,900 53,297,055
Monday.com Ltd. * 5,300 1,026,557
MongoDB, Inc. * 12,200 3,786,636
Monolithic Power Systems, Inc. 14,700 13,533,408
Netskope, Inc. Class A * 1,300 29,549
NVIDIA Corp. 638,347 119,102,783
NXP Semiconductors NV (Netherlands)  63,348 14,426,240
Okta, Inc. * 73,237 6,715,833
ON Semiconductor Corp. * 315,500 15,557,305
Sandisk Corp. * 25,566 2,868,505
ServiceNow, Inc. * 12,200 11,227,416
Snowflake, Inc. Class A * 51,870 11,699,279
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  54,100 15,109,589
Western Digital Corp. 73,800 8,860,428
a Shares Value
Zscaler, Inc. * 9,100 $ 2,726,906
417,385,096
Total Common Stocks
    (Cost $362,247,079) 472,282,470
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $362,247,079) 472,282,470
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.990% 12,793 12,793
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of $21,736;
collateralized by Federal National Mortgage
Association: with rates ranging from 2.840%
- 7.000% and maturity dates ranging from
03/01/34 - 07/01/55 and an aggregate value
of $22,171) $ 21,734 21,734
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of $19,801;
collateralized by U.S. Treasury Obligations:
with rates ranging from 0.125% - 1.250%
and maturity dates ranging from 04/15/28 -
01/15/32 and an aggregate value of $20,178) 19,769 19,769
41,503
Total Securities Lending Collateral
(Cost $54,296) 54,296
a
TOTAL INVESTMENTS - 98.9%
(Cost $362,301,375) 472,336,766
OTHER ASSETS & LIABILITIES, NET - 1.1% 5,323,720
NET ASSETS - 100.0% $ 477,660,486

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  39,757 $ 439,716
Calvert Green Bond Fund Class R6  336,374 4,840,418
Calvert High Yield Bond Fund Class R6  70,764 1,759,193
Calvert Small Cap Fund Class R6  37,166 1,325,339
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  26,491 1,186,248
DFA Social Fixed Income Portfolio
Class Institutional  456,714 4,242,873
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  147,078 7,530,398
Fidelity International Sustainability Index Fund
Class Institutional  244,145 3,703,681
Fidelity U.S. Sustainability Index Fund
Class Institutional  150,255 4,459,580
a
Total Mutual Funds
    (Cost $26,703,083) 29,487,446
TOTAL INVESTMENTS - 100.1%
(Cost $26,703,083) 29,487,446
OTHER ASSETS & LIABILITIES, NET - (0.1%) (19,438)
NET ASSETS - 100.0% $ 29,468,008

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  60,654 $ 670,834
Calvert Green Bond Fund Class R6  177,255 2,550,705
Calvert High Yield Bond Fund Class R6  53,998 1,342,382
Calvert Small Cap Fund Class R6  49,145 1,752,494
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  30,312 1,357,379
DFA Social Fixed Income Portfolio
Class Institutional  187,415 1,741,087
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  159,716 8,177,451
Fidelity International Sustainability Index Fund
Class Institutional  330,761 5,017,639
Fidelity U.S. Sustainability Index Fund
Class Institutional  149,005 4,422,471
a
Total Mutual Funds
    (Cost $24,017,872) 27,032,442
TOTAL INVESTMENTS - 100.1%
(Cost $24,017,872) 27,032,442
OTHER ASSETS & LIABILITIES, NET - (0.1%) (16,413)
NET ASSETS - 100.0% $ 27,016,029

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 82.9%
Avantis Core Fixed Income ETF 1,136,082 $ 47,806,331
Avantis Emerging Markets Equity ETF 41,920 3,148,611
Avantis International Equity ETF 520,709 41,083,940
Avantis Real Estate ETF 35,614 1,584,111
Avantis Short-Term Fixed Income ETF 431,340 20,365,330
Avantis U.S. Large Cap Equity ETF 872,821 66,779,535
Avantis U.S. Large Cap Value ETF 390,561 28,221,938
Avantis U.S. Small Cap Value ETF 109,418 10,890,373
Vanguard Russell 1000 Growth ETF 334,987 40,365,933
a
Total Exchange-Traded Funds
    (Cost $222,495,304) 260,246,102
MUTUAL FUNDS - 17.1%
American Century Diversified Bond Fund Class I  5,113,608 47,454,287
American Century Small Cap Growth Fund
Class I  260,376 6,269,843
a
Total Mutual Funds
    (Cost $52,715,334) 53,724,130
TOTAL INVESTMENTS - 100.0%
(Cost $275,210,638) 313,970,232
OTHER ASSETS & LIABILITIES, NET - 0.0% 37,176
NET ASSETS - 100.0% $ 314,007,408

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 2,060,123 $ 26,048,893
PD Aggregate Bond Index Portfolio Class P * 15,427,552 210,811,871
PD High Yield Bond Market Portfolio Class P * 1,492,062 33,141,991
PD Large-Cap Growth Index Portfolio Class P * 481,464 62,242,766
PD Large-Cap Value Index Portfolio Class P * 1,097,313 62,210,340
PD Mid-Cap Index Portfolio Class P * 996,388 16,794,610
PD Small-Cap Growth Index Portfolio Class P * 45,534 2,393,356
PD Small-Cap Value Index Portfolio Class P * 229,868 9,547,401
PD Emerging Markets Index Portfolio Class P * 200,588 4,750,757
PD International Large-Cap Index Portfolio
Class P * 1,436,814 48,190,978
a
Total Affiliated Mutual Funds
    (Cost $410,073,673) 476,132,963
TOTAL INVESTMENTS - 100.0%
(Cost $410,073,673) 476,132,963
OTHER ASSETS & LIABILITIES, NET - (0.0%) (197,811)
NET ASSETS - 100.0% $ 475,935,152

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 10,046,864 $ 127,035,938
PD Aggregate Bond Index Portfolio Class P * 48,354,888 660,751,898
PD High Yield Bond Market Portfolio Class P * 6,860,729 152,391,914
PD Large-Cap Growth Index Portfolio Class P * 4,072,883 526,534,598
PD Large-Cap Value Index Portfolio Class P * 9,056,176 513,424,753
PD Mid-Cap Index Portfolio Class P * 7,635,850 128,706,031
PD Small-Cap Growth Index Portfolio Class P * 244,268 12,839,106
PD Small-Cap Value Index Portfolio Class P * 1,849,687 76,825,348
PD Emerging Markets Index Portfolio Class P * 1,614,079 38,228,182
PD International Large-Cap Index Portfolio
Class P * 9,634,661 323,148,182
a
Total Affiliated Mutual Funds
    (Cost $1,984,423,155) 2,559,885,950
TOTAL INVESTMENTS - 100.0%
(Cost $1,984,423,155) 2,559,885,950
OTHER ASSETS & LIABILITIES, NET - (0.0%) (984,286)
NET ASSETS - 100.0% $ 2,558,901,664

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 7,391,397 $ 93,459,317
PD Aggregate Bond Index Portfolio Class P * 18,243,216 249,286,895
PD High Yield Bond Market Portfolio Class P * 4,206,151 93,427,880
PD Large-Cap Growth Index Portfolio Class P * 3,816,548 493,396,101
PD Large-Cap Value Index Portfolio Class P * 8,698,371 493,139,578
PD Mid-Cap Index Portfolio Class P * 8,114,390 136,772,053
PD Small-Cap Growth Index Portfolio Class P * 599,023 31,485,533
PD Small-Cap Value Index Portfolio Class P * 1,764,007 73,266,698
PD Emerging Markets Index Portfolio Class P * 2,199,002 52,081,619
PD International Large-Cap Index Portfolio
Class P * 11,341,097 380,382,358
a
Total Affiliated Mutual Funds
    (Cost $1,599,030,571) 2,096,698,032
TOTAL INVESTMENTS - 100.0%
(Cost $1,599,030,571) 2,096,698,032
OTHER ASSETS & LIABILITIES, NET - (0.0%) (778,595)
NET ASSETS - 100.0% $ 2,095,919,437

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.1%
PD 1-3 Year Corporate Bond Portfolio Class P * 34,612 $ 437,650
PD Aggregate Bond Index Portfolio Class P * 19,222 262,655
PD High Yield Bond Market Portfolio Class P * 23,636 525,004
PD Large-Cap Growth Index Portfolio Class P * 37,643 4,866,418
PD Large-Cap Value Index Portfolio Class P * 76,434 4,333,275
PD Mid-Cap Index Portfolio Class P * 84,173 1,418,780
PD Small-Cap Growth Index Portfolio Class P * 8,415 442,290
PD Small-Cap Value Index Portfolio Class P * 19,116 793,971
PD Emerging Markets Index Portfolio Class P * 22,242 526,792
PD International Large-Cap Index Portfolio
Class P * 122,135 4,096,446
a
Total Affiliated Mutual Funds
    (Cost $15,820,608) 17,703,281
TOTAL INVESTMENTS - 100.1%
(Cost $15,820,608) 17,703,281
OTHER ASSETS & LIABILITIES, NET - (0.1%) (12,595)
NET ASSETS - 100.0% $ 17,690,686

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,075,139 $ 74,679,407
Core Income Portfolio Class P * 2,396,285 31,870,870
Diversified Bond Portfolio Class P * 10,659,313 159,265,774
Floating Rate Income Portfolio Class P * 520,170 9,304,883
High Yield Bond Portfolio Class P * 4,816,878 60,528,455
Inflation Managed Portfolio Class P * 1,518,766 23,265,123
Intermediate Bond Portfolio Class P * 6,924,316 69,433,714
Short Duration Bond Portfolio Class P * 7,924,017 97,783,516
Total Return Portfolio Class P * 8,427,052 140,269,067
Emerging Markets Debt Portfolio Class P * 2,133,723 32,555,290
Equity Index Portfolio Class P * 4,112 753,507
Focused Growth Portfolio Class P * 9,498 843,340
Growth Portfolio Class P * 17,214 1,694,460
Large-Cap Core Portfolio Class P * 365,252 40,273,110
Large-Cap Growth Portfolio Class P * 238,846 9,332,854
Large-Cap Plus Bond Alpha Portfolio Class P * 1,807,147 21,555,443
Large-Cap Value Portfolio Class P * 27,552 1,315,052
Mid-Cap Growth Portfolio Class P * 226,498 7,228,111
Mid-Cap Plus Bond Alpha Portfolio Class P * 453,439 23,288,204
Mid-Cap Value Portfolio Class P * 132,465 7,249,349
QQQ Plus Bond Alpha Portfolio Class P * 1,869,693 22,852,487
Small-Cap Equity Portfolio Class P * 93,584 4,226,136
Small-Cap Growth Portfolio Class P * 48,569 1,791,188
Small-Cap Index Portfolio Class P * 13,914 564,174
Small-Cap Plus Bond Alpha Portfolio Class P * 470,990 5,283,354
Small-Cap Value Portfolio Class P * 60,038 2,231,757
Value Portfolio Class P * 803,402 23,530,662
Value Advantage Portfolio Class P * 298,843 9,770,410
Emerging Markets Portfolio Class P * 196,515 4,695,499
International Equity Plus Bond Alpha Portfolio
Class P * 463,464 5,695,946
International Growth Portfolio Class P * 814,050 9,519,143
International Large-Cap Portfolio Class P * 204,101 3,801,181
International Small-Cap Portfolio Class P * 434,731 9,426,730
International Value Portfolio Class P * 511,176 14,138,280
Real Estate Portfolio Class P * 119,278 4,730,279
a
Total Affiliated Mutual Funds
    (Cost $852,767,214) 934,746,755
TOTAL INVESTMENTS - 100.0%
(Cost $852,767,214) 934,746,755
OTHER ASSETS & LIABILITIES, NET - (0.0%) (337,193)
NET ASSETS - 100.0% $ 934,409,562

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 8,845,393 $ 93,364,769
Core Income Portfolio Class P * 3,003,535 39,947,366
Diversified Bond Portfolio Class P * 11,827,266 176,716,703
Floating Rate Income Portfolio Class P * 387,119 6,924,834
High Yield Bond Portfolio Class P * 3,860,543 48,511,241
Inflation Managed Portfolio Class P * 1,356,346 20,777,107
Intermediate Bond Portfolio Class P * 9,683,814 97,104,628
Short Duration Bond Portfolio Class P * 7,862,889 97,029,190
Total Return Portfolio Class P * 10,559,505 175,763,935
Emerging Markets Debt Portfolio Class P * 2,268,500 34,611,646
Equity Index Portfolio Class P * 9,946 1,822,479
Focused Growth Portfolio Class P * 25,132 2,231,543
Growth Portfolio Class P * 162,267 15,972,986
Large-Cap Core Portfolio Class P * 892,137 98,368,182
Large-Cap Growth Portfolio Class P * 983,911 38,446,075
Large-Cap Plus Bond Alpha Portfolio Class P * 4,089,316 48,776,891
Large-Cap Value Portfolio Class P * 231,407 11,045,001
Mid-Cap Growth Portfolio Class P * 941,318 30,039,830
Mid-Cap Plus Bond Alpha Portfolio Class P * 191,842 9,852,841
Mid-Cap Value Portfolio Class P * 166,435 9,108,446
QQQ Plus Bond Alpha Portfolio Class P * 3,607,007 44,086,973
Small-Cap Equity Portfolio Class P * 368,348 16,634,195
Small-Cap Index Portfolio Class P * 131,158 5,318,256
Small-Cap Plus Bond Alpha Portfolio Class P * 762,810 8,556,852
Small-Cap Value Portfolio Class P * 111,704 4,152,274
Value Portfolio Class P * 2,243,307 65,703,716
Value Advantage Portfolio Class P * 1,159,054 37,894,193
Emerging Markets Portfolio Class P * 584,990 13,977,677
International Equity Plus Bond Alpha Portfolio
Class P * 1,332,250 16,373,259
International Growth Portfolio Class P * 1,684,157 19,693,790
International Large-Cap Portfolio Class P * 1,572,076 29,278,322
International Small-Cap Portfolio Class P * 970,586 21,046,218
International Value Portfolio Class P * 1,719,495 47,558,346
Real Estate Portfolio Class P * 177,533 7,040,551
a
Total Affiliated Mutual Funds
    (Cost $1,237,215,540) 1,393,730,315
TOTAL INVESTMENTS - 100.0%
(Cost $1,237,215,540) 1,393,730,315
OTHER ASSETS & LIABILITIES, NET - (0.0%) (495,695)
NET ASSETS - 100.0% $ 1,393,234,620

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 24,548,313 $ 259,112,013
Core Income Portfolio Class P * 8,091,518 107,618,129
Diversified Bond Portfolio Class P * 31,754,052 474,452,126
Floating Rate Income Portfolio Class P * 1,831,430 32,760,876
High Yield Bond Portfolio Class P * 13,045,669 163,930,707
Inflation Managed Portfolio Class P * 2,138,925 32,764,989
Intermediate Bond Portfolio Class P * 31,807,575 318,951,065
Short Duration Bond Portfolio Class P * 37,198,719 459,037,588
Total Return Portfolio Class P * 28,822,403 479,751,578
Emerging Markets Debt Portfolio Class P * 6,439,261 98,247,067
Equity Index Portfolio Class P * 68,772 12,601,298
Focused Growth Portfolio Class P * 178,342 15,835,844
Growth Portfolio Class P * 1,710,416 168,367,413
Large-Cap Core Portfolio Class P * 6,438,823 709,952,932
Large-Cap Growth Portfolio Class P * 8,341,225 325,931,163
Large-Cap Plus Bond Alpha Portfolio Class P * 28,016,897 334,182,300
Large-Cap Value Portfolio Class P * 2,161,800 103,182,429
Mid-Cap Growth Portfolio Class P * 6,773,109 216,147,041
Mid-Cap Plus Bond Alpha Portfolio Class P * 1,891,167 97,128,595
Mid-Cap Value Portfolio Class P * 932,748 51,046,164
QQQ Plus Bond Alpha Portfolio Class P * 23,509,106 287,342,161
Small-Cap Equity Portfolio Class P * 1,815,827 82,000,789
Small-Cap Growth Portfolio Class P * 54,000 1,991,463
Small-Cap Index Portfolio Class P * 212,274 8,607,379
Small-Cap Plus Bond Alpha Portfolio Class P * 4,846,532 54,366,187
Small-Cap Value Portfolio Class P * 1,356,381 50,419,547
Value Portfolio Class P * 14,482,309 424,169,138
Value Advantage Portfolio Class P * 8,255,373 269,901,749
Emerging Markets Portfolio Class P * 4,151,322 99,191,087
International Equity Plus Bond Alpha Portfolio
Class P * 7,979,503 98,067,543
International Growth Portfolio Class P * 13,298,300 155,504,474
International Large-Cap Portfolio Class P * 10,419,365 194,050,063
International Small-Cap Portfolio Class P * 6,122,304 132,756,230
International Value Portfolio Class P * 9,166,557 253,531,559
Real Estate Portfolio Class P * 839,886 33,307,884
a
Total Affiliated Mutual Funds
    (Cost $5,617,738,929) 6,606,208,570
TOTAL INVESTMENTS - 100.0%
(Cost $5,617,738,929) 6,606,208,570
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,264,083)
NET ASSETS - 100.0% $ 6,603,944,487

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 10,290,058 $ 108,613,472
Core Income Portfolio Class P * 3,739,864 49,740,630
Diversified Bond Portfolio Class P * 14,875,724 222,265,138
Floating Rate Income Portfolio Class P * 1,757,246 31,433,862
High Yield Bond Portfolio Class P * 10,013,797 125,832,466
Inflation Managed Portfolio Class P * 2,052,286 31,437,813
Intermediate Bond Portfolio Class P * 18,022,655 180,722,520
Short Duration Bond Portfolio Class P * 25,494,258 314,602,841
Total Return Portfolio Class P * 11,689,983 194,580,856
Emerging Markets Debt Portfolio Class P * 4,118,956 62,844,989
Equity Index Portfolio Class P * 72,933 13,363,674
Focused Growth Portfolio Class P * 206,769 18,359,961
Growth Portfolio Class P * 1,951,280 192,077,171
Large-Cap Core Portfolio Class P * 6,931,603 764,287,446
Large-Cap Growth Portfolio Class P * 9,682,329 378,334,435
Large-Cap Plus Bond Alpha Portfolio Class P * 29,950,495 357,246,029
Large-Cap Value Portfolio Class P * 2,353,472 112,330,913
Mid-Cap Growth Portfolio Class P * 6,498,807 207,393,373
Mid-Cap Plus Bond Alpha Portfolio Class P * 3,059,680 157,142,365
Mid-Cap Value Portfolio Class P * 894,973 48,978,860
QQQ Plus Bond Alpha Portfolio Class P * 25,128,072 307,130,127
Small-Cap Equity Portfolio Class P * 2,037,352 92,004,619
Small-Cap Growth Portfolio Class P * 1,139,884 42,037,884
Small-Cap Index Portfolio Class P * 235,013 9,529,371
Small-Cap Plus Bond Alpha Portfolio Class P * 8,683,056 97,402,561
Small-Cap Value Portfolio Class P * 2,011,323 74,765,120
Value Portfolio Class P * 16,978,917 497,291,740
Value Advantage Portfolio Class P * 8,717,020 284,994,892
Emerging Markets Portfolio Class P * 6,638,613 158,622,056
International Equity Plus Bond Alpha Portfolio
Class P * 10,007,455 122,990,938
International Growth Portfolio Class P * 22,329,575 261,112,222
International Large-Cap Portfolio Class P * 13,686,108 254,889,806
International Small-Cap Portfolio Class P * 8,811,526 191,069,400
International Value Portfolio Class P * 11,650,339 322,228,798
Real Estate Portfolio Class P * 1,611,745 63,917,984
a
Total Affiliated Mutual Funds
    (Cost $5,357,663,397) 6,351,576,332
TOTAL INVESTMENTS - 100.0%
(Cost $5,357,663,397) 6,351,576,332
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,157,373)
NET ASSETS - 100.0% $ 6,349,418,959

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 250,086 $ 2,639,709
Core Income Portfolio Class P * 123,522 1,642,862
Diversified Bond Portfolio Class P * 65,974 985,745
Floating Rate Income Portfolio Class P * 458,510 8,201,886
High Yield Bond Portfolio Class P * 1,306,427 16,416,445
Inflation Managed Portfolio Class P * 535,493 8,202,920
Intermediate Bond Portfolio Class P * 65,541 657,215
Short Duration Bond Portfolio Class P * 3,991,260 49,252,724
Total Return Portfolio Class P * 1,115,452 18,566,798
Emerging Markets Debt Portfolio Class P * 537,370 8,198,920
Equity Index Portfolio Class P * 20,843 3,819,056
Focused Growth Portfolio Class P * 59,533 5,286,199
Growth Portfolio Class P * 768,774 75,675,427
Large-Cap Core Portfolio Class P * 1,985,760 218,952,508
Large-Cap Growth Portfolio Class P * 3,300,484 128,965,537
Large-Cap Plus Bond Alpha Portfolio Class P * 8,537,643 101,836,015
Large-Cap Value Portfolio Class P * 693,884 33,118,969
Mid-Cap Growth Portfolio Class P * 1,799,439 57,424,664
Mid-Cap Plus Bond Alpha Portfolio Class P * 1,319,313 67,758,692
Mid-Cap Value Portfolio Class P * 294,180 16,099,472
QQQ Plus Bond Alpha Portfolio Class P * 6,238,187 76,246,807
Small-Cap Equity Portfolio Class P * 744,243 33,609,219
Small-Cap Growth Portfolio Class P * 608,378 22,436,417
Small-Cap Index Portfolio Class P * 77,674 3,149,548
Small-Cap Plus Bond Alpha Portfolio Class P * 3,113,732 34,928,428
Small-Cap Value Portfolio Class P * 577,727 21,475,341
Value Portfolio Class P * 4,430,288 129,757,730
Value Advantage Portfolio Class P * 2,487,278 81,319,260
Emerging Markets Portfolio Class P * 2,078,631 49,666,518
International Equity Plus Bond Alpha Portfolio
Class P * 3,241,008 39,831,773
International Growth Portfolio Class P * 8,323,542 97,331,838
International Large-Cap Portfolio Class P * 3,625,094 67,513,679
International Small-Cap Portfolio Class P * 2,682,376 58,164,732
International Value Portfolio Class P * 3,784,865 104,682,995
Real Estate Portfolio Class P * 420,552 16,678,100
a
Total Affiliated Mutual Funds
    (Cost $1,361,285,062) 1,660,494,148
TOTAL INVESTMENTS - 100.0%
(Cost $1,361,285,062) 1,660,494,148
OTHER ASSETS & LIABILITIES, NET - (0.0%) (571,071)
NET ASSETS - 100.0% $ 1,659,923,077

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 98.4%
Basic Materials - 1.3%
Air Products & Chemicals, Inc.
4.300% due 06/11/28  $ 400,000 $ 403,763
Albemarle Corp.
4.650% due 06/01/27  100,000 100,149
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 52,180
BHP Billiton Finance USA Ltd. (Australia)
4.750% due 02/28/28  300,000 304,876
Ecolab, Inc.
1.650% due 02/01/27  500,000 485,482
4.300% due 06/15/28  35,000 35,291
FMC Corp.
3.200% due 10/01/26  350,000 346,227
Nucor Corp.
3.950% due 05/01/28  250,000 249,460
Nutrien Ltd. (Canada)
4.500% due 03/12/27  145,000 145,727
5.200% due 06/21/27  110,000 111,807
Rio Tinto Finance USA Ltd. (Australia)
7.125% due 07/15/28  150,000 162,212
Rio Tinto Finance USA PLC (Australia)
4.500% due 03/14/28  250,000 252,826
Sherwin-Williams Co.
4.300% due 08/15/28  155,000 155,822
4.550% due 03/01/28  350,000 353,513
3,159,335
Communications - 5.5%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27  550,000 543,612
Alphabet, Inc.
0.800% due 08/15/27  250,000 237,206
Amazon.com, Inc.
1.200% due 06/03/27  600,000 575,755
3.150% due 08/22/27  1,500,000 1,483,986
AT&T, Inc.
1.650% due 02/01/28  150,000 142,022
4.250% due 03/01/27  1,400,000 1,402,789
Baidu, Inc. (China)
3.625% due 07/06/27  50,000 49,672
Booking Holdings, Inc.
3.550% due 03/15/28  500,000 494,869
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  550,000 541,605
Cisco Systems, Inc.
4.550% due 02/24/28 † 500,000 507,814
Comcast Corp.
3.150% due 02/15/28  750,000 736,872
3.300% due 02/01/27  400,000 396,692
eBay, Inc.
3.600% due 06/05/27  550,000 546,202
Expedia Group, Inc.
3.800% due 02/15/28  100,000 99,153
4.625% due 08/01/27  350,000 352,488
Meta Platforms, Inc.
3.500% due 08/15/27  625,000 622,537
Netflix, Inc.
4.375% due 11/15/26  500,000 502,426
Paramount Global
2.900% due 01/15/27  100,000 97,983
a
Principal
Amount Value
3.700% due 06/01/28  $ 350,000 $ 342,515
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  350,000 344,693
3.200% due 03/15/27  150,000 147,921
T-Mobile USA, Inc.
2.050% due 02/15/28  450,000 429,099
4.950% due 03/15/28  1,200,000 1,223,249
TCI Communications, Inc.
7.125% due 02/15/28  100,000 106,639
Telefonica Emisiones SA (Spain)
4.103% due 03/08/27  150,000 149,758
Verizon Communications, Inc.
4.125% due 03/16/27 † 1,075,000 1,076,314
Walt Disney Co.
2.200% due 01/13/28  500,000 482,553
13,636,424
Consumer, Cyclical - 7.5%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  151,750 147,117
3.600% due 03/22/29  27,496 26,970
American Honda Finance Corp.
4.250% due 09/01/28  250,000 250,683
4.450% due 10/22/27  170,000 171,515
4.550% due 03/03/28  200,000 201,875
4.700% due 01/12/28  500,000 506,451
4.900% due 07/09/27  70,000 71,015
AutoZone, Inc.
3.750% due 06/01/27  250,000 248,650
4.500% due 02/01/28  50,000 50,463
Costco Wholesale Corp.
1.375% due 06/20/27  450,000 432,434
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 75,320
Delta Air Lines, Inc.
4.950% due 07/10/28  200,000 202,481
Dollar General Corp.
4.625% due 11/01/27  100,000 100,869
5.200% due 07/05/28  150,000 153,560
Dollar Tree, Inc.
4.200% due 05/15/28  350,000 349,137
Ford Motor Credit Co. LLC
2.900% due 02/16/28  1,050,000 998,419
5.800% due 03/05/27  1,000,000 1,010,416
6.800% due 05/12/28  250,000 259,684
General Motors Co.
5.350% due 04/15/28  110,000 112,579
6.800% due 10/01/27  1,250,000 1,304,376
General Motors Financial Co., Inc.
2.700% due 08/20/27  800,000 777,843
4.000% due 10/06/26  50,000 49,906
5.000% due 07/15/27  110,000 111,372
Hasbro, Inc.
3.500% due 09/15/27  50,000 49,323
3.550% due 11/19/26  50,000 49,589
Home Depot, Inc.
3.750% due 09/15/28  355,000 353,809
4.875% due 06/25/27  85,000 86,438
Honda Motor Co. Ltd. (Japan)
4.436% due 07/08/28  600,000 603,644
Hyatt Hotels Corp.
5.050% due 03/30/28  420,000 426,937
Las Vegas Sands Corp.
5.625% due 06/15/28  150,000 153,387

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.900% due 06/01/27  $ 175,000 $ 178,620
Leggett & Platt, Inc.
3.500% due 11/15/27  100,000 98,054
Lowe's Cos., Inc.
3.100% due 05/03/27  250,000 246,458
3.950% due 10/15/27  240,000 239,881
4.000% due 10/15/28  185,000 184,635
Marriott International, Inc.
4.200% due 07/15/27  145,000 145,503
McDonald's Corp.
3.500% due 07/01/27  175,000 173,676
3.800% due 04/01/28  500,000 498,122
NIKE, Inc.
2.375% due 11/01/26  200,000 196,791
O'Reilly Automotive, Inc.
3.600% due 09/01/27  450,000 446,145
PACCAR Financial Corp.
4.000% due 08/08/28  70,000 70,215
4.250% due 06/23/27  150,000 151,053
4.450% due 08/06/27  165,000 166,989
4.950% due 08/10/28  250,000 257,277
5.200% due 11/09/26  150,000 152,129
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28  250,000 246,046
Sands China Ltd. (Macau)
5.400% due 08/08/28  500,000 511,863
Southwest Airlines Co.
5.125% due 06/15/27  475,000 480,938
Starbucks Corp.
4.500% due 05/15/28  130,000 131,318
4.850% due 02/08/27  600,000 606,138
Target Corp.
4.350% due 06/15/28  90,000 90,921
Toll Brothers Finance Corp.
4.350% due 02/15/28  50,000 50,160
Toyota Motor Corp. (Japan)
4.186% due 06/30/27  125,000 125,779
Toyota Motor Credit Corp.
4.050% due 09/05/28  120,000 120,348
4.500% due 05/14/27  80,000 80,760
4.550% due 09/20/27  1,750,000 1,770,682
5.000% due 03/19/27  700,000 711,354
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  202,827 208,639
United Airlines Pass-Through Trust Class AA
3.100% due 01/07/30  86,681 83,850
Walmart, Inc.
3.700% due 06/26/28  200,000 200,022
3.900% due 04/15/28  500,000 502,104
18,462,732
Consumer, Non-Cyclical - 13.2%
Abbott Laboratories
3.750% due 11/30/26  600,000 599,973
AbbVie, Inc.
2.950% due 11/21/26  500,000 494,431
4.650% due 03/15/28  350,000 355,835
4.800% due 03/15/27  210,000 212,481
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 100,140
Altria Group, Inc.
4.875% due 02/04/28  120,000 121,980
Amgen, Inc.
2.200% due 02/21/27  150,000 146,412
a
Principal
Amount Value
5.150% due 03/02/28  $ 1,000,000 $ 1,023,496
Astrazeneca Finance LLC (United Kingdom)
4.800% due 02/26/27  750,000 758,769
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  900,000 890,997
Baxter International, Inc.
1.915% due 02/01/27  100,000 96,958
Becton Dickinson & Co.
3.700% due 06/06/27  550,000 546,538
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 123,334
Bristol-Myers Squibb Co.
3.250% due 02/27/27  350,000 347,238
3.900% due 02/20/28  100,000 100,023
Campbell's Co.
4.150% due 03/15/28  500,000 499,523
Cardinal Health, Inc.
4.700% due 11/15/26  200,000 201,455
Cencora, Inc.
4.625% due 12/15/27  250,000 252,870
Centene Corp.
2.450% due 07/15/28  500,000 465,016
4.250% due 12/15/27  450,000 442,268
CHRISTUS Health
4.341% due 07/01/28  100,000 100,321
Cigna Group
3.400% due 03/01/27  250,000 247,704
Cintas Corp. No. 2
4.200% due 05/01/28  340,000 341,645
Coca-Cola Co.
1.450% due 06/01/27  925,000 891,050
CommonSpirit Health
6.073% due 11/01/27  50,000 51,867
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 47,110
5.300% due 10/01/26  350,000 353,668
Conopco, Inc.
7.250% due 12/15/26  200,000 207,656
Constellation Brands, Inc.
3.500% due 05/09/27  500,000 495,224
4.350% due 05/09/27  150,000 150,504
CVS Health Corp.
1.300% due 08/21/27  150,000 142,144
4.300% due 03/25/28  700,000 700,558
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28  100,000 99,682
5.300% due 10/24/27  150,000 153,746
Elevance Health, Inc.
3.650% due 12/01/27  500,000 496,530
4.000% due 09/15/28  230,000 229,042
4.500% due 10/30/26  15,000 15,067
Eli Lilly & Co.
3.100% due 05/15/27  500,000 494,544
4.150% due 08/14/27  70,000 70,474
4.550% due 02/12/28  135,000 137,041
Equifax, Inc.
5.100% due 06/01/28  150,000 153,387
Estee Lauder Cos., Inc.
4.375% due 05/15/28  150,000 151,137
Flowers Foods, Inc.
3.500% due 10/01/26  150,000 148,716
GE HealthCare Technologies, Inc.
5.650% due 11/15/27  350,000 360,790

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
General Mills, Inc.
4.200% due 04/17/28  $ 250,000 $ 250,521
4.700% due 01/30/27  225,000 226,830
Gilead Sciences, Inc.
1.200% due 10/01/27  450,000 426,833
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.875% due 05/15/28  600,000 599,241
Global Payments, Inc.
2.150% due 01/15/27  150,000 146,213
4.450% due 06/01/28  350,000 350,849
Haleon U.S. Capital LLC
3.375% due 03/24/27  200,000 198,014
HCA, Inc.
3.125% due 03/15/27  250,000 246,600
4.500% due 02/15/27  800,000 801,677
5.200% due 06/01/28  100,000 102,432
Hershey Co.
4.550% due 02/24/28  40,000 40,645
Hormel Foods Corp.
1.700% due 06/03/28  150,000 141,419
Humana, Inc.
1.350% due 02/03/27  150,000 144,422
3.950% due 03/15/27  350,000 349,003
Icon Investments Six DAC
5.809% due 05/08/27  350,000 357,281
Johnson & Johnson
0.950% due 09/01/27  50,000 47,588
2.900% due 01/15/28  1,000,000 982,844
2.950% due 03/03/27  150,000 148,448
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 148,199
Keurig Dr. Pepper, Inc.
4.350% due 05/15/28  750,000 749,904
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 249,001
Kroger Co.
2.650% due 10/15/26  425,000 419,207
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 49,602
McKesson Corp.
3.950% due 02/16/28  100,000 99,721
4.900% due 07/15/28  150,000 153,233
Medtronic Global Holdings SCA
4.250% due 03/30/28  450,000 453,282
Merck & Co., Inc.
1.700% due 06/10/27  400,000 386,569
3.850% due 09/15/27  250,000 250,610
Mondelez International, Inc.
4.250% due 05/06/28  465,000 467,259
Novartis Capital Corp.
3.100% due 05/17/27  450,000 445,464
PayPal Holdings, Inc.
2.650% due 10/01/26  100,000 98,806
3.900% due 06/01/27  350,000 350,131
4.450% due 03/06/28  100,000 101,111
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 101,042
PepsiCo, Inc.
3.600% due 02/18/28  150,000 149,352
4.400% due 02/07/27  750,000 756,059
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  500,000 505,779
a
Principal
Amount Value
Pfizer, Inc.
3.000% due 12/15/26  $ 500,000 $ 495,313
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 49,254
4.125% due 04/28/28  120,000 120,250
4.375% due 11/01/27  125,000 125,992
4.750% due 02/12/27  600,000 605,814
4.875% due 02/15/28  50,000 50,905
Procter & Gamble Co.
1.900% due 02/01/27  350,000 341,624
2.850% due 08/11/27  500,000 492,173
Quanta Services, Inc.
4.300% due 08/09/28  250,000 251,272
Royalty Pharma PLC
1.750% due 09/02/27  100,000 95,571
S&P Global, Inc.
2.450% due 03/01/27  200,000 195,943
4.750% due 08/01/28  250,000 254,753
Sanofi SA
3.625% due 06/19/28  250,000 248,837
Solventum Corp.
5.450% due 02/25/27  108,000 109,798
SSM Health Care Corp.
4.894% due 06/01/28  100,000 101,814
Stryker Corp.
4.700% due 02/10/28  120,000 121,776
Sutter Health
3.695% due 08/15/28  250,000 247,971
Sysco Corp.
3.250% due 07/15/27  450,000 443,969
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 152,434
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 148,488
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  750,000 756,020
UnitedHealth Group, Inc.
2.950% due 10/15/27  1,000,000 980,541
4.400% due 06/15/28  145,000 146,443
Viatris, Inc.
2.300% due 06/22/27  500,000 481,484
Zoetis, Inc.
4.150% due 08/17/28  210,000 210,755
32,743,729
Energy - 4.5%
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
2.061% due 12/15/26  500,000 488,251
BP Capital Markets America, Inc.
5.017% due 11/17/27  350,000 357,477
BP Capital Markets PLC
3.279% due 09/19/27  750,000 740,961
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  350,000 353,872
Chevron USA, Inc.
1.018% due 08/12/27  200,000 190,362
3.950% due 08/13/27  200,000 200,917
4.050% due 08/13/28  155,000 155,822
4.475% due 02/26/28  200,000 202,847
Continental Resources, Inc.
4.375% due 01/15/28  100,000 99,383
Coterra Energy, Inc.
3.900% due 05/15/27  100,000 99,391

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Diamondback Energy, Inc.
5.200% due 04/18/27  $ 150,000 $ 152,217
Enbridge, Inc. (Canada)
3.700% due 07/15/27  500,000 496,045
4.250% due 12/01/26  150,000 150,073
4.600% due 06/20/28  55,000 55,663
5.900% due 11/15/26  150,000 152,677
Energy Transfer LP
4.400% due 03/15/27  350,000 351,339
5.550% due 02/15/28  800,000 823,646
Enterprise Products Operating LLC
3.950% due 02/15/27  250,000 249,933
4.300% due 06/20/28  215,000 216,714
5.375% due 02/15/78  50,000 49,724
EQT Corp.
3.900% due 10/01/27  50,000 49,689
5.700% due 04/01/28  500,000 516,958
Exxon Mobil Corp.
3.294% due 03/19/27  350,000 347,730
Marathon Petroleum Corp.
5.125% due 12/15/26  350,000 353,205
MPLX LP
4.000% due 03/15/28  100,000 99,555
4.250% due 12/01/27  500,000 500,652
Occidental Petroleum Corp.
5.000% due 08/01/27  90,000 91,052
ONEOK, Inc.
4.000% due 07/13/27  150,000 149,581
5.550% due 11/01/26  500,000 506,491
Patterson-UTI Energy, Inc.
3.950% due 02/01/28  50,000 48,851
Phillips 66 Co.
3.750% due 03/01/28  500,000 495,627
Plains All American Pipeline LP/PAA Finance
Corp.
4.500% due 12/15/26  350,000 350,713
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  750,000 754,763
Shell International Finance BV
2.500% due 09/12/26  100,000 98,831
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  50,000 50,439
Targa Resources Corp.
5.200% due 07/01/27  500,000 508,033
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  150,000 155,908
Williams Cos., Inc.
3.750% due 06/15/27  600,000 596,196
11,261,588
Financial - 46.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,000,000 982,766
5.750% due 06/06/28  250,000 259,095
6.450% due 04/15/27  500,000 515,905
Air Lease Corp.
5.850% due 12/15/27  750,000 772,702
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/28  350,000 348,075
Ally Financial, Inc.
4.750% due 06/09/27  150,000 150,849
5.737% due 05/15/29  250,000 255,958
a
Principal
Amount Value
6.992% due 06/13/29  $ 250,000 $ 264,033
American Express Co.
4.351% due 07/20/29  175,000 176,059
5.043% due 07/26/28  250,000 254,335
5.098% due 02/16/28  2,080,000 2,108,161
American Homes 4 Rent LP
4.250% due 02/15/28  50,000 49,890
American Tower Corp.
5.500% due 03/15/28  800,000 824,738
Aon Corp.
8.205% due 01/01/27  350,000 366,719
Aon North America, Inc.
5.125% due 03/01/27  95,000 96,360
ARES Capital Corp.
2.875% due 06/15/27  50,000 48,828
2.875% due 06/15/28  200,000 190,978
Arthur J Gallagher & Co.
4.600% due 12/15/27  350,000 353,579
Athene Holding Ltd.
4.125% due 01/12/28  350,000 349,549
Australia & New Zealand Banking Group Ltd.
(Australia)
3.919% due 09/30/27  500,000 500,631
4.362% due 06/18/28  250,000 252,788
AvalonBay Communities, Inc.
3.350% due 05/15/27  350,000 346,052
Banco Santander SA (Spain)
4.175% due 03/24/28  1,400,000 1,398,213
5.294% due 08/18/27  400,000 407,768
5.365% due 07/15/28  200,000 204,149
5.588% due 08/08/28  200,000 207,918
Bank of America Corp.
2.551% due 02/04/28  1,000,000 979,544
3.419% due 12/20/28  350,000 344,720
3.705% due 04/24/28  3,000,000 2,981,044
3.824% due 01/20/28  1,750,000 1,742,146
3.970% due 03/05/29  150,000 149,293
4.623% due 05/09/29  1,335,000 1,351,791
4.979% due 01/24/29  350,000 356,533
6.204% due 11/10/28  150,000 156,351
Bank of Montreal (Canada)
4.062% due 09/22/28  180,000 179,809
5.203% due 02/01/28  100,000 102,468
5.266% due 12/11/26  50,000 50,688
5.370% due 06/04/27  1,150,000 1,175,962
Bank of New York Mellon Corp.
3.992% due 06/13/28  500,000 499,962
4.441% due 06/09/28  85,000 85,608
5.802% due 10/25/28  1,250,000 1,294,316
Bank of Nova Scotia (Canada)
4.043% due 09/15/28  250,000 249,552
4.404% due 09/08/28 † 1,000,000 1,005,615
Barclays PLC (United Kingdom)
2.279% due 11/24/27  500,000 488,938
4.972% due 05/16/29  500,000 507,523
5.674% due 03/12/28  225,000 229,415
7.385% due 11/02/28  1,000,000 1,060,730
Barings BDC, Inc.
5.200% due 09/15/28  165,000 163,871
Berkshire Hathaway Finance Corp.
2.300% due 03/15/27  250,000 244,906
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,755

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Blackrock, Inc.
3.200% due 03/15/27  $ 350,000 $ 347,176
Blackstone Private Credit Fund
2.625% due 12/15/26  350,000 341,876
3.250% due 03/15/27  125,000 122,665
4.950% due 09/26/27  110,000 110,637
Blackstone Secured Lending Fund
2.125% due 02/15/27  175,000 169,367
5.350% due 04/13/28  350,000 354,872
Blue Owl Capital Corp.
2.875% due 06/11/28  150,000 141,980
Blue Owl Credit Income Corp.
7.950% due 06/13/28  150,000 160,711
Brighthouse Financial, Inc.
3.700% due 06/22/27  350,000 345,761
Brookfield Finance, Inc. (Canada)
3.900% due 01/25/28  450,000 446,886
Canadian Imperial Bank of Commerce (Canada)
4.243% due 09/08/28  835,000 836,809
4.857% due 03/30/29  150,000 152,369
4.862% due 01/13/28  100,000 100,858
5.237% due 06/28/27  100,000 102,024
Capital One Financial Corp.
1.878% due 11/02/27  275,000 267,982
3.650% due 05/11/27  150,000 148,866
4.927% due 05/10/28  1,250,000 1,263,045
5.468% due 02/01/29  100,000 102,566
7.149% due 10/29/27  50,000 51,505
Cboe Global Markets, Inc.
3.650% due 01/12/27  100,000 99,458
Charles Schwab Corp.
2.450% due 03/03/27  1,100,000 1,076,569
Citibank NA
4.576% due 05/29/27  415,000 418,872
5.488% due 12/04/26  185,000 187,988
Citigroup, Inc.
3.200% due 10/21/26  500,000 495,966
3.668% due 07/24/28  1,500,000 1,487,042
3.887% due 01/10/28  1,300,000 1,294,960
4.075% due 04/23/29 † 1,500,000 1,496,550
4.643% due 05/07/28  250,000 251,769
4.658% due 05/24/28  150,000 151,158
4.786% due 03/04/29  250,000 253,266
Citizens Bank NA
4.575% due 08/09/28  400,000 402,530
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,828
Commonwealth Bank of Australia (Australia)
4.423% due 03/14/28  500,000 506,115
Cooperatieve Rabobank UA (Netherlands)
4.372% due 05/27/27  250,000 251,921
4.883% due 01/21/28  200,000 204,535
5.041% due 03/05/27  150,000 152,433
Corebridge Financial, Inc.
3.650% due 04/05/27  350,000 347,139
6.875% due 12/15/52  200,000 205,149
Crown Castle, Inc.
3.650% due 09/01/27  50,000 49,492
5.000% due 01/11/28  850,000 862,108
Deutsche Bank AG (Germany)
2.552% due 01/07/28  500,000 489,123
5.371% due 09/09/27  200,000 205,052
5.373% due 01/10/29  415,000 423,989
a
Principal
Amount Value
6.720% due 01/18/29  $ 200,000 $ 210,143
Digital Realty Trust LP
5.550% due 01/15/28  500,000 514,771
EPR Properties
4.750% due 12/15/26  100,000 100,268
ERP Operating LP
3.250% due 08/01/27  100,000 98,681
Essex Portfolio LP
3.625% due 05/01/27  350,000 347,707
Extra Space Storage LP
5.700% due 04/01/28  500,000 516,537
F&G Annuities & Life, Inc.
7.400% due 01/13/28  50,000 52,505
Federal Realty OP LP
5.375% due 05/01/28  250,000 256,793
Fifth Third Bancorp
6.361% due 10/27/28  750,000 782,304
Fifth Third Bank NA
2.250% due 02/01/27  150,000 146,367
FS KKR Capital Corp.
3.250% due 07/15/27  200,000 193,322
Goldman Sachs Group, Inc.
3.615% due 03/15/28  400,000 397,054
3.691% due 06/05/28  2,000,000 1,985,780
3.814% due 04/23/29  500,000 495,801
4.482% due 08/23/28  150,000 150,975
4.937% due 04/23/28  745,000 753,887
Goldman Sachs Private Credit Corp.
5.875% due 05/06/28 ~ 100,000 101,515
Golub Capital BDC, Inc.
2.050% due 02/15/27  100,000 96,395
Highwoods Realty LP
3.875% due 03/01/27  75,000 74,283
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 250,000 248,762
5.300% due 06/05/27 ~ 60,000 60,351
5.450% due 01/14/28  350,000 353,254
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29  500,000 472,035
4.041% due 03/13/28  500,000 498,684
4.583% due 06/19/29  500,000 503,601
4.755% due 06/09/28  200,000 201,721
4.899% due 03/03/29  200,000 202,927
5.597% due 05/17/28  215,000 219,564
6.161% due 03/09/29  1,600,000 1,668,886
HSBC USA, Inc.
4.650% due 06/03/28  200,000 202,873
Huntington Bancshares, Inc.
4.443% due 08/04/28  500,000 502,330
ING Groep NV (Netherlands)
4.017% due 03/28/28  150,000 149,579
4.858% due 03/25/29  700,000 709,464
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 294,805
Jefferies Financial Group, Inc.
4.850% due 01/15/27  150,000 151,273
5.875% due 07/21/28  200,000 208,279
JPMorgan Chase & Co.
3.509% due 01/23/29  750,000 740,203
3.540% due 05/01/28  250,000 247,910
3.782% due 02/01/28  4,700,000 4,680,136
4.203% due 07/23/29  500,000 501,067
4.505% due 10/22/28  80,000 80,705

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.851% due 07/25/28  $ 150,000 $ 152,017
4.979% due 07/22/28  2,045,000 2,076,622
5.040% due 01/23/28  50,000 50,575
5.571% due 04/22/28  120,000 122,654
KeyBank NA
4.390% due 12/14/27  500,000 502,918
Kimco Realty OP LLC
2.800% due 10/01/26  150,000 148,026
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28  50,000 49,352
3.750% due 03/18/28  1,500,000 1,490,060
4.550% due 08/16/28  250,000 252,620
4.818% due 06/13/29  200,000 202,856
5.462% due 01/05/28  200,000 203,029
LPL Holdings, Inc.
4.900% due 04/03/28  115,000 116,271
M&T Bank Corp.
4.833% due 01/16/29  45,000 45,567
Main Street Capital Corp.
5.400% due 08/15/28  70,000 70,300
6.500% due 06/04/27  25,000 25,561
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  600,000 608,120
4.762% due 07/06/28  250,000 252,484
Manulife Financial Corp. (Canada)
4.061% due 02/24/32  150,000 148,968
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 50,578
Mastercard, Inc.
2.950% due 11/21/26  100,000 98,946
3.500% due 02/26/28  500,000 496,379
4.550% due 03/15/28  85,000 86,405
Mid-America Apartments LP
4.200% due 06/15/28  100,000 100,347
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.080% due 04/19/28  1,250,000 1,249,008
5.242% due 04/19/29  1,000,000 1,027,352
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  1,400,000 1,434,203
5.778% due 07/06/29  200,000 208,480
Morgan Stanley
2.475% due 01/21/28  1,250,000 1,223,540
4.994% due 04/12/29  110,000 112,210
5.123% due 02/01/29  150,000 153,249
5.164% due 04/20/29  500,000 511,876
5.449% due 07/20/29  1,500,000 1,550,165
5.652% due 04/13/28  155,000 158,503
6.296% due 10/18/28  1,000,000 1,042,189
Morgan Stanley Bank NA
4.447% due 10/15/27  1,500,000 1,503,808
4.952% due 01/14/28  515,000 520,175
5.016% due 01/12/29  100,000 101,813
Morgan Stanley Private Bank NA
4.466% due 07/06/28  250,000 251,470
National Australia Bank Ltd. (Australia)
4.308% due 06/13/28  250,000 252,447
4.500% due 10/26/27 † 1,000,000 1,011,756
National Bank of Canada (Canada)
4.950% due 02/01/28  250,000 252,846
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  450,000 442,192
4.892% due 05/18/29  350,000 355,655
5.516% due 09/30/28  500,000 512,662
a
Principal
Amount Value
New Mountain Finance Corp.
6.200% due 10/15/27  $ 50,000 $ 51,056
NNN REIT, Inc.
3.500% due 10/15/27  100,000 98,849
Nomura Holdings, Inc. (Japan)
2.329% due 01/22/27  750,000 731,660
Northern Trust Corp.
3.375% due 05/08/32  350,000 343,266
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  150,000 150,478
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,886
Piedmont Operating Partnership LP
9.250% due 07/20/28  100,000 111,067
PNC Bank NA
4.050% due 07/26/28  750,000 748,253
PNC Financial Services Group, Inc.
5.300% due 01/21/28  75,000 76,126
5.582% due 06/12/29  350,000 362,742
6.615% due 10/20/27  500,000 512,287
Principal Financial Group, Inc.
3.100% due 11/15/26  100,000 98,892
Progressive Corp.
2.500% due 03/15/27  350,000 343,061
Prologis LP
3.250% due 10/01/26  150,000 148,915
4.875% due 06/15/28  150,000 153,476
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 49,433
Public Storage Operating Co.
1.500% due 11/09/26  350,000 340,911
Realty Income Corp.
2.200% due 06/15/28  100,000 95,345
3.000% due 01/15/27  250,000 246,567
3.650% due 01/15/28  500,000 496,148
Regency Centers LP
3.600% due 02/01/27  100,000 99,333
Royal Bank of Canada (Canada)
4.498% due 08/06/29  445,000 448,566
4.510% due 10/18/27  500,000 501,832
4.522% due 10/18/28  1,000,000 1,008,557
4.715% due 03/27/28  210,000 212,120
4.875% due 01/19/27  165,000 166,977
6.000% due 11/01/27  50,000 52,000
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 146,390
5.473% due 03/20/29  155,000 158,021
6.499% due 03/09/29  750,000 782,712
Santander U.K. Group Holdings PLC (United
Kingdom)
4.320% due 09/22/29  200,000 199,513
6.534% due 01/10/29  600,000 628,110
Simon Property Group LP
1.750% due 02/01/28  500,000 475,140
3.250% due 11/30/26  250,000 247,769
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28  250,000 263,887
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.174% due 01/14/27  700,000 684,273
3.010% due 10/19/26  150,000 148,517
3.944% due 07/19/28  150,000 149,796
5.520% due 01/13/28  850,000 877,131
5.800% due 07/13/28  250,000 261,384

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Synchrony Bank
5.625% due 08/23/27  $ 500,000 $ 510,698
Synchrony Financial
5.019% due 07/29/29  20,000 20,178
Toronto-Dominion Bank (Canada)
2.800% due 03/10/27  1,250,000 1,229,662
4.108% due 06/08/27  350,000 350,660
4.568% due 12/17/26  100,000 100,574
4.574% due 06/02/28  250,000 253,341
5.264% due 12/11/26  130,000 131,838
Truist Bank
4.420% due 07/24/28  310,000 311,386
Truist Financial Corp.
1.125% due 08/03/27  300,000 284,619
4.123% due 06/06/28  250,000 250,181
4.873% due 01/26/29  150,000 152,277
U.S. Bancorp
4.653% due 02/01/29  1,350,000 1,365,164
5.775% due 06/12/29  550,000 572,492
UBS AG (Switzerland)
5.000% due 07/09/27  1,000,000 1,017,072
7.500% due 02/15/28  100,000 107,685
UDR, Inc.
3.500% due 07/01/27  350,000 346,472
Ventas Realty LP
4.000% due 03/01/28  500,000 497,830
VICI Properties LP
4.750% due 02/15/28  350,000 353,014
4.750% due 04/01/28  65,000 65,713
Visa, Inc.
2.750% due 09/15/27  600,000 589,028
Voya Financial, Inc.
4.700% due 01/23/48  100,000 96,607
Wells Fargo & Co.
3.526% due 03/24/28  2,000,000 1,982,409
4.078% due 09/15/29  1,305,000 1,301,109
4.808% due 07/25/28  800,000 809,622
4.900% due 01/24/28  185,000 186,724
4.970% due 04/23/29  405,000 412,769
5.574% due 07/25/29  1,000,000 1,036,572
5.707% due 04/22/28  190,000 194,463
Wells Fargo Bank NA
5.254% due 12/11/26  200,000 202,941
Welltower OP LLC
2.700% due 02/15/27  100,000 98,257
Westpac Banking Corp. (Australia)
3.400% due 01/25/28  100,000 98,976
4.322% due 11/23/31  1,500,000 1,495,840
Weyerhaeuser Co.
6.950% due 10/01/27  350,000 369,356
115,039,331
Industrial - 6.1%
3M Co.
2.875% due 10/15/27  50,000 48,996
Amcor Finance USA, Inc.
4.500% due 05/15/28  100,000 100,479
Amcor Flexibles North America, Inc.
4.800% due 03/17/28  60,000 60,693
Amphenol Corp.
4.375% due 06/12/28  165,000 166,520
5.050% due 04/05/27  90,000 91,461
Amrize Finance U.S. LLC
4.700% due 04/07/28 ~ 350,000 354,235
a
Principal
Amount Value
Avnet, Inc.
6.250% due 03/15/28  $ 50,000 $ 52,043
Berry Global, Inc.
1.650% due 01/15/27  100,000 96,907
Boeing Co.
3.250% due 03/01/28  50,000 48,824
5.040% due 05/01/27  1,150,000 1,162,713
Caterpillar Financial Services Corp.
4.100% due 08/15/28  70,000 70,337
4.400% due 10/15/27  300,000 303,338
4.400% due 03/03/28  200,000 202,176
5.000% due 05/14/27  350,000 356,250
CNH Industrial Capital LLC
4.750% due 03/21/28  625,000 632,160
CSX Corp.
2.600% due 11/01/26  656,000 646,035
Eaton Corp.
3.103% due 09/15/27  50,000 49,359
4.350% due 05/18/28  100,000 101,212
Emerson Electric Co.
1.800% due 10/15/27  400,000 383,961
Flex Ltd.
6.000% due 01/15/28  100,000 103,378
GATX Corp.
5.400% due 03/15/27  80,000 81,195
General Dynamics Corp.
2.625% due 11/15/27  500,000 487,457
Honeywell International, Inc.
1.100% due 03/01/27  250,000 240,224
4.650% due 07/30/27  600,000 607,296
Ingersoll Rand, Inc.
5.400% due 08/14/28  150,000 155,203
Jabil, Inc.
4.250% due 05/15/27  150,000 150,090
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 211,261
John Deere Capital Corp.
4.200% due 07/15/27  525,000 528,616
4.250% due 06/05/28  200,000 201,714
4.900% due 06/11/27  1,000,000 1,016,986
L3Harris Technologies, Inc.
4.400% due 06/15/28  350,000 352,382
5.400% due 01/15/27  200,000 203,347
Lockheed Martin Corp.
4.150% due 08/15/28  50,000 50,326
5.100% due 11/15/27  350,000 358,786
Martin Marietta Materials, Inc.
3.500% due 12/15/27  100,000 98,840
Masco Corp.
1.500% due 02/15/28  100,000 94,082
Norfolk Southern Corp.
3.150% due 06/01/27  250,000 246,619
Northrop Grumman Corp.
3.250% due 01/15/28  500,000 491,829
Oshkosh Corp.
4.600% due 05/15/28  50,000 50,434
Otis Worldwide Corp.
2.293% due 04/05/27  100,000 97,586
Owens Corning
5.500% due 06/15/27  70,000 71,555
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 200,959

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Republic Services, Inc.
3.375% due 11/15/27  $ 350,000 $ 345,968
3.950% due 05/15/28  150,000 150,132
RTX Corp.
2.650% due 11/01/26  50,000 49,242
3.500% due 03/15/27  750,000 744,288
Ryder System, Inc.
2.850% due 03/01/27  350,000 343,976
5.300% due 03/15/27  110,000 111,756
TD SYNNEX Corp.
2.375% due 08/09/28  250,000 237,360
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 49,242
Union Pacific Corp.
3.000% due 04/15/27  350,000 345,361
United Parcel Service, Inc.
3.050% due 11/15/27  500,000 491,827
Waste Management, Inc.
1.150% due 03/15/28  500,000 467,736
4.950% due 07/03/27  115,000 117,041
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  150,000 148,745
WRKCo, Inc.
3.900% due 06/01/28  350,000 347,293
Xylem, Inc.
3.250% due 11/01/26  100,000 98,992
15,076,823
Technology - 7.4%
Accenture Capital, Inc.
3.900% due 10/04/27  150,000 150,224
Adobe, Inc.
4.750% due 01/17/28  550,000 560,576
Advanced Micro Devices, Inc.
4.319% due 03/24/28  500,000 504,461
Analog Devices, Inc.
3.500% due 12/05/26  150,000 149,249
4.250% due 06/15/28  190,000 191,374
Apple, Inc.
1.200% due 02/08/28  1,000,000 942,929
1.400% due 08/05/28  250,000 234,422
2.900% due 09/12/27  50,000 49,255
4.000% due 05/12/28  400,000 402,794
Applied Materials, Inc.
3.300% due 04/01/27  350,000 347,531
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/28 † 1,000,000 988,644
3.875% due 01/15/27  300,000 299,897
Broadcom, Inc.
4.800% due 04/15/28  250,000 254,648
5.050% due 07/12/27  125,000 127,183
CDW LLC/CDW Finance Corp.
2.670% due 12/01/26  500,000 490,721
Concentrix Corp.
6.600% due 08/02/28 † 250,000 261,847
Dell International LLC/EMC Corp.
4.750% due 04/01/28  110,000 111,640
6.100% due 07/15/27  500,000 515,637
Fiserv, Inc.
5.150% due 03/15/27  115,000 116,555
5.450% due 03/02/28  500,000 514,149
Hewlett Packard Enterprise Co.
4.050% due 09/15/27  125,000 124,808
4.150% due 09/15/28  110,000 109,900
a
Principal
Amount Value
4.400% due 09/25/27  $ 75,000 $ 75,358
HP, Inc.
4.750% due 01/15/28  350,000 354,753
Intel Corp.
3.150% due 05/11/27  150,000 147,643
3.750% due 03/25/27  150,000 149,147
3.750% due 08/05/27  850,000 843,660
International Business Machines Corp.
6.220% due 08/01/27  100,000 103,990
6.500% due 01/15/28  1,000,000 1,053,549
Marvell Technology, Inc.
4.875% due 06/22/28  150,000 152,391
Microchip Technology, Inc.
4.900% due 03/15/28  350,000 355,212
Micron Technology, Inc.
5.375% due 04/15/28  500,000 515,745
Microsoft Corp.
3.300% due 02/06/27  1,000,000 994,526
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  20,000 20,033
4.400% due 06/01/27  500,000 501,843
Oracle Corp.
2.300% due 03/25/28  1,000,000 956,247
2.800% due 04/01/27  400,000 392,335
4.800% due 08/03/28  250,000 254,242
QUALCOMM, Inc.
3.250% due 05/20/27  551,000 546,462
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 190,189
Salesforce, Inc.
3.700% due 04/11/28  500,000 498,501
Synopsys, Inc.
4.650% due 04/01/28  500,000 505,683
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  350,000 356,376
Texas Instruments, Inc.
2.900% due 11/03/27  350,000 343,961
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  200,000 195,233
3.875% due 04/22/27  200,000 199,641
VMware LLC
3.900% due 08/21/27  350,000 348,790
4.650% due 05/15/27  350,000 350,330
Workday, Inc.
3.500% due 04/01/27  350,000 347,039
18,201,323
Utilities - 6.3%
AES Corp.
5.450% due 06/01/28  200,000 204,891
Ameren Corp.
5.700% due 12/01/26  200,000 203,199
American Electric Power Co., Inc.
3.200% due 11/13/27  350,000 343,444
5.750% due 11/01/27  200,000 206,536
Black Hills Corp.
3.150% due 01/15/27  350,000 345,489
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  50,000 49,336
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  500,000 498,057
5.250% due 03/01/28  50,000 51,302

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Constellation Energy Generation LLC
5.600% due 03/01/28  $ 350,000 $ 361,836
Dominion Energy, Inc.
4.600% due 05/15/28  120,000 121,250
DTE Electric Co.
4.250% due 05/14/27  40,000 40,221
DTE Energy Co.
4.875% due 06/01/28  55,000 55,967
4.950% due 07/01/27  675,000 683,735
Duke Energy Corp.
4.850% due 01/05/27  810,000 818,221
Duke Energy Progress LLC
4.350% due 03/06/27  50,000 50,397
Edison International
4.125% due 03/15/28  50,000 49,097
5.750% due 06/15/27  100,000 101,207
Enel Chile SA (Chile)
4.875% due 06/12/28  200,000 203,389
Entergy Arkansas LLC
4.000% due 06/01/28  350,000 350,075
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 147,633
Evergy Kansas Central, Inc.
4.700% due 03/13/28  60,000 60,769
Eversource Energy
2.900% due 03/01/27  200,000 196,497
3.300% due 01/15/28  750,000 734,352
5.000% due 01/01/27  85,000 85,864
Exelon Corp.
2.750% due 03/15/27  250,000 245,183
FirstEnergy Corp.
3.900% due 07/15/27  200,000 198,822
Fortis, Inc. (Canada)
3.055% due 10/04/26  150,000 148,317
Georgia Power Co.
4.000% due 10/01/28  70,000 70,019
Indiana Michigan Power Co.
3.850% due 05/15/28  50,000 49,752
ITC Holdings Corp.
3.350% due 11/15/27  350,000 343,662
MidAmerican Energy Co.
3.100% due 05/01/27  350,000 345,932
Mississippi Power Co.
3.950% due 03/30/28  750,000 749,939
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,727
National Rural Utilities Cooperative Finance Corp.
4.150% due 08/25/28  155,000 155,471
4.750% due 02/07/28  610,000 619,153
4.800% due 02/05/27  150,000 151,506
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27  1,350,000 1,339,123
4.685% due 09/01/27  95,000 96,052
4.900% due 02/28/28  450,000 457,975
NiSource, Inc.
5.250% due 03/30/28  250,000 256,653
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 673,044
3.750% due 07/01/28  150,000 147,369
4.650% due 08/01/28  150,000 150,458
5.000% due 06/04/28  205,000 207,920
Pinnacle West Capital Corp.
4.900% due 05/15/28  65,000 66,068
a
Principal
Amount Value
Public Service Co. of New Hampshire
4.400% due 07/01/28  $ 165,000 $ 166,677
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 207,125
Southern California Edison Co.
4.875% due 02/01/27  750,000 754,642
5.300% due 03/01/28  50,000 50,910
Southern California Gas Co.
2.950% due 04/15/27  500,000 492,715
Southern Co.
4.850% due 06/15/28  200,000 203,727
Southern Co. Gas Capital Corp.
4.050% due 09/15/28  70,000 69,949
Virginia Electric & Power Co.
2.950% due 11/15/26  100,000 98,712
3.500% due 03/15/27  500,000 496,516
WEC Energy Group, Inc.
1.375% due 10/15/27  150,000 142,187
Xcel Energy, Inc.
3.350% due 12/01/26  425,000 420,963
4.750% due 03/21/28  80,000 81,016
15,670,048
Total Corporate Bonds & Notes
    (Cost $241,674,973) 243,251,333
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $241,674,973) 243,251,333
Shares
SECURITIES LENDING COLLATERAL - 1.3%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.990% 732,234 732,234
Principal
Amount
Repurchase Agreements - 1.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$1,244,117; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $1,268,999) $ 1,243,971 1,243,971
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$1,133,348; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$1,154,917) 1,131,504 1,131,504
2,375,475
Total Securities Lending Collateral
(Cost $3,107,709) 3,107,709

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Value
TOTAL INVESTMENTS - 99.7%
(Cost $244,782,682) $ 246,359,042
OTHER ASSETS & LIABILITIES, NET - 0.3% 623,981
NET ASSETS - 100.0% $ 246,983,023

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.8%
Basic Materials - 0.5%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 102,061
4.850% due 02/08/34  100,000 101,678
Albemarle Corp.
5.050% due 06/01/32  100,000 98,782
5.450% due 12/01/44  50,000 45,246
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 208,721
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 02/15/36  85,000 86,308
5.000% due 09/30/43  500,000 482,385
Dow Chemical Co.
3.600% due 11/15/50  250,000 169,482
4.250% due 10/01/34  141,000 130,277
4.800% due 05/15/49  65,000 53,108
5.650% due 03/15/36  125,000 125,678
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 151,204
5.319% due 11/15/38  39,000 40,021
5.419% due 11/15/48  75,000 74,214
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,867
4.800% due 09/01/42  100,000 88,216
Ecolab, Inc.
1.650% due 02/01/27  100,000 97,096
2.125% due 02/01/32  100,000 87,605
2.700% due 12/15/51  100,000 63,136
Freeport-McMoRan, Inc.
4.625% due 08/01/30  100,000 99,082
5.450% due 03/15/43  100,000 96,377
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 122,046
International Paper Co.
4.350% due 08/15/48  54,000 44,219
6.000% due 11/15/41  200,000 208,464
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 109,233
Linde, Inc.
1.100% due 08/10/30  50,000 43,521
2.000% due 08/10/50  30,000 16,469
LYB International Finance III LLC
2.250% due 10/01/30  25,000 22,327
3.375% due 10/01/40  30,000 22,211
3.625% due 04/01/51  40,000 26,789
3.800% due 10/01/60  30,000 19,342
4.200% due 05/01/50  300,000 222,394
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 59,087
Mosaic Co.
5.450% due 11/15/33  163,000 168,554
NewMarket Corp.
2.700% due 03/18/31  100,000 90,868
Newmont Corp.
2.600% due 07/15/32  100,000 90,488
5.875% due 04/01/35  100,000 108,435
Nucor Corp.
2.979% due 12/15/55  25,000 15,851
5.100% due 06/01/35  250,000 254,320
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 47,141
4.200% due 04/01/29  55,000 54,944
a
Principal
Amount Value
4.500% due 03/12/27  $ 115,000 $ 115,576
5.250% due 01/15/45  139,000 132,223
PPG Industries, Inc.
2.800% due 08/15/29  50,000 47,638
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 31,383
7.125% due 07/15/28  50,000 54,071
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 187,260
4.875% due 03/14/30  245,000 251,129
5.250% due 03/14/35  35,000 36,081
5.750% due 03/14/55  45,000 46,345
RPM International, Inc.
5.250% due 06/01/45  50,000 48,282
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 59,456
4.000% due 12/15/42  50,000 41,631
4.500% due 08/15/30  70,000 70,493
4.500% due 06/01/47  29,000 25,088
4.550% due 03/01/28  100,000 101,004
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 145,134
7.500% due 07/27/35  50,000 59,197
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,516
3.250% due 01/15/31  40,000 37,807
3.250% due 10/15/50  20,000 13,884
5.250% due 05/15/35  45,000 46,008
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 37,855
3.125% due 01/15/32  40,000 35,943
3.750% due 01/15/31  125,000 118,413
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36  150,000 168,576
Westlake Corp.
4.375% due 11/15/47  100,000 79,000
6,189,240
Communications - 2.1%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 260,885
5.250% due 05/26/35 ~ 200,000 209,491
Alphabet, Inc.
0.800% due 08/15/27  150,000 142,324
1.900% due 08/15/40  150,000 102,576
2.250% due 08/15/60  150,000 81,095
4.500% due 05/15/35  200,000 200,261
Amazon.com, Inc.
1.500% due 06/03/30  85,000 76,201
1.650% due 05/12/28  100,000 94,752
2.100% due 05/12/31  100,000 90,012
2.500% due 06/03/50  40,000 24,733
2.875% due 05/12/41  100,000 76,777
3.100% due 05/12/51  100,000 69,637
3.250% due 05/12/61  100,000 66,956
3.300% due 04/13/27  150,000 148,964
3.600% due 04/13/32  200,000 193,425
3.875% due 08/22/37  195,000 179,877
3.950% due 04/13/52  150,000 121,770
4.050% due 08/22/47  70,000 59,274
4.100% due 04/13/62  100,000 80,553
4.250% due 08/22/57  100,000 84,100
4.550% due 12/01/27  100,000 101,523
4.700% due 12/01/32  100,000 102,843

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
America Movil SAB de CV (Mexico)
5.000% due 01/20/33  $ 250,000 $ 254,183
6.375% due 03/01/35  125,000 137,945
AppLovin Corp.
5.375% due 12/01/31  300,000 310,454
AT&T, Inc.
1.650% due 02/01/28  300,000 284,044
2.250% due 02/01/32  165,000 144,499
2.750% due 06/01/31  100,000 91,684
3.500% due 06/01/41  200,000 159,967
3.500% due 09/15/53  247,000 170,982
3.550% due 09/15/55  433,000 298,623
3.650% due 09/15/59  221,000 151,221
3.800% due 12/01/57  200,000 142,730
3.850% due 06/01/60  45,000 32,025
4.250% due 03/01/27  100,000 100,199
4.350% due 03/01/29  150,000 150,695
4.500% due 05/15/35  90,000 86,994
4.550% due 03/09/49  100,000 84,827
4.850% due 03/01/39  70,000 67,341
5.350% due 09/01/40  161,000 159,803
5.375% due 08/15/35  100,000 103,032
5.400% due 02/15/34  150,000 155,953
5.550% due 11/01/45  125,000 123,832
6.050% due 08/15/56  350,000 363,040
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 193,505
Bell Telephone Co. of Canada or Bell Canada
(Canada)
2.150% due 02/15/32  40,000 34,432
4.464% due 04/01/48  65,000 54,352
5.200% due 02/15/34  100,000 101,276
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 204,962
9.625% due 12/15/30  50,000 61,578
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  60,000 43,801
3.750% due 02/15/28  100,000 98,474
3.900% due 06/01/52  175,000 118,610
4.200% due 03/15/28  200,000 199,115
4.400% due 12/01/61  100,000 69,341
4.800% due 03/01/50  500,000 396,272
5.125% due 07/01/49  100,000 82,743
5.375% due 05/01/47  50,000 43,243
6.384% due 10/23/35  70,000 73,361
6.484% due 10/23/45  165,000 163,095
6.834% due 10/23/55  50,000 51,149
Cisco Systems, Inc.
4.800% due 02/26/27  125,000 126,557
4.850% due 02/26/29  100,000 102,646
5.050% due 02/26/34  200,000 206,961
5.300% due 02/26/54  450,000 444,515
Comcast Corp.
1.950% due 01/15/31  140,000 124,387
2.350% due 01/15/27  40,000 39,215
2.450% due 08/15/52  100,000 55,324
2.800% due 01/15/51  55,000 33,604
2.887% due 11/01/51  350,000 215,784
2.987% due 11/01/63  101,000 57,723
3.300% due 02/01/27  100,000 99,173
3.400% due 07/15/46  55,000 39,903
a
Principal
Amount Value
3.750% due 04/01/40  $ 155,000 $ 130,416
3.999% due 11/01/49  211,000 162,859
4.000% due 08/15/47  100,000 78,598
4.049% due 11/01/52  97,000 74,584
4.150% due 10/15/28  95,000 95,299
4.400% due 08/15/35  77,000 73,971
4.600% due 10/15/38  85,000 80,134
4.800% due 05/15/33  200,000 202,089
4.950% due 05/15/32  300,000 307,713
4.950% due 10/15/58  80,000 70,237
5.300% due 06/01/34  150,000 155,673
5.300% due 05/15/35  100,000 102,861
5.350% due 11/15/27  65,000 66,814
5.500% due 05/15/64  200,000 188,642
5.650% due 06/01/54  85,000 83,478
6.050% due 05/15/55  100,000 103,418
Corning, Inc.
4.375% due 11/15/57  100,000 83,109
4.700% due 03/15/37  50,000 48,963
5.350% due 11/15/48  100,000 97,244
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 218,118
eBay, Inc.
2.700% due 03/11/30  100,000 93,557
3.600% due 06/05/27  50,000 49,655
Expedia Group, Inc.
3.800% due 02/15/28  250,000 247,884
Fox Corp.
5.576% due 01/25/49  200,000 194,846
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 165,005
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 97,672
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 199,212
4.600% due 05/15/28  200,000 204,139
4.750% due 08/15/34  135,000 136,817
4.950% due 05/15/33  100,000 103,585
5.400% due 08/15/54  85,000 84,045
5.550% due 08/15/64  250,000 248,359
5.750% due 05/15/63  100,000 102,928
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 91,321
4.600% due 02/23/28  100,000 101,092
5.200% due 08/15/32  45,000 46,399
Netflix, Inc.
4.900% due 08/15/34  40,000 41,280
5.875% due 11/15/28  250,000 263,667
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 90,179
5.300% due 11/01/34  100,000 102,645
Orange SA (France)
5.375% due 01/13/42  150,000 150,047
9.000% due 03/01/31  50,000 60,765
Paramount Global
2.900% due 01/15/27  27,000 26,456
3.375% due 02/15/28  55,000 53,586
4.375% due 03/15/43  70,000 54,062
5.900% due 10/15/40  50,000 45,953
6.875% due 04/30/36  100,000 106,122
7.875% due 07/30/30  100,000 111,682

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  $ 65,000 $ 64,099
3.800% due 03/15/32  65,000 61,425
4.550% due 03/15/52  400,000 331,827
5.000% due 03/15/44  100,000 91,864
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 44,000
2.400% due 03/15/29  25,000 23,535
2.700% due 03/15/32  55,000 49,318
3.000% due 02/15/41  20,000 15,037
3.300% due 02/15/51  50,000 34,105
3.400% due 10/15/52  150,000 102,859
3.750% due 04/15/27  500,000 497,236
3.875% due 04/15/30  300,000 294,263
4.500% due 04/15/50  200,000 168,360
4.800% due 07/15/28  200,000 203,694
4.950% due 03/15/28  60,000 61,163
5.050% due 07/15/33  160,000 163,485
5.150% due 04/15/34  50,000 51,166
5.200% due 01/15/33  130,000 134,181
5.300% due 05/15/35  105,000 107,598
5.650% due 01/15/53  65,000 64,267
5.800% due 09/15/62  95,000 95,637
Telefonica Emisiones SA (Spain)
7.045% due 06/20/36  150,000 169,295
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 288,911
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 46,060
Time Warner Cable LLC
5.875% due 11/15/40  150,000 143,451
6.550% due 05/01/37  100,000 104,068
6.750% due 06/15/39  50,000 52,335
7.300% due 07/01/38  150,000 163,973
Uber Technologies, Inc.
4.800% due 09/15/34  300,000 300,770
4.800% due 09/15/35  30,000 29,747
VeriSign, Inc.
2.700% due 06/15/31  80,000 72,138
Verizon Communications, Inc.
1.500% due 09/18/30  90,000 78,705
1.750% due 01/20/31  100,000 87,515
2.100% due 03/22/28  60,000 57,239
2.355% due 03/15/32  500,000 438,614
2.550% due 03/21/31  140,000 127,321
2.650% due 11/20/40  450,000 325,663
2.850% due 09/03/41  45,000 32,797
2.875% due 11/20/50  100,000 63,877
2.987% due 10/30/56  383,000 236,354
3.000% due 11/20/60  90,000 54,714
3.400% due 03/22/41  280,000 221,356
3.550% due 03/22/51  55,000 40,356
3.700% due 03/22/61  45,000 31,725
4.000% due 03/22/50  250,000 196,830
4.016% due 12/03/29  250,000 248,327
4.272% due 01/15/36  57,000 53,485
5.250% due 04/02/35  120,000 122,074
5.500% due 02/23/54  90,000 88,716
Vodafone Group PLC (United Kingdom)
5.750% due 06/28/54  300,000 295,561
6.150% due 02/27/37  150,000 163,513
7.875% due 02/15/30  5,000 5,717
a
Principal
Amount Value
Walt Disney Co.
2.000% due 09/01/29  $ 35,000 $ 32,473
2.650% due 01/13/31  310,000 288,519
2.750% due 09/01/49  45,000 29,032
3.600% due 01/13/51  200,000 151,415
4.700% due 03/23/50  250,000 228,312
5.400% due 10/01/43  100,000 101,581
6.400% due 12/15/35  39,000 44,313
6.650% due 11/15/37  150,000 173,351
Weibo Corp. (China)
3.375% due 07/08/30  200,000 189,344
23,613,049
Consumer, Cyclical - 1.5%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  91,050 88,270
American Honda Finance Corp.
2.000% due 03/24/28  45,000 42,810
2.250% due 01/12/29  150,000 141,132
4.550% due 03/03/28  500,000 504,687
4.900% due 03/12/27  100,000 101,210
4.900% due 03/13/29  100,000 102,128
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 127,046
4.400% due 10/01/46  100,000 80,274
AutoZone, Inc.
1.650% due 01/15/31  85,000 74,040
3.750% due 06/01/27  100,000 99,460
4.750% due 02/01/33  65,000 65,133
5.125% due 06/15/30  65,000 67,117
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 50,378
BorgWarner, Inc.
2.650% due 07/01/27  25,000 24,362
Brunswick Corp.
5.850% due 03/18/29  70,000 72,517
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 23,885
5.850% due 08/01/34  65,000 66,516
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 192,193
Cummins, Inc.
1.500% due 09/01/30  100,000 88,525
2.600% due 09/01/50  100,000 61,756
4.700% due 02/15/31  50,000 50,937
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 129,462
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29  35,052 33,582
Dollar General Corp.
5.200% due 07/05/28  140,000 143,323
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 89,250
4.200% due 05/15/28  45,000 44,889
DR Horton, Inc.
1.300% due 10/15/26  85,000 82,663
Ferguson Enterprises, Inc.
4.350% due 03/15/31  50,000 49,694
Ford Motor Credit Co. LLC
5.303% due 09/06/29  200,000 199,558
5.800% due 03/05/27  200,000 202,083
5.800% due 03/08/29  250,000 253,764
6.050% due 03/05/31  200,000 204,692
6.054% due 11/05/31  275,000 281,171

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.500% due 02/07/35  $ 200,000 $ 205,577
6.532% due 03/19/32  200,000 208,203
6.798% due 11/07/28  200,000 208,878
General Motors Co.
4.200% due 10/01/27  50,000 49,979
5.400% due 04/01/48  50,000 45,625
5.625% due 04/15/30  200,000 207,437
6.250% due 10/02/43  100,000 101,748
6.750% due 04/01/46  25,000 26,789
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 89,430
4.000% due 10/06/26  50,000 49,906
4.300% due 04/06/29  100,000 99,301
4.900% due 10/06/29  100,000 101,187
5.000% due 04/09/27  60,000 60,572
5.050% due 04/04/28  85,000 86,390
5.350% due 01/07/30  350,000 358,613
5.550% due 07/15/29  45,000 46,484
5.600% due 06/18/31  65,000 67,292
5.900% due 01/07/35  350,000 361,296
5.950% due 04/04/34  45,000 46,753
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,594
3.900% due 11/19/29  100,000 97,434
Home Depot, Inc.
1.375% due 03/15/31  300,000 258,701
2.375% due 03/15/51  200,000 116,922
2.700% due 04/15/30  300,000 282,671
3.250% due 04/15/32  65,000 60,898
3.500% due 09/15/56  55,000 39,196
3.900% due 12/06/28  40,000 40,053
4.200% due 04/01/43  300,000 261,679
4.500% due 12/06/48  100,000 87,964
4.750% due 06/25/29  70,000 71,717
4.875% due 06/25/27  50,000 50,846
4.950% due 06/25/34  55,000 56,344
5.300% due 06/25/54  30,000 29,382
5.875% due 12/16/36  75,000 81,706
Hyatt Hotels Corp.
5.750% due 01/30/27  95,000 96,820
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  10,583 9,976
Las Vegas Sands Corp.
5.625% due 06/15/28  85,000 86,919
Lear Corp.
2.600% due 01/15/32  100,000 87,904
3.550% due 01/15/52  100,000 67,910
Lennar Corp.
5.200% due 07/30/30  200,000 206,084
LKQ Corp.
5.750% due 06/15/28  300,000 310,169
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 18,699
1.700% due 09/15/28  25,000 23,375
1.700% due 10/15/30  20,000 17,609
2.625% due 04/01/31  100,000 91,296
2.800% due 09/15/41  50,000 36,225
3.000% due 10/15/50  15,000 9,730
3.500% due 04/01/51  50,000 35,604
3.650% due 04/05/29  35,000 34,406
3.750% due 04/01/32  200,000 191,378
4.250% due 04/01/52  50,000 40,403
4.450% due 04/01/62  250,000 199,805
a
Principal
Amount Value
4.500% due 04/15/30  $ 250,000 $ 253,371
4.850% due 10/15/35  190,000 188,502
Marriott International, Inc.
2.750% due 10/15/33  150,000 130,308
3.500% due 10/15/32  40,000 37,086
5.250% due 10/15/35  100,000 100,938
5.500% due 04/15/37  350,000 357,833
McDonald's Corp.
3.500% due 03/01/27  50,000 49,706
3.600% due 07/01/30  100,000 97,687
3.700% due 02/15/42  200,000 164,266
3.800% due 04/01/28  25,000 24,906
4.200% due 04/01/50  150,000 123,434
4.450% due 09/01/48  10,000 8,633
4.600% due 05/15/30  200,000 203,205
4.875% due 07/15/40  10,000 9,655
4.950% due 03/03/35  200,000 202,730
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 59,593
NIKE, Inc.
3.375% due 11/01/46  200,000 150,211
3.625% due 05/01/43  25,000 20,191
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 100,647
4.700% due 06/15/32  50,000 50,443
5.750% due 11/20/26  100,000 101,756
PACCAR Financial Corp.
2.000% due 02/04/27  70,000 68,244
4.000% due 08/08/28  90,000 90,276
4.000% due 09/26/29  100,000 99,996
Ross Stores, Inc.
1.875% due 04/15/31  100,000 87,331
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 340,118
Southwest Airlines Co.
5.125% due 06/15/27  350,000 354,375
Starbucks Corp.
3.500% due 03/01/28  100,000 98,795
3.550% due 08/15/29  100,000 98,063
3.750% due 12/01/47  35,000 26,613
4.300% due 06/15/45  35,000 29,272
4.450% due 08/15/49  100,000 84,293
4.800% due 02/15/33  70,000 70,961
5.000% due 02/15/34  100,000 102,147
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,987
Target Corp.
1.950% due 01/15/27  250,000 244,157
3.375% due 04/15/29  100,000 98,050
4.800% due 01/15/53  35,000 31,814
5.250% due 02/15/36  250,000 257,471
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 257,626
Toyota Motor Credit Corp.
1.150% due 08/13/27  120,000 114,243
1.900% due 04/06/28  100,000 95,202
2.150% due 02/13/30  100,000 92,179
3.050% due 03/22/27  200,000 197,607
3.200% due 01/11/27  100,000 99,115
4.550% due 08/09/29  45,000 45,709
4.700% due 01/12/33  300,000 304,539

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  $ 33,190 $ 34,141
United Airlines Pass-Through Trust Class AA
2.875% due 04/07/30  93,543 89,226
3.100% due 01/07/30  28,894 27,950
Walmart, Inc.
1.800% due 09/22/31  300,000 264,845
2.500% due 09/22/41  250,000 181,249
2.650% due 09/22/51  200,000 128,197
3.250% due 07/08/29  80,000 78,427
4.500% due 04/15/53  200,000 179,300
WW Grainger, Inc.
3.750% due 05/15/46  50,000 39,588
4.450% due 09/15/34  145,000 143,486
4.600% due 06/15/45  20,000 18,085
16,420,164
Consumer, Non-Cyclical - 4.2%
Abbott Laboratories
3.750% due 11/30/26  227,000 226,990
4.750% due 11/30/36  100,000 100,958
4.900% due 11/30/46  100,000 96,037
6.150% due 11/30/37  25,000 28,082
AbbVie, Inc.
3.200% due 11/21/29  175,000 168,881
4.050% due 11/21/39  70,000 62,680
4.250% due 11/21/49  1,300,000 1,095,997
4.300% due 05/14/36  50,000 48,077
4.400% due 11/06/42  125,000 112,798
4.500% due 05/14/35  160,000 157,069
4.625% due 10/01/42  100,000 93,085
4.700% due 05/14/45  50,000 45,894
4.800% due 03/15/27  95,000 96,122
4.950% due 03/15/31  40,000 41,355
5.050% due 03/15/34  100,000 102,937
5.350% due 03/15/44  15,000 15,090
5.400% due 03/15/54  65,000 64,678
5.500% due 03/15/64  35,000 35,009
Adventist Health System
3.630% due 03/01/49  15,000 10,332
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 36,417
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 89,787
4.750% due 09/09/34  100,000 99,730
Altria Group, Inc.
3.400% due 05/06/30  50,000 48,001
3.400% due 02/04/41  100,000 77,570
4.450% due 05/06/50  75,000 60,869
4.500% due 05/02/43  100,000 86,314
4.800% due 02/14/29  300,000 304,850
5.800% due 02/14/39  65,000 67,442
5.950% due 02/14/49  75,000 76,696
Amgen, Inc.
2.200% due 02/21/27  35,000 34,163
2.300% due 02/25/31  200,000 180,174
2.450% due 02/21/30  50,000 46,328
2.770% due 09/01/53  311,000 188,837
3.200% due 11/02/27  50,000 49,197
3.350% due 02/22/32  145,000 136,202
3.375% due 02/21/50  250,000 181,129
4.200% due 03/01/33  200,000 194,581
4.400% due 05/01/45  100,000 86,887
5.150% due 11/15/41  174,000 169,448
a
Principal
Amount Value
5.250% due 03/02/30  $ 100,000 $ 103,681
5.250% due 03/02/33  300,000 310,845
5.600% due 03/02/43  45,000 45,621
5.650% due 03/02/53  230,000 229,571
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 421,890
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30  350,000 340,905
4.375% due 04/15/38  35,000 33,205
4.439% due 10/06/48  200,000 173,977
4.750% due 01/23/29  55,000 56,140
4.900% due 01/23/31  65,000 67,203
5.450% due 01/23/39  65,000 67,190
5.550% due 01/23/49  100,000 101,172
5.800% due 01/23/59  145,000 151,263
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 156,155
2.900% due 03/01/32  45,000 41,119
Ascension Health
3.945% due 11/15/46  70,000 57,460
Astrazeneca Finance LLC (United Kingdom)
2.250% due 05/28/31  20,000 18,108
4.875% due 03/03/28  150,000 153,310
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 264,185
3.000% due 05/28/51  15,000 10,351
3.125% due 06/12/27  100,000 98,943
4.000% due 09/18/42  25,000 21,751
4.375% due 11/16/45  25,000 22,309
6.450% due 09/15/37  100,000 114,044
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 35,042
1.700% due 05/15/28  40,000 37,893
4.750% due 05/08/32  90,000 92,220
Avery Dennison Corp.
2.650% due 04/30/30  30,000 27,820
5.750% due 03/15/33  100,000 105,780
Banner Health
1.897% due 01/01/31  40,000 35,515
2.913% due 01/01/51  50,000 32,165
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  250,000 228,518
3.462% due 09/06/29  50,000 48,469
3.557% due 08/15/27  100,000 99,000
4.390% due 08/15/37  70,000 64,220
4.700% due 04/02/27  200,000 201,398
4.758% due 09/06/49  50,000 42,588
5.625% due 08/15/35  100,000 103,967
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,669
Baxter International, Inc.
1.915% due 02/01/27  100,000 96,958
2.539% due 02/01/32  100,000 87,696
3.950% due 04/01/30  150,000 147,092
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 129,507
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 65,621
3.794% due 05/20/50  350,000 268,194
4.669% due 06/06/47  50,000 44,219
Biogen, Inc.
2.250% due 05/01/30  55,000 50,194

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.150% due 05/01/50  $ 190,000 $ 123,645
Boston Scientific Corp.
4.550% due 03/01/39  50,000 47,851
4.700% due 03/01/49  70,000 64,306
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 47,308
2.350% due 11/13/40  20,000 14,045
2.550% due 11/13/50  30,000 18,035
2.950% due 03/15/32  50,000 45,930
3.250% due 08/01/42  100,000 77,362
3.400% due 07/26/29  118,000 115,083
3.700% due 03/15/52  70,000 52,280
3.900% due 02/20/28  100,000 100,023
4.125% due 06/15/39  35,000 31,723
4.250% due 10/26/49  165,000 136,900
4.350% due 11/15/47  50,000 42,661
4.900% due 02/22/27  85,000 86,145
4.900% due 02/22/29  415,000 426,227
5.200% due 02/22/34  95,000 98,551
5.500% due 02/22/44  20,000 20,230
5.550% due 02/22/54  70,000 69,816
5.650% due 02/22/64  105,000 104,212
Brown-Forman Corp.
4.500% due 07/15/45  40,000 35,565
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 91,722
3.750% due 09/25/27  30,000 29,831
4.550% due 08/04/30  100,000 100,676
California Institute of Technology
3.650% due 09/01/19  20,000 13,081
Campbell's Co.
4.150% due 03/15/28  100,000 99,905
4.750% due 03/23/35  165,000 160,099
4.800% due 03/15/48  20,000 17,644
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 98,958
4.368% due 06/15/47  50,000 41,827
4.900% due 09/15/45  50,000 45,294
5.350% due 11/15/34  150,000 154,251
Cencora, Inc.
3.450% due 12/15/27  50,000 49,303
5.125% due 02/15/34  145,000 148,529
Centene Corp.
2.500% due 03/01/31  100,000 86,204
3.000% due 10/15/30  200,000 178,833
4.625% due 12/15/29  200,000 194,046
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 157,921
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 35,451
5.000% due 06/15/52  100,000 93,377
Cigna Group
2.375% due 03/15/31  60,000 53,998
2.400% due 03/15/30  120,000 110,795
3.050% due 10/15/27  30,000 29,268
3.200% due 03/15/40  85,000 66,565
3.400% due 03/15/50  65,000 45,666
3.400% due 03/15/51  40,000 27,853
3.875% due 10/15/47  50,000 38,712
4.375% due 10/15/28  80,000 80,431
4.800% due 08/15/38  60,000 57,281
4.900% due 12/15/48  305,000 273,977
5.250% due 01/15/36  150,000 151,971
a
Principal
Amount Value
6.000% due 01/15/56  $ 65,000 $ 67,476
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,819
Coca-Cola Co.
1.500% due 03/05/28  60,000 56,879
2.000% due 03/05/31  65,000 58,472
2.125% due 09/06/29  100,000 93,632
2.250% due 01/05/32  100,000 89,499
2.875% due 05/05/41  100,000 76,981
3.000% due 03/05/51  415,000 283,786
4.650% due 08/14/34  140,000 142,588
Coca-Cola Femsa SAB de CV (Mexico)
5.100% due 05/06/35  200,000 201,736
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 49,438
3.700% due 08/01/47  100,000 80,708
CommonSpirit Health
4.350% due 11/01/42  150,000 129,301
6.073% due 11/01/27  80,000 82,987
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 45,483
5.300% due 10/01/26  120,000 121,258
5.300% due 11/01/38  50,000 48,026
5.400% due 11/01/48  40,000 36,566
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 141,100
3.500% due 05/09/27  15,000 14,857
4.350% due 05/09/27  150,000 150,504
4.650% due 11/15/28  30,000 30,340
4.800% due 01/15/29  50,000 50,806
5.250% due 11/15/48  30,000 27,948
CVS Health Corp.
1.750% due 08/21/30  200,000 175,614
3.250% due 08/15/29  65,000 62,325
3.750% due 04/01/30  100,000 96,894
4.125% due 04/01/40  300,000 255,036
4.300% due 03/25/28  72,000 72,058
4.780% due 03/25/38  95,000 89,079
5.125% due 07/20/45  105,000 95,372
5.300% due 06/01/33  80,000 81,918
5.300% due 12/05/43  200,000 187,323
5.450% due 09/15/35  50,000 50,903
5.550% due 06/01/31  300,000 313,912
5.875% due 06/01/53  200,000 196,653
6.200% due 09/15/55  60,000 61,796
Danaher Corp.
2.600% due 10/01/50  125,000 78,169
2.800% due 12/10/51  100,000 64,534
4.375% due 09/15/45  30,000 26,529
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 318,440
3.875% due 04/29/43  100,000 82,816
Dignity Health
5.267% due 11/01/64  100,000 90,888
Elevance Health, Inc.
2.550% due 03/15/31  100,000 90,815
3.600% due 03/15/51  30,000 21,493
3.650% due 12/01/27  30,000 29,792
4.375% due 12/01/47  30,000 25,041
4.625% due 05/15/42  100,000 90,219
4.650% due 01/15/43  50,000 45,012
4.750% due 02/15/33  100,000 100,355
5.125% due 02/15/53  100,000 91,408

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.200% due 02/15/35  $ 345,000 $ 351,769
5.500% due 10/15/32  200,000 210,280
Eli Lilly & Co.
2.250% due 05/15/50  200,000 116,559
3.375% due 03/15/29  27,000 26,514
4.150% due 08/14/27  70,000 70,474
4.600% due 08/14/34  70,000 70,307
4.700% due 02/27/33  125,000 127,596
4.900% due 10/15/35  140,000 141,878
4.950% due 02/27/63  250,000 231,056
5.050% due 08/14/54  50,000 47,737
5.100% due 02/12/35  250,000 258,734
Equifax, Inc.
2.350% due 09/15/31  150,000 132,668
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 39,751
2.375% due 12/01/29  10,000 9,308
3.125% due 12/01/49  15,000 9,968
3.150% due 03/15/27  50,000 49,414
4.150% due 03/15/47  30,000 24,226
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 39,959
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 96,934
5.857% due 03/15/30  200,000 211,960
General Mills, Inc.
2.250% due 10/14/31  50,000 44,088
3.000% due 02/01/51  60,000 39,178
3.200% due 02/10/27  100,000 98,816
4.200% due 04/17/28  50,000 50,104
4.950% due 03/29/33  70,000 70,966
5.250% due 01/30/35  100,000 101,877
George Washington University
4.300% due 09/15/44  50,000 42,366
Georgetown University
2.943% due 04/01/50  25,000 16,453
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 42,683
1.650% due 10/01/30  40,000 35,478
2.600% due 10/01/40  200,000 146,926
2.800% due 10/01/50  100,000 64,624
2.950% due 03/01/27  100,000 98,626
4.150% due 03/01/47  75,000 63,315
4.600% due 09/01/35  45,000 44,515
4.750% due 03/01/46  50,000 45,983
5.100% due 06/15/35  50,000 51,393
5.250% due 10/15/33  155,000 162,612
GlaxoSmithKline Capital PLC (United Kingdom)
3.375% due 06/01/29  250,000 244,112
GlaxoSmithKline Capital, Inc. (United Kingdom)
6.375% due 05/15/38  100,000 112,476
Global Payments, Inc.
2.900% due 05/15/30  300,000 277,736
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 85,337
Haleon U.S. Capital LLC
3.625% due 03/24/32  250,000 237,011
HCA, Inc.
3.125% due 03/15/27  45,000 44,388
3.625% due 03/15/32  750,000 703,813
4.125% due 06/15/29  35,000 34,706
4.500% due 02/15/27  60,000 60,126
4.625% due 03/15/52  25,000 20,659
a
Principal
Amount Value
5.125% due 06/15/39  $ 50,000 $ 48,202
5.200% due 06/01/28  165,000 169,013
5.250% due 06/15/49  100,000 91,660
5.500% due 06/15/47  75,000 71,591
5.900% due 06/01/53  200,000 197,603
6.000% due 04/01/54  100,000 100,263
Hershey Co.
4.250% due 05/04/28  140,000 141,495
Hormel Foods Corp.
1.700% due 06/03/28  35,000 32,998
3.050% due 06/03/51  25,000 16,798
Humana, Inc.
3.700% due 03/23/29  85,000 83,081
4.625% due 12/01/42  100,000 86,957
5.375% due 04/15/31  110,000 113,179
5.750% due 12/01/28  200,000 208,382
Ingredion, Inc.
3.200% due 10/01/26  100,000 98,986
J.M. Smucker Co.
2.375% due 03/15/30  65,000 60,052
6.200% due 11/15/33  100,000 108,663
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
5.750% due 04/01/33  164,000 171,373
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
6.250% due 03/01/56 ~ 200,000 205,328
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 100,000 105,150
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 40,279
Johns Hopkins University
4.705% due 07/01/32  30,000 30,528
Johnson & Johnson
1.300% due 09/01/30  70,000 61,907
2.100% due 09/01/40  65,000 45,851
2.250% due 09/01/50  100,000 60,218
3.400% due 01/15/38  50,000 44,023
3.500% due 01/15/48  65,000 51,169
3.550% due 03/01/36  25,000 22,907
3.625% due 03/03/37  132,000 119,949
3.700% due 03/01/46  25,000 20,583
3.750% due 03/03/47  50,000 41,101
4.700% due 03/01/30  450,000 463,638
4.850% due 05/15/41  50,000 50,072
4.950% due 06/01/34  105,000 110,412
5.950% due 08/15/37  100,000 112,160
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 48,180
3.002% due 06/01/51  70,000 46,577
3.150% due 05/01/27  225,000 222,299
4.150% due 05/01/47  20,000 16,767
Kellanova
3.400% due 11/15/27  100,000 98,846
4.300% due 05/15/28  100,000 100,757
Kenvue, Inc.
5.050% due 03/22/28  200,000 204,392
5.050% due 03/22/53  200,000 186,105
Keurig Dr. Pepper, Inc.
3.430% due 06/15/27  35,000 34,547
4.420% due 12/15/46  250,000 203,319
5.150% due 05/15/35  100,000 99,107

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.300% due 03/15/34  $ 100,000 $ 101,169
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 23,726
2.000% due 11/02/31  100,000 89,181
3.950% due 11/01/28  10,000 10,006
6.625% due 08/01/37  100,000 116,632
Kraft Heinz Foods Co.
5.200% due 03/15/32  125,000 128,150
5.400% due 03/15/35  200,000 204,467
Kroger Co.
3.950% due 01/15/50  100,000 77,865
4.650% due 01/15/48  100,000 86,297
5.000% due 09/15/34  45,000 45,406
5.150% due 08/01/43  25,000 23,723
5.500% due 09/15/54  285,000 278,017
5.650% due 09/15/64  35,000 34,167
Laboratory Corp. of America Holdings
2.700% due 06/01/31  100,000 91,020
3.600% due 09/01/27  100,000 99,204
4.700% due 02/01/45  50,000 44,918
Leland Stanford Junior University
3.647% due 05/01/48  125,000 99,082
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 20,068
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 68,890
5.600% due 07/01/11  100,000 101,565
Mayo Clinic
3.196% due 11/15/61  100,000 64,917
McCormick & Co., Inc.
3.400% due 08/15/27  50,000 49,433
4.700% due 10/15/34  65,000 63,795
Mead Johnson Nutrition Co. (United Kingdom)
4.600% due 06/01/44  200,000 181,098
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 200,218
Medtronic, Inc.
4.625% due 03/15/45  65,000 59,757
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 36,702
Merck & Co., Inc.
1.700% due 06/10/27  50,000 48,321
2.150% due 12/10/31  50,000 44,194
3.600% due 09/15/42  300,000 244,940
4.050% due 05/17/28  250,000 251,582
4.150% due 05/18/43  100,000 86,992
4.500% due 05/17/33  120,000 120,716
5.000% due 05/17/53  100,000 94,035
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 32,612
5.000% due 05/01/42  100,000 93,511
Mondelez International, Inc.
1.500% due 02/04/31  40,000 34,709
2.625% due 09/04/50  25,000 15,192
4.500% due 05/06/30  150,000 151,307
Moody's Corp.
2.000% due 08/19/31  100,000 87,933
2.750% due 08/19/41  100,000 72,478
4.875% due 12/17/48  50,000 46,009
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 24,704
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 74,377
a
Principal
Amount Value
Northwestern University
3.662% due 12/01/57  $ 25,000 $ 18,505
4.940% due 12/01/35  20,000 20,525
Novartis Capital Corp.
3.100% due 05/17/27  30,000 29,698
4.000% due 11/20/45  100,000 84,817
4.200% due 09/18/34  125,000 122,300
4.700% due 09/18/54  95,000 86,794
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,739
OhioHealth Corp.
2.297% due 11/15/31  100,000 89,292
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 50,649
3.250% due 06/01/50  65,000 45,766
4.400% due 06/01/32  100,000 100,130
5.050% due 06/01/52  100,000 93,935
PepsiCo, Inc.
1.625% due 05/01/30  60,000 53,820
1.950% due 10/21/31  75,000 65,973
2.375% due 10/06/26  55,000 54,235
2.750% due 03/19/30  500,000 472,722
3.450% due 10/06/46  60,000 46,014
4.200% due 07/18/52  55,000 45,940
4.450% due 02/07/28  300,000 304,251
5.000% due 02/07/35  100,000 102,409
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  250,000 252,890
4.750% due 05/19/33  265,000 267,802
5.110% due 05/19/43  300,000 290,899
5.300% due 05/19/53  180,000 174,073
5.340% due 05/19/63  200,000 189,979
Pfizer, Inc.
1.750% due 08/18/31  100,000 87,658
2.550% due 05/28/40  25,000 18,380
2.700% due 05/28/50  25,000 15,781
3.000% due 12/15/26  100,000 99,062
3.600% due 09/15/28  100,000 99,579
3.900% due 03/15/39  25,000 22,092
4.100% due 09/15/38  50,000 45,462
4.200% due 09/15/48  35,000 29,435
Philip Morris International, Inc.
1.750% due 11/01/30  100,000 88,599
4.250% due 11/10/44  30,000 25,897
4.375% due 04/30/30  250,000 251,236
4.500% due 03/20/42  200,000 180,648
4.750% due 11/01/31  300,000 305,321
4.875% due 02/15/28  100,000 101,810
4.900% due 11/01/34  100,000 100,854
5.125% due 02/15/30  100,000 103,387
5.375% due 02/15/33  100,000 104,463
6.375% due 05/16/38  100,000 112,277
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 213,738
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 98,725
Procter & Gamble Co.
1.200% due 10/29/30  50,000 43,817
3.950% due 01/26/28  100,000 100,545
4.050% due 05/01/30  200,000 201,138
4.600% due 05/01/35  200,000 203,118
Providence St. Joseph Health Obligated Group
2.700% due 10/01/51  75,000 44,854

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.930% due 10/01/48  $ 35,000 $ 27,005
5.369% due 10/01/32  90,000 92,831
Quanta Services, Inc.
2.350% due 01/15/32  25,000 21,957
3.050% due 10/01/41  30,000 22,326
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 64,376
2.950% due 06/30/30  55,000 51,844
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 99,478
Revvity, Inc.
2.550% due 03/15/31  85,000 76,106
3.300% due 09/15/29  30,000 28,697
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 308,854
Royalty Pharma PLC
2.150% due 09/02/31  55,000 47,905
3.350% due 09/02/51  60,000 40,234
5.400% due 09/02/34  150,000 153,251
S&P Global, Inc.
2.450% due 03/01/27  250,000 244,929
2.700% due 03/01/29  200,000 191,132
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 223,561
Solventum Corp.
5.450% due 02/25/27  77,000 78,282
Stanford Health Care
3.027% due 08/15/51  30,000 20,047
Stryker Corp.
4.100% due 04/01/43  100,000 85,525
4.250% due 09/11/29  250,000 250,755
5.200% due 02/10/35  45,000 46,424
Sutter Health
2.294% due 08/15/30  55,000 50,382
3.361% due 08/15/50  55,000 39,200
5.547% due 08/15/53  100,000 100,546
Sysco Corp.
2.450% due 12/14/31  105,000 93,639
3.150% due 12/14/51  125,000 83,729
3.250% due 07/15/27  50,000 49,330
4.450% due 03/15/48  50,000 42,820
4.500% due 04/01/46  25,000 21,673
4.850% due 10/01/45  15,000 13,713
5.400% due 03/23/35  145,000 150,049
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 169,342
5.000% due 11/26/28  100,000 102,212
5.300% due 07/05/34  200,000 206,029
Takeda U.S. Financing, Inc.
5.200% due 07/07/35  100,000 101,685
Thermo Fisher Scientific, Inc.
due 10/07/37 # 50,000 50,068
1.750% due 10/15/28  20,000 18,720
2.000% due 10/15/31  35,000 30,935
2.800% due 10/15/41  320,000 236,568
5.200% due 01/31/34  75,000 78,156
5.300% due 02/01/44  100,000 100,669
Toledo Hospital
5.750% due 11/15/38  50,000 50,102
TR Finance LLC (Canada)
5.650% due 11/23/43  150,000 151,074
5.850% due 04/15/40  25,000 26,079
a
Principal
Amount Value
Trustees of Princeton University
5.700% due 03/01/39  $ 50,000 $ 53,980
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 148,488
4.350% due 03/01/29  20,000 20,022
5.100% due 09/28/48  10,000 9,234
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 122,847
4.875% due 09/08/28  200,000 205,561
5.900% due 11/15/32  50,000 54,843
UnitedHealth Group, Inc.
2.300% due 05/15/31  50,000 44,833
2.875% due 08/15/29  75,000 71,648
2.900% due 05/15/50  300,000 193,548
3.050% due 05/15/41  50,000 38,057
3.250% due 05/15/51  50,000 34,126
3.500% due 08/15/39  60,000 50,074
3.700% due 08/15/49  65,000 48,850
3.850% due 06/15/28  100,000 99,699
3.875% due 12/15/28  25,000 24,869
3.875% due 08/15/59  100,000 73,502
4.200% due 05/15/32  65,000 64,094
4.250% due 06/15/48  50,000 41,414
4.450% due 12/15/48  25,000 21,221
4.500% due 04/15/33  150,000 148,463
4.750% due 07/15/45  50,000 45,517
4.800% due 01/15/30  150,000 153,280
5.050% due 04/15/53  150,000 137,544
5.150% due 07/15/34  90,000 92,404
5.250% due 02/15/28  70,000 71,887
5.300% due 06/15/35  105,000 108,584
5.350% due 02/15/33  100,000 104,550
5.375% due 04/15/54  145,000 139,353
5.625% due 07/15/54  90,000 89,576
5.875% due 02/15/53  280,000 288,060
6.875% due 02/15/38  250,000 289,837
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 104,929
University of Chicago
2.761% due 04/01/45  10,000 7,917
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 37,719
University of Southern California
2.805% due 10/01/50  50,000 32,603
3.028% due 10/01/39  50,000 41,393
Verisk Analytics, Inc.
5.125% due 02/15/36  45,000 45,443
5.750% due 04/01/33  115,000 122,327
Viatris, Inc.
3.850% due 06/22/40  400,000 305,193
Wyeth LLC
5.950% due 04/01/37  50,000 54,182
6.500% due 02/01/34  100,000 113,133
Yale University
2.402% due 04/15/50  150,000 91,590
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 89,899
5.050% due 02/19/30  85,000 87,437
Zoetis, Inc.
5.600% due 11/16/32  135,000 143,652
47,615,452

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Energy - 1.8%
Baker Hughes Holdings LLC
5.125% due 09/15/40  $ 50,000 $ 49,074
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
3.337% due 12/15/27  400,000 394,403
4.080% due 12/15/47  50,000 40,364
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 156,039
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 115,864
2.772% due 11/10/50  130,000 81,765
3.000% due 02/24/50  150,000 99,318
3.001% due 03/17/52  50,000 32,573
3.588% due 04/14/27  100,000 99,509
4.234% due 11/06/28  400,000 401,991
4.970% due 10/17/29  150,000 154,554
5.227% due 11/17/34  100,000 103,332
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 49,691
4.950% due 06/01/47  25,000 22,285
6.750% due 02/01/39  90,000 99,254
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 57,530
3.750% due 02/15/52  225,000 160,030
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 58,330
Cheniere Energy Partners LP
5.550% due 10/30/35 ~ 85,000 86,893
5.950% due 06/30/33  125,000 132,382
Chevron Corp.
2.236% due 05/11/30  25,000 23,133
Chevron USA, Inc.
3.850% due 01/15/28  50,000 50,026
4.980% due 04/15/35  300,000 307,911
ConocoPhillips Co.
4.025% due 03/15/62  200,000 149,498
5.050% due 09/15/33  145,000 149,494
5.650% due 01/15/65  115,000 113,061
6.950% due 04/15/29  100,000 109,453
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 102,870
Devon Energy Corp.
5.000% due 06/15/45  105,000 91,505
5.200% due 09/15/34  200,000 199,220
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 96,512
4.250% due 03/15/52  60,000 47,138
6.250% due 03/15/33  300,000 323,332
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 64,123
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 59,237
Enbridge, Inc. (Canada)
1.600% due 10/04/26  55,000 53,632
2.500% due 08/01/33  400,000 340,652
3.400% due 08/01/51  70,000 48,053
3.700% due 07/15/27  100,000 99,209
4.500% due 06/10/44  150,000 128,254
6.000% due 11/15/28  100,000 105,235
Energy Transfer LP
4.200% due 04/15/27  100,000 99,915
4.400% due 03/15/27  200,000 200,765
a
Principal
Amount Value
5.250% due 04/15/29  $ 25,000 $ 25,728
5.300% due 04/15/47  100,000 90,392
5.600% due 09/01/34  250,000 256,702
5.750% due 02/15/33  350,000 367,009
5.950% due 10/01/43  100,000 99,058
6.125% due 12/15/45  200,000 201,491
6.500% due 02/01/42  100,000 105,978
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 96,495
4.150% due 10/16/28  50,000 50,146
4.200% due 01/31/50  450,000 367,526
4.250% due 02/15/48  25,000 20,828
4.800% due 02/01/49  50,000 44,670
4.950% due 02/15/35  55,000 55,483
5.350% due 01/31/33  100,000 104,559
6.125% due 10/15/39  115,000 124,411
6.875% due 03/01/33  150,000 170,213
EOG Resources, Inc.
5.350% due 01/15/36  145,000 148,937
5.650% due 12/01/54  210,000 210,412
EQT Corp.
5.750% due 02/01/34  250,000 261,784
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 115,730
3.950% due 05/15/43  300,000 255,350
Expand Energy Corp.
5.700% due 01/15/35  105,000 107,997
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 47,566
2.610% due 10/15/30  250,000 233,391
2.995% due 08/16/39  50,000 40,039
3.452% due 04/15/51  200,000 146,710
4.114% due 03/01/46  65,000 55,173
4.327% due 03/19/50  300,000 257,434
Halliburton Co.
4.850% due 11/15/35  50,000 49,280
7.450% due 09/15/39  25,000 29,796
Hess Corp.
4.300% due 04/01/27  50,000 50,186
5.600% due 02/15/41  50,000 51,923
5.800% due 04/01/47  50,000 52,111
7.125% due 03/15/33  50,000 58,061
HF Sinclair Corp.
6.250% due 01/15/35  200,000 209,178
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 186,263
3.250% due 08/01/50  220,000 146,270
4.800% due 02/01/33  100,000 100,043
5.100% due 08/01/29  45,000 46,267
5.300% due 12/01/34  70,000 71,461
5.550% due 06/01/45  350,000 340,229
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,726
4.500% due 04/01/48  25,000 20,239
5.125% due 12/15/26  50,000 50,458
6.500% due 03/01/41  100,000 107,852
MPLX LP
2.650% due 08/15/30  45,000 41,332
4.250% due 12/01/27  250,000 250,326
4.500% due 04/15/38  30,000 27,150
4.700% due 04/15/48  45,000 37,718
4.900% due 04/15/58  15,000 12,492
4.950% due 03/14/52  200,000 170,763

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.400% due 04/01/35  $ 150,000 $ 151,292
5.400% due 09/15/35  165,000 165,435
5.650% due 03/01/53  75,000 70,863
NOV, Inc.
3.950% due 12/01/42  100,000 77,824
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 116,753
6.600% due 03/15/46  300,000 313,894
6.625% due 09/01/30  300,000 321,655
ONEOK, Inc.
3.100% due 03/15/30  25,000 23,618
4.000% due 07/13/27  130,000 129,637
4.200% due 10/03/47  50,000 39,033
4.250% due 09/24/27  75,000 75,114
4.250% due 09/15/46  70,000 55,063
4.350% due 03/15/29  100,000 99,937
4.500% due 03/15/50  25,000 20,471
4.550% due 07/15/28  50,000 50,430
4.950% due 07/13/47  50,000 43,545
5.050% due 11/01/34  100,000 98,663
5.200% due 07/15/48  225,000 201,251
5.400% due 10/15/35  200,000 200,829
5.700% due 11/01/54  100,000 94,472
5.850% due 11/01/64  100,000 95,551
Ovintiv, Inc.
6.250% due 07/15/33  115,000 121,359
Phillips 66
3.300% due 03/15/52  100,000 66,555
Phillips 66 Co.
3.550% due 10/01/26  50,000 49,709
4.900% due 10/01/46  25,000 21,980
4.950% due 12/01/27  250,000 254,194
Plains All American Pipeline LP/PAA Finance
Corp.
4.500% due 12/15/26  150,000 150,306
4.700% due 01/15/31  110,000 110,278
4.700% due 06/15/44  50,000 42,453
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 205,805
Shell Finance U.S., Inc.
2.750% due 04/06/30  85,000 80,313
3.250% due 04/06/50  100,000 71,066
3.750% due 09/12/46  50,000 39,741
4.000% due 05/10/46  100,000 82,394
4.125% due 05/11/35  263,000 252,699
Shell International Finance BV
2.500% due 09/12/26  50,000 49,416
2.875% due 11/26/41  200,000 148,405
3.625% due 08/21/42  100,000 81,118
South Bow USA Infrastructure Holdings LLC
(Canada)
5.584% due 10/01/34  400,000 402,353
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,855
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 53,269
6.800% due 05/15/38  109,000 120,266
Targa Resources Corp.
5.200% due 07/01/27  85,000 86,366
6.125% due 03/15/33  70,000 74,472
6.150% due 03/01/29  200,000 210,811
6.250% due 07/01/52  200,000 204,179
a
Principal
Amount Value
TC PipeLines LP
3.900% due 05/25/27  $ 20,000 $ 19,895
TotalEnergies Capital International SA (France)
2.829% due 01/10/30  50,000 47,710
3.127% due 05/29/50  450,000 308,776
3.461% due 07/12/49  50,000 36,676
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,957
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 197,213
4.250% due 05/15/28  250,000 250,176
7.625% due 01/15/39  50,000 59,832
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,852
4.000% due 03/15/28  50,000 49,872
4.450% due 08/01/42  150,000 131,837
Valero Energy Corp.
2.800% due 12/01/31  100,000 90,803
6.625% due 06/15/37  150,000 166,399
Western Midstream Operating LP
4.050% due 02/01/30  200,000 195,287
6.150% due 04/01/33  40,000 42,276
Williams Cos., Inc.
2.600% due 03/15/31  350,000 317,942
3.750% due 06/15/27  50,000 49,683
5.100% due 09/15/45  100,000 92,657
5.300% due 08/15/52  250,000 234,904
5.750% due 06/24/44  35,000 35,440
6.300% due 04/15/40  20,000 21,684
Woodside Finance Ltd. (Australia)
5.400% due 05/19/30  500,000 513,571
19,913,879
Financial - 9.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  150,000 147,415
3.300% due 01/30/32  150,000 138,218
3.875% due 01/23/28  150,000 148,858
5.100% due 01/19/29  150,000 153,643
5.750% due 06/06/28  150,000 155,457
6.450% due 04/15/27  350,000 361,133
African Development Bank (Multi-National)
3.500% due 09/18/29  200,000 198,293
3.875% due 06/12/28  175,000 175,949
4.500% due 06/12/35  95,000 97,227
Agree LP
5.600% due 06/15/35  20,000 20,873
5.625% due 06/15/34  60,000 62,572
Air Lease Corp.
2.100% due 09/01/28  300,000 280,689
3.000% due 02/01/30  100,000 93,161
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 46,877
2.950% due 03/15/34  40,000 34,570
3.375% due 08/15/31  60,000 56,170
3.550% due 03/15/52  70,000 48,803
3.950% due 01/15/27  25,000 24,923
4.000% due 02/01/50  100,000 76,821
4.500% due 07/30/29  20,000 20,086
4.750% due 04/15/35  20,000 19,544
5.150% due 04/15/53  150,000 135,516
Allstate Corp.
3.280% due 12/15/26  350,000 346,848

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ally Financial, Inc.
5.737% due 05/15/29  $ 55,000 $ 56,311
6.184% due 07/26/35  250,000 258,005
6.992% due 06/13/29  125,000 132,016
American Express Co.
4.050% due 12/03/42  125,000 108,408
4.351% due 07/20/29  400,000 402,421
4.918% due 07/20/33  35,000 35,620
5.043% due 07/26/28  75,000 76,300
5.282% due 07/27/29  250,000 257,898
5.442% due 01/30/36  50,000 52,023
5.850% due 11/05/27  60,000 62,169
6.489% due 10/30/31  65,000 71,262
American Financial Group, Inc.
4.500% due 06/15/47  50,000 41,914
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 65,583
5.250% due 03/15/35  60,000 60,680
American International Group, Inc.
4.375% due 06/30/50  100,000 84,969
5.125% due 03/27/33  165,000 169,848
American Tower Corp.
2.300% due 09/15/31  350,000 309,478
2.900% due 01/15/30  50,000 47,146
3.100% due 06/15/50  50,000 33,585
3.375% due 10/15/26  100,000 99,301
3.600% due 01/15/28  100,000 98,800
5.250% due 07/15/28  150,000 154,312
5.350% due 03/15/35  60,000 61,664
5.900% due 11/15/33  65,000 69,713
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 62,210
5.200% due 04/15/35  150,000 152,886
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 87,908
2.900% due 08/23/51  100,000 63,407
Aon North America, Inc.
5.150% due 03/01/29  200,000 205,865
5.450% due 03/01/34  150,000 156,319
5.750% due 03/01/54  150,000 151,181
Apollo Debt Solutions BDC
6.550% due 03/15/32 ~ 100,000 104,990
6.900% due 04/13/29  65,000 68,359
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 191,529
ARES Capital Corp.
5.100% due 01/15/31  350,000 347,568
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 100,000 98,989
5.450% due 09/09/28 ~ 60,000 60,484
5.700% due 03/15/28  100,000 101,423
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 141,755
5.500% due 03/02/33  265,000 276,574
Asian Development Bank (Multi-National)
1.250% due 06/09/28  50,000 46,939
2.625% due 01/12/27  200,000 197,180
2.750% due 01/19/28  100,000 98,026
3.125% due 09/26/28  200,000 197,011
3.750% due 04/25/28  345,000 345,728
3.750% due 08/28/30  300,000 299,678
3.875% due 09/28/32  120,000 119,268
4.000% due 01/12/33  85,000 84,983
a
Principal
Amount Value
4.125% due 01/12/27  $ 180,000 $ 180,777
4.125% due 05/30/30  150,000 152,307
4.375% due 01/14/28  170,000 172,661
4.375% due 03/06/29  180,000 183,913
4.375% due 03/22/35  195,000 198,260
Asian Infrastructure Investment Bank
(Multi-National)
3.625% due 09/15/28  145,000 144,888
4.000% due 01/18/28  100,000 100,711
4.125% due 01/18/29  205,000 207,825
4.500% due 01/16/30  145,000 149,266
Assurant, Inc.
4.900% due 03/27/28  100,000 101,216
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 65,694
Athene Holding Ltd.
3.450% due 05/15/52  100,000 65,748
3.500% due 01/15/31  20,000 19,007
6.650% due 02/01/33  100,000 108,592
Australia & New Zealand Banking Group Ltd.
(Australia)
4.750% due 01/18/27  250,000 252,746
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 174,929
2.450% due 01/15/31  105,000 95,482
3.350% due 05/15/27  25,000 24,718
4.150% due 07/01/47  50,000 41,443
AXA SA (France)
8.600% due 12/15/30  75,000 89,446
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30  100,000 100,559
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 206,877
Banco Santander SA (Spain)
2.749% due 12/03/30  200,000 181,602
5.294% due 08/18/27  200,000 203,884
6.033% due 01/17/35  200,000 215,045
6.607% due 11/07/28  200,000 213,911
Bank of America Corp.
1.922% due 10/24/31  100,000 88,844
2.299% due 07/21/32  100,000 88,732
2.482% due 09/21/36  200,000 173,682
2.496% due 02/13/31  100,000 92,578
2.572% due 10/20/32  100,000 89,660
2.592% due 04/29/31  500,000 463,489
2.651% due 03/11/32  100,000 91,217
2.676% due 06/19/41  350,000 258,069
2.831% due 10/24/51  25,000 16,123
2.884% due 10/22/30  50,000 47,471
2.972% due 07/21/52  100,000 66,607
3.248% due 10/21/27  150,000 148,062
3.311% due 04/22/42  200,000 158,735
3.419% due 12/20/28  169,000 166,451
3.483% due 03/13/52  100,000 73,664
3.593% due 07/21/28  100,000 99,105
3.824% due 01/20/28  300,000 298,654
3.946% due 01/23/49  100,000 80,819
3.970% due 03/05/29  100,000 99,529
4.078% due 04/23/40  200,000 178,262
4.183% due 11/25/27  100,000 100,060
4.623% due 05/09/29  100,000 101,258
4.750% due 04/21/45  85,000 77,517
4.979% due 01/24/29  200,000 203,733

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.015% due 07/22/33  $ 250,000 $ 255,556
5.162% due 01/24/31  650,000 671,054
5.202% due 04/25/29  200,000 205,037
5.288% due 04/25/34  200,000 206,988
5.511% due 01/24/36  75,000 78,431
5.819% due 09/15/29  200,000 209,189
5.872% due 09/15/34  200,000 214,396
6.110% due 01/29/37  250,000 269,779
6.204% due 11/10/28  65,000 67,752
7.750% due 05/14/38  200,000 244,367
Bank of Montreal (Canada)
4.062% due 09/22/28  250,000 249,734
4.350% due 09/22/31  210,000 209,060
4.640% due 09/10/30  200,000 202,844
5.004% due 01/27/29  235,000 239,678
Bank of New York Mellon Corp.
3.000% due 10/30/28  55,000 53,322
4.706% due 02/01/34  130,000 130,696
5.225% due 11/20/35  200,000 206,826
5.802% due 10/25/28  500,000 517,727
Bank of Nova Scotia (Canada)
2.450% due 02/02/32  100,000 88,862
4.338% due 09/15/31  100,000 99,301
4.588% due 05/04/37  40,000 38,727
4.932% due 02/14/29  200,000 203,421
5.650% due 02/01/34  150,000 159,761
Barclays PLC (United Kingdom)
2.894% due 11/24/32  200,000 180,296
3.330% due 11/24/42  200,000 154,568
4.942% due 09/10/30  200,000 203,028
4.950% due 01/10/47  200,000 184,460
5.690% due 03/12/30  200,000 207,835
5.785% due 02/25/36  400,000 417,662
5.860% due 08/11/46  200,000 205,608
6.490% due 09/13/29  200,000 211,866
7.385% due 11/02/28  200,000 212,146
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 70,864
2.850% due 10/15/50  90,000 59,109
3.850% due 03/15/52  200,000 157,083
4.300% due 05/15/43  200,000 180,573
5.750% due 01/15/40  25,000 27,286
BGC Group, Inc.
6.600% due 06/10/29  75,000 78,034
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 123,707
Blackrock, Inc.
1.900% due 01/28/31  15,000 13,376
2.100% due 02/25/32  100,000 87,730
2.400% due 04/30/30  45,000 41,912
3.200% due 03/15/27  56,000 55,548
3.250% due 04/30/29  60,000 58,690
4.750% due 05/25/33  115,000 117,577
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 97,679
3.250% due 03/15/27  150,000 147,198
5.600% due 11/22/29  100,000 101,806
Blackstone Secured Lending Fund
5.350% due 04/13/28  200,000 202,784
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 94,654
Blue Owl Credit Income Corp.
6.600% due 09/15/29  25,000 26,072
a
Principal
Amount Value
7.950% due 06/13/28  $ 100,000 $ 107,141
Boston Properties LP
2.450% due 10/01/33  50,000 40,931
3.250% due 01/30/31  150,000 139,536
5.750% due 01/15/35  225,000 230,128
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 98,789
4.700% due 06/22/47  50,000 39,900
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 44,451
4.050% due 07/01/30  10,000 9,793
5.200% due 04/01/32  65,000 66,734
5.500% due 02/15/34  70,000 72,320
Brookfield Asset Management Ltd. (Canada)
6.077% due 09/15/55  110,000 114,220
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 269,360
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 35,375
4.700% due 09/20/47  50,000 43,862
4.850% due 03/29/29  100,000 101,693
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 33,804
4.500% due 03/15/29  50,000 50,148
6.250% due 06/23/55  300,000 315,930
Camden Property Trust
3.150% due 07/01/29  30,000 28,895
4.100% due 10/15/28  20,000 20,037
4.900% due 01/15/34  100,000 101,537
Canadian Imperial Bank of Commerce (Canada)
3.600% due 04/07/32  45,000 42,780
5.001% due 04/28/28  100,000 102,317
5.237% due 06/28/27  150,000 153,036
5.260% due 04/08/29  65,000 67,311
Capital One Financial Corp.
1.878% due 11/02/27  100,000 97,448
2.618% due 11/02/32  100,000 89,018
3.750% due 03/09/27  50,000 49,736
4.927% due 05/10/28  100,000 101,044
5.197% due 09/11/36  140,000 138,513
5.468% due 02/01/29  65,000 66,668
5.700% due 02/01/30  500,000 519,228
6.312% due 06/08/29  65,000 68,194
Charles Schwab Corp.
1.950% due 12/01/31  100,000 86,843
2.300% due 05/13/31  150,000 135,170
2.450% due 03/03/27  250,000 244,675
3.200% due 03/02/27  100,000 98,996
6.136% due 08/24/34  100,000 108,977
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 219,292
2.850% due 12/15/51  25,000 16,372
3.050% due 12/15/61  10,000 6,272
4.150% due 03/13/43  25,000 21,889
5.000% due 03/15/34  95,000 97,456
Citibank NA
4.914% due 05/29/30  250,000 256,919
5.803% due 09/29/28  250,000 262,292
Citigroup, Inc.
2.520% due 11/03/32  70,000 62,203
2.561% due 05/01/32  55,000 49,584
2.666% due 01/29/31  150,000 139,465
2.904% due 11/03/42  50,000 36,666

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.976% due 11/05/30  $ 100,000 $ 94,685
3.057% due 01/25/33  135,000 122,950
3.520% due 10/27/28  100,000 98,680
3.668% due 07/24/28  100,000 99,136
3.878% due 01/24/39  100,000 88,043
3.887% due 01/10/28  100,000 99,612
4.125% due 07/25/28  100,000 99,918
4.300% due 11/20/26  100,000 100,184
4.503% due 09/11/31  90,000 90,069
4.542% due 09/19/30  100,000 100,500
4.750% due 05/18/46  50,000 44,458
4.952% due 05/07/31  250,000 254,825
5.174% due 02/13/30  400,000 410,389
5.174% due 09/11/36  85,000 85,896
5.300% due 05/06/44  400,000 390,489
5.411% due 09/19/39  50,000 50,188
5.449% due 06/11/35  150,000 155,600
5.612% due 03/04/56  250,000 252,622
6.020% due 01/24/36  880,000 922,299
6.125% due 08/25/36  100,000 106,894
6.174% due 05/25/34  115,000 122,403
6.270% due 11/17/33  235,000 256,545
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 130,319
6.645% due 04/25/35  190,000 209,142
CME Group, Inc.
3.750% due 06/15/28  100,000 99,766
4.150% due 06/15/48  50,000 42,637
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,828
Cooperatieve Rabobank UA (Netherlands)
4.800% due 01/09/29  250,000 255,980
5.250% due 05/24/41  200,000 201,503
COPT Defense Properties LP
2.900% due 12/01/33  65,000 55,066
Corebridge Financial, Inc.
3.650% due 04/05/27  150,000 148,774
Corp. Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 195,294
4.125% due 01/07/28  85,000 85,371
5.000% due 01/22/30  80,000 82,907
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 249,654
Cousins Properties LP
5.375% due 02/15/32  50,000 51,338
Crown Castle, Inc.
2.100% due 04/01/31  200,000 175,185
2.900% due 04/01/41  250,000 183,110
3.650% due 09/01/27  35,000 34,645
3.800% due 02/15/28  50,000 49,431
4.000% due 03/01/27  40,000 39,840
4.300% due 02/15/29  60,000 59,759
4.750% due 05/15/47  25,000 22,112
5.000% due 01/11/28  35,000 35,499
CubeSmart LP
2.000% due 02/15/31  15,000 13,129
Deutsche Bank AG (Germany)
2.552% due 01/07/28  150,000 146,737
3.547% due 09/18/31  200,000 189,639
4.950% due 08/04/31  160,000 161,547
5.297% due 05/09/31  150,000 153,686
5.403% due 09/11/35  155,000 158,110
a
Principal
Amount Value
Digital Realty Trust LP
3.700% due 08/15/27  $ 50,000 $ 49,666
4.450% due 07/15/28  100,000 100,787
DOC Dr. LLC
2.625% due 11/01/31  50,000 44,587
Enstar Group Ltd.
4.950% due 06/01/29  25,000 25,247
EPR Properties
3.600% due 11/15/31  30,000 27,707
Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/34  55,000 57,123
Equinix, Inc.
2.000% due 05/15/28  35,000 33,193
2.500% due 05/15/31  100,000 90,182
3.400% due 02/15/52  10,000 7,017
ERP Operating LP
2.850% due 11/01/26  70,000 69,132
3.500% due 03/01/28  100,000 98,888
4.500% due 06/01/45  75,000 66,417
Essex Portfolio LP
2.550% due 06/15/31  65,000 58,243
2.650% due 03/15/32  30,000 26,777
4.000% due 03/01/29  25,000 24,781
5.375% due 04/01/35  85,000 87,818
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 131,772
4.375% due 03/09/28  120,000 121,926
European Investment Bank (Multi-National)
0.625% due 10/21/27  250,000 235,220
0.750% due 10/26/26  83,000 80,349
1.250% due 02/14/31  300,000 263,119
1.375% due 03/15/27  350,000 338,471
1.625% due 10/09/29  195,000 180,138
3.625% due 07/15/30  160,000 159,049
3.750% due 02/14/33  325,000 320,232
3.875% due 03/15/28  400,000 402,143
3.875% due 06/15/28  185,000 186,096
3.875% due 10/15/30  160,000 160,735
4.000% due 02/15/29  135,000 136,392
4.250% due 08/16/32  158,000 160,719
4.375% due 03/19/27  130,000 131,207
4.375% due 10/10/31  175,000 179,802
4.500% due 10/16/28  100,000 102,424
4.500% due 03/14/30  295,000 304,201
4.625% due 02/12/35  145,000 150,384
Extra Space Storage LP
3.900% due 04/01/29  220,000 217,046
4.000% due 06/15/29  100,000 99,047
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 66,338
6.500% due 06/04/29  25,000 26,079
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 156,008
6.100% due 03/15/55  100,000 102,664
Federal Realty OP LP
4.500% due 12/01/44  50,000 44,262
Fidelity National Financial, Inc.
4.500% due 08/15/28  50,000 50,286
Fifth Third Bancorp
1.707% due 11/01/27  155,000 150,656
2.550% due 05/05/27  60,000 58,609
6.339% due 07/27/29  245,000 258,197

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
8.250% due 03/01/38  $ 25,000 $ 30,944
First American Financial Corp.
5.450% due 09/30/34  100,000 100,356
First Citizens BancShares, Inc.
5.231% due 03/12/31  200,000 203,175
First Horizon Corp.
5.514% due 03/07/31  65,000 66,974
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 97,203
3.250% due 07/15/27  50,000 48,330
Globe Life, Inc.
4.550% due 09/15/28  50,000 50,467
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 45,025
4.000% due 01/15/31  50,000 47,899
5.250% due 02/15/33  100,000 100,239
5.750% due 06/01/28  25,000 25,713
5.750% due 11/01/37  100,000 99,382
Goldman Sachs Group, Inc.
1.948% due 10/21/27  250,000 244,148
2.383% due 07/21/32  70,000 62,494
2.615% due 04/22/32  70,000 63,525
2.640% due 02/24/28  250,000 244,788
2.908% due 07/21/42  60,000 44,296
3.210% due 04/22/42  60,000 46,417
3.500% due 11/16/26  100,000 99,376
3.615% due 03/15/28  200,000 198,527
3.800% due 03/15/30  250,000 246,118
3.814% due 04/23/29  150,000 148,740
3.850% due 01/26/27  160,000 159,600
4.017% due 10/31/38  100,000 89,679
4.223% due 05/01/29  200,000 200,278
4.750% due 10/21/45  100,000 91,420
5.016% due 10/23/35  160,000 161,141
5.049% due 07/23/30  140,000 143,534
5.218% due 04/23/31 † 570,000 589,559
5.330% due 07/23/35  120,000 123,577
5.536% due 01/28/36  130,000 135,762
5.561% due 11/19/45  300,000 304,808
5.727% due 04/25/30  120,000 125,576
5.734% due 01/28/56  145,000 150,440
6.561% due 10/24/34  200,000 224,307
6.750% due 10/01/37  200,000 224,174
HA Sustainable Infrastructure Capital, Inc.
6.750% due 07/15/35  140,000 144,418
Hartford Insurance Group, Inc.
2.900% due 09/15/51  100,000 64,990
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 21,713
3.100% due 02/15/30  50,000 47,104
Healthpeak OP LLC
2.875% due 01/15/31  200,000 184,311
3.000% due 01/15/30  100,000 94,543
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 34,361
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,783
4.200% due 04/15/29  50,000 49,032
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 23,779
3.500% due 09/15/30  100,000 93,929
5.700% due 07/01/34  35,000 35,874
a
Principal
Amount Value
HPS Corporate Lending Fund
5.850% due 06/05/30 ~ $ 200,000 $ 203,660
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 226,323
2.804% due 05/24/32  200,000 181,326
2.848% due 06/04/31  200,000 186,002
4.762% due 03/29/33  300,000 298,694
5.240% due 05/13/31  200,000 205,855
5.450% due 03/03/36  200,000 206,468
5.546% due 03/04/30  200,000 207,568
5.597% due 05/17/28  565,000 576,995
5.733% due 05/17/32  200,000 210,471
5.874% due 11/18/35  250,000 258,438
6.254% due 03/09/34  200,000 217,888
6.332% due 03/09/44  200,000 220,090
6.800% due 06/01/38  150,000 167,306
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 70,559
5.272% due 01/15/31  60,000 61,854
5.709% due 02/02/35  200,000 208,524
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 195,930
4.550% due 10/02/28  200,000 202,040
Inter-American Development Bank
(Multi-National)
1.125% due 07/20/28  300,000 279,966
1.125% due 01/13/31  150,000 130,806
3.200% due 08/07/42  100,000 82,030
3.625% due 09/17/31  400,000 394,268
4.000% due 01/12/28  100,000 100,716
4.125% due 02/15/29  160,000 162,209
4.375% due 02/01/27  100,000 100,774
4.375% due 07/16/35  415,000 420,670
4.500% due 02/15/30  140,000 144,235
4.500% due 09/13/33  200,000 205,889
Inter-American Investment Corp. (Multi-National)
4.125% due 02/15/28  150,000 151,170
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 54,949
2.650% due 09/15/40  65,000 48,303
3.000% due 09/15/60  65,000 40,303
3.100% due 09/15/27  100,000 98,268
5.200% due 06/15/62  350,000 332,114
5.250% due 06/15/31  55,000 57,492
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  195,000 183,378
0.875% due 05/14/30  350,000 307,476
1.125% due 09/13/28  160,000 148,737
1.375% due 04/20/28  250,000 236,243
1.625% due 11/03/31  190,000 166,614
1.750% due 10/23/29  100,000 92,627
2.500% due 03/29/32  200,000 183,635
3.125% due 06/15/27  200,000 198,151
3.500% due 07/12/28  260,000 258,852
3.625% due 05/05/28  165,000 164,919
3.625% due 09/21/29  250,000 249,122
3.875% due 10/16/29  165,000 165,961
3.875% due 02/14/30  200,000 201,018
3.875% due 08/28/34  185,000 181,702
4.000% due 07/25/30  180,000 181,809
4.000% due 01/10/31  500,000 504,110
4.125% due 03/20/30  1,055,000 1,071,273

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.375% due 08/27/35  $ 170,000 $ 172,459
4.625% due 01/15/32  155,000 161,010
International Finance Corp. (Multi-National)
0.750% due 10/08/26  100,000 96,934
3.875% due 07/02/30  150,000 150,771
4.250% due 07/02/29  200,000 203,719
4.375% due 01/15/27  65,000 65,472
Invesco Finance PLC
5.375% due 11/30/43  200,000 195,218
Invitation Homes Operating Partnership LP
4.950% due 01/15/33  50,000 50,269
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,699
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 88,983
2.750% due 10/15/32  40,000 34,813
5.875% due 07/21/28  200,000 208,278
JPMorgan Chase & Co.
1.764% due 11/19/31  100,000 88,321
2.069% due 06/01/29  140,000 132,870
2.182% due 06/01/28  150,000 145,428
2.525% due 11/19/41  100,000 72,424
2.545% due 11/08/32  375,000 336,452
2.580% due 04/22/32  75,000 68,187
2.739% due 10/15/30  75,000 70,846
2.947% due 02/24/28  60,000 59,072
2.956% due 05/13/31  65,000 60,977
2.963% due 01/25/33  100,000 91,516
3.109% due 04/22/51  250,000 173,001
3.328% due 04/22/52  70,000 50,400
3.509% due 01/23/29  185,000 182,583
3.540% due 05/01/28  100,000 99,164
3.702% due 05/06/30  150,000 147,465
3.882% due 07/24/38  150,000 135,125
3.964% due 11/15/48  100,000 81,781
4.032% due 07/24/48  150,000 124,417
4.452% due 12/05/29  150,000 151,278
4.505% due 10/22/28  100,000 100,882
4.603% due 10/22/30  190,000 192,276
4.851% due 07/25/28  500,000 506,722
4.912% due 07/25/33  500,000 510,037
4.946% due 10/22/35  95,000 95,848
4.979% due 07/22/28  45,000 45,696
4.995% due 07/22/30  100,000 102,600
5.012% due 01/23/30  100,000 102,461
5.040% due 01/23/28  200,000 202,302
5.140% due 01/24/31  550,000 568,159
5.294% due 07/22/35  40,000 41,329
5.336% due 01/23/35  95,000 98,774
5.350% due 06/01/34  105,000 109,440
5.500% due 10/15/40  100,000 103,684
5.502% due 01/24/36  100,000 104,673
5.534% due 11/29/45  165,000 169,789
5.572% due 04/22/36  105,000 110,729
5.581% due 04/22/30  110,000 114,928
5.600% due 07/15/41  100,000 104,635
5.717% due 09/14/33  190,000 201,016
6.254% due 10/23/34  100,000 110,232
6.400% due 05/15/38  300,000 340,911
JPMorgan Chase Bank NA
5.110% due 12/08/26  350,000 354,502
KeyBank NA
5.850% due 11/15/27  250,000 257,953
a
Principal
Amount Value
KeyCorp
5.121% due 04/04/31  $ 100,000 $ 102,708
Kilroy Realty LP
5.875% due 10/15/35  100,000 101,420
6.250% due 01/15/36  35,000 36,233
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 61,701
3.700% due 10/01/49  25,000 18,756
4.125% due 12/01/46  50,000 41,237
4.850% due 03/01/35  45,000 44,747
5.300% due 02/01/36  250,000 255,735
Kite Realty Group LP
4.950% due 12/15/31  70,000 70,906
Kite Realty Group Trust
4.750% due 09/15/30  25,000 25,081
Kreditanstalt fuer Wiederaufbau (Germany)
1.750% due 09/14/29  100,000 92,965
3.000% due 05/20/27  200,000 197,909
3.500% due 08/27/27  110,000 109,743
3.750% due 02/15/28  440,000 441,184
3.750% due 07/15/30  105,000 105,012
3.875% due 05/15/28  130,000 130,806
3.875% due 06/15/28  200,000 201,318
4.000% due 06/28/27  250,000 251,465
4.250% due 06/29/37  200,000 120,542
4.375% due 03/01/27  130,000 131,201
4.375% due 02/28/34  260,000 265,695
4.625% due 03/18/30  250,000 259,271
4.750% due 10/29/30  200,000 209,070
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 174,367
5.000% due 10/24/33  250,000 265,714
Lazard Group LLC
4.375% due 03/11/29  50,000 49,892
Lincoln National Corp.
3.625% due 12/12/26  150,000 149,084
3.800% due 03/01/28  35,000 34,588
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28  200,000 198,675
5.462% due 01/05/28  200,000 203,029
5.679% due 01/05/35  200,000 209,737
5.721% due 06/05/30  200,000 209,257
LPL Holdings, Inc.
5.150% due 06/15/30  200,000 203,645
6.000% due 05/20/34  100,000 104,553
LXP Industrial Trust
2.375% due 10/01/31  70,000 60,817
M&T Bank Corp.
4.553% due 08/16/28  65,000 65,428
4.833% due 01/16/29  60,000 60,755
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  300,000 304,060
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 95,763
5.375% due 03/04/46  50,000 49,976
Marex Group PLC (United Kingdom)
5.829% due 05/08/28  50,000 50,740
Markel Group, Inc.
3.450% due 05/07/52  70,000 48,241
3.500% due 11/01/27  50,000 49,383
5.000% due 05/20/49  30,000 27,144
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 40,123

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.200% due 03/01/48  $ 100,000 $ 84,083
4.375% due 03/15/29  70,000 70,660
5.350% due 11/15/44  100,000 99,275
5.400% due 09/15/33  100,000 105,004
5.400% due 03/15/55  55,000 53,980
5.750% due 11/01/32  100,000 107,384
Mastercard, Inc.
1.900% due 03/15/31  100,000 89,130
2.000% due 11/18/31  200,000 176,680
2.950% due 11/21/26  50,000 49,473
2.950% due 06/01/29  50,000 48,336
2.950% due 03/15/51  45,000 30,142
3.650% due 06/01/49  50,000 39,022
3.800% due 11/21/46  50,000 40,704
3.950% due 02/26/48  15,000 12,386
MetLife, Inc.
5.300% due 12/15/34  70,000 72,854
5.700% due 06/15/35  100,000 107,155
5.875% due 02/06/41  200,000 212,273
6.375% due 06/15/34  100,000 111,746
Mid-America Apartments LP
3.600% due 06/01/27  100,000 99,341
3.950% due 03/15/29  25,000 24,822
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.048% due 07/17/30  200,000 180,617
3.677% due 02/22/27  100,000 99,581
3.961% due 03/02/28  50,000 49,984
4.050% due 09/11/28  150,000 150,196
5.159% due 04/24/31  100,000 103,082
5.197% due 01/16/31  200,000 206,261
5.258% due 04/17/30  200,000 206,385
5.426% due 04/17/35  200,000 208,223
5.475% due 02/22/31  200,000 208,516
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 180,705
3.261% due 05/22/30  200,000 193,011
5.098% due 05/13/31  200,000 205,665
5.323% due 07/08/36  250,000 257,096
5.778% due 07/06/29  200,000 208,480
Morgan Stanley
1.794% due 02/13/32  65,000 56,707
2.239% due 07/21/32  100,000 88,343
2.475% due 01/21/28  170,000 166,401
2.484% due 09/16/36  100,000 86,888
2.802% due 01/25/52  400,000 257,928
2.943% due 01/21/33  135,000 122,770
3.217% due 04/22/42  55,000 43,033
3.591% due 07/22/28 § 100,000 98,965
3.622% due 04/01/31  200,000 194,113
4.300% due 01/27/45  100,000 87,782
4.431% due 01/23/30  95,000 95,469
4.457% due 04/22/39  150,000 141,660
4.654% due 10/18/30  120,000 121,349
5.042% due 07/19/30  45,000 46,130
5.123% due 02/01/29  250,000 255,415
5.164% due 04/20/29  155,000 158,682
5.173% due 01/16/30  120,000 123,358
5.192% due 04/17/31  750,000 774,706
5.230% due 01/15/31  100,000 103,235
5.250% due 04/21/34  180,000 185,678
5.320% due 07/19/35  65,000 67,094
5.449% due 07/20/29  145,000 149,849
5.587% due 01/18/36  95,000 99,510
a
Principal
Amount Value
5.597% due 03/24/51  $ 100,000 $ 101,949
5.656% due 04/18/30  165,000 172,337
5.664% due 04/17/36  135,000 142,497
5.942% due 02/07/39  235,000 246,125
5.948% due 01/19/38  300,000 314,637
6.407% due 11/01/29  145,000 154,138
7.250% due 04/01/32  100,000 115,884
Morgan Stanley Bank NA
4.447% due 10/15/27  250,000 250,634
5.504% due 05/26/28  250,000 255,588
Nasdaq, Inc.
1.650% due 01/15/31  150,000 131,212
2.500% due 12/21/40  150,000 106,358
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 255,413
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 320,258
3.073% due 05/22/28  200,000 196,530
NNN REIT, Inc.
4.300% due 10/15/28  35,000 35,099
4.600% due 02/15/31  250,000 251,171
5.600% due 10/15/33  125,000 130,849
Nomura Holdings, Inc. (Japan)
2.329% due 01/22/27  300,000 292,664
5.043% due 06/10/36  250,000 249,002
Nordic Investment Bank (Multi-National)
3.750% due 08/28/28  100,000 100,285
4.250% due 02/28/29  200,000 203,413
Northern Trust Corp.
1.950% due 05/01/30  75,000 68,390
3.375% due 05/08/32  63,000 61,788
3.650% due 08/03/28  50,000 49,716
4.000% due 05/10/27  35,000 35,067
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 48,530
Oesterreichische Kontrollbank AG (Austria)
4.125% due 01/18/29  50,000 50,640
4.250% due 03/01/28  35,000 35,467
4.500% due 01/24/30  85,000 87,445
4.750% due 05/21/27  250,000 254,023
Old Republic International Corp.
3.850% due 06/11/51  55,000 40,062
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 50,455
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 49,670
4.000% due 04/13/32  100,000 96,922
Phillips Edison Grocery Center Operating
Partnership I LP
5.250% due 08/15/32  140,000 143,167
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 29,839
PNC Bank NA
4.050% due 07/26/28  350,000 349,185
PNC Financial Services Group, Inc.
4.812% due 10/21/32  65,000 65,923
4.899% due 05/13/31  125,000 127,688
5.068% due 01/24/34  40,000 40,827
5.373% due 07/21/36  95,000 97,798
5.582% due 06/12/29  120,000 124,369
5.676% due 01/22/35  250,000 263,721
5.939% due 08/18/34  200,000 214,716

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Principal Financial Group, Inc.
3.700% due 05/15/29  $ 25,000 $ 24,534
4.625% due 09/15/42  100,000 91,729
5.375% due 03/15/33  30,000 31,233
Progressive Corp.
2.500% due 03/15/27  40,000 39,207
3.000% due 03/15/32  50,000 46,198
3.700% due 03/15/52  175,000 135,130
4.000% due 03/01/29  25,000 25,017
4.125% due 04/15/47  100,000 84,310
Prologis LP
1.250% due 10/15/30  55,000 47,782
1.625% due 03/15/31  100,000 86,971
1.750% due 02/01/31  20,000 17,549
2.125% due 04/15/27  25,000 24,319
2.125% due 10/15/50  40,000 22,060
2.250% due 04/15/30  30,000 27,657
2.250% due 01/15/32  50,000 44,044
2.875% due 11/15/29  40,000 38,095
3.000% due 04/15/50  25,000 16,749
3.375% due 12/15/27  60,000 59,344
4.375% due 02/01/29  15,000 15,158
4.875% due 06/15/28  200,000 204,635
Prudential Financial, Inc.
2.100% due 03/10/30  15,000 13,831
3.000% due 03/10/40  25,000 19,512
3.700% due 10/01/50  175,000 163,758
3.700% due 03/13/51  150,000 113,592
3.935% due 12/07/49  132,000 104,404
4.350% due 02/25/50  50,000 42,379
6.625% due 06/21/40  50,000 57,274
Public Storage Operating Co.
1.500% due 11/09/26  50,000 48,701
2.300% due 05/01/31  250,000 224,919
3.094% due 09/15/27  30,000 29,536
Radian Group, Inc.
6.200% due 05/15/29  30,000 31,350
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 92,400
Realty Income Corp.
1.800% due 03/15/33  50,000 41,459
2.200% due 06/15/28  35,000 33,371
2.850% due 12/15/32  30,000 26,784
3.000% due 01/15/27  50,000 49,313
3.400% due 01/15/30  50,000 48,429
4.850% due 03/15/30  65,000 66,693
4.900% due 07/15/33  200,000 202,813
5.375% due 09/01/54  40,000 39,185
Regency Centers LP
3.600% due 02/01/27  30,000 29,800
3.700% due 06/15/30  35,000 34,087
4.400% due 02/01/47  35,000 30,012
5.000% due 07/15/32  50,000 51,183
Regions Financial Corp.
1.800% due 08/12/28  300,000 281,245
Reinsurance Group of America, Inc.
6.000% due 09/15/33  50,000 53,502
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,677
Royal Bank of Canada (Canada)
2.050% due 01/21/27  100,000 97,652
3.625% due 05/04/27  150,000 149,429
4.498% due 08/06/29  80,000 80,641
a
Principal
Amount Value
4.900% due 01/12/28  $ 150,000 $ 153,131
4.950% due 02/01/29  200,000 205,622
4.965% due 01/24/29  165,000 167,863
4.970% due 05/02/31  200,000 204,898
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 68,316
4.400% due 07/13/27  145,000 145,429
6.565% due 06/12/29  100,000 104,853
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 183,019
4.858% due 09/11/30  200,000 202,361
Simon Property Group LP
2.450% due 09/13/29  100,000 93,910
2.650% due 07/15/30  100,000 93,167
3.250% due 11/30/26  50,000 49,554
3.250% due 09/13/49  100,000 70,235
3.375% due 06/15/27  100,000 99,011
4.250% due 11/30/46  50,000 42,553
4.375% due 10/01/30  100,000 100,275
5.125% due 10/01/35  65,000 65,789
Sixth Street Lending Partners
5.750% due 01/15/30  100,000 101,692
Store Capital LLC
4.500% due 03/15/28  150,000 149,568
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.710% due 01/12/31  200,000 174,627
1.902% due 09/17/28  250,000 234,808
2.296% due 01/12/41  200,000 140,818
3.010% due 10/19/26  200,000 198,022
3.364% due 07/12/27  150,000 148,542
5.246% due 07/08/36  250,000 256,356
5.766% due 01/13/33  200,000 213,833
5.800% due 07/13/28  250,000 261,384
Sun Communities Operating LP
2.300% due 11/01/28  65,000 61,478
Synchrony Financial
3.950% due 12/01/27  100,000 98,870
5.935% due 08/02/30  35,000 36,292
Synovus Financial Corp.
6.168% due 11/01/30  35,000 36,347
Tanger Properties LP
3.875% due 07/15/27  50,000 49,587
Toronto-Dominion Bank (Canada)
4.568% due 12/17/26  100,000 100,574
4.574% due 06/02/28  200,000 202,673
4.693% due 09/15/27  200,000 202,652
4.980% due 04/05/27  100,000 101,473
4.994% due 04/05/29  100,000 102,755
5.146% due 09/10/34  185,000 187,600
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 33,862
5.450% due 05/25/53  100,000 100,196
5.700% due 07/24/55  15,000 15,550
6.250% due 06/15/37  125,000 139,101
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 112,398
Truist Financial Corp.
1.125% due 08/03/27  100,000 94,873
1.887% due 06/07/29  125,000 117,819
1.950% due 06/05/30  135,000 121,659
4.873% due 01/26/29  40,000 40,607
4.916% due 07/28/33  100,000 99,707

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.435% due 01/24/30  $ 110,000 $ 113,840
5.867% due 06/08/34  200,000 211,971
7.161% due 10/30/29  55,000 59,584
U.S. Bancorp
1.375% due 07/22/30  150,000 131,624
2.491% due 11/03/36  200,000 172,467
4.548% due 07/22/28  100,000 100,786
4.839% due 02/01/34  200,000 200,937
5.046% due 02/12/31  60,000 61,556
5.083% due 05/15/31  400,000 411,442
5.775% due 06/12/29  250,000 260,223
5.850% due 10/21/33  30,000 31,999
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 305,121
UDR, Inc.
2.100% due 06/15/33  100,000 83,021
3.100% due 11/01/34  50,000 43,153
3.200% due 01/15/30  50,000 47,834
4.400% due 01/26/29  25,000 25,101
Unum Group
4.000% due 06/15/29  70,000 69,152
4.125% due 06/15/51  100,000 76,257
Ventas Realty LP
3.000% due 01/15/30  50,000 47,356
3.250% due 10/15/26  100,000 98,988
4.000% due 03/01/28  50,000 49,783
5.000% due 01/15/35  150,000 150,180
VICI Properties LP
5.125% due 11/15/31  215,000 218,268
Visa, Inc.
1.100% due 02/15/31  200,000 172,455
1.900% due 04/15/27  250,000 243,089
3.650% due 09/15/47  25,000 19,743
4.150% due 12/14/35  30,000 29,003
4.300% due 12/14/45  100,000 88,355
Voya Financial, Inc.
4.800% due 06/15/46  30,000 27,027
5.000% due 09/20/34  30,000 29,854
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 90,531
Wachovia Corp.
5.500% due 08/01/35  200,000 206,192
Webster Financial Corp.
5.784% due 09/11/35  45,000 45,053
Wells Fargo & Co.
3.000% due 10/23/26  150,000 148,506
3.068% due 04/30/41  500,000 388,360
4.150% due 01/24/29  200,000 199,976
4.478% due 04/04/31  200,000 201,157
4.808% due 07/25/28  65,000 65,782
4.892% due 09/15/36  250,000 249,598
4.897% due 07/25/33  65,000 66,064
4.900% due 01/24/28  105,000 105,978
5.013% due 04/04/51  250,000 233,623
5.150% due 04/23/31  750,000 773,692
5.198% due 01/23/30  140,000 144,208
5.211% due 12/03/35  55,000 56,218
5.244% due 01/24/31  85,000 87,963
5.499% due 01/23/35  140,000 146,081
5.557% due 07/25/34  160,000 168,121
5.574% due 07/25/29  365,000 378,349
5.605% due 04/23/36  165,000 173,224
5.606% due 01/15/44  100,000 100,168
a
Principal
Amount Value
5.707% due 04/22/28  $ 350,000 $ 358,222
6.491% due 10/23/34  180,000 200,060
Wells Fargo Bank NA
6.600% due 01/15/38  100,000 112,977
Welltower OP LLC
2.050% due 01/15/29  60,000 56,201
2.750% due 01/15/32  50,000 45,287
2.800% due 06/01/31  100,000 92,030
4.125% due 03/15/29  100,000 99,897
5.125% due 07/01/35  50,000 50,948
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 94,247
2.150% due 06/03/31  100,000 90,078
3.400% due 01/25/28  100,000 98,976
4.043% due 08/26/27  100,000 100,442
4.110% due 07/24/34  65,000 63,676
4.421% due 07/24/39  45,000 41,705
5.457% due 11/18/27  100,000 103,229
5.535% due 11/17/28  250,000 261,840
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 99,077
7.375% due 03/15/32  100,000 114,617
Willis North America, Inc.
2.950% due 09/15/29  75,000 71,254
3.875% due 09/15/49  35,000 26,590
4.650% due 06/15/27  100,000 100,822
5.900% due 03/05/54  50,000 51,086
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 48,781
108,254,274
Industrial - 1.8%
3M Co.
2.875% due 10/15/27  100,000 97,993
3.250% due 08/26/49  200,000 140,814
4.000% due 09/14/48  250,000 202,691
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 49,398
5.600% due 05/29/34  100,000 104,504
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 67,834
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 59,118
5.100% due 03/17/30  55,000 56,275
Amphenol Corp.
2.200% due 09/15/31  60,000 53,271
4.350% due 06/01/29  50,000 50,473
4.375% due 06/12/28  165,000 166,520
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,720
5.150% due 08/21/29  65,000 66,565
5.875% due 04/10/34  65,000 68,161
Avnet, Inc.
6.250% due 03/15/28  100,000 104,086
Boeing Co.
2.950% due 02/01/30  100,000 94,191
3.200% due 03/01/29  200,000 193,041
3.250% due 02/01/28  50,000 48,844
3.250% due 03/01/28  25,000 24,412
3.550% due 03/01/38  15,000 12,406
3.625% due 02/01/31  30,000 28,754
3.625% due 03/01/48  10,000 7,256
3.750% due 02/01/50  100,000 73,938
3.825% due 03/01/59  50,000 35,410

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.850% due 11/01/48  $ 35,000 $ 26,204
5.150% due 05/01/30  150,000 153,975
5.705% due 05/01/40  200,000 204,197
5.805% due 05/01/50  400,000 399,885
5.875% due 02/15/40  50,000 51,680
5.930% due 05/01/60  150,000 149,967
6.528% due 05/01/34  65,000 71,907
7.008% due 05/01/64  100,000 115,850
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 135,782
3.550% due 02/15/50  150,000 112,746
4.125% due 06/15/47  50,000 42,017
4.450% due 01/15/53  300,000 257,965
4.700% due 09/01/45  50,000 46,003
5.200% due 04/15/54  60,000 57,643
5.750% due 05/01/40  100,000 105,829
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 96,315
4.375% due 09/18/34  90,000 88,066
6.200% due 06/01/36  50,000 55,824
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 178,161
3.100% due 12/02/51  200,000 135,603
4.000% due 06/01/28  35,000 34,956
4.800% due 09/15/35  20,000 19,801
4.950% due 08/15/45  100,000 93,989
6.125% due 09/15/15  30,000 30,991
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 86,502
3.750% due 12/01/27  50,000 49,624
Carrier Global Corp.
2.493% due 02/15/27  35,000 34,270
2.722% due 02/15/30  50,000 46,879
3.377% due 04/05/40  15,000 12,117
3.577% due 04/05/50  150,000 111,976
5.900% due 03/15/34  65,000 69,786
Caterpillar Financial Services Corp.
4.100% due 08/15/28  70,000 70,337
4.400% due 03/03/28  250,000 252,720
4.850% due 02/27/29  200,000 205,534
Caterpillar, Inc.
3.250% due 09/19/49  100,000 72,207
3.803% due 08/15/42  100,000 84,541
CNH Industrial Capital LLC
4.500% due 10/16/30  200,000 199,668
CNH Industrial NV
3.850% due 11/15/27  35,000 34,831
CRH America Finance, Inc.
5.500% due 01/09/35  250,000 261,086
CSX Corp.
3.250% due 06/01/27  250,000 247,023
4.100% due 11/15/32  100,000 98,300
4.500% due 03/15/49  65,000 56,240
4.650% due 03/01/68  45,000 38,209
5.050% due 06/15/35  50,000 51,092
5.500% due 04/15/41  75,000 77,283
Deere & Co.
2.875% due 09/07/49  15,000 10,192
3.900% due 06/09/42  100,000 86,632
5.450% due 01/16/35  100,000 105,302
Dover Corp.
5.375% due 03/01/41  50,000 50,193
a
Principal
Amount Value
Eagle Materials, Inc.
2.500% due 07/01/31  $ 50,000 $ 45,092
Eaton Corp.
4.000% due 11/02/32  100,000 97,983
4.150% due 03/15/33  55,000 54,180
Emerson Electric Co.
0.875% due 10/15/26  35,000 33,942
2.200% due 12/21/31  100,000 88,727
5.000% due 03/15/35  165,000 169,457
FedEx Corp.
3.100% due 08/05/29 ~ 50,000 47,952
4.400% due 01/15/47 ~ 50,000 40,608
4.750% due 11/15/45 ~ 50,000 43,312
5.250% due 05/15/50 ~ † 350,000 321,048
Flex Ltd.
4.875% due 06/15/29  25,000 25,268
Fortive Corp.
4.300% due 06/15/46  125,000 105,077
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 132,614
GATX Corp.
4.550% due 11/07/28  25,000 25,153
5.450% due 09/15/33  100,000 103,171
6.050% due 03/15/34  75,000 80,391
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,520
2.850% due 06/01/41  10,000 7,510
3.750% due 05/15/28  180,000 179,631
4.250% due 04/01/50  200,000 172,514
General Electric Co.
4.900% due 01/29/36  85,000 86,218
Hexcel Corp.
5.875% due 02/26/35  55,000 57,550
Honeywell International, Inc.
2.500% due 11/01/26  100,000 98,417
2.700% due 08/15/29  60,000 57,178
4.500% due 01/15/34  350,000 346,929
4.875% due 09/01/29  100,000 102,881
5.000% due 03/01/35  100,000 101,714
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 51,342
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 47,002
IDEX Corp.
2.625% due 06/15/31  100,000 90,587
3.000% due 05/01/30  15,000 14,107
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 97,120
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 109,543
Jabil, Inc.
3.950% due 01/12/28  55,000 54,632
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 211,261
John Deere Capital Corp.
1.750% due 03/09/27  50,000 48,511
2.000% due 06/17/31  100,000 88,978
2.350% due 03/08/27  50,000 48,976
2.800% due 09/08/27  50,000 49,092
3.900% due 06/07/32  20,000 19,519
4.150% due 09/15/27  100,000 100,512
4.400% due 09/08/31  100,000 100,750
4.550% due 06/05/30  100,000 101,604

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.850% due 03/05/27  $ 100,000 $ 101,363
4.950% due 07/14/28  210,000 215,703
Johnson Controls International PLC
4.500% due 02/15/47  40,000 34,721
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.750% due 09/15/30  15,000 13,303
4.900% due 12/01/32  140,000 142,651
Kennametal, Inc.
4.625% due 06/15/28  50,000 50,328
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 65,444
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 28,469
3.850% due 12/15/26  25,000 24,932
4.400% due 06/15/28  100,000 100,681
5.400% due 07/31/33  250,000 260,678
Lennox International, Inc.
5.500% due 09/15/28  100,000 103,448
Lockheed Martin Corp.
3.600% due 03/01/35  25,000 23,068
3.800% due 03/01/45  20,000 16,351
3.900% due 06/15/32  45,000 44,019
4.150% due 06/15/53  385,000 313,200
4.450% due 05/15/28  70,000 70,804
4.500% due 05/15/36  20,000 19,586
4.700% due 05/15/46  44,000 40,437
5.000% due 08/15/35  140,000 142,279
6.150% due 09/01/36  100,000 110,994
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 60,443
3.450% due 06/01/27  21,000 20,789
Masco Corp.
2.000% due 02/15/31  100,000 87,741
3.500% due 11/15/27  100,000 98,614
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 48,207
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 225,992
3.155% due 05/15/55  20,000 13,239
3.800% due 08/01/28  30,000 29,867
3.942% due 11/01/47  63,000 50,933
4.550% due 06/01/53  145,000 126,012
4.650% due 01/15/46  50,000 45,222
4.837% due 10/01/41  50,000 47,653
5.050% due 08/01/30  70,000 72,619
Northrop Grumman Corp.
3.250% due 01/15/28  100,000 98,366
3.850% due 04/15/45  100,000 81,405
4.700% due 03/15/33  210,000 211,553
5.250% due 07/15/35  35,000 36,255
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 44,709
Oshkosh Corp.
3.100% due 03/01/30  15,000 14,162
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 19,517
3.112% due 02/15/40  50,000 38,954
3.362% due 02/15/50  30,000 21,550
5.250% due 08/16/28  135,000 139,193
Owens Corning
3.875% due 06/01/30  150,000 146,637
5.700% due 06/15/34  45,000 47,438
a
Principal
Amount Value
Packaging Corp. of America
3.400% due 12/15/27  $ 35,000 $ 34,528
5.200% due 08/15/35  70,000 71,413
Parker-Hannifin Corp.
4.000% due 06/14/49  20,000 16,335
6.250% due 05/15/38  100,000 111,019
Precision Castparts Corp.
4.375% due 06/15/45  50,000 43,962
Regal Rexnord Corp.
6.050% due 04/15/28  300,000 310,445
Republic Services, Inc.
3.375% due 11/15/27  120,000 118,618
3.950% due 05/15/28  100,000 100,088
5.000% due 11/15/29  100,000 103,299
5.200% due 11/15/34  100,000 103,856
RTX Corp.
2.250% due 07/01/30  400,000 366,514
3.125% due 07/01/50  100,000 68,068
3.750% due 11/01/46  50,000 39,191
4.125% due 11/16/28  60,000 59,967
4.350% due 04/15/47  200,000 171,444
4.450% due 11/16/38  20,000 18,834
4.500% due 06/01/42  300,000 271,440
4.625% due 11/16/48  35,000 30,963
5.375% due 02/27/53  100,000 97,902
Ryder System, Inc.
4.300% due 06/15/27  75,000 75,218
5.250% due 06/01/28  200,000 205,519
Snap-on, Inc.
3.100% due 05/01/50  35,000 24,354
Sonoco Products Co.
4.600% due 09/01/29  125,000 125,803
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 29,703
4.250% due 11/15/28  100,000 100,173
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 53,184
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 183,791
Textron, Inc.
3.650% due 03/15/27  100,000 99,047
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 98,909
5.250% due 03/03/33  45,000 46,847
Trimble, Inc.
4.900% due 06/15/28  50,000 50,932
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 40,315
5.000% due 05/09/35  115,000 116,757
Union Pacific Corp.
2.375% due 05/20/31  40,000 36,474
2.891% due 04/06/36  125,000 105,316
2.973% due 09/16/62  25,000 14,999
3.000% due 04/15/27  100,000 98,675
3.200% due 05/20/41  370,000 290,826
3.350% due 08/15/46  50,000 37,021
3.550% due 05/20/61  100,000 69,288
3.600% due 09/15/37  20,000 17,743
3.799% due 04/06/71  30,000 21,178
4.950% due 05/15/53  200,000 186,788
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 148,950
4.875% due 03/03/33 † 260,000 267,643

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.250% due 05/14/35  $ 145,000 $ 150,113
6.200% due 01/15/38  50,000 55,181
Vulcan Materials Co.
4.500% due 06/15/47  100,000 87,226
Waste Connections, Inc.
3.500% due 05/01/29  100,000 98,333
4.200% due 01/15/33  70,000 68,712
Waste Management, Inc.
2.950% due 06/01/41  35,000 26,574
3.150% due 11/15/27  100,000 98,354
4.625% due 02/15/33  200,000 202,395
4.950% due 03/15/35  65,000 66,009
5.350% due 10/15/54  200,000 197,240
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 101,417
WRKCo, Inc.
4.000% due 03/15/28  100,000 99,479
4.200% due 06/01/32  50,000 48,654
Xylem, Inc.
3.250% due 11/01/26  30,000 29,698
4.375% due 11/01/46  25,000 21,294
20,554,695
Technology - 1.8%
Accenture Capital, Inc.
4.500% due 10/04/34  250,000 246,712
Adobe, Inc.
4.800% due 04/04/29  100,000 102,728
4.850% due 04/04/27  45,000 45,682
4.950% due 01/17/30  100,000 103,675
4.950% due 04/04/34  100,000 103,461
Analog Devices, Inc.
2.100% due 10/01/31  60,000 53,070
2.800% due 10/01/41  50,000 37,035
2.950% due 10/01/51  55,000 36,359
3.450% due 06/15/27  100,000 99,251
3.500% due 12/05/26  100,000 99,499
Apple, Inc.
1.400% due 08/05/28  100,000 93,769
1.650% due 05/11/30  160,000 144,659
1.650% due 02/08/31  200,000 177,292
1.700% due 08/05/31  100,000 88,059
2.200% due 09/11/29  100,000 93,849
2.650% due 05/11/50  100,000 64,130
2.650% due 02/08/51  150,000 95,786
2.700% due 08/05/51  100,000 63,887
2.850% due 08/05/61  100,000 60,885
2.950% due 09/11/49  65,000 44,561
3.000% due 11/13/27  100,000 98,698
3.350% due 02/09/27  200,000 198,951
3.750% due 09/12/47  75,000 60,398
3.750% due 11/13/47  50,000 40,498
3.850% due 08/04/46  35,000 28,987
3.950% due 08/08/52  500,000 406,998
4.200% due 05/12/30  200,000 202,234
4.250% due 02/09/47  100,000 87,536
4.300% due 05/10/33  250,000 253,425
4.500% due 02/23/36  50,000 50,630
Applied Materials, Inc.
1.750% due 06/01/30  30,000 26,981
4.350% due 04/01/47  45,000 39,342
4.800% due 06/15/29  65,000 66,666
5.100% due 10/01/35  35,000 36,361
a
Principal
Amount Value
Autodesk, Inc.
2.400% due 12/15/31  $ 80,000 $ 70,910
2.850% due 01/15/30  55,000 51,955
Broadcom, Inc.
2.450% due 02/15/31 ~ 200,000 181,964
3.419% due 04/15/33 ~ 250,000 231,461
3.500% due 02/15/41 ~ 315,000 259,369
3.750% due 02/15/51 ~ 140,000 109,670
4.110% due 09/15/28  211,000 211,709
4.150% due 04/15/32 ~ 40,000 39,243
4.300% due 11/15/32  200,000 197,487
4.350% due 02/15/30  50,000 50,262
4.750% due 04/15/29  150,000 153,083
4.800% due 10/15/34  80,000 80,590
5.000% due 04/15/30  200,000 206,248
5.050% due 07/12/29  90,000 92,728
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 233,680
CGI, Inc. (Canada)
4.950% due 03/14/30 ~ 100,000 101,833
Dell International LLC/EMC Corp.
due 02/15/36 # 150,000 149,223
3.375% due 12/15/41  500,000 383,636
4.900% due 10/01/26  100,000 100,582
5.300% due 10/01/29  100,000 103,285
5.500% due 04/01/35  100,000 103,342
8.100% due 07/15/36  27,000 32,919
8.350% due 07/15/46  13,000 16,905
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 28,504
2.950% due 02/15/51  20,000 17,374
Fidelity National Information Services, Inc.
1.650% due 03/01/28  20,000 18,854
3.100% due 03/01/41  10,000 7,556
Fiserv, Inc.
2.250% due 06/01/27  100,000 97,175
2.650% due 06/01/30  100,000 92,620
3.500% due 07/01/29  245,000 238,171
4.400% due 07/01/49  40,000 33,005
5.450% due 03/15/34  100,000 103,398
5.625% due 08/21/33  100,000 105,031
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% due 06/04/29  50,000 52,046
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 45,214
4.550% due 10/15/29  400,000 402,280
5.000% due 10/15/34  70,000 69,481
6.200% due 10/15/35  50,000 54,111
6.350% due 10/15/45  50,000 52,696
HP, Inc.
2.650% due 06/17/31  100,000 90,235
4.000% due 04/15/29  100,000 98,995
4.200% due 04/15/32  100,000 97,021
4.750% due 01/15/28  100,000 101,358
6.000% due 09/15/41  55,000 56,891
Intel Corp.
1.600% due 08/12/28  25,000 23,320
2.000% due 08/12/31  50,000 43,750
2.450% due 11/15/29  150,000 139,320
2.800% due 08/12/41  40,000 27,996
3.050% due 08/12/51  20,000 12,699
3.200% due 08/12/61  25,000 14,960
3.250% due 11/15/49  250,000 166,244

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.150% due 08/05/32  $ 100,000 $ 96,500
4.875% due 02/10/28  75,000 76,150
4.900% due 08/05/52  100,000 86,071
5.200% due 02/10/33  315,000 322,140
5.625% due 02/10/43  50,000 49,059
5.700% due 02/10/53  35,000 33,871
5.900% due 02/10/63  250,000 243,678
International Business Machines Corp.
2.850% due 05/15/40  100,000 75,674
3.500% due 05/15/29  170,000 166,556
4.150% due 05/15/39  100,000 89,819
4.650% due 02/10/28  400,000 405,821
5.100% due 02/06/53  200,000 187,441
5.200% due 02/10/35  250,000 256,737
5.600% due 11/30/39  26,000 27,207
Intuit, Inc.
1.650% due 07/15/30  15,000 13,398
5.200% due 09/15/33  150,000 156,956
KLA Corp.
4.650% due 07/15/32  60,000 60,925
4.950% due 07/15/52  100,000 93,603
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 74,841
Lam Research Corp.
4.000% due 03/15/29  55,000 54,974
4.875% due 03/15/49  25,000 23,365
Leidos, Inc.
2.300% due 02/15/31  55,000 49,090
5.500% due 03/15/35  65,000 67,388
5.750% due 03/15/33  45,000 47,549
Marvell Technology, Inc.
4.750% due 07/15/30  140,000 141,872
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 153,435
Micron Technology, Inc.
2.703% due 04/15/32  20,000 17,805
3.366% due 11/01/41  15,000 11,612
3.477% due 11/01/51  25,000 17,900
5.875% due 09/15/33  100,000 106,418
6.750% due 11/01/29  250,000 271,823
Microsoft Corp.
1.350% due 09/15/30  35,000 31,030
2.500% due 09/15/50  100,000 62,741
2.675% due 06/01/60  166,000 99,380
2.921% due 03/17/52  278,000 188,734
3.300% due 02/06/27  300,000 298,358
3.450% due 08/08/36  72,000 65,753
3.700% due 08/08/46  200,000 164,933
NetApp, Inc.
5.700% due 03/17/35  100,000 104,590
NVIDIA Corp.
2.000% due 06/15/31  100,000 89,914
3.500% due 04/01/50  200,000 153,607
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
2.500% due 05/11/31  100,000 89,795
3.250% due 05/11/41  60,000 45,612
4.300% due 06/18/29  150,000 149,866
4.400% due 06/01/27  40,000 40,147
5.000% due 01/15/33  50,000 50,672
Oracle Corp.
2.300% due 03/25/28  70,000 66,937
2.875% due 03/25/31  75,000 68,885
a
Principal
Amount Value
3.250% due 11/15/27  $ 350,000 $ 343,942
3.650% due 03/25/41  80,000 64,107
3.850% due 07/15/36  50,000 44,542
3.900% due 05/15/35  105,000 95,734
3.950% due 03/25/51  120,000 89,285
4.000% due 07/15/46  250,000 194,870
4.100% due 03/25/61  95,000 68,473
4.300% due 07/08/34  100,000 95,715
4.375% due 05/15/55  200,000 157,149
4.450% due 09/26/30  95,000 94,975
4.800% due 08/03/28  125,000 127,121
5.200% due 09/26/35  65,000 65,383
5.250% due 02/03/32  250,000 257,827
5.375% due 09/27/54  200,000 183,853
5.500% due 08/03/35  130,000 133,830
5.550% due 02/06/53  500,000 473,435
5.950% due 09/26/55  100,000 99,762
6.125% due 07/08/39  100,000 105,843
6.250% due 11/09/32  200,000 217,413
6.500% due 04/15/38  100,000 109,706
Paychex, Inc.
5.350% due 04/15/32  200,000 207,589
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 49,588
4.250% due 05/20/32  20,000 20,019
4.300% due 05/20/47  30,000 25,725
4.500% due 05/20/52  45,000 39,010
4.800% due 05/20/45  150,000 140,747
5.000% due 05/20/35  155,000 158,311
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 174,369
3.800% due 12/15/26  30,000 29,901
4.200% due 09/15/28  95,000 95,233
Salesforce, Inc.
1.500% due 07/15/28  65,000 61,091
1.950% due 07/15/31  80,000 71,053
2.700% due 07/15/41  60,000 44,154
2.900% due 07/15/51  100,000 65,667
3.050% due 07/15/61  50,000 31,543
ServiceNow, Inc.
1.400% due 09/01/30  65,000 56,940
Synopsys, Inc.
4.850% due 04/01/30  400,000 407,555
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 83,818
4.900% due 03/14/33  60,000 61,828
5.050% due 05/18/63  200,000 186,013
5.100% due 05/23/35  200,000 206,317
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 162,503
3.875% due 04/22/27  200,000 199,641
VMware LLC
3.900% due 08/21/27  30,000 29,896
Western Digital Corp.
2.850% due 02/01/29  30,000 28,240
3.100% due 02/01/32  55,000 49,792
19,864,583
Utilities - 2.4%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 24,213
4.700% due 05/15/32  100,000 99,877
5.400% due 06/01/33  145,000 149,198

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
AEP Transmission Co. LLC
4.250% due 09/15/48  $ 35,000 $ 29,285
AES Corp.
2.450% due 01/15/31  100,000 89,596
5.800% due 03/15/32  100,000 103,584
Alabama Power Co.
3.125% due 07/15/51  100,000 67,929
4.150% due 08/15/44  90,000 76,705
4.300% due 07/15/48  15,000 12,809
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,837
3.850% due 09/01/32  50,000 48,043
4.150% due 03/15/46  50,000 42,226
5.550% due 07/01/54  100,000 101,140
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 107,301
American Water Capital Corp.
2.300% due 06/01/31  50,000 44,884
2.950% due 09/01/27  35,000 34,339
3.250% due 06/01/51  50,000 34,744
3.450% due 06/01/29  100,000 97,802
3.750% due 09/01/47  50,000 38,925
4.300% due 12/01/42  100,000 87,847
4.450% due 06/01/32  75,000 74,904
Appalachian Power Co.
3.700% due 05/01/50  150,000 109,359
7.000% due 04/01/38  150,000 170,295
Arizona Public Service Co.
2.200% due 12/15/31  65,000 56,857
2.950% due 09/15/27  50,000 49,028
4.500% due 04/01/42  100,000 88,557
5.700% due 08/15/34  55,000 57,670
Atmos Energy Corp.
2.625% due 09/15/29  150,000 141,879
3.000% due 06/15/27  30,000 29,594
4.150% due 01/15/43  64,000 54,911
4.300% due 10/01/48  50,000 42,720
5.000% due 12/15/54  35,000 32,634
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 19,633
3.200% due 09/15/49  70,000 48,421
3.750% due 08/15/47  50,000 38,809
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,475
3.800% due 07/15/48  25,000 19,316
4.250% due 10/15/50  200,000 163,999
4.450% due 01/15/49  50,000 42,801
6.125% due 04/01/36  99,000 107,765
Black Hills Corp.
3.150% due 01/15/27  50,000 49,356
4.350% due 05/01/33  30,000 28,929
5.950% due 03/15/28  100,000 103,891
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 49,565
3.000% due 02/01/27  50,000 49,336
3.350% due 04/01/51  85,000 60,522
5.050% due 03/01/35  50,000 50,579
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 99,611
5.250% due 03/01/28  200,000 205,208
5.400% due 07/01/34  50,000 51,657
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 32,399
a
Principal
Amount Value
3.700% due 08/15/28  $ 20,000 $ 19,857
3.750% due 08/15/47  50,000 39,012
3.800% due 10/01/42  100,000 81,953
4.900% due 02/01/33  45,000 45,995
5.300% due 06/01/34  55,000 57,476
5.650% due 06/01/54  65,000 66,296
5.950% due 06/01/55  45,000 47,896
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,986
4.900% due 07/01/33  100,000 101,550
4.950% due 01/15/30  250,000 257,317
4.950% due 08/15/34  65,000 65,918
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 45,349
3.600% due 06/15/61  50,000 34,893
3.950% due 03/01/43  100,000 83,259
4.000% due 12/01/28  100,000 100,032
4.125% due 05/15/49  50,000 40,596
4.300% due 12/01/56  50,000 40,652
4.500% due 12/01/45  100,000 87,797
5.375% due 05/15/34  80,000 83,453
5.700% due 05/15/54  100,000 102,635
6.150% due 11/15/52  70,000 75,454
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 160,241
6.500% due 10/01/53  55,000 61,358
Consumers Energy Co.
3.250% due 08/15/46  50,000 37,130
3.600% due 08/15/32  65,000 61,556
3.800% due 11/15/28  100,000 99,497
4.350% due 04/15/49  100,000 85,754
4.600% due 05/30/29  85,000 86,345
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 91,095
5.300% due 05/15/33  50,000 52,084
5.450% due 02/01/41  50,000 50,959
Dominion Energy, Inc.
2.250% due 08/15/31  45,000 39,845
3.300% due 04/15/41  30,000 22,941
4.250% due 06/01/28  50,000 50,095
4.600% due 05/15/28  145,000 146,510
4.700% due 12/01/44  100,000 88,098
DTE Electric Co.
2.250% due 03/01/30  50,000 46,167
2.950% due 03/01/50  50,000 33,758
3.000% due 03/01/32  150,000 138,830
3.650% due 03/01/52  55,000 41,268
5.250% due 05/15/35  40,000 41,191
DTE Energy Co.
5.850% due 06/01/34  200,000 212,622
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 158,971
5.350% due 01/15/53  100,000 98,219
6.050% due 04/15/38  110,000 119,734
6.100% due 06/01/37  25,000 26,888
Duke Energy Corp.
2.450% due 06/01/30  160,000 147,331
2.550% due 06/15/31  100,000 90,454
3.300% due 06/15/41  100,000 77,053
3.500% due 06/15/51  100,000 70,589
3.950% due 08/15/47  50,000 39,025
4.200% due 06/15/49  65,000 52,390
4.500% due 08/15/32  180,000 179,000

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.450% due 06/15/34  $ 90,000 $ 93,676
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 47,002
5.950% due 11/15/52  40,000 42,220
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 38,171
3.250% due 10/01/49  50,000 34,956
3.750% due 05/15/46  50,000 39,501
4.900% due 07/15/43  100,000 94,231
5.250% due 03/01/34  40,000 41,330
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 31,978
5.300% due 06/15/35  65,000 67,181
5.550% due 03/15/54  155,000 155,321
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 99,278
5.100% due 03/15/34  100,000 103,006
Edison International
5.250% due 03/15/32  90,000 89,211
5.750% due 06/15/27  10,000 10,121
El Paso Electric Co.
5.000% due 12/01/44  50,000 44,209
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  200,000 172,814
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 50,847
Entergy Arkansas LLC
4.200% due 04/01/49  50,000 41,065
Entergy Corp.
2.800% due 06/15/30  100,000 93,361
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 88,015
3.100% due 06/15/41  400,000 305,559
3.250% due 04/01/28  50,000 49,201
4.200% due 09/01/48  50,000 41,196
4.950% due 01/15/45  40,000 36,937
5.800% due 03/15/55  105,000 107,645
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 89,357
5.250% due 08/15/35  70,000 70,387
5.300% due 05/01/52  25,000 23,300
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 49,419
4.100% due 04/01/43  100,000 84,441
4.700% due 03/13/28  25,000 25,320
5.700% due 03/15/53  65,000 65,936
Eversource Energy
2.900% due 03/01/27  100,000 98,248
3.300% due 01/15/28  100,000 97,914
3.375% due 03/01/32  100,000 92,528
4.250% due 04/01/29  25,000 24,939
Exelon Corp.
4.050% due 04/15/30  300,000 296,907
4.450% due 04/15/46  100,000 85,348
4.950% due 06/15/35  35,000 34,608
5.100% due 06/15/45  35,000 32,665
6.500% due 03/15/55  250,000 261,483
FirstEnergy Transmission LLC
4.750% due 01/15/33 ~ 100,000 99,925
Florida Power & Light Co.
2.875% due 12/04/51  300,000 194,143
3.700% due 12/01/47  200,000 155,762
4.950% due 06/01/35  100,000 101,837
a
Principal
Amount Value
5.100% due 04/01/33  $ 65,000 $ 67,301
5.690% due 03/01/40  35,000 36,986
5.950% due 02/01/38  125,000 136,064
Georgia Power Co.
4.300% due 03/15/42  100,000 88,383
4.700% due 05/15/32  100,000 101,296
4.850% due 03/15/31  155,000 159,265
5.125% due 05/15/52  100,000 95,511
5.200% due 03/15/35  250,000 256,363
Idaho Power Co.
5.800% due 04/01/54  200,000 205,609
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 40,732
4.250% due 08/15/48  25,000 20,418
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 18,228
ITC Holdings Corp.
3.350% due 11/15/27  50,000 49,095
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 34,536
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 28,803
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 76,394
5.350% due 01/15/34  75,000 78,450
6.750% due 12/30/31  100,000 112,692
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,998
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,727
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31  100,000 85,436
4.023% due 11/01/32  100,000 97,067
4.850% due 02/07/29  250,000 255,866
8.000% due 03/01/32  50,000 59,356
Nevada Power Co.
5.900% due 05/01/53  250,000 255,082
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 73,079
4.685% due 09/01/27  50,000 50,553
4.800% due 12/01/77  100,000 96,975
4.900% due 03/15/29  500,000 511,806
5.050% due 02/28/33  200,000 204,390
5.650% due 05/01/79  100,000 100,778
NiSource, Inc.
3.490% due 05/15/27  50,000 49,543
3.950% due 03/30/48  50,000 39,948
4.800% due 02/15/44  100,000 91,190
5.250% due 02/15/43  100,000 97,262
5.850% due 04/01/55  200,000 203,057
Northern States Power Co.
2.600% due 06/01/51  50,000 31,353
4.500% due 06/01/52  75,000 65,056
5.050% due 05/15/35  250,000 255,161
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 91,264
5.900% due 02/01/55  30,000 30,389
Ohio Edison Co.
6.875% due 07/15/36  150,000 172,306
Ohio Power Co.
1.625% due 01/15/31  65,000 56,276
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 39,794

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.400% due 01/15/33  $ 70,000 $ 73,307
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 98,933
3.800% due 09/30/47  50,000 39,129
4.150% due 06/01/32  40,000 39,179
4.300% due 05/15/28  100,000 100,695
5.300% due 06/01/42  100,000 99,064
5.550% due 06/15/54  105,000 104,660
Pacific Gas & Electric Co.
2.100% due 08/01/27  200,000 192,299
2.500% due 02/01/31  100,000 89,132
3.300% due 08/01/40  250,000 189,607
3.500% due 08/01/50  45,000 30,747
4.400% due 03/01/32  100,000 97,601
4.950% due 07/01/50  200,000 171,810
5.900% due 10/01/54  25,000 24,397
6.150% due 01/15/33  45,000 47,662
6.400% due 06/15/33  200,000 215,082
6.700% due 04/01/53  105,000 112,413
6.750% due 01/15/53  100,000 107,819
PacifiCorp
2.900% due 06/15/52  80,000 48,866
3.500% due 06/15/29  35,000 34,024
4.125% due 01/15/49  70,000 54,545
5.350% due 12/01/53  300,000 276,996
PECO Energy Co.
2.800% due 06/15/50  45,000 29,129
3.000% due 09/15/49  55,000 37,199
3.900% due 03/01/48  60,000 48,296
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 402,226
4.722% due 06/01/39  50,000 49,496
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 31,552
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 103,054
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,948
4.150% due 10/01/45  25,000 21,252
4.150% due 06/15/48  100,000 83,114
4.750% due 07/15/43  50,000 46,543
5.250% due 05/15/53  100,000 97,655
Progress Energy, Inc.
7.750% due 03/01/31  100,000 115,339
Public Service Co. of Colorado
2.700% due 01/15/51  100,000 61,698
3.700% due 06/15/28  50,000 49,701
3.800% due 06/15/47  50,000 38,603
5.150% due 09/15/35  100,000 101,329
5.250% due 04/01/53  115,000 109,050
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,828
4.400% due 07/01/28  165,000 166,677
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 88,223
Public Service Electric & Gas Co.
2.050% due 08/01/50  100,000 54,323
3.000% due 03/01/51  100,000 66,312
3.100% due 03/15/32  100,000 92,590
3.200% due 08/01/49  60,000 42,445
4.050% due 05/01/48  25,000 20,611
4.900% due 08/15/35  145,000 146,203
a
Principal
Amount Value
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  $ 100,000 $ 88,777
5.200% due 04/01/29  55,000 56,781
5.450% due 04/01/34  55,000 56,969
6.125% due 10/15/33  100,000 108,035
Puget Energy, Inc.
4.224% due 03/15/32  70,000 67,142
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 34,877
5.330% due 06/15/34  115,000 118,753
5.795% due 03/15/40  25,000 26,122
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 83,914
3.750% due 06/01/47  50,000 38,471
4.100% due 06/15/49  100,000 80,616
4.150% due 05/15/48  25,000 20,350
5.400% due 04/15/35  130,000 134,331
Sempra
3.400% due 02/01/28  65,000 63,784
3.800% due 02/01/38  100,000 85,561
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 51,113
Southern California Edison Co.
2.250% due 06/01/30  120,000 107,632
2.850% due 08/01/29  75,000 70,288
2.950% due 02/01/51  120,000 73,511
3.650% due 03/01/28  50,000 49,148
3.650% due 02/01/50  70,000 48,994
3.900% due 03/15/43  50,000 39,179
4.125% due 03/01/48  10,000 7,652
4.500% due 09/01/40  50,000 44,278
5.300% due 03/01/28  200,000 203,638
5.750% due 04/15/54  350,000 331,545
Southern California Gas Co.
5.200% due 06/01/33  200,000 206,946
5.450% due 06/15/35  200,000 207,520
Southern Co.
4.250% due 07/01/36  30,000 27,902
5.700% due 10/15/32  65,000 68,891
6.375% due 03/15/55  300,000 319,898
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 250,922
Southwest Gas Corp.
3.800% due 09/29/46  50,000 38,605
4.050% due 03/15/32  60,000 57,721
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 133,462
3.900% due 04/01/45  50,000 38,852
4.100% due 09/15/28  50,000 49,862
6.200% due 03/15/40  50,000 52,989
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 75,082
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 60,530
System Energy Resources, Inc.
5.300% due 12/15/34  35,000 35,252
Tampa Electric Co.
4.300% due 06/15/48  50,000 42,015
4.450% due 06/15/49  50,000 42,556
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 89,207
Union Electric Co.
2.625% due 03/15/51  200,000 124,200

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.900% due 04/01/52  $ 30,000 $ 23,489
5.250% due 01/15/54  155,000 148,598
8.450% due 03/15/39  100,000 130,567
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 88,480
2.400% due 03/30/32  50,000 44,189
2.950% due 11/15/26  50,000 49,356
3.750% due 05/15/27  80,000 79,670
3.800% due 09/15/47  50,000 38,787
4.000% due 11/15/46  20,000 16,119
4.900% due 09/15/35  100,000 99,518
5.000% due 04/01/33  200,000 203,635
5.650% due 03/15/55  300,000 302,677
8.875% due 11/15/38  25,000 33,695
Washington Gas Light Co.
3.650% due 09/15/49  25,000 18,344
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 94,331
4.750% due 01/15/28  50,000 50,718
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,550
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 97,915
4.950% due 04/01/33  90,000 91,221
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 49,939
4.600% due 06/01/32  35,000 34,751
5.450% due 08/15/33  200,000 207,030
26,751,490
Total Corporate Bonds & Notes
    (Cost $304,085,595) 289,176,826
MORTGAGE-BACKED SECURITIES - 25.7%
Collateralized Mortgage Obligations - Commercial - 1.5%
Bank
1.844% due 03/15/63  131,250 116,359
1.997% due 11/15/53  250,000 218,409
2.470% due 09/15/64  500,000 446,437
2.649% due 01/15/63  200,000 184,697
2.920% due 12/15/52  200,000 188,699
3.175% due 09/15/60  196,209 192,666
3.625% due 05/15/50  500,000 494,619
Bank5
5.282% due 08/15/63  337,562 348,970
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 268,797
2.639% due 02/15/53  200,000 185,464
3.662% due 04/15/55 § 300,000 279,209
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 220,210
1.925% due 07/15/53  197,917 174,640
2.576% due 11/15/54  350,000 312,993
2.577% due 04/15/54  200,000 179,227
2.732% due 02/15/53  200,000 185,995
4.121% due 07/15/51 § 200,000 198,472
5.754% due 07/15/56  181,000 192,486
CD Mortgage Trust
3.456% due 11/13/50  175,000 171,689
COMM Mortgage Trust
4.228% due 05/10/51  400,000 394,363
a
Principal
Amount Value
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § $ 600,000 $ 581,429
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
1.350% due 05/25/30  575,000 512,131
1.406% due 08/25/30  250,000 221,320
1.477% due 04/25/30  107,143 96,360
1.517% due 03/25/30  222,222 200,655
1.547% due 10/25/30  200,000 177,205
1.558% due 04/25/30  140,000 126,197
1.621% due 12/25/30  186,667 165,567
1.872% due 01/25/30  166,667 153,004
2.020% due 03/25/31  250,000 225,412
2.361% due 10/25/36  250,000 201,722
2.524% due 10/25/29  200,000 189,402
2.673% due 09/25/29  200,000 190,630
2.862% due 05/25/26  476,041 472,390
3.303% due 11/25/27 § 609,000 601,407
3.422% due 02/25/29  196,721 193,607
3.800% due 10/25/32 § 350,000 339,742
3.926% due 06/25/28  100,000 100,000
3.990% due 08/25/33 § 42,000 40,784
4.050% due 07/25/33  318,182 312,474
4.200% due 05/25/33  484,691 481,039
4.290% due 07/25/30 § 300,000 302,590
4.404% due 04/25/30  200,000 202,641
4.430% due 02/25/33 § 70,370 70,938
5.355% due 01/25/29 § 350,000 364,234
Federal National Mortgage Association-Aces
2.980% due 08/25/29  415,344 398,877
Federal National Mortgage Association-ACES
1.270% due 07/25/30  200,000 175,927
1.514% due 02/25/31 § 245,000 213,759
1.724% due 10/25/31 § 250,000 215,686
1.740% due 11/25/32 § 500,000 423,480
1.821% due 02/25/30  44,898 40,891
3.002% due 01/25/28 § 433,422 423,761
3.061% due 05/25/27 § 136,329 134,374
3.085% due 12/25/27 § 118,400 116,020
3.747% due 08/25/30 § 300,000 294,216
4.190% due 07/25/28 § 334,200 334,958
GS Mortgage Securities Trust
3.734% due 11/10/48  44,737 44,655
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53  300,000 254,635
Morgan Stanley Bank of America Merrill Lynch
Trust
3.720% due 12/15/49  570,000 565,654
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 226,641
3.596% due 12/15/49  400,000 394,772
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 224,889
3.453% due 07/15/50  500,000 492,341
4.184% due 06/15/51  200,000 199,293
16,652,110
Federal Home Loan Mortgage Corp. - 6.3%
1.500% due 02/01/37 - 05/01/51 3,646,379 2,994,171
2.000% due 09/01/35 - 02/01/52 13,288,048 11,228,097
2.500% due 08/01/28 - 04/01/52 15,555,758 13,279,688
3.000% due 09/01/26 - 08/01/52 8,192,078 7,443,360
3.500% due 03/01/26 - 09/01/49 4,722,170 4,451,698
4.000% due 10/01/25 - 01/01/53 3,881,252 3,719,277

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.500% due 05/01/38 - 05/01/53 $ 4,138,039 $ 4,065,543
5.000% due 12/01/31 - 12/01/53 5,908,152 5,902,905
5.500% due 04/01/34 - 06/01/55 4,372,552 4,424,040
6.000% due 04/01/36 - 08/01/55 10,221,615 10,477,972
6.500% due 08/01/37 - 06/01/55 2,967,587 3,082,148
71,068,899
Federal National Mortgage Association - 11.1%
1.500% due 12/01/35 - 11/01/51 8,662,939 7,240,538
2.000% due 11/01/35 - 03/01/52 46,843,245 38,627,905
2.500% due 10/01/27 - 04/01/52 23,596,492 20,355,072
3.000% due 02/01/27 - 04/01/52 13,975,534 12,657,911
3.500% due 10/01/25 - 02/01/53 11,205,209 10,478,402
4.000% due 10/01/25 - 08/01/52 7,759,425 7,461,570
4.500% due 05/01/29 - 03/01/53 4,503,346 4,436,637
5.000% due 04/01/34 - 06/01/53 3,049,253 3,058,001
5.500% due 11/01/33 - 02/01/55 10,109,649 10,239,085
6.000% due 09/01/34 - 08/01/54 5,888,823 6,041,388
6.440% (RFUCC + 1.690%)
due 08/01/39 § 1,375 1,414
6.500% due 09/01/36 - 06/01/54 3,449,756 3,572,890
6.577% (RFUCC + 1.695%)
due 06/01/38 § 671 682
124,171,495
Government National Mortgage Association - 5.8%
due 10/20/54 # 700,000 705,319
due 10/20/54 # 400,000 397,941
due 10/20/54 # 200,000 203,434
due 10/20/55 # 1,000,000 969,914
due 10/20/55 # 500,000 413,429
2.000% due 10/20/50 - 03/20/52 10,962,249 9,070,867
2.500% due 01/20/43 - 04/20/52 11,559,130 9,984,593
3.000% due 08/20/42 - 08/20/52 8,562,304 7,718,825
3.500% due 10/15/41 - 10/20/52 6,922,736 6,426,351
4.000% due 06/15/39 - 11/20/52 5,306,256 5,067,021
4.500% due 02/15/39 - 03/20/53 4,196,006 4,119,414
5.000% due 05/15/36 - 06/20/55 6,291,877 6,288,669
5.500% due 04/15/37 - 03/20/55 7,324,384 7,403,258
6.000% due 01/15/38 - 02/20/55 4,005,037 4,092,952
6.500% due 10/15/38 - 03/20/55 2,481,818 2,553,921
65,415,908
Uniform Mortgage-Backed Securities - 1.0%
due 10/01/39 # 1,000,000 1,010,456
due 10/01/40 # 1,000,000 919,317
due 10/01/54 # 1,975,000 2,041,241
due 10/01/54 # 2,175,000 2,193,258
due 10/01/54 # 550,000 561,959
due 10/01/55 # 2,700,000 2,678,107
due 10/01/55 # 1,300,000 1,261,120
10,665,458
Total Mortgage-Backed Securities
    (Cost $312,201,415) 287,973,870
ASSET-BACKED SECURITIES - 0.4%
Automobile Sequential - 0.2%
BMW Vehicle Lease Trust
4.430% due 06/26/28  100,000 100,816
CarMax Auto Owner Trust
4.350% due 07/15/30  50,000 50,446
4.600% due 10/15/29  97,000 97,996
a
Principal
Amount Value
4.840% due 01/15/30  $ 75,000 $ 76,186
Exeter Automobile Receivables Trust
4.390% due 09/17/29  50,000 50,218
Ford Credit Auto Owner Trust
3.910% due 04/15/30  91,000 91,039
Gm Financial Automobile Leasing Trust
4.580% due 05/22/28  92,000 92,892
GM Financial Consumer Automobile Receivables
Trust
4.180% due 08/16/30  38,000 38,223
4.620% due 12/17/29  133,000 134,561
Honda Auto Receivables Owner Trust
4.150% due 10/15/29  68,000 68,275
4.330% due 05/15/29  117,000 117,683
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  75,000 76,040
Nissan Auto Lease Trust
4.750% due 03/15/28  90,000 91,187
Santander Drive Auto Receivables Trust
4.380% due 01/15/30  229,000 230,504
Toyota Auto Receivables Owner Trust
4.110% due 03/15/30  100,000 100,566
4.340% due 11/15/29  88,000 88,771
Volkswagen Auto Lease Trust
4.500% due 06/20/28  90,000 90,925
1,596,328
Credit Card Bullet - 0.1%
American Express Credit Account Master Trust
4.560% due 12/17/29  300,000 304,607
BA Credit Card Trust
4.930% due 05/15/29  350,000 356,098
Chase Issuance Trust
4.160% due 07/15/30  233,000 234,699
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 276,819
Synchrony Card Funding LLC
4.490% due 05/15/31  200,000 202,563
WF Card Issuance Trust
4.290% due 10/15/29  99,000 99,879
1,474,665
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  300,000 302,697
John Deere Owner Trust
4.170% due 12/17/29  200,000 201,259
4.960% due 11/15/28  37,000 37,414
Verizon Master Trust
5.160% due 06/20/29  125,000 125,991
5.340% due 04/22/30  300,000 306,741
974,102
Total Asset-Backed Securities
    (Cost $4,036,302) 4,045,095
U.S. GOVERNMENT AGENCY ISSUES - 0.6%
Federal Home Loan Banks
1.250% due 12/21/26  300,000 291,408
3.250% due 11/16/28  1,000,000 991,438
4.750% due 04/09/27  1,470,000 1,494,017
5.500% due 07/15/36  100,000 109,557
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 539,493

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Federal National Mortgage Association
0.750% due 10/08/27  $ 800,000 $ 756,147
0.875% due 08/05/30  500,000 437,294
5.625% due 07/15/37  100,000 110,715
6.625% due 11/15/30  500,000 565,380
7.125% due 01/15/30  525,000 597,267
Tennessee Valley Authority
3.500% due 12/15/42  100,000 83,931
3.875% due 03/15/28  318,000 319,299
4.250% due 09/15/65  200,000 166,016
5.250% due 09/15/39  25,000 26,499
5.375% due 04/01/56  50,000 51,020
7.125% due 05/01/30  50,000 57,022
Total U.S. Government Agency Issues
    (Cost $6,804,255) 6,596,503
U.S. TREASURY OBLIGATIONS - 44.8%
U.S. Treasury Bonds - 9.6%
1.125% due 05/15/40  1,750,000 1,115,181
1.125% due 08/15/40  1,700,000 1,072,727
1.250% due 05/15/50  1,850,000 907,981
1.375% due 11/15/40  3,000,000 1,958,496
1.375% due 08/15/50  3,600,000 1,811,180
1.625% due 11/15/50  2,100,000 1,127,355
1.750% due 08/15/41  2,750,000 1,866,724
1.875% due 02/15/41  4,100,000 2,884,014
1.875% due 02/15/51  3,100,000 1,771,420
1.875% due 11/15/51  2,400,000 1,358,156
2.000% due 02/15/50  2,250,000 1,346,001
2.000% due 08/15/51  4,200,000 2,461,676
2.250% due 05/15/41  4,200,000 3,113,742
2.250% due 08/15/46  2,150,000 1,435,125
2.250% due 08/15/49  1,350,000 861,996
2.250% due 02/15/52  2,700,000 1,675,371
2.375% due 02/15/42  3,250,000 2,409,380
2.375% due 11/15/49  1,950,000 1,276,412
2.375% due 05/15/51  3,500,000 2,252,578
2.500% due 02/15/46  1,600,000 1,129,937
2.500% due 05/15/46  1,000,000 703,477
2.750% due 08/15/42  450,000 350,350
2.750% due 11/15/42  1,850,000 1,433,389
2.750% due 11/15/47  1,100,000 795,395
2.875% due 08/15/45  1,000,000 760,137
2.875% due 05/15/49  1,275,000 930,451
2.875% due 05/15/52  2,750,000 1,962,920
3.000% due 05/15/42  1,075,000 872,472
3.000% due 05/15/45  1,000,000 778,516
3.000% due 02/15/47  500,000 381,953
3.000% due 05/15/47  700,000 533,148
3.000% due 02/15/48  2,000,000 1,510,703
3.000% due 08/15/48  1,500,000 1,128,164
3.000% due 02/15/49  2,000,000 1,497,930
3.000% due 08/15/52  3,000,000 2,194,863
3.125% due 11/15/41  975,000 812,449
3.125% due 02/15/43  1,000,000 816,523
3.125% due 08/15/44  600,000 480,586
3.125% due 05/15/48  2,700,000 2,082,691
3.250% due 05/15/42  2,000,000 1,680,937
3.375% due 08/15/42  1,250,000 1,065,503
3.625% due 08/15/43  1,525,000 1,331,039
3.625% due 02/15/44  500,000 434,160
a
Principal
Amount Value
3.625% due 02/15/53  $ 3,350,000 $ 2,770,293
3.625% due 05/15/53  3,500,000 2,891,670
3.750% due 08/15/41  1,300,000 1,181,832
3.750% due 11/15/43  1,000,000 885,742
3.875% due 02/15/43  750,000 680,918
3.875% due 05/15/43  2,500,000 2,265,234
4.000% due 11/15/52  2,200,000 1,947,344
4.125% due 08/15/53  1,000,000 904,180
4.250% due 11/15/40  750,000 729,053
4.250% due 02/15/54  4,000,000 3,693,281
4.375% due 05/15/40  1,025,000 1,014,710
4.375% due 05/15/41  775,000 761,770
4.375% due 08/15/43  1,000,000 965,410
4.500% due 02/15/36  1,750,000 1,808,584
4.500% due 05/15/38  500,000 510,957
4.500% due 08/15/39  700,000 705,482
4.500% due 02/15/44  1,750,000 1,712,061
4.625% due 05/15/54  750,000 737,080
4.625% due 02/15/55  4,000,000 3,933,125
4.750% due 02/15/41  1,350,000 1,385,332
4.750% due 11/15/43  750,000 758,203
4.750% due 02/15/45  2,000,000 2,012,969
4.750% due 11/15/53  750,000 751,494
4.750% due 05/15/55  4,800,000 4,816,500
4.750% due 08/15/55  1,000,000 1,003,594
4.875% due 08/15/45  1,000,000 1,022,422
5.000% due 05/15/45  5,873,900 6,101,055
5.375% due 02/15/31  1,100,000 1,184,562
107,508,065
U.S. Treasury Notes - 35.2%
0.500% due 06/30/27  1,000,000 947,402
0.500% due 08/31/27  2,500,000 2,356,885
0.500% due 10/31/27  2,000,000 1,876,328
0.625% due 12/31/27  3,000,000 2,808,574
0.625% due 05/15/30  2,350,000 2,043,261
0.625% due 08/15/30  3,400,000 2,931,902
0.750% due 01/31/28  2,500,000 2,341,309
0.875% due 11/15/30  4,250,000 3,685,713
1.000% due 07/31/28  2,000,000 1,859,727
1.125% due 10/31/26  5,000,000 4,863,965
1.125% due 02/28/27  750,000 723,926
1.125% due 02/29/28  2,750,000 2,593,540
1.125% due 08/31/28  2,750,000 2,561,260
1.125% due 02/15/31  3,500,000 3,059,150
1.250% due 11/30/26  5,000,000 4,861,133
1.250% due 12/31/26  3,500,000 3,396,436
1.250% due 03/31/28  4,000,000 3,776,094
1.250% due 04/30/28  2,500,000 2,355,615
1.250% due 05/31/28  3,000,000 2,820,703
1.250% due 06/30/28  1,500,000 1,407,656
1.250% due 09/30/28  3,000,000 2,798,730
1.250% due 08/15/31  5,500,000 4,757,715
1.375% due 10/31/28  4,000,000 3,738,359
1.375% due 12/31/28  2,400,000 2,234,859
1.375% due 11/15/31  5,500,000 4,761,582
1.500% due 01/31/27  3,500,000 3,401,631
1.500% due 11/30/28  2,500,000 2,341,260
1.625% due 10/31/26  3,000,000 2,934,609
1.625% due 08/15/29  2,000,000 1,856,016
1.625% due 05/15/31  6,000,000 5,343,867
1.750% due 12/31/26  2,500,000 2,441,406
1.750% due 01/31/29  1,500,000 1,411,436
1.875% due 02/28/27  3,000,000 2,926,465

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.875% due 02/28/29  $ 2,000,000 $ 1,886,914
1.875% due 02/15/32  3,500,000 3,105,771
2.000% due 11/15/26  1,000,000 981,289
2.250% due 08/15/27  4,200,000 4,096,477
2.250% due 11/15/27  2,300,000 2,236,346
2.375% due 05/15/27  2,750,000 2,695,161
2.375% due 03/31/29  2,675,000 2,563,559
2.375% due 05/15/29  1,000,000 956,641
2.500% due 03/31/27  2,500,000 2,458,203
2.625% due 05/31/27  2,500,000 2,458,936
2.625% due 02/15/29  2,750,000 2,661,270
2.625% due 07/31/29  2,000,000 1,925,313
2.750% due 04/30/27  2,000,000 1,972,656
2.750% due 07/31/27  1,500,000 1,476,709
2.750% due 02/15/28  3,500,000 3,431,162
2.750% due 05/31/29  2,000,000 1,937,500
2.750% due 08/15/32  3,000,000 2,789,297
2.875% due 05/15/28  2,500,000 2,453,613
2.875% due 08/15/28  1,750,000 1,714,521
2.875% due 04/30/29  2,000,000 1,947,500
2.875% due 05/15/32  3,500,000 3,291,162
3.125% due 08/31/27  2,500,000 2,477,197
3.125% due 11/15/28  3,000,000 2,954,766
3.125% due 08/31/29  1,500,000 1,469,561
3.250% due 06/30/27  3,000,000 2,980,781
3.250% due 06/30/29  1,750,000 1,724,126
3.375% due 05/15/33  4,250,000 4,082,988
3.500% due 09/30/27  3,000,000 2,993,672
3.500% due 01/31/28  2,100,000 2,094,709
3.500% due 04/30/28  2,500,000 2,493,115
3.500% due 09/30/29  2,500,000 2,482,764
3.500% due 01/31/30  1,500,000 1,487,549
3.500% due 04/30/30  1,750,000 1,733,594
3.500% due 02/15/33  4,750,000 4,612,139
3.625% due 08/31/27  2,500,000 2,500,000
3.625% due 03/31/28  3,250,000 3,251,333
3.625% due 05/31/28  3,500,000 3,501,025
3.625% due 08/31/29  3,500,000 3,492,139
3.625% due 03/31/30  2,000,000 1,992,148
3.625% due 08/31/30  2,500,000 2,487,500
3.750% due 04/30/27  1,000,000 1,001,504
3.750% due 06/30/27  2,000,000 2,003,750
3.750% due 04/15/28  1,750,000 1,755,571
3.750% due 12/31/28  2,750,000 2,759,238
3.875% due 05/31/27  13,000,000 13,046,211
3.875% due 07/31/27  7,000,000 7,029,395
3.875% due 11/30/27  2,500,000 2,513,477
3.875% due 12/31/27  1,500,000 1,508,437
3.875% due 07/15/28  6,000,000 6,039,609
3.875% due 09/30/29  1,500,000 1,510,518
3.875% due 04/30/30  2,500,000 2,516,260
3.875% due 06/30/30  1,500,000 1,509,316
3.875% due 08/15/33  2,000,000 1,983,945
3.875% due 08/15/34  1,000,000 984,883
4.000% due 06/30/28  2,750,000 2,777,339
4.000% due 01/31/29  3,000,000 3,033,047
4.000% due 07/31/29  3,000,000 3,033,691
4.000% due 10/31/29  1,500,000 1,517,139
4.000% due 02/28/30  2,000,000 2,023,516
4.000% due 05/31/30  22,000,000 22,261,250
4.000% due 07/31/30  1,750,000 1,770,063
4.000% due 01/31/31  1,500,000 1,515,967
4.000% due 04/30/32  3,000,000 3,017,988
a
Principal
Amount Value
4.000% due 02/15/34  $ 5,750,000 $ 5,736,187
4.125% due 02/28/27  1,000,000 1,006,113
4.125% due 09/30/27  1,000,000 1,009,746
4.125% due 10/31/27  3,000,000 3,030,820
4.125% due 11/15/27  1,500,000 1,515,527
4.125% due 07/31/28  2,000,000 2,026,758
4.125% due 10/31/29  1,500,000 1,524,111
4.125% due 11/30/29  3,000,000 3,048,691
4.125% due 08/31/30  1,750,000 1,779,634
4.125% due 07/31/31  2,000,000 2,030,781
4.125% due 11/30/31  1,750,000 1,775,190
4.125% due 02/29/32  1,500,000 1,520,479
4.125% due 03/31/32  2,000,000 2,026,914
4.125% due 11/15/32  3,450,000 3,490,564
4.250% due 11/30/26  1,500,000 1,509,082
4.250% due 12/31/26  2,500,000 2,516,406
4.250% due 03/15/27  3,000,000 3,024,727
4.250% due 01/15/28  1,000,000 1,013,750
4.250% due 02/15/28  3,000,000 3,042,891
4.250% due 02/28/29  5,000,000 5,095,996
4.250% due 06/30/29  2,000,000 2,040,117
4.250% due 01/31/30  3,000,000 3,064,043
4.250% due 02/28/31  2,000,000 2,045,391
4.250% due 06/30/31  2,000,000 2,043,984
4.250% due 11/15/34  1,000,000 1,011,484
4.250% due 05/15/35  9,500,000 9,589,063
4.250% due 08/15/35  1,500,000 1,512,305
4.375% due 07/15/27  2,500,000 2,531,689
4.375% due 08/31/28  2,500,000 2,551,270
4.375% due 11/30/28  2,500,000 2,554,492
4.375% due 12/31/29  2,500,000 2,565,186
4.375% due 11/30/30  1,750,000 1,799,697
4.375% due 01/31/32  2,000,000 2,055,625
4.375% due 05/15/34  4,500,000 4,605,029
4.500% due 05/31/29  2,000,000 2,056,445
4.500% due 12/31/31  1,000,000 1,034,863
4.500% due 11/15/33  2,500,000 2,585,303
4.625% due 09/30/28  2,500,000 2,570,557
4.625% due 04/30/29  3,000,000 3,096,270
4.625% due 04/30/31  1,500,000 1,561,699
4.625% due 05/31/31  3,000,000 3,123,398
4.625% due 02/15/35  5,000,000 5,197,266
4.875% due 10/31/28  2,000,000 2,071,602
4.875% due 10/31/30  2,000,000 2,102,695
394,275,574
Total U.S. Treasury Obligations
    (Cost $530,987,826) 501,783,639
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
3.750% due 04/26/28
300,000
300,953
4.000% due 03/18/30
145,000
146,600
Chile Government (Chile)
2.550% due 07/27/33
250,000
215,162
3.500% due 01/31/34
200,000
183,580
3.860% due 06/21/47
300,000
238,725
4.950% due 01/05/36
200,000
201,210
Export Development Canada (Canada)
3.000% due 05/25/27
200,000
197,612
3.750% due 09/07/27
100,000
100,214
3.875% due 02/14/28
100,000
100,504

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Export-Import Bank of Korea (South Korea)
1.625% due 01/18/27
$
400,000
$ 388,560
5.000% due 01/11/28
150,000
153,583
5.125% due 01/11/33
200,000
209,620
Indonesia Government (Indonesia)
2.850% due 02/14/30
200,000
189,007
3.550% due 03/31/32
200,000
188,857
4.200% due 10/15/50
300,000
247,942
4.550% due 01/11/28
200,000
201,945
5.600% due 01/15/35
200,000
211,917
Israel Government (Israel)
2.750% due 07/03/30
200,000
184,687
5.500% due 03/12/34
200,000
205,717
5.625% due 02/19/35
200,000
207,139
Japan Bank for International Cooperation (Japan)
1.250% due 01/21/31
200,000
174,369
1.875% due 04/15/31
200,000
179,293
3.250% due 07/20/28
200,000
197,064
4.625% due 07/19/28
200,000
204,507
Japan International Cooperation Agency (Japan)
3.375% due 06/12/28
200,000
197,262
Korea Development Bank (South Korea)
4.500% due 02/15/29
250,000
254,132
4.875% due 02/03/30
200,000
207,107
Korea International (South Korea)
1.750% due 10/15/31
200,000
176,334
2.750% due 01/19/27
200,000
197,207
Mexico Government (Mexico)
2.659% due 05/24/31
200,000
178,180
3.500% due 02/12/34
200,000
174,200
4.150% due 03/28/27
200,000
199,870
4.280% due 08/14/41
200,000
162,550
4.500% due 01/31/50
200,000
154,650
4.600% due 01/23/46
250,000
200,625
4.600% due 02/10/48
200,000
158,240
4.750% due 04/27/32
350,000
342,953
4.750% due 03/08/44
264,000
219,978
6.400% due 05/07/54
500,000
489,755
6.625% due 01/29/38
200,000
210,702
6.750% due 09/27/34
225,000
245,869
6.875% due 05/13/37
300,000
324,300
Panama Government (Panama)
3.870% due 07/23/60
200,000
129,310
4.500% due 05/15/47
350,000
270,813
6.400% due 02/14/35
265,000
274,328
6.700% due 01/26/36
100,000
105,830
8.000% due 03/01/38
200,000
228,120
8.875% due 09/30/27
100,000
108,520
Peruvian Government (Peru)
2.780% due 12/01/60
200,000
112,160
2.783% due 01/23/31
300,000
277,215
3.300% due 03/11/41
250,000
194,750
5.375% due 02/08/35
70,000
71,470
5.500% due 03/30/36
111,000
113,248
Philippine Government (Philippines)
1.648% due 06/10/31
200,000
174,492
2.950% due 05/05/45
200,000
143,502
3.000% due 02/01/28
200,000
195,453
4.750% due 03/05/35
100,000
100,856
5.900% due 02/04/50
200,000
213,297
6.375% due 10/23/34
250,000
282,156
7.750% due 01/14/31
200,000
233,538
a
Principal
Amount Value
Province of Alberta Canada (Canada)
1.300% due 07/22/30
$
250,000
$ 222,031
4.500% due 01/24/34
150,000
151,890
Province of British Columbia (Canada)
1.300% due 01/29/31
500,000
437,307
4.200% due 07/06/33
100,000
99,455
4.800% due 06/11/35
225,000
230,419
4.900% due 04/24/29
200,000
207,395
Province of Manitoba Canada (Canada)
1.500% due 10/25/28
155,000
144,863
Province of New Brunswick Canada (Canada)
3.625% due 02/24/28
50,000
49,716
Province of Ontario (Canada)
1.050% due 05/21/27
200,000
191,586
2.000% due 10/02/29
100,000
93,352
2.125% due 01/21/32
150,000
133,646
3.900% due 09/04/30
400,000
400,370
4.850% due 06/11/35
90,000
92,799
Province of Quebec (Canada)
1.350% due 05/28/30
50,000
44,684
3.625% due 04/13/28
200,000
199,495
4.250% due 09/05/34
100,000
99,124
4.500% due 04/03/29
200,000
204,751
4.625% due 08/28/35
133,000
134,592
7.500% due 09/15/29
75,000
85,021
Republic of Italy Government (Italy)
3.875% due 05/06/51
200,000
145,408
4.000% due 10/17/49
200,000
151,312
Republic of Poland Government (Poland)
4.875% due 02/12/30
100,000
102,988
5.125% due 09/18/34
250,000
256,146
5.500% due 11/16/27
250,000
258,896
5.500% due 03/18/54
145,000
140,710
State of Israel (Israel)
3.375% due 01/15/50
500,000
333,181
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27
200,000
200,308
4.250% due 02/01/29
200,000
203,193
Uruguay Government (Uruguay)
4.125% due 11/20/45
143,467
126,897
4.375% due 10/27/27
200,000
201,140
5.100% due 06/18/50
200,000
189,850
5.750% due 10/28/34
200,000
214,900
Total Foreign Government Bonds & Notes
    (Cost $19,072,135) 17,899,164
MUNICIPAL BONDS - 0.4%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,733
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,452
7.043% due 04/01/50  50,000 57,511
California State University
2.975% due 11/01/51  50,000 34,791
5.183% due 11/01/53  200,000 193,186
Central Puget Sound Regional Transit Authority
5.491% due 11/01/39  25,000 25,844
Chicago O'Hare International Airport
4.472% due 01/01/49  50,000 44,110

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.899% due 12/01/40  $ 89,163 $ 99,709
City of Atlanta Water & Wastewater Revenue
2.257% due 11/01/35  100,000 83,835
City of Houston
3.961% due 03/01/47  50,000 42,987
City of New York
5.517% due 10/01/37  40,000 41,073
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 102,216
5.456% due 12/01/39  25,000 25,637
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 140,499
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 137,641
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 87,994
Dallas Independent School District Class C
6.450% due 02/15/35  50,000 50,658
Empire State Development Corp.
5.770% due 03/15/39  15,000 15,520
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 111,326
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 176,504
JobsOhio Beverage System
2.833% due 01/01/38  10,000 8,370
Louisiana Local Government Environmental
Facilities & Community Development Authority
5.198% due 12/01/39  300,000 310,307
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 60,344
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 27,429
6.655% due 04/01/57  93,000 101,307
New Jersey Economic Development Authority
7.425% due 02/15/29  125,000 131,440
New Jersey Turnpike Authority Class A
7.102% due 01/01/41  100,000 115,959
New York City Municipal Water Finance Authority
5.952% due 06/15/42  50,000 52,168
6.011% due 06/15/42  10,000 10,504
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 74,751
Permanent University Fund - University of Texas
System
3.376% due 07/01/47  185,000 143,125
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 164,086
4.031% due 09/01/48  50,000 41,437
4.229% due 10/15/57  30,000 24,921
4.458% due 10/01/62  100,000 85,481
5.647% due 11/01/40  150,000 160,010
Regents of the University of California Medical
Center Pooled Revenue
4.132% due 05/15/32  100,000 99,018
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 10,251
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 46,751
a
Principal
Amount Value
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  $ 50,000 $ 51,229
State Board of Administration Finance Corp.
2.154% due 07/01/30  100,000 91,553
State of California
1.700% due 02/01/28  200,000 191,031
3.500% due 04/01/28  100,000 99,626
5.125% due 03/01/38  200,000 203,092
7.300% due 10/01/39  100,000 117,106
7.500% due 04/01/34  50,000 58,714
7.600% due 11/01/40  270,000 332,407
7.625% due 03/01/40  40,000 48,558
State of Connecticut
5.090% due 10/01/30  50,000 50,310
State of Texas
5.517% due 04/01/39  100,000 104,023
State of Wisconsin
3.154% due 05/01/27  250,000 248,017
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,523
University of California
4.767% due 05/15/15  75,000 62,559
4.858% due 05/15/12  100,000 85,009
University of Michigan
3.599% due 04/01/47  80,000 67,790
4.454% due 04/01/22  100,000 80,761
Total Municipal Bonds
    (Cost $5,610,028) 5,109,193
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $1,182,797,556) 1,112,584,290
Shares
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.990% 265,489 265,489
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$451,084; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $460,105) $ 451,031 451,031

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$410,922; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $418,742) $ 410,253 $ 410,253
861,284
Total Securities Lending Collateral
(Cost $1,126,773) 1,126,773
a
TOTAL INVESTMENTS - 99.3%
(Cost $1,183,924,329) 1,113,711,063
OTHER ASSETS & LIABILITIES, NET - 0.7% 7,404,237
NET ASSETS - 100.0% $ 1,121,115,300

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 1,585
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 1,585
Principal
Amount
CORPORATE BONDS & NOTES - 98.6%
Basic Materials - 5.4%
Ahlstrom Holding 3 OYJ (Finland)
4.875% due 02/04/28 ~ $ 100,000 97,058
Alcoa Nederland Holding BV
6.125% due 05/15/28 ~ 80,000 80,523
7.125% due 03/15/31 ~ 161,000 169,373
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 50,000 42,654
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 200,000 204,713
6.375% due 09/15/32 ~ 32,000 32,832
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 179,000 189,749
11.500% due 10/01/31 ~ 54,000 60,041
Avient Corp.
6.250% due 11/01/31 ~ 134,000 136,181
7.125% due 08/01/30 ~ 38,000 39,081
Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/31 ~ 28,000 29,329
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV
4.750% due 06/15/27 ~ 178,000 177,300
Baffinland Iron Mines Corp./Baffinland Iron Mines
LP (Canada)
8.750% due 07/15/26 ~ 50,000 46,420
Capstone Copper Corp. (Canada)
6.750% due 03/31/33 ~ 233,000 240,197
Carpenter Technology Corp.
6.375% due 07/15/28  25,000 25,073
7.625% due 03/15/30  50,000 51,422
Celanese U.S. Holdings LLC
1.400% due 08/05/26  55,000 53,326
6.500% due 04/15/30  6,000 6,044
6.665% due 07/15/27  200,000 205,297
6.750% due 04/15/33 † 283,000 281,983
6.830% due 07/15/29  265,000 273,875
6.850% due 11/15/28  100,000 103,858
6.879% due 07/15/32  151,000 154,402
7.050% due 11/15/30  228,000 235,529
7.200% due 11/15/33  103,000 107,146
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 112,000 118,860
Champion Iron Canada, Inc. (Canada)
7.875% due 07/15/32 ~ 53,000 55,452
Chemours Co.
4.625% due 11/15/29 ~ 20,000 18,086
5.375% due 05/15/27  44,000 44,000
5.750% due 11/15/28 ~ 275,000 268,483
8.000% due 01/15/33 ~ 81,000 80,627
a
Principal
Amount Value
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ $ 209,000 $ 201,537
4.875% due 03/01/31 ~ 150,000 140,525
6.250% due 10/01/40  100,000 85,123
6.750% due 04/15/30 ~ 275,000 279,718
6.875% due 11/01/29 ~ 250,000 254,980
7.000% due 03/15/32 ~ 100,000 101,121
7.375% due 05/01/33 ~ 283,000 289,133
7.500% due 09/15/31 ~ 29,000 29,911
7.625% due 01/15/34 ~ 142,000 146,411
Commercial Metals Co.
4.375% due 03/15/32  92,000 86,898
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 40,000 40,147
8.000% due 07/01/30 ~ 198,000 207,113
Consolidated Energy Finance SA (Switzerland)
5.625% due 10/15/28 ~ 150,000 125,699
6.500% due 05/15/26 ~ 100,000 97,403
12.000% due 02/15/31 ~ 50,000 45,813
Constellium SE
3.750% due 04/15/29 ~ 195,000 185,704
5.625% due 06/15/28 ~ 95,000 94,934
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/28 ~ 175,000 174,853
Domtar Corp.
6.750% due 10/01/28 ~ 195,000 168,245
Element Solutions, Inc.
3.875% due 09/01/28 ~ 100,000 96,999
FMC Corp.
8.450% due 11/01/55  149,000 157,459
FMG Resources August 2006 Pty. Ltd. (Australia)
6.125% due 04/15/32 ~ 229,000 236,811
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 243,000 232,170
4.500% due 09/15/27 ~ 200,000 199,229
5.875% due 04/15/30 ~ 106,000 108,717
GPD Cos., Inc.
12.500% due 12/31/29 ~ 45,000 34,445
HB Fuller Co.
4.250% due 10/15/28  60,000 58,393
Hecla Mining Co.
7.250% due 02/15/28  55,000 55,542
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 115,000 100,849
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 160,000 161,436
Huntsman International LLC
2.950% due 06/15/31  150,000 126,617
4.500% due 05/01/29  42,000 40,211
5.700% due 10/15/34  124,000 113,091
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/28 ~ 75,000 75,304
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 30,000 29,454
7.500% due 04/15/29 ~ 254,000 247,433
INEOS Quattro Finance 2 PLC (United Kingdom)
9.625% due 03/15/29 ~ 177,000 175,366
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 146,414
Ingevity Corp.
3.875% due 11/01/28 ~ 8,000 7,694
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 125,156

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
11.500% due 06/15/29 ~ $ 13,783 $ 13,583
Inversion Escrow Issuer LLC
6.750% due 08/01/32 ~ 297,000 292,764
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 39,000 36,788
4.625% due 03/01/28 ~ 215,000 212,771
Magnera Corp.
4.750% due 11/15/29 ~ 126,000 111,660
7.250% due 11/15/31 ~ 24,000 22,602
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 50,000 49,565
Mercer International, Inc. (Germany)
5.125% due 02/01/29  132,000 97,413
12.875% due 10/01/28 ~ 96,000 87,485
Methanex Corp. (Canada)
5.125% due 10/15/27  312,000 312,600
5.650% due 12/01/44  250,000 214,076
Mineral Resources Ltd. (Australia)
due 04/01/31 # ~ 108,000 109,465
8.000% due 11/01/27 ~ 249,000 254,015
8.125% due 05/01/27 ~ 61,000 61,036
8.500% due 05/01/30 ~ 232,000 241,510
9.250% due 10/01/28 ~ 172,000 180,438
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 50,000 49,041
New Gold, Inc. (Canada)
6.875% due 04/01/32 ~ 175,000 183,442
Novelis Corp.
4.750% due 01/30/30 ~ 225,000 217,236
6.375% due 08/15/33 ~ 60,000 60,664
6.875% due 01/30/30 ~ 311,000 322,757
Olin Corp.
5.625% due 08/01/29 † 256,000 256,982
6.625% due 04/01/33 ~ 45,000 45,288
Olympus Water U.S. Holding Corp.
due 02/15/33 # ~ 239,000 239,398
4.250% due 10/01/28 ~ 270,000 259,872
7.125% due 10/01/27 ~ 45,000 45,827
7.250% due 06/15/31 ~ 24,000 24,346
9.750% due 11/15/28 ~ 395,000 414,799
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 155,000 162,260
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 59,000 63,255
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 256,000 250,370
SCIL IV LLC/SCIL USA Holdings LLC
5.375% due 11/01/26 ~ 203,000 203,005
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 196,000 192,005
SNF Group SACA (France)
3.125% due 03/15/27 ~ 40,000 39,032
3.375% due 03/15/30 ~ 4,000 3,717
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 ~ 113,000 113,444
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 160,000 169,663
Tronox, Inc.
4.625% due 03/15/29 ~ 130,000 84,925
9.125% due 09/30/30 ~ 51,000 49,998
Vibrantz Technologies, Inc.
9.000% due 02/15/30 ~ 130,000 73,566
a
Principal
Amount Value
WR Grace Holdings LLC
4.875% due 06/15/27 ~ $ 152,000 $ 151,247
5.625% due 08/15/29 ~ 70,000 65,120
6.625% due 08/15/32 ~ 72,000 71,237
7.375% due 03/01/31 ~ 116,000 118,392
15,141,631
Communications - 15.3%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000% due 05/01/28 ~ 250,000 243,728
9.000% due 08/01/29 ~ 84,000 87,851
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 100,000 86,163
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 400,000 301,334
9.625% due 07/15/27 ~ 100,000 90,088
Altice France SA (France)
5.125% due 07/15/29 ~ ∂ 500,000 429,525
5.445% due 01/15/29 ~ ∂ 200,000 172,125
5.500% due 10/15/29 ~ ∂ 490,000 426,269
8.125% due 02/01/27 ~ ∂ 350,000 334,850
AMC Networks, Inc.
4.250% due 02/15/29  25,000 21,773
10.250% due 01/15/29 ~ 238,000 251,001
10.500% due 07/15/32 ~ 90,000 95,256
ANGI Group LLC
3.875% due 08/15/28 ~ 170,000 159,928
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 220,000 215,778
6.125% due 12/01/28 ~ 102,000 100,081
Bell Telephone Co. of Canada or Bell Canada
(Canada)
6.875% due 09/15/55  149,000 154,778
7.000% due 09/15/55  196,000 205,044
Belo Corp.
7.250% due 09/15/27  64,000 66,565
7.750% due 06/01/27  160,000 167,140
Block Communications, Inc.
4.875% due 03/01/28 ~ 150,000 143,786
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 130,000 129,022
4.875% due 11/23/81 ~ 200,000 192,153
Cable One, Inc.
4.000% due 11/15/30 ~ † 207,000 175,584
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 100,000 97,168
Cars.com, Inc.
6.375% due 11/01/28 ~ 150,000 149,528
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 566,000 521,771
4.250% due 01/15/34 ~ 230,000 198,993
4.500% due 08/15/30 ~ 600,000 567,057
4.500% due 05/01/32  854,000 777,731
4.500% due 06/01/33 ~ 170,000 151,246
4.750% due 03/01/30 ~ 415,000 398,544
4.750% due 02/01/32 ~ 178,000 164,760
5.000% due 02/01/28 ~ 452,000 448,020
5.125% due 05/01/27 ~ 474,000 471,194
5.375% due 06/01/29 ~ 225,000 223,669
6.375% due 09/01/29 ~ 381,000 386,548
7.375% due 03/01/31 ~ 200,000 206,482
Ciena Corp.
4.000% due 01/31/30 ~ 80,000 76,396

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/31 ~ $ 310,000 $ 320,661
7.500% due 06/01/29 ~ 171,000 166,270
7.500% due 03/15/33 ~ 90,000 94,166
7.750% due 04/15/28 ~ 142,000 141,868
7.875% due 04/01/30 ~ 264,000 277,398
CMG Media Corp.
8.875% due 06/18/29 ~ 193,000 177,436
Cogent Communications Group LLC/Cogent
Finance, Inc.
6.500% due 07/01/32 ~ 210,000 204,275
7.000% due 06/15/27 ~ 119,000 118,783
CommScope LLC
4.750% due 09/01/29 ~ 317,000 315,361
7.125% due 07/01/28 ~ 117,000 117,529
8.250% due 03/01/27 ~ † 224,000 226,639
9.500% due 12/15/31 ~ 256,000 265,146
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 371,000 390,535
Connect Holding II LLC
10.500% due 04/03/31 ~ † 417,000 417,005
Consolidated Communications, Inc.
6.500% due 10/01/28 ~ 100,000 101,625
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 129,145
4.125% due 12/01/30 ~ 231,000 151,459
4.500% due 11/15/31 ~ † 235,000 153,018
4.625% due 12/01/30 ~ 566,000 199,094
5.000% due 11/15/31 ~ 50,000 17,594
5.375% due 02/01/28 ~ 95,000 83,381
5.500% due 04/15/27 ~ 40,000 38,000
5.750% due 01/15/30 ~ 300,000 114,573
6.500% due 02/01/29 ~ 400,000 295,986
7.500% due 04/01/28 ~ 200,000 145,012
11.250% due 05/15/28 ~ 115,000 106,551
11.750% due 01/31/29 ~ 700,000 589,098
Directv Financing LLC
8.875% due 02/01/30 ~ 435,000 430,547
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.875% due 08/15/27 ~ 283,000 282,896
10.000% due 02/15/31 ~ 536,000 535,615
Discovery Communications LLC
3.625% due 05/15/30  263,000 243,290
3.950% due 03/20/28  250,000 244,271
5.000% due 09/20/37  150,000 128,806
DISH DBS Corp.
5.125% due 06/01/29  250,000 214,004
5.250% due 12/01/26 ~ † 575,000 565,475
5.750% due 12/01/28 ~ 443,000 425,054
7.375% due 07/01/28  235,000 216,787
DISH Network Corp.
11.750% due 11/15/27 ~ 727,000 769,949
Dotdash Meredith, Inc.
7.625% due 06/15/32 ~ 48,000 47,594
EchoStar Corp.
6.750% Cash or 6.750% PIK
due 11/30/30  398,474 411,115
10.750% due 11/30/29  1,182,000 1,301,323
Embarq LLC
7.995% due 06/01/36  150,000 75,093
a
Principal
Amount Value
EW Scripps Co.
9.875% due 08/15/30 ~ $ 196,000 $ 184,154
Fibercop SpA (Italy)
6.000% due 09/30/34 ~ 175,000 167,678
6.375% due 11/15/33 ~ 55,000 54,861
7.200% due 07/18/36 ~ 100,000 101,238
7.721% due 06/04/38 ~ 43,000 43,590
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 295,000 294,584
5.875% due 10/15/27 ~ 185,000 185,024
6.000% due 01/15/30 ~ 26,000 26,329
6.750% due 05/01/29 ~ 100,000 101,081
8.625% due 03/15/31 ~ 260,000 274,324
Frontier North, Inc.
6.730% due 02/15/28  286,000 294,401
GCI LLC
4.750% due 10/15/28 ~ 14,000 13,617
Gen Digital, Inc.
6.250% due 04/01/33 ~ 192,000 196,489
6.750% due 09/30/27 ~ 156,000 158,530
7.125% due 09/30/30 ~ 42,000 43,296
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 95,002
11.250% due 02/21/30 ~ 155,000 148,160
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc.
3.500% due 03/01/29 ~ 105,000 99,622
GoTo Group, Inc.
5.500% due 05/01/28 ~ 200,000 162,500
Gray Media, Inc.
4.750% due 10/15/30 ~ 200,000 153,750
5.375% due 11/15/31 ~ 282,000 212,031
7.250% due 08/15/33 ~ 334,000 331,187
9.625% due 07/15/32 ~ 36,000 36,811
10.500% due 07/15/29 ~ 138,000 149,327
GrubHub Holdings, Inc.
13.000% due 07/31/30 ~ 180,000 180,547
iHeartCommunications, Inc.
4.750% due 01/15/28 ~ 100,000 86,938
7.750% due 08/15/30 ~ 169,990 141,337
9.125% due 05/01/29 ~ 150,000 135,470
10.875% due 05/01/30 ~ 130,000 88,465
ION Trading Technologies SARL (Luxembourg)
5.750% due 05/15/28 ~ 98,000 96,551
9.500% due 05/30/29 ~ 100,000 106,117
Lamar Media Corp.
3.625% due 01/15/31  120,000 111,748
3.750% due 02/15/28  72,000 70,062
4.875% due 01/15/29  80,000 79,351
5.375% due 11/01/33 ~ 50,000 49,695
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 144,000 80,048
6.750% due 10/15/27 ~ 150,000 89,942
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 50,000 43,523
3.875% due 10/15/30 ~ 13,000 11,415
4.000% due 04/15/31 ~ 260,000 224,838
4.250% due 07/01/28 ~ 100,000 93,998
4.500% due 04/01/30 ~ 261,000 239,794
4.875% due 06/15/29 ~ 100,000 94,510
6.875% due 06/30/33 ~ 332,283 338,934
7.000% due 03/31/34 ~ 333,786 339,820

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Lumen Technologies, Inc.
4.500% due 01/15/29 ~ $ 500,000 $ 456,449
10.000% due 10/15/32 ~ 151,000 152,949
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 10,000 9,071
4.125% due 08/01/30 ~ 165,000 155,989
4.625% due 06/01/28 ~ 100,000 98,324
5.000% due 12/15/27 ~ 5,000 4,990
5.625% due 02/15/29 ~ 146,000 145,722
6.125% due 09/15/33 ~ 126,000 127,206
Maya SAS/Paris France (France)
7.000% due 04/15/32 ~ 296,000 302,232
8.500% due 04/15/31 ~ 60,000 64,399
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 154,000 154,041
7.375% due 09/01/31 ~ 125,000 129,977
8.000% due 08/01/29 ~ 105,000 107,024
Midcontinent Communications
8.000% due 08/15/32 ~ 41,000 42,294
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ † 553,000 543,378
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 249,000 169,319
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 330,000 322,368
5.625% due 07/15/27 ~ 248,000 247,840
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 100,000 96,132
4.625% due 03/15/30 ~ 100,000 96,194
7.375% due 02/15/31 ~ 50,000 52,785
Paramount Global
6.250% due 02/28/57  192,000 189,425
6.375% due 03/30/62  225,000 224,765
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 50,000 48,209
8.125% due 12/15/29 ~ 200,000 208,102
9.750% due 04/15/29 ~ 451,000 507,540
11.250% due 02/15/27 ~ 450,000 488,246
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 99,383
7.000% due 04/15/55  187,000 195,228
7.125% due 04/15/55  300,000 318,173
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 155,000 136,696
Sinclair Television Group, Inc.
4.375% due 12/31/32 ~ 250,000 178,750
5.500% due 03/01/30 ~ † 100,000 85,375
8.125% due 02/15/33 ~ 179,000 183,846
Sirius XM Radio LLC
3.875% due 09/01/31 ~ † 300,000 272,072
4.000% due 07/15/28 ~ † 525,000 507,727
4.125% due 07/01/30 ~ 292,000 274,071
5.000% due 08/01/27 ~ 186,000 185,258
5.500% due 07/01/29 ~ 97,000 97,100
Snap, Inc.
6.875% due 03/01/33 ~ 195,000 199,525
6.875% due 03/15/34 ~ 100,000 101,463
Stagwell Global LLC
5.625% due 08/15/29 ~ 121,000 117,643
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 323,000 307,939
a
Principal
Amount Value
TEGNA, Inc.
4.625% due 03/15/28  $ 134,000 $ 131,910
5.000% due 09/15/29  205,000 204,106
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34  168,000 170,828
6.375% due 11/15/33  50,000 52,603
7.200% due 07/18/36  1,000 1,081
7.721% due 06/04/38  248,000 275,153
Telesat Canada/Telesat LLC (Canada)
5.625% due 12/06/26 ~ 100,000 80,500
6.500% due 10/15/27 ~ 150,000 74,625
TELUS Corp. (Canada)
7.000% due 10/15/55  127,000 134,056
Univision Communications, Inc.
4.500% due 05/01/29 ~ 152,000 143,498
7.375% due 06/30/30 ~ † 286,000 287,609
8.000% due 08/15/28 ~ 285,000 295,546
8.500% due 07/31/31 ~ 185,000 191,192
9.375% due 08/01/32 ~ 336,000 358,346
Urban One, Inc.
7.375% due 02/01/28 ~ 39,000 20,542
Viasat, Inc.
5.625% due 04/15/27 ~ 105,000 104,665
6.500% due 07/15/28 ~ 260,000 254,347
7.500% due 05/30/31 ~ 49,000 46,043
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 50,000 47,315
Virgin Media Finance PLC (United Kingdom)
5.000% due 07/15/30 ~ 84,000 78,093
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 188,744
5.500% due 05/15/29 ~ 360,000 356,191
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.750% due 07/15/31 ~ 412,000 388,051
7.750% due 04/15/32 ~ 325,000 341,864
Vmed O2 UK Financing I PLC (United Kingdom)
4.250% due 01/31/31 ~ 200,000 185,574
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  350,000 327,986
5.125% due 06/04/81  105,000 82,923
7.000% due 04/04/79  350,000 370,241
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 500,000 452,707
Wayfair LLC
7.250% due 10/31/29 ~ 216,000 223,245
7.750% due 09/15/30 ~ 125,000 131,405
Windstream Services LLC
due 10/15/33 # ~ 147,000 147,052
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 443,000 459,237
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 50,000 48,675
9.250% due 03/09/30 ~ † 316,132 303,091
13.750% due 09/09/30 ~ † 122,199 115,937
Zegona Finance PLC (United Kingdom)
8.625% due 07/15/29 ~ 168,000 179,143
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 175,000 165,099
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 181,471
42,574,958

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Consumer, Cyclical - 20.3%
Academy Ltd.
6.000% due 11/15/27 ~ $ 150,000 $ 150,385
Adams Homes, Inc.
9.250% due 10/15/28 ~ 145,000 151,809
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ 20,000 20,531
7.500% due 02/15/33 ~ 168,000 174,088
8.250% due 04/15/31 ~ 200,000 209,913
Advance Auto Parts, Inc.
1.750% due 10/01/27  105,000 98,527
3.900% due 04/15/30  187,000 173,762
5.950% due 03/09/28  126,000 128,933
7.000% due 08/01/30 ~ 275,000 283,142
7.375% due 08/01/33 ~ 51,000 52,632
Affinity Interactive
6.875% due 12/15/27 ~ 89,000 51,075
Allegiant Travel Co.
7.250% due 08/15/27 ~ 109,000 110,448
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 45,250
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 97,000 89,691
5.875% due 06/01/29 ~ 250,000 252,269
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 40,584
American Airlines, Inc.
7.250% due 02/15/28 ~ 135,000 138,414
8.500% due 05/15/29 ~ 249,000 259,901
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 438,000 440,004
American Axle & Manufacturing, Inc.
due 10/15/32 # ~ 133,000 132,859
due 10/15/33 # ~ 129,000 130,086
5.000% due 10/01/29  70,000 66,564
6.500% due 04/01/27  50,000 50,058
6.875% due 07/01/28  72,000 72,259
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/28 ~ 300,000 294,245
Aptiv Swiss Holdings Ltd.
6.875% due 12/15/54  165,000 168,903
Aramark Services, Inc.
5.000% due 02/01/28 ~ 305,000 303,925
Arko Corp.
5.125% due 11/15/29 ~ 83,000 70,469
Asbury Automotive Group, Inc.
4.625% due 11/15/29 ~ 177,000 171,922
4.750% due 03/01/30  103,000 100,400
5.000% due 02/15/32 ~ 139,000 133,578
Ashton Woods USA LLC/Ashton Woods Finance
Co.
4.625% due 08/01/29 ~ 76,000 72,841
4.625% due 04/01/30 ~ 64,000 60,648
6.875% due 08/01/33 ~ 162,000 163,536
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 175,000 171,499
Avianca Midco 2 PLC
9.000% due 12/01/28 ~ 150,000 150,375
9.625% due 02/14/30 ~ 230,000 228,993
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 194,000 201,653
a
Principal
Amount Value
Bath & Body Works, Inc.
5.250% due 02/01/28  $ 150,000 $ 151,067
6.625% due 10/01/30 ~ 60,000 61,424
6.694% due 01/15/27  165,000 168,369
6.750% due 07/01/36  138,000 142,209
6.875% due 11/01/35  58,000 60,419
7.500% due 06/15/29  51,000 52,405
7.600% due 07/15/37  5,000 5,174
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc.
9.500% due 07/01/32 ~ 103,000 107,928
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ 470,000 508,146
Beazer Homes USA, Inc.
7.500% due 03/15/31 ~ † 99,000 100,443
Bloomin' Brands, Inc./OSI Restaurant Partners
LLC
5.125% due 04/15/29 ~ 136,000 118,585
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 165,000 162,974
Boyd Gaming Corp.
4.750% due 12/01/27  128,000 127,505
4.750% due 06/15/31 ~ 143,000 137,972
Boyne USA, Inc.
4.750% due 05/15/29 ~ 1,000 982
Brightstar Lottery PLC
5.250% due 01/15/29 ~ 220,000 219,169
Brinker International, Inc.
8.250% due 07/15/30 ~ 135,000 142,905
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC (Canada)
5.000% due 06/15/29 ~ 180,000 171,700
6.250% due 09/15/27 ~ 168,000 167,746
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 360,000 344,470
6.000% due 10/15/32 ~ 90,000 88,702
6.500% due 02/15/32 ~ 290,000 295,978
7.000% due 02/15/30 ~ 267,000 274,808
Carnival Corp.
due 05/01/29 # ~ 114,000 114,000
5.750% due 03/15/30 ~ 199,000 203,310
5.750% due 08/01/32 ~ 708,000 721,401
5.875% due 06/15/31 ~ 274,000 280,955
6.000% due 05/01/29 ~ 249,000 252,876
6.125% due 02/15/33 ~ 200,000 205,133
6.650% due 01/15/28  54,000 56,029
Carvana Co.
9.000% due 06/01/31 ~ 349,760 396,267
Carvana Co.
9.000% Cash or 13.000% PIK
due 06/01/30 ~ 374,057 391,622
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500% due 10/15/29 ~ 100,000 78,333
Century Communities, Inc.
3.875% due 08/15/29 ~ 105,000 98,873
6.625% due 09/15/33 ~ 67,000 67,637
6.750% due 06/01/27  200,000 200,072
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 55,000 58,610
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 130,000 129,907
6.750% due 05/01/31 ~ 205,000 210,352

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Cinemark USA, Inc.
5.250% due 07/15/28 ~ $ 150,000 $ 149,303
7.000% due 08/01/32 ~ 158,000 164,351
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 6,000 6,137
6.750% due 02/15/30 ~ 129,000 133,361
6.750% due 09/15/32 ~ 178,000 182,056
Cooper-Standard Automotive, Inc.
5.625% due 05/15/27 ~ 28,804 27,541
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 49,000 52,167
Crocs, Inc.
4.125% due 08/15/31 ~ 45,000 41,290
Dana, Inc.
4.250% due 09/01/30  10,000 9,912
4.500% due 02/15/32  65,000 64,053
5.625% due 06/15/28  129,000 128,920
Dealer Tire LLC/DT Issuer LLC
8.000% due 02/01/28 ~ 154,000 152,442
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ 200,000 172,258
Dream Finders Homes, Inc.
6.875% due 09/15/30 ~ 25,000 25,172
8.250% due 08/15/28 ~ 188,000 195,212
EG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 169,000 185,865
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 157,000 164,814
Empire Resorts, Inc.
7.750% due 11/01/26 ~ 100,000 99,722
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 50,000 49,533
5.875% due 04/01/29 ~ 181,000 168,587
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 312,000 297,197
6.750% due 01/15/30 ~ 205,000 192,517
FirstCash, Inc.
4.625% due 09/01/28 ~ 100,000 98,129
5.625% due 01/01/30 ~ 115,000 114,929
6.875% due 03/01/32 ~ 11,000 11,384
Forestar Group, Inc.
5.000% due 03/01/28 ~ 5,000 4,957
6.500% due 03/15/33 ~ 210,000 215,006
Forvia SE (France)
6.750% due 09/15/33 ~ 200,000 203,037
8.000% due 06/15/30 ~ 293,000 310,385
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 105,000 97,546
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 162,000 142,777
Gap, Inc.
3.625% due 10/01/29 ~ 8,000 7,495
3.875% due 10/01/31 ~ 235,000 214,699
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750% due 05/31/32 ~ 71,000 74,536
Gates Corp.
6.875% due 07/01/29 ~ 96,000 99,734
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 185,000 191,226
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 168,000 164,512
a
Principal
Amount Value
8.750% due 01/15/32 ~ $ 100,000 $ 97,327
11.500% due 08/15/29 ~ 104,000 109,809
Goodyear Tire & Rubber Co.
5.000% due 07/15/29  35,000 33,826
5.250% due 07/15/31  65,000 61,112
5.625% due 04/30/33  270,000 251,381
6.625% due 07/15/30  172,000 174,656
7.000% due 03/15/28  52,000 54,069
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.000% due 08/15/28 ~ 50,000 28,886
Great Canadian Gaming Corp./Raptor LLC
(Canada)
8.750% due 11/15/29 ~ 35,000 34,635
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 255,000 248,024
6.375% due 01/15/30 ~ 32,000 32,797
Hanesbrands, Inc.
9.000% due 02/15/31 ~ 88,000 93,262
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 300,000 274,846
4.000% due 05/01/31 ~ 167,000 158,165
4.875% due 01/15/30  200,000 199,021
5.750% due 09/15/33 ~ 117,000 118,647
5.875% due 04/01/29 ~ 196,000 200,184
5.875% due 03/15/33 ~ 70,000 71,506
6.125% due 04/01/32 ~ 204,000 209,860
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 29,000 27,086
5.000% due 06/01/29 ~ 291,000 280,057
6.625% due 01/15/32 ~ 169,000 171,763
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  75,000 75,001
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.125% PIK
due 05/15/29 ~ 80,000 80,363
8.000% Cash or 8.750% PIK
due 11/15/32 ~ 83,000 87,167
IHO Verwaltungs GmbH (Germany)
7.750% Cash or 8.500% PIK
due 11/15/30 ~ 94,000 98,425
Installed Building Products, Inc.
5.750% due 02/01/28 ~ 150,000 149,884
Interface, Inc.
5.500% due 12/01/28 ~ 127,000 126,900
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 156,311
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 88,000 86,871
5.875% due 01/15/28 ~ † 230,000 229,789
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 233,000 244,324
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ † 449,000 455,792
K Hovnanian Enterprises, Inc.
8.000% due 04/01/31 ~ 60,000 61,564
8.375% due 10/01/33 ~ 75,000 76,941
KB Home
4.000% due 06/15/31  66,000 62,031
6.875% due 06/15/27  77,000 78,776

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.750% due 06/01/27 ~ $ 323,000 $ 322,308
Kohl's Corp.
5.125% due 05/01/31  138,000 109,634
5.550% due 07/17/45  104,000 68,075
10.000% due 06/01/30 ~ 115,000 125,212
Landsea Homes Corp.
8.875% due 04/01/29 ~ 105,000 109,927
LBM Acquisition LLC
6.250% due 01/15/29 ~ 123,000 113,970
9.500% due 06/15/31 ~ 292,000 307,204
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 98,050
8.250% due 08/01/31 ~ 222,000 234,959
Levi Strauss & Co.
3.500% due 03/01/31 ~ 219,000 203,608
LGI Homes, Inc.
4.000% due 07/15/29 ~ 25,000 22,835
7.000% due 11/15/32 ~ 206,000 201,365
8.750% due 12/15/28 ~ 60,000 63,027
Liberty Interactive LLC
8.250% due 02/01/30  100,000 14,000
Life Time, Inc.
6.000% due 11/15/31 ~ 93,000 94,548
Light & Wonder International, Inc.
6.250% due 10/01/33 ~ 49,000 49,116
7.250% due 11/15/29 ~ 54,000 55,461
7.500% due 09/01/31 ~ 178,000 185,251
Lindblad Expeditions LLC
7.000% due 09/15/30 ~ 230,000 234,580
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 260,000 248,541
4.375% due 01/15/31 ~ 5,000 4,752
5.500% due 10/01/30 ~ 233,000 232,882
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 58,690
4.750% due 10/15/27 ~ 155,000 154,082
6.500% due 05/15/27 ~ 169,000 170,706
M/I Homes, Inc.
3.950% due 02/15/30  50,000 47,873
4.950% due 02/01/28  188,000 186,837
Macy's Retail Holdings LLC
4.300% due 02/15/43  70,000 50,544
5.125% due 01/15/42  85,000 67,239
5.875% due 03/15/30 ~ 238,000 238,124
6.375% due 03/15/37  91,000 84,078
6.700% due 07/15/34 ~ 105,000 96,485
7.375% due 08/01/33 ~ 25,000 26,099
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 100,000 82,447
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 120,000 115,878
4.750% due 01/15/28  130,000 127,971
6.500% due 10/01/33 ~ 38,000 37,853
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~ 144,000 139,117
5.250% due 12/15/27 ~ 150,000 149,158
Melco Resorts Finance Ltd. (Hong Kong)
5.375% due 12/04/29 ~ 402,000 396,046
5.625% due 07/17/27 ~ 90,000 89,803
5.750% due 07/21/28 ~ 137,000 136,875
7.625% due 04/17/32 ~ 300,000 314,727
a
Principal
Amount Value
Merlin Entertainments Group U.S. Holdings, Inc.
(United Kingdom)
7.375% due 02/15/31 ~ $ 223,000 $ 192,358
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 3,000 2,995
7.125% due 06/26/31 ~ 312,000 329,376
MGM Resorts International
4.750% due 10/15/28  143,000 141,984
5.500% due 04/15/27  199,000 200,424
6.125% due 09/15/29  215,000 218,981
6.500% due 04/15/32  10,000 10,194
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 175,000 161,947
7.875% due 05/01/29 ~ 265,000 222,600
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp.
4.875% due 05/01/29 ~ 50,000 48,638
Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC
8.250% due 04/15/30 ~ 158,000 164,286
11.875% due 04/15/31 ~ 225,000 236,016
13.250% due 12/15/29 ~ 50,000 57,000
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 14,000 13,716
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 84,000 72,712
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 198,000 184,431
4.750% due 09/15/29  139,000 137,253
Muvico LLC
15.000% Cash or 6.000% PIK
due 02/19/29 ~ 100,000 108,535
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 195,000 195,133
6.250% due 03/01/30 ~ 20,000 20,269
6.250% due 09/15/33 ~ 132,000 132,766
6.750% due 02/01/32 ~ 388,000 399,274
7.750% due 02/15/29 ~ 200,000 213,065
New Flyer Holdings, Inc. (Canada)
9.250% due 07/01/30 ~ 179,000 191,725
New Home Co., Inc.
8.500% due 11/01/30 ~ 41,000 42,612
9.250% due 10/01/29 ~ 127,000 133,513
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 200,000 191,249
3.875% due 01/15/28 ~ 354,000 346,012
4.000% due 10/15/30 ~ 398,000 375,500
4.375% due 01/15/28 ~ 192,000 188,930
5.625% due 09/15/29 ~ 66,000 66,876
6.125% due 06/15/29 ~ 245,000 250,833
Newell Brands, Inc.
6.375% due 09/15/27  85,000 86,425
6.375% due 05/15/30  56,000 55,625
6.625% due 09/15/29  190,000 191,441
6.625% due 05/15/32  45,000 44,523
7.000% due 04/01/46  120,000 105,925
8.500% due 06/01/28 ~ 340,000 360,480
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/28 ~ 219,000 201,116
2.750% due 03/09/28 ~ 250,000 234,763
5.300% due 09/13/27 ~ 57,000 56,977
5.625% due 09/29/28 ~ 117,000 117,148
6.125% due 09/30/30 ~ 111,000 111,107

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.050% due 09/15/28 ~ $ 141,000 $ 146,901
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~ 400,000 392,755
4.810% due 09/17/30 ~ 650,000 612,745
8.125% due 07/17/35 ~ † 350,000 375,942
Nordstrom, Inc.
4.000% due 03/15/27  201,000 198,719
4.375% due 04/01/30  65,000 61,486
5.000% due 01/15/44  129,000 95,409
6.950% due 03/15/28  152,000 157,417
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 120,000 124,642
OneSky Flight LLC
8.875% due 12/15/29 ~ 163,000 171,560
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
(Canada)
8.000% due 08/01/30 ~ 188,000 186,951
Papa John's International, Inc.
3.875% due 09/15/29 ~ 114,000 109,501
Park River Holdings, Inc.
due 03/15/31 # ~ 50,000 50,667
5.625% due 02/01/29 ~ 100,000 98,492
6.750% due 08/01/29 ~ 100,000 99,130
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 165,000 161,775
6.375% due 11/01/32 ~ 79,000 80,225
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 100,000 93,803
5.625% due 01/15/27 ~ 102,000 102,006
Penske Automotive Group, Inc.
3.750% due 06/15/29  11,000 10,516
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ 512,000 514,041
10.000% due 09/15/33 ~ 250,000 252,915
Phinia, Inc.
6.625% due 10/15/32 ~ 195,000 201,146
6.750% due 04/15/29 ~ 73,000 75,295
PM General Purchaser LLC
9.500% due 10/01/28 ~ 78,000 67,665
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 200,000 108,250
5.875% due 09/01/31 ~ 10,000 5,168
Qnity Electronics, Inc.
5.750% due 08/15/32 ~ 100,000 100,888
6.250% due 08/15/33 ~ 92,000 94,064
QVC, Inc.
5.450% due 08/15/34  92,000 49,118
6.875% due 04/15/29 ~ 61,000 33,274
QXO Building Products, Inc.
6.750% due 04/30/32 ~ 536,000 556,312
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 53,000 55,703
RB Global Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 21,000 21,495
7.750% due 03/15/31 ~ 97,000 101,574
Real Hero Merger Sub 2, Inc.
6.250% due 02/01/29 ~ 150,000 102,206
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 200,000 191,223
6.500% due 07/15/32 ~ 60,000 61,569
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625% due 04/16/29 ~ 300,000 271,800
a
Principal
Amount Value
8.450% due 07/27/30 ~ $ 100,000 $ 101,780
Rivers Enterprise Borrower LLC/Rivers Enterprise
Finance Corp.
6.625% due 02/01/33 ~ 38,000 38,533
Rivers Enterprise Lender LLC/Rivers Enterprise
Lender Corp.
due 10/15/30 # ~ 31,000 31,296
S&S Holdings LLC
8.375% due 10/01/31 ~ 50,000 49,062
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 100,000 101,496
10.750% due 11/15/29 ~ 147,000 142,612
11.125% due 07/15/30 ~ 231,000 224,001
Saks Global Enterprises LLC
11.000% due 12/15/29 ~ 298,400 140,714
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  202,000 210,269
Scientific Games Holdings LP/Scientific Games
U.S. FinCo, Inc.
6.625% due 03/01/30 ~ 187,000 173,989
Scotts Miracle-Gro Co.
4.000% due 04/01/31  34,000 31,493
4.375% due 02/01/32  8,000 7,397
4.500% due 10/15/29  151,000 146,919
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 129,000 126,942
SGUS LLC
11.000% due 12/15/29 ~ 101,727 96,913
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28  200,000 197,623
4.750% due 04/01/29  50,000 49,086
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ 44,000 44,046
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29  350,000 338,694
6.500% due 10/01/28  103,000 103,540
Six Flags Entertainment Corp./Six Flags Theme
Parks, Inc./Canada's Wonderland Co.
6.625% due 05/01/32 ~ 70,000 71,363
Somnigroup International, Inc.
3.875% due 10/15/31 ~ 262,000 240,298
4.000% due 04/15/29 ~ 193,000 185,498
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 253,000 245,892
4.875% due 11/15/31 ~ 74,000 70,815
Specialty Building Products Holdings LLC/SBP
Finance Corp.
7.750% due 10/15/29 ~ 165,000 167,762
Staples, Inc.
10.750% due 09/01/29 ~ 613,000 609,181
12.750% due 01/15/30 ~ 75,727 61,172
Station Casinos LLC
4.500% due 02/15/28 ~ 122,000 120,033
4.625% due 12/01/31 ~ 78,000 73,647
6.625% due 03/15/32 ~ 1,000 1,028
Steelcase, Inc.
5.125% due 01/18/29  150,000 149,820
STL Holding Co. LLC
8.750% due 02/15/29 ~ 50,000 52,575
Studio City Co. Ltd. (Macau)
7.000% due 02/15/27 ~ 200,000 201,613

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ $ 220,000 $ 212,140
6.500% due 01/15/28 ~ 150,000 150,032
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.000% due 06/01/31 ~ 92,000 87,596
5.875% due 03/01/27  83,000 82,830
Superior Plus LP/Superior General Partner, Inc.
(Canada)
4.500% due 03/15/29 ~ 207,000 199,872
SWF Holdings I Corp.
6.500% due 10/01/29 ~ 115,000 44,850
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 23,000 22,947
5.750% due 01/15/28 ~ 162,000 164,399
Tenneco, Inc.
8.000% due 11/17/28 ~ 362,000 362,922
Thor Industries, Inc.
4.000% due 10/15/29 ~ 145,000 137,588
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 69,000 69,683
10.500% due 05/15/29 ~ 150,000 154,173
Travel & Leisure Co.
4.625% due 03/01/30 ~ 50,000 48,229
6.000% due 04/01/27  75,000 76,130
6.125% due 09/01/33 ~ 33,000 32,930
Tri Pointe Homes, Inc.
5.250% due 06/01/27  1,000 1,000
5.700% due 06/15/28  185,000 188,901
Under Armour, Inc.
7.250% due 07/15/30 ~ 134,000 134,169
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  99,780 94,746
Vail Resorts, Inc.
5.625% due 07/15/30 ~ 47,000 47,323
6.500% due 05/15/32 ~ 32,000 33,109
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 166,000 166,591
VF Corp.
2.800% due 04/23/27  236,000 229,175
6.450% due 11/01/37  23,000 21,728
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 194,000 185,463
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 150,000 157,482
Viking Cruises Ltd.
due 10/15/33 # ~ 131,000 131,256
5.875% due 09/15/27 ~ 217,000 217,226
9.125% due 07/15/31 ~ 109,000 117,072
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 100,000 99,983
VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ † 290,000 294,777
VOC Escrow Ltd.
5.000% due 02/15/28 ~ 250,000 249,504
Voyager Parent LLC
9.250% due 07/01/32 ~ 436,000 461,358
Wabash National Corp.
4.500% due 10/15/28 ~ 50,000 46,453
Warnermedia Holdings, Inc.
3.755% due 03/15/27  163,000 159,218
4.054% due 03/15/29  336,000 324,521
a
Principal
Amount Value
4.279% due 03/15/32  $ 671,000 $ 615,643
5.050% due 03/15/42  218,000 157,232
5.050% due 03/15/42 † 919,000 734,231
5.141% due 03/15/52  75,000 55,969
Whirlpool Corp.
2.400% due 05/15/31  15,000 12,672
4.500% due 06/01/46  18,000 13,754
4.600% due 05/15/50  100,000 74,865
4.700% due 05/14/32  10,000 9,238
5.500% due 03/01/33  185,000 175,255
6.125% due 06/15/30  160,000 161,396
6.500% due 06/15/33 † 230,000 229,739
White Cap Buyer LLC
6.875% due 10/15/28 ~ 15,000 14,969
William Carter Co.
5.625% due 03/15/27 ~ 119,000 119,232
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 68,000 71,968
Wolverine World Wide, Inc.
4.000% due 08/15/29 ~ 50,000 45,817
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 150,000 146,534
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp.
5.250% due 05/15/27 ~ 271,000 270,897
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 291,000 285,733
5.500% due 10/01/27 ~ 95,000 95,064
5.625% due 08/26/28 ~ 163,000 162,944
6.750% due 02/15/34 ~ 316,000 320,557
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 184,000 184,815
6.250% due 03/15/33 ~ 226,000 229,656
7.125% due 02/15/31 ~ 167,000 179,888
Yum! Brands, Inc.
3.625% due 03/15/31  188,000 175,790
4.750% due 01/15/30 ~ 100,000 99,525
5.350% due 11/01/43  100,000 96,665
6.875% due 11/15/37  90,000 100,186
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 351,000 342,795
6.875% due 04/14/28 ~ 190,000 192,776
6.875% due 04/23/32 ~ 10,000 9,581
7.125% due 04/14/30 ~ 241,000 238,824
7.500% due 03/24/31 ~ 175,000 173,918
56,800,072
Consumer, Non-Cyclical - 14.8%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 56,000 54,876
7.375% due 03/15/33 ~ † 278,000 288,964
ACCO Brands Corp.
4.250% due 03/15/29 ~ † 220,000 198,910
AdaptHealth LLC
4.625% due 08/01/29 ~ 160,000 151,483
5.125% due 03/01/30 ~ 178,000 169,914
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 173,342
4.875% due 07/15/32 ~ 55,000 53,336
5.875% due 10/15/33 ~ 100,000 100,000
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 154,000 153,620

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ $ 36,000 $ 35,462
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 106,000 100,602
4.875% due 02/15/30 ~ 190,000 186,905
5.875% due 02/15/28 ~ 195,000 195,227
6.250% due 03/15/33 ~ 236,000 241,716
6.500% due 02/15/28 ~ 100,000 101,695
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 335,000 347,328
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 282,281
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 170,000 167,273
6.875% due 06/15/30 ~ 296,000 304,491
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 296,000 290,417
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 174,000 162,571
AMN Healthcare, Inc.
due 01/15/31 # ~ 30,000 30,111
4.000% due 04/15/29 ~ 70,000 66,081
4.625% due 10/01/27 ~ 67,000 67,015
Amneal Pharmaceuticals LLC
6.875% due 08/01/32 ~ 58,000 60,057
APi Group DE, Inc.
4.125% due 07/15/29 ~ 35,000 33,864
4.750% due 10/15/29 ~ 11,000 10,801
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 100,000 95,190
4.625% due 07/15/28 ~ 337,000 331,801
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc.
4.750% due 04/01/28 ~ 97,000 94,083
5.375% due 03/01/29 ~ 137,000 133,710
5.750% due 07/15/27 ~ 130,000 129,842
8.000% due 02/15/31 ~ 135,000 139,768
8.250% due 01/15/30 ~ 25,000 25,954
8.375% due 06/15/32 ~ 235,000 245,995
B&G Foods, Inc.
5.250% due 09/15/27  20,000 19,373
8.000% due 09/15/28 ~ 207,000 200,824
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 320,000 333,900
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~ 10,000 9,909
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 318,000 284,888
6.250% due 02/15/29 ~ 300,000 234,518
7.000% due 01/15/28 ~ 88,000 78,524
11.000% due 09/30/28 ~ 389,000 404,925
14.000% due 10/15/30 ~ † 230,000 230,791
BC Ltd.
10.000% due 04/15/32 ~ 896,000 919,154
BellRing Brands, Inc.
7.000% due 03/15/30 ~ 105,000 108,550
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 206,000 208,871
a
Principal
Amount Value
Block, Inc.
3.500% due 06/01/31  $ 49,000 $ 45,640
5.625% due 08/15/30 ~ 252,000 255,505
6.000% due 08/15/33 ~ 53,000 54,310
6.500% due 05/15/32  497,000 514,788
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 405,000 429,964
Brink's Co.
6.500% due 06/15/29 ~ 176,000 181,276
6.750% due 06/15/32 ~ 175,000 182,179
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 63,000 57,063
Carriage Services, Inc.
4.250% due 05/15/29 ~ 28,000 26,552
Central Garden & Pet Co.
4.125% due 10/15/30  128,000 121,770
4.125% due 04/30/31 ~ 110,000 102,771
Champions Financing, Inc.
8.750% due 02/15/29 ~ † 80,000 77,328
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~ 123,000 116,588
4.250% due 05/01/28 ~ 161,000 157,608
Cheplapharm Arzneimittel GmbH (Germany)
5.500% due 01/15/28 ~ 121,000 118,274
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,041 1,106
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 114,000 112,854
7.625% due 07/01/29 ~ 64,000 66,816
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 269,000 232,808
5.250% due 05/15/30 ~ 197,000 178,393
6.000% due 01/15/29 ~ 100,000 97,157
6.125% due 04/01/30 ~ 194,000 140,885
6.875% due 04/15/29 ~ 315,000 250,715
9.750% due 01/15/34 ~ 356,000 365,167
10.875% due 01/15/32 ~ 398,000 422,018
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 82,000 81,817
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 300,000 288,979
4.875% due 07/01/29 ~ 94,000 88,919
Concentra Health Services, Inc.
6.875% due 07/15/32 ~ 71,000 73,814
CoreCivic, Inc.
4.750% due 10/15/27  200,000 197,615
8.250% due 04/15/29  3,000 3,172
CPI CG, Inc.
10.000% due 07/15/29 ~ 114,000 119,629
CVS Health Corp.
6.750% due 12/10/54  150,000 155,077
7.000% due 03/10/55  500,000 525,721
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 105,000 104,852
6.000% due 06/15/30 ~ 160,000 161,701
DaVita, Inc.
3.750% due 02/15/31 ~ 403,000 369,393
4.625% due 06/01/30 ~ 584,000 560,172
6.750% due 07/15/33 ~ 57,000 58,826
6.875% due 09/01/32 ~ 55,000 56,861
Dcli Bidco LLC
7.750% due 11/15/29 ~ 189,000 196,696

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Deluxe Corp.
8.125% due 09/15/29 ~ $ 200,000 $ 209,093
Dentsply Sirona, Inc.
8.375% due 09/12/55  176,000 181,632
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 116,000 110,500
5.500% due 06/01/28 ~ 22,000 21,987
Elanco Animal Health, Inc.
6.650% due 08/28/28  136,000 141,762
Embecta Corp.
5.000% due 02/15/30 ~ 60,000 56,875
6.750% due 02/15/30 ~ 150,000 146,384
Emergent BioSolutions, Inc.
3.875% due 08/15/28 ~ 193,000 160,468
Encompass Health Corp.
4.500% due 02/01/28  154,000 152,823
4.750% due 02/01/30  129,000 127,610
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 235,000 252,418
EquipmentShare.com, Inc.
8.000% due 03/15/33 ~ 40,000 42,786
8.625% due 05/15/32 ~ 183,000 197,803
9.000% due 05/15/28 ~ 137,000 145,148
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 28,000 29,586
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 175,000 165,933
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 89,000 88,405
6.000% due 06/01/29 ~ 11,000 10,916
7.750% due 02/15/28 ~ 64,000 65,661
8.250% due 08/01/32 ~ 200,000 207,501
8.375% due 11/15/32 ~ 113,000 117,394
GEO Group, Inc.
8.625% due 04/15/29  10,000 10,594
10.250% due 04/15/31  281,000 309,365
Global Medical Response, Inc.
7.375% due 10/01/32 ~ 160,000 164,790
Grand Canyon University
5.125% due 10/01/28  175,000 172,529
Grifols SA (Spain)
4.750% due 10/15/28 ~ 200,000 194,456
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 210,000 199,677
Harrow, Inc.
8.625% due 09/15/30 ~ 150,000 156,094
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 97,088
Heartland Dental LLC/Heartland Dental Finance
Corp.
10.500% due 04/30/28 ~ 12,000 12,659
Herc Holdings, Inc.
5.500% due 07/15/27 ~ 230,000 229,597
6.625% due 06/15/29 ~ 235,000 241,639
7.000% due 06/15/30 ~ 323,000 335,772
7.250% due 06/15/33 ~ 200,000 208,939
Hertz Corp.
4.625% due 12/01/26 ~ 190,000 187,121
12.625% due 07/15/29 ~ † 386,000 409,579
HLF Financing SARL LLC/Herbalife International,
Inc.
4.875% due 06/01/29 ~ 119,000 105,225
12.250% due 04/15/29 ~ 223,000 243,025
a
Principal
Amount Value
Hologic, Inc.
4.625% due 02/01/28 ~ $ 31,000 $ 30,796
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 63,000 59,269
Insulet Corp.
6.500% due 04/01/33 ~ 125,000 130,067
ION Platform Finance U.S., Inc.
due 09/30/32 # ~ 200,000 198,686
IQVIA, Inc.
6.250% due 06/01/32 ~ 290,000 298,524
6.500% due 05/15/30 ~ 210,000 217,218
Jazz Securities DAC
4.375% due 01/15/29 ~ 354,000 345,177
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 160,000 158,110
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 184,000 193,826
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ 110,000 104,794
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 115,000 89,720
10.750% due 06/30/32 ~ 75,000 41,275
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 ~ 100,000 94,595
4.875% due 05/15/28 ~ 205,000 204,478
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 113,000 117,115
LifePoint Health, Inc.
8.375% due 02/15/32 ~ 134,000 142,930
9.875% due 08/15/30 ~ 125,000 135,524
10.000% due 06/01/32 ~ 102,000 107,223
11.000% due 10/15/30 ~ 340,000 375,158
Matthews International Corp.
8.625% due 10/01/27 ~ 123,000 127,206
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 48,000 47,810
Medline Borrower LP
3.875% due 04/01/29 ~ 723,000 697,825
5.250% due 10/01/29 ~ 366,000 363,106
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 417,000 428,115
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 170,000 142,611
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 115,000 104,436
4.375% due 06/15/28 ~ 136,000 132,757
6.250% due 01/15/33 ~ 203,000 205,440
MPH Acquisition Holdings LLC
5.750% due 12/31/30 ~ 50,000 43,699
Neogen Food Safety Corp.
8.625% due 07/20/30 ~ 145,000 151,760
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 149,000 146,030
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 200,000 205,125
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 60,816
Organon & Co./Organon Foreign Debt Co-Issuer
BV
4.125% due 04/30/28 ~ 474,000 458,350
5.125% due 04/30/31 ~ 243,000 213,073
6.750% due 05/15/34 ~ 129,000 123,858

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.875% due 05/15/34 ~ $ 200,000 $ 185,530
OT Midco, Inc.
10.000% due 02/15/30 ~ 120,000 81,373
Owens & Minor, Inc.
4.500% due 03/31/29 ~ † 132,000 106,068
6.625% due 04/01/30 ~ † 139,000 114,805
Paradigm Parent LLC & Paradigm Parent Co-
Issuer, Inc.
8.750% due 04/17/32 ~ 171,000 166,298
Pediatrix Medical Group, Inc.
5.375% due 02/15/30 ~ 150,000 149,119
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 127,000 123,504
5.500% due 10/15/27 ~ 115,000 114,846
6.125% due 09/15/32 ~ 156,000 159,987
Perrigo Finance Unlimited Co.
4.900% due 06/15/30  5,000 4,884
4.900% due 12/15/44  95,000 76,847
6.125% due 09/30/32  130,000 130,980
Post Holdings, Inc.
4.500% due 09/15/31 ~ 250,000 233,812
4.625% due 04/15/30 ~ 117,000 112,925
5.500% due 12/15/29 ~ 159,000 158,537
6.250% due 02/15/32 ~ 75,000 77,200
6.250% due 10/15/34 ~ 189,000 191,046
6.375% due 03/01/33 ~ 228,000 230,692
Prestige Brands, Inc.
3.750% due 04/01/31 ~ 101,000 93,104
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 210,000 218,616
Prime Security Services Borrower LLC/Prime
Finance, Inc.
6.250% due 01/15/28 ~ 189,000 189,106
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 333,000 323,474
PROG Holdings, Inc.
6.000% due 11/15/29 ~ 191,000 187,737
Radiology Partners, Inc.
9.781% Cash or 9.781% PIK
due 02/15/30 ~ 142,651 139,682
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 218,000 225,867
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 176,000 181,310
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 244,000 250,293
10.875% due 08/01/29 ~ 150,000 149,744
RRD Intermediate Holdings, Inc.
11.000% Cash or 12.000% PIK
due 12/01/30 ~ 79,600 77,573
Select Medical Corp.
6.250% due 12/01/32 ~ 24,000 24,032
Service Corp. International
3.375% due 08/15/30  126,000 116,866
4.000% due 05/15/31  279,000 263,247
4.625% due 12/15/27  5,000 4,980
5.125% due 06/01/29  99,000 99,241
5.750% due 10/15/32  20,000 20,286
7.500% due 04/01/27  106,000 110,116
a
Principal
Amount Value
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ $ 294,000 $ 304,174
Signal Parent, Inc.
6.125% due 04/01/29 ~ 50,000 17,500
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/29 ~ 155,000 148,829
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 60,000 63,076
Sotheby's
7.375% due 10/15/27 ~ 100,000 100,218
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 180,000 164,913
Star Parent, Inc.
9.000% due 10/01/30 ~ 249,000 263,552
StoneMor, Inc.
8.500% due 05/15/29 ~ 200,000 196,270
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 74,000 76,109
Team Health Holdings, Inc.
8.375% due 06/30/28 ~ 58,000 59,300
Teleflex, Inc.
4.250% due 06/01/28 ~ 125,000 122,135
Tenet Healthcare Corp.
4.250% due 06/01/29  330,000 322,559
4.375% due 01/15/30  489,000 475,983
4.625% due 06/15/28  178,000 176,532
5.125% due 11/01/27  356,000 355,649
6.125% due 10/01/28  300,000 300,429
6.125% due 06/15/30  540,000 547,564
6.750% due 05/15/31  234,000 242,441
Toledo Hospital
5.325% due 11/15/28  164,000 168,534
TreeHouse Foods, Inc.
4.000% due 09/01/28  6,000 5,848
TriNet Group, Inc.
3.500% due 03/01/29 ~ 60,000 56,175
7.125% due 08/15/31 ~ 27,000 27,913
Turning Point Brands, Inc.
7.625% due 03/15/32 ~ 145,000 153,801
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 286,000 293,216
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 284,000 280,080
6.875% due 09/15/28 ~ 181,000 186,774
7.250% due 01/15/32 ~ 89,000 93,289
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 116,000 116,350
United Rentals North America, Inc.
3.750% due 01/15/32  100,000 92,712
3.875% due 11/15/27  58,000 57,037
3.875% due 02/15/31  168,000 159,056
4.000% due 07/15/30  400,000 382,977
4.875% due 01/15/28  152,000 151,668
5.250% due 01/15/30  148,000 148,869
5.500% due 05/15/27  150,000 150,130
6.125% due 03/15/34 ~ 53,000 55,177
Upbound Group, Inc.
6.375% due 02/15/29 ~ 164,000 162,083
Varex Imaging Corp.
7.875% due 10/15/27 ~ 178,000 181,792

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Veritiv Operating Co.
10.500% due 11/30/30 ~ $ 265,000 $ 284,737
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 150,000 150,407
VT Topco, Inc.
8.500% due 08/15/30 ~ 50,000 50,906
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 167,000 176,085
WEX, Inc.
6.500% due 03/15/33 ~ 23,000 23,508
Williams Scotsman, Inc.
6.625% due 06/15/29 ~ 107,000 109,544
6.625% due 04/15/30 ~ 98,000 100,962
7.375% due 10/01/31 ~ 72,000 75,238
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 150,000 120,894
41,265,749
Diversified - 0.2%
Clue Opco LLC
9.500% due 10/15/31 ~ † 207,000 221,568
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 149,000 152,039
7.625% due 02/15/31 ~ 127,000 130,926
504,533
Energy - 10.9%
Aethon United BR LP/Aethon United Finance
Corp.
7.500% due 10/01/29 ~ 156,000 162,808
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 171,000 170,499
5.750% due 01/15/28 ~ 203,000 202,756
5.750% due 10/15/33 ~ 31,000 30,882
Archrock Partners LP/Archrock Partners Finance
Corp.
6.250% due 04/01/28 ~ 66,000 66,140
6.625% due 09/01/32 ~ 159,000 163,218
Aris Water Holdings LLC
7.250% due 04/01/30 ~ 74,000 78,183
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ 139,000 138,822
6.625% due 10/15/32 ~ 50,000 51,062
6.625% due 07/15/33 ~ 75,000 76,312
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ † 221,000 216,542
8.500% due 04/30/30 ~ 100,000 102,895
BKV Upstream Midstream LLC
7.500% due 10/15/30 ~ 144,000 144,006
Blue Racer Midstream LLC/Blue Racer Finance
Corp.
7.000% due 07/15/29 ~ 58,000 60,187
Bristow Group, Inc.
6.875% due 03/01/28 ~ 110,000 110,684
Buckeye Partners LP
4.125% due 12/01/27  52,000 51,449
4.500% due 03/01/28 ~ 105,000 103,772
5.850% due 11/15/43  200,000 187,496
6.750% due 02/01/30 ~ 79,000 82,114
6.875% due 07/01/29 ~ 200,000 207,422
California Resources Corp.
due 01/15/34 # ~ 70,000 69,562
a
Principal
Amount Value
8.250% due 06/15/29 ~ $ 243,000 $ 253,603
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.125% due 01/15/27 ~ 50,000 49,608
9.750% due 07/15/28 ~ 220,000 218,868
Caturus Energy LLC
8.500% due 02/15/30 ~ 168,000 175,051
CHC Group LLC
11.750% due 09/01/30 ~ 25,000 24,674
Chord Energy Corp.
6.000% due 10/01/30 ~ 270,000 268,289
6.750% due 03/15/33 ~ 7,000 7,096
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 85,000 84,653
8.375% due 07/01/28 ~ 145,000 150,481
8.625% due 11/01/30 ~ 213,000 220,758
8.750% due 07/01/31 ~ 378,000 387,738
9.625% due 06/15/33 ~ 194,000 205,059
CNX Resources Corp.
6.000% due 01/15/29 ~ 215,000 215,244
7.250% due 03/01/32 ~ 4,000 4,153
7.375% due 01/15/31 ~ 180,000 185,712
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 135,000 130,120
6.750% due 03/01/29 ~ 435,000 433,515
Conuma Resources Ltd. (Canada)
13.125% due 05/01/28 ~ 1,000 987
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 86,000 75,788
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 265,000 262,710
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 226,000 220,229
7.625% due 04/01/32 ~ 233,000 231,550
8.375% due 01/15/34 ~ 253,000 256,559
CVR Energy, Inc.
5.750% due 02/15/28 ~ 200,000 197,080
8.500% due 01/15/29 ~ 103,000 105,350
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 198,000 198,918
8.625% due 03/15/29 ~ 320,000 333,936
Diamond Foreign Asset Co./Diamond Finance
LLC
8.500% due 10/01/30 ~ 175,000 185,576
Energy Transfer LP
6.500% due 02/15/56  365,000 363,647
6.750% due 02/15/56  50,000 49,960
7.125% due 10/01/54  188,000 195,302
8.000% due 05/15/54  100,000 106,936
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 7,000 7,228
Excelerate Energy LP
8.000% due 05/15/30 ~ 212,000 225,832
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 50,000 48,978
Genesis Energy LP/Genesis Energy Finance
Corp.
7.750% due 02/01/28  91,000 91,711
7.875% due 05/15/32  167,000 174,307
8.000% due 05/15/33  90,000 94,205
8.250% due 01/15/29  23,000 24,005
8.875% due 04/15/30  50,000 52,971

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Global Marine, Inc.
7.000% due 06/01/28  $ 150,000 $ 145,875
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  7,000 7,066
7.125% due 07/01/33 ~ 104,000 106,679
8.250% due 01/15/32 ~ 39,000 41,163
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 174,000 178,775
Harvest Midstream I LP
7.500% due 09/01/28 ~ 289,000 292,332
7.500% due 05/15/32 ~ 2,000 2,050
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 125,000 132,178
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 5,000 4,850
5.125% due 06/15/28 ~ 75,000 74,974
5.875% due 03/01/28 ~ 28,000 28,560
6.500% due 06/01/29 ~ 223,000 230,128
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 230,000 226,770
6.000% due 04/15/30 ~ 2,000 1,973
6.000% due 02/01/31 ~ 98,000 94,747
6.250% due 11/01/28 ~ 69,000 69,221
6.875% due 05/15/34 ~ 27,000 26,049
7.250% due 02/15/35 ~ 224,000 219,063
8.375% due 11/01/33 ~ 295,000 310,034
Howard Midstream Energy Partners LLC
6.625% due 01/15/34 ~ 171,000 174,454
Ithaca Energy North Sea PLC (United Kingdom)
8.125% due 10/15/29 ~ 200,000 209,453
ITT Holdings LLC
6.500% due 08/01/29 ~ 308,000 303,026
Kinetik Holdings LP
5.875% due 06/15/30 ~ 313,000 315,055
6.625% due 12/15/28 ~ 88,000 90,391
Kodiak Gas Services LLC
6.500% due 10/01/33 ~ 120,000 122,256
6.750% due 10/01/35 ~ 81,000 83,218
7.250% due 02/15/29 ~ 188,000 195,216
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 12,000 11,904
Long Ridge Energy LLC
8.750% due 02/15/32 ~ 31,000 31,887
Martin Midstream Partners LP/Martin Midstream
Finance Corp.
11.500% due 02/15/28 ~ 80,000 85,146
Matador Resources Co.
6.250% due 04/15/33 ~ 8,000 8,057
6.500% due 04/15/32 ~ 59,000 59,606
6.875% due 04/15/28 ~ 260,000 265,525
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ 267,000 261,830
Murphy Oil Corp.
5.875% due 12/01/42  50,000 43,755
6.000% due 10/01/32 † 233,000 230,029
Nabors Industries, Inc.
7.375% due 05/15/27 ~ 196,000 199,103
8.875% due 08/15/31 ~ 100,000 93,207
9.125% due 01/31/30 ~ 159,333 165,828
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ 50,000 7,539
NFE Financing LLC
12.000% due 11/15/29 ~ † 592,227 174,707
a
Principal
Amount Value
NGL Energy Operating LLC/NGL Energy Finance
Corp.
8.125% due 02/15/29 ~ $ 293,000 $ 300,634
8.375% due 02/15/32 ~ 207,000 212,290
Nine Energy Service, Inc.
13.000% due 02/01/28  24,000 12,102
Noble Finance II LLC
8.000% due 04/15/30 ~ 319,000 330,421
Northern Oil & Gas, Inc.
due 10/15/33 # ~ 30,000 29,900
8.125% due 03/01/28 ~ 94,000 95,652
8.750% due 06/15/31 ~ 145,000 149,980
Northriver Midstream Finance LP (Canada)
6.750% due 07/15/32 ~ 57,000 58,327
NuStar Logistics LP
5.625% due 04/28/27  193,000 194,324
6.375% due 10/01/30  21,000 21,764
Oceaneering International, Inc.
6.000% due 02/01/28  188,000 191,038
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ 98,000 95,513
4.625% due 05/01/30 ~ 68,000 66,156
5.875% due 07/15/27 ~ 132,000 132,139
6.625% due 08/15/32 ~ 208,000 213,869
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  315,000 313,328
7.875% due 09/15/30 ~ 101,000 99,807
9.875% due 03/15/30 ~ 100,000 104,888
Permian Resources Operating LLC
5.875% due 07/01/29 ~ 100,000 100,523
6.250% due 02/01/33 ~ 124,000 126,402
7.000% due 01/15/32 ~ 89,000 92,372
8.000% due 04/15/27 ~ 215,000 218,495
9.875% due 07/15/31 ~ 33,000 35,921
Prairie Acquiror LP
9.000% due 08/01/29 ~ 106,000 110,435
Puma International Financing SA (Singapore)
7.750% due 04/25/29 ~ 150,000 155,526
Range Resources Corp.
4.750% due 02/15/30 ~ 4,000 3,916
Rockies Express Pipeline LLC
4.950% due 07/15/29 ~ 79,000 78,422
6.750% due 03/15/33 ~ 2,000 2,090
7.500% due 07/15/38 ~ 150,000 160,340
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 185,000 191,806
Seadrill Finance Ltd. (Norway)
8.375% due 08/01/30 ~ 233,000 242,090
SESI LLC
due 09/30/30 # ~ 25,000 25,031
SM Energy Co.
6.500% due 07/15/28  58,000 58,420
6.750% due 08/01/29 ~ 276,000 277,538
7.000% due 08/01/32 ~ 220,000 220,330
South Bow Canadian Infrastructure Holdings Ltd.
(Canada)
7.500% due 03/01/55  206,000 218,892
7.625% due 03/01/55  100,000 104,557
Star Holding LLC
8.750% due 08/01/31 ~ 77,000 76,496
Strathcona Resources Ltd. (Canada)
6.875% due 08/01/26 ~ 5,000 5,007

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ $ 122,000 $ 122,697
Sunoco LP
5.625% due 03/15/31 ~ 80,000 79,460
5.875% due 03/15/34 ~ 165,000 163,675
6.250% due 07/01/33 ~ 55,000 56,021
7.000% due 05/01/29 ~ 451,000 467,297
7.250% due 05/01/32 ~ 107,000 112,374
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  66,000 64,434
4.500% due 04/30/30  107,000 103,106
6.000% due 04/15/27  10,000 10,003
7.000% due 09/15/28 ~ 135,000 139,275
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.500% due 01/15/28 ~ 1,000 996
6.000% due 03/01/27 ~ 53,000 53,021
6.000% due 12/31/30 ~ 98,000 96,850
6.750% due 03/15/34 ~ 103,000 102,031
7.375% due 02/15/29 ~ 254,000 261,769
Talos Production, Inc.
9.000% due 02/01/29 ~ 91,000 94,164
9.375% due 02/01/31 ~ 213,000 222,014
TerraForm Power Operating LLC
5.000% due 01/31/28 ~ 261,000 259,311
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 209,000 204,678
TGS ASA (Norway)
8.500% due 01/15/30 ~ 150,000 154,647
Tidewater, Inc.
9.125% due 07/15/30 ~ 128,000 137,361
TransMontaigne Partners LLC
8.500% due 06/15/30 ~ 46,000 47,970
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 109,908 113,136
Transocean International Ltd.
due 10/15/32 # ~ 40,000 40,000
8.000% due 02/01/27 ~ 250,000 249,844
8.250% due 05/15/29 ~ 73,000 72,029
8.500% due 05/15/31 ~ 203,000 199,094
8.750% due 02/15/30 ~ 180,000 189,529
9.350% due 12/15/41  122,000 115,026
Transocean Poseidon Ltd.
6.875% due 02/01/27 ~ 42,300 42,385
USA Compression Partners LP/USA
Compression Finance Corp.
6.250% due 10/01/33 ~ 95,000 95,423
6.875% due 09/01/27  41,000 41,016
7.125% due 03/15/29 ~ 240,000 247,686
Valaris Ltd.
8.375% due 04/30/30 ~ 275,000 285,601
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 195,000 187,040
3.875% due 11/01/33 ~ 134,000 120,833
4.125% due 08/15/31 ~ 147,000 138,845
6.250% due 01/15/30 ~ 295,000 307,853
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ † 410,000 424,551
8.125% due 06/01/28 ~ 393,000 407,058
8.375% due 06/01/31 ~ † 379,000 398,206
9.500% due 02/01/29 ~ 632,000 696,875
9.875% due 02/01/32 ~ 366,000 398,701
a
Principal
Amount Value
Venture Global Plaquemines LNG LLC
6.500% due 01/15/34 ~ $ 406,000 $ 427,633
6.750% due 01/15/36 ~ 209,000 222,126
7.500% due 05/01/33 ~ 219,000 242,134
7.750% due 05/01/35 ~ 301,000 339,929
Vermilion Energy, Inc. (Canada)
6.875% due 05/01/30 ~ 229,000 223,709
7.250% due 02/15/33 ~ 36,000 34,052
Viridien (France)
10.000% due 10/15/30 ~ 31,000 31,890
Vital Energy, Inc.
7.750% due 07/31/29 ~ 100,000 99,110
7.875% due 04/15/32 ~ 105,000 101,999
9.750% due 10/15/30  180,000 188,074
W&T Offshore, Inc.
10.750% due 02/01/29 ~ 100,000 96,853
Warrior Met Coal, Inc.
7.875% due 12/01/28 ~ 127,000 129,434
WBI Operating LLC
due 10/15/30 # ~ 75,000 75,000
due 10/15/33 # ~ 105,000 105,000
Weatherford International Ltd.
due 10/15/33 # ~ 235,000 235,310
8.625% due 04/30/30 ~ 350,000 358,035
Welltec International ApS (Denmark)
8.250% due 10/15/26 ~ 122,000 122,759
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 165,000 167,124
30,369,674
Financial - 12.6%
Acadian Asset Management, Inc.
4.800% due 07/27/26  100,000 99,738
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 145,000 139,820
6.000% due 08/01/29 ~ 157,000 154,894
6.750% due 07/01/32 ~ 216,000 222,589
7.500% due 11/06/30 ~ 246,000 256,462
8.250% due 02/01/29 ~ 100,000 104,450
AG Issuer LLC
6.250% due 03/01/28 ~ 102,000 102,274
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.250% due 10/15/27 ~ 138,000 135,821
5.875% due 11/01/29 ~ 1,000 999
6.500% due 10/01/31 ~ 266,000 272,300
6.750% due 10/15/27 ~ 144,000 144,424
6.750% due 04/15/28 ~ 318,000 323,889
7.000% due 01/15/31 ~ 326,000 337,090
7.375% due 10/01/32 ~ 8,000 8,253
Ally Financial, Inc.
6.646% due 01/17/40  103,000 103,036
6.700% due 02/14/33  150,000 156,334
American National Group, Inc.
7.000% due 12/01/55  100,000 103,172
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 200,000 194,510
6.375% due 02/15/29 ~ 198,000 202,150
Amynta Agency Borrower, Inc. & Amynta
Warranty Borrower, Inc.
7.500% due 07/15/33 ~ 28,000 28,805
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp.
7.000% due 04/15/30 ~ 239,000 242,061

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Anywhere Real Estate Group LLC/Realogy Co-
Issuer Corp.
5.750% due 01/15/29 ~ $ 46,000 $ 44,383
9.750% due 04/15/30 ~ 88,000 96,113
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% due 11/01/29 ~ 203,000 212,023
Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/29 ~ 200,000 192,362
Arbor Realty SR, Inc.
7.875% due 07/15/30 ~ 64,000 67,320
8.500% due 10/15/27 ~ 50,000 50,310
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 361,000 378,028
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 150,000 157,813
Aretec Group, Inc.
7.500% due 04/01/29 ~ 100,000 100,561
10.000% due 08/15/30 ~ 100,286 109,387
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 100,000 99,867
Assurant, Inc.
7.000% due 03/27/48  145,000 148,761
Atlanticus Holdings Corp.
9.750% due 09/01/30 ~ 159,000 158,126
Azorra Finance Ltd.
7.250% due 01/15/31 ~ 45,000 46,970
7.750% due 04/15/30 ~ 224,000 236,414
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 145,000 150,637
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 ~ 37,000 39,069
Blackstone Mortgage Trust, Inc. REIT
3.750% due 01/15/27 ~ 50,000 48,853
Brandywine Operating Partnership LP
due 01/15/31 # 67,000 66,933
3.950% due 11/15/27  50,000 49,113
4.550% due 10/01/29  233,000 222,831
8.875% due 04/12/29  56,000 60,832
Bread Financial Holdings, Inc.
8.375% due 06/15/35 ~ 157,000 161,345
9.750% due 03/15/29 ~ 86,000 91,862
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 100,000 99,792
Brookfield Property REIT, Inc./BPR Cumulus LLC/
BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~ 208,000 204,458
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 200,000 201,214
9.250% due 07/01/31 ~ 188,000 199,997
Cobra AcquisitionCo LLC
12.250% due 11/01/29 ~ 50,000 51,066
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 150,000 142,486
3.625% due 10/01/31 ~ 206,000 183,995
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~ 101,750 91,248
5.250% due 04/15/29 ~ 97,375 90,037
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 180,000 181,509
Credit Acceptance Corp.
6.625% due 03/15/30 ~ 7,000 7,025
a
Principal
Amount Value
9.250% due 12/15/28 ~ $ 103,000 $ 108,343
CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/30 ~ 117,000 117,577
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 167,000 168,651
8.875% due 09/01/31 ~ 110,000 117,492
Diversified Healthcare Trust
4.750% due 02/15/28  109,000 104,005
7.250% due 10/15/30 ~ 40,000 40,703
EF Holdco/EF Cayman Holdings/Ellington Fin
REIT Cayman/TRS/EF Cayman Non-MTM
due 09/30/30 # ~ 80,000 80,000
Encore Capital Group, Inc.
8.500% due 05/15/30 ~ 100,000 106,280
9.250% due 04/01/29 ~ 140,000 147,897
Enova International, Inc.
9.125% due 08/01/29 ~ 193,000 202,848
11.250% due 12/15/28 ~ 63,000 67,051
EZCORP, Inc.
7.375% due 04/01/32 ~ 127,000 135,634
Fidelis Insurance Holdings Ltd. (United Kingdom)
7.750% due 06/15/55  200,000 214,525
Five Point Operating Co. LP
8.000% due 10/01/30 ~ 75,000 76,155
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 103,000 105,560
Freedom Mortgage Corp.
12.000% due 10/01/28 ~ 100,000 106,000
12.250% due 10/01/30 ~ 207,000 231,092
Freedom Mortgage Holdings LLC
8.375% due 04/01/32 ~ 50,000 52,449
9.125% due 05/15/31 ~ 92,000 97,962
9.250% due 02/01/29 ~ 329,000 346,416
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 103,839
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 203,000 206,044
6.875% due 04/15/29 ~ 87,000 90,438
8.000% due 06/15/28 ~ 70,000 74,153
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 271,000 280,319
Global Atlantic Fin Co.
4.700% due 10/15/51 ~ 260,000 256,168
7.950% due 10/15/54 ~ 85,000 90,078
Global Net Lease, Inc.
4.500% due 09/30/28 ~ 50,000 48,952
Global Net Lease, Inc./Global Net Lease
Operating Partnership LP
3.750% due 12/15/27 ~ 100,000 97,148
goeasy Ltd. (Canada)
6.875% due 05/15/30 ~ 77,000 76,674
6.875% due 02/15/31 ~ 134,000 129,910
7.375% due 10/01/30 ~ 75,000 75,434
7.625% due 07/01/29 ~ 290,000 294,108
9.250% due 12/01/28 ~ 40,000 41,775
Hightower Holding LLC
9.125% due 01/31/30 ~ 65,000 69,266
Howard Hughes Corp.
4.125% due 02/01/29 ~ 43,000 41,286
4.375% due 02/01/31 ~ 230,000 215,831

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
7.250% due 02/15/31 ~ $ 400,000 $ 412,140
8.125% due 02/15/32 ~ 52,000 53,997
HUB International Ltd.
5.625% due 12/01/29 ~ 176,000 175,966
7.250% due 06/15/30 ~ 424,000 442,516
7.375% due 01/31/32 ~ 236,000 245,904
Hudson Pacific Properties LP
3.250% due 01/15/30  50,000 42,986
3.950% due 11/01/27  114,000 109,774
5.950% due 02/15/28  200,000 197,378
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 45,000 43,911
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.375% due 02/01/29  124,000 107,144
5.250% due 05/15/27  100,000 98,373
6.250% due 05/15/26  80,000 79,971
9.000% due 06/15/30  156,000 150,551
9.750% due 01/15/29  115,000 116,208
10.000% due 11/15/29 ~ 107,000 107,606
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 175,000 167,211
4.875% due 09/15/29 ~ 200,000 197,051
5.000% due 07/15/28 ~ 172,000 171,084
5.250% due 07/15/30 ~ 371,000 367,146
5.625% due 07/15/32 ~ 287,000 285,703
6.250% due 01/15/33 ~ 421,000 429,742
7.000% due 02/15/29 ~ 227,000 234,104
Jane Street Group/JSG Finance, Inc.
4.500% due 11/15/29 ~ 100,000 97,706
6.125% due 11/01/32 ~ 365,000 370,223
6.750% due 05/01/33 ~ 122,000 126,809
7.125% due 04/30/31 ~ 238,000 249,823
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 91,000 87,996
6.625% due 10/15/31 ~ 170,000 171,266
Jefferson Capital Holdings LLC
8.250% due 05/15/30 ~ 100,000 104,670
9.500% due 02/15/29 ~ 150,000 158,524
Jones Deslauriers Insurance Management, Inc.
(Canada)
6.875% due 10/01/33 ~ 43,000 42,802
8.500% due 03/15/30 ~ 99,000 104,091
Kennedy-Wilson, Inc.
4.750% due 03/01/29  100,000 95,631
4.750% due 02/01/30  121,000 113,090
LD Holdings Group LLC
6.125% due 04/01/28 ~ 55,000 50,911
8.750% due 11/01/27 ~ 170,000 168,180
LFS Topco LLC
8.750% due 07/15/30 ~ 75,000 75,405
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 245,601
4.300% due 02/01/61 ~ 100,000 63,063
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 50,000 47,187
6.500% due 05/01/28 ~ 250,000 248,481
Millrose Properties, Inc.
6.250% due 09/15/32 ~ 199,000 199,644
6.375% due 08/01/30 ~ 100,000 101,776
a
Principal
Amount Value
MPT Operating Partnership LP/MPT Finance
Corp.
3.500% due 03/15/31  $ 255,000 $ 187,768
4.625% due 08/01/29  300,000 250,602
5.000% due 10/15/27 † 285,000 276,367
8.500% due 02/15/32 ~ 139,000 147,802
Nassau Cos., of New York
7.875% due 07/15/30 ~ 156,000 159,457
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 145,000 147,001
5.500% due 08/15/28 ~ 151,000 151,000
6.000% due 01/15/27 ~ 5,000 5,000
6.500% due 08/01/29 ~ 215,000 221,284
7.125% due 02/01/32 ~ 322,000 337,043
Navient Corp.
5.500% due 03/15/29  234,000 229,578
5.625% due 08/01/33  44,000 40,175
7.875% due 06/15/32  163,000 171,722
9.375% due 07/25/30  242,000 267,671
11.500% due 03/15/31  142,000 160,288
Newmark Group, Inc.
7.500% due 01/12/29  160,000 171,759
Office Properties Income Trust
3.250% due 03/15/27 ~ 93,933 78,567
9.000% due 03/31/29 ~ 68,000 69,361
9.000% due 09/30/29 ~ 55,000 35,406
OneMain Finance Corp.
3.875% due 09/15/28  234,000 225,087
4.000% due 09/15/30  230,000 213,989
5.375% due 11/15/29  170,000 168,214
6.125% due 05/15/30  156,000 158,097
6.500% due 03/15/33  89,000 89,252
6.625% due 01/15/28  221,000 226,489
6.625% due 05/15/29  106,000 109,087
6.750% due 03/15/32  204,000 208,033
7.125% due 11/15/31  22,000 22,831
7.125% due 09/15/32  217,000 224,440
7.500% due 05/15/31  233,000 243,774
7.875% due 03/15/30  10,000 10,590
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 20,000 20,673
8.000% due 08/01/33 ~ 32,000 33,192
Oxford Finance LLC/Oxford Finance Co-Issuer
II, Inc.
6.375% due 02/01/27 ~ 50,000 50,039
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 427,000 444,429
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.875% due 05/15/29 ~ 258,000 251,754
5.875% due 10/01/28 ~ 6,000 5,994
7.000% due 02/01/30 ~ 100,000 103,169
PennyMac Financial Services, Inc.
5.750% due 09/15/31 ~ 275,000 272,843
6.750% due 02/15/34 ~ 70,000 71,463
6.875% due 05/15/32 ~ 209,000 216,729
6.875% due 02/15/33 ~ 153,000 158,181
7.125% due 11/15/30 ~ 47,000 48,981
7.875% due 12/15/29 ~ 264,000 280,366
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 ~ 50,000 50,724
Phoenix Aviation Capital Ltd. (Ireland)
9.250% due 07/15/30 ~ 198,000 210,846

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Planet Financial Group LLC
10.500% due 12/15/29 ~ $ 186,000 $ 195,730
PRA Group, Inc.
8.375% due 02/01/28 ~ 151,000 154,565
8.875% due 01/31/30 ~ 184,000 190,107
Prospect Capital Corp.
3.437% due 10/15/28  206,000 185,536
Provident Funding Associates LP/PFG Finance
Corp.
9.750% due 09/15/29 ~ 170,000 179,772
Rfna LP
7.875% due 02/15/30 ~ 279,000 284,509
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~ 112,000 109,934
4.750% due 10/15/27  1,000 996
6.500% due 04/01/32 ~ 154,000 158,441
6.500% due 06/15/33 ~ 117,000 120,576
7.250% due 07/15/28 ~ 69,000 71,234
Rithm Capital Corp.
8.000% due 04/01/29 ~ 232,000 237,646
8.000% due 07/15/30 ~ 100,000 102,461
RLJ Lodging Trust LP
4.000% due 09/15/29 ~ 71,000 67,104
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 432,000 443,688
6.375% due 08/01/33 ~ 664,000 686,153
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
2.875% due 10/15/26 ~ 100,000 98,033
3.625% due 03/01/29 ~ 145,000 138,406
3.875% due 03/01/31 ~ 199,000 186,000
Ryan Specialty LLC
4.375% due 02/01/30 ~ 20,000 19,403
5.875% due 08/01/32 ~ 171,000 173,042
SBA Communications Corp.
3.125% due 02/01/29  294,000 275,279
3.875% due 02/15/27  109,000 107,439
Service Properties Trust
3.950% due 01/15/28  200,000 187,336
4.950% due 10/01/29  150,000 132,330
5.500% due 12/15/27  2,000 1,965
6.237% due 09/30/28 ~ 99,000 87,395
8.375% due 06/15/29  244,000 247,960
8.625% due 11/15/31 ~ 18,000 19,178
8.875% due 06/15/32  234,000 235,520
SLM Corp.
3.125% due 11/02/26  90,000 88,244
6.500% due 01/31/30  17,000 17,729
Starwood Property Trust, Inc.
due 10/15/28 # ~ 83,000 83,076
4.375% due 01/15/27 ~ 130,000 128,991
6.000% due 04/15/30 ~ 129,000 131,065
6.500% due 10/15/30 ~ 49,000 50,738
7.250% due 04/01/29 ~ 63,000 66,232
Stonex Escrow Issuer LLC
6.875% due 07/15/32 ~ 85,000 87,560
StoneX Group, Inc.
7.875% due 03/01/31 ~ 263,000 276,789
Synchrony Financial
7.250% due 02/02/33  233,000 248,752
Texas Capital Bancshares, Inc.
4.000% due 05/06/31  50,000 49,288
a
Principal
Amount Value
TrueNoord Capital DAC (Ireland)
8.750% due 03/01/30 ~ $ 30,000 $ 31,904
United Wholesale Mortgage LLC
5.500% due 04/15/29 ~ 143,000 141,150
5.750% due 06/15/27 ~ 185,000 185,042
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.000% due 01/15/30 ~ 127,000 115,108
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 101,000 98,990
6.500% due 02/15/29 ~ 149,000 140,063
8.625% due 06/15/32 ~ 83,000 79,346
10.500% due 02/15/28 ~ 304,000 320,363
USI, Inc.
7.500% due 01/15/32 ~ 49,000 51,446
UWM Holdings LLC
6.250% due 03/15/31 ~ 149,000 148,383
6.625% due 02/01/30 ~ 275,000 279,995
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/31 ~ 50,000 51,746
Vornado Realty LP
3.400% due 06/01/31  63,000 56,648
Walker & Dunlop, Inc.
6.625% due 04/01/33 ~ 125,000 127,935
XHR LP
4.875% due 06/01/29 ~ 152,000 148,992
35,283,649
Industrial - 10.9%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 221,000 227,661
Advanced Drainage Systems, Inc.
5.000% due 09/30/27 ~ 50,000 49,919
6.375% due 06/15/30 ~ 76,000 77,420
AECOM
6.000% due 08/01/33 ~ 91,000 93,112
AmeriTex HoldCo Intermediate LLC
7.625% due 08/15/33 ~ 28,000 29,169
Amsted Industries, Inc.
4.625% due 05/15/30 ~ 200,000 193,462
6.375% due 03/15/33 ~ 62,000 63,690
Arcosa, Inc.
4.375% due 04/15/29 ~ 179,000 174,213
6.875% due 08/15/32 ~ 66,000 68,991
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 51,000 48,494
4.000% due 09/01/29 ~ 65,000 60,211
6.000% due 06/15/27 ~ 200,000 200,121
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc.
4.125% due 08/15/26 ~ † 440,000 424,578
5.250% due 08/15/27 ~ † 300,000 115,692
Artera Services LLC
8.500% due 02/15/31 ~ 122,000 107,906
ASG Finance DAC (Cyprus)
9.750% due 05/15/29 ~ 240,000 232,872
ATI, Inc.
5.125% due 10/01/31  154,000 151,674
7.250% due 08/15/30  50,000 52,525
Atkore, Inc.
4.250% due 06/01/31 ~ 196,000 182,808

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ATS Corp. (Canada)
4.125% due 12/15/28 ~ $ 150,000 $ 143,855
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 253,000 260,470
6.250% due 03/15/33 ~ 70,000 72,226
Ball Corp.
2.875% due 08/15/30  238,000 216,375
3.125% due 09/15/31  73,000 66,326
5.500% due 09/15/33  228,000 230,593
6.000% due 06/15/29  325,000 333,091
Beacon Mobility Corp.
7.250% due 08/01/30 ~ 54,000 56,182
Boise Cascade Co.
4.875% due 07/01/30 ~ 68,000 66,662
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~ 13,000 13,043
6.750% due 06/15/33 ~ 158,000 165,080
7.000% due 06/01/32 ~ 116,000 121,386
7.250% due 07/01/31 ~ 211,000 223,931
7.450% due 05/01/34 ~ 258,000 285,600
7.500% due 02/01/29 ~ 114,000 118,975
7.875% due 04/15/27 ~ 2,000 2,010
8.750% due 11/15/30 ~ 193,000 208,371
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 343,000 342,336
Brightline East LLC
11.000% due 01/31/30 ~ † 217,000 89,167
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 95,000 89,421
5.000% due 03/01/30 ~ 155,000 153,571
6.375% due 03/01/34 ~ 230,000 237,212
6.750% due 05/15/35 ~ 250,000 261,346
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 150,000 146,554
4.125% due 04/15/29 ~ 69,000 66,862
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 132,697
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ 205,000 198,531
Carriage Purchaser, Inc.
7.875% due 10/15/29 ~ 52,000 48,649
Cascades, Inc./Cascades USA, Inc. (Canada)
5.375% due 01/15/28 ~ 175,000 174,067
Chart Industries, Inc.
7.500% due 01/01/30 ~ 155,000 161,507
9.500% due 01/01/31 ~ 100,000 107,226
Clean Harbors, Inc.
due 10/15/33 # ~ 64,000 64,610
4.875% due 07/15/27 ~ 5,000 5,000
5.125% due 07/15/29 ~ 288,000 285,857
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 50,000 47,082
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 75,000 75,914
6.750% due 04/15/32 ~ 171,000 175,548
6.875% due 01/15/30 ~ 267,000 274,225
8.750% due 04/15/30 ~ 83,000 85,340
Coherent Corp.
5.000% due 12/15/29 ~ 272,000 268,567
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 55,000 44,975
9.500% due 08/15/29 ~ 100,000 97,260
a
Principal
Amount Value
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ $ 14,000 $ 14,676
Crown Americas LLC
5.250% due 04/01/30  93,000 94,320
5.875% due 06/01/33 ~ 119,000 120,307
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26  5,000 5,159
Danaos Corp. (Greece)
8.500% due 03/01/28 ~ 100,000 102,406
Dycom Industries, Inc.
4.500% due 04/15/29 ~ 85,000 83,092
Efesto Bidco SpA Efesto U.S. LLC (Italy)
7.500% due 02/15/32 ~ 215,000 218,961
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 646,000 664,863
6.750% due 07/15/31 ~ 53,000 55,110
Energizer Holdings, Inc.
4.375% due 03/31/29 ~ 280,000 268,903
4.750% due 06/15/28 ~ 135,000 132,844
6.000% due 09/15/33 ~ 50,000 48,964
EnerSys
4.375% due 12/15/27 ~ 100,000 98,675
6.625% due 01/15/32 ~ 100,000 103,033
Enpro, Inc.
6.125% due 06/01/33 ~ 38,000 38,933
Enviri Corp.
5.750% due 07/31/27 ~ 166,000 164,806
Esab Corp.
6.250% due 04/15/29 ~ 175,000 179,997
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 50,000 47,600
FTAI Aviation Investors LLC
5.500% due 05/01/28 ~ 236,000 236,245
5.875% due 04/15/33 ~ 13,000 13,094
7.000% due 05/01/31 ~ 72,000 75,382
7.000% due 06/15/32 ~ 274,000 286,987
7.875% due 12/01/30 ~ 165,333 175,835
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,574
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 85,000 82,993
4.000% due 08/01/28 ~ 187,000 182,745
4.750% due 06/15/29 ~ 224,000 221,489
6.750% due 01/15/31 ~ 179,000 187,533
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 ~ 165,000 162,270
7.500% due 04/15/32 ~ 49,000 51,890
Goat Holdco LLC
6.750% due 02/01/32 ~ 62,000 63,605
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 141,063
Graham Packaging Co., Inc.
7.125% due 08/15/28 ~ 145,000 145,508
Graphic Packaging International LLC
4.750% due 07/15/27 ~ 76,000 75,492
6.375% due 07/15/32 ~ 195,000 198,260
Griffon Corp.
5.750% due 03/01/28  97,000 97,114
Hillenbrand, Inc.
3.750% due 03/01/31  78,000 73,584
Husky Injection Molding Systems Ltd./Titan Co-
Borrower LLC (Canada)
9.000% due 02/15/29 ~ 281,000 294,050

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Imola Merger Corp.
4.750% due 05/15/29 ~ $ 449,000 $ 437,101
Iris Holding, Inc.
10.000% due 12/15/28 ~ 100,000 90,561
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 130,000 129,219
JELD-WEN, Inc.
4.875% due 12/15/27 ~ 154,000 150,423
7.000% due 09/01/32 ~ 65,000 54,942
Knife River Corp.
7.750% due 05/01/31 ~ 15,000 15,762
LABL, Inc.
5.875% due 11/01/28 ~ 41,000 31,844
8.625% due 10/01/31 ~ 313,000 230,185
9.500% due 11/01/28 ~ 150,000 127,618
10.500% due 07/15/27 ~ † 105,000 86,594
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 4,000 3,831
LSB Industries, Inc.
6.250% due 10/15/28 ~ 163,000 160,933
Luna 1.5 SARL (Luxembourg)
12.000% due 07/01/32 ~ 200,000 207,930
Madison IAQ LLC
5.875% due 06/30/29 ~ 215,000 212,586
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ 125,000 131,308
Masterbrand, Inc.
7.000% due 07/15/32 ~ 204,000 211,091
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 376,000 380,156
9.250% due 04/15/27 ~ 402,000 403,259
Maxam Prill SARL (Luxembourg)
7.750% due 07/15/30 ~ 199,000 200,489
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 107,000 113,539
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 68,000 69,896
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/30 ~ 110,000 107,428
Moog, Inc.
4.250% due 12/15/27 ~ 160,000 157,850
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 48,194
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 189,000 187,415
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500% due 04/15/30 ~ 150,000 122,963
Owens-Brockway Glass Container, Inc.
6.625% due 05/13/27 ~ 194,000 193,806
7.250% due 05/15/31 ~ 95,000 96,826
Park-Ohio Industries, Inc.
8.500% due 08/01/30 ~ 48,000 49,803
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 700,000 725,637
6.750% due 03/01/33 ~ 186,000 193,523
Rand Parent LLC
8.500% due 02/15/30 ~ † 225,000 233,993
Reworld Holding Corp.
4.875% due 12/01/29 ~ 175,000 164,741
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 5,000 4,863
a
Principal
Amount Value
Sealed Air Corp.
5.000% due 04/15/29 ~ $ 45,000 $ 44,786
6.875% due 07/15/33 ~ 155,000 168,462
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 272,000 275,970
7.250% due 02/15/31 ~ 128,000 134,473
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 204,000 196,884
Sensata Technologies BV
4.000% due 04/15/29 ~ 137,000 131,638
5.875% due 09/01/30 ~ 210,000 212,018
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 165,000 152,424
6.625% due 07/15/32 ~ 126,000 130,530
Silgan Holdings, Inc.
4.125% due 02/01/28  185,000 180,734
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 146,000 146,168
8.875% due 11/15/31 ~ 348,000 367,812
Spirit AeroSystems, Inc.
4.600% due 06/15/28  23,000 22,990
9.375% due 11/30/29 ~ 275,000 289,979
9.750% due 11/15/30 ~ 134,000 147,540
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 75,000 77,113
Standard Building Solutions, Inc.
6.250% due 08/01/33 ~ 346,000 350,949
6.500% due 08/15/32 ~ 188,000 193,085
Standard Industries, Inc.
3.375% due 01/15/31 ~ 175,000 158,627
4.375% due 07/15/30 ~ 289,000 277,275
4.750% due 01/15/28 ~ 300,000 297,667
Star Leasing Co. LLC
7.625% due 02/15/30 ~ 192,000 186,759
Stonepeak Nile Parent LLC
7.250% due 03/15/32 ~ 50,000 52,693
Terex Corp.
5.000% due 05/15/29 ~ 234,000 230,650
6.250% due 10/15/32 ~ 97,000 98,893
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 211,000 210,415
TopBuild Corp.
3.625% due 03/15/29 ~ 213,000 204,396
4.125% due 02/15/32 ~ 35,000 32,837
5.625% due 01/31/34 ~ 71,000 70,792
Toucan FinCo Ltd./Toucan FinCo Can, Inc./
Toucan FinCo U.S. LLC (Canada)
9.500% due 05/15/30 ~ 217,000 212,775
TransDigm, Inc.
4.625% due 01/15/29  43,000 42,176
4.875% due 05/01/29  4,000 3,944
6.000% due 01/15/33 ~ 285,000 288,410
6.250% due 01/31/34 ~ 33,000 33,962
6.375% due 03/01/29 ~ 603,000 617,262
6.375% due 05/31/33 ~ 438,000 444,019
6.625% due 03/01/32 ~ 567,000 584,461
6.750% due 08/15/28 ~ 255,000 260,179
6.750% due 01/31/34 ~ 188,000 194,519
6.875% due 12/15/30 ~ 179,000 185,628
7.125% due 12/01/31 ~ 228,000 238,109
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 235,000 250,862

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
TriMas Corp.
4.125% due 04/15/29 ~ $ 100,000 $ 97,026
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 112,000 115,923
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 111,000 118,503
12.250% due 01/15/31 ~ 142,000 153,827
Tutor Perini Corp.
11.875% due 04/30/29 ~ 135,000 151,319
Vallourec SACA (France)
7.500% due 04/15/32 ~ 78,000 83,204
Vertiv Group Corp.
4.125% due 11/15/28 ~ 250,000 244,426
Waste Pro USA, Inc.
7.000% due 02/01/33 ~ 108,000 112,136
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ 29,000 30,042
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 09/15/28 ~ 149,000 146,025
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 225,000 231,937
6.375% due 03/15/33 ~ 98,000 101,659
6.625% due 03/15/32 ~ 110,000 114,452
7.250% due 06/15/28 ~ 321,000 325,444
Wilsonart LLC
11.000% due 08/15/32 ~ 87,000 84,757
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 89,000 92,881
XPO, Inc.
7.125% due 06/01/31 ~ 52,000 54,469
7.125% due 02/01/32 ~ 63,000 66,313
30,475,097
Technology - 5.1%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 181,000 181,253
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 295,103
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 109,000 113,269
Amkor Technology, Inc.
5.875% due 10/01/33 ~ 67,000 67,766
ASGN, Inc.
4.625% due 05/15/28 ~ 50,000 49,125
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 543,000 539,021
CACI International, Inc.
6.375% due 06/15/33 ~ 108,000 111,543
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 150,000 157,049
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 134,000 118,256
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 100,000 86,481
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 872,000 880,825
6.625% due 08/15/33 ~ 156,000 158,962
8.250% due 06/30/32 ~ 317,000 336,609
9.000% due 09/30/29 ~ 670,000 695,689
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 200,000 193,508
a
Principal
Amount Value
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 ~ $ 120,000 $ 119,884
6.500% due 10/15/28 ~ 10,000 10,053
CoreLogic, Inc.
4.500% due 05/01/28 ~ 190,000 184,837
CoreWeave, Inc.
9.000% due 02/01/31 ~ 392,000 402,242
9.250% due 06/01/30 ~ 426,000 440,486
Crane NXT Co.
4.200% due 03/15/48  10,000 6,610
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  51,000 48,657
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 203,000 214,645
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 220,000 217,744
Elastic NV
4.125% due 07/15/29 ~ 214,000 205,673
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 98,000 99,805
Entegris, Inc.
4.375% due 04/15/28 ~ 241,000 236,092
5.950% due 06/15/30 ~ 200,000 203,047
Fair Isaac Corp.
4.000% due 06/15/28 ~ 315,000 306,723
6.000% due 05/15/33 ~ 194,000 196,899
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 100,000 104,829
Helios Software Holdings, Inc./ION Corporate
Solutions Finance SARL
4.625% due 05/01/28 ~ 150,000 145,573
8.750% due 05/01/29 ~ 205,000 212,717
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 169,000 173,473
KBR, Inc.
4.750% due 09/30/28 ~ 150,000 148,480
Kioxia Holdings Corp. (Japan)
6.250% due 07/24/30 ~ 296,000 302,256
6.625% due 07/24/33 ~ 325,000 334,475
McAfee Corp.
7.375% due 02/15/30 ~ † 481,000 446,732
NCR Atleos Corp.
9.500% due 04/01/29 ~ 191,000 206,902
NCR Voyix Corp.
5.000% due 10/01/28 ~ 19,000 18,737
5.125% due 04/15/29 ~ 228,000 224,605
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 149,000 144,793
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 301,000 293,040
3.875% due 12/01/29 ~ 47,000 44,484
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 183,000 173,584
4.125% due 12/01/31 ~ 192,000 177,738
Pagaya U.S. Holdings Co. LLC
8.875% due 08/01/30 ~ 168,000 156,851
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 100,000 100,056
7.250% due 03/15/29 ~ 112,000 113,905
Playtika Holding Corp.
4.250% due 03/15/29 ~ 206,000 189,321
Rackspace Finance LLC
3.500% due 05/15/28 ~ 100,000 42,394

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
RingCentral, Inc.
8.500% due 08/15/30 ~ $ 178,000 $ 190,000
ROBLOX Corp.
3.875% due 05/01/30 ~ 185,000 176,626
Rocket Software, Inc.
6.500% due 02/15/29 ~ 97,000 94,583
9.000% due 11/28/28 ~ 175,000 180,657
Science Applications International Corp.
5.875% due 11/01/33 ~ 77,000 77,072
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/31 ~ 65,000 60,332
5.750% due 12/01/34 ~ 50,000 49,964
5.875% due 07/15/30 ~ 109,000 111,171
8.250% due 12/15/29 ~ 245,000 259,970
Seagate HDD Cayman
8.500% due 07/15/31  260,000 275,901
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 316,000 315,786
6.500% due 06/01/32 ~ 68,000 70,378
Synaptics, Inc.
4.000% due 06/15/29 ~ 100,000 95,803
Twilio, Inc.
3.625% due 03/15/29  250,000 238,515
UKG, Inc.
6.875% due 02/01/31 ~ 475,000 490,480
Unisys Corp.
10.625% due 01/15/31 ~ 100,000 106,628
Virtusa Corp.
7.125% due 12/15/28 ~ 131,000 128,461
Xerox Corp.
6.750% due 12/15/39  50,000 23,083
10.250% due 10/15/30 ~ 190,000 193,258
13.500% due 04/15/31 ~ † 358,000 346,928
Xerox Holdings Corp.
8.875% due 11/30/29 ~ 17,000 9,269
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 46,000 47,283
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp.
3.875% due 02/01/29 ~ 167,000 158,489
14,333,438
Utilities - 3.1%
AES Corp.
6.950% due 07/15/55  78,000 76,742
7.600% due 01/15/55  290,000 301,044
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  154,000 150,387
Alpha Generation LLC
6.750% due 10/15/32 ~ 110,000 113,630
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 250,000 259,018
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750% due 05/20/27  42,000 42,022
9.375% due 06/01/28 ~ 223,000 229,269
9.500% due 06/01/30 ~ 28,000 29,337
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 270,000 276,926
Calpine Corp.
4.500% due 02/15/28 ~ 182,000 181,353
4.625% due 02/01/29 ~ 70,000 69,367
5.000% due 02/01/31 ~ 237,000 236,456
5.125% due 03/15/28 ~ 255,000 255,319
a
Principal
Amount Value
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ $ 31,000 $ 28,480
4.750% due 03/15/28 ~ 273,000 269,919
ContourGlobal Power Holdings SA (United
Kingdom)
6.750% due 02/28/30 ~ 19,000 19,760
DPL LLC
4.350% due 04/15/29  50,000 49,121
Edison International
7.875% due 06/15/54  158,000 161,222
8.125% due 06/15/53  100,000 102,350
EUSHI Finance, Inc.
7.625% due 12/15/54  167,000 175,392
Hawaiian Electric Co., Inc.
6.000% due 10/01/33 ~ 80,000 80,745
Leeward Renewable Energy Operations LLC
4.250% due 07/01/29 ~ 150,000 141,877
Lightning Power LLC
7.250% due 08/15/32 ~ 183,400 194,301
NRG Energy, Inc.
due 01/15/34 # ~ 148,000 147,941
due 01/15/36 # ~ 269,000 269,207
3.375% due 02/15/29 ~ 250,000 236,524
3.625% due 02/15/31 ~ 199,000 184,147
5.250% due 06/15/29 ~ 264,000 263,346
5.750% due 01/15/28  3,000 3,009
5.750% due 07/15/29 ~ 275,000 276,704
6.000% due 02/01/33 ~ 104,000 105,698
6.250% due 11/01/34 ~ 218,000 223,606
PacifiCorp
7.375% due 09/15/55  250,000 263,579
Pattern Energy Operations LP/Pattern Energy
Operations, Inc.
4.500% due 08/15/28 ~ 210,000 204,835
PG&E Corp.
5.000% due 07/01/28  200,000 198,301
7.375% due 03/15/55  332,000 341,671
Pike Corp.
5.500% due 09/01/28 ~ 266,000 265,367
Talen Energy Supply LLC
8.625% due 06/01/30 ~ 319,000 338,837
TransAlta Corp. (Canada)
6.500% due 03/15/40  50,000 49,917
7.750% due 11/15/29  150,000 156,081
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 145,000 142,070
5.000% due 07/31/27 ~ 139,000 138,644
6.875% due 04/15/32 ~ 329,000 344,334
7.750% due 10/15/31 ~ 432,000 457,452
XPLR Infrastructure Operating Partners LP
4.500% due 09/15/27 ~ 125,000 122,717
7.250% due 01/15/29 ~ 76,000 78,085
8.375% due 01/15/31 ~ 269,000 282,122
8.625% due 03/15/33 ~ 95,000 99,697
8,637,928
Total Corporate Bonds & Notes
    (Cost $272,478,293) 275,386,729
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.6%
    (Cost $272,523,284) 275,388,314

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $1,362,769 or 0.5% of the Fund’s net assets were in default.
a Shares Value
SECURITIES LENDING COLLATERAL - 3.8%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity Funds
3.990% 2,536,303 $ 2,536,303
Principal
Amount
Repurchase Agreements - 2.9%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$4,309,357; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $4,395,544) $ 4,308,851 4,308,851
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$3,925,677; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$4,000,389) 3,919,290 3,919,290
8,228,141
Total Securities Lending Collateral
(Cost $10,764,444) 10,764,444
a
TOTAL INVESTMENTS - 102.4%
(Cost $283,287,728) 286,152,758
OTHER ASSETS & LIABILITIES, NET - (2.4%) (6,670,273)
NET ASSETS - 100.0% $ 279,482,485

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 0.3%
spacing
Anglogold Ashanti PLC (United Kingdom)  2,234 $ 157,117
Carpenter Technology Corp. 311 76,363
Ecolab, Inc. 2,119 580,310
Sherwin-Williams Co. 7,220 2,499,997
Steel Dynamics, Inc. 493 68,739
3,382,526
Communications - 18.5%
spacing
Airbnb, Inc. Class A * 14,523 1,763,383
Alphabet, Inc. Class A  122,402 29,755,926
Alphabet, Inc. Class C  99,665 24,273,411
Amazon.com, Inc. * 202,507 44,464,462
AppLovin Corp. Class A * 8,142 5,850,353
Arista Networks, Inc. * 35,230 5,133,363
AST SpaceMobile, Inc. †* 6,259 307,192
Booking Holdings, Inc. 1,043 5,631,439
CDW Corp. 347 55,270
Chewy, Inc. Class A * 6,856 277,325
Coupang, Inc. * (South Korea)  42,400 1,365,280
DoorDash, Inc. Class A * 12,253 3,332,693
Etsy, Inc. * 2,137 141,875
Expedia Group, Inc. 4,114 879,368
FactSet Research Systems, Inc. 90 25,784
GCI Liberty, Inc. Class A * 19 714
GCI Liberty, Inc. Class C * 149 5,553
Gen Digital, Inc. 2,182 61,947
GoDaddy, Inc. Class A * 4,803 657,195
Liberty Broadband Corp. Class A * 98 6,206
Liberty Broadband Corp. Class C * 748 47,528
Liberty Media Corp.-Liberty Formula One
Class A * 157 14,950
Liberty Media Corp.-Liberty Formula One
Class C * 2,309 241,175
Lyft, Inc. Class A * 2,333 51,349
Meta Platforms, Inc. Class A  54,551 40,061,163
Motorola Solutions, Inc. 2,397 1,096,124
Netflix, Inc. * 14,474 17,353,168
Nexstar Media Group, Inc. 62 12,260
Palo Alto Networks, Inc. * 22,433 4,567,807
Pinterest, Inc. Class A * 9,901 318,515
Reddit, Inc. Class A * 3,912 899,721
Robinhood Markets, Inc. Class A * 3,338 477,935
Roku, Inc. * 637 63,783
Spotify Technology SA * 5,253 3,666,594
Trade Desk, Inc. Class A * 15,070 738,581
Trump Media & Technology Group Corp. * 3,401 55,844
Uber Technologies, Inc. * 68,757 6,736,123
Ubiquiti, Inc. 154 101,729
Wayfair, Inc. Class A * 647 57,797
200,550,885
Consumer, Cyclical - 9.5%
spacing
Alaska Air Group, Inc. * 774 38,530
Allison Transmission Holdings, Inc. 522 44,307
American Airlines Group, Inc. * 2,009 22,581
AutoZone, Inc. * 87 373,251
Birkenstock Holding PLC * (Germany)  655 29,639
BJ's Wholesale Club Holdings, Inc. * 707 65,928
Burlington Stores, Inc. * 2,187 556,591
Carnival Corp. * 11,144 322,173
a Shares Value
Carvana Co. * 4,508 $ 1,700,598
Casey's General Stores, Inc. 173 97,800
Cava Group, Inc. * 3,222 194,641
Chipotle Mexican Grill, Inc. * 45,809 1,795,255
Choice Hotels International, Inc. 302 32,287
Churchill Downs, Inc. 1,675 162,492
Copart, Inc. * 28,128 1,264,916
Core & Main, Inc. Class A * 3,850 207,245
Costco Wholesale Corp. 15,158 14,030,700
Darden Restaurants, Inc. 3,735 710,995
Deckers Outdoor Corp. * 5,110 518,001
Domino's Pizza, Inc. 353 152,394
DraftKings, Inc. Class A * 16,057 600,532
Dutch Bros, Inc. Class A * 3,727 195,071
Fastenal Co. 32,197 1,578,941
Ferguson Enterprises, Inc. 435 97,692
Floor & Decor Holdings, Inc. Class A * 1,207 88,956
Flutter Entertainment PLC * (United Kingdom)  4,950 1,257,300
Freshpet, Inc. * 525 28,933
Hilton Worldwide Holdings, Inc. 7,881 2,044,647
Home Depot, Inc. 25,914 10,500,094
Las Vegas Sands Corp. 10,463 562,805
Light & Wonder, Inc. * 2,796 234,696
Lithia Motors, Inc. 105 33,180
Live Nation Entertainment, Inc. * 5,376 878,438
Lululemon Athletica, Inc. * 2,077 369,561
Marriott International, Inc. Class A  5,965 1,553,525
McDonald's Corp. 1,372 416,937
Murphy USA, Inc. 645 250,428
Norwegian Cruise Line Holdings Ltd. * 13,957 343,761
On Holding AG Class A * (Switzerland)  7,491 317,244
O'Reilly Automotive, Inc. * 26,749 2,883,810
Planet Fitness, Inc. Class A * 2,794 290,017
Pool Corp. 245 75,967
Ralph Lauren Corp. 118 37,000
RB Global, Inc. (Canada)  412 44,644
Restaurant Brands International, Inc. (Canada)  7,101 455,458
RH * 142 28,849
Ross Stores, Inc. 2,142 326,419
Royal Caribbean Cruises Ltd. 8,652 2,799,614
SharkNinja, Inc. * 578 59,621
SiteOne Landscape Supply, Inc. * 384 49,459
Somnigroup International, Inc. 6,972 587,949
Southwest Airlines Co. 1,967 62,767
Starbucks Corp. 5,177 437,974
Tapestry, Inc. 6,402 724,834
Tesla, Inc. * 94,260 41,919,307
Texas Roadhouse, Inc. 2,250 373,837
TJX Cos., Inc. 19,099 2,760,569
TKO Group Holdings, Inc. 1,071 216,299
Tractor Supply Co. 18,154 1,032,418
Travel & Leisure Co. 754 44,855
Ulta Beauty, Inc. * 413 225,808
Vail Resorts, Inc. 974 145,681
Viking Holdings Ltd. * 6,135 381,352
Walmart, Inc. 14,846 1,530,029
Wendy's Co. 3,617 33,132
Williams-Sonoma, Inc. 647 126,456
Wingstop, Inc. 921 231,797
WW Grainger, Inc. 1,292 1,231,224
Wyndham Hotels & Resorts, Inc. 2,100 167,790
Yum! Brands, Inc. 3,212 488,224
103,446,225

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Consumer, Non-Cyclical - 8.8%
spacing
AbbVie, Inc. 60,501 $ 14,008,402
Affirm Holdings, Inc. * 5,332 389,663
Alnylam Pharmaceuticals, Inc. * 4,262 1,943,472
Amgen, Inc. 13,550 3,823,810
Apellis Pharmaceuticals, Inc. * 3,903 88,325
Automatic Data Processing, Inc. 12,902 3,786,737
Avis Budget Group, Inc. * 275 44,158
Block, Inc. * 6,973 503,939
Booz Allen Hamilton Holding Corp. 4,296 429,385
Boston Scientific Corp. * 8,630 842,547
Bright Horizons Family Solutions, Inc. * 278 30,182
Bristol-Myers Squibb Co. 13,684 617,148
Cardinal Health, Inc. 4,031 632,706
Celsius Holdings, Inc. * 5,333 306,594
Cencora, Inc. 6,253 1,954,250
Chemed Corp. 64 28,655
Cigna Group 760 219,070
Cintas Corp. 11,741 2,409,958
Coca-Cola Co. 64,895 4,303,836
Coca-Cola Consolidated, Inc. 302 35,382
Colgate-Palmolive Co. 13,012 1,040,179
Corcept Therapeutics, Inc. * 3,071 255,231
Corpay, Inc. * 2,355 678,381
Darling Ingredients, Inc. * 962 29,697
DaVita, Inc. * 1,150 152,801
Dexcom, Inc. * 13,294 894,553
Eli Lilly & Co. 27,360 20,875,680
Equifax, Inc. 715 183,419
Exact Sciences Corp. * 376 20,571
Exelixis, Inc. * 6,929 286,168
Gilead Sciences, Inc. 11,450 1,270,950
Grand Canyon Education, Inc. * 330 72,442
H&R Block, Inc. 591 29,887
Halozyme Therapeutics, Inc. * 4,007 293,873
HCA Healthcare, Inc. 1,263 538,291
Hershey Co. 520 97,266
IDEXX Laboratories, Inc. * 2,756 1,760,781
Incyte Corp. * 1,496 126,876
Insmed, Inc. * 5,926 853,403
Inspire Medical Systems, Inc. * 1,056 78,355
Insulet Corp. * 2,412 744,657
Intuitive Surgical, Inc. * 12,188 5,450,839
Ionis Pharmaceuticals, Inc. * 4,702 307,605
Kimberly-Clark Corp. 4,132 513,773
Masimo Corp. * 1,420 209,521
McKesson Corp. 3,956 3,056,168
Medpace Holdings, Inc. * 733 376,879
Molina Healthcare, Inc. * 1,076 205,903
Monster Beverage Corp. * 23,823 1,603,526
Moody's Corp. 5,309 2,529,632
Morningstar, Inc. 584 135,494
Natera, Inc. * 4,336 697,966
Neurocrine Biosciences, Inc. * 2,791 391,801
Paylocity Holding Corp. * 1,473 234,605
Penumbra, Inc. * 1,326 335,902
PepsiCo, Inc. 6,381 896,148
Performance Food Group Co. * 560 58,262
Quanta Services, Inc. 3,896 1,614,580
Repligen Corp. * 340 45,448
ResMed, Inc. 1,148 314,242
Rollins, Inc. 9,578 562,612
Sarepta Therapeutics, Inc. * 1,966 37,885
a Shares Value
Shift4 Payments, Inc. Class A * 2,311 $ 178,871
Sprouts Farmers Market, Inc. * 3,388 368,614
Stryker Corp. 3,023 1,117,512
Summit Therapeutics, Inc. †* 4,272 88,260
Sysco Corp. 8,692 715,699
Tempus AI, Inc. †* 2,631 212,348
Toast, Inc. Class A * 15,059 549,804
U-Haul Holding Co. 1,251 63,676
Ultragenyx Pharmaceutical, Inc. * 3,409 102,543
Valvoline, Inc. * 3,769 135,345
Verisk Analytics, Inc. 2,825 710,516
Vertex Pharmaceuticals, Inc. * 8,783 3,439,774
Viking Therapeutics, Inc. * 315 8,278
Waters Corp. * 1,032 309,404
WEX, Inc. *
166
26,150
WillScot Holdings Corp. 2,054 43,360
Zoetis, Inc. 12,157 1,778,812
96,109,437
Energy - 0.3%
spacing
Cheniere Energy, Inc. 3,333 783,188
Enphase Energy, Inc. * 4,337 153,487
HF Sinclair Corp. 633 33,131
Phillips 66 1,066 144,997
Schlumberger NV 4,333 148,925
Targa Resources Corp. 7,334 1,228,738
Texas Pacific Land Corp. 646 603,132
Williams Cos., Inc. 2,362 149,633
3,245,231
Financial - 5.9%
spacing
Ally Financial, Inc. 779 30,537
American Express Co. 6,150 2,042,784
American Tower Corp. REIT 15,974 3,072,120
Ameriprise Financial, Inc. 2,964 1,456,065
Aon PLC Class A  6,624 2,361,986
Apollo Global Management, Inc. 9,805 1,306,712
ARES Management Corp. Class A  6,426 1,027,453
Arthur J Gallagher & Co. 549 170,047
Bank of America Corp. 18,304 944,303
Bank of New York Mellon Corp. 1,607 175,099
Blackstone, Inc. 24,996 4,270,567
Blue Owl Capital, Inc. 20,730 350,959
Brookfield Asset Management Ltd.
Class A (Canada)  4,349 247,632
Brown & Brown, Inc. 1,067 100,074
CBRE Group, Inc. Class A * 1,195 188,284
Charles Schwab Corp. 5,123 489,093
Circle Internet Group, Inc. * 258 34,206
Citigroup, Inc. 11,219 1,138,729
Coinbase Global, Inc. Class A * 736 248,393
CoStar Group, Inc. * 1,892 159,628
Credit Acceptance Corp. * 26 12,140
Equitable Holdings, Inc. 10,096 512,675
Everest Group Ltd. 227 79,502
Freedom Holding Corp. * (Kazakhstan)  549 94,499
Goldman Sachs Group, Inc. 554 441,178
Hamilton Lane, Inc. Class A  953 128,455
Houlihan Lokey, Inc. 754 154,811
Interactive Brokers Group, Inc. Class A  827 56,906
Jefferies Financial Group, Inc. 1,051 68,756
Jones Lang LaSalle, Inc. * 381 113,645
Kinsale Capital Group, Inc. 736 312,991
KKR & Co., Inc. 5,734 745,133

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Lamar Advertising Co. Class A REIT 2,951 $ 361,261
Lazard, Inc. 779 41,116
LPL Financial Holdings, Inc. 2,711 901,923
Markel Group, Inc. * 93 177,756
Marsh & McLennan Cos., Inc. 1,990 401,045
Mastercard, Inc. Class A  27,784 15,803,817
NU Holdings Ltd. Class A * (Brazil)  114,234 1,828,886
Pinnacle Financial Partners, Inc. 9 844
Popular, Inc. 124 15,749
Progressive Corp. 945 233,368
Public Storage REIT 730 210,860
Ryan Specialty Holdings, Inc. 3,559 200,585
Simon Property Group, Inc. REIT 2,439 457,727
SLM Corp. 1,054 29,175
SoFi Technologies, Inc. * 4,969 131,281
Sun Communities, Inc. REIT 885 114,165
TPG, Inc. 4,475 257,089
Tradeweb Markets, Inc. Class A  358 39,731
UDR, Inc. REIT 809 30,143
UWM Holdings Corp. 1,158 7,052
Visa, Inc. Class A  58,168 19,857,392
Western Alliance Bancorp 826 71,631
XP, Inc. Class A (Brazil)  1,078 20,256
63,728,214
Industrial - 4.2%
spacing
3M Co. 2,962 459,643
AAON, Inc. 2,320 216,781
Amphenol Corp. Class A  41,178 5,095,777
Armstrong World Industries, Inc. 362 70,956
Axon Enterprise, Inc. * 2,547 1,827,829
Boeing Co. * 3,461 746,988
BWX Technologies, Inc. 471 86,838
Carlisle Cos., Inc. 193 63,489
Caterpillar, Inc. 1,938 924,717
Comfort Systems USA, Inc. 1,188 980,314
Eagle Materials, Inc. 74 17,245
EMCOR Group, Inc. 507 329,317
FTAI Aviation Ltd. 3,452 576,001
GE Vernova, Inc. 9,337 5,741,321
General Electric Co. 35,912 10,803,048
HEICO Corp. 1,483 478,742
HEICO Corp. Class A  2,615 664,445
Howmet Aerospace, Inc. 13,694 2,687,174
Illinois Tool Works, Inc. 3,254 848,513
Jabil, Inc. 2,374 515,562
James Hardie Industries PLC * 2,635 50,618
Karman Holdings, Inc. * 969 69,962
Lennox International, Inc. 1,094 579,120
Leonardo DRS, Inc. 1,087 49,350
Loar Holdings, Inc. * 1,469 117,520
Lockheed Martin Corp. 1,980 988,436
MasTec, Inc. * 479 101,936
Old Dominion Freight Line, Inc. 384 54,059
RBC Bearings, Inc. * 230 89,767
Rocket Lab Corp. †* 13,951 668,392
Rockwell Automation, Inc. 351 122,685
Simpson Manufacturing Co., Inc. 204 34,162
Spirit AeroSystems Holdings, Inc. Class A * 421 16,251
StandardAero, Inc. * 154 4,203
Tetra Tech, Inc. 1,808 60,351
TopBuild Corp. * 81 31,660
Trane Technologies PLC 7,613 3,212,381
TransDigm Group, Inc. 332 437,583
a Shares Value
Union Pacific Corp. 1,588 $ 375,355
Veralto Corp. 3,155 336,354
Vertiv Holdings Co. Class A  12,992 1,959,973
Waste Management, Inc. 12,634 2,789,966
XPO, Inc. * 863 111,560
45,396,344
Technology - 50.2%
spacing
Adobe, Inc. * 14,535 5,127,221
Advanced Micro Devices, Inc. * 32,171 5,204,946
Appfolio, Inc. Class A * 790 217,771
Apple, Inc. 467,784 119,111,840
Applied Materials, Inc. 7,769 1,590,625
Astera Labs, Inc. * 4,294 840,765
Atlassian Corp. Class A * 5,463 872,441
Autodesk, Inc. * 7,276 2,311,367
Bentley Systems, Inc. Class B  5,214 268,417
Broadcom, Inc. 150,527 49,660,363
Broadridge Financial Solutions, Inc. 3,593 855,745
Cadence Design Systems, Inc. * 9,318 3,273,041
Cloudflare, Inc. Class A * 10,538 2,261,349
Confluent, Inc. Class A * 10,123 200,435
Crowdstrike Holdings, Inc. Class A * 8,341 4,090,260
Datadog, Inc. Class A * 10,535 1,500,184
Dayforce, Inc. * 496 34,169
Dell Technologies, Inc. Class C  1,419 201,172
Docusign, Inc. * 5,162 372,129
DoubleVerify Holdings, Inc. * 1,475 17,670
Doximity, Inc. Class A * 4,738 346,585
Dropbox, Inc. Class A * 2,151 64,982
Duolingo, Inc. * 1,264 406,806
Dynatrace, Inc. * 10,228 495,547
Elastic NV * 3,054 258,032
Entegris, Inc. 893 82,567
ExlService Holdings, Inc. * 5,048 222,263
Fair Isaac Corp. * 660 987,710
Fiserv, Inc. * 5,087 655,867
Fortinet, Inc. * 21,730 1,827,058
Gartner, Inc. * 2,618 688,194
Gitlab, Inc. Class A * 4,794 216,114
Globant SA * 153 8,779
Guidewire Software, Inc. * 2,788 640,850
HubSpot, Inc. * 1,727 807,891
Intuit, Inc. 9,325 6,368,136
KLA Corp. 4,545 4,902,237
Kyndryl Holdings, Inc. * 16 480
Lam Research Corp. 43,667 5,847,011
Lattice Semiconductor Corp. * 3,955 289,981
Lumentum Holdings, Inc. * 196 31,891
MACOM Technology Solutions Holdings, Inc. * 574 71,457
Manhattan Associates, Inc. * 2,059 422,054
Marvell Technology, Inc. 2,150 180,750
Microsoft Corp. 237,531 123,029,181
MongoDB, Inc. * 275 85,354
Monolithic Power Systems, Inc. 1,581 1,455,532
MSCI, Inc. 1,236 701,319
nCino, Inc. * 547 14,829
NetApp, Inc. 2,640 312,734
Nutanix, Inc. Class A * 2,331 173,403
NVIDIA Corp. 748,388 139,634,233
Okta, Inc. * 2,212 202,840
Onto Innovation, Inc. * 247 31,917
Oracle Corp. 56,549 15,903,841
Palantir Technologies, Inc. Class A * 74,598 13,608,167

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Paychex, Inc. 3,475 $ 440,491
Paycom Software, Inc. 998 207,724
Pegasystems, Inc. 1,054 60,605
Procore Technologies, Inc. * 3,792 276,513
PTC, Inc. * 504 102,322
Pure Storage, Inc. Class A * 9,092 762,001
QUALCOMM, Inc. 8,388 1,395,428
RingCentral, Inc. Class A * 3,154 89,384
ROBLOX Corp. Class A * 20,864 2,890,081
Rubrik, Inc. Class A * 2,163 177,907
Salesforce, Inc. 3,550 841,350
Samsara, Inc. Class A * 8,971 334,170
SentinelOne, Inc. Class A * 7,691 135,439
ServiceNow, Inc. * 7,058 6,495,336
Snowflake, Inc. Class A * 10,674 2,407,521
Strategy, Inc. Class A * 483 155,627
Super Micro Computer, Inc. * 7,974 382,274
Synopsys, Inc. * 4,627 2,282,916
Take-Two Interactive Software, Inc. * 2,088 539,456
Teradata Corp. * 793 17,057
Texas Instruments, Inc. 12,699 2,333,187
Twilio, Inc. Class A * 770 77,069
Tyler Technologies, Inc. * 1,195 625,176
Unity Software, Inc. * 675 27,027
Veeva Systems, Inc. Class A * 4,013 1,195,513
Workday, Inc. Class A * 7,348 1,768,884
Zscaler, Inc. * 3,326 996,669
546,005,629
Utilities - 0.3%
spacing
NRG Energy, Inc. 6,497 1,052,189
Vistra Corp. 11,553 2,263,464
3,315,653
Total Common Stocks
    (Cost $674,462,962) 1,065,180,144
EXCHANGE-TRADED FUNDS - 1.6%
iShares Russell 1000 Growth 35,139 16,459,459
a
Total Exchange-Traded Funds
    (Cost $16,250,627) 16,459,459
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.6%
    (Cost $690,713,589) 1,081,639,603
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.990% 285,466 285,466
Principal
Amount Value
Repurchase Agreements - 0.0%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$485,026; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $494,726) $ 484,969 $ 484,969
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$441,842; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $450,251) 441,123 441,123
926,092
Total Securities Lending Collateral
(Cost $1,211,558) 1,211,558
a
TOTAL INVESTMENTS - 99.6%
(Cost $691,925,147) 1,082,851,161
DERIVATIVES - 0.0% 64,928
OTHER ASSETS & LIABILITIES, NET - 0.4% 4,124,442
NET ASSETS - 100.0% $ 1,087,040,531

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Growth Index 12/25 26 $ 6,123,462 $ 6,188,390 $ 64,928

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.3%
Basic Materials - 2.9%
spacing
Air Products & Chemicals, Inc. 8,061 $ 2,198,396
Albemarle Corp. 4,098 332,266
Alcoa Corp. 9,883 325,052
Anglogold Ashanti PLC (United Kingdom)  16,061 1,129,570
Ashland, Inc. 2,010 96,299
Axalta Coating Systems Ltd. * 8,348 238,920
Carpenter Technology Corp. 1,404 344,738
Celanese Corp. 3,955 166,426
CF Industries Holdings, Inc. 5,877 527,167
Cleveland-Cliffs, Inc. * 17,248 210,426
Dow, Inc. 25,083 575,153
DuPont de Nemours, Inc. 15,245 1,187,585
Eastman Chemical Co. 4,313 271,935
Ecolab, Inc. 6,836 1,872,107
Element Solutions, Inc. 7,834 197,182
FMC Corp. 4,398 147,905
Freeport-McMoRan, Inc. 51,902 2,035,596
Huntsman Corp. 6,788 60,956
International Flavors & Fragrances, Inc. 9,082 558,906
International Paper Co. 19,259 893,618
Linde PLC 17,041 8,094,475
LyondellBasell Industries NV Class A  9,081 445,332
Mosaic Co. 11,185 387,896
MP Materials Corp. * 4,740 317,912
NewMarket Corp. 210 173,924
Newmont Corp. 39,868 3,361,271
Nucor Corp. 8,375 1,134,226
Olin Corp. 4,934 123,301
PPG Industries, Inc. 8,354 878,089
Reliance, Inc. 1,871 525,433
Royal Gold, Inc. 2,329 467,151
RPM International, Inc. 4,506 531,167
Sherwin-Williams Co. 837 289,820
Southern Copper Corp. (Mexico)  2,926 355,099
Steel Dynamics, Inc. 4,502 627,714
Westlake Corp. 1,270 97,866
31,180,879
Communications - 11.8%
spacing
Alphabet, Inc. Class A  74,871 18,201,140
Alphabet, Inc. Class C  60,963 14,847,539
Amazon.com, Inc. * 95,701 21,013,069
AST SpaceMobile, Inc. * 577 28,319
AT&T, Inc. 254,553 7,188,577
Booking Holdings, Inc. 76 410,345
CDW Corp. 4,519 719,786
Charter Communications, Inc. Class A * 3,211 883,362
Ciena Corp. * 5,119 745,685
Cisco Systems, Inc. 144,435 9,882,243
Comcast Corp. Class A  132,902 4,175,781
Corning, Inc. 28,331 2,323,992
eBay, Inc. 16,713 1,520,047
Etsy, Inc. * 1,437 95,402
F5, Inc. * 2,138 690,980
FactSet Research Systems, Inc. 1,258 360,404
Fox Corp. Class A  7,693 485,121
Fox Corp. Class B  5,227 299,455
Frontier Communications Parent, Inc. * 9,158 342,051
GCI Liberty, Inc. Class A * 103 3,868
GCI Liberty, Inc. Class C * 639 23,816
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
a Shares Value
Gen Digital, Inc. 17,360 $ 492,850
IAC, Inc. * 2,327 79,281
Interpublic Group of Cos., Inc. 13,074 364,895
Iridium Communications, Inc. 3,097 54,074
Liberty Broadband Corp. Class A * 516 32,678
Liberty Broadband Corp. Class C * 3,197 203,137
Liberty Global Ltd. Class A * (Belgium)  5,097 58,412
Liberty Global Ltd. Class C * (Belgium)  5,988 70,359
Liberty Media Corp.-Liberty Formula One
Class A * 679 64,654
Liberty Media Corp.-Liberty Formula One
Class C * 5,361 559,956
Lyft, Inc. Class A * 11,847 260,752
Maplebear, Inc. * 5,961 219,126
Match Group, Inc. 8,665 306,048
Meta Platforms, Inc. Class A  14,131 10,377,524
Millicom International Cellular SA (Guatemala)  3,642 176,783
Motorola Solutions, Inc. 3,500 1,600,515
New York Times Co. Class A  6,053 347,442
News Corp. Class A  13,420 412,128
News Corp. Class B  4,477 154,680
Nexstar Media Group, Inc. 939 185,678
Omnicom Group, Inc. † 6,852 558,644
Pinterest, Inc. Class A * 10,540 339,072
Robinhood Markets, Inc. Class A * 23,261 3,330,510
Roku, Inc. * 4,209 421,447
Sirius XM Holdings, Inc. 7,692 179,031
T-Mobile U.S., Inc. 16,479 3,944,743
Trump Media & Technology Group Corp. * 2,816 46,239
VeriSign, Inc. 3,067 857,441
Verizon Communications, Inc. 153,262 6,735,865
Walt Disney Co. 65,716 7,524,482
Warner Bros Discovery, Inc. * 84,516 1,650,598
Wayfair, Inc. Class A * 2,726 243,514
Zillow Group, Inc. Class A * 1,971 146,721
Zillow Group, Inc. Class C * 6,040 465,382
126,705,643
Consumer, Cyclical - 8.1%
spacing
Alaska Air Group, Inc. * 3,590 178,710
Allison Transmission Holdings, Inc. 2,505 212,624
Amer Sports, Inc. * (Finland)  5,288 183,758
American Airlines Group, Inc. * 21,437 240,952
Aptiv PLC * (Jersey)  7,982 688,208
Aramark 9,356 359,270
Aurora Innovation, Inc. * 40,067 215,961
AutoNation, Inc. * 1,065 232,990
AutoZone, Inc. * 511 2,192,313
Bath & Body Works, Inc. 7,547 194,411
Best Buy Co., Inc. 6,851 518,073
Birkenstock Holding PLC * (Germany)  1,274 57,648
BJ's Wholesale Club Holdings, Inc. * 3,948 368,151
BorgWarner, Inc. 8,135 357,615
Boyd Gaming Corp. 2,059 178,001
Brunswick Corp. 2,199 139,065
Caesars Entertainment, Inc. * 7,654 206,849
CarMax, Inc. * 5,484 246,067
Carnival Corp. * 27,123 784,126
Casey's General Stores, Inc. 1,155 652,945
Choice Hotels International, Inc. 666 71,202
Churchill Downs, Inc. 362 35,118
Columbia Sportswear Co. 1,271 66,473
Copart, Inc. * 2,329 104,735
Core & Main, Inc. Class A * 2,751 148,086

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Crocs, Inc. * 2,159 $ 180,384
Cummins, Inc. 4,994 2,109,316
Darden Restaurants, Inc. 208 39,595
Delta Air Lines, Inc. 23,666 1,343,046
Dick's Sporting Goods, Inc. 2,346 521,328
Dillard's, Inc. Class A  96 58,990
Dolby Laboratories, Inc. Class A  2,074 150,095
Dollar General Corp. 8,091 836,205
Dollar Tree, Inc. * 7,209 680,313
Domino's Pizza, Inc. 785 338,892
DR Horton, Inc. 9,663 1,637,589
Fastenal Co. 7,479 366,770
Ferguson Enterprises, Inc. 6,614 1,485,372
Five Below, Inc. * 1,908 295,168
Floor & Decor Holdings, Inc. Class A * 2,625 193,463
Flutter Entertainment PLC * (United Kingdom)  1,073 272,542
Ford Motor Co. 141,661 1,694,266
Freshpet, Inc. * 1,222 67,344
GameStop Corp. Class A †* 14,925 407,154
Gap, Inc. 9,038 193,323
General Motors Co. 34,549 2,106,453
Gentex Corp. 8,672 245,418
Genuine Parts Co. 5,145 713,097
Harley-Davidson, Inc. 4,085 113,971
Hasbro, Inc. 4,685 355,357
Home Depot, Inc. 8,596 3,483,013
Hyatt Hotels Corp. Class A  1,394 197,850
Lear Corp. 2,083 209,571
Lennar Corp. Class A  8,123 1,023,823
Lennar Corp. Class B  259 31,077
Liberty Media Corp.-Liberty Live Class A * 563 53,091
Liberty Media Corp.-Liberty Live Class C * 1,508 146,231
Lithia Motors, Inc. 805 254,380
LKQ Corp. 9,199 280,937
Lowe's Cos., Inc. 20,338 5,111,143
Lucid Group, Inc. †* 5,160 122,756
Lululemon Athletica, Inc. * 1,581 281,307
Macy's, Inc. 10,875 194,989
Madison Square Garden Sports Corp. * 628 142,556
Marriott International, Inc. Class A  1,878 489,106
Mattel, Inc. * 11,190 188,328
McDonald's Corp. 24,474 7,437,404
MGM Resorts International * 7,263 251,736
MSC Industrial Direct Co., Inc. Class A  1,640 151,110
Newell Brands, Inc. 18,215 95,447
NIKE, Inc. Class B  41,986 2,927,684
Norwegian Cruise Line Holdings Ltd. * 1,545 38,053
NVR, Inc. * 103 827,570
Ollie's Bargain Outlet Holdings, Inc. * 2,336 299,942
O'Reilly Automotive, Inc. * 2,520 271,681
PACCAR, Inc. 18,701 1,838,682
Penn Entertainment, Inc. * 5,330 102,656
Penske Automotive Group, Inc. 627 109,042
Pool Corp. 1,036 321,233
PulteGroup, Inc. 7,134 942,615
PVH Corp. 1,672 140,063
QuantumScape Corp. * 15,218 187,486
QXO, Inc. * 23,000 438,380
Ralph Lauren Corp. 1,285 402,925
RB Global, Inc. (Canada)  6,451 699,030
Restaurant Brands International, Inc. (Canada)  4,158 266,694
RH * 490 99,548
Rivian Automotive, Inc. Class A * 27,474 403,318
Ross Stores, Inc. 9,354 1,425,456
a Shares Value
Scotts Miracle-Gro Co. 1,615 $ 91,974
SharkNinja, Inc. * 2,407 248,282
SiteOne Landscape Supply, Inc. * 1,067 137,430
Southwest Airlines Co. 15,720 501,625
Starbucks Corp. 35,814 3,029,864
Tapestry, Inc. 607 68,725
Target Corp. 16,494 1,479,512
Thor Industries, Inc. 1,805 187,160
TJX Cos., Inc. 20,295 2,933,439
TKO Group Holdings, Inc. 1,398 282,340
Toll Brothers, Inc. 3,544 489,568
Travel & Leisure Co. 1,496 88,997
Ulta Beauty, Inc. * 1,200 656,100
Under Armour, Inc. Class A * 9,235 46,083
Under Armour, Inc. Class C * 5,838 28,198
United Airlines Holdings, Inc. * 11,841 1,142,657
Vail Resorts, Inc. 294 43,974
VF Corp. 13,795 199,062
Walmart, Inc. 142,104 14,645,238
Watsco, Inc. 1,234 498,906
Wendy's Co. 4,236 38,802
WESCO International, Inc. 1,822 385,353
Whirlpool Corp. † 1,890 148,554
Williams-Sonoma, Inc. 3,729 728,833
WW Grainger, Inc. 246 234,428
Wyndham Hotels & Resorts, Inc. 280 22,372
Wynn Resorts Ltd. 2,961 379,807
YETI Holdings, Inc. * 3,039 100,834
Yum! Brands, Inc. 6,716 1,020,832
86,785,664
Consumer, Non-Cyclical - 18.9%
spacing
Abbott Laboratories 62,836 8,416,254
Acadia Healthcare Co., Inc. * 3,472 85,967
ADT, Inc. 17,890 155,822
Affirm Holdings, Inc. * 3,855 281,723
Agilent Technologies, Inc. 10,340 1,327,139
Albertsons Cos., Inc. Class A  14,588 255,436
Align Technology, Inc. * 2,430 304,285
Altria Group, Inc. 61,214 4,043,797
Amgen, Inc. 5,121 1,445,146
API Group Corp. * 13,613 467,879
Archer-Daniels-Midland Co. 17,464 1,043,299
Automatic Data Processing, Inc. 1,000 293,500
Avantor, Inc. * 23,419 292,269
Avery Dennison Corp. 2,757 447,103
Avis Budget Group, Inc. * 494 79,324
Baxter International, Inc. 18,159 413,480
Becton Dickinson & Co. 10,380 1,942,825
BellRing Brands, Inc. * 4,408 160,231
Bio-Rad Laboratories, Inc. Class A * 742 208,049
Bio-Techne Corp. 5,559 309,247
Biogen, Inc. * 5,407 757,413
BioMarin Pharmaceutical, Inc. * 6,739 364,984
Block, Inc. * 12,579 909,084
Boston Beer Co., Inc. Class A * 247 52,221
Boston Scientific Corp. * 44,331 4,328,036
Bright Horizons Family Solutions, Inc. * 1,740 188,912
Bristol-Myers Squibb Co. 59,725 2,693,597
Brown-Forman Corp. Class A  1,536 41,334
Brown-Forman Corp. Class B  5,235 141,764
Bruker Corp. 3,662 118,978
Bunge Global SA 5,110 415,187
Campbell's Co. † 7,075 223,428

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Cardinal Health, Inc. 4,307 $ 676,027
Caris Life Sciences, Inc. * 965 29,191
Centene Corp. * 17,783 634,497
Certara, Inc. * 3,835 46,864
Charles River Laboratories International, Inc. * 1,729 270,519
Chemed Corp. 464 207,751
Church & Dwight Co., Inc. 9,093 796,820
Cigna Group 8,800 2,536,600
Clarivate PLC * 16,852 64,543
Clorox Co. 4,369 538,698
Coca-Cola Co. 72,165 4,785,983
Coca-Cola Consolidated, Inc. 1,584 185,581
Colgate-Palmolive Co. 15,387 1,230,037
Conagra Brands, Inc. 17,888 327,529
Constellation Brands, Inc. Class A  5,304 714,290
Cooper Cos., Inc. * 7,460 511,458
Corteva, Inc. 24,825 1,678,915
Coty, Inc. Class A * 14,203 57,380
CVS Health Corp. 45,449 3,426,400
Danaher Corp. 23,151 4,589,917
Darling Ingredients, Inc. * 4,923 151,973
Dentsply Sirona, Inc. 7,734 98,144
Edwards Lifesciences Corp. * 20,885 1,624,226
Elanco Animal Health, Inc. * 18,315 368,864
Elevance Health, Inc. 8,206 2,651,523
elf Beauty, Inc. * 1,941 257,144
Encompass Health Corp. 3,531 448,508
Envista Holdings Corp. * 6,059 123,422
Equifax, Inc. 3,750 961,988
Estee Lauder Cos., Inc. Class A  8,645 761,797
Euronet Worldwide, Inc. * 1,501 131,803
Exact Sciences Corp. * 6,239 341,336
Exelixis, Inc. * 2,316 95,651
Flowers Foods, Inc. 7,088 92,498
FTI Consulting, Inc. * 1,185 191,555
GE HealthCare Technologies, Inc. 16,609 1,247,336
General Mills, Inc. 20,036 1,010,215
Gilead Sciences, Inc. 33,026 3,665,886
Global Payments, Inc. 9,021 749,465
Globus Medical, Inc. Class A * 4,185 239,675
Grand Canyon Education, Inc. * 702 154,103
GXO Logistics, Inc. * 3,995 211,296
H&R Block, Inc. 4,236 214,215
HCA Healthcare, Inc. 4,889 2,083,692
Henry Schein, Inc. * 3,883 257,715
Hershey Co. 4,648 869,408
Hologic, Inc. * 7,907 533,643
Hormel Foods Corp. 10,042 248,439
Humana, Inc. 4,401 1,145,008
Illumina, Inc. * 5,608 532,592
Incyte Corp. * 4,158 352,640
Ingredion, Inc. 2,264 276,457
Insmed, Inc. * 397 57,172
Ionis Pharmaceuticals, Inc. * 374 24,467
IQVIA Holdings, Inc. * 6,130 1,164,332
J.M. Smucker Co. 3,674 398,996
Jazz Pharmaceuticals PLC * 2,138 281,788
Johnson & Johnson 87,326 16,191,987
Kellanova 10,082 826,926
Kenvue, Inc. 69,191 1,122,970
Keurig Dr. Pepper, Inc. 47,097 1,201,444
Kimberly-Clark Corp. 7,716 959,407
Kraft Heinz Co. 31,452 819,010
Kroger Co. 22,005 1,483,357
a Shares Value
Labcorp Holdings, Inc. 3,075 $ 882,710
Lamb Weston Holdings, Inc. 4,829 280,468
ManpowerGroup, Inc. 1,855 70,304
MarketAxess Holdings, Inc. 1,258 219,207
McCormick & Co., Inc. 8,975 600,517
McKesson Corp. 343 264,981
Medtronic PLC 46,536 4,432,089
Merck & Co., Inc. 91,433 7,673,972
Moderna, Inc. * 12,851 331,941
Molina Healthcare, Inc. * 814 155,767
Molson Coors Beverage Co. Class B  5,946 269,057
Mondelez International, Inc. Class A  47,014 2,936,965
Morningstar, Inc. 268 62,179
Neurocrine Biosciences, Inc. * 496 69,628
NIQ Global Intelligence PLC * 1,887 29,626
Organon & Co. 9,928 106,031
Paylocity Holding Corp. * 191 30,421
PayPal Holdings, Inc. * 34,713 2,327,854
PepsiCo, Inc. 42,917 6,027,263
Performance Food Group Co. * 4,741 493,254
Perrigo Co. PLC 4,573 101,841
Pfizer, Inc. 206,153 5,252,778
Philip Morris International, Inc. 56,537 9,170,301
Pilgrim's Pride Corp. 1,361 55,420
Post Holdings, Inc. * 1,788 192,174
Primo Brands Corp. 9,101 201,132
Procter & Gamble Co. 85,236 13,096,511
Qiagen NV 7,555 337,557
Quanta Services, Inc. 1,176 487,358
Quest Diagnostics, Inc. 4,121 785,380
Regeneron Pharmaceuticals, Inc. 3,785 2,128,192
Repligen Corp. * 1,606 214,674
ResMed, Inc. 4,052 1,109,154
Revolution Medicines, Inc. * 6,144 286,925
Revvity, Inc. 4,259 373,301
Reynolds Consumer Products, Inc. 1,558 38,124
Robert Half, Inc. 3,838 130,415
Roivant Sciences Ltd. * 13,430 203,196
Royalty Pharma PLC Class A  13,839 488,240
S&P Global, Inc. 11,143 5,423,410
Seaboard Corp. 11 40,117
Service Corp. International 4,938 410,940
Smithfield Foods, Inc. 1,583 37,169
Solventum Corp. * 5,357 391,061
Sotera Health Co. * 6,071 95,497
STERIS PLC 3,563 881,629
Stryker Corp. 9,278 3,429,798
Sysco Corp. 7,989 657,814
Teleflex, Inc. 1,540 188,434
Tenet Healthcare Corp. * 3,217 653,180
Thermo Fisher Scientific, Inc. 13,704 6,646,714
TransUnion 7,073 592,576
Tyson Foods, Inc. Class A  9,918 538,547
U-Haul Holding Co. 2,070 105,363
U.S. Foods Holding Corp. * 8,140 623,687
United Rentals, Inc. 2,329 2,223,403
United Therapeutics Corp. * 1,631 683,732
UnitedHealth Group, Inc. 33,022 11,402,497
Universal Health Services, Inc. Class B  1,947 398,045
Valvoline, Inc. * 843 30,272
Verisk Analytics, Inc. 1,984 498,996
Viatris, Inc. 42,042 416,216
Viking Therapeutics, Inc. * 3,558 93,504
Waters Corp. * 1,007 301,909

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
West Pharmaceutical Services, Inc. 2,538 $ 665,794
WEX, Inc. * 1,106 174,228
WillScot Holdings Corp. 4,377 92,398
Zimmer Biomet Holdings, Inc. 7,335 722,498
Zoetis, Inc. 3,200 468,224
202,945,345
Energy - 5.9%
spacing
Antero Midstream Corp. 11,855 230,461
Antero Resources Corp. * 10,270 344,661
APA Corp. 13,034 316,466
Baker Hughes Co. 35,987 1,753,287
Cheniere Energy, Inc. 4,450 1,045,661
Chevron Corp. 69,700 10,823,713
Chord Energy Corp. 2,094 208,081
Civitas Resources, Inc. 3,795 123,338
ConocoPhillips 45,936 4,345,086
Coterra Energy, Inc. 26,742 632,448
Devon Energy Corp. 22,958 804,907
Diamondback Energy, Inc. 6,980 998,838
DT Midstream, Inc. 3,841 434,263
EOG Resources, Inc. 19,831 2,223,452
EQT Corp. 22,552 1,227,505
Expand Energy Corp. 8,101 860,650
Exxon Mobil Corp. 157,247 17,729,599
First Solar, Inc. * 3,744 825,664
Halliburton Co. 31,689 779,549
HF Sinclair Corp. 5,100 266,934
Kinder Morgan, Inc. 70,566 1,997,723
Marathon Petroleum Corp. 11,151 2,149,244
Matador Resources Co. 4,611 207,172
NOV, Inc. 14,775 195,769
Occidental Petroleum Corp. 25,592 1,209,222
ONEOK, Inc. 22,676 1,654,668
Ovintiv, Inc. 9,676 390,717
Permian Resources Corp. 24,907 318,810
Phillips 66 13,735 1,868,235
Range Resources Corp. 8,369 315,009
Schlumberger NV 50,126 1,722,831
TechnipFMC PLC (United Kingdom)  14,777 582,953
Valero Energy Corp. 11,327 1,928,535
Viper Energy, Inc. Class A  5,982 228,632
Weatherford International PLC 2,523 172,649
Williams Cos., Inc. 41,851 2,651,261
63,567,993
Financial - 24.6%
spacing
Affiliated Managers Group, Inc. 990 236,046
Aflac, Inc. 17,676 1,974,409
AGNC Investment Corp. REIT † 39,649 388,164
Agree Realty Corp. REIT 3,777 268,318
Air Lease Corp. 3,692 234,996
Alexandria Real Estate Equities, Inc. REIT 6,080 506,707
Allstate Corp. 9,576 2,055,488
Ally Financial, Inc. 8,250 323,400
American Express Co. 13,396 4,449,615
American Financial Group, Inc. 2,344 341,568
American Homes 4 Rent Class A REIT 12,844 427,063
American International Group, Inc. 20,908 1,642,114
Americold Realty Trust, Inc. REIT 10,234 125,264
Ameriprise Financial, Inc. 306 150,323
Annaly Capital Management, Inc. REIT 23,601 476,976
Aon PLC Class A  568 202,537
Apollo Global Management, Inc. 4,437 591,319
a Shares Value
Arch Capital Group Ltd. 13,291 $ 1,205,892
Arthur J Gallagher & Co. 8,642 2,676,773
Assurant, Inc. 1,796 389,014
Assured Guaranty Ltd. 1,537 130,107
AvalonBay Communities, Inc. REIT 5,204 1,005,257
Axis Capital Holdings Ltd. 2,637 252,625
Bank of America Corp. 225,304 11,623,433
Bank of New York Mellon Corp. 23,745 2,587,255
Bank OZK 3,997 203,767
Berkshire Hathaway, Inc. Class B * 66,930 33,648,388
Blackrock, Inc. 5,536 6,454,256
BOK Financial Corp. 960 106,982
Brighthouse Financial, Inc. * 2,302 122,190
Brixmor Property Group, Inc. REIT 11,036 305,477
Brookfield Asset Management Ltd.
Class A (Canada)  8,878 505,513
Brown & Brown, Inc. 9,077 851,332
BXP, Inc. REIT 5,614 417,345
Camden Property Trust REIT 3,878 414,093
Capital One Financial Corp. 22,810 4,848,950
Carlyle Group, Inc. 9,271 581,292
Cboe Global Markets, Inc. 3,802 932,441
CBRE Group, Inc. Class A * 9,604 1,513,206
Charles Schwab Corp. 56,519 5,395,869
Chubb Ltd. 13,505 3,811,786
Cincinnati Financial Corp. 5,666 895,795
Circle Internet Group, Inc. †* 1,397 185,214
Citigroup, Inc. 54,429 5,524,544
Citizens Financial Group, Inc. 16,014 851,304
CME Group, Inc. 13,050 3,525,980
CNA Financial Corp. 674 31,314
Coinbase Global, Inc. Class A * 6,881 2,322,269
Columbia Banking System, Inc. 10,491 270,038
Comerica, Inc. 4,627 317,042
Commerce Bancshares, Inc. 4,369 261,091
CoStar Group, Inc. * 13,339 1,125,411
Cousins Properties, Inc. REIT 5,993 173,437
Credit Acceptance Corp. * 140 65,370
Crown Castle, Inc. REIT 15,744 1,519,139
CubeSmart REIT 8,024 326,256
Cullen/Frost Bankers, Inc. 2,054 260,386
Digital Realty Trust, Inc. REIT 12,240 2,116,051
East West Bancorp, Inc. 4,845 515,750
EastGroup Properties, Inc. REIT 1,953 330,565
EPR Properties REIT 2,793 162,022
Equinix, Inc. REIT 3,546 2,777,369
Equity LifeStyle Properties, Inc. REIT 7,242 439,589
Equity Residential REIT 13,743 889,584
Essex Property Trust, Inc. REIT 2,259 604,644
Evercore, Inc. Class A  1,307 440,877
Everest Group Ltd. 1,358 475,612
Extra Space Storage, Inc. REIT 7,696 1,084,674
Federal Realty Investment Trust REIT 3,236 327,839
Fidelity National Financial, Inc. 9,216 557,476
Fifth Third Bancorp 24,303 1,082,699
First American Financial Corp. 3,313 212,827
First Citizens BancShares, Inc. Class A  350 626,206
First Hawaiian, Inc. 4,415 109,625
First Horizon Corp. 17,821 402,933
First Industrial Realty Trust, Inc. REIT 4,459 229,505
FNB Corp. 12,242 197,219
Franklin Resources, Inc. 10,896 252,025
Freedom Holding Corp. * (Kazakhstan)  184 31,672
Gaming & Leisure Properties, Inc. REIT 10,035 467,731

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Globe Life, Inc. 3,154 $ 450,927
Goldman Sachs Group, Inc. 10,322 8,219,925
Hamilton Lane, Inc. Class A  492 66,317
Hanover Insurance Group, Inc. 1,369 248,652
Hartford Insurance Group, Inc. 10,193 1,359,644
Healthcare Realty Trust, Inc. REIT 11,632 209,725
Healthpeak Properties, Inc. REIT 24,468 468,562
Highwoods Properties, Inc. REIT 3,681 117,129
Host Hotels & Resorts, Inc. REIT 24,308 413,722
Houlihan Lokey, Inc. 1,186 243,510
Howard Hughes Holdings, Inc. * 1,065 87,511
Huntington Bancshares, Inc. 53,083 916,743
Interactive Brokers Group, Inc. Class A  14,730 1,013,571
Intercontinental Exchange, Inc. 20,702 3,487,873
Invesco Ltd. 13,980 320,701
Invitation Homes, Inc. REIT 21,689 636,138
Iron Mountain, Inc. REIT 10,703 1,091,064
Janus Henderson Group PLC 4,810 214,093
Jefferies Financial Group, Inc. 4,102 268,353
Jones Lang LaSalle, Inc. * 1,300 387,764
JPMorgan Chase & Co. 100,782 31,789,666
Kemper Corp. 2,256 116,297
KeyCorp 34,888 652,057
Kilroy Realty Corp. REIT 4,018 169,761
Kimco Realty Corp. REIT 24,864 543,278
KKR & Co., Inc. 18,474 2,400,696
Lazard, Inc. 2,571 135,697
Lincoln National Corp. 5,763 232,422
Lineage, Inc. REIT 2,325 89,838
Loews Corp. 6,057 608,062
M&T Bank Corp. 5,681 1,122,679
Markel Group, Inc. * 367 701,469
Marsh & McLennan Cos., Inc. 15,786 3,181,353
Medical Properties Trust, Inc. REIT † 22,066 111,875
MetLife, Inc. 20,415 1,681,584
MGIC Investment Corp. 8,270 234,620
Mid-America Apartment Communities, Inc. REIT 4,125 576,386
Millrose Properties, Inc. REIT 4,153 139,582
Morgan Stanley 41,793 6,643,415
Mr. Cooper Group, Inc. 2,225 469,008
Nasdaq, Inc. 14,965 1,323,654
National Storage Affiliates Trust REIT 2,989 90,328
NNN REIT, Inc. 6,549 278,791
Northern Trust Corp. 6,897 928,336
Old Republic International Corp. 8,656 367,620
Omega Healthcare Investors, Inc. REIT 10,566 446,097
OneMain Holdings, Inc. 4,257 240,350
Park Hotels & Resorts, Inc. REIT 6,180 68,474
Pinnacle Financial Partners, Inc. 2,519 236,257
PNC Financial Services Group, Inc. 14,338 2,880,934
Popular, Inc. 2,150 273,072
Primerica, Inc. 1,280 355,315
Principal Financial Group, Inc. 7,873 652,750
Progressive Corp. 20,198 4,987,896
Prologis, Inc. REIT 33,660 3,854,743
Prosperity Bancshares, Inc. 3,356 222,671
Prudential Financial, Inc. 12,572 1,304,219
Public Storage REIT 4,977 1,437,606
Raymond James Financial, Inc. 6,661 1,149,689
Rayonier, Inc. REIT 6,199 164,522
Realty Income Corp. REIT 32,820 1,995,128
Regency Centers Corp. REIT 6,403 466,779
Regions Financial Corp. 32,599 859,636
Reinsurance Group of America, Inc. 2,484 477,251
a Shares Value
RenaissanceRe Holdings Ltd. (Bermuda)  1,694 $ 430,157
Rexford Industrial Realty, Inc. REIT 8,793 361,480
Rithm Capital Corp. REIT 20,561 234,190
RLI Corp. 2,847 185,681
Rocket Cos., Inc. Class A † 9,310 180,428
SBA Communications Corp. REIT 3,965 766,633
SEI Investments Co. 3,991 338,636
Simon Property Group, Inc. REIT 9,148 1,716,805
SLM Corp. 6,393 176,958
SoFi Technologies, Inc. * 35,464 936,959
Southstate Bank Corp. 3,555 351,483
STAG Industrial, Inc. REIT 6,889 243,113
Starwood Property Trust, Inc. REIT 12,663 245,282
State Street Corp. 10,271 1,191,539
Stifel Financial Corp. 3,541 401,797
Sun Communities, Inc. REIT 3,621 467,109
Synchrony Financial 13,493 958,678
Synovus Financial Corp. 4,915 241,228
T. Rowe Price Group, Inc. 7,755 795,973
TFS Financial Corp. 1,107 14,585
TPG, Inc. 282 16,201
Tradeweb Markets, Inc. Class A  3,786 420,170
Travelers Cos., Inc. 8,204 2,290,721
Truist Financial Corp. 46,812 2,140,245
U.S. Bancorp 56,676 2,739,151
UDR, Inc. REIT 11,070 412,468
Unum Group 6,135 477,180
UWM Holdings Corp. 6,351 38,678
Ventas, Inc. REIT 16,438 1,150,496
VICI Properties, Inc. REIT 38,425 1,253,039
Virtu Financial, Inc. Class A  2,856 101,388
Vornado Realty Trust REIT 6,187 250,759
Voya Financial, Inc. 3,362 251,478
W.R. Berkley Corp. 10,595 811,789
Webster Financial Corp. 6,358 377,920
Wells Fargo & Co. 117,028 9,809,287
Welltower, Inc. REIT 24,284 4,325,952
Western Alliance Bancorp 3,024 262,241
Western Union Co. 10,416 83,224
Weyerhaeuser Co. REIT 25,692 636,905
White Mountains Insurance Group Ltd. 95 158,794
Willis Towers Watson PLC 3,549 1,226,002
Wintrust Financial Corp. 2,529 334,941
WP Carey, Inc. REIT 7,683 519,140
XP, Inc. Class A (Brazil)  13,951 262,139
Zions Bancorp NA 5,141 290,878
264,130,321
Industrial - 12.5%
spacing
3M Co. 16,238 2,519,813
A.O. Smith Corp. 4,097 300,761
Acuity, Inc. 1,151 396,393
Advanced Drainage Systems, Inc. 2,504 347,305
AECOM 4,691 612,035
AGCO Corp. 2,359 252,578
Allegion PLC 3,050 540,918
Amcor PLC 84,563 691,725
AMETEK, Inc. 8,360 1,571,680
Applied Industrial Technologies, Inc. 1,351 352,679
AptarGroup, Inc. 2,319 309,958
Armstrong World Industries, Inc. 1,117 218,943
Arrow Electronics, Inc. * 1,830 221,430
ATI, Inc. * 5,125 416,868
Avnet, Inc. 2,960 154,749

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ball Corp. 10,068 $ 507,629
Boeing Co. * 22,576 4,872,578
Builders FirstSource, Inc. * 3,947 478,574
BWX Technologies, Inc. 2,791 514,577
Carlisle Cos., Inc. 1,341 441,135
Carrier Global Corp. 28,788 1,718,644
Caterpillar, Inc. 14,734 7,030,328
CH Robinson Worldwide, Inc. 4,164 551,314
Clean Harbors, Inc. * 1,796 417,067
CNH Industrial NV 31,114 337,587
Cognex Corp. 6,161 279,093
Coherent Corp. * 5,438 585,781
Crane Co. 1,846 339,922
CRH PLC 24,611 2,950,859
Crown Holdings, Inc. 4,103 396,309
CSX Corp. 68,118 2,418,870
Curtiss-Wright Corp. 1,393 756,315
Deere & Co. 8,866 4,054,067
Donaldson Co., Inc. 4,064 332,638
Dover Corp. 4,994 833,149
Eagle Materials, Inc. 1,097 255,645
Eaton Corp. PLC 14,221 5,322,209
EMCOR Group, Inc. 1,055 685,265
Emerson Electric Co. 20,452 2,682,893
Esab Corp. 2,202 246,051
Everus Construction Group, Inc. * 2,036 174,587
Expeditors International of Washington, Inc. 4,859 595,665
FedEx Corp. 7,777 1,833,894
Flex Ltd. * 13,551 785,551
Flowserve Corp. 5,053 268,516
Fortive Corp. 12,549 614,776
Fortune Brands Innovations, Inc. 4,166 222,423
Garmin Ltd. 5,914 1,456,145
Gates Industrial Corp. PLC * 9,625 238,892
Generac Holdings, Inc. * 2,070 346,518
General Dynamics Corp. 9,170 3,126,970
Graco, Inc. 5,885 499,990
Graphic Packaging Holding Co. 11,428 223,646
Hayward Holdings, Inc. * 8,395 126,932
Hexcel Corp. 2,875 180,262
Honeywell International, Inc. 23,077 4,857,709
Hubbell, Inc. 1,969 847,280
Huntington Ingalls Industries, Inc. 1,468 422,652
IDEX Corp. 2,679 436,034
Illinois Tool Works, Inc. 7,152 1,864,956
Ingersoll Rand, Inc. 14,695 1,214,101
Ingram Micro Holding Corp. 1,499 32,214
ITT, Inc. 2,868 512,684
Jabil, Inc. 1,299 282,104
Jacobs Solutions, Inc. 4,319 647,245
James Hardie Industries PLC * 1,519 29,180
JB Hunt Transport Services, Inc. 2,829 379,567
Johnson Controls International PLC 23,957 2,634,072
Keysight Technologies, Inc. * 6,277 1,097,973
Kirby Corp. * 1,933 161,309
Knight-Swift Transportation Holdings, Inc. 5,580 220,466
L3Harris Technologies, Inc. 6,777 2,069,764
Landstar System, Inc. 1,330 163,005
Leonardo DRS, Inc. 1,626 73,820
Lincoln Electric Holdings, Inc. 1,922 453,265
Littelfuse, Inc. 902 233,627
Lockheed Martin Corp. 5,469 2,730,179
Louisiana-Pacific Corp. 2,233 198,380
Martin Marietta Materials, Inc. 2,178 1,372,750
a Shares Value
Masco Corp. 7,480 $ 526,517
MasTec, Inc. * 1,741 370,502
Mettler-Toledo International, Inc. * 763 936,666
Middleby Corp. * 1,787 237,546
Mohawk Industries, Inc. * 1,986 256,035
MSA Safety, Inc. 1,389 239,005
Mueller Industries, Inc. 3,844 388,667
Nordson Corp. 1,910 433,475
Norfolk Southern Corp. 8,195 2,461,860
Northrop Grumman Corp. 4,921 2,998,464
nVent Electric PLC 6,026 594,405
Old Dominion Freight Line, Inc. 6,459 909,298
Oshkosh Corp. 2,416 313,355
Otis Worldwide Corp. 14,340 1,311,106
Owens Corning 3,009 425,653
Packaging Corp. of America 3,279 714,592
Parker-Hannifin Corp. 4,671 3,541,319
Pentair PLC 5,798 642,186
Ralliant Corp. 4,426 193,549
RBC Bearings, Inc. * 876 341,894
Regal Rexnord Corp. 2,341 335,793
Republic Services, Inc. 7,351 1,686,907
Rockwell Automation, Inc. 3,781 1,321,573
RTX Corp. 48,550 8,123,872
Ryder System, Inc. 1,426 269,001
Saia, Inc. * 945 282,895
Schneider National, Inc. Class B  1,616 34,195
Sealed Air Corp. 4,534 160,277
Sensata Technologies Holding PLC 5,056 154,461
Silgan Holdings, Inc. 3,253 139,912
Simpson Manufacturing Co., Inc. 1,467 245,664
Smurfit WestRock PLC 19,188 816,833
Snap-on, Inc. 1,817 629,645
Sonoco Products Co. 3,793 163,440
Spirit AeroSystems Holdings, Inc. Class A * 3,839 148,185
StandardAero, Inc. * 4,578 124,934
Stanley Black & Decker, Inc. 5,479 407,254
TD SYNNEX Corp. 2,777 454,734
Teledyne Technologies, Inc. * 1,704 998,612
Tetra Tech, Inc. 7,699 256,993
Textron, Inc. 6,445 544,538
Timken Co. 2,141 160,960
TopBuild Corp. * 957 374,053
Toro Co. 3,467 264,185
TransDigm Group, Inc. 1,655 2,181,323
Trex Co., Inc. * 3,782 195,416
Trimble, Inc. * 8,830 720,969
Union Pacific Corp. 19,989 4,724,800
United Parcel Service, Inc. Class B  26,634 2,224,738
Universal Display Corp. 1,557 223,632
Valmont Industries, Inc. 756 293,124
Veralto Corp. 5,108 544,564
Vontier Corp. 5,726 240,320
Vulcan Materials Co. 4,797 1,475,653
Westinghouse Air Brake Technologies Corp. 6,173 1,237,501
Woodward, Inc. 2,101 530,944
XPO, Inc. * 3,227 417,154
Xylem, Inc. 8,847 1,304,933
133,795,518
Technology - 9.1%
spacing
Accenture PLC Class A (Ireland)  22,716 5,601,766
Advanced Micro Devices, Inc. * 24,256 3,924,378
Akamai Technologies, Inc. * 5,086 385,315

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Allegro MicroSystems, Inc. * (Japan)  4,383 $ 127,984
Amdocs Ltd. 3,913 321,062
Amentum Holdings, Inc. * 6,079 145,592
Amkor Technology, Inc. 4,209 119,536
Analog Devices, Inc. 18,004 4,423,583
Applied Materials, Inc. 20,850 4,268,829
Bill Holdings, Inc. * 3,550 188,043
Broadridge Financial Solutions, Inc. 364 86,694
CACI International, Inc. Class A * 770 384,061
CCC Intelligent Solutions Holdings, Inc. * 21,002 191,328
Cirrus Logic, Inc. * 1,940 243,063
Cognizant Technology Solutions Corp. Class A  17,916 1,201,626
Concentrix Corp. 1,704 78,640
Crane NXT Co. 1,934 129,713
Dayforce, Inc. * 5,256 362,086
Dell Technologies, Inc. Class C  9,458 1,340,861
Docusign, Inc. * 1,740 125,437
DoubleVerify Holdings, Inc. * 3,054 36,587
Dropbox, Inc. Class A * 5,143 155,370
DXC Technology Co. * 6,585 89,754
Electronic Arts, Inc. 9,125 1,840,512
Entegris, Inc. 4,448 411,262
EPAM Systems, Inc. * 1,901 286,652
Fair Isaac Corp. * 143 214,004
Fidelity National Information Services, Inc. 19,165 1,263,740
Fiserv, Inc. * 14,207 1,831,709
Genpact Ltd. 5,579 233,704
GLOBALFOUNDRIES, Inc. * 3,355 120,243
Globant SA * 1,382 79,299
Hewlett Packard Enterprise Co. 47,759 1,172,961
HP, Inc. 34,540 940,524
Informatica, Inc. Class A * 4,357 108,228
Intel Corp. * 158,581 5,320,393
International Business Machines Corp. 33,763 9,526,568
IPG Photonics Corp. * 1,095 86,713
Jack Henry & Associates, Inc. 2,574 383,346
KBR, Inc. 4,667 220,702
Kyndryl Holdings, Inc. * 7,667 230,240
Lattice Semiconductor Corp. * 882 64,668
Leidos Holdings, Inc. 4,689 886,033
Lumentum Holdings, Inc. * 2,409 391,968
MACOM Technology Solutions Holdings, Inc. * 1,686 209,890
Marvell Technology, Inc. 29,180 2,453,163
Microchip Technology, Inc. 19,151 1,229,877
Micron Technology, Inc. 40,546 6,784,157
MKS, Inc. 2,410 298,286
MongoDB, Inc. * 2,628 815,679
MSCI, Inc. 1,410 800,048
nCino, Inc. * 3,248 88,053
NetApp, Inc. 4,476 530,227
Nutanix, Inc. Class A * 6,979 519,168
Okta, Inc. * 3,776 346,259
ON Semiconductor Corp. * 15,567 767,609
Onto Innovation, Inc. * 1,400 180,908
Parsons Corp. * 1,858 154,065
Paychex, Inc. 8,054 1,020,925
Paycom Software, Inc. 909 189,199
Pegasystems, Inc. 2,060 118,450
PTC, Inc. * 3,894 790,560
Pure Storage, Inc. Class A * 1,700 142,477
Qorvo, Inc. * 2,973 270,781
QUALCOMM, Inc. 30,241 5,030,893
Roper Technologies, Inc. 3,896 1,942,896
Rubrik, Inc. Class A * 1,774 145,911
a Shares Value
SailPoint, Inc. * 2,131 $ 47,052
Salesforce, Inc. 30,086 7,130,382
Sandisk Corp. * 4,894 549,107
Science Applications International Corp. 1,587 157,700
SentinelOne, Inc. Class A * 2,874 50,611
Skyworks Solutions, Inc. 5,433 418,232
SS&C Technologies Holdings, Inc. 7,497 665,434
Strategy, Inc. Class A * 9,050 2,916,000
Super Micro Computer, Inc. * 9,857 472,545
Synopsys, Inc. * 1,791 883,661
Take-Two Interactive Software, Inc. * 4,369 1,128,775
Teradata Corp. * 2,606 56,055
Teradyne, Inc. 5,935 816,893
Texas Instruments, Inc. 19,487 3,580,347
Twilio, Inc. Class A * 4,156 415,974
Tyler Technologies, Inc. * 253 132,359
UiPath, Inc. Class A * 15,440 206,587
Unity Software, Inc. * 10,572 423,303
Veeva Systems, Inc. Class A * 1,067 317,870
Western Digital Corp. 12,560 1,507,954
Zebra Technologies Corp. Class A * 1,802 535,482
Zoom Communications, Inc. * 9,696 799,920
ZoomInfo Technologies, Inc. * 12,138 132,426
97,718,927
Utilities - 4.5%
spacing
AES Corp. 26,613 350,227
Alliant Energy Corp. 9,105 613,768
Ameren Corp. 9,879 1,031,170
American Electric Power Co., Inc. 19,414 2,184,075
American Water Works Co., Inc. 7,134 992,981
Atmos Energy Corp. 5,800 990,350
Brookfield Renewable Corp. (Canada)  4,871 167,660
CenterPoint Energy, Inc. 23,911 927,747
Clearway Energy, Inc. Class A  1,745 46,993
Clearway Energy, Inc. Class C  2,909 82,179
CMS Energy Corp. 10,986 804,834
Consolidated Edison, Inc. 13,098 1,316,611
Constellation Energy Corp. 11,366 3,740,210
Dominion Energy, Inc. 30,970 1,894,435
DTE Energy Co. 7,574 1,071,191
Duke Energy Corp. 28,231 3,493,586
Edison International 14,081 778,398
Entergy Corp. 16,203 1,509,958
Essential Utilities, Inc. 10,572 421,823
Evergy, Inc. 8,454 642,673
Eversource Energy 13,478 958,825
Exelon Corp. 36,679 1,650,922
FirstEnergy Corp. 20,172 924,281
IDACORP, Inc. 2,062 272,493
MDU Resources Group, Inc. 7,308 130,156
National Fuel Gas Co. 3,135 289,580
NextEra Energy, Inc. 74,833 5,649,143
NiSource, Inc. 17,438 755,065
OGE Energy Corp. 7,121 329,489
PG&E Corp. 79,859 1,204,274
Pinnacle West Capital Corp. 4,385 393,159
PPL Corp. 27,105 1,007,222
Public Service Enterprise Group, Inc. 18,120 1,512,295
Sempra 23,688 2,131,446
Southern Co. 39,986 3,789,473
Talen Energy Corp. * 1,608 684,011
UGI Corp. 7,878 262,022
WEC Energy Group, Inc. 11,590 1,328,098

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
a Shares Value
Xcel Energy, Inc. 21,476 $ 1,732,039
48,064,862
Total Common Stocks
    (Cost $864,096,872) 1,054,895,152
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Value † 75,029 15,275,154
a
Total Exchange-Traded Funds
    (Cost $15,137,490) 15,275,154
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.8%
    (Cost $879,234,362) 1,070,170,306
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 938,209 938,209
Principal
Amount
Repurchase Agreements - 0.2%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$1,594,082; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $1,625,964) $ 1,593,895 1,593,895
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$1,452,154; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$1,479,791) 1,449,792 1,449,792
3,043,687
Total Securities Lending Collateral
(Cost $3,981,896) 3,981,896
a
TOTAL INVESTMENTS - 100.1%
(Cost $883,216,258) 1,074,152,202
DERIVATIVES - 0.0% 31,345
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,075,151)
NET ASSETS - 100.0% $ 1,073,108,396
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Value Index 12/25 35 $ 3,498,755 $ 3,530,100 $ 31,345

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 96.5%
Basic Materials - 2.8%
spacing
Albemarle Corp. 2,563 $ 207,808
Alcoa Corp. 5,613 184,612
Anglogold Ashanti PLC (United Kingdom)  10,984 772,505
Ashland, Inc. 1,067 51,120
Axalta Coating Systems Ltd. * 4,685 134,085
Carpenter Technology Corp. 1,050 257,817
Celanese Corp. 2,480 104,358
CF Industries Holdings, Inc. 3,516 315,385
Cleveland-Cliffs, Inc. * 10,787 131,601
Dow, Inc. 15,374 352,526
DuPont de Nemours, Inc. 9,188 715,745
Eastman Chemical Co. 2,526 159,264
Element Solutions, Inc. 4,787 120,489
FMC Corp. 2,616 87,976
Huntsman Corp. 3,990 35,830
International Flavors & Fragrances, Inc. 5,563 342,347
International Paper Co. 11,474 532,394
LyondellBasell Industries NV Class A  5,631 276,144
Mosaic Co. 6,977 241,962
MP Materials Corp. * 2,849 191,082
NewMarket Corp. 133 110,152
Nucor Corp. 5,045 683,244
Olin Corp. 2,457 61,401
PPG Industries, Inc. 4,973 522,712
Reliance, Inc. 1,166 327,448
Royal Gold, Inc. 1,439 288,635
RPM International, Inc. 2,750 324,170
Steel Dynamics, Inc. 3,045 424,564
Westlake Corp. 713 54,944
8,012,320
Communications - 6.0%
spacing
AST SpaceMobile, Inc. †* 4,197 205,989
CDW Corp. 2,869 456,974
Charter Communications, Inc. Class A * 1,924 529,302
Chewy, Inc. Class A * 4,717 190,803
Ciena Corp. * 3,061 445,896
Corning, Inc. 17,027 1,396,725
Coupang, Inc. * (South Korea)  27,077 871,880
eBay, Inc. 10,044 913,502
Etsy, Inc. * 2,139 142,008
Expedia Group, Inc. 2,639 564,086
F5, Inc. * 1,253 404,957
FactSet Research Systems, Inc. 819 234,635
Fox Corp. Class A  4,589 289,382
Fox Corp. Class B  3,253 186,365
Frontier Communications Parent, Inc. * 5,289 197,544
GCI Liberty, Inc. Class A * 63 2,366
GCI Liberty, Inc. Class C * 496 18,486
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 12,142 344,712
GoDaddy, Inc. Class A * 2,992 409,395
IAC, Inc. * 1,590 54,171
Interpublic Group of Cos., Inc. 8,191 228,611
Iridium Communications, Inc. 2,140 37,365
Liberty Broadband Corp. Class A * 317 20,076
Liberty Broadband Corp. Class C * 2,480 157,579
Liberty Global Ltd. Class A * (Belgium)  3,230 37,016
Liberty Global Ltd. Class C * (Belgium)  3,095 36,366
Liberty Media Corp.-Liberty Formula One
Class A * 533 50,752
a Shares Value
Liberty Media Corp.-Liberty Formula One
Class C * 4,574 $ 477,754
Lyft, Inc. Class A * 8,594 189,154
Maplebear, Inc. * 3,783 139,063
Match Group, Inc. 5,460 192,847
Millicom International Cellular SA (Guatemala)  2,317 112,467
New York Times Co. Class A  3,515 201,761
News Corp. Class A  8,224 252,559
News Corp. Class B  2,775 95,876
Nexstar Media Group, Inc. 626 123,785
Omnicom Group, Inc. 4,186 341,285
Pinterest, Inc. Class A * 12,895 414,832
Reddit, Inc. Class A * 2,541 584,405
Robinhood Markets, Inc. Class A * 16,140 2,310,925
Roku, Inc. * 2,795 279,863
Sirius XM Holdings, Inc. 4,281 99,640
Trade Desk, Inc. Class A * 9,725 476,622
Trump Media & Technology Group Corp. * 3,498 57,437
Ubiquiti, Inc. 82 54,168
VeriSign, Inc. 1,839 514,129
Warner Bros Discovery, Inc. * 50,793 991,987
Wayfair, Inc. Class A * 2,078 185,628
Zillow Group, Inc. Class A * 1,068 79,502
Zillow Group, Inc. Class C * 3,567 274,837
16,877,469
Consumer, Cyclical - 13.6%
spacing
Alaska Air Group, Inc. * 2,505 124,699
Allison Transmission Holdings, Inc. 1,878 159,405
Amer Sports, Inc. * (Finland)  3,144 109,254
American Airlines Group, Inc. * 14,303 160,766
Aptiv PLC * (Jersey)  4,737 408,424
Aramark 5,775 221,760
Aurora Innovation, Inc. * 22,218 119,755
AutoNation, Inc. * 582 127,324
Bath & Body Works, Inc. 4,691 120,840
Best Buy Co., Inc. 4,239 320,553
Birkenstock Holding PLC * (Germany)  1,136 51,404
BJ's Wholesale Club Holdings, Inc. * 2,847 265,483
BorgWarner, Inc. 4,756 209,074
Boyd Gaming Corp. 1,210 104,604
Brunswick Corp. 1,383 87,461
Burlington Stores, Inc. * 1,379 350,955
Caesars Entertainment, Inc. * 4,527 122,342
CarMax, Inc. * 3,248 145,738
Carnival Corp. * 23,481 678,836
Carvana Co. * 2,878 1,085,697
Casey's General Stores, Inc. 807 456,213
Cava Group, Inc. * 2,121 128,130
Choice Hotels International, Inc. 616 65,857
Churchill Downs, Inc. 1,377 133,583
Columbia Sportswear Co. 546 28,556
Core & Main, Inc. Class A * 4,197 225,925
Crocs, Inc. * 1,217 101,680
Cummins, Inc. 3,001 1,267,532
Darden Restaurants, Inc. 2,548 485,037
Deckers Outdoor Corp. * 3,221 326,513
Delta Air Lines, Inc. 14,206 806,190
Dick's Sporting Goods, Inc. 1,383 307,330
Dillard's, Inc. Class A  58 35,640
Dolby Laboratories, Inc. Class A  1,362 98,568
Dollar General Corp.. 4,790 495,047
Dollar Tree, Inc. * 4,298 405,602
Domino's Pizza, Inc. 699 301,765

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
DR Horton, Inc. 5,807 $ 984,112
DraftKings, Inc. Class A * 10,460 391,204
Dutch Bros, Inc. Class A * 2,609 136,555
Fastenal Co. 25,034 1,227,667
Ferguson Enterprises, Inc. 4,224 948,626
Five Below, Inc. * 1,178 182,237
Floor & Decor Holdings, Inc. Class A * 2,298 169,363
Flutter Entertainment PLC * (United Kingdom)  3,821 970,534
Ford Motor Co. 85,136 1,018,227
Freshpet, Inc. * 1,059 58,361
GameStop Corp. Class A †* 8,937 243,801
Gap, Inc. 5,189 110,993
Gentex Corp. 4,859 137,510
Genuine Parts Co. 3,043 421,760
Harley-Davidson, Inc. 2,353 65,649
Hasbro, Inc. 2,878 218,296
Hilton Worldwide Holdings, Inc. 5,033 1,305,762
Hyatt Hotels Corp. Class A  880 124,898
Las Vegas Sands Corp. 6,786 365,019
Lear Corp. 1,154 116,104
Lennar Corp. Class A  4,882 615,327
Lennar Corp. Class B  193 23,158
Liberty Media Corp.-Liberty Live Class A * 481 45,358
Liberty Media Corp.-Liberty Live Class C * 974 94,449
Light & Wonder, Inc. * 1,774 148,910
Lithia Motors, Inc. 573 181,068
Live Nation Entertainment, Inc. * 3,465 566,181
LKQ Corp. 5,704 174,200
Lucid Group, Inc. †* 2,802 66,660
Lululemon Athletica, Inc. * 2,321 412,976
Macy's, Inc. 6,024 108,010
Madison Square Garden Sports Corp. * 363 82,401
Mattel, Inc. * 7,242 121,883
MGM Resorts International * 4,389 152,123
MSC Industrial Direct Co., Inc. Class A  928 85,506
Murphy USA, Inc. 397 154,139
Newell Brands, Inc. 8,731 45,750
Norwegian Cruise Line Holdings Ltd. * 9,665 238,049
NVR, Inc. * 60 482,080
Ollie's Bargain Outlet Holdings, Inc. * 1,325 170,130
On Holding AG Class A * (Switzerland)  4,809 203,661
Penn Entertainment, Inc. * 3,157 60,804
Penske Automotive Group, Inc. 402 69,912
Planet Fitness, Inc. Class A * 1,848 191,822
Pool Corp. 783 242,785
PulteGroup, Inc. 4,288 566,573
PVH Corp. 1,040 87,121
QuantumScape Corp. * 8,448 104,079
QXO, Inc. * 13,035 248,447
Ralph Lauren Corp. 828 259,628
RB Global, Inc. (Canada)  4,020 435,607
Restaurant Brands International, Inc. (Canada)  7,049 452,123
RH * 336 68,262
Rivian Automotive, Inc. Class A * 16,891 247,960
Ross Stores, Inc. 7,026 1,070,692
Royal Caribbean Cruises Ltd. 5,525 1,787,779
Scotts Miracle-Gro Co. 907 51,654
SharkNinja, Inc. * 1,806 186,289
SiteOne Landscape Supply, Inc. * 950 122,360
Somnigroup International, Inc. 4,449 375,184
Southwest Airlines Co. 10,274 327,843
Tapestry, Inc. 4,510 510,622
Texas Roadhouse, Inc. 1,470 244,240
Thor Industries, Inc. 1,085 112,504
a Shares Value
TKO Group Holdings, Inc. 1,505 $ 303,950
Toll Brothers, Inc. 2,130 294,238
Tractor Supply Co. 11,673 663,844
Travel & Leisure Co. 1,350 80,312
Ulta Beauty, Inc. * 985 538,549
Under Armour, Inc. Class A * 3,660 18,263
Under Armour, Inc. Class C * 3,676 17,755
United Airlines Holdings, Inc. * 7,071 682,351
Vail Resorts, Inc. 800 119,656
VF Corp. 7,964 114,921
Viking Holdings Ltd. * 3,801 236,270
Watsco, Inc. 769 310,907
Wendy's Co. 3,558 32,591
WESCO International, Inc. 1,043 220,594
Whirlpool Corp. † 1,198 94,163
Williams-Sonoma, Inc. 2,583 504,847
Wingstop, Inc. 594 149,498
WW Grainger, Inc. 966 920,559
Wyndham Hotels & Resorts, Inc. 1,626 129,917
Wynn Resorts Ltd. 1,818 233,195
YETI Holdings, Inc. * 1,822 60,454
Yum! Brands, Inc. 6,077 923,704
38,487,067
Consumer, Non-Cyclical - 16.5%
spacing
Acadia Healthcare Co., Inc. * 1,862 46,103
ADT, Inc. 11,132 96,960
Affirm Holdings, Inc. * 5,835 426,422
Agilent Technologies, Inc. 6,198 795,513
Albertsons Cos., Inc. Class A  8,692 152,197
Align Technology, Inc. * 1,505 188,456
Alnylam Pharmaceuticals, Inc. * 2,722 1,241,232
Apellis Pharmaceuticals, Inc. * 2,259 51,121
API Group Corp. * 8,074 277,503
Archer-Daniels-Midland Co. 10,424 622,730
Avantor, Inc. * 14,849 185,316
Avery Dennison Corp. 1,709 277,149
Avis Budget Group, Inc. * 376 60,376
Baxter International, Inc. 11,307 257,460
BellRing Brands, Inc. * 2,763 100,435
Bio-Rad Laboratories, Inc. Class A * 400 112,156
Bio-Techne Corp. 3,429 190,755
Biogen, Inc. * 3,204 448,816
BioMarin Pharmaceutical, Inc. * 4,161 225,360
Block, Inc. * 11,876 858,279
Booz Allen Hamilton Holding Corp. 2,651 264,967
Boston Beer Co., Inc. Class A * 180 38,056
Bright Horizons Family Solutions, Inc. * 1,233 133,867
Brown-Forman Corp. Class A  834 22,443
Brown-Forman Corp. Class B  3,310 89,635
Bruker Corp. 2,271 73,785
Bunge Global SA 2,920 237,250
Campbell's Co. † 4,352 137,436
Cardinal Health, Inc. 5,204 816,820
Caris Life Sciences, Inc. * 488 14,762
Celsius Holdings, Inc. * 3,574 205,469
Cencora, Inc. 3,993 1,247,932
Centene Corp. * 10,657 380,242
Certara, Inc. * 2,937 35,890
Charles River Laboratories International, Inc. * 1,046 163,657
Chemed Corp. 313 140,143
Church & Dwight Co., Inc. 5,371 470,661
Clarivate PLC * 6,910 26,465
Clorox Co. 2,671 329,334

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Coca-Cola Consolidated, Inc. 1,098 $ 128,642
Conagra Brands, Inc. 10,386 190,168
Constellation Brands, Inc. Class A  3,151 424,345
Cooper Cos., Inc. * 4,318 296,042
Corcept Therapeutics, Inc. * 2,005 166,636
Corpay, Inc. * 1,481 426,617
Corteva, Inc. 14,919 1,008,972
Coty, Inc. Class A * 7,560 30,542
Darling Ingredients, Inc. * 3,385 104,495
DaVita, Inc. * 800 106,296
Dentsply Sirona, Inc. 4,424 56,141
Dexcom, Inc. * 8,527 573,782
Elanco Animal Health, Inc. * 10,764 216,787
elf Beauty, Inc. * 1,224 162,156
Encompass Health Corp. 2,183 277,285
Envista Holdings Corp. * 3,762 76,632
Equifax, Inc. 2,698 692,118
Estee Lauder Cos., Inc. Class A  5,084 448,002
Euronet Worldwide, Inc. * 856 75,165
Exact Sciences Corp. * 4,155 227,320
Exelixis, Inc. * 5,747 237,351
Flowers Foods, Inc. 4,089 53,361
FTI Consulting, Inc. * 688 111,215
GE HealthCare Technologies, Inc. 9,982 749,648
General Mills, Inc. 11,995 604,788
Global Payments, Inc. 5,309 441,072
Globus Medical, Inc. Class A * 2,409 137,963
Grand Canyon Education, Inc. * 600 131,712
GXO Logistics, Inc. * 2,511 132,807
H&R Block, Inc. 2,929 148,120
Halozyme Therapeutics, Inc. * 2,654 194,644
Henry Schein, Inc. * 2,349 155,903
Hershey Co. 3,191 596,877
Hologic, Inc. * 4,813 324,829
Hormel Foods Corp. 6,328 156,555
Humana, Inc. 2,652 689,971
IDEXX Laboratories, Inc. * 1,760 1,124,446
Illumina, Inc. * 3,455 328,121
Incyte Corp. * 3,409 289,117
Ingredion, Inc. 1,430 174,617
Insmed, Inc. * 4,062 584,969
Inspire Medical Systems, Inc. * 662 49,120
Insulet Corp. * 1,529 472,048
Ionis Pharmaceuticals, Inc. * 3,377 220,923
IQVIA Holdings, Inc. * 3,684 699,739
J.M. Smucker Co. 2,269 246,413
Jazz Pharmaceuticals PLC * 1,270 167,386
Kellanova 6,058 496,877
Kenvue, Inc. 41,359 671,257
Kraft Heinz Co. 18,620 484,865
Kroger Co. 13,224 891,430
Labcorp Holdings, Inc. 1,817 521,588
Lamb Weston Holdings, Inc. 2,928 170,058
ManpowerGroup, Inc. 954 36,157
MarketAxess Holdings, Inc. 801 139,574
Masimo Corp. * 989 145,927
McCormick & Co., Inc. 5,495 367,670
Medpace Holdings, Inc. * 497 255,538
Moderna, Inc. * 7,672 198,168
Molina Healthcare, Inc. * 1,162 222,360
Molson Coors Beverage Co. Class B  3,725 168,556
Morningstar, Inc. 497 115,309
Natera, Inc. * 2,822 454,257
Neurocrine Biosciences, Inc. * 2,122 297,886
a Shares Value
NIQ Global Intelligence PLC * 1,038 $ 16,297
Organon & Co. 5,489 58,623
Paylocity Holding Corp. * 987 157,200
Penumbra, Inc. * 807 204,429
Performance Food Group Co. * 3,309 344,268
Perrigo Co. PLC 2,998 66,765
Pilgrim's Pride Corp. 979 39,865
Post Holdings, Inc. * 1,108 119,088
Primo Brands Corp. 5,791 127,981
Qiagen NV 4,780 213,570
Quanta Services, Inc. 3,212 1,331,117
Quest Diagnostics, Inc. 2,429 462,919
Repligen Corp. * 1,119 149,577
ResMed, Inc. 3,181 870,735
Revolution Medicines, Inc. * 3,726 174,004
Revvity, Inc. 2,570 225,261
Reynolds Consumer Products, Inc. 1,124 27,504
Robert Half, Inc. 2,107 71,596
Roivant Sciences Ltd. * 8,545 129,286
Rollins, Inc. 6,182 363,131
Royalty Pharma PLC Class A  8,269 291,730
Sarepta Therapeutics, Inc. * 2,087 40,217
Seaboard Corp. 6 21,882
Service Corp. International 3,079 256,234
Shift4 Payments, Inc. Class A * 1,402 108,515
Smithfield Foods, Inc. 985 23,128
Solventum Corp. * 3,247 237,031
Sotera Health Co. * 3,433 54,001
Sprouts Farmers Market, Inc. * 2,157 234,682
STERIS PLC 2,143 530,264
Summit Therapeutics, Inc. †* 2,635 54,439
Sysco Corp. 10,571 870,416
Teleflex, Inc. 991 121,259
Tempus AI, Inc. * 1,762 142,211
Tenet Healthcare Corp. * 1,900 385,776
Toast, Inc. Class A * 9,809 358,127
TransUnion 4,236 354,892
Tyson Foods, Inc. Class A  6,104 331,447
U-Haul Holding Co. * 213 12,156
U-Haul Holding Co. 2,248 114,423
U.S. Foods Holding Corp. * 4,974 381,108
Ultragenyx Pharmaceutical, Inc. * 2,002 60,220
United Rentals, Inc. 1,400 1,336,524
United Therapeutics Corp. * 974 408,311
Universal Health Services, Inc. Class B  1,185 242,261
Valvoline, Inc. * 2,717 97,567
Verisk Analytics, Inc. 3,044 765,596
Viatris, Inc. 25,304 250,510
Viking Therapeutics, Inc. * 2,275 59,787
Waters Corp. * 1,314 393,950
West Pharmaceutical Services, Inc. 1,578 413,957
WEX, Inc. * 766 120,668
WillScot Holdings Corp. 4,085 86,234
Zimmer Biomet Holdings, Inc. 4,351 428,574
46,733,801
Energy - 5.7%
spacing
Antero Midstream Corp. 7,234 140,629
Antero Resources Corp. * 6,343 212,871
APA Corp. 7,836 190,258
Baker Hughes Co. 21,628 1,053,716
Cheniere Energy, Inc. 4,810 1,130,254
Chord Energy Corp. 1,223 121,529
Civitas Resources, Inc. 1,980 64,350

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Coterra Energy, Inc. 16,663 $ 394,080
Devon Energy Corp. 13,710 480,673
Diamondback Energy, Inc. 4,180 598,158
DT Midstream, Inc. 2,209 249,750
Enphase Energy, Inc. * 2,770 98,030
EQT Corp. 13,554 737,744
Expand Energy Corp. 4,786 508,465
First Solar, Inc. * 2,204 486,048
Halliburton Co. 18,596 457,462
HF Sinclair Corp. 3,496 182,981
Kinder Morgan, Inc. 42,409 1,200,599
Marathon Petroleum Corp. 6,702 1,291,743
Matador Resources Co. 2,519 113,179
NOV, Inc. 8,314 110,160
Occidental Petroleum Corp. 15,380 726,705
ONEOK, Inc. 13,628 994,435
Ovintiv, Inc. 5,720 230,974
Permian Resources Corp. 14,355 183,744
Phillips 66 8,890 1,209,218
Range Resources Corp. 5,157 194,109
Targa Resources Corp. 4,669 782,244
TechnipFMC PLC (United Kingdom)  8,881 350,355
Texas Pacific Land Corp. 417 389,328
Valero Energy Corp. 6,807 1,158,960
Viper Energy, Inc. Class A  3,724 142,331
Weatherford International PLC 1,595 109,146
16,294,228
Financial - 19.1%
spacing
Affiliated Managers Group, Inc. 595 141,866
AGNC Investment Corp. REIT † 22,681 222,047
Agree Realty Corp. REIT 2,328 165,381
Air Lease Corp. 2,249 143,149
Alexandria Real Estate Equities, Inc. REIT 3,701 308,441
Allstate Corp. 5,755 1,235,311
Ally Financial, Inc. 6,051 237,199
American Financial Group, Inc. 1,430 208,380
American Homes 4 Rent Class A REIT 7,460 248,045
Americold Realty Trust, Inc. REIT 6,467 79,156
Ameriprise Financial, Inc. 2,084 1,023,765
Annaly Capital Management, Inc. REIT 14,011 283,162
Arch Capital Group Ltd. 7,957 721,939
ARES Management Corp. Class A  4,087 653,470
Assurant, Inc. 1,115 241,509
Assured Guaranty Ltd. 1,034 87,528
AvalonBay Communities, Inc. REIT 3,101 599,020
Axis Capital Holdings Ltd. 1,651 158,166
Bank of New York Mellon Corp. 15,389 1,676,785
Bank OZK 2,271 115,776
Blue Owl Capital, Inc. 13,315 225,423
BOK Financial Corp. 458 51,040
Brighthouse Financial, Inc. * 1,326 70,384
Brixmor Property Group, Inc. REIT 6,572 181,913
Brown & Brown, Inc. 6,121 574,089
BXP, Inc. REIT 3,462 257,365
Camden Property Trust REIT 2,358 251,787
Carlyle Group, Inc. 5,763 361,340
Cboe Global Markets, Inc. 2,285 560,396
CBRE Group, Inc. Class A * 6,484 1,021,619
Cincinnati Financial Corp. 3,341 528,212
Circle Internet Group, Inc. †* 1,029 136,425
Citizens Financial Group, Inc. 9,502 505,126
CNA Financial Corp. 475 22,069
Coinbase Global, Inc. Class A * 4,583 1,546,717
a Shares Value
Columbia Banking System, Inc. 6,360 $ 163,706
Comerica, Inc. 2,777 190,280
Commerce Bancshares, Inc. 2,696 161,113
CoStar Group, Inc. * 9,087 766,670
Cousins Properties, Inc. REIT 3,791 109,712
Credit Acceptance Corp. * 97 45,292
Crown Castle, Inc. REIT 9,462 912,988
CubeSmart REIT 4,900 199,234
Cullen/Frost Bankers, Inc. 1,337 169,491
Digital Realty Trust, Inc. REIT 7,356 1,271,705
East West Bancorp, Inc. 2,984 317,647
EastGroup Properties, Inc. REIT 1,176 199,050
EPR Properties REIT 1,680 97,457
Equitable Holdings, Inc. 6,557 332,964
Equity LifeStyle Properties, Inc. REIT 4,163 252,694
Equity Residential REIT 8,246 533,764
Essex Property Trust, Inc. REIT 1,395 373,386
Evercore, Inc. Class A  807 272,217
Everest Group Ltd. 925 323,963
Extra Space Storage, Inc. REIT 4,586 646,351
Federal Realty Investment Trust REIT 1,843 186,714
Fidelity National Financial, Inc. 5,614 339,591
Fifth Third Bancorp 14,609 650,831
First American Financial Corp. 2,143 137,666
First Citizens BancShares, Inc. Class A  207 370,356
First Hawaiian, Inc. 2,773 68,854
First Horizon Corp. 10,974 248,122
First Industrial Realty Trust, Inc. REIT 2,852 146,792
FNB Corp. 7,656 123,338
Franklin Resources, Inc. 6,719 155,410
Freedom Holding Corp. * (Kazakhstan)  398 68,508
Gaming & Leisure Properties, Inc. REIT 5,781 269,452
Globe Life, Inc. 1,813 259,205
Hamilton Lane, Inc. Class A  845 113,898
Hanover Insurance Group, Inc. 773 140,400
Hartford Insurance Group, Inc. 6,127 817,281
Healthcare Realty Trust, Inc. REIT 7,401 133,440
Healthpeak Properties, Inc. REIT 15,021 287,652
Highwoods Properties, Inc. REIT 2,284 72,677
Host Hotels & Resorts, Inc. REIT 14,914 253,836
Houlihan Lokey, Inc. 1,198 245,973
Howard Hughes Holdings, Inc. * 638 52,424
Huntington Bancshares, Inc. 31,502 544,040
Invesco Ltd. 7,948 182,327
Invitation Homes, Inc. REIT 13,307 390,294
Iron Mountain, Inc. REIT 6,424 654,863
Janus Henderson Group PLC 2,728 121,423
Jefferies Financial Group, Inc. 3,328 217,718
Jones Lang LaSalle, Inc. * 1,042 310,808
Kemper Corp. 1,352 69,696
KeyCorp 20,450 382,211
Kilroy Realty Corp. REIT 2,621 110,737
Kimco Realty Corp. REIT 14,649 320,081
Kinsale Capital Group, Inc. 483 205,401
Lamar Advertising Co. Class A REIT 1,922 235,291
Lazard, Inc. 2,006 105,877
Lincoln National Corp. 3,699 149,181
Lineage, Inc. REIT 1,593 61,554
Loews Corp. 3,764 377,868
LPL Financial Holdings, Inc. 1,732 576,219
M&T Bank Corp. 3,414 674,675
Markel Group, Inc. * 270 516,067
Medical Properties Trust, Inc. REIT † 10,902 55,273
MGIC Investment Corp. 5,262 149,283

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Mid-America Apartment Communities, Inc. REIT 2,525 $ 352,818
Millrose Properties, Inc. REIT 2,747 92,327
Mr. Cooper Group, Inc. 1,370 288,782
Nasdaq, Inc. 8,981 794,369
National Storage Affiliates Trust REIT 1,606 48,533
NNN REIT, Inc. 4,059 172,792
Northern Trust Corp. 4,145 557,917
Old Republic International Corp. 5,006 212,605
Omega Healthcare Investors, Inc. REIT 6,284 265,310
OneMain Holdings, Inc. 2,582 145,780
Park Hotels & Resorts, Inc. REIT 4,290 47,533
Pinnacle Financial Partners, Inc. 1,635 153,347
Popular, Inc. 1,502 190,769
Primerica, Inc. 721 200,142
Principal Financial Group, Inc. 4,804 398,300
Prosperity Bancshares, Inc. 2,054 136,283
Prudential Financial, Inc. 7,720 800,873
Raymond James Financial, Inc. 4,012 692,471
Rayonier, Inc. REIT 3,435 91,165
Realty Income Corp. REIT 19,691 1,197,016
Regency Centers Corp. REIT 4,000 291,600
Regions Financial Corp. 19,592 516,641
Reinsurance Group of America, Inc. 1,455 279,549
RenaissanceRe Holdings Ltd. (Bermuda)  1,008 255,961
Rexford Industrial Realty, Inc. REIT 5,150 211,717
Rithm Capital Corp. REIT 11,294 128,639
RLI Corp. 1,778 115,961
Rocket Cos., Inc. Class A † 5,348 103,644
Ryan Specialty Holdings, Inc. 2,340 131,882
SBA Communications Corp. REIT 2,342 452,826
SEI Investments Co. 2,265 192,185
Simon Property Group, Inc. REIT 7,066 1,326,076
SLM Corp. 4,580 126,774
SoFi Technologies, Inc. * 24,667 651,702
Southstate Bank Corp. 2,178 215,339
STAG Industrial, Inc. REIT 4,135 145,924
Starwood Property Trust, Inc. REIT 7,273 140,878
State Street Corp. 6,173 716,130
Stifel Financial Corp. 2,201 249,747
Sun Communities, Inc. REIT 2,738 353,202
Synchrony Financial 8,109 576,144
Synovus Financial Corp. 3,057 150,038
T. Rowe Price Group, Inc. 4,766 489,182
TFS Financial Corp. 1,147 15,112
TPG, Inc. 2,920 167,754
Tradeweb Markets, Inc. Class A  2,579 286,217
UDR, Inc. REIT 7,295 271,812
Unum Group 3,687 286,775
UWM Holdings Corp. 2,776 16,906
Ventas, Inc. REIT 9,879 691,431
VICI Properties, Inc. REIT 22,959 748,693
Virtu Financial, Inc. Class A  1,749 62,090
Vornado Realty Trust REIT 3,804 154,176
Voya Financial, Inc. 2,087 156,108
W.R. Berkley Corp. 6,328 484,851
Webster Financial Corp. 3,735 222,008
Western Alliance Bancorp 2,357 204,399
Western Union Co. 6,951 55,539
Weyerhaeuser Co. REIT 15,999 396,615
White Mountains Insurance Group Ltd. 52 86,919
Willis Towers Watson PLC 2,134 737,190
Wintrust Financial Corp. 1,423 188,462
WP Carey, Inc. REIT 4,690 316,903
XP, Inc. Class A (Brazil)  8,815 165,634
a Shares Value
Zions Bancorp NA 3,174 $ 179,585
54,293,043
Industrial - 14.6%
spacing
A.O. Smith Corp. 2,456 180,295
AAON, Inc. 1,434 133,993
Acuity, Inc. 676 232,808
Advanced Drainage Systems, Inc. 1,538 213,321
AECOM 2,881 375,884
AGCO Corp. 1,340 143,474
Allegion PLC 1,877 332,886
Amcor PLC 49,860 407,855
AMETEK, Inc. 5,024 944,512
Applied Industrial Technologies, Inc. 827 215,888
AptarGroup, Inc. 1,445 193,139
Armstrong World Industries, Inc. 938 183,857
Arrow Electronics, Inc. * 1,131 136,851
ATI, Inc. * 3,050 248,087
Avnet, Inc. 1,807 94,470
Axon Enterprise, Inc. * 1,627 1,167,600
Ball Corp. 6,051 305,091
Builders FirstSource, Inc. * 2,366 286,877
BWX Technologies, Inc. 1,972 363,578
Carlisle Cos., Inc. 947 311,525
CH Robinson Worldwide, Inc. 2,579 341,460
Clean Harbors, Inc. * 1,123 260,783
CNH Industrial NV 19,346 209,904
Cognex Corp. 3,668 166,160
Coherent Corp. * 3,376 363,663
Comfort Systems USA, Inc. 755 623,011
Crane Co. 1,069 196,846
Crown Holdings, Inc. 2,496 241,089
Curtiss-Wright Corp. 818 444,125
Donaldson Co., Inc. 2,515 205,853
Dover Corp. 2,957 493,316
Eagle Materials, Inc. 717 167,090
EMCOR Group, Inc. 965 626,806
Esab Corp. 1,214 135,652
Everus Construction Group, Inc. * 1,107 94,925
Expeditors International of Washington, Inc. 3,015 369,609
Flex Ltd. * 8,144 472,108
Flowserve Corp. 2,841 150,971
Fortive Corp. 7,372 361,154
Fortune Brands Innovations, Inc. 2,664 142,231
FTAI Aviation Ltd. 2,243 374,267
Garmin Ltd. 3,554 875,066
Gates Industrial Corp. PLC * 5,442 135,070
Generac Holdings, Inc. * 1,275 213,435
Graco, Inc. 3,590 305,006
Graphic Packaging Holding Co. 6,398 125,209
Hayward Holdings, Inc. * 4,476 67,677
HEICO Corp. 931 300,545
HEICO Corp. Class A  1,626 413,150
Hexcel Corp. 1,718 107,719
Howmet Aerospace, Inc. 8,745 1,716,031
Hubbell, Inc. 1,179 507,335
Huntington Ingalls Industries, Inc. 857 246,739
IDEX Corp. 1,629 265,136
Ingersoll Rand, Inc. 8,858 731,848
Ingram Micro Holding Corp. 435 9,348
ITT, Inc. 1,693 302,641
Jabil, Inc. 2,300 499,491
Jacobs Solutions, Inc. 2,596 389,037
James Hardie Industries PLC * 3,327 63,912

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
JB Hunt Transport Services, Inc. 1,698 $ 227,821
Karman Holdings, Inc. * 577 41,659
Keysight Technologies, Inc. * 3,752 656,300
Kirby Corp. * 1,226 102,310
Knight-Swift Transportation Holdings, Inc. 3,369 133,109
L3Harris Technologies, Inc. 4,073 1,243,935
Landstar System, Inc. 792 97,068
Lennox International, Inc. 693 366,846
Leonardo DRS, Inc. 1,705 77,407
Lincoln Electric Holdings, Inc. 1,183 278,987
Littelfuse, Inc. 525 135,980
Loar Holdings, Inc. * 963 77,040
Louisiana-Pacific Corp. 1,416 125,797
Martin Marietta Materials, Inc. 1,304 821,885
Masco Corp. 4,661 328,088
MasTec, Inc. * 1,380 293,678
Mettler-Toledo International, Inc. * 454 557,335
Middleby Corp. * 1,076 143,033
Mohawk Industries, Inc. * 1,123 144,777
MSA Safety, Inc. 792 136,279
Mueller Industries, Inc. 2,360 238,620
Nordson Corp. 1,178 267,347
nVent Electric PLC 3,552 350,369
Old Dominion Freight Line, Inc. 4,084 574,946
Oshkosh Corp. 1,414 183,396
Otis Worldwide Corp. 8,589 785,292
Owens Corning 1,832 259,155
Packaging Corp. of America 1,921 418,644
Pentair PLC 3,603 399,068
Ralliant Corp. 2,404 105,127
RBC Bearings, Inc. * 677 264,226
Regal Rexnord Corp. 1,458 209,136
Rocket Lab Corp. * 9,022 432,244
Rockwell Automation, Inc. 2,463 860,892
Ryder System, Inc. 854 161,099
Saia, Inc. * 577 172,731
Schneider National, Inc. Class B  1,080 22,853
Sealed Air Corp. 3,300 116,655
Sensata Technologies Holding PLC 3,097 94,613
Silgan Holdings, Inc. 1,878 80,773
Simpson Manufacturing Co., Inc. 917 153,561
Smurfit WestRock PLC 11,397 485,170
Snap-on, Inc. 1,126 390,193
Sonoco Products Co. 2,215 95,444
Spirit AeroSystems Holdings, Inc. Class A * 2,659 102,637
StandardAero, Inc. * 3,064 83,617
Stanley Black & Decker, Inc. 3,388 251,830
TD SYNNEX Corp. 1,668 273,135
Teledyne Technologies, Inc. * 1,023 599,519
Tetra Tech, Inc. 5,850 195,273
Textron, Inc. 3,864 326,469
Timken Co. 1,361 102,320
TopBuild Corp. * 622 243,115
Toro Co. 2,197 167,411
Trex Co., Inc. * 2,285 118,066
Trimble, Inc. * 5,174 422,457
Universal Display Corp. 991 142,337
Valmont Industries, Inc. 430 166,724
Veralto Corp. 5,199 554,265
Vertiv Holdings Co. Class A  8,297 1,251,685
Vontier Corp. 3,226 135,395
Vulcan Materials Co. 2,878 885,330
Westinghouse Air Brake Technologies Corp. 3,723 746,350
Woodward, Inc. 1,309 330,797
a Shares Value
XPO, Inc. * 2,480 $ 320,590
Xylem, Inc. 5,307 782,783
41,500,402
Technology - 12.1%
spacing
Akamai Technologies, Inc. * 3,129 237,053
Allegro MicroSystems, Inc. * (Japan)  2,663 77,760
Amdocs Ltd. 2,452 201,187
Amentum Holdings, Inc. * 3,532 84,591
Amkor Technology, Inc. 2,358 66,967
Appfolio, Inc. Class A * 481 132,592
Astera Labs, Inc. * 2,747 537,863
Bentley Systems, Inc. Class B  3,393 174,672
Bill Holdings, Inc. * 2,079 110,125
Broadridge Financial Solutions, Inc. 2,541 605,190
CACI International, Inc. Class A * 482 240,412
CCC Intelligent Solutions Holdings, Inc. * 11,946 108,828
Cirrus Logic, Inc. * 1,114 139,573
Cloudflare, Inc. Class A * 6,730 1,444,191
Cognizant Technology Solutions Corp. Class A  10,850 727,710
Concentrix Corp. 987 45,550
Confluent, Inc. Class A * 6,244 123,631
Crane NXT Co. 1,047 70,222
Datadog, Inc. Class A * 6,728 958,067
Dayforce, Inc. * 3,430 236,293
Docusign, Inc. * 4,356 314,024
DoubleVerify Holdings, Inc. * 2,989 35,808
Doximity, Inc. Class A * 2,857 208,990
Dropbox, Inc. Class A * 4,047 122,260
Duolingo, Inc. * 834 268,415
DXC Technology Co. * 3,851 52,489
Dynatrace, Inc. * 6,469 313,423
Elastic NV * 1,984 167,628
Electronic Arts, Inc. 5,484 1,106,123
Entegris, Inc. 3,240 299,570
EPAM Systems, Inc. * 1,197 180,496
ExlService Holdings, Inc. * 3,376 148,645
Fair Isaac Corp. * 511 764,727
Fidelity National Information Services, Inc. 11,452 755,145
Gartner, Inc. * 1,630 428,478
Genpact Ltd. 3,447 144,395
Gitlab, Inc. Class A * 2,876 129,650
GLOBALFOUNDRIES, Inc. * 2,185 78,310
Globant SA * 946 54,281
Guidewire Software, Inc. * 1,826 419,724
Hewlett Packard Enterprise Co. 28,596 702,318
HP, Inc. 20,479 557,643
HubSpot, Inc. * 1,111 519,726
Informatica, Inc. Class A * 2,364 58,722
IPG Photonics Corp. * 506 40,070
Jack Henry & Associates, Inc. 1,606 239,182
KBR, Inc. 2,863 135,391
Kyndryl Holdings, Inc. * 5,181 155,585
Lattice Semiconductor Corp. * 2,969 217,687
Leidos Holdings, Inc. 2,779 525,120
Lumentum Holdings, Inc. * 1,497 243,577
MACOM Technology Solutions Holdings, Inc. * 1,415 176,153
Manhattan Associates, Inc. * 1,292 264,834
Microchip Technology, Inc. 11,593 744,502
MKS, Inc. 1,447 179,095
MongoDB, Inc. * 1,716 532,612
Monolithic Power Systems, Inc. 1,008 928,005
MSCI, Inc. 1,640 930,552
nCino, Inc. * 2,405 65,200

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NetApp, Inc. 4,357 $ 516,130
Nutanix, Inc. Class A * 5,575 414,724
Okta, Inc. * 3,594 329,570
ON Semiconductor Corp. * 9,194 453,356
Onto Innovation, Inc. * 1,044 134,906
Parsons Corp. * 1,190 98,675
Paychex, Inc. 7,037 892,010
Paycom Software, Inc. 1,121 233,325
Pegasystems, Inc. 1,877 107,928
Procore Technologies, Inc. * 2,471 180,185
PTC, Inc. * 2,600 527,852
Pure Storage, Inc. Class A * 6,755 566,137
Qorvo, Inc. * 1,850 168,498
RingCentral, Inc. Class A * 1,707 48,376
ROBLOX Corp. Class A * 13,323 1,845,502
Rubrik, Inc. Class A * 2,536 208,586
SailPoint, Inc. * 1,356 29,940
Samsara, Inc. Class A * 5,840 217,540
Sandisk Corp. * 2,905 325,941
Science Applications International Corp. 1,038 103,146
SentinelOne, Inc. Class A * 6,442 113,444
Skyworks Solutions, Inc. 3,233 248,876
SS&C Technologies Holdings, Inc. 4,602 408,474
Super Micro Computer, Inc. * 11,198 536,832
Take-Two Interactive Software, Inc. * 3,974 1,026,723
Teradata Corp. * 2,006 43,149
Teradyne, Inc. 3,482 479,263
Twilio, Inc. Class A * 3,045 304,774
Tyler Technologies, Inc. * 934 488,631
UiPath, Inc. Class A * 8,772 117,369
Unity Software, Inc. * 6,981 279,519
Veeva Systems, Inc. Class A * 3,216 958,079
Western Digital Corp. 7,548 906,213
Zebra Technologies Corp. Class A * 1,110 329,848
Zoom Communications, Inc. * 5,736 473,220
ZoomInfo Technologies, Inc. * 6,475 70,642
Zscaler, Inc. * 2,139 640,973
34,359,388
Utilities - 6.1%
spacing
AES Corp. 15,569 204,888
Alliant Energy Corp. 5,573 375,676
Ameren Corp. 5,885 614,276
American Water Works Co., Inc. 4,247 591,140
Atmos Energy Corp. 3,451 589,258
Brookfield Renewable Corp. (Canada)  2,913 100,265
CenterPoint Energy, Inc. 14,210 551,348
Clearway Energy, Inc. Class A  776 20,898
Clearway Energy, Inc. Class C  1,750 49,438
CMS Energy Corp. 6,487 475,238
Consolidated Edison, Inc. 7,835 787,574
DTE Energy Co. 4,519 639,122
Edison International 8,312 459,487
Entergy Corp. 9,738 907,484
Essential Utilities, Inc. 6,005 239,600
Evergy, Inc. 5,073 385,649
Eversource Energy 8,031 571,325
Exelon Corp. 22,044 992,200
FirstEnergy Corp. 11,967 548,328
IDACORP, Inc. 1,206 159,373
MDU Resources Group, Inc. 4,475 79,700
National Fuel Gas Co. 1,931 178,366
NiSource, Inc. 10,225 442,742
NRG Energy, Inc. 4,149 671,931
a Shares Value
OGE Energy Corp. 4,377 $ 202,524
PG&E Corp. 47,813 721,020
Pinnacle West Capital Corp. 2,594 232,578
PPL Corp. 16,141 599,800
Public Service Enterprise Group, Inc. 10,887 908,629
Talen Energy Corp. * 998 424,529
UGI Corp. 4,652 154,726
Vistra Corp. 7,378 1,445,498
WEC Energy Group, Inc. 6,940 795,255
Xcel Energy, Inc. 12,907 1,040,950
17,160,815
Total Common Stocks
    (Cost $230,856,969) 273,718,533
EXCHANGE-TRADED FUNDS - 2.2%
iShares Russell Mid-Cap 66,372 6,408,217
a
Total Exchange-Traded Funds
    (Cost $6,337,874) 6,408,217
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $237,194,843) 280,126,750
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.990% 305,753 305,753
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$519,496; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $529,886) $ 519,436 519,436
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$473,244; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $482,250) 472,474 472,474
991,910
Total Securities Lending Collateral
(Cost $1,297,663) 1,297,663
a
TOTAL INVESTMENTS - 99.2%
(Cost $238,492,506) 281,424,413
DERIVATIVES - 0.0% 3
OTHER ASSETS & LIABILITIES, NET - 0.8% 2,266,844
NET ASSETS - 100.0% $ 283,691,260

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/25 2 $ 670,789 $ 673,875 $ 3,086
CME E-Mini Standard & Poor's MidCap 400 Index 12/25 9 2,960,663 2,957,580 (3,083)
Total Futures Contracts $ 3

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.1%
Consumer, Non-Cyclical - 0.1%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 869 $ 148
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 758 379
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,363
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 40 –
1,890
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 33 34
Total Rights
    (Cost $825) 1,924
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 32 107
Total Warrants
    (Cost $0) 107
COMMON STOCKS - 96.2%
Basic Materials - 3.4%
spacing
American Battery Technology Co. * 1,428 6,940
Balchem Corp. 1,006 150,960
Cabot Corp. 1,551 117,954
Calumet, Inc. * 270 4,928
Centrus Energy Corp. Class A * 374 115,966
Century Aluminum Co. * 1,623 47,651
Chemours Co. 4,612 73,054
Codexis, Inc. * 2,255 5,502
Coeur Mining, Inc. * 9,826 184,336
Compass Minerals International, Inc. * 810 15,552
Constellium SE * 1,589 23,644
Contango ORE, Inc. * 287 7,155
Critical Metals Corp. * (Austria)  291 1,810
Dakota Gold Corp. * 2,604 11,848
Energy Fuels, Inc. * 1,757 26,970
Hawkins, Inc. 599 109,449
Hecla Mining Co. 4,369 52,865
Idaho Strategic Resources, Inc. * 379 12,807
Ingevity Corp. * 1,117 61,647
Innospec, Inc. 45 3,472
Ivanhoe Electric, Inc. * 2,251 28,250
Kaiser Aluminum Corp. 259 19,985
Lifezone Metals Ltd. * (Isle of Man)  923 5,058
NioCorp Developments Ltd. * 2,038 13,614
Novagold Resources, Inc. * (Canada)  8,660 76,208
Oil-Dri Corp. of America 242 14,772
Perpetua Resources Corp. * 2,310 46,731
Sensient Technologies Corp. 1,297 121,724
Sylvamo Corp. 278 12,293
U.S. Antimony Corp. * 2,867 17,775
U.S. Gold Corp. * 368 6,065
U.S. Goldmining, Inc. * (Canada)  46 591
U.S. Lime & Minerals, Inc. 332 43,675
Uranium Energy Corp. * 13,050 174,087
a Shares Value
Vox Royalty Corp. (Canada)  1,328 $ 5,710
1,621,048
Communications - 6.4%
spacing
A10 Networks, Inc. 1,875 34,031
ADTRAN Holdings, Inc. * 2,276 21,349
Altice USA, Inc. Class A * 1,314 3,167
Anterix, Inc. * 361 7,751
Applied Digital Corp. * 4,988 114,425
Arena Group Holdings, Inc. * 436 2,385
AudioEye, Inc. * 279 3,867
Backblaze, Inc. Class A * 1,639 15,210
BARK, Inc. * 2,425 2,015
BK Technologies Corp. * 92 7,772
BlackSky Technology, Inc. * 952 19,183
Boston Omaha Corp. Class A * 81 1,059
Bumble, Inc. Class A * 207 1,261
Calix, Inc. * 1,809 111,018
Cargurus, Inc. * 2,522 93,894
Clearfield, Inc. * 173 5,948
Cogent Communications Holdings, Inc. 1,379 52,885
CommScope Holding Co., Inc. * 4,032 62,415
Credo Technology Group Holding Ltd. * 4,543 661,506
Crexendo, Inc. * 492 3,198
CuriosityStream, Inc. 1,000 5,300
Entravision Communications Corp. Class A  561 1,307
EverQuote, Inc. Class A * 850 19,440
Extreme Networks, Inc. * 4,048 83,591
Figs, Inc. Class A * 2,700 18,063
Frequency Electronics, Inc. * 221 7,494
fuboTV, Inc. * 10,222 42,421
Gambling.com Group Ltd. * (Malta)  552 4,515
Gannett Co., Inc. * 3,862 15,950
Globalstar, Inc. * 1,537 55,931
Gogo, Inc. * 2,362 20,290
Grindr, Inc. * (Singapore)  1,026 15,411
Groupon, Inc. * 767 17,909
Harmonic, Inc. * 823 8,378
HealthStream, Inc. 306 8,641
Hims & Hers Health, Inc. * 5,844 331,472
IDT Corp. Class B  382 19,982
Inseego Corp. * 112 1,677
InterDigital, Inc. 795 274,458
LifeMD, Inc. * 876 5,948
Liquidity Services, Inc. * 713 19,558
Lumen Technologies, Inc. * 25,844 158,165
Magnite, Inc. * 4,292 93,480
MediaAlpha, Inc. Class A * 1,040 11,835
Nerdy, Inc. * 1,790 2,255
Ooma, Inc. * 745 8,933
OptimizeRx Corp. * 513 10,517
Preformed Line Products Co. 8 1,569
Q2 Holdings, Inc. * 1,908 138,120
QuinStreet, Inc. * 1,662 25,711
RealReal, Inc. * 690 7,335
Revolve Group, Inc. * 1,240 26,412
Rumble, Inc. * 816 5,908
Satellogic, Inc. Class A * 1,836 6,022
Serve Robotics, Inc. * 1,274 14,817
Sprinklr, Inc. Class A * 3,449 26,626
Stagwell, Inc. * 3,518 19,806
Stitch Fix, Inc. Class A * 91 396
TechTarget, Inc. * 89 517
Thryv Holdings, Inc. * 1,172 14,134

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Travelzoo * 212 $ 2,084
TripAdvisor, Inc. * 1,714 27,870
Tucows, Inc. Class A * 36 668
Upwork, Inc. * 3,769 69,990
Value Line, Inc. 8 313
Viavi Solutions, Inc. * 6,790 86,165
Vivid Seats, Inc. Class A * 72 1,197
Yelp, Inc. * 1,892 59,030
3,021,950
Consumer, Cyclical - 8.5%
spacing
Abercrombie & Fitch Co. Class A * 1,444 123,534
Accel Entertainment, Inc. * 1,652 18,288
Acushnet Holdings Corp. 847 66,481
Aeva Technologies, Inc. * 939 13,615
Allegiant Travel Co. * 88 5,348
Arhaus, Inc. * 1,564 16,625
Arko Corp. 400 1,828
Atlanta Braves Holdings, Inc. Class A * 202 9,185
Atlanta Braves Holdings, Inc. Class C * 1,423 59,183
Bally's Corp. * 246 2,731
BJ's Restaurants, Inc. * 407 12,426
Bloomin' Brands, Inc. 1,598 11,458
Blue Bird Corp. * 971 55,881
Boot Barn Holdings, Inc. * 943 156,274
Brinker International, Inc. * 1,358 172,031
Buckle, Inc. 905 53,087
Build-A-Bear Workshop, Inc. 381 24,845
Camping World Holdings, Inc. Class A  1,836 28,990
Cavco Industries, Inc. * 234 135,891
Champion Homes, Inc. * 1,756 134,106
Cheesecake Factory, Inc. 1,420 77,589
Cinemark Holdings, Inc. 3,187 89,300
CompX International, Inc. 22 515
Cracker Barrel Old Country Store, Inc. 176 7,755
Daktronics, Inc. * 198 4,142
Dave & Buster's Entertainment, Inc. * 830 15,073
Denny's Corp. * 121 633
Dine Brands Global, Inc. 60 1,483
Dorman Products, Inc. * 847 132,030
Douglas Dynamics, Inc. 600 18,756
Dream Finders Homes, Inc. Class A * 245 6,350
Envela Corp. * 226 1,765
Ermenegildo Zegna NV (Italy)  1,882 17,785
EVgo, Inc. * 662 3,131
First Watch Restaurant Group, Inc. * 1,387 21,693
FirstCash Holdings, Inc. 1,215 192,480
Fox Factory Holding Corp. * 351 8,526
Frontier Group Holdings, Inc. * 1,673 7,386
Global Business Travel Group I * 2,508 20,265
Global Industrial Co. 426 15,621
Green Brick Partners, Inc. * 321 23,709
Group 1 Automotive, Inc. 169 73,939
Hanesbrands, Inc. * 10,764 70,935
Hilton Grand Vacations, Inc. * 1,768 73,920
HNI Corp. 799 37,433
IMAX Corp. * 1,342 43,950
indie Semiconductor, Inc. Class A * (China)  2,188 8,905
Inspired Entertainment, Inc. * 754 7,073
Installed Building Products, Inc. 719 177,349
Interface, Inc. 205 5,933
Jack in the Box, Inc. 465 9,193
Kontoor Brands, Inc. 1,366 108,966
Kura Sushi USA, Inc. Class A * 192 11,407
a Shares Value
LCI Industries 75 $ 6,986
Life Time Group Holdings, Inc. * 4,162 114,871
Lindblad Expeditions Holdings, Inc. * 1,150 14,720
Livewire Group, Inc. †* 1,234 5,861
Lovesac Co. * 256 4,334
Luminar Technologies, Inc. * 375 716
Madison Square Garden Entertainment Corp. * 1,215 54,967
Marine Products Corp. 231 2,049
MarineMax, Inc. * 52 1,317
Microvast Holdings, Inc. * 3,872 14,907
Monarch Casino & Resort, Inc. 392 41,489
OneSpaWorld Holdings Ltd. (Bahamas)  2,916 61,644
Papa John's International, Inc. 95 4,574
Patrick Industries, Inc. 996 103,016
Peloton Interactive, Inc. Class A * 4,067 36,603
Potbelly Corp. * 690 11,758
PriceSmart, Inc. 788 95,498
Pursuit Attractions & Hospitality, Inc. * 41 1,483
RCI Hospitality Holdings, Inc. 176 5,370
Red Rock Resorts, Inc. Class A  827 50,497
REV Group, Inc. 1,489 84,382
Rush Enterprises, Inc. Class A  1,013 54,165
Rush Enterprises, Inc. Class B  143 8,211
Rush Street Interactive, Inc. * 2,722 55,747
Sabre Corp. * 3,230 5,911
Savers Value Village, Inc. * 1,061 14,058
Shake Shack, Inc. Class A * 1,192 111,583
Six Flags Entertainment Corp. * 2,346 53,301
Solid Power, Inc. * 331 1,149
Sonic Automotive, Inc. Class A  160 12,174
Sonos, Inc. * 3,302 52,172
Steven Madden Ltd. 212 7,098
Sun Country Airlines Holdings, Inc. * 874 10,322
Super Group SGHC Ltd. (Guernsey)  4,888 64,522
Sweetgreen, Inc. Class A * 3,165 25,257
ThredUp, Inc. Class A * 2,836 26,800
Tile Shop Holdings, Inc. * 486 2,940
United Parks & Resorts, Inc. * 790 40,843
Urban Outfitters, Inc. * 656 46,858
Victoria's Secret & Co. * 638 17,315
VSE Corp. 537 89,271
Warby Parker, Inc. Class A * 3,013 83,099
Wolverine World Wide, Inc. 2,471 67,804
XPEL, Inc. * 735 24,306
Xponential Fitness, Inc. Class A * 831 6,473
3,995,218
Consumer, Non-Cyclical - 27.1%
spacing
10X Genomics, Inc. Class A * 817 9,551
89bio, Inc. * 1,308 19,228
Aardvark Therapeutics, Inc. * 106 1,409
Abeona Therapeutics, Inc. * 1,156 6,104
Absci Corp. * 3,449 10,485
ACADIA Pharmaceuticals, Inc. * 3,815 81,412
Accuray, Inc. * 3,099 5,175
Actuate Therapeutics, Inc. * 197 1,318
Acuren Corp. * 1,219 16,225
Adaptive Biotechnologies Corp. * 4,580 68,517
ADC Therapeutics SA * (Switzerland)  2,065 8,260
Addus HomeCare Corp. * 269 31,739
ADMA Biologics, Inc. * 7,106 104,174
Adtalem Global Education, Inc. * 1,088 168,042
agilon health, Inc. * 9,272 9,550
AirSculpt Technologies, Inc. * 390 3,128

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Akebia Therapeutics, Inc. * 1,040 $ 2,839
Akero Therapeutics, Inc. * 2,143 101,750
Alarm.com Holdings, Inc. * 1,463 77,656
Aldeyra Therapeutics, Inc. * 1,489 7,773
Alector, Inc. * 297 879
Alkermes PLC * 3,728 111,840
Alpha Teknova, Inc. * 341 2,111
Alphatec Holdings, Inc. * 3,556 51,704
Alta Equipment Group, Inc. 126 912
Altimmune, Inc. * 2,618 9,870
American Public Education, Inc. * 502 19,814
Amicus Therapeutics, Inc. * 8,523 67,161
Amneal Pharmaceuticals, Inc. * 4,014 40,180
Amphastar Pharmaceuticals, Inc. * 86 2,292
Amylyx Pharmaceuticals, Inc. * 1,648 22,396
AnaptysBio, Inc. * 596 18,250
Anavex Life Sciences Corp. †* 2,512 22,357
AngioDynamics, Inc. * 288 3,217
ANI Pharmaceuticals, Inc. * 557 51,021
Anteris Technologies Global Corp. * 1,096 4,932
Apogee Therapeutics, Inc. * 1,003 39,849
Aquestive Therapeutics, Inc. * 864 4,830
Arbutus Biopharma Corp. * 4,382 19,894
Arcellx, Inc. * 1,049 86,123
Arcturus Therapeutics Holdings, Inc. * 330 6,082
Arcus Biosciences, Inc. * 1,544 20,998
Arcutis Biotherapeutics, Inc. * 3,282 61,866
Ardelyx, Inc. * 7,232 39,848
Ardent Health, Inc. * 50 662
Arlo Technologies, Inc. * 3,047 51,647
ArriVent Biopharma, Inc. * 781 14,409
Arrowhead Pharmaceuticals, Inc. * 3,696 127,475
ARS Pharmaceuticals, Inc. * 1,859 18,683
Artivion, Inc. * 951 40,265
Arvinas, Inc. * 225 1,917
Astrana Health, Inc. * 1,248 35,381
Atlantic International Corp. * 159 485
AtriCure, Inc. * 1,484 52,311
aTyr Pharma, Inc. * 2,747 1,982
Aura Biosciences, Inc. * 404 2,497
Aurinia Pharmaceuticals, Inc. * (Canada)  3,566 39,404
Avadel Pharmaceuticals PLC * 2,735 41,763
Aveanna Healthcare Holdings, Inc. * 1,065 9,447
Avidity Biosciences, Inc. * 2,871 125,089
Avita Medical, Inc. * 366 1,870
Axogen, Inc. * 1,344 23,977
Axsome Therapeutics, Inc. * 1,241 150,719
Barrett Business Services, Inc. 765 33,905
Beam Therapeutics, Inc. * 2,928 71,063
Beauty Health Co. * 3,260 6,487
Benitec Biopharma, Inc. * (Australia)  489 6,861
Beta Bionics, Inc. * 1,030 20,466
Bicara Therapeutics, Inc. * 70 1,105
BioCryst Pharmaceuticals, Inc. * 6,414 48,682
Biohaven Ltd. * 2,767 41,533
BioLife Solutions, Inc. * 1,160 29,592
Biote Corp. Class A * 291 873
Bioventus, Inc. Class A * 1,360 9,098
BRC, Inc. Class A * 3,036 4,736
Bridgebio Pharma, Inc. * 4,793 248,948
Bright Minds Biosciences, Inc. * (Canada)  128 7,764
BrightSpring Health Services, Inc. * 2,878 85,074
Brink's Co. 1,291 150,866
Brookdale Senior Living, Inc. * 6,229 52,760
a Shares Value
Butterfly Network, Inc. * 5,842 $ 11,275
Cadiz, Inc. * 1,556 7,344
Cal-Maine Foods, Inc. 1,410 132,681
Calavo Growers, Inc. 467 12,021
Candel Therapeutics, Inc. * 1,209 6,166
Capricor Therapeutics, Inc. †* 1,086 7,830
Cardiff Oncology, Inc. * 824 1,697
CareDx, Inc. * 1,656 24,078
Carriage Services, Inc. 428 19,063
Cartesian Therapeutics, Inc. * 43 439
Cass Information Systems, Inc. 323 12,704
Catalyst Pharmaceuticals, Inc. * 3,547 69,876
CBIZ, Inc. * 1,514 80,181
Celcuity, Inc. * 859 42,435
Ceribell, Inc. * 730 8,388
Cerus Corp. * 6,116 9,724
CG oncology, Inc. * 1,711 68,919
Chefs' Warehouse, Inc. * 1,119 65,271
Cimpress PLC * (Ireland)  108 6,808
ClearPoint Neuro, Inc. * 805 17,541
Clover Health Investments Corp. * 12,349 37,788
Cogent Biosciences, Inc. * 3,750 53,850
Coherus Oncology, Inc. †* 612 1,004
Collegium Pharmaceutical, Inc. * 980 34,290
Community Health Systems, Inc. * 2,373 7,617
Compass Therapeutics, Inc. * 1,651 5,779
CompoSecure, Inc. Class A * 1,191 24,797
Concentra Group Holdings Parent, Inc. 3,370 70,534
CoreCivic, Inc. * 502 10,216
CorMedix, Inc. * 2,161 25,132
CorVel Corp. * 892 69,059
Corvus Pharmaceuticals, Inc. * 1,815 13,377
Coursera, Inc. * 4,240 49,650
CPI Card Group, Inc. * 222 3,361
CRA International, Inc. 203 42,332
Crinetics Pharmaceuticals, Inc. * 2,769 115,329
CVRx, Inc. * 419 3,381
Cytokinetics, Inc. * 396 21,764
Day One Biopharmaceuticals, Inc. * 127 895
Delcath Systems, Inc. * 898 9,654
Denali Therapeutics, Inc. * 262 3,804
DiaMedica Therapeutics, Inc. * 898 6,169
Dianthus Therapeutics, Inc. * 54 2,125
Disc Medicine, Inc. * 709 46,851
Distribution Solutions Group, Inc. * 269 8,092
Driven Brands Holdings, Inc. * 1,825 29,401
Dynavax Technologies Corp. * 3,154 31,319
Dyne Therapeutics, Inc. * 1,034 13,080
Edgewise Therapeutics, Inc. * 2,065 33,494
Electromed, Inc. * 232 5,696
Embecta Corp. 177 2,497
Emerald Holding, Inc. 460 2,341
Enliven Therapeutics, Inc. * 1,285 26,304
Ensign Group, Inc. 1,723 297,683
Esperion Therapeutics, Inc. * 2,186 5,793
Eton Pharmaceuticals, Inc. * 787 17,102
European Wax Center, Inc. Class A * 983 3,922
EVERTEC, Inc. 1,971 66,580
Evolus, Inc. * 1,753 10,763
Fennec Pharmaceuticals, Inc. * (Canada)  262 2,452
First Advantage Corp. * 1,649 25,378
FitLife Brands, Inc. * 126 2,506
Flywire Corp. * 3,244 43,924
Foghorn Therapeutics, Inc. * 834 4,078

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Forafric Global PLC * (Gibraltar)  188 $ 1,634
Franklin Covey Co. * 320 6,211
Fulcrum Therapeutics, Inc. * 145 1,334
GeneDx Holdings Corp. * 576 62,058
GEO Group, Inc. * 4,148 84,993
Geron Corp. * 16,697 22,875
Ginkgo Bioworks Holdings, Inc. * 135 1,968
Glaukos Corp. * 1,713 139,695
Gossamer Bio, Inc. * 5,825 15,320
Greenwich Lifesciences, Inc. * 203 2,020
Guardant Health, Inc. * 3,661 228,739
Guardian Pharmacy Services, Inc. Class A * 588 15,423
Gyre Therapeutics, Inc. * 270 2,014
Hackett Group, Inc. 697 13,250
Haemonetics Corp. * 1,477 71,989
Harmony Biosciences Holdings, Inc. * 1,337 36,848
Harrow, Inc. * 966 46,542
Healthcare Services Group, Inc. * 1,007 16,948
HealthEquity, Inc. * 2,617 248,013
Herbalife Ltd. * 2,290 19,328
Herc Holdings, Inc. 1,001 116,777
Hertz Global Holdings, Inc. * 3,572 24,290
Honest Co., Inc. * 1,576 5,800
Humacyte, Inc. * 995 1,731
Huron Consulting Group, Inc. * 523 76,761
ICU Medical, Inc. * 556 66,698
ImmunityBio, Inc. †* 5,792 14,248
Immunome, Inc. * 2,361 27,647
Immunovant, Inc. * 2,084 33,594
Indivior PLC * (United Kingdom)  3,164 76,284
Information Services Group, Inc. 438 2,519
Inmune Bio, Inc. * 657 1,360
Innovage Holding Corp. * 347 1,791
Innoviva, Inc. * 1,685 30,751
Insperity, Inc. 1,104 54,317
Integer Holdings Corp. * 1,057 109,220
Interparfums, Inc. 562 55,290
iRadimed Corp. 250 17,790
iRhythm Technologies, Inc. * 978 168,206
Ironwood Pharmaceuticals, Inc. * 4,924 6,450
Ispire Technology, Inc. * 495 1,267
J&J Snack Foods Corp. 475 45,643
Janux Therapeutics, Inc. * 371 9,067
John B Sanfilippo & Son, Inc. 135 8,678
John Wiley & Sons, Inc. Class A  1,188 48,078
Joint Corp. * 503 4,799
Journey Medical Corp. * 407 2,898
KalVista Pharmaceuticals, Inc. * 1,111 13,532
Kestra Medical Technologies Ltd. * 334 7,936
Kforce, Inc. 457 13,701
KinderCare Learning Cos., Inc. * 1,062 7,052
Korn Ferry 725 50,736
KORU Medical Systems, Inc. * 1,419 5,435
Krystal Biotech, Inc. * 760 134,163
Kymera Therapeutics, Inc. * 1,545 87,447
Lantheus Holdings, Inc. * 2,090 107,196
Laureate Education, Inc. * 1,365 43,052
Legalzoom.com, Inc. * 3,636 37,742
LeMaitre Vascular, Inc. 641 56,094
LENSAR, Inc. * 318 3,927
LENZ Therapeutics, Inc. * 496 23,104
Lifecore Biomedical, Inc. * 670 4,931
LifeStance Health Group, Inc. * 2,232 12,276
Lifevantage Corp. 358 3,483
a Shares Value
Lifeway Foods, Inc. * 182 $ 5,052
Ligand Pharmaceuticals, Inc. * 66 11,691
Lincoln Educational Services Corp. * 905 21,268
Liquidia Corp. * 1,969 44,775
Lucid Diagnostics, Inc. * 1,117 1,128
Madrigal Pharmaceuticals, Inc. * 570 261,436
Mama's Creations, Inc. * 996 10,468
MannKind Corp. * 9,268 49,769
Marqeta, Inc. Class A * 5,383 28,422
Marzetti Co. 616 106,439
Maze Therapeutics, Inc. * 61 1,582
MediWound Ltd. * (Israel)  245 4,415
MeiraGTx Holdings PLC * 903 7,432
Merit Medical Systems, Inc. * 1,667 138,744
Metsera, Inc. * 918 48,039
MiMedx Group, Inc. * 3,614 25,226
Mind Medicine MindMed, Inc. * 663 7,817
Mineralys Therapeutics, Inc. * 1,200 45,504
Mirum Pharmaceuticals, Inc. * 1,238 90,758
Mister Car Wash, Inc. * 2,661 14,183
Monopar Therapeutics, Inc. * 113 9,229
Myomo, Inc. * 1,091 973
Nano-X Imaging Ltd. * (Israel)  516 1,909
Nathan's Famous, Inc. 85 9,413
National Beverage Corp. * 733 27,062
National Research Corp. 430 5,495
Natural Grocers by Vitamin Cottage, Inc. 391 15,640
Nature's Sunshine Products, Inc. * 134 2,080
NeoGenomics, Inc. * 305 2,355
Neuronetics, Inc. * 1,223 3,339
NeuroPace, Inc. * 680 7,011
Niagen Bioscience, Inc. * 1,601 14,937
Novavax, Inc. * 3,768 32,669
Novocure Ltd. * 3,109 40,168
Nuvalent, Inc. Class A * 1,317 113,894
Nuvation Bio, Inc. * 665 2,461
Nuvectis Pharma, Inc. * 435 2,619
Ocular Therapeutix, Inc. * 4,307 50,349
Omeros Corp. * 1,691 6,933
OmniAb, Inc. * 411 658
Oncology Institute, Inc. * 1,990 6,945
Option Care Health, Inc. * 5,050 140,188
Organogenesis Holdings, Inc. * 2,033 8,579
ORIC Pharmaceuticals, Inc. * 533 6,396
OrthoPediatrics Corp. * 134 2,483
Oscar Health, Inc. Class A * 5,950 112,634
Outset Medical, Inc. * 231 3,262
Pacira BioSciences, Inc. * 115 2,964
PACS Group, Inc. * 1,288 17,684
Palvella Therapeutics, Inc. * 193 12,099
Payoneer Global, Inc. * 8,522 51,558
Pennant Group, Inc. * 1,029 25,951
Performant Healthcare, Inc. * 1,710 13,218
Phathom Pharmaceuticals, Inc. * 404 4,755
Phibro Animal Health Corp. Class A  622 25,166
Praxis Precision Medicines, Inc. * 49 2,597
Precigen, Inc. * 4,292 14,121
Prestige Consumer Healthcare, Inc. * 275 17,160
Priority Technology Holdings, Inc. * 728 5,001
Privia Health Group, Inc. * 3,521 87,673
PROCEPT BioRobotics Corp. * 1,609 57,425
Progyny, Inc. * 2,299 49,474
Protagonist Therapeutics, Inc. * 1,784 118,511
Protalix BioTherapeutics, Inc. * 2,348 5,213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Prothena Corp. PLC * (Ireland)  122 $ 1,191
PTC Therapeutics, Inc. * 1,934 118,690
Pulmonx Corp. * 1,298 2,103
Pulse Biosciences, Inc. * 543 9,611
Quad/Graphics, Inc. 658 4,119
Quanterix Corp. * 49 266
QuidelOrtho Corp. * 894 26,328
RadNet, Inc. * 1,694 129,100
RCM Technologies, Inc. * 164 4,354
Recursion Pharmaceuticals, Inc. Class A †* 11,230 54,802
Remitly Global, Inc. * 5,118 83,423
Rezolute, Inc. * 2,026 19,044
Rhythm Pharmaceuticals, Inc. * 1,601 161,685
Rigel Pharmaceuticals, Inc. * 539 15,270
Rocket Pharmaceuticals, Inc. * 436 1,421
RxSight, Inc. * 1,090 9,799
Sana Biotechnology, Inc. * 509 1,807
Sanara Medtech, Inc. * 83 2,634
SANUWAVE Health, Inc. * 199 7,459
Savara, Inc. * 3,344 11,938
Scholar Rock Holding Corp. * 2,286 85,131
scPharmaceuticals, Inc. * 1,272 7,212
SELLAS Life Sciences Group, Inc. †* 3,229 5,199
Semler Scientific, Inc. * 47 1,410
Sezzle, Inc. * 445 35,391
Shoulder Innovations, Inc. * 92 1,155
SI-BONE, Inc. * 1,161 17,090
SIGA Technologies, Inc. 1,003 9,177
Simply Good Foods Co. * 1,842 45,718
Sionna Therapeutics, Inc. * 367 10,793
Soleno Therapeutics, Inc. * 1,280 86,528
Solesence, Inc. * 633 2,038
Sonida Senior Living, Inc. * 101 2,800
SoundThinking, Inc. * 336 4,052
Spire Global, Inc. * 813 8,935
Spyre Therapeutics, Inc. * 1,018 17,062
STAAR Surgical Co. * 1,313 35,280
Stereotaxis, Inc. * 1,669 5,191
Stoke Therapeutics, Inc. * 1,374 32,289
StoneCo Ltd. Class A * (Brazil)  7,699 145,588
Stride, Inc. * 1,310 195,111
SunOpta, Inc. * (Canada)  2,921 17,117
Supernus Pharmaceuticals, Inc. * 139 6,643
Surmodics, Inc. * 423 12,643
Syndax Pharmaceuticals, Inc. * 2,435 37,462
Tandem Diabetes Care, Inc. * 2,043 24,802
Tarsus Pharmaceuticals, Inc. * 1,201 71,375
Taysha Gene Therapies, Inc. * 6,492 21,229
Tectonic Therapeutic, Inc. * 66 1,036
Teladoc Health, Inc. * 977 7,552
TG Therapeutics, Inc. * 4,450 160,756
Theravance Biopharma, Inc. * 928 13,549
Tootsie Roll Industries, Inc. 560 23,475
Transcat, Inc. * 138 10,102
TransMedics Group, Inc. * 1,019 114,332
Travere Therapeutics, Inc. * 2,530 60,467
Treace Medical Concepts, Inc. * 1,449 9,723
Trevi Therapeutics, Inc. * 2,681 24,531
TriNet Group, Inc. 916 61,271
TriSalus Life Sciences, Inc. * 254 1,181
TuHURA Biosciences, Inc. * (Canada)  856 2,123
Turning Point Brands, Inc. 466 46,069
Twist Bioscience Corp. * 1,810 50,933
U.S. Physical Therapy, Inc. 275 23,361
a Shares Value
Udemy, Inc. * 2,964 $ 20,778
UFP Technologies, Inc. * 230 45,908
Universal Technical Institute, Inc. * 1,429 46,514
Upbound Group, Inc. 548 12,949
UroGen Pharma Ltd. * 930 18,554
USCB Financial Holdings, Inc. 121 2,111
Vera Therapeutics, Inc. * 1,576 45,799
Veracyte, Inc. * 2,401 82,426
Verastem, Inc. * 708 6,252
Vericel Corp. * 1,541 48,495
Verra Mobility Corp. * 4,895 120,907
Viemed Healthcare, Inc. * 1,164 7,904
Viridian Therapeutics, Inc. * 1,703 36,751
Vita Coco Co., Inc. * 1,350 57,334
Vital Farms, Inc. * 1,062 43,701
WaVe Life Sciences Ltd. * 3,041 22,260
WD-40 Co. 417 82,399
Westrock Coffee Co. * 1,226 5,958
Willdan Group, Inc. * 291 28,137
Xenon Pharmaceuticals, Inc. * (Canada)  2,329 93,509
Xeris Biopharma Holdings, Inc. * 4,705 38,299
XOMA Royalty Corp. * 223 8,594
Zevia PBC Class A * 1,064 2,894
Zevra Therapeutics, Inc. * 1,663 15,815
ZipRecruiter, Inc. Class A * 2,122 8,955
Zymeworks, Inc. * 1,525 26,047
12,772,699
Energy - 3.0%
spacing
Alpha Metallurgical Resources, Inc. * 107 17,558
Archrock, Inc. 5,072 133,444
Aris Water Solutions, Inc. Class A  933 23,008
Array Technologies, Inc. * 952 7,759
ASP Isotopes, Inc. * 2,350 22,607
Atlas Energy Solutions, Inc. 1,695 19,272
Comstock Resources, Inc. * 1,577 31,272
Core Natural Resources, Inc. 552 46,081
CVR Energy, Inc. * 949 34,620
Delek U.S. Holdings, Inc. 1,830 59,054
DMC Global, Inc. * 167 1,411
Empire Petroleum Corp. * 476 2,152
Eos Energy Enterprises, Inc. * 7,807 88,922
Evolution Petroleum Corp. 999 4,815
Flotek Industries, Inc. * 132 1,927
Flowco Holdings, Inc. Class A  350 5,197
Fluence Energy, Inc. * 1,877 20,272
Gulfport Energy Corp. * 488 88,318
Hallador Energy Co. * 886 17,339
Helix Energy Solutions Group, Inc. * 932 6,114
Infinity Natural Resources, Inc. Class A * 85 1,114
Kinetik Holdings, Inc. 973 41,586
Kodiak Gas Services, Inc. 2,064 76,306
Kolibri Global Energy, Inc. * (Canada)  252 1,399
Magnolia Oil & Gas Corp. Class A  1,127 26,901
Matrix Service Co. * 202 2,642
Montauk Renewables, Inc. * 486 977
National Energy Services Reunited Corp. * 225 2,308
Natural Gas Services Group, Inc. 106 2,967
NextDecade Corp. * 4,102 27,853
NEXTracker, Inc. Class A * 3,580 264,884
Oceaneering International, Inc. * 2,531 62,718
OPAL Fuels, Inc. Class A * 614 1,351
Par Pacific Holdings, Inc. * 441 15,620
Ramaco Resources, Inc. Class A * 888 29,473

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
REX American Resources Corp. * 268 $ 8,206
Riley Exploration Permian, Inc. 91 2,467
Sable Offshore Corp. * 2,331 40,699
Seadrill Ltd. * (Norway)  693 20,936
Select Water Solutions, Inc. 153 1,636
Shoals Technologies Group, Inc. Class A * 911 6,750
Solaris Energy Infrastructure, Inc. 1,118 44,686
Tidewater, Inc. * 1,427 76,102
VAALCO Energy, Inc. 357 1,435
1,392,158
Financial - 10.6%
spacing
Abacus Global Management, Inc. * 393 2,252
Acadian Asset Management, Inc. 823 39,636
Alexander's, Inc. REIT 66 15,476
Amerant Bancorp, Inc. 444 8,556
American Coastal Insurance Corp. 369 4,203
American Healthcare REIT, Inc. 1,737 72,971
American Integrity Insurance Group, Inc. * 87 1,941
AMERISAFE, Inc. 315 13,810
Angel Oak Mortgage REIT, Inc. 162 1,518
Apartment Investment & Management Co.
Class A REIT 2,329 18,469
Apollo Commercial Real Estate Finance, Inc.
REIT 2,107 21,344
Arrow Financial Corp. 51 1,443
Artisan Partners Asset Management, Inc. Class A  1,056 45,830
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  278 10,205
Ategrity Specialty Holdings LLC * 69 1,364
Axos Financial, Inc. * 213 18,030
Bakkt Holdings, Inc. * 101 3,399
Baldwin Insurance Group, Inc. * 2,153 60,736
Banc of California, Inc. 226 3,740
BancFirst Corp. 586 74,100
Bancorp, Inc. * 1,397 104,621
Bank First Corp. 41 4,974
Bank of Hawaii Corp. 924 60,651
Bankwell Financial Group, Inc. 38 1,682
BGC Group, Inc. Class A  11,115 105,148
Bitdeer Technologies Group Class A * 2,752 47,032
Bowhead Specialty Holdings, Inc. * 484 13,087
Bridgewater Bancshares, Inc. * 331 5,826
Brookfield Business Corp. Class A (Canada)  247 8,282
Burford Capital Ltd. 3,922 46,907
California BanCorp * 110 1,835
Capital Bancorp, Inc. 90 2,871
CareTrust REIT, Inc. 651 22,577
Carter Bankshares, Inc. * 130 2,523
CBL & Associates Properties, Inc. REIT 419 12,813
Citizens Financial Services, Inc. 23 1,386
City Holding Co. 271 33,569
Coastal Financial Corp. * 395 42,727
Cohen & Steers, Inc. 773 50,717
Columbia Financial, Inc. * 33 495
Community Financial System, Inc. 359 21,052
Community West Bancshares 111 2,313
Compass, Inc. Class A * 14,324 115,022
ConnectOne Bancorp, Inc. 342 8,485
Core Scientific, Inc. †* 7,248 130,029
Crawford & Co. Class A  525 5,618
Customers Bancorp, Inc. * 79 5,164
Dave, Inc. * 284 56,615
Diamond Hill Investment Group, Inc. 9 1,260
a Shares Value
DiamondRock Hospitality Co. REIT 3,628 $ 28,879
Dime Community Bancshares, Inc. 200 5,966
Eagle Bancorp, Inc. 203 4,105
Enova International, Inc. * 740 85,167
Esquire Financial Holdings, Inc. 217 22,146
eXp World Holdings, Inc. 2,691 28,686
F&G Annuities & Life, Inc. 46 1,438
Federal Agricultural Mortgage Corp. Class C  260 43,675
Finwise Bancorp * 181 3,510
First BanCorp 2,680 59,094
First Business Financial Services, Inc. 28 1,435
First Community Corp. 63 1,778
First Financial Bankshares, Inc. 4,107 138,201
First Financial Corp. 56 3,161
First Internet Bancorp 104 2,333
First Merchants Corp. 117 4,411
First Western Financial, Inc. * 75 1,727
Five Star Bancorp 297 9,563
FTAI Infrastructure, Inc. 3,299 14,384
GCM Grosvenor, Inc. Class A  1,380 16,657
Glacier Bancorp, Inc. 735 35,772
Gladstone Commercial Corp. REIT 319 3,930
Goosehead Insurance, Inc. Class A  585 43,536
Greene County Bancorp, Inc. 150 3,390
Guaranty Bancshares, Inc. 31 1,511
HCI Group, Inc. 317 60,842
Heritage Insurance Holdings, Inc. * 533 13,421
Hingham Institution For Savings 6 1,583
Hippo Holdings, Inc. * 288 10,414
Hope Bancorp, Inc. 272 2,929
International Bancshares Corp. 169 11,619
International Money Express, Inc. * 797 11,134
Investors Title Co. 9 2,410
Jefferson Capital, Inc. 101 1,743
Kestrel Group Ltd. * (Bermuda)  53 1,447
Kingstone Cos., Inc. 352 5,174
Kingsway Financial Services, Inc. * (Canada)  615 8,991
Lakeland Financial Corp. 437 28,055
Lemonade, Inc. * 1,706 91,322
LendingTree, Inc. * 317 20,519
LINKBANCORP, Inc. 188 1,340
Live Oak Bancshares, Inc. 461 16,236
Marex Group PLC (United Kingdom)  1,135 38,159
Maui Land & Pineapple Co., Inc. * 174 3,243
McGrath RentCorp 571 66,978
Meridian Corp. 92 1,453
Metrocity Bankshares, Inc. 336 9,304
Metropolitan Bank Holding Corp. 59 4,414
Moelis & Co. Class A  2,278 162,467
National Health Investors, Inc. REIT 323 25,679
NBT Bancorp, Inc. 111 4,635
NerdWallet, Inc. Class A * 1,253 13,482
NETSTREIT Corp. REIT 696 12,570
NexPoint Residential Trust, Inc. REIT 201 6,476
Nicolet Bankshares, Inc. 118 15,871
Northeast Bank 150 15,024
Northfield Bancorp, Inc. 175 2,065
Northrim BanCorp, Inc. 332 7,191
Old National Bancorp 1,289 28,294
OppFi, Inc. 705 7,988
Orange County Bancorp, Inc. 110 2,773
Origin Bancorp, Inc. 62 2,140
Outfront Media, Inc. REIT 4,283 78,465
P10, Inc. Class A  1,771 19,268

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Pagseguro Digital Ltd. Class A (Brazil)  3,399 $ 33,990
Palomar Holdings, Inc. * 809 94,451
Pathward Financial, Inc. 725 53,657
Patria Investments Ltd. Class A (Cayman)  1,986 28,996
Patriot National Bancorp, Inc. * 1,471 1,912
Paysign, Inc. * 975 6,133
PCB Bancorp 64 1,344
Peapack-Gladstone Financial Corp. 222 6,127
Peoples Financial Services Corp. 43 2,090
Perella Weinberg Partners 1,901 40,529
Phillips Edison & Co., Inc. REIT 692 23,756
Piper Sandler Cos. 536 185,987
PJT Partners, Inc. Class A  705 125,300
PotlatchDeltic Corp. REIT 146 5,950
Provident Financial Services, Inc. 508 9,794
Real Brokerage, Inc. * (Canada)  3,156 13,192
Regional Management Corp. 52 2,026
Resolute Holdings Management, Inc. * 53 3,824
Root, Inc. Class A * 352 31,508
Ryman Hospitality Properties, Inc. REIT 1,896 169,863
Saul Centers, Inc. REIT 347 11,059
Selective Insurance Group, Inc. 1,645 133,360
Selectquote, Inc. * 3,335 6,537
ServisFirst Bancshares, Inc. 1,579 127,157
Shore Bancshares, Inc. 167 2,740
SiriusPoint Ltd. * (Sweden)  271 4,902
Sky Harbour Group Corp. * 719 7,097
Skyward Specialty Insurance Group, Inc. * 1,097 52,173
Slide Insurance Holdings, Inc. * 304 4,799
SmartFinancial, Inc. 86 3,073
Southern Missouri Bancorp, Inc. 28 1,472
St. Joe Co. 1,165 57,644
StepStone Group, Inc. Class A  2,139 139,698
Stock Yards Bancorp, Inc. 758 53,052
StoneX Group, Inc. * 1,410 142,297
Strawberry Fields REIT, Inc. 204 2,509
Sunstone Hotel Investors, Inc. REIT 469 4,395
Tanger, Inc. REIT 3,107 105,141
Terawulf, Inc. * 8,219 93,861
Texas Capital Bancshares, Inc. * 187 15,807
Tiptree, Inc. 199 3,815
Triumph Financial, Inc. * 308 15,412
Trupanion, Inc. * 1,137 49,209
Two Harbors Investment Corp. REIT 1,645 16,236
UMB Financial Corp. 190 22,487
UMH Properties, Inc. REIT 2,428 36,056
Union Bankshares, Inc. 117 2,897
Unity Bancorp, Inc. 117 5,718
Universal Health Realty Income Trust REIT 330 12,926
Universal Insurance Holdings, Inc. 203 5,339
Upstart Holdings, Inc. * 2,581 131,115
Valley National Bancorp 3,617 38,340
Victory Capital Holdings, Inc. Class A  1,359 88,009
WesBanco, Inc. 149 4,758
West BanCorp, Inc. 93 1,890
WisdomTree, Inc. 3,688 51,263
Xenia Hotels & Resorts, Inc. REIT 422 5,790
5,016,339
Industrial - 21.1%
spacing
908 Devices, Inc. * 704 6,167
AAR Corp. * 274 24,570
Advanced Energy Industries, Inc. 1,156 196,682
Aebi Schmidt Holding AG (Switzerland)  113 1,409
a Shares Value
AeroVironment, Inc. * 979 $ 308,277
AIRO Group Holdings, Inc. * 132 2,534
Alamo Group, Inc. 97 18,517
Albany International Corp. Class A  277 14,764
Allient, Inc. 37 1,656
American Superconductor Corp. * 1,339 79,523
Amprius Technologies, Inc. * 2,853 30,014
Applied Optoelectronics, Inc. * 1,323 34,305
Archer Aviation, Inc. Class A * 16,885 161,758
Arcosa, Inc. 416 38,983
Ardagh Metal Packaging SA 1,208 4,820
Argan, Inc. 407 109,910
Astronics Corp. * 848 38,677
Atmus Filtration Technologies, Inc. 2,314 104,338
AZZ, Inc. 911 99,417
Badger Meter, Inc. 910 162,508
Belden, Inc. 1,215 146,128
Bloom Energy Corp. Class A * 6,583 556,724
Bowman Consulting Group Ltd. * 408 17,283
Byrna Technologies, Inc. * 554 12,277
Cactus, Inc. Class A  2,091 82,532
Cadre Holdings, Inc. 872 31,837
Casella Waste Systems, Inc. Class A * 1,927 182,834
CECO Environmental Corp. * 895 45,824
Centuri Holdings, Inc. * 2,153 45,579
Chart Industries, Inc. * 1,387 277,608
Construction Partners, Inc. Class A * 1,439 182,753
Costamare Bulkers Holdings Ltd. * (Monaco)  29 417
Covenant Logistics Group, Inc. 111 2,404
CryoPort, Inc. * 364 3,451
CSW Industrials, Inc. 499 121,132
CTS Corp. 117 4,673
DXP Enterprises, Inc. * 399 47,509
Dycom Industries, Inc. * 860 250,914
Energizer Holdings, Inc. 1,593 39,650
Energy Recovery, Inc. * 1,618 24,950
Energy Services of America Corp. 398 4,119
Enerpac Tool Group Corp. 1,660 68,060
EnerSys 62 7,004
Enovix Corp. * 5,043 50,279
Enpro, Inc. 83 18,758
ESCO Technologies, Inc. 798 168,466
Eve Holding, Inc. * 1,447 5,513
Evolv Technologies Holdings, Inc. * 3,545 26,765
Exponent, Inc. 1,553 107,902
Fabrinet * (Thailand)  1,108 403,999
Federal Signal Corp. 1,842 219,180
FLEX LNG Ltd. * (Norway)  166 4,183
Forward Air Corp. * 238 6,102
Franklin Electric Co., Inc. 1,223 116,430
Frontdoor, Inc. * 2,281 153,488
GATX Corp. 84 14,683
Gorman-Rupp Co. 638 29,610
Graham Corp. * 318 17,458
Granite Construction, Inc. 1,157 126,865
Griffon Corp. 1,176 89,552
IES Holdings, Inc. * 277 110,149
Insteel Industries, Inc. 311 11,924
Intuitive Machines, Inc. * 217 2,283
Itron, Inc. * 676 84,203
Janus International Group, Inc. * 1,531 15,111
JBT Marel Corp. 772 108,427
Joby Aviation, Inc. * 14,150 228,381
Kadant, Inc. 361 107,426

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Karat Packaging, Inc. 236 $ 5,950
Knife River Corp. * 1,753 134,753
Knowles Corp. * 202 4,709
Kopin Corp. * 5,087 12,361
Kratos Defense & Security Solutions, Inc. * 5,114 467,266
KULR Technology Group, Inc. * 1,114 4,634
Latham Group, Inc. * 1,157 8,805
Lightbridge Corp. * 646 13,702
Limbach Holdings, Inc. * 325 31,564
Lindsay Corp. 332 46,666
LSI Industries, Inc. 620 14,638
M-Tron Industries, Inc. * 84 4,660
Materion Corp. 123 14,860
Mayville Engineering Co., Inc. * 81 1,115
Mercury Systems, Inc. * 368 28,483
Mesa Laboratories, Inc. 155 10,387
MicroVision, Inc. * 5,252 6,512
Mirion Technologies, Inc. * 7,204 167,565
Modine Manufacturing Co. * 1,607 228,451
Moog, Inc. Class A  863 179,219
Mueller Water Products, Inc. Class A  4,785 122,113
Myers Industries, Inc. 180 3,049
MYR Group, Inc. * 473 98,398
NANO Nuclear Energy, Inc. †* 897 34,588
Napco Security Technologies, Inc. 1,057 45,398
Neonode, Inc. * 313 1,092
nLight, Inc. * 108 3,200
Novanta, Inc. * 1,103 110,465
NuScale Power Corp. * 3,887 139,932
NVE Corp. 143 9,334
O-I Glass, Inc. * 1,144 14,838
Omega Flex, Inc. 121 3,773
Orion Group Holdings, Inc. * 251 2,088
OSI Systems, Inc. * 492 122,626
Park Aerospace Corp. 276 5,614
Perma-Fix Environmental Services, Inc. * 93 939
Plexus Corp. * 766 110,833
Powell Industries, Inc. 293 89,309
Power Solutions International, Inc. * 185 18,171
Primoris Services Corp. 1,554 213,411
Pro-Dex, Inc. * 71 2,403
PureCycle Technologies, Inc. * 3,980 52,337
Red Cat Holdings, Inc. * 2,618 27,096
Redwire Corp. †* 1,462 13,143
Richtech Robotics, Inc. Class B * 2,025 8,687
RXO, Inc. * 327 5,029
Sanmina Corp. * 719 82,764
Sight Sciences, Inc. * 1,133 3,898
SKYX Platforms Corp. * 2,038 2,283
Smith-Midland Corp. * 93 3,432
SPX Technologies, Inc. * 1,479 276,248
Standex International Corp. 300 63,570
Sterling Infrastructure, Inc. * 915 310,807
Sturm Ruger & Co., Inc. 163 7,086
Tecnoglass, Inc. 745 49,848
Thermon Group Holdings, Inc. * 140 3,741
Titan America SA * (Belgium)  729 10,891
Trinity Industries, Inc. 1,167 32,723
TSS, Inc. * 541 9,798
Turtle Beach Corp. * 321 5,104
UFP Industries, Inc. 92 8,601
Vicor Corp. * 715 35,550
Voyager Technologies, Inc. Class A * 313 9,321
Watts Water Technologies, Inc. Class A  843 235,433
a Shares Value
Werner Enterprises, Inc. 256 $ 6,738
Willis Lease Finance Corp. 11 1,508
World Kinect Corp. 187 4,853
Worthington Enterprises, Inc. 309 17,146
Xometry, Inc. Class A * 1,333 72,609
Zurn Elkay Water Solutions Corp. 4,608 216,714
9,936,460
Technology - 15.6%
spacing
ACI Worldwide, Inc. * 3,234 170,658
ACV Auctions, Inc. Class A * 5,140 50,937
Adeia, Inc. 2,917 49,006
Aehr Test Systems * 687 20,686
Agilysys, Inc. * 794 83,569
Airship AI Holdings, Inc. * 531 2,745
Alignment Healthcare, Inc. * 4,479 78,159
Alkami Technology, Inc. * 2,091 51,940
Ambarella, Inc. * 1,249 103,067
Ambiq Micro, Inc. * 94 2,812
Amplitude, Inc. Class A * 2,735 29,319
Appian Corp. Class A * 1,206 36,867
Arteris, Inc. * 94 949
Asana, Inc. Class A * 2,653 35,444
Atomera, Inc. * 999 4,416
AvePoint, Inc. * 4,080 61,241
AvidXchange Holdings, Inc. * 5,232 52,058
Axcelis Technologies, Inc. * 71 6,932
Bandwidth, Inc. Class A * 216 3,601
BigBear.ai Holdings, Inc. †* 2,070 13,496
Blackbaud, Inc. * 944 60,709
BlackLine, Inc. * 1,597 84,801
Blaize Holdings, Inc. * 1,496 5,161
Blend Labs, Inc. Class A * 6,423 23,444
Box, Inc. Class A * 3,351 108,137
Braze, Inc. Class A * 2,443 69,479
C3.ai, Inc. Class A * 3,755 65,112
Cantaloupe, Inc. * 1,796 18,984
Carlsmed, Inc. * 137 1,834
Cerence, Inc. * 346 4,311
CEVA, Inc. * 620 16,374
Claritev Corp. * 232 12,315
Clear Secure, Inc. Class A  2,566 85,653
Clearwater Analytics Holdings, Inc. Class A * 7,564 136,303
Climb Global Solutions, Inc. 120 16,181
Commerce.com, Inc. * 2,151 10,733
Commvault Systems, Inc. * 1,372 259,006
CoreCard Corp. * 189 5,088
CS Disco, Inc. * 619 3,999
CSG Systems International, Inc. 763 49,122
CSP, Inc. 198 2,287
D-Wave Quantum, Inc. * (Canada)  9,474 234,103
Daily Journal Corp. * 30 13,954
Diebold Nixdorf, Inc. * 737 42,031
Digimarc Corp. * 481 4,699
Digital Turbine, Inc. * 1,994 12,762
DigitalOcean Holdings, Inc. * 2,095 71,565
Domo, Inc. Class B * 833 13,195
Donnelley Financial Solutions, Inc. * 587 30,189
eGain Corp. * 435 3,789
EverCommerce, Inc. * 431 4,797
Evolent Health, Inc. Class A * 1,152 9,746
Expensify, Inc. Class A * 1,086 2,009
Five9, Inc. * 2,337 56,555
FormFactor, Inc. * 1,784 64,973

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Freshworks, Inc. Class A * 6,158 $ 72,480
Genius Sports Ltd. * (United Kingdom)  6,708 83,045
Golden Matrix Group, Inc. * 295 333
Grid Dynamics Holdings, Inc. * 1,619 12,483
I3 Verticals, Inc. Class A * 56 1,818
IBEX Holdings Ltd. * 340 13,777
Ibotta, Inc. Class A * 442 12,310
Impinj, Inc. * 796 143,877
Innodata, Inc. * 942 72,600
Insight Enterprises, Inc. * 301 34,136
Intapp, Inc. * 1,733 70,880
Integral Ad Science Holding Corp. * 285 2,898
IonQ, Inc. †* 8,479 521,459
Jamf Holding Corp. * 2,173 23,251
Kaltura, Inc. * 2,647 3,812
Kulicke & Soffa Industries, Inc. (Singapore)  920 37,389
Life360, Inc. * 494 52,512
LiveRamp Holdings, Inc. * 1,981 53,764
Maximus, Inc. 1,735 158,527
MaxLinear, Inc. * 361 5,805
McGraw Hill, Inc. * 525 6,589
Meridianlink, Inc. * 971 19,352
Mitek Systems, Inc. * 309 3,019
Navitas Semiconductor Corp. * 780 5,632
NCR Atleos Corp. * 2,246 88,290
NextNav, Inc. * 2,699 38,596
Nutex Health, Inc. * 102 10,539
Omada Health, Inc. * 185 4,090
OneSpan, Inc. 164 2,606
Ouster, Inc. * 1,557 42,117
Pagaya Technologies Ltd. Class A * 1,410 41,863
PagerDuty, Inc. * 2,610 43,117
PAR Technology Corp. * 715 28,300
PDF Solutions, Inc. * 976 25,200
Phreesia, Inc. * 1,754 41,254
Pitney Bowes, Inc. 1,651 18,838
Planet Labs PBC * 7,159 92,924
Playtika Holding Corp. 461 1,793
Porch Group, Inc. * 1,991 33,409
Power Integrations, Inc. 1,737 69,845
Progress Software Corp. * 1,313 57,680
PROS Holdings, Inc. * 1,340 30,699
Qualys, Inc. * 1,121 148,342
Quantum Computing, Inc. †* 4,117 75,794
Rackspace Technology, Inc. * 1,061 1,496
Rambus, Inc. * 3,311 345,006
Rapid7, Inc. * 1,944 36,450
Red Violet, Inc. 348 18,183
ReposiTrak, Inc. 321 4,757
Rezolve AI PLC * 4,489 22,355
Rigetti Computing, Inc. * 9,798 291,882
Rimini Street, Inc. * 388 1,816
Sapiens International Corp. NV (Israel)  954 41,022
Schrodinger, Inc. * 1,724 34,583
SEMrush Holdings, Inc. Class A * 1,561 11,052
Semtech Corp. * 2,674 191,057
Silicon Laboratories, Inc. * 990 129,819
Simulations Plus, Inc. * 537 8,093
SiTime Corp. * 654 197,057
SkyWater Technology, Inc. * 804 15,003
SoundHound AI, Inc. Class A †* 11,229 180,562
Sprout Social, Inc. Class A * 1,564 20,207
SPS Commerce, Inc. * 1,167 121,531
Synaptics, Inc. * 109 7,449
a Shares Value
Synchronoss Technologies, Inc. * 360 $ 2,189
Talkspace, Inc. * 4,234 11,686
Tenable Holdings, Inc. * 3,722 108,534
TruBridge, Inc. * 337 6,797
Ultra Clean Holdings, Inc. * 109 2,970
Unisys Corp. * 1,796 7,004
V2X, Inc. * 46 2,672
Varonis Systems, Inc. * 3,386 194,593
Vertex, Inc. Class A * 1,992 49,382
Viant Technology, Inc. Class A * 358 3,090
Vimeo, Inc. * 1,855 14,376
VTEX Class A * (Brazil)  1,660 7,271
Vuzix Corp. * 2,045 6,401
Waystar Holding Corp. * 2,843 107,807
Weave Communications, Inc. * 1,770 11,824
WM Technology, Inc. * 2,631 3,052
WNS Holdings Ltd. * (United Kingdom)  1,151 87,787
Workiva, Inc. * 1,542 132,735
Yext, Inc. * 3,110 26,497
Zeta Global Holdings Corp. Class A * 5,711 113,478
7,347,871
Utilities - 0.5%
spacing
American States Water Co. 777 56,970
Chesapeake Utilities Corp. 239 32,191
Consolidated Water Co. Ltd. 127 4,480
Genie Energy Ltd. Class B  72 1,076
Global Water Resources, Inc. 392 4,038
MGE Energy, Inc. 593 49,919
Middlesex Water Co. 98 5,304
Oklo, Inc. * 780 87,071
Otter Tail Corp. 91 7,459
York Water Co. 53 1,612
250,120
Total Common Stocks
    (Cost $37,230,975) 45,353,863
EXCHANGE-TRADED FUNDS - 2.7%
iShares Russell 2000 Growth 3,979 1,273,439
a
Total Exchange-Traded Funds
    (Cost $1,257,883) 1,273,439
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $38,489,683) 46,629,333
SECURITIES LENDING COLLATERAL - 2.2%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.990% 253,599 253,599

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $1,924 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 1.7%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$430,883; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $439,500) $ 430,832 $ 430,832
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$392,519; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $399,990) 391,881 391,881
822,713
Total Securities Lending Collateral
(Cost $1,076,312) 1,076,312
a
TOTAL INVESTMENTS - 101.2%
(Cost $39,565,995) 47,705,645
DERIVATIVES - 0.0% 4,204
OTHER ASSETS & LIABILITIES, NET - (1.2%) (549,460)
NET ASSETS - 100.0% $ 47,160,389
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 12/25 47 $ 572,839 $ 577,043 $ 4,204

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 2,612 $ 444
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 123 62
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 897
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 588 –
1,981
Total Rights
    (Cost $1,077) 1,981
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 77 258
Total Warrants
    (Cost $0) 258
COMMON STOCKS - 97.0%
Basic Materials - 4.1%
spacing
AdvanSix, Inc. 3,055 59,206
American Battery Technology Co. * 2,715 13,195
American Vanguard Corp. * 3,166 18,173
Avient Corp. 10,552 347,689
Cabot Corp. 315 23,956
Caledonia Mining Corp. PLC (South Africa)  2,016 72,999
Calumet, Inc. * 7,050 128,663
Centrus Energy Corp. Class A * 411 127,439
Codexis, Inc. * 2,191 5,346
Coeur Mining, Inc. * 37,015 694,401
Commercial Metals Co. 13,127 751,915
Compass Minerals International, Inc. * 816 15,667
Constellium SE * 10,420 155,050
Critical Metals Corp. * (Austria)  2,069 12,869
Ecovyst, Inc. * 13,808 120,958
Encore Energy Corp. †* (Canada)  22,119 71,002
Energy Fuels, Inc. * 18,181 279,078
Ferroglobe PLC 12,168 55,364
HB Fuller Co. 6,201 367,595
Hecla Mining Co. 53,002 641,324
Innospec, Inc. 2,646 204,165
Intrepid Potash, Inc. * 1,257 38,439
Ivanhoe Electric, Inc. * 1,502 18,850
Kaiser Aluminum Corp. 890 68,672
Koppers Holdings, Inc. 2,258 63,224
Kronos Worldwide, Inc. 2,659 15,263
MAC Copper Ltd. * (Australia)  6,913 84,408
Magnera Corp. * 3,775 44,243
Mativ Holdings, Inc. 6,240 70,574
Minerals Technologies, Inc. 3,608 224,129
Novagold Resources, Inc. * (Canada)  2,839 24,983
Oil-Dri Corp. of America 329 20,082
Orion SA (Germany)  6,532 49,513
Perimeter Solutions, Inc. * 16,186 362,405
Quaker Chemical Corp. 1,612 212,381
Rayonier Advanced Materials, Inc. * 7,724 55,767
a Shares Value
Rogers Corp. * 2,078 $ 167,196
SSR Mining, Inc. * (Canada)  23,562 575,384
Stepan Co. 2,372 113,144
Sylvamo Corp. 2,829 125,098
Trinseo PLC 2,440 5,734
Tronox Holdings PLC 13,974 56,176
Valhi, Inc. 547 8,632
6,570,351
Communications - 3.7%
spacing
1-800-Flowers.com, Inc. Class A †* 2,275 10,465
A10 Networks, Inc. 923 16,752
Advantage Solutions, Inc. * 13,745 21,030
Altice USA, Inc. Class A * 27,384 65,995
AMC Networks, Inc. Class A * 4,377 36,067
Angi, Inc. * 4,736 77,007
Applied Digital Corp. * 5,989 137,388
ATN International, Inc. 1,265 18,937
Aviat Networks, Inc. * 1,318 30,222
BARK, Inc. * 5,906 4,907
Bed Bath & Beyond, Inc. * 6,413 62,783
Boston Omaha Corp. Class A * 2,286 29,901
Bumble, Inc. Class A * 7,538 45,906
Cable One, Inc. 581 102,866
Cars.com, Inc. * 6,699 81,862
Clearfield, Inc. * 746 25,647
CommScope Holding Co., Inc. * 9,489 146,890
DigitalBridge Group, Inc. 19,898 232,807
EchoStar Corp. Class A †* 15,605 1,191,598
Entravision Communications Corp. Class A  9,479 22,086
ePlus, Inc. 3,074 218,285
Eventbrite, Inc. Class A * 7,941 20,011
EW Scripps Co. Class A * 8,143 20,032
Gannett Co., Inc. * 2,403 9,924
Getty Images Holdings, Inc. †* 11,100 21,978
Gray Media, Inc. 10,565 61,066
Harmonic, Inc. * 9,804 99,805
HealthStream, Inc. 1,539 43,461
IDT Corp. Class B  354 18,518
iHeartMedia, Inc. Class A * 15,362 44,089
Inseego Corp. * 644 9,641
Lands' End, Inc. * 1,476 20,812
Liberty Latin America Ltd. Class A * 3,870 32,082
Liberty Latin America Ltd. Class C * 14,254 120,304
LifeMD, Inc. * 1,285 8,725
Lumen Technologies, Inc. * 13,082 80,062
National CineMedia, Inc. 8,046 36,287
NETGEAR, Inc. * 3,213 104,069
Newsmax, Inc. * 1,092 13,541
Nextdoor Holdings, Inc. * 29,403 61,452
Nexxen International Ltd. * (Israel)  4,226 39,091
Open Lending Corp. * 11,177 23,583
Powerfleet, Inc. NJ * 14,946 78,317
Preformed Line Products Co. 241 47,272
RealReal, Inc. * 8,184 86,996
Ribbon Communications, Inc. * 11,713 44,509
Rumble, Inc. †* 9,371 67,846
Satellogic, Inc. Class A * 1,456 4,776
Scholastic Corp. 2,334 63,905
Serve Robotics, Inc. * 458 5,327
Shenandoah Telecommunications Co. 5,806 77,917
Shutterstock, Inc. 2,825 58,901
Sinclair, Inc. 4,417 66,697
Sphere Entertainment Co. * 3,179 197,479

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Spok Holdings, Inc. 1,577 $ 27,203
Stitch Fix, Inc. Class A * 11,938 51,930
TechTarget, Inc. * 2,862 16,628
TEGNA, Inc. 18,479 375,678
Telephone & Data Systems, Inc. 11,441 448,945
TripAdvisor, Inc. * 6,897 112,145
TrueCar, Inc. * 10,200 18,768
Tucows, Inc. Class A * 276 5,121
Viasat, Inc. * 13,561 397,337
Vivid Seats, Inc. Class A * 158 2,626
WideOpenWest, Inc. * 5,471 28,230
Ziff Davis, Inc. * 4,756 181,204
5,933,691
Consumer, Cyclical - 11.6%
spacing
A-Mark Precious Metals, Inc. 2,204 57,017
Academy Sports & Outdoors, Inc. 7,616 380,952
Adient PLC * 9,686 233,239
Advance Auto Parts, Inc. 6,892 423,169
Allegiant Travel Co. * 1,319 80,156
AMC Entertainment Holdings, Inc. Class A * 50,749 147,172
American Axle & Manufacturing Holdings, Inc. * 14,096 84,717
American Eagle Outfitters, Inc. 18,662 319,307
American Outdoor Brands, Inc. * 475 4,123
America's Car-Mart, Inc. * 855 24,975
Arko Corp. 8,236 37,639
Asbury Automotive Group, Inc. * 2,273 555,635
Barnes & Noble Education, Inc. * 1,618 16,099
Beazer Homes USA, Inc. * 3,215 78,928
Biglari Holdings, Inc. Class B * 96 31,070
BJ's Restaurants, Inc. * 787 24,027
Bloomin' Brands, Inc. 4,180 29,971
BlueLinx Holdings, Inc. * 908 66,357
Brightstar Lottery PLC 12,964 223,629
Buckle, Inc. 125 7,332
Caleres, Inc. 3,886 50,673
Capri Holdings Ltd. * 13,350 265,932
Carter's, Inc. 4,044 114,122
Century Communities, Inc. 2,904 184,026
Citi Trends, Inc. * 561 17,408
Clarus Corp. 1,633 5,715
Clean Energy Fuels Corp. * 21,272 54,882
Cooper-Standard Holdings, Inc. * 1,970 72,752
Cracker Barrel Old Country Store, Inc. † 1,840 81,070
Daktronics, Inc. * 3,752 78,492
Dana, Inc. 15,257 305,750
Denny's Corp. * 5,418 28,336
Designer Brands, Inc. Class A † 4,071 14,411
Dine Brands Global, Inc. 1,443 35,671
Douglas Dynamics, Inc. 198 6,189
Dream Finders Homes, Inc. Class A * 2,665 69,077
El Pollo Loco Holdings, Inc. * 3,854 37,384
Escalade, Inc. 1,053 13,236
Ethan Allen Interiors, Inc. 2,648 78,010
EVgo, Inc. * 13,105 61,987
Faraday Future Intelligent Electric, Inc. †* 9,987 12,983
Flexsteel Industries, Inc. 579 26,837
Forestar Group, Inc. * 2,286 60,785
Fox Factory Holding Corp. * 3,560 86,472
Frontier Group Holdings, Inc. * 3,539 15,625
Funko, Inc. Class A * 4,070 14,001
G-III Apparel Group Ltd. * 4,500 119,745
Garrett Motion, Inc. (Switzerland)  15,655 213,221
Genesco, Inc. * 994 28,816
a Shares Value
Gentherm, Inc. * 3,514 $ 119,687
Global Business Travel Group I * 1,992 16,095
Golden Entertainment, Inc. 2,186 51,546
Goodyear Tire & Rubber Co. * 30,219 226,038
Green Brick Partners, Inc. * 2,346 173,276
Group 1 Automotive, Inc. 828 362,258
Hamilton Beach Brands Holding Co. Class A  1,233 17,718
Haverty Furniture Cos., Inc. 1,669 36,601
HNI Corp. 2,138 100,165
Holley, Inc. * 5,266 16,535
Hovnanian Enterprises, Inc. Class A * 565 72,597
Hudson Technologies, Inc. * 4,814 47,803
Hyliion Holdings Corp. * 16,860 33,214
indie Semiconductor, Inc. Class A * (China)  14,236 57,941
Interface, Inc. 5,942 171,961
J Jill, Inc. 639 10,959
JAKKS Pacific, Inc. 1,118 20,940
JetBlue Airways Corp. * 38,235 188,116
Johnson Outdoors, Inc. Class A  661 26,698
KB Home 7,500 477,300
Kohl's Corp. † 12,563 193,093
Kontoor Brands, Inc. 1,206 96,203
Krispy Kreme, Inc. 7,178 27,779
La-Z-Boy, Inc. 4,708 161,579
Lakeland Industries, Inc. 788 11,662
LCI Industries 2,500 232,875
Leggett & Platt, Inc. 15,464 137,320
LGI Homes, Inc. * 2,343 121,157
Lionsgate Studios Corp. * 23,921 165,055
Lovesac Co. * 572 9,684
Luminar Technologies, Inc. * 4,011 7,661
M/I Homes, Inc. * 3,040 439,098
Malibu Boats, Inc. Class A * 2,162 70,157
Marcus Corp. 2,688 41,691
MarineMax, Inc. * 2,063 52,256
Marriott Vacations Worldwide Corp. 3,159 210,263
MasterCraft Boat Holdings, Inc. * 2,175 46,675
Meritage Homes Corp. 8,144 589,870
Methode Electronics, Inc. 3,944 29,777
Microvast Holdings, Inc. * 9,066 34,904
Miller Industries, Inc. 1,383 55,901
MillerKnoll, Inc. 7,824 138,798
Motorcar Parts of America, Inc. * 1,509 24,959
Movado Group, Inc. 1,901 36,062
MRC Global, Inc. * 10,069 145,195
National Vision Holdings, Inc. * 9,011 263,031
Nu Skin Enterprises, Inc. Class A  5,755 70,153
ODP Corp. * 3,176 88,452
OneWater Marine, Inc. Class A * 1,751 27,736
OPENLANE, Inc. * 12,366 355,893
Oxford Industries, Inc. 1,609 65,229
Papa John's International, Inc. 3,420 164,673
PC Connection, Inc. 1,292 80,091
Peloton Interactive, Inc. Class A * 28,325 254,925
Petco Health & Wellness Co., Inc. * 8,631 33,402
Phinia, Inc. 4,419 254,004
Polaris, Inc. 6,086 353,779
Portillo's, Inc. Class A * 6,590 42,505
Pursuit Attractions & Hospitality, Inc. * 2,256 81,622
RCI Hospitality Holdings, Inc. 364 11,106
Red Rock Resorts, Inc. Class A  2,576 157,291
Reservoir Media, Inc. * 1,787 14,546
Resideo Technologies, Inc. * 15,983 690,146
Rocky Brands, Inc. 703 20,942

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Rush Enterprises, Inc. Class A  2,733 $ 146,134
Rush Enterprises, Inc. Class B  1,122 64,425
Sabre Corp. * 32,819 60,059
Sally Beauty Holdings, Inc. * 11,743 191,176
Savers Value Village, Inc. * 399 5,287
ScanSource, Inc. * 2,420 106,456
Shoe Carnival, Inc. 2,119 44,054
Signet Jewelers Ltd. (NYSE) 4,602 441,424
Six Flags Entertainment Corp. * 2,101 47,735
SkyWest, Inc. * 4,692 472,109
Sleep Number Corp. * 2,303 16,167
Solid Power, Inc. * 16,656 57,796
Sonic Automotive, Inc. Class A  1,126 85,677
Sonos, Inc. * 997 15,753
Standard Motor Products, Inc. 2,417 98,662
Starz Entertainment Corp. * 1,583 23,318
Steelcase, Inc. Class A  9,664 166,221
Steven Madden Ltd. 7,475 250,263
Strattec Security Corp. * 495 33,690
Sun Country Airlines Holdings, Inc. * 2,771 32,726
Superior Group of Cos., Inc. 1,744 18,696
Taylor Morrison Home Corp. * 11,462 756,607
Tile Shop Holdings, Inc. * 1,134 6,861
Titan International, Inc. * 5,471 41,361
Titan Machinery, Inc. * 2,512 42,051
Topgolf Callaway Brands Corp. * 15,308 145,426
Torrid Holdings, Inc. * 1,760 3,080
Traeger, Inc. * 4,593 5,603
Tri Pointe Homes, Inc. * 9,814 333,382
UniFirst Corp. 1,742 291,245
United Parks & Resorts, Inc. * 169 8,737
Urban Outfitters, Inc. * 4,612 329,435
Victoria's Secret & Co. * 5,637 152,988
Virco Mfg. Corp. 1,681 13,028
Visteon Corp. 3,176 380,675
VSE Corp. 341 56,688
Wabash National Corp. 4,792 47,297
Webtoon Entertainment, Inc. * (South Korea)  1,867 36,238
Weyco Group, Inc. 532 16,008
Winmark Corp. 346 172,228
Winnebago Industries, Inc. 3,035 101,490
Xperi, Inc. * 5,865 38,005
Zumiez, Inc. * 1,608 31,533
18,703,564
Consumer, Non-Cyclical - 13.4%
spacing
10X Genomics, Inc. Class A * 9,136 106,800
4D Molecular Therapeutics, Inc. * 5,071 44,067
89bio, Inc. * 9,437 138,724
ABM Industries, Inc. 7,055 325,377
Absci Corp. * 3,388 10,300
Acacia Research Corp. * 2,482 8,066
ACCO Brands Corp. 12,581 50,198
Aclaris Therapeutics, Inc. * 9,888 18,787
Acuren Corp. * 15,076 200,662
AdaptHealth Corp. * 12,106 108,349
Addus HomeCare Corp. * 1,092 128,845
Agios Pharmaceuticals, Inc. * 6,503 261,030
Akebia Therapeutics, Inc. * 26,739 72,997
Alector, Inc. * 5,419 16,040
Alico, Inc. 732 25,371
Alight, Inc. Class A  51,128 166,677
Alkermes PLC * 4,587 137,610
Allogene Therapeutics, Inc. * 21,063 26,118
a Shares Value
Alta Equipment Group, Inc. 1,752 $ 12,684
Alumis, Inc. * 6,572 26,222
American Public Education, Inc. * 69 2,723
AMN Healthcare Services, Inc. * 4,321 83,655
Amneal Pharmaceuticals, Inc. * 2,521 25,235
Amphastar Pharmaceuticals, Inc. * 3,919 104,441
Amylyx Pharmaceuticals, Inc. * 1,647 22,383
Andersons, Inc. 3,829 152,432
AngioDynamics, Inc. * 3,689 41,206
Anika Therapeutics, Inc. * 1,289 12,117
Annexon, Inc. * 11,724 35,758
Aquestive Therapeutics, Inc. * 6,833 38,196
Arcturus Therapeutics Holdings, Inc. * 1,832 33,764
Arcus Biosciences, Inc. * 2,056 27,962
Ardent Health, Inc. * 2,364 31,323
Artivion, Inc. * 834 35,312
Arvinas, Inc. * 6,783 57,791
Astria Therapeutics, Inc. * 4,434 32,280
Atea Pharmaceuticals, Inc. * 10,864 31,506
Aura Biosciences, Inc. * 4,478 27,674
Avanos Medical, Inc. * 5,137 59,384
Aveanna Healthcare Holdings, Inc. * 1,229 10,901
Avidity Biosciences, Inc. * 950 41,391
Azenta, Inc. * 4,566 131,136
B&G Foods, Inc. 9,030 40,003
Beyond Meat, Inc. †* 8,303 15,693
Bicara Therapeutics, Inc. * 3,944 62,276
BioAge Labs, Inc. * 2,536 14,912
Biote Corp. Class A * 1,317 3,951
BrightView Holdings, Inc. * 8,366 112,104
Brookdale Senior Living, Inc. * 2,830 23,970
Calavo Growers, Inc. 88 2,265
Cardiff Oncology, Inc. * 4,489 9,247
Cartesian Therapeutics, Inc. * 573 5,856
Cass Information Systems, Inc. 222 8,731
Castle Biosciences, Inc. * 3,302 75,187
Celcuity, Inc. * 125 6,175
Celldex Therapeutics, Inc. * 7,444 192,576
Central Garden & Pet Co. * 1,944 63,472
Central Garden & Pet Co. Class A * 4,820 142,335
Cidara Therapeutics, Inc. * 1,787 171,123
Cimpress PLC * (Ireland)  1,378 86,869
Cogent Biosciences, Inc. * 585 8,401
Coherus Oncology, Inc. †* 10,597 17,379
Compass Therapeutics, Inc. * 6,389 22,362
CompoSecure, Inc. Class A * 641 13,346
Concentra Group Holdings Parent, Inc. 928 19,423
CONMED Corp. 3,560 167,427
CoreCivic, Inc. * 10,559 214,876
CRISPR Therapeutics AG †* (Switzerland)  9,512 616,473
Cross Country Healthcare, Inc. * 3,703 52,583
Cullinan Therapeutics, Inc. * 5,932 35,177
Custom Truck One Source, Inc. * 6,563 42,134
Cytek Biosciences, Inc. * 14,467 50,200
Cytokinetics, Inc. * 11,932 655,783
Day One Biopharmaceuticals, Inc. * 7,942 55,991
Deluxe Corp. 5,123 99,181
Denali Therapeutics, Inc. * 14,325 207,999
Design Therapeutics, Inc. * 3,700 27,861
Dianthus Therapeutics, Inc. * 1,724 67,839
DocGo, Inc. * 11,801 16,049
Dole PLC 8,456 113,649
Dyne Therapeutics, Inc. * 8,510 107,651
Edgewell Personal Care Co. 5,117 104,182

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Editas Medicine, Inc. * 10,501 $ 36,438
Eledon Pharmaceuticals, Inc. * 5,185 13,429
Embecta Corp. 6,007 84,759
Emergent BioSolutions, Inc. * 6,269 55,293
Enanta Pharmaceuticals, Inc. * 2,816 33,708
Enhabit, Inc. * 5,582 44,712
Ennis, Inc. 2,672 48,844
Enovis Corp. * 6,460 195,996
Entrada Therapeutics, Inc. * 3,857 22,371
Erasca, Inc. * 22,902 49,926
Esperion Therapeutics, Inc. * 16,526 43,794
EyePoint Pharmaceuticals, Inc. * 6,807 96,932
Fate Therapeutics, Inc. * 16,373 20,630
Fennec Pharmaceuticals, Inc. * (Canada)  1,963 18,374
First Advantage Corp. * 2,900 44,631
Flywire Corp. * 1,300 17,602
Foghorn Therapeutics, Inc. * 1,611 7,878
Forrester Research, Inc. * 1,603 16,992
Fortrea Holdings, Inc. * 10,544 88,780
Fresh Del Monte Produce, Inc. 3,840 133,325
Fulcrum Therapeutics, Inc. * 4,962 45,650
Fulgent Genetics, Inc. * 2,411 54,489
Ginkgo Bioworks Holdings, Inc. †* 4,215 61,455
Graham Holdings Co. Class B  382 449,732
GRAIL, Inc. * 3,592 212,395
Green Dot Corp. Class A * 6,206 83,347
Grocery Outlet Holding Corp. * 10,873 174,512
Hain Celestial Group, Inc. * 11,459 18,105
Healthcare Services Group, Inc. * 4,645 78,175
Heidrick & Struggles International, Inc. 2,507 124,773
Helen of Troy Ltd. * 2,623 66,100
Herbalife Ltd. * 3,052 25,759
Heron Therapeutics, Inc. * 16,149 20,348
HF Foods Group, Inc. * 4,457 12,301
Honest Co., Inc. * 6,347 23,357
Humacyte, Inc. * 12,399 21,574
ICF International, Inc. 2,120 196,736
ICU Medical, Inc. * 688 82,532
Ideaya Biosciences, Inc. * 9,198 250,278
ImmunityBio, Inc. * 4,741 11,663
Indivior PLC * (United Kingdom)  2,317 55,863
Information Services Group, Inc. 4,436 25,507
Ingles Markets, Inc. Class A  1,674 116,443
Inhibikase Therapeutics, Inc. * 3,166 5,129
Inhibrx Biosciences, Inc. * 913 30,750
Innovage Holding Corp. * 776 4,004
Innoviva, Inc. * 553 10,092
Inogen, Inc. * 3,139 25,646
Integra LifeSciences Holdings Corp. * 7,762 111,229
Intellia Therapeutics, Inc. * 11,365 196,274
Iovance Biotherapeutics, Inc. †* 30,911 67,077
Ironwood Pharmaceuticals, Inc. * 5,779 7,570
Jade Biosciences, Inc. † 3,684 31,793
Janux Therapeutics, Inc. * 3,026 73,955
John B Sanfilippo & Son, Inc. 233 14,977
Kelly Services, Inc. Class A  3,705 48,610
Keros Therapeutics, Inc. * 3,847 60,860
Kforce, Inc. 197 5,906
Kodiak Sciences, Inc. * 3,997 65,431
Korn Ferry 3,203 224,146
Korro Bio, Inc. * 721 34,529
Kura Oncology, Inc. * 9,361 82,845
Laureate Education, Inc. * 9,925 313,034
Lexeo Therapeutics, Inc. * 2,394 15,896
a Shares Value
Lifecore Biomedical, Inc. * 1,634 $ 12,026
LifeStance Health Group, Inc. * 7,237 39,803
Ligand Pharmaceuticals, Inc. * 1,957 346,663
Limoneira Co. 2,284 33,917
LivaNova PLC * 6,290 329,470
Maravai LifeSciences Holdings, Inc. Class A * 13,074 37,522
MarketWise, Inc. 345 5,703
Marqeta, Inc. Class A * 24,812 131,007
Matthews International Corp. Class A  3,478 84,446
MaxCyte, Inc. * 13,274 20,973
Maze Therapeutics, Inc. * 1,954 50,667
MBX Biosciences, Inc. * 1,817 31,798
Medifast, Inc. * 1,343 18,359
MeiraGTx Holdings PLC * 1,469 12,090
Mercurity Fintech Holding, Inc. †* (China)  2,798 68,775
Merit Medical Systems, Inc. * 500 41,615
Metsera, Inc. * 2,704 141,500
MGP Ingredients, Inc. 1,531 37,035
Mind Medicine MindMed, Inc. * 6,193 73,015
Mission Produce, Inc. * 5,082 61,086
Mister Car Wash, Inc. * 1,355 7,222
Monro, Inc. 3,364 60,451
Monte Rosa Therapeutics, Inc. * 5,649 41,859
Myriad Genetics, Inc. * 10,546 76,248
Nano-X Imaging Ltd. †* (Israel)  6,658 24,635
National HealthCare Corp. 1,541 187,247
Nature's Sunshine Products, Inc. * 869 13,487
Neogen Corp. * 25,541 145,839
NeoGenomics, Inc. * 13,607 105,046
Neurogene, Inc. * 1,049 18,179
Nkarta, Inc. * 6,049 12,521
Novavax, Inc. * 3,539 30,683
NPK International, Inc. * 9,290 105,070
Nurix Therapeutics, Inc. * 8,740 80,758
Nuvation Bio, Inc. * 27,270 100,899
Olaplex Holdings, Inc. * 21,557 28,240
Olema Pharmaceuticals, Inc. * 6,923 67,776
Omeros Corp. * 973 3,989
OmniAb, Inc. * 9,337 14,939
Omnicell, Inc. * 5,340 162,603
OPKO Health, Inc. * 53,030 82,196
OraSure Technologies, Inc. * 6,331 20,323
ORIC Pharmaceuticals, Inc. * 4,961 59,532
Orthofix Medical, Inc. * 4,566 66,846
OrthoPediatrics Corp. * 1,648 30,537
Oruka Therapeutics, Inc. * 3,144 60,459
Outset Medical, Inc. * 1,295 18,285
Owens & Minor, Inc. * 8,994 43,171
Pacific Biosciences of California, Inc. * 35,201 45,057
Pacira BioSciences, Inc. * 4,796 123,593
PACS Group, Inc. * 415 5,698
Paysafe Ltd. * 3,775 48,773
Pediatrix Medical Group, Inc. * 9,920 166,160
Perdoceo Education Corp. 7,086 266,859
Performant Healthcare, Inc. * 2,124 16,419
Personalis, Inc. * 6,147 40,078
Perspective Therapeutics, Inc. * 7,118 24,415
Phathom Pharmaceuticals, Inc. †* 3,572 42,042
Praxis Precision Medicines, Inc. * 1,904 100,912
Precigen, Inc. * 2,584 8,501
Premier, Inc. Class A  9,548 265,434
Prestige Consumer Healthcare, Inc. * 4,561 284,606
Prime Medicine, Inc. †* 8,314 46,060
PROG Holdings, Inc. 4,527 146,494

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Protara Therapeutics, Inc. * 2,734 $ 11,893
Prothena Corp. PLC * (Ireland)  4,447 43,403
PTC Therapeutics, Inc. * 1,645 100,954
Puma Biotechnology, Inc. * 4,406 23,396
Quad/Graphics, Inc. 2,282 14,285
Quanex Building Products Corp. 5,331 75,807
Quanterix Corp. * 4,966 26,965
Quantum-Si, Inc. * 17,486 24,655
QuidelOrtho Corp. * 4,373 128,785
RadNet, Inc. * 1,530 116,601
Rapport Therapeutics, Inc. * 2,022 60,053
REGENXBIO, Inc. * 5,507 53,143
Relay Therapeutics, Inc. * 15,713 82,022
Repay Holdings Corp. * 9,554 49,967
Replimune Group, Inc. * 8,197 34,345
Resources Connection, Inc. 4,357 22,003
Rezolute, Inc. * 747 7,022
Rocket Pharmaceuticals, Inc. * 8,596 28,023
Sana Biotechnology, Inc. * 13,287 47,169
Scholar Rock Holding Corp. * 806 30,015
Select Medical Holdings Corp. 13,007 167,010
Semler Scientific, Inc. †* 1,219 36,570
Seneca Foods Corp. Class A * 611 65,951
Septerna, Inc. * 2,231 41,965
Sezzle, Inc. * 169 13,441
SIGA Technologies, Inc. 1,164 10,651
Simply Good Foods Co. * 3,653 90,667
Solid Biosciences, Inc. * 7,119 43,924
Sonida Senior Living, Inc. * 338 9,369
Spectrum Brands Holdings, Inc. 2,611 137,156
Spyre Therapeutics, Inc. * 1,852 31,040
STAAR Surgical Co. * 738 19,830
Strata Critical Medical, Inc. * 8,170 41,340
Strategic Education, Inc. 2,644 227,410
Supernus Pharmaceuticals, Inc. * 5,663 270,635
Surgery Partners, Inc. * 8,826 190,995
Tactile Systems Technology, Inc. * 2,608 36,095
Tango Therapeutics, Inc. * 8,376 70,358
Target Hospitality Corp. * 4,133 35,048
Tectonic Therapeutic, Inc. * 1,123 17,620
Tejon Ranch Co. * 2,092 33,430
Teladoc Health, Inc. * 16,537 127,831
Terns Pharmaceuticals, Inc. * 8,496 63,805
Theravance Biopharma, Inc. * 1,195 17,447
Third Harmonic Bio, Inc. * ± Ω 2,827 85
Tonix Pharmaceuticals Holding Corp. †* 1,063 25,682
Tourmaline Bio, Inc. * 1,997 95,517
Transcat, Inc. * 532 38,942
Travere Therapeutics, Inc. * 733 17,519
TreeHouse Foods, Inc. * 5,574 112,651
TrueBlue, Inc. * 4,335 26,574
Turning Point Brands, Inc. 246 24,320
Tvardi Therapeutics, Inc. * 376 14,653
Tyra Biosciences, Inc. * 2,981 41,704
U.S. Physical Therapy, Inc. 660 56,067
United Natural Foods, Inc. * 6,891 259,239
Universal Corp. 2,704 151,072
Upbound Group, Inc. 3,777 89,251
Upstream Bio, Inc. * 3,837 72,174
UroGen Pharma Ltd. * 658 13,127
USANA Health Sciences, Inc. * 950 26,173
USCB Financial Holdings, Inc. 1,666 29,072
Utz Brands, Inc. 8,239 100,104
Vanda Pharmaceuticals, Inc. * 8,584 42,834
a Shares Value
Varex Imaging Corp. * 4,815 $ 59,706
Vaxcyte, Inc. * 13,130 472,943
Verastem, Inc. * 2,248 19,850
Vestis Corp. 13,517 61,232
Village Super Market, Inc. Class A  1,014 37,883
Vir Biotechnology, Inc. * 10,486 59,875
Viridian Therapeutics, Inc. * 1,643 35,456
Voyager Therapeutics, Inc. * 5,511 25,736
Waldencast PLC Class A * 2,684 5,314
WaVe Life Sciences Ltd. * 1,667 12,202
Weis Markets, Inc. 1,863 133,894
Willdan Group, Inc. * 524 50,666
Xencor, Inc. * 8,108 95,107
XOMA Royalty Corp. * 226 8,710
Zenas Biopharma, Inc. * 1,804 40,049
Zimvie, Inc. * 3,151 59,680
21,464,234
Energy - 6.6%
spacing
Alpha Metallurgical Resources, Inc. * 946 155,229
Array Technologies, Inc. * 13,837 112,772
Atlas Energy Solutions, Inc. 2,645 30,074
Berry Corp. 9,263 35,014
BKV Corp. * (Thailand)  1,911 44,201
Borr Drilling Ltd. * (Mexico)  29,468 79,269
Bristow Group, Inc. * 3,267 117,873
California Resources Corp. 7,775 413,474
CNX Resources Corp. * 15,732 505,312
Complete Solaria, Inc. * 2,986 5,255
Comstock Resources, Inc. * 2,643 52,411
Core Laboratories, Inc. 5,511 68,116
Core Natural Resources, Inc. 3,925 327,659
Crescent Energy Co. Class A  20,790 185,447
Diversified Energy Co. PLC ~ 6,664 93,363
DMC Global, Inc. * 1,770 14,956
DNOW, Inc. * 12,066 184,006
Excelerate Energy, Inc. Class A  2,697 67,937
Expro Group Holdings NV * 11,916 141,562
Flotek Industries, Inc. * 1,285 18,761
Flowco Holdings, Inc. Class A  713 10,588
Fluence Energy, Inc. * 1,479 15,973
Forum Energy Technologies, Inc. * 1,307 34,910
FutureFuel Corp. 4,159 16,137
Gevo, Inc. * 26,762 52,454
Golar LNG Ltd. (Cameroon)  11,472 463,584
Granite Ridge Resources, Inc. 4,399 23,799
Green Plains, Inc. * 7,420 65,222
Hallador Energy Co. * 383 7,495
Helix Energy Solutions Group, Inc. * 13,280 87,117
Helmerich & Payne, Inc. 11,049 244,072
HighPeak Energy, Inc. † 2,007 14,189
Infinity Natural Resources, Inc. Class A * 1,475 19,337
Innovex International, Inc. * 4,524 83,875
Kinetik Holdings, Inc. 1,357 57,998
Kolibri Global Energy, Inc. * (Canada)  2,395 13,292
Kosmos Energy Ltd. * (Ghana)  58,938 97,837
Liberty Energy, Inc. 18,240 225,082
Magnolia Oil & Gas Corp. Class A  17,772 424,218
Mammoth Energy Services, Inc. * 2,852 6,531
Matrix Service Co. * 2,654 34,714
Montauk Renewables, Inc. * 3,192 6,416
Murphy Oil Corp. 15,620 443,764
Nabors Industries Ltd. * 1,698 69,397
National Energy Services Reunited Corp. * 6,001 61,570

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Natural Gas Services Group, Inc. 993 $ 27,794
New Fortress Energy, Inc. †* 20,750 45,857
NEXTracker, Inc. Class A * 3,381 250,160
Noble Corp. PLC 14,442 408,420
Northern Oil & Gas, Inc. 11,077 274,710
Oceaneering International, Inc. * 836 20,716
Oil States International, Inc. * 7,770 47,086
Par Pacific Holdings, Inc. * 4,177 147,949
Patterson-UTI Energy, Inc. 41,855 216,809
PBF Energy, Inc. Class A  9,634 290,658
Peabody Energy Corp. 14,113 374,277
Plug Power, Inc. †* 126,925 295,735
Prairie Operating Co. * 2,287 4,540
PrimeEnergy Resources Corp. * 67 11,191
ProFrac Holding Corp. Class A * 753 2,786
ProPetro Holding Corp. * 9,656 50,597
Ranger Energy Services, Inc. Class A  1,715 24,079
REX American Resources Corp. * 2,554 78,203
Riley Exploration Permian, Inc. 1,135 30,770
RPC, Inc. 12,449 59,257
SandRidge Energy, Inc. 3,289 37,100
SEACOR Marine Holdings, Inc. * 2,691 17,465
Seadrill Ltd. * (Norway)  4,468 134,978
Select Water Solutions, Inc. 10,456 111,775
Shoals Technologies Group, Inc. Class A * 16,437 121,798
SM Energy Co. 13,228 330,303
Summit Midstream Corp. * 753 15,467
SunCoke Energy, Inc. 10,296 84,015
Sunrun, Inc. * 24,109 416,845
T1 Energy, Inc. * (Norway)  15,170 33,071
Talos Energy, Inc. * 14,485 138,911
TETRA Technologies, Inc. * 14,400 82,800
Tidewater, Inc. * 302 16,106
Transocean Ltd. * 99,183 309,451
VAALCO Energy, Inc. 12,781 51,380
Valaris Ltd. * 7,288 355,436
Vital Energy, Inc. * 3,394 57,325
Vitesse Energy, Inc. 3,103 72,083
W&T Offshore, Inc. 9,235 16,808
Warrior Met Coal, Inc. 6,006 382,222
10,679,195
Financial - 36.5%
spacing
1st Source Corp. 2,180 134,201
Abacus Global Management, Inc. * 2,980 17,075
Acadia Realty Trust REIT 15,216 306,602
ACNB Corp. 1,588 69,936
Adamas Trust, Inc. REIT 10,609 73,945
Advanced Flower Capital, Inc. REIT † 2,484 9,514
AG Mortgage Investment Trust, Inc. REIT 2,016 14,596
Alerus Financial Corp. 2,692 59,601
Alexander & Baldwin, Inc. REIT 8,915 162,164
AlTi Global, Inc. * 5,342 19,018
Amalgamated Financial Corp. 2,462 66,843
Ambac Financial Group, Inc. * 5,410 45,119
Amerant Bancorp, Inc. 2,544 49,023
American Assets Trust, Inc. REIT 5,823 118,323
American Coastal Insurance Corp. 2,237 25,479
American Healthcare REIT, Inc. 12,165 511,052
American Realty Investors, Inc. * 355 5,939
Ameris Bancorp 7,518 551,145
AMERISAFE, Inc. 1,192 52,257
Ames National Corp. 1,498 30,290
Anywhere Real Estate, Inc. * 12,381 131,115
a Shares Value
Apartment Investment & Management Co.
Class A REIT 7,637 $ 60,561
Apollo Commercial Real Estate Finance, Inc.
REIT 8,751 88,648
Apple Hospitality REIT, Inc. 26,838 322,324
Arbor Realty Trust, Inc. REIT † 22,246 271,624
ARES Commercial Real Estate Corp. REIT 6,804 30,686
Armada Hoffler Properties, Inc. REIT 8,304 58,211
ARMOUR Residential REIT, Inc. 11,955 178,608
Arrow Financial Corp. 2,296 64,977
Artisan Partners Asset Management, Inc. Class A  3,197 138,750
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  633 23,237
Associated Banc-Corp. 18,682 480,314
Atlantic Union Bankshares Corp. 16,295 575,051
Atlanticus Holdings Corp. * 607 35,558
Axos Financial, Inc. * 5,484 464,221
Bakkt Holdings, Inc. * 905 30,453
Banc of California, Inc. 13,220 218,791
BancFirst Corp. 211 26,681
Banco Latinoamericano de Comercio Exterior SA
(Panama)  3,444 158,321
Bank First Corp. 929 112,697
Bank of Hawaii Corp. 555 36,430
Bank of Marin Bancorp 1,765 42,854
Bank of NT Butterfield & Son Ltd. (Bermuda)  4,769 204,685
Bank7 Corp. 907 41,967
BankUnited, Inc. 8,252 314,896
Bankwell Financial Group, Inc. 979 43,321
Banner Corp. 3,871 253,550
Bar Harbor Bankshares 2,266 69,022
BayCom Corp. 2,419 69,546
BCB Bancorp, Inc. 2,699 23,427
Beacon Financial Corp. 9,028 214,054
Better Home & Finance Holding Co. * 275 15,438
Bit Digital, Inc. * 37,303 111,909
Blackstone Mortgage Trust, Inc. Class A REIT 18,604 342,500
Blue Foundry Bancorp * 4,863 44,205
Braemar Hotels & Resorts, Inc. REIT 7,654 20,895
Brandywine Realty Trust REIT 22,414 93,466
Bread Financial Holdings, Inc. 4,558 254,200
Bridgewater Bancshares, Inc. * 1,966 34,602
BrightSpire Capital, Inc. REIT 17,046 92,560
Broadstone Net Lease, Inc. REIT 22,481 401,735
Brookfield Business Corp. Class A (Canada)  1,847 61,930
BRT Apartments Corp. REIT 1,245 19,497
Burford Capital Ltd. 8,706 104,124
Burke & Herbert Financial Services Corp. 1,792 110,548
Business First Bancshares, Inc. 3,432 81,030
Byline Bancorp, Inc. 2,796 77,533
Cadence Bank 21,476 806,209
California BanCorp * 2,466 41,133
Camden National Corp. 2,248 86,750
Cannae Holdings, Inc. 6,725 123,135
Capital Bancorp, Inc. 1,375 43,862
Capital City Bank Group, Inc. 2,192 91,604
Capitol Federal Financial, Inc. 15,903 100,984
CareTrust REIT, Inc. 22,369 775,757
Carter Bankshares, Inc. * 2,608 50,621
Cathay General Bancorp 7,448 357,578
CBL & Associates Properties, Inc. REIT 609 18,623
Centerspace REIT 1,961 115,503
Central Pacific Financial Corp. 2,892 87,743
Chatham Lodging Trust REIT 5,405 36,268

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Chemung Financial Corp. 699 $ 36,711
Chicago Atlantic Real Estate Finance, Inc. REIT 653 8,352
Chimera Investment Corp. REIT 9,148 120,937
ChoiceOne Financial Services, Inc. 1,468 42,513
Cipher Mining, Inc. * 30,654 385,934
Citizens & Northern Corp. 2,564 50,793
Citizens Financial Services, Inc. 773 46,596
Citizens, Inc. †* 5,045 26,486
City Holding Co. 557 68,996
City Office REIT, Inc. 4,924 34,271
Civista Bancshares, Inc. 2,372 48,175
Claros Mortgage Trust, Inc. REIT 11,351 37,685
Cleanspark, Inc. * 31,973 463,608
CNB Financial Corp. 3,468 83,926
CNO Financial Group, Inc. 12,054 476,736
Cohen & Steers, Inc. 165 10,826
Colony Bankcorp, Inc. 2,741 46,624
Columbia Financial, Inc. * 3,190 47,882
Community Financial System, Inc. 4,453 261,124
Community Healthcare Trust, Inc. REIT 3,226 49,358
Community Trust Bancorp, Inc. 2,009 112,404
Community West Bancshares 1,913 39,867
Compass Diversified Holdings 8,202 54,297
ConnectOne Bancorp, Inc. 3,937 97,677
Consumer Portfolio Services, Inc. * 1,361 10,276
COPT Defense Properties REIT 13,105 380,831
Core Scientific, Inc. †* 5,572 99,962
CTO Realty Growth, Inc. REIT 3,274 53,366
Curbline Properties Corp. REIT 11,405 254,331
Cushman & Wakefield PLC * 12,553 199,844
Customers Bancorp, Inc. * 3,096 202,386
CVB Financial Corp. 14,879 281,362
Diamond Hill Investment Group, Inc. 159 22,262
DiamondRock Hospitality Co. REIT 13,481 107,309
Dime Community Bancshares, Inc. 3,636 108,462
Diversified Healthcare Trust REIT 26,761 118,016
Donegal Group, Inc. Class A  2,576 49,949
Douglas Elliman, Inc. * 6,186 17,692
Douglas Emmett, Inc. REIT 18,941 294,911
Dynex Capital, Inc. REIT † 13,132 161,392
Eagle Bancorp, Inc. 2,436 49,256
Easterly Government Properties, Inc. REIT 4,520 103,644
Eastern Bankshares, Inc. 22,100 401,115
eHealth, Inc. * 2,363 10,185
Ellington Financial, Inc. REIT 10,856 140,911
Elme Communities REIT 10,206 172,073
Empire State Realty Trust, Inc. Class A REIT 17,394 133,238
Employers Holdings, Inc. 2,761 117,287
Enact Holdings, Inc. 3,767 144,427
Encore Capital Group, Inc. * 2,577 107,564
Enterprise Financial Services Corp. 4,258 246,879
Equity Bancshares, Inc. Class A  1,711 69,638
Essent Group Ltd. 11,200 711,872
Essential Properties Realty Trust, Inc. REIT 23,437 697,485
F&G Annuities & Life, Inc. 2,762 86,368
Farmers & Merchants Bancorp, Inc. 2,719 68,002
Farmers National Banc Corp. 5,074 73,116
Farmland Partners, Inc. REIT 5,471 59,524
FB Financial Corp. 4,393 244,866
Federal Agricultural Mortgage Corp. Class C  104 17,470
Fidelis Insurance Holdings Ltd. (United Kingdom)  7,258 131,733
Fidelity D&D Bancorp, Inc. 799 35,020
Finance of America Cos., Inc. Class A * 578 12,965
Financial Institutions, Inc. 2,048 55,706
a Shares Value
First BanCorp 8,244 $ 181,780
First Bancorp, Inc. 1,471 38,628
First Bancorp/Southern Pines NC 4,568 241,602
First Bank 3,527 57,455
First Busey Corp. 9,338 216,175
First Business Financial Services, Inc. 1,123 57,565
First Commonwealth Financial Corp. 11,179 190,602
First Community Bankshares, Inc. 2,150 74,820
First Financial Bancorp 10,329 260,807
First Financial Corp. 1,357 76,589
First Foundation, Inc. * 7,586 42,254
First Internet Bancorp 744 16,688
First Interstate BancSystem, Inc. Class A  9,799 312,294
First Merchants Corp. 6,256 235,851
First Mid Bancshares, Inc. 2,983 112,996
First United Corp. 142 5,221
First Western Financial, Inc. * 1,142 26,295
Firstsun Capital Bancorp * 1,043 40,458
Five Star Bancorp 1,769 56,962
Flagstar Financial, Inc. 34,984 404,065
Flushing Financial Corp. 3,405 47,023
Forge Global Holdings, Inc. * 1,138 19,232
Four Corners Property Trust, Inc. REIT 11,137 271,743
Franklin BSP Realty Trust, Inc. REIT 10,132 110,034
Franklin Street Properties Corp. REIT 15,411 24,658
FrontView REIT, Inc. 2,282 31,286
FRP Holdings, Inc. * 372 9,062
FS Bancorp, Inc. 1,233 49,221
Fulton Financial Corp. 20,860 388,622
FVCBankcorp, Inc. 3,078 39,922
GBank Financial Holdings, Inc. * 650 25,525
GCM Grosvenor, Inc. Class A  862 10,404
Genworth Financial, Inc. * 51,697 460,103
German American Bancorp, Inc. 3,736 146,713
Getty Realty Corp. REIT 5,897 158,217
Glacier Bancorp, Inc. 10,830 527,096
Gladstone Commercial Corp. REIT 4,454 54,873
Gladstone Land Corp. REIT † 1,523 13,951
Global Medical REIT, Inc. 1,165 39,272
Global Net Lease, Inc. REIT 24,278 197,380
GoHealth, Inc. Class A * 951 4,584
Goosehead Insurance, Inc. Class A  576 42,866
Great Southern Bancorp, Inc. 1,072 65,660
Greenlight Capital Re Ltd. Class A * 4,427 56,223
Guaranty Bancshares, Inc. 1,012 49,335
HA Sustainable Infrastructure Capital, Inc. 13,781 423,077
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  5,629 139,599
Hancock Whitney Corp. 9,955 623,283
Hanmi Financial Corp. 3,623 89,452
HarborOne Bancorp, Inc. 4,384 59,622
HBT Financial, Inc. 2,161 54,457
Heritage Commerce Corp. 7,371 73,194
Heritage Financial Corp. 3,927 94,994
Heritage Insurance Holdings, Inc. * 733 18,457
Hilltop Holdings, Inc. 4,767 159,313
Hingham Institution For Savings † 210 55,394
Hippo Holdings, Inc. * 957 34,605
Home Bancorp, Inc. 964 52,369
Home BancShares, Inc. 21,954 621,298
HomeTrust Bancshares, Inc. 2,148 87,939
Hope Bancorp, Inc. 13,671 147,237
Horace Mann Educators Corp. 4,795 216,590
Horizon Bancorp, Inc. 5,026 80,466

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Hudson Pacific Properties, Inc. REIT * 44,774 $ 123,576
Hut 8 Corp. * (Canada)  10,873 378,489
Independence Realty Trust, Inc. REIT 27,390 448,922
Independent Bank Corp. (IBCP US) 2,604 80,659
Independent Bank Corp. (INDB US) 5,523 382,026
Industrial Logistics Properties Trust REIT 6,305 36,758
Innovative Industrial Properties, Inc. REIT 3,167 169,688
International Bancshares Corp. 5,561 382,319
InvenTrust Properties Corp. REIT 9,167 262,360
Invesco Mortgage Capital, Inc. REIT 6,388 48,293
Investar Holding Corp. 1,594 36,997
Investors Title Co. 191 51,156
Jackson Financial, Inc. Class A  4,879 493,901
James River Group Holdings Ltd. 4,589 25,469
JBG SMITH Properties REIT 7,207 160,356
John Marshall Bancorp, Inc. 2,554 50,620
Kearny Financial Corp. 7,282 47,843
Kennedy-Wilson Holdings, Inc. 14,836 123,436
Kestrel Group Ltd. * (Bermuda)  370 10,105
Kite Realty Group Trust REIT 25,969 579,109
KKR Real Estate Finance Trust, Inc. REIT 5,380 48,420
Ladder Capital Corp. REIT 15,157 165,363
Lakeland Financial Corp. 1,260 80,892
LCNB Corp. 2,449 36,710
Legacy Housing Corp. * 375 10,316
LendingClub Corp. * 13,217 200,766
LendingTree, Inc. * 70 4,531
LINKBANCORP, Inc. 3,549 25,304
Live Oak Bancshares, Inc. 2,136 75,230
loanDepot, Inc. Class A * 9,073 27,854
LTC Properties, Inc. REIT 5,053 186,254
LXP Industrial Trust REIT 35,401 317,193
Macerich Co. REIT 29,793 542,233
MARA Holdings, Inc. * 42,823 781,947
Marcus & Millichap, Inc. 2,912 85,467
Marex Group PLC (United Kingdom)  1,972 66,299
Maui Land & Pineapple Co., Inc. * 125 2,330
MBIA, Inc. * 5,851 43,590
McGrath RentCorp 624 73,195
Mechanics Bancorp Class A * 2,214 29,468
Medallion Financial Corp. 3,258 32,906
Mercantile Bank Corp. 2,240 100,800
Merchants Bancorp 2,952 93,874
Mercury General Corp. 3,157 267,650
Metrocity Bankshares, Inc. 2,210 61,195
Metropolitan Bank Holding Corp. 843 63,073
MFA Financial, Inc. REIT 12,566 115,482
Mid Penn Bancorp, Inc. 2,173 62,235
Middlefield Banc Corp. 1,228 36,852
Midland States Bancorp, Inc. 2,252 38,599
MidWestOne Financial Group, Inc. 1,919 54,288
MVB Financial Corp. 1,889 47,338
National Bank Holdings Corp. Class A  3,706 143,200
National Bankshares, Inc. 891 26,231
National Health Investors, Inc. REIT 4,164 331,038
Navient Corp. 8,406 110,539
NB Bancorp, Inc. 4,074 71,906
NBT Bancorp, Inc. 5,439 227,133
Nelnet, Inc. Class A  1,577 197,724
NET Lease Office Properties REIT 1,792 53,151
NETSTREIT Corp. REIT 8,184 147,803
Newmark Group, Inc. Class A  18,143 338,367
NewtekOne, Inc. 3,909 44,758
NexPoint Diversified Real Estate Trust REIT 5,542 20,450
a Shares Value
Nexpoint Real Estate Finance, Inc. REIT 692 $ 9,813
NexPoint Residential Trust, Inc. REIT 1,731 55,773
NI Holdings, Inc. * 1,182 16,028
Nicolet Bankshares, Inc. 1,105 148,622
NMI Holdings, Inc. * 9,180 351,961
Northeast Bank 400 40,064
Northeast Community Bancorp, Inc. 2,327 47,866
Northfield Bancorp, Inc. 4,198 49,536
Northrim BanCorp, Inc. 1,433 31,039
Northwest Bancshares, Inc. 15,975 197,930
Norwood Financial Corp. 1,235 31,394
Oak Valley Bancorp 1,301 36,649
OceanFirst Financial Corp. 6,853 120,407
OFG Bancorp 4,876 212,057
Old National Bancorp 36,060 791,517
Old Second Bancorp, Inc. 5,852 101,152
One Liberty Properties, Inc. REIT 1,638 36,233
Onity Group, Inc. * 872 34,845
Oportun Financial Corp. * 4,227 26,081
Orange County Bancorp, Inc. 1,687 42,529
Orchid Island Capital, Inc. REIT † 10,974 76,928
Origin Bancorp, Inc. 2,998 103,491
Orrstown Financial Services, Inc. 1,986 67,484
Pagseguro Digital Ltd. Class A (Brazil)  7,995 79,950
Paramount Group, Inc. REIT * 22,248 145,502
Park National Corp. 1,754 285,078
Parke Bancorp, Inc. 2,378 51,246
PCB Bancorp 1,986 41,706
Peakstone Realty Trust REIT 4,544 59,617
Peapack-Gladstone Financial Corp. 1,104 30,470
Pebblebrook Hotel Trust REIT 13,776 156,909
PennyMac Financial Services, Inc. 3,364 416,732
PennyMac Mortgage Investment Trust REIT 11,547 141,566
Peoples Bancorp of North Carolina, Inc. 815 24,988
Peoples Bancorp, Inc. 3,825 114,712
Peoples Financial Services Corp. 992 48,221
Phillips Edison & Co., Inc. REIT 11,919 409,179
Piedmont Realty Trust, Inc. REIT 15,280 137,520
Pioneer Bancorp, Inc. * 2,217 28,954
Plumas Bancorp 1,114 48,058
Plymouth Industrial REIT, Inc. 4,733 105,688
Ponce Financial Group, Inc. * 3,274 48,128
Postal Realty Trust, Inc. Class A REIT 1,112 17,447
PotlatchDeltic Corp. REIT 8,625 351,469
PRA Group, Inc. * 4,643 71,688
Preferred Bank 577 52,155
Primis Financial Corp. 3,076 32,329
Princeton Bancorp, Inc. 961 30,598
ProAssurance Corp. * 5,896 141,445
Provident Bancorp, Inc. * 2,210 27,691
Provident Financial Services, Inc. 12,064 232,594
QCR Holdings, Inc. 1,889 142,884
Radian Group, Inc. 15,600 565,032
RBB Bancorp 2,925 54,873
RE/MAX Holdings, Inc. Class A * 2,222 20,953
Ready Capital Corp. REIT † 20,075 77,690
Red River Bancshares, Inc. 596 38,633
Redwood Trust, Inc. REIT 18,034 104,417
Regional Management Corp. 1,080 42,077
Renasant Corp. 10,699 394,686
Republic Bancorp, Inc. Class A  1,168 84,388
Resolute Holdings Management, Inc. * 193 13,925
Riot Platforms, Inc. * 40,239 765,748
RLJ Lodging Trust REIT 19,563 140,854

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
RMR Group, Inc. Class A  1,837 $ 28,896
S&T Bancorp, Inc. 4,452 167,351
Sabra Health Care REIT, Inc. 28,100 523,784
Safehold, Inc. REIT 6,695 103,706
Safety Insurance Group, Inc. 1,764 124,697
Seacoast Banking Corp. of Florida 9,333 284,003
Seaport Entertainment Group, Inc. * 640 14,669
Selective Insurance Group, Inc. 837 67,856
Selectquote, Inc. * 6,459 12,660
Service Properties Trust REIT 20,153 54,615
Seven Hills Realty Trust REIT 1,886 19,445
Shore Bancshares, Inc. 3,768 61,833
Sierra Bancorp 2,515 72,709
Sila Realty Trust, Inc. REIT 6,533 163,978
Silvercrest Asset Management Group, Inc.
Class A  1,826 28,759
Simmons First National Corp. Class A  15,576 298,592
SiriusPoint Ltd. * (Sweden)  10,949 198,067
SITE Centers Corp. REIT 6,098 54,943
SL Green Realty Corp. REIT 8,249 493,373
Slide Insurance Holdings, Inc. * 498 7,861
SmartFinancial, Inc. 1,545 55,203
Smartstop Self Storage REIT, Inc. 3,521 132,530
South Plains Financial, Inc. 1,924 74,363
Southern First Bancshares, Inc. * 1,227 54,135
Southern Missouri Bancorp, Inc. 1,306 68,643
Southside Bancshares, Inc. 2,763 78,055
Stellar Bancorp, Inc. 5,173 156,949
Sterling Bancorp, Inc. * ± Ω 6,393 –
Stewart Information Services Corp. 3,250 238,290
Stock Yards Bancorp, Inc. 178 12,458
Stratus Properties, Inc. * 711 15,045
Summit Hotel Properties, Inc. REIT 14,057 77,173
Sunrise Realty Trust, Inc. REIT 1,440 14,962
Sunstone Hotel Investors, Inc. REIT 21,470 201,174
Tanger, Inc. REIT 1,243 42,063
Terawulf, Inc. * 1,946 22,223
Terreno Realty Corp. REIT 11,843 672,090
Texas Capital Bancshares, Inc. * 4,430 374,468
Third Coast Bancshares, Inc. * 1,690 64,169
Timberland Bancorp, Inc. 1,218 40,535
Tiptree, Inc. 2,511 48,136
Tompkins Financial Corp. 1,630 107,922
Towne Bank 7,996 276,422
TPG RE Finance Trust, Inc. REIT 9,195 78,709
Transcontinental Realty Investors, Inc. REIT * 107 4,936
TriCo Bancshares 3,889 172,710
Triumph Financial, Inc. * 1,303 65,202
TrustCo Bank Corp. 1,883 68,353
Trustmark Corp. 6,490 257,004
Two Harbors Investment Corp. REIT 6,508 64,234
UMB Financial Corp. 7,758 918,159
United Bankshares, Inc. 16,015 595,918
United Community Banks, Inc. 13,431 421,062
United Fire Group, Inc. 2,638 80,248
Unity Bancorp, Inc. 797 38,949
Universal Health Realty Income Trust REIT 98 3,839
Universal Insurance Holdings, Inc. 2,487 65,408
Univest Financial Corp. 3,383 101,558
Urban Edge Properties REIT 15,104 309,179
Valley National Bancorp 43,712 463,347
Velocity Financial, Inc. * 1,194 21,659
Veris Residential, Inc. REIT 9,277 141,010
Veritex Holdings, Inc. 5,940 199,168
a Shares Value
Virginia National Bankshares Corp. 834 $ 32,368
Virtus Investment Partners, Inc. 779 148,033
WaFd, Inc. 8,721 264,159
Walker & Dunlop, Inc. 3,750 313,575
Washington Trust Bancorp, Inc. 1,896 54,794
Waterstone Financial, Inc. 2,312 36,067
WesBanco, Inc. 9,895 315,947
West BanCorp, Inc. 3,084 62,667
Westamerica BanCorp 2,676 133,773
Whitestone REIT 6,180 75,890
World Acceptance Corp. * 376 63,597
WSFS Financial Corp. 6,400 345,152
Xenia Hotels & Resorts, Inc. REIT 10,202 139,971
58,591,260
Industrial - 11.2%
spacing
908 Devices, Inc. * 740 6,482
AAR Corp. * 3,080 276,184
Aebi Schmidt Holding AG (Switzerland)  4,277 53,334
AerSale Corp. * 4,344 35,577
AirJoule Technologies Corp. * 1,153 5,408
Alamo Group, Inc. 829 158,256
Albany International Corp. Class A  2,297 122,430
Allient, Inc. 1,612 72,137
American Woodmark Corp. * 1,673 111,689
Apogee Enterprises, Inc. 2,450 106,747
Applied Optoelectronics, Inc. * 1,263 32,750
ArcBest Corp. 2,645 184,806
Arcosa, Inc. 4,031 377,745
Ardagh Metal Packaging SA 12,246 48,862
Ardmore Shipping Corp. (Ireland)  3,989 47,349
Arq, Inc. * 3,480 24,917
Aspen Aerogels, Inc. * 7,793 54,239
Astec Industries, Inc. 2,660 128,026
Astronics Corp. * 364 16,602
Atkore, Inc. 3,832 240,420
Atmus Filtration Technologies, Inc. 854 38,507
Bel Fuse, Inc. Class A  250 29,087
Bel Fuse, Inc. Class B  1,175 165,699
Benchmark Electronics, Inc. 4,086 157,515
Boise Cascade Co. 4,308 333,095
Clearwater Paper Corp. * 1,764 36,621
Columbus McKinnon Corp. 3,271 46,906
Concrete Pumping Holdings, Inc. 3,208 22,616
Core Molding Technologies, Inc. * 1,004 20,632
Costamare Bulkers Holdings Ltd. * (Monaco)  1,317 18,925
Costamare, Inc. (Monaco)  5,388 64,171
Covenant Logistics Group, Inc. 1,601 34,678
CryoPort, Inc. * 4,119 39,048
CTS Corp. 2,673 106,760
DHT Holdings, Inc. 14,766 176,454
Dorian LPG Ltd. 4,225 125,905
Ducommun, Inc. * 1,641 157,749
Eastern Co. 614 14,404
Eastman Kodak Co. * 8,048 51,588
Energizer Holdings, Inc. 1,565 38,953
EnerSys 4,154 469,236
Enpro, Inc. 2,146 484,996
Enviri Corp. * 8,814 111,850
FLEX LNG Ltd. * (Norway)  2,919 73,559
Fluor Corp. * 18,902 795,207
Forward Air Corp. * 1,484 38,050
GATX Corp. 3,836 670,533
Genco Shipping & Trading Ltd. 3,960 70,488

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Gencor Industries, Inc. * 724 $ 10,592
Gibraltar Industries, Inc. * 3,443 216,220
Granite Construction, Inc. 708 77,632
Great Lakes Dredge & Dock Corp. * 7,888 94,577
Greenbrier Cos., Inc. 3,423 158,040
Greif, Inc. Class A  2,913 174,081
Greif, Inc. Class B  516 31,791
Heartland Express, Inc. 4,694 39,336
Helios Technologies, Inc. 3,810 198,615
Hillenbrand, Inc. 8,074 218,321
Hillman Solutions Corp. * 23,258 213,508
Himalaya Shipping Ltd. * (Bermuda)  2,713 22,328
Hub Group, Inc. Class A  6,781 233,538
Hyster-Yale, Inc. 1,464 53,963
Ichor Holdings Ltd. * 3,863 67,680
Insteel Industries, Inc. 1,009 38,685
International Seaways, Inc. 4,579 211,000
Intuitive Machines, Inc. * 11,952 125,735
Itron, Inc. * 2,709 337,433
Janus International Group, Inc. * 10,093 99,618
JBT Marel Corp. 3,134 440,170
JELD-WEN Holding, Inc. * 9,097 44,666
Kennametal, Inc. 8,650 181,045
Kimball Electronics, Inc. * 2,953 88,177
Knowles Corp. * 9,117 212,517
L.B. Foster Co. Class A * 1,369 36,895
Latham Group, Inc. * 1,292 9,832
LSB Industries, Inc. * 7,001 55,168
LSI Industries, Inc. 773 18,251
Luxfer Holdings PLC (United Kingdom)  3,601 50,054
Manitowoc Co., Inc. * 4,244 42,482
Marten Transport Ltd. 6,491 69,194
Masterbrand, Inc. * 14,815 195,114
Materion Corp. 1,919 231,834
Matson, Inc. 3,727 367,445
Mayville Engineering Co., Inc. * 1,709 23,516
Mercury Systems, Inc. * 4,644 359,446
Metallus, Inc. * 4,405 72,815
MicroVision, Inc. †* 15,089 18,710
Mistras Group, Inc. * 2,512 24,718
Montrose Environmental Group, Inc. * 3,688 101,272
Myers Industries, Inc. 3,906 66,168
NANO Nuclear Energy, Inc. * 239 9,216
National Presto Industries, Inc. 637 71,440
Navigator Holdings Ltd. 3,378 52,325
Net Power, Inc. * 3,216 9,680
NL Industries, Inc. 1,156 7,109
nLight, Inc. * 5,207 154,283
Nordic American Tankers Ltd. 25,652 80,547
NWPX Infrastructure, Inc. * 1,091 57,747
O-I Glass, Inc. * 13,420 174,057
Olympic Steel, Inc. 1,304 39,707
Orion Group Holdings, Inc. * 3,783 31,475
Outdoor Holding Co. * 13,242 19,598
Palladyne AI Corp. * 2,826 24,275
PAMT Corp. * 767 8,744
Pangaea Logistics Solutions Ltd. 3,879 19,705
Park Aerospace Corp. 654 13,302
Park-Ohio Holdings Corp. 1,347 28,610
Perma-Fix Environmental Services, Inc. * 971 9,807
Plexus Corp. * 198 28,649
Power Solutions International, Inc. * 53 5,206
Primoris Services Corp. 464 63,721
Proficient Auto Logistics, Inc. * 2,639 18,183
a Shares Value
Proto Labs, Inc. * 2,741 $ 137,132
Pure Cycle Corp. * 1,056 11,690
Radiant Logistics, Inc. * 3,866 22,809
Ranpak Holdings Corp. * 5,538 31,124
RXO, Inc. * 17,618 270,965
Ryerson Holding Corp. 3,142 71,826
Safe Bulkers, Inc. (Monaco)  7,987 35,462
Sanmina Corp. * 3,377 388,726
Scorpio Tankers, Inc. (Monaco)  5,088 285,182
SFL Corp. Ltd. (Norway)  14,097 106,150
Smith & Wesson Brands, Inc. 5,203 51,145
Southland Holdings, Inc. * 798 3,423
Standard BioTools, Inc. * 35,049 45,564
Standex International Corp. 250 52,975
Sturm Ruger & Co., Inc. 1,181 51,338
Teekay Corp. Ltd. (Bermuda)  6,624 54,184
Teekay Tankers Ltd. Class A (Canada)  2,732 138,103
Tennant Co. 2,130 172,658
Terex Corp. 7,398 379,517
Thermon Group Holdings, Inc. * 3,316 88,604
Tredegar Corp. * 3,513 28,209
TriMas Corp. 3,837 148,262
Trinity Industries, Inc. 4,843 135,798
TTM Technologies, Inc. * 11,668 672,077
Turtle Beach Corp. * 361 5,740
Tutor Perini Corp. * 5,138 337,001
UFP Industries, Inc. 6,643 621,054
Uniti Group, Inc. 16,683 102,100
Universal Logistics Holdings, Inc. 748 17,533
Vishay Intertechnology, Inc. 13,916 212,915
Werner Enterprises, Inc. 5,385 141,733
Willis Lease Finance Corp. 317 43,458
World Kinect Corp. 5,366 139,248
Worthington Enterprises, Inc. 2,455 136,228
Worthington Steel, Inc. 3,819 116,059
18,012,752
Technology - 3.8%
spacing
3D Systems Corp. * 16,027 46,478
8x8, Inc. * 13,105 27,783
ACM Research, Inc. Class A * 5,819 227,697
Adeia, Inc. 1,581 26,561
Aehr Test Systems * 583 17,554
Aeluma, Inc. * 886 14,265
Alpha & Omega Semiconductor Ltd. * 2,892 80,860
Arteris, Inc. * 2,831 28,593
ASGN, Inc. * 4,875 230,831
Asure Software, Inc. * 3,726 30,553
Axcelis Technologies, Inc. * 3,420 333,929
Bandwidth, Inc. Class A * 2,413 40,225
BigBear.ai Holdings, Inc. †* 25,746 167,864
Blackbaud, Inc. * 759 48,811
Box, Inc. Class A * 3,577 115,430
Cerence, Inc. * 3,330 41,492
CEVA, Inc. * 419 11,066
Cohu, Inc. * 5,244 106,611
Conduent, Inc. * 20,396 57,109
Consensus Cloud Solutions, Inc. * 2,301 67,580
Corsair Gaming, Inc. * 5,538 49,399
Cricut, Inc. Class A  5,608 35,274
CS Disco, Inc. * 1,727 11,156
CSG Systems International, Inc. 312 20,087
Daily Journal Corp. * 37 17,210
Definitive Healthcare Corp. * 5,344 21,697

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Diebold Nixdorf, Inc. * 256 $ 14,600
Digi International, Inc. * 4,266 155,538
Digital Turbine, Inc. * 4,180 26,752
Diodes, Inc. * 5,250 279,353
Domo, Inc. Class B * 500 7,920
Donnelley Financial Solutions, Inc. * 829 42,635
Evolent Health, Inc. Class A * 9,188 77,730
Expensify, Inc. Class A * 2,111 3,905
Fastly, Inc. Class A * 15,944 136,321
FormFactor, Inc. * 2,180 79,396
GigaCloud Technology, Inc. Class A * (Hong
Kong)  2,880 81,792
Grid Dynamics Holdings, Inc. * 1,393 10,740
Health Catalyst, Inc. * 8,875 25,294
I3 Verticals, Inc. Class A * 2,556 82,968
Immersion Corp. 4,015 29,470
Insight Enterprises, Inc. * 2,199 249,389
Integral Ad Science Holding Corp. * 7,636 77,658
Kulicke & Soffa Industries, Inc. (Singapore)  2,328 94,610
MaxLinear, Inc. * 8,190 131,695
Mitek Systems, Inc. * 4,357 42,568
N-able, Inc. * 8,672 67,642
Navitas Semiconductor Corp. †* 13,031 94,084
NCR Voyix Corp. * 16,270 204,189
NetScout Systems, Inc. * 7,962 205,658
Omada Health, Inc. * 266 5,881
ON24, Inc. * 2,902 16,599
OneSpan, Inc. 3,798 60,350
PAR Technology Corp. * 1,875 74,212
Penguin Solutions, Inc. * 5,981 157,181
Photronics, Inc. * 6,693 153,604
Pitney Bowes, Inc. 11,969 136,566
Playstudios, Inc. * 15,356 14,782
Playtika Holding Corp. 5,592 21,753
Porch Group, Inc. * 1,826 30,640
PubMatic, Inc. Class A * 4,934 40,854
Rackspace Technology, Inc. * 9,193 12,962
Richardson Electronics Ltd. 1,150 11,258
Rimini Street, Inc. * 6,204 29,035
Silvaco Group, Inc. * 197 1,066
Synaptics, Inc. * 3,987 272,472
Teads Holding Co. * 5,298 8,742
Telos Corp. * 6,581 45,014
TTEC Holdings, Inc. * 3,273 10,997
Ultra Clean Holdings, Inc. * 4,771 130,010
Unisys Corp. * 2,824 11,014
V2X, Inc. * 2,042 118,620
Veeco Instruments, Inc. * 6,511 198,130
Verint Systems, Inc. * 6,813 137,963
Vimeo, Inc. * 10,019 77,647
Vishay Precision Group, Inc. * 1,041 33,364
Waystar Holding Corp. * 1,995 75,650
Xerox Holdings Corp. 13,963 52,501
6,036,889
Utilities - 6.1%
spacing
ALLETE, Inc. 6,503 431,799
Ameresco, Inc. Class A * 3,726 125,119
American States Water Co. 1,370 100,448
Avista Corp. 9,147 345,848
Black Hills Corp. 8,408 517,849
Brookfield Infrastructure Corp.
Class A †(Canada)  13,912 572,061
California Water Service Group 6,867 315,127
a Shares Value
Chesapeake Utilities Corp. 1,773 $ 238,805
Consolidated Water Co. Ltd. 1,060 37,397
Genie Energy Ltd. Class B  2,359 35,267
H2O America 3,633 176,927
Hawaiian Electric Industries, Inc. * 20,199 222,997
MGE Energy, Inc. 2,127 179,051
Middlesex Water Co. 1,780 96,334
New Jersey Resources Corp. 11,950 575,393
Northwest Natural Holding Co. 4,611 207,172
Northwestern Energy Group, Inc. 7,138 418,358
Oklo, Inc. * 9,594 1,070,978
ONE Gas, Inc. 6,978 564,799
Ormat Technologies, Inc. 7,079 681,354
Otter Tail Corp. 4,233 346,979
Portland General Electric Co. 12,821 564,124
Southwest Gas Holdings, Inc. 7,604 595,697
Spire, Inc. 6,819 555,885
TXNM Energy, Inc. 11,371 643,030
Unitil Corp. 1,642 78,586
York Water Co. 961 29,234
9,726,618
Total Common Stocks
    (Cost $150,172,468) 155,718,554
EXCHANGE-TRADED FUNDS - 1.7%
iShares Russell 2000 Value † 15,489 2,738,610
a
Total Exchange-Traded Funds
    (Cost $2,469,210) 2,738,610
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $152,642,755) 158,459,403
SECURITIES LENDING COLLATERAL - 3.7%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity Funds
3.990% 1,371,976 1,371,976
Principal
Amount
Repurchase Agreements - 2.8%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$2,331,082; collateralized by Federal National
Mortgage Association: with rates ranging from
2.840% - 7.000% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,377,704) $ 2,330,809 2,330,809

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, investments with a total aggregate value of $1,488 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$2,123,536; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value of
$2,163,951) $ 2,120,082 $ 2,120,082
4,450,891
Total Securities Lending Collateral
(Cost $5,822,867) 5,822,867
a
TOTAL INVESTMENTS - 102.4%
(Cost $158,465,622) 164,282,270
DERIVATIVES - 0.0% 9,256
OTHER ASSETS & LIABILITIES, NET - (2.4%) (3,858,453)
NET ASSETS - 100.0% $ 160,433,073
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 12/25 166 $ 2,028,809 $ 2,038,065 $ 9,256

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Malaysia - 0.0%
YTL Corp. Bhd. Exercise @ $0.58
Exp 06/02/28 * 2,500 $ 790
YTL Power International Bhd. Exercise @
$0.35 Exp 06/02/28 * 1,860 832
1,622
Total Warrants
    (Cost $0) 1,622
PREFERRED STOCKS - 1.7%
Brazil - 1.1%
spacing
Banco Bradesco SA 48,990 162,832
Centrais Eletricas Brasileiras SA 2,100 21,887
Cia Energetica de Minas Gerais 16,258 34,060
Cia Paranaense de Energia - Copel Class B  10,400 25,168
Gerdau SA 12,422 38,767
Itau Unibanco Holding SA 50,850 373,284
Itausa SA 55,271 119,115
Petroleo Brasileiro SA - Petrobras 45,300 267,770
1,042,883
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B * 1,362 58,786
Colombia - 0.1%
spacing
Grupo Cibest SA 3,758 48,944
India - 0.0%
spacing
TVS Motor Co. Ltd. * ± Ω 7,012 –
Russia - 0.0%
spacing
Surgutneftegas PAO * ± Ω 44,600 –
South Korea - 0.4%
spacing
Hyundai Motor Co. 542 63,924
Samsung Electronics Co. Ltd. 7,696 365,260
429,184
Total Preferred Stocks
    (Cost $1,449,620) 1,579,797
COMMON STOCKS - 95.1%
Brazil - 3.0%
spacing
Ambev SA 45,200 102,676
B3 SA - Brasil Bolsa Balcao 50,300 126,642
Banco Bradesco SA 17,200 49,219
Banco BTG Pactual SA 11,300 102,464
Banco do Brasil SA 16,400 68,068
BB Seguridade Participacoes SA 6,600 41,245
Caixa Seguridade Participacoes SA 5,600 15,899
Centrais Eletricas Brasileiras SA 11,700 115,456
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 4,500 111,751
CPFL Energia SA 2,200 16,286
Embraer SA 6,700 101,074
Energisa SA 2,700 25,801
Eneva SA * 7,300 22,700
a Shares Value
Engie Brasil Energia SA 2,000 $ 15,294
Equatorial Energia SA 11,371 78,944
Klabin SA 7,760 26,303
Localiza Rent a Car SA 8,831 65,458
MBRF Global Foods Co. SA 5,199 18,970
Motiva Infraestrutura de Mobilidade SA 9,600 26,840
NU Holdings Ltd. Class A * 32,328 517,571
Petroleo Brasileiro SA - Petrobras 34,200 217,065
Porto Seguro SA 1,800 16,863
PRIO SA * 8,000 57,314
Raia Drogasil SA 12,324 42,653
Rede D'Or Sao Luiz SA ~ 7,640 60,405
Rumo SA 12,500 37,508
Suzano SA 6,600 61,880
Telefonica Brasil SA 7,760 49,675
TIM SA 8,100 35,765
TOTVS SA 5,200 44,875
Ultrapar Participacoes SA 6,700 27,657
Vale SA 34,553 373,820
Vibra Energia SA 9,626 44,474
WEG SA 16,000 109,999
XP, Inc. Class A  3,428 64,412
2,893,026
Chile - 0.4%
spacing
Banco de Chile 430,965 65,441
Banco de Credito e Inversiones SA 824 36,410
Banco Santander Chile 620,176 41,116
Cencosud SA 12,093 34,417
Empresas CMPC SA 11,052 16,290
Empresas Copec SA 3,691 27,035
Enel Americas SA 201,795 20,359
Enel Chile SA 256,614 19,862
Falabella SA 5,915 35,068
Latam Airlines Group SA 3,006,502 68,303
364,301
China - 29.9%
spacing
360 Security Technology, Inc. Class A  3,700 5,896
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  700 2,141
3SBio, Inc. ~ 17,000 66,112
AAC Technologies Holdings, Inc. 7,500 44,042
Accelink Technologies Co. Ltd. Class A  300 2,820
ACM Research Shanghai, Inc. Class A  255 7,261
Advanced Micro-Fabrication Equipment, Inc.
China Class A  350 14,757
AECC Aviation Power Co. Ltd. Class A  1,300 7,719
Agricultural Bank of China Ltd. Class A  45,500 42,626
Agricultural Bank of China Ltd. Class H  269,000 181,056
Aier Eye Hospital Group Co. Ltd. Class A  4,536 7,880
Air China Ltd. Class A * 6,500 7,225
Airtac International Group 1,232 30,600
Akeso, Inc. * ~ 6,000 109,009
Alibaba Group Holding Ltd. 163,720 3,661,451
Alibaba Health Information Technology Ltd. * 54,000 45,988
Aluminum Corp. of China Ltd. Class A  11,300 13,118
Aluminum Corp. of China Ltd. Class H  32,000 33,098
Amlogic Shanghai Co. Ltd. Class A * 110 1,725
Angel Yeast Co. Ltd. Class A  300 1,669
Anhui Conch Cement Co. Ltd. Class A  1,500 4,898
Anhui Conch Cement Co. Ltd. Class H  12,500 37,643
Anhui Gujing Distillery Co. Ltd. Class A  600 13,560
Anhui Gujing Distillery Co. Ltd. Class B  600 8,339

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Anhui Jianghuai Automobile Group Corp. Ltd.
Class A * 1,000 $ 7,583
Anker Innovations Technology Co. Ltd. Class A  390 6,697
ANTA Sports Products Ltd. 12,000 143,740
Autohome, Inc. ADR 646 18,443
Avary Holding Shenzhen Co. Ltd. Class A  1,500 11,859
AviChina Industry & Technology Co. Ltd.
Class H  29,000 16,279
Avicopter PLC Class A  200 1,021
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 4,900 5,576
Baidu, Inc. Class A * 21,234 351,092
Bank of Beijing Co. Ltd. Class A  10,400 8,051
Bank of Changsha Co. Ltd. Class A  3,800 4,719
Bank of Chengdu Co. Ltd. Class A  2,300 5,580
Bank of China Ltd. Class A  8,400 6,113
Bank of China Ltd. Class H  699,000 382,078
Bank of Communications Co. Ltd. Class A  25,500 24,085
Bank of Communications Co. Ltd. Class H  90,000 75,411
Bank of Hangzhou Co. Ltd. Class A  3,500 7,514
Bank of Jiangsu Co. Ltd. Class A  11,680 16,463
Bank of Nanjing Co. Ltd. Class A  8,300 12,748
Bank of Ningbo Co. Ltd. Class A  4,310 16,014
Bank of Shanghai Co. Ltd. Class A  6,800 8,559
Bank of Suzhou Co. Ltd. Class A  4,200 4,818
Baoshan Iron & Steel Co. Ltd. Class A  14,400 14,317
Beijing Compass Technology Development Co.
Ltd. Class A * 400 9,417
Beijing Enlight Media Co. Ltd. Class A  1,300 3,544
Beijing Enterprises Holdings Ltd. 4,500 19,219
Beijing Enterprises Water Group Ltd. 42,000 12,908
Beijing Kingsoft Office Software, Inc. Class A  267 11,915
Beijing New Building Materials PLC Class A  400 1,332
Beijing Roborock Technology Co. Ltd. Class A  58 1,716
Beijing-Shanghai High Speed Railway Co. Ltd.
Class A  28,900 20,856
Beijing Tiantan Biological Products Corp. Ltd.
Class A  600 1,608
Beijing Tong Ren Tang Co. Ltd. Class A  300 1,434
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd. Class A * 592 4,716
Beijing Yanjing Brewery Co. Ltd. Class A  600 1,024
BeOne Medicines Ltd. Class H * 8,189 218,509
Bethel Automotive Safety Systems Co. Ltd.
Class A  120 911
Bilibili, Inc. Class Z * 2,222 62,831
BOC Aviation Ltd. ~ 1,900 16,976
BOC International China Co. Ltd. Class A  800 1,617
BOE Technology Group Co. Ltd. Class A  21,100 12,353
Bosideng International Holdings Ltd. 44,000 26,247
BYD Co. Ltd. Class A  3,000 46,267
BYD Co. Ltd. Class H  35,200 497,541
BYD Electronic International Co. Ltd. 7,500 39,759
C&D International Investment Group Ltd. 7,857 18,063
Caitong Securities Co. Ltd. Class A  4,550 5,396
Cambricon Technologies Corp. Ltd. Class A * 297 55,561
Capital Securities Co. Ltd. Class A  500 1,556
CCOOP Group Co. Ltd. Class A * 15,100 5,465
CGN Power Co. Ltd. Class A  5,700 2,901
CGN Power Co. Ltd. Class H ~ 106,000 39,349
Changchun High-Tech Industry Group Co. Ltd.
Class A  300 5,495
Changjiang Securities Co. Ltd. Class A  5,000 5,850
a Shares Value
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  75 $ 1,423
Chaozhou Three-Circle Group Co. Ltd. Class A  1,200 7,834
Chifeng Jilong Gold Mining Co. Ltd. Class A  1,400 5,791
China CITIC Bank Corp. Ltd. Class A  3,800 3,845
China CITIC Bank Corp. Ltd. Class H  82,000 70,411
China CITIC Financial Asset Management Co.
Ltd. Class H * ~ 136,000 18,110
China Coal Energy Co. Ltd. Class H  18,000 21,486
China Communications Services Corp. Ltd.
Class H  24,000 14,171
China Construction Bank Corp. Class A  7,700 9,321
China Construction Bank Corp. Class H  923,000 885,310
China CSSC Holdings Ltd. Class A  4,400 21,427
China Eastern Airlines Corp. Ltd. Class A * 9,100 5,308
China Energy Engineering Corp. Ltd. Class A  14,700 4,984
China Everbright Bank Co. Ltd. Class A  27,500 12,995
China Everbright Bank Co. Ltd. Class H  36,000 14,989
China Feihe Ltd. ~ 35,000 17,972
China Galaxy Securities Co. Ltd. Class A  6,600 16,530
China Galaxy Securities Co. Ltd. Class H  30,000 45,464
China Gas Holdings Ltd. 25,600 25,032
China Great Wall Securities Co. Ltd. Class A  1,200 1,962
China Greatwall Technology Group Co. Ltd.
Class A * 1,200 2,865
China Hongqiao Group Ltd. 26,500 89,751
China International Capital Corp. Ltd. Class A  2,300 11,963
China International Capital Corp. Ltd.
Class H ~ 14,800 40,496
China Jushi Co. Ltd. Class A  2,401 5,858
China Life Insurance Co. Ltd. Class A  3,700 20,660
China Life Insurance Co. Ltd. Class H  67,000 189,737
China Literature Ltd. * ~ 4,000 20,210
China Longyuan Power Group Corp. Ltd.
Class H  24,000 25,605
China Mengniu Dairy Co. Ltd. 30,000 57,691
China Merchants Bank Co. Ltd. Class A  11,000 62,551
China Merchants Bank Co. Ltd. Class H  38,000 227,429
China Merchants Energy Shipping Co. Ltd.
Class A  4,400 5,489
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  2,800 3,834
China Merchants Port Holdings Co. Ltd. 12,797 23,960
China Merchants Securities Co. Ltd. Class A  3,900 9,405
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  4,500 6,440
China Minsheng Banking Corp. Ltd. Class A  13,700 7,666
China Minsheng Banking Corp. Ltd. Class H  71,500 37,736
China National Building Material Co. Ltd.
Class H  36,000 25,509
China National Chemical Engineering Co. Ltd.
Class A  3,500 3,664
China National Nuclear Power Co. Ltd. Class A  12,900 15,797
China National Software & Service Co. Ltd.
Class A * 270 1,892
China Northern Rare Earth Group High-Tech
Co. Ltd. Class A  2,300 15,628
China Oilfield Services Ltd. Class H  14,000 11,991
China Overseas Land & Investment Ltd. 36,500 67,221
China Pacific Insurance Group Co. Ltd.
Class A  3,000 14,835
China Pacific Insurance Group Co. Ltd.
Class H  26,400 104,888
China Petroleum & Chemical Corp. Class A  50,500 37,562

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
China Petroleum & Chemical Corp. Class H  168,000 $ 87,268
China Power International Development Ltd. 32,108 13,325
China Railway Group Ltd. Class A  18,600 14,418
China Railway Group Ltd. Class H  28,000 14,132
China Railway Signal & Communication Corp.
Ltd. Class A  1,725 1,306
China Rare Earth Resources & Technology Co.
Ltd. Class A * 900 6,558
China Resources Beer Holdings Co. Ltd. 15,500 54,535
China Resources Gas Group Ltd. 8,800 22,398
China Resources Land Ltd. 30,500 118,873
China Resources Microelectronics Ltd. Class A  926 7,245
China Resources Mixc Lifestyle Services Ltd. ~ 6,600 35,011
China Resources Pharmaceutical Group Ltd. ~ 15,000 9,271
China Resources Power Holdings Co. Ltd. 20,000 45,810
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  1,364 5,390
China Ruyi Holdings Ltd. * 84,000 32,059
China Shenhua Energy Co. Ltd. Class A  5,300 28,690
China Shenhua Energy Co. Ltd. Class H  30,500 145,594
China Southern Airlines Co. Ltd. Class A * 5,900 5,017
China State Construction Engineering Corp.
Ltd. Class A  23,600 18,096
China State Construction International
Holdings Ltd. 14,000 17,828
China Taiping Insurance Holdings Co. Ltd. 13,800 26,975
China Three Gorges Renewables Group Co.
Ltd. Class A  12,300 7,347
China Tourism Group Duty Free Corp. Ltd.
Class A  1,144 11,529
China Tower Corp. Ltd. Class H ~ 42,500 62,651
China United Network Communications Ltd.
Class A  19,600 15,182
China Vanke Co. Ltd. Class A * 6,700 6,499
China Vanke Co. Ltd. Class H * 19,800 14,167
China XD Electric Co. Ltd. Class A  1,200 1,142
China Yangtze Power Co. Ltd. Class A  14,000 53,610
China Zheshang Bank Co. Ltd. Class A  13,680 5,731
Chongqing Changan Automobile Co. Ltd.
Class A  4,496 7,738
Chongqing Rural Commercial Bank Co. Ltd.
Class A  2,000 1,852
Chongqing Rural Commercial Bank Co. Ltd.
Class H  25,000 19,291
Chongqing Zhifei Biological Products Co. Ltd.
Class A  1,900 5,565
Chow Tai Fook Jewellery Group Ltd. 18,800 37,570
CITIC Ltd. 39,000 57,124
Citic Pacific Special Steel Group Co. Ltd.
Class A  1,800 3,448
CITIC Securities Co. Ltd. Class A  7,580 31,928
CITIC Securities Co. Ltd. Class H  14,575 57,554
CMOC Group Ltd. Class A  9,400 20,824
CMOC Group Ltd. Class H  36,000 72,568
CNGR Advanced Material Co. Ltd. Class A  220 1,547
CNPC Capital Co. Ltd. Class A  4,200 6,228
Contemporary Amperex Technology Co. Ltd.
Class A  2,660 150,858
Contemporary Amperex Technology Co. Ltd.
Class H  600 44,169
COSCO SHIPPING Energy Transportation Co.
Ltd. Class A  900 1,532
COSCO SHIPPING Holdings Co. Ltd. Class A  5,510 11,117
COSCO SHIPPING Holdings Co. Ltd. Class H  26,900 41,821
CRRC Corp. Ltd. Class A  10,700 11,247
a Shares Value
CRRC Corp. Ltd. Class H  46,000 $ 35,444
CSC Financial Co. Ltd. Class A  2,300 8,689
CSI Solar Co. Ltd. Class A  3,172 6,005
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  660 4,268
CSPC Pharmaceutical Group Ltd. 76,000 91,545
Daqin Railway Co. Ltd. Class A  9,600 7,948
Datang International Power Generation Co.
Ltd. Class A  6,700 3,194
Dong-E-E-Jiao Co. Ltd. Class A  100 665
Dongfang Electric Corp. Ltd. Class A  1,500 4,075
Dongxing Securities Co. Ltd. Class A  800 1,309
East Money Information Co. Ltd. Class A  9,176 35,074
Eastroc Beverage Group Co. Ltd. Class A  290 12,392
Ecovacs Robotics Co. Ltd. Class A  200 3,028
Empyrean Technology Co. Ltd. Class A  300 5,340
ENN Energy Holdings Ltd. 7,500 61,844
ENN Natural Gas Co. Ltd. Class A  1,900 4,799
Eoptolink Technology, Inc. Ltd. Class A  580 29,995
Eve Energy Co. Ltd. Class A  1,100 14,113
Everbright Securities Co. Ltd. Class A  2,600 6,892
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 2,898 1,182
Far East Horizon Ltd. 21,000 18,539
Flat Glass Group Co. Ltd. Class A  500 1,216
Focus Media Information Technology Co. Ltd.
Class A  7,000 7,946
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  2,988 16,399
Fosun International Ltd. 24,500 17,326
Founder Securities Co. Ltd. Class A  5,600 6,421
Foxconn Industrial Internet Co. Ltd. Class A  7,600 70,965
Fuyao Glass Industry Group Co. Ltd. Class A  1,100 11,356
Fuyao Glass Industry Group Co. Ltd. Class H ~ 6,000 60,437
GalaxyCore, Inc. Class A  600 1,519
Ganfeng Lithium Group Co. Ltd. Class A  1,060 9,088
GCL Technology Holdings Ltd. * 218,000 36,703
GD Power Development Co. Ltd. Class A  9,000 6,304
GDS Holdings Ltd. Class A * 10,000 48,821
Geely Automobile Holdings Ltd. 58,000 145,709
GEM Co. Ltd. Class A  1,400 1,659
Genscript Biotech Corp. * 12,000 25,893
GF Securities Co. Ltd. Class A  3,100 9,726
Giant Biogene Holding Co. Ltd. ~ 3,600 26,104
Giant Network Group Co. Ltd. Class A  800 5,087
GigaDevice Semiconductor, Inc. Class A  380 11,426
GoerTek, Inc. Class A  1,900 10,072
Goldwind Science & Technology Co. Ltd.
Class A  3,000 6,318
Goneo Group Co. Ltd. Class A  329 2,066
Gotion High-tech Co. Ltd. Class A  1,100 7,229
Great Wall Motor Co. Ltd. Class A  2,700 9,349
Great Wall Motor Co. Ltd. Class H  20,500 44,256
Gree Electric Appliances, Inc. of Zhuhai
Class A  1,300 7,262
GRG Banking Equipment Co. Ltd. Class A  600 1,174
Guangdong Haid Group Co. Ltd. Class A  800 7,167
Guangdong Investment Ltd. 28,000 25,449
Guanghui Energy Co. Ltd. Class A  1,200 851
Guangzhou Automobile Group Co. Ltd. Class A  5,200 5,582
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  1,100 3,949
Guangzhou Haige Communications Group,
Inc. Co. Class A  600 1,103

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,360 $ 7,319
Guolian Minsheng Securities Co. Ltd. Class A  3,500 5,503
Guosen Securities Co. Ltd. Class A  3,300 6,285
Guotai Haitong Securities Co. Ltd. 8,426 22,385
Guotai Haitong Securities Co. Ltd. Class H ~ 18,248 37,529
Guoyuan Securities Co. Ltd. Class A  4,200 5,403
H World Group Ltd. ADR 1,903 74,426
Haidilao International Holding Ltd. ~ 16,000 27,525
Haier Smart Home Co. Ltd. Class A  3,700 13,199
Haier Smart Home Co. Ltd. Class H  23,400 75,914
Hainan Airlines Holding Co. Ltd. Class A * 27,300 6,250
Hainan Airport Infrastructure Co. Ltd. Class A  7,200 4,219
Haisco Pharmaceutical Group Co. Ltd. Class A  500 3,769
Haitian International Holdings Ltd. 6,000 16,519
Hangzhou First Applied Material Co. Ltd.
Class A  706 1,560
Hangzhou Silan Microelectronics Co. Ltd.
Class A  400 1,773
Hangzhou Tigermed Consulting Co. Ltd.
Class A  100 819
Hansoh Pharmaceutical Group Co. Ltd. ~ 12,000 55,667
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  2,000 5,639
Henan Shuanghui Investment & Development
Co. Ltd. Class A  1,570 5,461
Hengan International Group Co. Ltd. 6,000 19,564
Hengli Petrochemical Co. Ltd. Class A  3,300 7,957
Hengtong Optic-electric Co. Ltd. Class A  1,900 6,153
Hithink RoyalFlush Information Network Co.
Ltd. Class A  300 15,744
HLA Group Corp. Ltd. Class A  1,100 1,001
Horizon Robotics * 39,000 47,892
Hoshine Silicon Industry Co. Ltd. Class A  800 5,569
Hua Hong Semiconductor Ltd. Class H * ~ 7,000 71,934
Huadian Power International Corp. Ltd. Class A  7,600 5,440
Huadong Medicine Co. Ltd. Class A  900 5,252
Huafon Chemical Co. Ltd. Class A  4,400 5,648
Huagong Tech Co. Ltd. Class A  300 3,913
Huaibei Mining Holdings Co. Ltd. Class A  600 1,041
Hualan Biological Engineering, Inc. Class A  400 895
Huaneng Power International, Inc. Class A  1,500 1,489
Huaneng Power International, Inc. Class H  46,000 32,020
Huaqin Technology Co. Ltd. Class A  600 8,925
Huatai Securities Co. Ltd. Class A  4,900 15,028
Huatai Securities Co. Ltd. Class H ~ 11,800 31,108
Huaxia Bank Co. Ltd. Class A  6,400 5,920
Huayu Automotive Systems Co. Ltd. Class A  2,100 6,057
Huizhou Desay Sv Automotive Co. Ltd. Class A  300 6,390
Humanwell Healthcare Group Co. Ltd. Class A  400 1,185
Hunan Valin Steel Co. Ltd. Class A  6,200 5,664
Hundsun Technologies, Inc. Class A  1,076 5,246
Hwatsing Technology Co. Ltd. Class A  95 2,212
Hygon Information Technology Co. Ltd.
Class A  1,330 47,480
IEIT Systems Co. Ltd. Class A  800 8,404
Iflytek Co. Ltd. Class A  1,200 9,479
Imeik Technology Development Co. Ltd.
Class A  140 3,568
Industrial & Commercial Bank of China Ltd.
Class A  31,100 31,904
Industrial & Commercial Bank of China Ltd.
Class H  628,000 462,425
Industrial Bank Co. Ltd. Class A  12,261 34,211
a Shares Value
Industrial Securities Co. Ltd. Class A  6,160 $ 5,665
Ingenic Semiconductor Co. Ltd. Class A  200 2,510
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A  28,600 9,583
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  700 2,223
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd. Class A  2,000 1,474
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  4,000 15,352
Inner Mongolia Yitai Coal Co. Ltd. Class B  8,800 16,878
Innovent Biologics, Inc. * ~ 14,000 174,316
Isoftstone Information Technology Group Co.
Ltd. Class A  700 5,446
JA Solar Technology Co. Ltd. Class A * 856 1,584
JCET Group Co. Ltd. Class A  1,100 6,831
JD Health International, Inc. * ~ 10,700 91,110
JD Logistics, Inc. * ~ 19,100 32,089
JD.com, Inc. Class A  23,275 407,790
Jiangsu Eastern Shenghong Co. Ltd. Class A * 4,600 6,152
Jiangsu Expressway Co. Ltd. Class H  10,000 11,591
Jiangsu Hengli Hydraulic Co. Ltd. Class A  900 12,147
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  3,700 37,215
Jiangsu Hoperun Software Co. Ltd. Class A * 300 2,569
Jiangsu King's Luck Brewery JSC Ltd. Class A  1,000 5,529
Jiangsu Phoenix Publishing & Media Corp. Ltd.
Class A  600 888
Jiangsu Yanghe Distillery Co. Ltd. Class A  800 7,644
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  300 1,646
Jiangsu Zhongtian Technology Co. Ltd.
Class A  2,400 6,398
Jiangxi Copper Co. Ltd. Class A  2,100 10,490
Jiangxi Copper Co. Ltd. Class H  9,000 35,246
Jinduicheng Molybdenum Co. Ltd. Class A  2,600 5,658
Jinko Solar Co. Ltd. Class A * 6,938 5,432
Kanzhun Ltd. ADR * 3,525 82,344
KE Holdings, Inc. Class A  19,626 127,929
Kingdee International Software Group Co.
Ltd. * 29,000 65,032
Kingsoft Corp. Ltd. 9,400 41,710
Kuaishou Technology ~ 25,600 276,886
Kuang-Chi Technologies Co. Ltd. Class A  1,000 7,052
Kunlun Energy Co. Ltd. 36,000 32,154
Kunlun Tech Co. Ltd. Class A * 1,000 6,850
Kweichow Moutai Co. Ltd. Class A  700 142,264
Laopu Gold Co. Ltd. Class H  300 27,425
LB Group Co. Ltd. Class A  600 1,643
Lenovo Group Ltd. 66,000 97,798
Lens Technology Co. Ltd. Class A  2,400 11,349
Li Auto, Inc. Class A * 11,946 152,938
Li Ning Co. Ltd. 22,000 49,746
Lingyi iTech Guangdong Co. Class A  4,000 9,206
Longfor Group Holdings Ltd. ~ 19,950 30,391
LONGi Green Energy Technology Co. Ltd.
Class A * 4,402 11,152
Loongson Technology Corp. Ltd. Class A * 286 6,360
Luxshare Precision Industry Co. Ltd. Class A  4,100 37,450
Luzhou Laojiao Co. Ltd. Class A  900 16,714
Mango Excellent Media Co. Ltd. Class A  1,300 6,544
Maxscend Microelectronics Co. Ltd. Class A  180 2,108
Meihua Holdings Group Co. Ltd. Class A  700 1,044
Meitu, Inc. ~ 32,500 38,657

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Meituan Class B * ~ 47,490 $ 634,408
Metallurgical Corp. of China Ltd. Class A  8,500 4,606
Midea Group Co. Ltd. Class A  1,500 15,339
Midea Group Co. Ltd. Class H  4,000 42,214
MINISO Group Holding Ltd. 4,728 26,640
MMG Ltd. * 40,000 34,644
Montage Technology Co. Ltd. Class A  656 14,320
Muyuan Foods Co. Ltd. Class A  3,160 23,563
Nanjing Securities Co. Ltd. Class A  800 961
NARI Technology Co. Ltd. Class A  3,958 12,789
National Silicon Industry Group Co. Ltd.
Class A * 1,893 6,881
NAURA Technology Group Co. Ltd. Class A  435 27,716
NetEase Cloud Music, Inc. * ~ 800 26,626
NetEase, Inc. 16,605 504,333
New China Life Insurance Co. Ltd. Class A  1,400 12,074
New China Life Insurance Co. Ltd. Class H  8,600 50,935
New Hope Liuhe Co. Ltd. Class A  1,100 1,517
New Oriental Education & Technology Group,
Inc. * 11,700 62,450
Nexchip Semiconductor Corp. Class A  473 2,321
Ninestar Corp. Class A * 300 991
Ningbo Deye Technology Co. Ltd. Class A  590 6,728
Ningbo Orient Wires & Cables Co. Ltd. Class A  200 1,990
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  300 1,035
Ningbo Tuopu Group Co. Ltd. Class A  850 9,710
Ningxia Baofeng Energy Group Co. Ltd.
Class A  3,500 8,752
NIO, Inc. Class A * 17,610 133,188
Nongfu Spring Co. Ltd. Class H ~ 19,200 132,688
OFILM Group Co. Ltd. Class A * 2,800 5,158
OmniVision Integrated Circuits Group, Inc. 580 12,367
Oppein Home Group, Inc. Class A  100 750
Orient Securities Co. Ltd. Class A  4,392 7,078
PDD Holdings, Inc. ADR * 6,767 894,394
People's Insurance Co. Group of China Ltd.
Class A  4,100 4,499
People's Insurance Co. Group of China Ltd.
Class H  85,000 74,362
PetroChina Co. Ltd. Class A  29,000 32,827
PetroChina Co. Ltd. Class H  180,000 163,182
Pharmaron Beijing Co. Ltd. Class A  1,150 5,813
PICC Property & Casualty Co. Ltd. Class H  66,000 148,886
Ping An Bank Co. Ltd. Class A  11,900 18,966
Ping An Insurance Group Co. of China Ltd.
Class A  5,900 45,792
Ping An Insurance Group Co. of China Ltd.
Class H  64,000 435,398
Piotech, Inc. Class A  73 2,677
Poly Developments & Holdings Group Co. Ltd.
Class A  5,800 6,418
Pop Mart International Group Ltd. ~ 5,200 178,109
Postal Savings Bank of China Co. Ltd. Class A  8,700 7,036
Postal Savings Bank of China Co. Ltd.
Class H ~ 96,000 67,254
Power Construction Corp. of China Ltd.
Class A  10,600 8,326
Qfin Holdings, Inc. ADR 963 27,715
Qinghai Salt Lake Industry Co. Ltd. Class A * 3,100 9,095
Range Intelligent Computing Technology
Group Co. Ltd. Class A  700 5,269
Rockchip Electronics Co. Ltd. Class A  200 6,375
Rongsheng Petrochemical Co. Ltd. Class A  5,097 6,919
a Shares Value
SAIC Motor Corp. Ltd. Class A  3,700 $ 8,918
Sailun Group Co. Ltd. Class A  2,700 5,466
Sanan Optoelectronics Co. Ltd. Class A  1,900 4,168
Sany Heavy Industry Co. Ltd. Class A  5,300 17,330
Satellite Chemical Co. Ltd. Class A  2,398 6,539
SDIC Capital Co. Ltd. Class A  5,200 5,779
SDIC Power Holdings Co. Ltd. Class A  3,700 6,793
Seres Group Co. Ltd. Class A  1,000 24,172
SF Holding Co. Ltd. Class A  3,000 17,030
SG Micro Corp. Class A  252 2,956
Shaanxi Coal Industry Co. Ltd. Class A  5,700 16,039
Shandong Gold Mining Co. Ltd. Class A  4,300 23,682
Shandong Gold Mining Co. Ltd. Class H ~ 6,750 31,917
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  200 1,667
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,610 6,027
Shandong Nanshan Aluminum Co. Ltd.
Class A  10,000 5,576
Shandong Sun Paper Industry JSC Ltd.
Class A  2,700 5,427
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  24,400 18,217
Shanghai Allist Pharmaceuticals Co. Ltd.
Class A  270 4,191
Shanghai Baosight Software Co. Ltd. Class A  647 2,117
Shanghai Baosight Software Co. Ltd. Class B  3,762 4,236
Shanghai BOCHU Electronic Technology Corp.
Ltd. Class A  70 1,516
Shanghai Electric Group Co. Ltd. Class A * 6,500 8,656
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  1,400 5,873
Shanghai International Airport Co. Ltd. Class A  900 4,037
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  1,300 3,278
Shanghai Pudong Development Bank Co. Ltd.
Class A  17,536 29,365
Shanghai Putailai New Energy Technology Co.
Ltd. Class A  1,639 7,137
Shanghai RAAS Blood Products Co. Ltd.
Class A  5,700 5,365
Shanghai Rural Commercial Bank Co. Ltd.
Class A  4,800 5,523
Shanghai United Imaging Healthcare Co. Ltd.
Class A  399 8,508
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,000 7,738
Shanjin International Gold Co. Ltd. Class A  2,000 6,430
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  2,900 2,836
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  1,300 2,601
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.
Class A  740 20,214
Shenergy Co. Ltd. Class A  1,100 1,209
Shengyi Technology Co. Ltd. Class A  1,200 9,146
Shennan Circuits Co. Ltd. Class A  330 10,088
Shenwan Hongyuan Group Co. Ltd. Class A  12,000 9,008
Shenzhen Goodix Technology Co. Ltd. Class A  100 1,164
Shenzhen Inovance Technology Co. Ltd.
Class A  650 7,679
Shenzhen Kinwong Electronic Co. Ltd. Class A  700 6,226
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. Class A  700 24,223

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  600 $ 5,771
Shenzhen Salubris Pharmaceuticals Co. Ltd.
Class A  600 5,099
Shenzhen Transsion Holdings Co. Ltd. Class A  593 7,878
Shenzhou International Group Holdings Ltd. 7,900 62,542
Sichuan Biokin Pharmaceutical Co. Ltd.
Class A * 200 10,575
Sichuan Changhong Electric Co. Ltd. Class A  1,500 2,214
Sichuan Chuantou Energy Co. Ltd. Class A  2,400 4,817
Sichuan Kelun-Biotech Biopharmaceutical Co.
Ltd. Class H * 500 33,014
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  800 4,138
Sichuan Road & Bridge Group Co. Ltd. Class A  4,480 5,101
Silergy Corp. 3,000 25,550
Sinolink Securities Co. Ltd. Class A  1,100 1,586
Sinopharm Group Co. Ltd. Class H  12,800 30,106
Sinotruk Hong Kong Ltd. 6,500 19,167
Smoore International Holdings Ltd. ~ 18,000 40,721
SooChow Securities Co. Ltd. Class A  4,110 5,676
Southwest Securities Co. Ltd. Class A  1,500 1,004
Spring Airlines Co. Ltd. Class A  500 3,759
Sungrow Power Supply Co. Ltd. Class A  1,260 28,762
Sunny Optical Technology Group Co. Ltd. 6,800 78,874
Sunwoda Electronic Co. Ltd. Class A  1,400 6,675
SUPCON Technology Co. Ltd. Class A  192 1,491
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  900 9,084
Suzhou TFC Optical Communication Co. Ltd.
Class A  468 11,089
TAL Education Group ADR * 3,973 44,498
TBEA Co. Ltd. Class A  2,800 7,012
TCL Technology Group Corp. Class A  11,300 6,853
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A * 750 955
Tencent Holdings Ltd. 61,200 5,214,827
Tencent Music Entertainment Group ADR 5,466 127,576
Tianfeng Securities Co. Ltd. Class A * 7,400 5,546
Tianqi Lithium Corp. Class A * 1,000 6,698
Tianshan Aluminum Group Co. Ltd. Class A  3,800 6,206
Tianshui Huatian Technology Co. Ltd.
Class A ± 900 1,494
Tingyi Cayman Islands Holding Corp. 18,000 24,046
Tongcheng Travel Holdings Ltd. ~ 12,400 36,630
TongFu Microelectronics Co. Ltd. Class A  1,200 6,786
Tongling Nonferrous Metals Group Co. Ltd.
Class A  9,600 7,246
Tongwei Co. Ltd. Class A * 2,400 7,531
TravelSky Technology Ltd. Class H  10,000 13,651
Trina Solar Co. Ltd. Class A * 378 925
Trip.com Group Ltd. 5,899 447,366
Tsingtao Brewery Co. Ltd. Class A  200 1,855
Tsingtao Brewery Co. Ltd. Class H  6,000 40,827
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  339 4,313
Unisplendour Corp. Ltd. Class A  1,600 6,818
Verisilicon Microelectronics Shanghai Co. Ltd.
Class A * 200 5,159
Victory Giant Technology Huizhou Co. Ltd.
Class A  500 20,146
Vipshop Holdings Ltd. ADR 3,126 61,395
Wanhua Chemical Group Co. Ltd. Class A  1,900 17,808
Want Want China Holdings Ltd. 45,000 30,531
a Shares Value
Weichai Power Co. Ltd. Class A  1,700 $ 3,356
Weichai Power Co. Ltd. Class H  21,000 37,568
Wens Foodstuff Group Co. Ltd. Class A  3,200 8,380
Western Mining Co. Ltd. Class A  700 2,171
Western Securities Co. Ltd. Class A  4,500 5,431
Western Superconducting Technologies Co.
Ltd. Class A  150 1,375
Wingtech Technology Co. Ltd. Class A * 900 5,891
Wintime Energy Group Co. Ltd. Class A  5,200 1,193
Wuhan Guide Infrared Co. Ltd. Class A * 3,454 6,004
Wuliangye Yibin Co. Ltd. Class A  2,300 39,327
WUS Printed Circuit Kunshan Co. Ltd. Class A  1,300 13,483
WuXi AppTec Co. Ltd. Class A  1,200 18,998
WuXi AppTec Co. Ltd. Class H ~ 3,440 52,632
Wuxi Biologics Cayman, Inc. * ~ 33,000 174,257
WuXi XDC Cayman, Inc. * 3,000 30,296
XCMG Construction Machinery Co. Ltd.
Class A  5,700 9,223
Xiamen C & D, Inc. Class A  2,900 4,180
Xiamen Tungsten Co. Ltd. Class A  400 1,668
Xiaomi Corp. Class B * ~ 163,400 1,135,621
Xinjiang Daqo New Energy Co. Ltd. Class A * 1,501 6,083
Xinyi Solar Holdings Ltd. 46,081 20,335
XPeng, Inc. Class A * 11,908 139,917
Yadea Group Holdings Ltd. ~ 10,847 19,310
Yankuang Energy Group Co. Ltd. Class A  11,560 21,636
Yankuang Energy Group Co. Ltd. Class H  18,200 23,792
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  500 3,918
Yealink Network Technology Corp. Ltd. Class A  380 1,981
Yifeng Pharmacy Chain Co. Ltd. Class A  306 1,061
Yihai Kerry Arawana Holdings Co. Ltd. Class A  800 3,552
Yonghui Superstores Co. Ltd. Class A * 8,100 5,343
Yonyou Network Technology Co. Ltd. Class A * 2,800 6,168
YTO Express Group Co. Ltd. Class A  2,300 5,935
Yum China Holdings, Inc. 3,523 154,166
Yunnan Aluminium Co. Ltd. Class A  1,900 5,520
Yunnan Baiyao Group Co. Ltd. Class A  900 7,185
Yunnan Yuntianhua Co. Ltd. Class A  1,500 5,655
Yutong Bus Co. Ltd. Class A  1,500 5,734
Zangge Mining Co. Ltd. Class A  800 6,569
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd. Class A  300 8,296
Zhaojin Mining Industry Co. Ltd. Class H  16,500 65,999
Zhejiang China Commodities City Group Co.
Ltd. Class A  2,600 6,798
Zhejiang Chint Electrics Co. Ltd. Class A  1,500 6,480
Zhejiang Dahua Technology Co. Ltd. Class A  2,200 6,244
Zhejiang Expressway Co. Ltd. Class H  16,840 15,559
Zhejiang Huayou Cobalt Co. Ltd. Class A  975 9,058
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  1,000 6,405
Zhejiang Juhua Co. Ltd. Class A  1,400 7,889
Zhejiang Leapmotor Technology Co. Ltd.
Class H * ~ 4,800 40,951
Zhejiang Longsheng Group Co. Ltd. Class A  800 1,122
Zhejiang NHU Co. Ltd. Class A  2,004 6,715
Zhejiang Sanhua Intelligent Controls Co. Ltd.
Class A  1,100 7,507
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A  500 1,271
Zhejiang Weiming Environment Protection Co.
Ltd. Class A  320 888
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  8,300 5,777

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Zheshang Securities Co. Ltd. Class A  3,800 $ 6,168
Zhongji Innolight Co. Ltd. Class A  600 34,246
Zhongjin Gold Corp. Ltd. Class A  2,600 7,984
Zhongtai Securities Co. Ltd. Class A  4,600 4,501
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  332 2,464
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  4,400 24,180
Zijin Mining Group Co. Ltd. Class A  10,700 44,272
Zijin Mining Group Co. Ltd. Class H  56,000 234,137
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  5,200 5,861
ZTE Corp. Class A  2,100 13,515
ZTE Corp. Class H  7,600 34,636
ZTO Express Cayman, Inc. 4,016 75,974
28,601,774
Colombia - 0.1%
spacing
Grupo Cibest SA 2,827 43,626
Interconexion Electrica SA ESP 4,192 24,978
68,604
Czech Republic - 0.1%
spacing
CEZ AS 1,235 76,697
Komercni Banka AS 673 33,776
Moneta Money Bank AS ~ 2,050 16,361
126,834
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 21,797 46,011
Eastern Co. SAE 14,414 12,832
Talaat Moustafa Group 5,057 6,011
64,854
Greece - 0.6%
spacing
Alpha Bank SA 20,917 88,961
Eurobank Ergasias Services & Holdings SA 24,409 94,423
Hellenic Telecommunications Organization SA 1,559 29,505
Jumbo SA 1,097 37,633
National Bank of Greece SA 8,277 120,525
OPAP SA 1,753 40,895
Piraeus Financial Holdings SA 10,672 90,650
Public Power Corp. SA 1,730 28,512
531,104
Hong Kong - 0.2%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
J&T Global Express Ltd. * 22,800 28,612
Orient Overseas International Ltd. 1,000 16,210
Sino Biopharmaceutical Ltd. 98,000 102,147
146,969
Hungary - 0.3%
spacing
MOL Hungarian Oil & Gas PLC 3,429 27,866
OTP Bank Nyrt 2,116 183,041
Richter Gedeon Nyrt 1,307 39,779
250,686
India - 14.7%
spacing
ABB India Ltd. 512 29,890
Adani Enterprises Ltd. 1,533 43,293
a Shares Value
Adani Ports & Special Economic Zone Ltd. 5,146 $ 81,356
Adani Power Ltd. * 27,539 44,885
Alkem Laboratories Ltd. 402 24,570
Ambuja Cements Ltd. 5,944 38,166
APL Apollo Tubes Ltd. 1,697 32,229
Apollo Hospitals Enterprise Ltd. 961 80,249
Ashok Leyland Ltd. 27,818 44,742
Asian Paints Ltd. 3,207 84,872
Astral Ltd. 1,164 17,906
AU Small Finance Bank Ltd. ~ 3,493 28,795
Aurobindo Pharma Ltd. 2,519 30,850
Avenue Supermarts Ltd. * ~ 1,552 78,215
Axis Bank Ltd. 21,872 278,637
Bajaj Auto Ltd. 642 62,762
Bajaj Finance Ltd. 26,642 299,762
Bajaj Finserv Ltd. 3,650 82,466
Bajaj Holdings & Investment Ltd. 255 35,177
Balkrishna Industries Ltd. 742 19,174
Bank of Baroda 9,834 28,635
Bharat Electronics Ltd. 34,825 158,518
Bharat Forge Ltd. 2,514 34,370
Bharat Heavy Electricals Ltd. 10,042 26,970
Bharat Petroleum Corp. Ltd. 14,140 54,160
Bharti Airtel Ltd. 24,447 517,042
Bosch Ltd. 71 30,518
Britannia Industries Ltd. 1,036 69,904
BSE Ltd. 1,900 43,586
Canara Bank 17,191 23,956
CG Power & Industrial Solutions Ltd. 6,767 56,482
Cholamandalam Investment & Finance Co. Ltd. 4,009 72,645
Cipla Ltd. 5,417 91,905
Coal India Ltd. 17,104 75,155
Colgate-Palmolive India Ltd. 1,311 32,804
Container Corp. of India Ltd. 2,975 17,626
Coromandel International Ltd. 1,126 28,526
Cummins India Ltd. 1,317 58,281
Dabur India Ltd. 5,146 28,469
Divi's Laboratories Ltd. 1,140 73,291
Dixon Technologies India Ltd. ~ 346 63,594
DLF Ltd. 7,088 56,956
Dr. Reddy's Laboratories Ltd. 5,588 77,526
Eicher Motors Ltd. 1,304 102,963
Eternal Ltd. * 23,005 84,454
FSN E-Commerce Ventures Ltd. * 10,931 28,605
GAIL India Ltd. 21,736 43,163
GMR Airports Ltd. * 25,160 24,702
Godrej Consumer Products Ltd. 3,931 51,653
Godrej Properties Ltd. * 1,437 31,889
Grasim Industries Ltd. 2,606 80,939
Havells India Ltd. 2,124 35,920
HCL Technologies Ltd. 9,061 141,455
HDFC Asset Management Co. Ltd. ~ 921 57,378
HDFC Bank Ltd. 108,204 1,159,589
HDFC Life Insurance Co. Ltd. ~ 9,232 78,618
Hero MotoCorp Ltd. 1,147 70,727
Hindalco Industries Ltd. 12,787 109,739
Hindustan Aeronautics Ltd. ~ 1,912 102,174
Hindustan Petroleum Corp. Ltd. 8,941 44,729
Hindustan Unilever Ltd. 7,865 222,772
Hitachi Energy India Ltd. 128 25,951
Hyundai Motor India Ltd. 1,551 45,124
ICICI Bank Ltd. 50,350 763,067
ICICI Lombard General Insurance Co. Ltd. ~ 2,317 49,276
ICICI Prudential Life Insurance Co. Ltd. ~ 3,450 23,128

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
IDFC First Bank Ltd. 34,317 $ 26,961
Indian Hotels Co. Ltd. 8,135 66,036
Indian Oil Corp. Ltd. 26,206 44,258
Indian Railway Catering & Tourism Corp. Ltd. 2,264 17,838
Indus Towers Ltd. * 12,583 48,584
IndusInd Bank Ltd. * 5,511 45,657
Info Edge India Ltd. 3,413 50,353
Infosys Ltd. 31,688 515,389
InterGlobe Aviation Ltd. ~ 1,817 114,229
ITC Ltd. 28,603 129,297
Jindal Stainless Ltd. 3,128 26,010
Jindal Steel Ltd. 3,379 40,538
Jio Financial Services Ltd. 27,309 90,039
JSW Energy Ltd. 4,157 24,840
JSW Steel Ltd. 5,794 74,608
Jubilant Foodworks Ltd. 3,478 24,188
Kalyan Jewellers India Ltd. 3,949 20,205
Kotak Mahindra Bank Ltd. 10,429 233,832
Larsen & Toubro Ltd. 6,424 264,820
Lodha Developers Ltd. ~ 2,856 36,534
LTIMindtree Ltd. ~ 705 41,006
Lupin Ltd. 2,190 47,343
Mahindra & Mahindra Ltd. 8,892 343,183
Mankind Pharma Ltd. 1,188 32,614
Marico Ltd. 4,992 39,231
Maruti Suzuki India Ltd. 1,199 216,558
Max Healthcare Institute Ltd. 7,425 93,217
Mphasis Ltd. 1,000 29,980
MRF Ltd. 22 36,140
Muthoot Finance Ltd. 1,145 39,595
Nestle India Ltd. 6,466 83,945
NHPC Ltd. 28,547 27,766
NMDC Ltd. 28,580 24,586
NTPC Ltd. 41,524 159,231
Oberoi Realty Ltd. 1,211 21,579
Oil & Natural Gas Corp. Ltd. 28,770 77,545
Oil India Ltd. 4,393 20,459
Oracle Financial Services Software Ltd. 211 19,977
Page Industries Ltd. 59 27,023
PB Fintech Ltd. * 3,283 62,968
Persistent Systems Ltd. 1,044 56,812
Petronet LNG Ltd. 6,673 20,961
Phoenix Mills Ltd. 1,876 32,842
PI Industries Ltd. 726 28,711
Pidilite Industries Ltd. 2,915 48,183
Polycab India Ltd. 505 41,437
Power Finance Corp. Ltd. 14,125 65,228
Power Grid Corp. of India Ltd. 44,316 139,814
Prestige Estates Projects Ltd. 1,647 28,012
Punjab National Bank 21,799 27,700
Rail Vikas Nigam Ltd. ~ 4,959 18,981
REC Ltd. 12,529 52,559
Reliance Industries Ltd. 57,959 890,239
Samvardhana Motherson International Ltd. 45,308 53,958
SBI Cards & Payment Services Ltd. 2,714 26,806
SBI Life Insurance Co. Ltd. ~ 4,295 86,665
Shree Cement Ltd. 87 28,685
Shriram Finance Ltd. 13,457 93,309
Siemens Ltd. 850 29,972
Solar Industries India Ltd. 258 38,754
SRF Ltd. 1,269 40,345
State Bank of India 17,007 166,953
Sun Pharmaceutical Industries Ltd. 9,178 165,221
Sundaram Finance Ltd. 638 31,622
a Shares Value
Supreme Industries Ltd. 608 $ 28,918
Suzlon Energy Ltd. * 91,711 56,801
Swiggy Ltd. * 8,347 39,732
Tata Communications Ltd. 1,088 19,777
Tata Consultancy Services Ltd. 8,630 280,901
Tata Consumer Products Ltd. 5,677 72,230
Tata Elxsi Ltd. 335 19,727
Tata Motors Ltd. 19,324 148,073
Tata Power Co. Ltd. 15,208 66,546
Tata Steel Ltd. 71,220 135,446
Tech Mahindra Ltd. 5,141 81,198
Titan Co. Ltd. 3,386 128,375
Torrent Pharmaceuticals Ltd. 1,139 46,332
Torrent Power Ltd. 1,684 23,123
Trent Ltd. 1,731 91,126
Tube Investments of India Ltd. 1,017 35,494
TVS Motor Co. Ltd. 2,262 87,602
UltraTech Cement Ltd. 1,127 155,181
Union Bank of India Ltd. 14,534 22,661
United Spirits Ltd. 2,782 41,488
UPL Ltd. 4,304 31,775
Varun Beverages Ltd. 12,970 64,792
Vedanta Ltd. 12,977 68,114
Vishal Mega Mart Ltd. * 20,015 33,597
Vodafone Idea Ltd. * 258,475 23,642
Voltas Ltd. 2,209 33,691
WAAREE Energies Ltd. * 822 30,784
Wipro Ltd. 25,010 67,476
Yes Bank Ltd. * 134,236 32,100
Zydus Lifesciences Ltd. 2,423 26,861
14,082,424
Indonesia - 1.1%
spacing
Amman Mineral Internasional PT * 138,200 59,903
Astra International Tbk. PT 192,100 66,621
Bank Central Asia Tbk. PT 529,400 242,444
Bank Mandiri Persero Tbk. PT 356,500 94,219
Bank Negara Indonesia Persero Tbk. PT 142,500 35,155
Bank Rakyat Indonesia Persero Tbk. PT 650,497 152,465
Barito Pacific Tbk. PT * 223,088 50,282
Chandra Asri Pacific Tbk. PT 82,600 38,335
Charoen Pokphand Indonesia Tbk. PT 70,300 19,676
Dian Swastatika Sentosa Tbk. PT * 9,500 60,540
GoTo Gojek Tokopedia Tbk. PT * 8,510,600 27,660
Indofood CBP Sukses Makmur Tbk. PT 23,700 13,489
Indofood Sukses Makmur Tbk. PT 41,600 18,050
Kalbe Farma Tbk. PT 151,500 10,301
Petrindo Jaya Kreasi Tbk. PT 211,800 20,654
Sumber Alfaria Trijaya Tbk. PT 179,000 20,753
Telkom Indonesia Persero Tbk. PT 472,300 86,963
United Tractors Tbk. PT 13,600 21,870
1,039,380
Kuwait - 0.7%
spacing
Boubyan Bank KSCP 14,495 33,545
Gulf Bank KSCP 18,867 21,620
Kuwait Finance House KSCP 105,563 274,681
Mabanee Co. KPSC 6,248 20,145
Mobile Telecommunications Co. KSCP 18,289 30,842
National Bank of Kuwait SAKP 79,080 274,480
Warba Bank KSCP * 21,287 19,781
675,094

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,286 $ 37,604
Malaysia - 1.1%
spacing
AMMB Holdings Bhd. 23,400 31,422
Axiata Group Bhd. 26,800 17,078
CelcomDigi Bhd. 33,200 29,189
CIMB Group Holdings Bhd. 76,820 134,231
Gamuda Bhd. 43,820 57,716
Hong Leong Bank Bhd. 6,100 29,750
IHH Healthcare Bhd. 20,900 37,494
IOI Corp. Bhd. 23,800 22,338
Kuala Lumpur Kepong Bhd. 4,738 23,192
Malayan Banking Bhd. 57,388 135,117
Maxis Bhd. 22,000 18,936
MISC Bhd. 12,300 21,335
Mr. DIY Group M Bhd. ~ 35,350 13,793
Nestle Malaysia Bhd. 700 16,011
Petronas Chemicals Group Bhd. 22,900 23,065
Petronas Dagangan Bhd. 2,900 15,812
Petronas Gas Bhd. 7,400 32,529
Press Metal Aluminium Holdings Bhd. 34,900 49,031
Public Bank Bhd. 138,700 142,889
QL Resources Bhd. 15,650 16,139
RHB Bank Bhd. 16,378 25,676
SD Guthrie Bhd. 19,502 24,188
Sunway Bhd. 23,500 31,575
Telekom Malaysia Bhd. 10,881 18,318
Tenaga Nasional Bhd. 25,000 78,589
YTL Corp. Bhd. 29,500 19,530
YTL Power International Bhd. 28,200 28,269
1,093,212
Mexico - 2.0%
spacing
Alfa SAB de CV Class A  34,562 27,705
America Movil SAB de CV 172,700 180,777
Arca Continental SAB de CV 4,900 51,377
Cemex SAB de CV 144,500 129,402
Coca-Cola Femsa SAB de CV 5,010 41,569
Fibra Uno Administracion SA de CV REIT 26,800 39,497
Fomento Economico Mexicano SAB de CV 16,500 162,707
Gruma SAB de CV Class B  1,525 28,311
Grupo Aeroportuario del Centro Norte SAB
de CV 2,700 34,939
Grupo Aeroportuario del Pacifico SAB de CV
Class B  3,675 86,871
Grupo Aeroportuario del Sureste SAB de CV
Class B  1,710 55,222
Grupo Bimbo SAB de CV 12,400 44,038
Grupo Carso SAB de CV Class Series A1  5,400 38,559
Grupo Comercial Chedraui SA de CV 3,200 25,358
Grupo Financiero Banorte SAB de CV Class O  24,100 242,770
Grupo Financiero Inbursa SAB de CV Class O  17,400 47,848
Grupo Mexico SAB de CV 29,600 258,155
Industrias Penoles SAB de CV * 1,900 84,918
Kimberly-Clark de Mexico SAB de CV Class A  14,400 30,461
Prologis Property Mexico SA de CV REIT 9,819 40,201
Promotora y Operadora de Infraestructura
SAB de CV 1,795 24,488
Qualitas Controladora SAB de CV 1,900 17,373
Southern Copper Corp. 845 102,549
a Shares Value
Wal-Mart de Mexico SAB de CV 50,000 $ 154,449
1,949,544
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 1,527 37,152
Credicorp Ltd. 640 170,419
207,571
Philippines - 0.4%
spacing
Ayala Corp. 2,370 19,660
Ayala Land, Inc. 62,500 26,172
Bank of the Philippine Islands 20,181 39,877
BDO Unibank, Inc. 22,841 52,158
International Container Terminal Services, Inc. 9,610 77,936
Jollibee Foods Corp. 4,790 17,613
Manila Electric Co. 2,660 24,223
Metropolitan Bank & Trust Co. 17,040 19,917
PLDT, Inc. 740 13,981
SM Investments Corp. 2,090 26,394
SM Prime Holdings, Inc. 96,000 37,031
354,962
Poland - 1.0%
spacing
Allegro.eu SA * ~ 6,531 64,080
Bank Millennium SA * 5,759 22,950
Bank Polska Kasa Opieki SA 1,751 84,387
Budimex SA 122 17,103
CCC SA * 513 25,690
CD Projekt SA 621 46,299
Dino Polska SA * ~ 4,652 56,073
KGHM Polska Miedz SA * 1,320 58,212
LPP SA 11 53,562
mBank SA * 142 35,234
ORLEN SA 5,459 130,071
PGE Polska Grupa Energetyczna SA * 8,544 25,261
Powszechna Kasa Oszczednosci Bank Polski
SA 8,342 162,091
Powszechny Zaklad Ubezpieczen SA 5,712 85,538
Santander Bank Polska SA 391 50,841
Zabka Group SA * 2,783 17,992
935,384
Qatar - 0.7%
spacing
Al Rayan Bank 57,873 37,802
Barwa Real Estate Co. 20,496 15,032
Commercial Bank PSQC 30,898 38,922
Dukhan Bank 17,610 17,134
Industries Qatar QSC 14,475 49,694
Mesaieed Petrochemical Holding Co. 54,051 19,278
Ooredoo QPSC 7,650 28,722
Qatar Electricity & Water Co. QSC 4,135 18,046
Qatar Fuel QSC 5,050 20,916
Qatar Gas Transport Co. Ltd. 25,507 32,225
Qatar International Islamic Bank QSC 9,451 28,137
Qatar Islamic Bank QPSC 16,954 111,305
Qatar National Bank QPSC 44,117 225,129
642,342
Romania - 0.0%
spacing
NEPI Rockcastle NV 5,672 45,419
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Gazprom PJSC * ± Ω 58,020 $ –
Gazprom PJSC ADR (LI) * ± Ω 194,171 –
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ~ Ω 312 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 2,410 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ) * ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
–
Saudi Arabia - 3.2%
spacing
ACWA Power Co. * 1,464 83,580
Ades Holding Co. 3,318 14,416
Al Rajhi Bank 18,685 533,928
Al Rajhi Co. for Co-operative Insurance * 432 13,983
Alinma Bank 11,646 83,117
Almarai Co. JSC 4,673 62,686
Arab National Bank 8,548 56,349
Arabian Internet & Communications Services
Co. 233 15,998
Bank Al-Jazira * 5,921 20,246
Bank AlBilad 7,006 53,847
Banque Saudi Fransi 11,636 55,384
Bupa Arabia for Cooperative Insurance Co. 782 34,385
Co. for Cooperative Insurance 693 25,131
Dallah Healthcare Co. 371 14,915
Dar Al Arkan Real Estate Development Co. * 5,040 26,798
Dr. Sulaiman Al Habib Medical Services Group
Co. 835 60,117
Elm Co. 228 54,444
Etihad Etisalat Co. 3,587 64,610
Jabal Omar Development Co. * 5,525 28,613
Jarir Marketing Co. 5,502 20,466
Makkah Construction & Development Co. 932 22,168
Mouwasat Medical Services Co. 941 18,497
Nahdi Medical Co. 426 13,518
Riyad Bank 13,991 101,446
SABIC Agri-Nutrients Co. 2,221 70,638
Sahara International Petrochemical Co. 3,607 19,632
a Shares Value
SAL Saudi Logistics Services 355 $ 17,150
Saudi Arabian Mining Co. * 12,945 220,945
Saudi Arabian Oil Co. ~ 57,297 376,214
Saudi Aramco Base Oil Co. 390 9,290
Saudi Awwal Bank 9,563 81,827
Saudi Basic Industries Corp. 8,581 140,835
Saudi Electricity Co. 7,796 31,577
Saudi Investment Bank 5,778 21,969
Saudi National Bank 28,027 292,811
Saudi Research & Media Group * 357 17,373
Saudi Tadawul Group Holding Co. 460 25,268
Saudi Telecom Co. 19,041 223,906
Yanbu National Petrochemical Co. 2,619 24,408
3,052,485
South Africa - 2.9%
spacing
Absa Group Ltd. 8,045 84,427
Bid Corp. Ltd. 3,196 79,993
Bidvest Group Ltd. 3,061 37,544
Capitec Bank Holdings Ltd. 828 167,078
Clicks Group Ltd. 2,234 45,591
Discovery Ltd. 5,155 58,803
E Media Holdings Ltd. 1,543 161
FirstRand Ltd. 48,068 216,123
Gold Fields Ltd. 8,525 356,987
Harmony Gold Mining Co. Ltd. 5,439 98,272
Impala Platinum Holdings Ltd. 8,607 109,763
MTN Group Ltd. 16,593 139,630
Naspers Ltd. Class N  1,488 540,697
Nedbank Group Ltd. 4,389 54,259
Old Mutual Ltd. 40,052 30,948
OUTsurance Group Ltd. 7,995 33,193
Pepkor Holdings Ltd. ~ 33,219 46,786
Remgro Ltd. 4,754 46,172
Sanlam Ltd. 17,010 82,332
Sasol Ltd. * 5,520 34,350
Shoprite Holdings Ltd. 4,762 75,555
Sibanye Stillwater Ltd. * 26,947 76,221
Standard Bank Group Ltd. 12,535 171,492
Valterra Platinum Ltd. 2,526 180,267
Vodacom Group Ltd. 5,885 45,420
2,812,064
South Korea - 10.2%
spacing
Alteogen, Inc. * 383 126,049
Amorepacific Corp. 280 24,443
Celltrion, Inc. 1,545 191,158
Coway Co. Ltd. 516 36,216
DB Insurance Co. Ltd. 436 43,089
Doosan Bobcat, Inc. 500 19,781
Doosan Co. Ltd. 71 27,380
Doosan Enerbility Co. Ltd. * 4,276 191,082
Ecopro BM Co. Ltd. * 468 37,767
Ecopro Co. Ltd. 976 33,076
Hana Financial Group, Inc. 2,713 168,681
Hanjin Kal Corp. 226 16,190
Hankook Tire & Technology Co. Ltd. 709 19,379
Hanmi Semiconductor Co. Ltd. 410 28,273
Hanwha Aerospace Co. Ltd. 314 248,322
Hanwha Ocean Co. Ltd. * 1,168 91,822
Hanwha Systems Co. Ltd. 719 30,563
HD Hyundai Co. Ltd. 410 45,494
HD Hyundai Electric Co. Ltd. 223 92,754
HD Hyundai Heavy Industries Co. Ltd. 211 77,501

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 404 $ 118,380
HLB, Inc. * 1,136 30,626
HMM Co. Ltd. 2,235 32,028
HYBE Co. Ltd. 218 41,406
Hyosung Heavy Industries Corp. 53 50,853
Hyundai Glovis Co. Ltd. 357 42,116
Hyundai Mobis Co. Ltd. 569 121,058
Hyundai Motor Co. 1,270 194,695
Hyundai Rotem Co. Ltd. 728 113,802
Industrial Bank of Korea 2,645 36,699
Kakao Corp. 2,950 125,608
KakaoBank Corp. 1,595 27,017
KB Financial Group, Inc. 3,455 285,161
Kia Corp. 2,274 163,221
Korea Aerospace Industries Ltd. 697 53,818
Korea Electric Power Corp. 2,448 63,160
Korea Investment Holdings Co. Ltd. 398 41,162
Korea Zinc Co. Ltd. 38 24,944
Korean Air Lines Co. Ltd. 1,790 29,022
Krafton, Inc. * 273 57,003
KT&G Corp. 929 88,495
LG Chem Ltd. 471 93,502
LG Corp. 821 42,171
LG Display Co. Ltd. * 2,855 29,312
LG Electronics, Inc. 1,021 55,074
LG Energy Solution Ltd. * 447 110,917
LG H&H Co. Ltd. 91 18,573
LG Uplus Corp. 2,031 22,215
LIG Nex1 Co. Ltd. 126 46,272
LS Electric Co. Ltd. 144 29,290
Meritz Financial Group, Inc. 772 62,622
Mirae Asset Securities Co. Ltd. 2,172 33,170
NAVER Corp. 1,359 260,774
NH Investment & Securities Co. Ltd. 1,359 18,819
Orion Corp. 226 16,687
POSCO Future M Co. Ltd. * 332 34,005
POSCO Holdings, Inc. 694 136,406
Posco International Corp. 504 17,421
S-Oil Corp. * 412 18,303
Samsung Biologics Co. Ltd. * ~ 170 121,150
Samsung C&T Corp. 809 106,535
Samsung Electro-Mechanics Co. Ltd. 532 73,445
Samsung Electronics Co. Ltd. 45,218 2,710,833
Samsung Fire & Marine Insurance Co. Ltd. 285 91,736
Samsung Heavy Industries Co. Ltd. * 6,705 104,716
Samsung Life Insurance Co. Ltd. 761 85,040
Samsung SDI Co. Ltd. 615 90,016
Samsung SDS Co. Ltd. 405 47,417
Samyang Foods Co. Ltd. 39 42,506
Shinhan Financial Group Co. Ltd. 4,165 209,991
SK Biopharmaceuticals Co. Ltd. * 299 21,696
SK Hynix, Inc. 5,204 1,290,061
SK Innovation Co. Ltd. 640 45,878
SK Square Co. Ltd. * 884 127,331
SK Telecom Co. Ltd. 505 19,576
SK, Inc. 345 51,668
Woori Financial Group, Inc. 6,364 117,856
Yuhan Corp. 536 45,688
9,737,966
Taiwan - 18.9%
spacing
Accton Technology Corp. 5,000 172,906
Acer, Inc. 28,000 28,521
a Shares Value
Advantech Co. Ltd. 4,898 $ 51,552
Alchip Technologies Ltd. 1,000 114,875
ASE Technology Holding Co. Ltd. 31,000 169,272
Asia Cement Corp. 22,000 27,587
Asia Vital Components Co. Ltd. 3,000 97,580
Asustek Computer, Inc. 7,000 154,646
AUO Corp. 57,400 25,817
Caliway Biopharmaceuticals Co. Ltd. * 10,000 60,408
Catcher Technology Co. Ltd. 5,000 30,001
Cathay Financial Holding Co. Ltd. 90,202 194,850
Chailease Holding Co. Ltd. 14,663 53,738
Chang Hwa Commercial Bank Ltd. 59,691 38,541
Cheng Shin Rubber Industry Co. Ltd. 17,000 21,036
China Airlines Ltd. 28,000 19,222
China Steel Corp. 111,000 70,829
Chunghwa Telecom Co. Ltd. 36,000 157,588
Compal Electronics, Inc. 40,000 42,733
CTBC Financial Holding Co. Ltd. 158,000 222,830
Delta Electronics, Inc. 19,000 535,232
E Ink Holdings, Inc. 8,000 63,559
E.Sun Financial Holding Co. Ltd. 137,467 150,646
Eclat Textile Co. Ltd. 2,000 28,910
Elite Material Co. Ltd. 3,000 121,414
eMemory Technology, Inc. 1,000 66,534
Eva Airways Corp. 26,000 32,608
Evergreen Marine Corp. Taiwan Ltd. 10,000 58,897
Far Eastern New Century Corp. 27,000 24,657
Far EasTone Telecommunications Co. Ltd. 17,000 49,374
Feng TAY Enterprise Co. Ltd. 4,080 16,532
First Financial Holding Co. Ltd. 108,221 106,175
Formosa Chemicals & Fibre Corp. 33,000 32,314
Formosa Plastics Corp. 36,000 45,636
Fortune Electric Co. Ltd. 1,320 25,311
Fubon Financial Holding Co. Ltd. 61,573 178,780
Gigabyte Technology Co. Ltd. 5,000 49,332
Global Unichip Corp. 1,000 44,297
Globalwafers Co. Ltd. 2,000 30,792
Hon Hai Precision Industry Co. Ltd. 119,000 849,677
Hotai Motor Co. Ltd. 3,120 60,909
Hua Nan Financial Holdings Co. Ltd. 85,184 82,822
Innolux Corp. 71,063 33,703
International Games System Co. Ltd. 2,000 51,786
Inventec Corp. 25,000 37,720
Jentech Precision Industrial Co. Ltd. 1,000 79,773
KGI Financial Holding Co. Ltd. 151,376 74,541
Largan Precision Co. Ltd. 1,000 77,385
Lite-On Technology Corp. 20,000 113,698
Lotes Co. Ltd. 1,000 51,116
MediaTek, Inc. 14,000 607,176
Mega Financial Holding Co. Ltd. 112,194 156,438
Micro-Star International Co. Ltd. 7,000 26,755
Nan Ya Plastics Corp. 49,000 63,608
Nien Made Enterprise Co. Ltd. 2,000 27,959
Novatek Microelectronics Corp. 5,000 70,195
Pegatron Corp. 19,000 44,254
PharmaEssentia Corp. 3,219 54,554
President Chain Store Corp. 5,000 40,719
Quanta Computer, Inc. 26,000 249,058
Realtek Semiconductor Corp. 5,000 90,518
Shanghai Commercial & Savings Bank Ltd. 37,178 51,319
SinoPac Financial Holdings Co. Ltd. 115,866 95,217
Synnex Technology International Corp. 12,000 24,934
Taiwan Business Bank 67,312 34,844
Taiwan Cooperative Financial Holding Co. Ltd. 103,632 83,826

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Taiwan High Speed Rail Corp. 18,000 $ 16,616
Taiwan Mobile Co. Ltd. 16,000 57,278
Taiwan Semiconductor Manufacturing Co. Ltd. 235,000 10,207,886
TCC Group Holdings Co. Ltd. 64,493 50,878
TS Financial Holding Co. Ltd. 200,919 118,843
Uni-President Enterprises Corp. 46,000 118,601
Unimicron Technology Corp. 12,000 60,138
United Microelectronics Corp. 107,000 160,964
Vanguard International Semiconductor Corp. 10,098 33,989
Voltronic Power Technology Corp. 1,000 30,537
Wan Hai Lines Ltd. 7,500 18,330
Wistron Corp. 28,000 130,101
Wiwynn Corp. 1,000 109,571
WPG Holdings Ltd. 15,000 32,628
Yageo Corp. 15,844 88,850
Yang Ming Marine Transport Corp. 16,000 27,907
Yuanta Financial Holding Co. Ltd. 99,856 114,393
Zhen Ding Technology Holding Ltd. 6,000 32,812
18,060,358
Thailand - 1.0%
spacing
Advanced Info Service PCL 9,900 88,934
Airports of Thailand PCL 40,900 51,155
Bangkok Dusit Medical Services PCL 106,600 67,345
Bumrungrad Hospital PCL 5,000 27,039
Central Pattana PCL 19,300 33,379
Charoen Pokphand Foods PCL 36,300 24,976
CP ALL PCL 51,500 75,064
CP Axtra PCL 20,577 14,288
Delta Electronics Thailand PCL NVDR 29,700 145,788
Gulf Development PCL * 42,889 57,694
Kasikornbank PCL NVDR 5,600 28,965
Krung Thai Bank PCL 33,200 25,401
Minor International PCL 32,490 23,107
PTT Exploration & Production PCL 13,000 46,291
PTT PCL 93,700 96,143
SCB X PCL 1,050 4,131
SCB X PCL NVDR 6,900 27,375
Siam Cement PCL 7,500 53,230
TMBThanachart Bank PCL 242,900 14,230
True Corp. PCL * 99,774 32,035
936,570
Turkey - 0.4%
spacing
Akbank TAS 29,813 45,053
Aselsan Elektronik Sanayi Ve Ticaret AS 13,015 67,440
BIM Birlesik Magazalar AS 4,288 55,795
Eregli Demir ve Celik Fabrikalari TAS 33,066 23,404
Ford Otomotiv Sanayi AS 6,738 16,067
Haci Omer Sabanci Holding AS 11,131 23,280
KOC Holding AS 7,282 30,337
Turk Hava Yollari AO 5,332 40,433
Turkcell Iletisim Hizmetleri AS 11,499 27,100
Turkiye Is Bankasi AS Class C  83,439 28,462
Turkiye Petrol Rafinerileri AS 9,001 40,426
Yapi ve Kredi Bankasi AS * 32,245 26,379
424,176
United Arab Emirates - 1.4%
spacing
Abu Dhabi Commercial Bank PJSC 28,011 111,311
Abu Dhabi Islamic Bank PJSC 13,881 82,401
Abu Dhabi National Oil Co. for Distribution
PJSC 30,309 31,356
a Shares Value
ADNOC Drilling Co. PJSC 29,594 $ 45,361
Adnoc Gas PLC 56,806 54,755
Aldar Properties PJSC 36,875 95,251
Americana Restaurants International PLC -
Foreign Co. 28,989 15,548
Dubai Electricity & Water Authority PJSC 57,450 42,417
Dubai Islamic Bank PJSC 27,822 72,564
Emaar Development PJSC 9,551 34,999
Emaar Properties PJSC 63,265 224,775
Emirates NBD Bank PJSC 18,125 119,910
Emirates Telecommunications Group Co.
PJSC 33,317 170,891
First Abu Dhabi Bank PJSC 42,291 180,077
Multiply Group PJSC * 32,258 25,469
Salik Co. PJSC 18,236 29,838
1,336,923
United Kingdom - 0.4%
spacing
Anglogold Ashanti PLC 4,796 334,876
Metlen Energy & Metals PLC * 952 53,196
388,072
United States - 0.1%
spacing
JBS NV Class A * 3,390 50,613
Legend Biotech Corp. ADR * 702 22,892
73,505
Total Common Stocks
    (Cost $90,359,331) 90,933,207
Principal
Amount
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bills - 0.0%
4.058% due 11/13/25 ‡ $ 27,000 26,871
Total Short-Term Investments
(Cost $26,867) 26,871
TOTAL INVESTMENTS - 96.8%
(Cost $91,835,818) 92,541,497
DERIVATIVES - 0.0% 26,381
OTHER ASSETS & LIABILITIES, NET - 3.2% 3,019,248
NET ASSETS - 100.0% $ 95,587,126

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 12/25 50 $ 3,372,869 $ 3,399,250 $ 26,381

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.2%
Germany - 0.2%
spacing
Bayerische Motoren Werke AG 2,362 220,014
Dr. Ing hc F Porsche AG ~ 4,823 233,834
Henkel AG & Co. KGaA 6,878 554,960
Volkswagen AG 8,695 942,448
1,951,256
Total Preferred Stocks
    (Cost $2,560,043) 1,951,256
COMMON STOCKS - 97.4%
Australia - 5.8%
spacing
ANZ Group Holdings Ltd. 125,941 2,765,479
Aristocrat Leisure Ltd. 23,713 1,097,756
BHP Group Ltd. 214,268 5,985,619
Commonwealth Bank of Australia 70,640 7,801,024
Fortescue Ltd. 71,478 885,216
Glencore PLC * 427,914 1,970,811
Goodman Group REIT 85,756 1,858,419
Macquarie Group Ltd. 15,284 2,218,472
National Australia Bank Ltd. 129,298 3,771,849
Rio Tinto Ltd. 15,667 1,263,748
Rio Tinto PLC 47,640 3,139,590
Telstra Group Ltd. 168,171 536,149
Transurban Group >> 131,233 1,197,351
Wesfarmers Ltd. 47,908 2,914,402
Westpac Banking Corp. 144,447 3,721,653
WiseTech Global Ltd. 8,474 506,604
Woodside Energy Group Ltd. 80,147 1,210,297
Woolworths Group Ltd. 51,573 910,163
43,754,602
Austria - 0.0%
spacing
Verbund AG 2,855 207,938
Belgium - 0.7%
spacing
Anheuser-Busch InBev SA 41,736 2,494,840
KBC Group NV 9,696 1,161,959
UCB SA 5,337 1,489,743
5,146,542
Brazil - 0.3%
spacing
Wheaton Precious Metals Corp. † 19,160 2,144,125
Canada - 11.5%
spacing
Agnico Eagle Mines Ltd. 21,247 3,578,571
Alimentation Couche-Tard, Inc. † 32,029 1,708,812
Bank of Montreal † 30,330 3,952,249
Bank of Nova Scotia 52,589 3,400,506
Barrick Mining Corp. 72,019 2,365,444
BCE, Inc. † 3,244 75,803
a Shares Value
Brookfield Asset Management Ltd. Class A † 17,279 $ 983,327
Brookfield Corp. 57,710 3,959,710
Canadian Imperial Bank of Commerce † 39,407 3,148,992
Canadian National Railway Co. † 22,516 2,123,302
Canadian Natural Resources Ltd. †(TSE) 88,356 2,825,208
Canadian Pacific Kansas City Ltd. 38,897 2,896,942
Cenovus Energy, Inc. † 57,267 972,350
CGI, Inc. † 8,415 749,532
Constellation Software, Inc. 850 2,307,453
Dollarama, Inc. 11,706 1,543,809
Enbridge, Inc. † 92,042 4,643,435
Fairfax Financial Holdings Ltd. 835 1,460,845
Fortis, Inc. † 21,199 1,075,259
Franco-Nevada Corp. 8,135 1,810,720
George Weston Ltd. 7,310 445,891
Great-West Lifeco, Inc. † 11,723 475,760
Hydro One Ltd. ~ 13,900 495,894
Imperial Oil Ltd. † 7,525 682,316
Intact Financial Corp. † 7,525 1,464,069
Loblaw Cos. Ltd. 25,217 975,376
Manulife Financial Corp. † 72,080 2,245,735
National Bank of Canada † 16,543 1,757,241
Nutrien Ltd. † 20,573 1,208,185
Pembina Pipeline Corp. † 24,529 991,770
Restaurant Brands International, Inc. † 13,142 843,082
Royal Bank of Canada † 59,508 8,770,770
Shopify, Inc. Class A * 51,506 7,652,066
Sun Life Financial, Inc. † 23,781 1,428,022
Suncor Energy, Inc. † 51,820 2,168,569
TC Energy Corp. † 43,873 2,385,478
TELUS Corp. * 2,600 40,951
TELUS Corp. 18,863 297,102
Thomson Reuters Corp. † 6,653 1,033,063
Toronto-Dominion Bank † 72,633 5,807,717
86,751,326
China - 0.6%
spacing
BOC Hong Kong Holdings Ltd. 156,506 733,195
Prosus NV 55,241 3,906,369
4,639,564
Denmark - 1.5%
spacing
AP Moller - Maersk AS Class A  127 249,121
AP Moller - Maersk AS Class B  163 320,421
Coloplast AS Class B  5,316 458,187
DSV AS 8,626 1,723,221
Novo Nordisk AS Class B  135,955 7,570,195
Novonesis Novozymes B Class B  14,886 916,144
11,237,289
Finland - 0.7%
spacing
Kone OYJ Class B  14,366 979,892
Nokia OYJ (OMXH) 218,807 1,052,198
Nordea Bank Abp 131,798 2,169,894
Sampo OYJ Class A  102,318 1,176,345
5,378,329
France - 9.2%
spacing
Air Liquide SA 24,421 5,088,279
Airbus SE 25,086 5,858,231
AXA SA 74,797 3,586,893
BNP Paribas SA 42,954 3,928,694
Capgemini SE 6,870 1,002,178

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Cie de Saint-Gobain SA 18,955 $ 2,053,805
Cie Generale des Etablissements Michelin
SCA 28,294 1,018,973
Credit Agricole SA 44,696 880,783
Danone SA 27,348 2,382,920
Dassault Systemes SE 28,394 955,203
Engie SA 77,126 1,657,941
EssilorLuxottica SA 12,708 4,139,679
Hermes International SCA 1,337 3,287,736
Kering SA 3,143 1,053,211
Legrand SA 11,070 1,839,404
L'Oreal SA 10,151 4,410,479
LVMH Moet Hennessy Louis Vuitton SE 10,556 6,495,966
Orange SA 78,625 1,275,375
Pernod Ricard SA 8,523 839,095
Safran SA 15,202 5,394,719
Sartorius Stedim Biotech 1,236 251,888
Societe Generale SA 30,401 2,023,986
Thales SA 3,913 1,236,956
TotalEnergies SE 86,661 5,278,401
Veolia Environnement SA 26,597 907,011
Vinci SA 20,878 2,901,457
69,749,263
Germany - 9.2%
spacing
adidas AG 7,220 1,529,784
Allianz SE 16,301 6,858,269
BASF SE 37,671 1,882,203
Bayer AG 41,466 1,380,452
Bayerische Motoren Werke AG 11,840 1,193,322
Beiersdorf AG 4,094 428,380
Daimler Truck Holding AG 20,045 828,892
Deutsche Bank AG 78,127 2,766,928
Deutsche Boerse AG 7,950 2,128,939
Deutsche Post AG 40,521 1,810,776
Deutsche Telekom AG 147,350 5,020,135
E.ON SE 94,835 1,786,262
Hannover Rueck SE 2,546 768,278
Heidelberg Materials AG 5,652 1,277,611
Henkel AG & Co. KGaA 4,299 319,100
Infineon Technologies AG 55,115 2,162,171
Mercedes-Benz Group AG 30,474 1,920,776
Merck KGaA 5,459 708,277
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 5,515 3,521,185
Rheinmetall AG 1,938 4,533,315
RWE AG 26,714 1,188,204
SAP SE 44,081 11,803,453
Siemens AG 32,082 8,661,434
Siemens Energy AG * 28,680 3,372,169
Siemens Healthineers AG ~ 14,297 774,414
Vonovia SE 31,750 992,245
69,616,974
Hong Kong - 1.4%
spacing
AIA Group Ltd. 448,665 4,299,989
CLP Holdings Ltd. 68,996 570,894
Hang Seng Bank Ltd. 31,724 482,741
Hong Kong Exchanges & Clearing Ltd. 50,815 2,884,796
Prudential PLC 108,972 1,525,576
Sun Hung Kai Properties Ltd. 60,996 729,606
10,493,602
a Shares Value
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 3,661 $ 757,498
Italy - 2.6%
spacing
Banca Monte dei Paschi di Siena SpA 83,331 741,490
Enel SpA 343,469 3,254,898
Eni SpA 86,367 1,511,085
Ferrari NV 5,321 2,579,200
Generali 35,956 1,413,072
Intesa Sanpaolo SpA 601,137 3,979,033
Ryanair Holdings PLC 35,821 1,046,777
Snam SpA 85,025 510,509
UniCredit SpA 59,172 4,502,698
19,538,762
Japan - 17.7%
spacing
Advantest Corp. 32,300 3,195,849
Aeon Co. Ltd. 94,100 1,142,209
Ajinomoto Co., Inc. 38,300 1,098,031
Bridgestone Corp. 24,100 1,113,857
Canon, Inc. 36,600 1,068,101
Central Japan Railway Co. 32,600 934,630
Chugai Pharmaceutical Co. Ltd. 28,400 1,259,099
Dai-ichi Life Holdings, Inc. 148,400 1,167,339
Daiichi Sankyo Co. Ltd. 72,000 1,620,014
Daikin Industries Ltd. 11,100 1,279,409
Denso Corp. 73,700 1,060,667
Disco Corp. 3,900 1,222,807
East Japan Railway Co. 40,700 995,474
FANUC Corp. 39,400 1,132,236
Fast Retailing Co. Ltd. 8,100 2,460,064
FUJIFILM Holdings Corp. 47,300 1,176,270
Fujitsu Ltd. 74,300 1,742,953
Hitachi Ltd. 193,400 5,123,759
Honda Motor Co. Ltd. † 167,100 1,724,359
Hoya Corp. 14,500 2,004,919
ITOCHU Corp. 50,200 2,856,298
Japan Post Bank Co. Ltd. 75,433 923,670
Japan Post Holdings Co. Ltd. 75,200 746,382
Japan Tobacco, Inc. 50,700 1,662,810
KDDI Corp. 132,600 2,114,775
Keyence Corp. 8,200 3,054,997
Komatsu Ltd. 40,100 1,396,972
LY Corp. 116,300 373,324
Marubeni Corp. 59,600 1,487,151
Mitsubishi Corp. 135,900 3,239,773
Mitsubishi Electric Corp. 80,300 2,062,404
Mitsubishi Heavy Industries Ltd. 135,300 3,540,678
Mitsubishi UFJ Financial Group, Inc. 483,900 7,805,969
Mitsui & Co. Ltd. † 104,300 2,589,894
Mitsui Fudosan Co. Ltd. 111,600 1,214,889
Mizuho Financial Group, Inc. 106,100 3,566,642
MS&AD Insurance Group Holdings, Inc. 54,300 1,229,674
Murata Manufacturing Co. Ltd. 70,400 1,336,477
NEC Corp. 54,700 1,750,897
Nintendo Co. Ltd. 46,600 4,031,796
NTT, Inc. 1,261,800 1,318,985
Oriental Land Co. Ltd. 45,600 1,097,732
ORIX Corp. 49,100 1,288,678
Otsuka Holdings Co. Ltd. 18,300 975,952
Panasonic Holdings Corp. 98,400 1,068,042
Recruit Holdings Co. Ltd. 56,100 3,016,151
Renesas Electronics Corp. 71,100 818,019

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Seven & i Holdings Co. Ltd. 88,000 $ 1,180,820
Shin-Etsu Chemical Co. Ltd. 71,200 2,331,338
SoftBank Corp. 1,211,100 1,781,284
SoftBank Group Corp. 40,300 5,085,075
Sompo Holdings, Inc. 37,500 1,159,333
Sony Financial Group, Inc. * 2,600 2,883
Sony Group Corp. 259,600 7,462,644
Sumitomo Corp. 46,000 1,330,918
Sumitomo Mitsui Financial Group, Inc. 155,800 4,383,099
Suzuki Motor Corp. 66,400 966,710
Takeda Pharmaceutical Co. Ltd. 67,200 1,973,690
Terumo Corp. 56,300 928,754
Tokio Marine Holdings, Inc. 77,600 3,284,275
Tokyo Electron Ltd. 18,900 3,350,346
Toyota Industries Corp. 6,900 776,032
Toyota Motor Corp. 400,000 7,682,584
Toyota Tsusho Corp. 29,100 805,556
133,576,418
Luxembourg - 0.1%
spacing
ArcelorMittal SA 19,799 714,267
Netherlands - 4.1%
spacing
Adyen NV * ~ 1,064 1,712,060
Argenx SE * 2,584 1,909,189
ASM International NV 1,978 1,193,030
ASML Holding NV 16,625 16,212,483
Heineken Holding NV 5,540 380,394
Heineken NV 12,180 953,804
ING Groep NV 127,558 3,344,030
Koninklijke Ahold Delhaize NV 38,406 1,554,079
Koninklijke Philips NV 32,522 890,910
Universal Music Group NV 46,477 1,343,067
Wolters Kluwer NV 10,068 1,374,281
30,867,327
Norway - 0.2%
spacing
DNB Bank ASA 37,430 1,020,192
Equinor ASA 32,373 789,451
1,809,643
Singapore - 1.5%
spacing
DBS Group Holdings Ltd. 89,809 3,561,625
Oversea-Chinese Banking Corp. Ltd. 142,957 1,822,646
Sea Ltd. ADR * 16,149 2,886,311
Singapore Telecommunications Ltd. 313,800 1,003,240
STMicroelectronics NV 28,842 815,217
United Overseas Bank Ltd. 53,300 1,431,395
11,520,434
South Africa - 0.2%
spacing
Anglo American PLC 47,248 1,781,595
Spain - 3.3%
spacing
Aena SME SA ~ 31,655 865,426
Amadeus IT Group SA 19,027 1,512,451
Banco Bilbao Vizcaya Argentaria SA 243,258 4,687,495
Banco Santander SA 628,270 6,593,266
CaixaBank SA (SIBE) 164,468 1,737,097
Cellnex Telecom SA * ~ 20,875 723,056
Endesa SA 13,347 426,382
Iberdrola SA 267,976 5,072,609
Industria de Diseno Textil SA 46,041 2,548,086
a Shares Value
Telefonica SA 155,611 $ 800,806
24,966,674
Sweden - 2.2%
spacing
Assa Abloy AB Class B  42,290 1,472,024
Atlas Copco AB Class A  113,486 1,924,493
Atlas Copco AB Class B  65,759 989,506
Epiroc AB Class A  27,697 586,347
Epiroc AB Class B  16,580 313,668
EQT AB 15,631 542,105
H & M Hennes & Mauritz AB Class B  24,061 449,789
Hexagon AB Class B  87,631 1,045,714
Investor AB Class B  73,063 2,287,187
Sandvik AB 44,998 1,257,036
Skandinaviska Enskilda Banken AB Class A  63,919 1,253,295
Svenska Handelsbanken AB Class A  61,527 802,782
Swedbank AB Class A  35,834 1,081,674
Telefonaktiebolaget LM Ericsson Class B  118,089 978,486
Volvo AB Class B  67,027 1,927,535
16,911,641
Switzerland - 4.0%
spacing
ABB Ltd. 66,195 4,790,090
Chocoladefabriken Lindt & Spruengli AG (LISN
SW) 4 601,883
Chocoladefabriken Lindt & Spruengli AG (LISP
SW) 40 611,547
Cie Financiere Richemont SA Class A  22,705 4,358,595
DSM-Firmenich AG 7,851 669,834
Givaudan SA 390 1,590,825
Kuehne & Nagel International AG 2,066 386,626
Lonza Group AG 2,967 1,983,850
Partners Group Holding AG 959 1,254,766
Schindler Holding AG (SCHN SW) 970 350,994
Schindler Holding AG (SCHP SW) 1,745 663,582
Sika AG 6,448 1,447,955
Straumann Holding AG 4,711 505,045
Swisscom AG 1,098 798,081
UBS Group AG (XVTX) 134,043 5,510,982
Zurich Insurance Group AG 6,187 4,422,362
29,947,017
United Kingdom - 10.2%
spacing
3i Group PLC 41,093 2,265,167
Ashtead Group PLC 18,008 1,207,640
Associated British Foods PLC 13,545 374,266
AstraZeneca PLC 65,456 10,027,924
BAE Systems PLC 127,187 3,540,430
Barclays PLC 596,965 3,071,575
British American Tobacco PLC 87,997 4,680,321
Coca-Cola Europacific Partners PLC 9,735 880,141
Compass Group PLC 71,678 2,443,197
Diageo PLC 93,941 2,247,789
HSBC Holdings PLC 736,341 10,392,065
Imperial Brands PLC 32,609 1,385,276
Legal & General Group PLC 242,079 777,537
Lloyds Banking Group PLC 2,528,659 2,861,389
London Stock Exchange Group PLC 20,056 2,300,083
National Grid PLC 206,968 2,973,853
NatWest Group PLC 341,857 2,414,655
Reckitt Benckiser Group PLC 28,685 2,208,801
RELX PLC 77,468 3,701,328
Rolls-Royce Holdings PLC 356,702 5,733,715

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SSE PLC 46,732 $ 1,096,131
Standard Chartered PLC 83,407 1,618,725
Tesco PLC 277,340 1,662,288
Unilever PLC 103,525 6,119,217
Vodafone Group PLC 821,953 955,850
76,939,363
United States - 10.3%
spacing
Alcon AG 21,107 1,587,559
Amrize Ltd. * 21,552 1,053,802
BP PLC 669,507 3,844,074
CSL Ltd. 20,439 2,688,672
Experian PLC 38,788 1,948,211
Ferrovial SE 21,698 1,246,339
GSK PLC 172,390 3,701,552
Haleon PLC 379,182 1,706,386
Holcim AG 21,549 1,838,657
Nestle SA 108,824 9,993,878
Novartis AG 80,275 10,321,624
Roche Holding AG (RO SW) 1,349 466,741
Roche Holding AG (ROG SW) 29,669 9,879,287
Sanofi SA 46,640 4,416,526
Schneider Electric SE 23,143 6,514,113
Shell PLC 248,743 8,865,447
Spotify Technology SA * 6,454 4,504,892
Stellantis NV 85,057 789,462
Swiss Re AG 12,626 2,344,988
77,712,210
Total Common Stocks
    (Cost $565,811,811) 736,162,403
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
4.058% due 11/13/25 ‡ $ 450,000 447,848
Total Short-Term Investments
(Cost $447,788) 447,848
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.7%
    (Cost $568,819,642) 738,561,507
Shares
SECURITIES LENDING COLLATERAL - 8.2%
Mutual Funds - 1.9%
The Morgan Stanley Institutional Liquidity
Funds 3.990
%
14,604,402 14,604,402
Principal
Amount
Repurchase Agreements - 6.3%
Clear Street LLC
4.220% due 10/01/25
(Dated 09/30/25, repurchase price of
$24,813,897; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.840% - 7.000% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $25,310,175) $ 24,810,989 24,810,989
Principal
Amount Value
State of Wisconsin Investment Board
4.190% due 10/14/25
(Dated 09/30/25, repurchase price of
$22,604,613; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 1.250% and maturity dates ranging from
04/15/28 - 01/15/32 and an aggregate value
of $23,034,817) $ 22,567,840 $ 22,567,840
47,378,829
Total Securities Lending Collateral
(Cost $61,983,231) 61,983,231
a
TOTAL INVESTMENTS - 105.9%
(Cost $630,802,873) 800,544,738
DERIVATIVES - 0.0% 127,725
OTHER ASSETS & LIABILITIES, NET - (5.9%) (44,834,061)
NET ASSETS - 100.0% $ 755,838,402

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2025, open futures contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 12/25 116 $ 16,048,760 $ 16,154,740 $ 105,980
Montreal Exchange S&P/TSX 60 Index 12/25 7 1,761,628 1,783,373 21,745
Total Futures Contracts $ 127,725

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2025 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
† Securities (or a portion of securities) on loan as of September 30, 2025.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, reverse repurchase agreements, and/or swap agreements as of September 30, 2025.
§ Variable rate investments. The rate shown is based on the latest available information as of September 30, 2025. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of September 30, 2025.
The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of September 30, 2025. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
EUX Eurex
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
SGN Societe Generale
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
COP Colombia Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
REIT Real Estate Investment Trust

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2025 (Unaudited)
1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the
Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.
Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief
Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Bond Contracts
Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2025 are summarized in the following table:
3. INVESTMENTS IN AFFILIATED FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2025 is as follows:
r
:
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Core Income $ 77,841 $ 77,785 ( $ 56 )
Floating Rate Income 340,160 341,164 1,004
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 19,779,641 $ 15,524,401 $ 10,219,449 $ 1,032,009 ( $ 67,709 ) $ 26,048,893 2,060,123
PD Aggregate Bond Index Class P 210,872,053 20,881,907 33,164,787 2,909,033 9,313,665 210,811,871 15,427,552
PD High Yield Bond Market Class P 31,894,603 12,882,398 13,488,290 2,937,359 (1,084,079) 33,141,991 1,492,062
PD Large-Cap Growth Index Class P 72,729,313 9,504,337 30,204,048 10,508,898 (295,734) 62,242,766 481,464
PD Large-Cap Value Index Class P 67,803,522 2,716,098 15,244,532 8,320,473 (1,385,221) 62,210,340 1,097,313
PD Mid-Cap Index Class P 13,881,305 4,164,307 3,012,734 688,279 1,073,453 16,794,610 996,388
PD Small-Cap Growth Index Class P 4,598,625 385,104 2,982,092 647,421 (255,702) 2,393,356 45,534
PD Small-Cap Value Index Class P 9,207,228 6,554,544 6,711,993 164,220 333,402 9,547,401 229,868
PD Emerging Markets Index Class P 2,400,717 4,659,866 2,532,197 61,743 160,628 4,750,757 200,588
PD International Large-Cap Index Class P 47,171,967 5,413,982 15,794,307 5,010,561 6,388,775 48,190,978 1,436,814
Total $ 480,338,974 $ 82,686,944 $ 133,354,429 $ 32,279,996 $ 14,181,478 $ 476,132,963
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 78,668,201 $ 102,758,784 $ 59,151,077 $ 4,656,602 $ 103,428 $ 127,035,938 10,046,864
PD Aggregate Bond Index Class P 655,531,010 92,074,417 125,038,994 11,645,348 26,540,117 660,751,898 48,354,888
PD High Yield Bond Market Class P 117,095,389 81,411,144 53,785,242 13,272,575 (5,601,952) 152,391,914 6,860,729
PD Large-Cap Growth Index Class P 578,544,009 39,974,630 171,330,239 113,425,641 (34,079,443) 526,534,598 4,072,883
PD Large-Cap Value Index Class P 508,358,241 20,373,336 69,116,141 31,428,931 22,380,386 513,424,753 9,056,176
PD Mid-Cap Index Class P 147,230,081 10,302,572 42,069,277 14,911,246 (1,668,591) 128,706,031 7,635,850
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Moderate Growth (continued)
PD Small-Cap Growth Index Class P $ 36,581,736 $ 3,226,123 $ 28,892,874 $ 6,336,919 ( $ 4,412,798 ) $ 12,839,106 244,268
PD Small-Cap Value Index Class P 73,244,492 35,264,622 36,530,973 2,245,242 2,601,965 76,825,348 1,849,687
PD Emerging Markets Index Class P 25,462,127 37,206,374 26,760,108 2,188,164 131,625 38,228,182 1,614,079
PD International Large-Cap Index Class P 312,700,818 37,951,470 103,370,085 40,292,800 35,573,179 323,148,182 9,634,661
Total $ 2,533,416,104 $ 460,543,472 $ 716,045,010 $ 240,403,468 $ 41,567,916 $ 2,559,885,950
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 32,419,960 $ 87,944,780 $ 29,344,772 $ 424,699 $ 2,014,650 $ 93,459,317 7,391,397
PD Aggregate Bond Index Class P 243,669,766 42,173,855 50,782,498 (3,257,067) 17,482,839 249,286,895 18,243,216
PD High Yield Bond Market Class P 117,960,018 27,174,491 57,520,800 7,521,662 (1,707,491) 93,427,880 4,206,151
PD Large-Cap Growth Index Class P 540,398,345 55,535,457 179,389,435 80,030,511 (3,178,777) 493,396,101 3,816,548
PD Large-Cap Value Index Class P 480,334,840 62,968,668 100,938,557 53,382,547 (2,607,920) 493,139,578 8,698,371
PD Mid-Cap Index Class P 131,465,668 22,028,521 30,280,826 6,663,559 6,895,131 136,772,053 8,114,390
PD Small-Cap Growth Index Class P 50,252,497 4,147,094 25,683,015 244,820 2,524,137 31,485,533 599,023
PD Small-Cap Value Index Class P 70,431,311 30,028,388 32,490,779 2,486,686 2,811,092 73,266,698 1,764,007
PD Emerging Markets Index Class P 52,465,690 19,552,598 28,275,329 16,348 8,322,312 52,081,619 2,199,002
PD International Large-Cap Index Class P 360,834,827 30,702,434 97,340,733 39,164,044 47,021,786 380,382,358 11,341,097
Total $ 2,080,232,922 $ 382,256,286 $ 632,046,744 $ 186,677,809 $ 79,577,759 $ 2,096,698,032
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ 33,182 $ 535,604 $ 140,491 $ 1,236 $ 8,119 $ 437,650 34,612
PD Aggregate Bond Index Class P 97,846 306,835 151,958 1,081 8,851 262,655 19,222
PD High Yield Bond Market Class P 98,849 687,011 276,164 1,739 13,569 525,004 23,636
PD Large-Cap Growth Index Class P 1,852,439 3,512,659 1,236,404 136,652 601,072 4,866,418 37,643
PD Large-Cap Value Index Class P 1,644,320 3,144,853 811,668 53,841 301,929 4,333,275 76,434
PD Mid-Cap Index Class P 532,095 1,160,225 402,113 22,675 105,898 1,418,780 84,173
PD Small-Cap Growth Index Class P 186,700 347,348 140,774 (5,954) 54,970 442,290 8,415
PD Small-Cap Value Index Class P 249,297 723,248 249,491 (16,094) 87,011 793,971 19,116
PD Emerging Markets Index Class P 193,400 389,587 140,261 8,590 75,476 526,792 22,242
PD International Large-Cap Index Class P 1,497,062 2,847,359 867,219 65,562 553,682 4,096,446 122,135
Total $ 6,385,190 $ 13,654,729 $ 4,416,543 $ 269,328 $ 1,810,577 $ 17,703,281
– – – – – –
Portfolio Optimization Conservative
Bond Plus Class P $ 25,413,298 $ 49,683,178 $ 5,362,357 $ 97,853 $ 4,847,435 $ 74,679,407 7,075,139
Core Income Class P 38,585,966 2,090,906 10,728,082 967,871 954,209 31,870,870 2,396,285
Diversified Bond Class P 188,210,034 11,881,823 52,119,747 959,052 10,334,612 159,265,774 10,659,313
Floating Rate Income Class P 9,990,249 10,289,444 11,440,249 1,086,969 (621,530) 9,304,883 520,170
High Yield Bond Class P 44,499,771 25,693,363 12,695,154 2,323,887 706,588 60,528,455 4,816,878
Inflation Managed Class P 19,527,516 5,993,544 3,734,476 (16,299) 1,494,838 23,265,123 1,518,766
Intermediate Bond Class P 89,506,432 18,700,066 42,447,652 868,343 2,806,525 69,433,714 6,924,316
Short Duration Bond Class P 94,654,491 37,513,680 38,411,080 3,893,361 133,064 97,783,516 7,924,017
Total Return Class P 161,203,721 17,375,305 48,215,454 (305,566) 10,211,061 140,269,067 8,427,052
Emerging Markets Debt Class P 19,744,495 14,674,272 4,769,907 911,816 1,994,614 32,555,290 2,133,723
Equity Index Class P 674,983 169,935 194,824 26,166 77,247 753,507 4,112
Focused Growth Class P 4,848,454 121,063 4,409,212 1,712,846 (1,429,811) 843,340 9,498
Growth Class P 14,449,456 3,373,343 17,456,269 5,832,595 (4,504,665) 1,694,460 17,214
Large-Cap Core Class P 40,952,759 8,438,582 14,761,139 4,757,898 885,010 40,273,110 365,252
Large-Cap Growth Class P 27,387,459 2,422,882 23,005,722 8,803,926 (6,275,691) 9,332,854 238,846
Large-Cap Plus Bond Alpha Class P 18,341,752 1,943,185 1,700,461 142,932 2,828,035 21,555,443 1,807,147
Large-Cap Value Class P 20,405,898 198,394 19,559,295 3,013,381 (2,743,326) 1,315,052 27,552
Mid-Cap Growth Class P 18,953,997 5,955,983 17,488,199 (121,777) (71,893) 7,228,111 226,498
Mid-Cap Plus Bond Alpha Class P 8,498,849 16,059,331 2,869,805 864,422 735,407 23,288,204 453,439
Mid-Cap Value Class P 9,847,566 9,565,856 13,167,717 1,670,772 (667,128) 7,249,349 132,465
QQQ Plus Bond Alpha Class P 5,038,588 16,844,400 604,178 70,892 1,502,785 22,852,487 1,869,693
Small-Cap Equity Class P 11,050,939 6,288,408 13,442,733 (125,135) 454,657 4,226,136 93,584
Small-Cap Growth Class P 3,642,443 472,410 2,616,577 229,007 63,905 1,791,188 48,569
Small-Cap Index Class P – 681,866 155,012 (7,614) 44,934 564,174 13,914
Small-Cap Plus Bond Alpha Class P 1,970,781 3,364,672 332,430 (30,026) 310,357 5,283,354 470,990
Small-Cap Value Class P 6,595,634 1,440,098 5,199,083 (262,156) (342,736) 2,231,757 60,038
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
Value Class P $ 19,286,682 $ 6,252,367 $ 4,895,199 $ 1,102,593 $ 1,784,219 $ 23,530,662 803,402
Value Advantage Class P 15,635,434 4,727,025 11,123,601 2,899,492 (2,367,940) 9,770,410 298,843
Emerging Markets Class P – 4,709,671 674,702 51,810 608,720 4,695,499 196,515
International Equity Plus Bond Alpha Class P 5,219,895 1,634,044 2,318,321 87,866 1,072,462 5,695,946 463,464
International Growth Class P 6,490,143 9,698,547 8,267,475 783,792 814,136 9,519,143 814,050
International Large-Cap Class P 10,201,627 142,367 7,700,195 1,010,181 147,201 3,801,181 204,101
International Small-Cap Class P 9,575,101 5,527,101 7,848,778 381,706 1,791,600 9,426,730 434,731
International Value Class P 16,391,609 7,753,797 17,211,536 4,258,289 2,946,121 14,138,280 511,176
Real Estate Class P 4,758,491 5,005,693 5,294,367 609,433 (348,971) 4,730,279 119,278
Total $ 971,554,513 $ 316,686,601 $ 432,220,988 $ 48,550,578 $ 30,176,051 $ 934,746,755
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ 31,912,859 $ 62,391,412 $ 7,132,067 $ 135,721 $ 6,056,844 $ 93,364,769 8,845,393
Core Income Class P 49,342,769 2,558,175 14,364,542 1,285,993 1,124,971 39,947,366 3,003,535
Diversified Bond Class P 232,337,082 3,519,129 72,573,940 (402,620) 13,837,052 176,716,703 11,827,266
Floating Rate Income Class P 14,973,080 7,568,181 16,016,018 1,562,973 (1,163,382) 6,924,834 387,119
High Yield Bond Class P 59,285,748 15,855,432 29,499,246 3,625,179 (755,872) 48,511,241 3,860,543
Inflation Managed Class P 21,951,746 1,449,840 4,270,891 384,936 1,261,476 20,777,107 1,356,346
Intermediate Bond Class P 113,946,286 33,908,865 55,662,861 460,355 4,451,983 97,104,628 9,683,814
Short Duration Bond Class P 59,733,332 55,152,119 21,124,212 2,070,364 1,197,587 97,029,190 7,862,889
Total Return Class P 201,766,346 24,047,757 62,666,329 1,806,106 10,810,055 175,763,935 10,559,505
Emerging Markets Debt Class P 7,398,250 28,160,634 3,072,805 329,612 1,795,955 34,611,646 2,268,500
Equity Index Class P 4,769,448 125,190 3,415,923 581,960 (238,196) 1,822,479 9,946
Focused Growth Class P 12,824,880 235,682 11,569,896 3,492,391 (2,751,514) 2,231,543 25,132
Growth Class P 41,870,577 7,089,045 35,439,674 14,839,861 (12,386,823) 15,972,986 162,267
Large-Cap Core Class P 106,351,956 9,056,779 30,632,434 11,139,381 2,452,500 98,368,182 892,137
Large-Cap Growth Class P 71,298,664 5,062,771 43,497,162 14,599,245 (9,017,443) 38,446,075 983,911
Large-Cap Plus Bond Alpha Class P 45,480,123 1,963,639 5,588,035 219,076 6,702,088 48,776,891 4,089,316
Large-Cap Value Class P 40,217,154 18,803 30,935,145 5,964,196 (4,220,007) 11,045,001 231,407
Mid-Cap Growth Class P 30,213,342 13,573,340 15,612,615 621,153 1,244,610 30,039,830 941,318
Mid-Cap Plus Bond Alpha Class P 9,170,965 647,193 897,680 400,134 532,229 9,852,841 191,842
Mid-Cap Value Class P 2,389,925 14,067,807 9,256,879 1,091,336 816,257 9,108,446 166,435
QQQ Plus Bond Alpha Class P 11,808,988 30,781,586 2,386,123 242,192 3,640,330 44,086,973 3,607,007
Small-Cap Equity Class P 19,050,538 2,234,366 5,598,491 486,311 461,471 16,634,195 368,348
Small-Cap Growth Class P 10,079,786 – 10,718,576 1,298,881 (660,091) – –
Small-Cap Index Class P 2,083,748 9,185,883 6,592,831 360,429 281,027 5,318,256 131,158
Small-Cap Plus Bond Alpha Class P 5,748,928 4,220,166 1,982,208 77,096 492,870 8,556,852 762,810
Small-Cap Value Class P 4,873,719 7,925,775 7,633,858 (945,757) (67,605) 4,152,274 111,704
Value Class P 44,987,493 23,721,512 9,534,085 2,542,047 3,986,749 65,703,716 2,243,307
Value Advantage Class P 35,579,569 8,555,787 8,604,232 4,137,733 (1,774,664) 37,894,193 1,159,054
Emerging Markets Class P 14,366,790 13,775,934 16,127,304 350,523 1,611,734 13,977,677 584,990
International Equity Plus Bond Alpha Class P 13,576,253 2,042,168 2,727,664 215,796 3,266,706 16,373,259 1,332,250
International Growth Class P 27,352,353 7,114,393 19,822,418 3,948,368 1,101,094 19,693,790 1,684,157
International Large-Cap Class P 31,011,344 2,528,039 9,659,379 2,101,786 3,296,532 29,278,322 1,572,076
International Small-Cap Class P 14,352,131 22,744,928 21,244,890 1,359,854 3,834,195 21,046,218 970,586
International Value Class P 42,489,534 12,605,645 24,322,356 7,922,116 8,863,407 47,558,346 1,719,495
Real Estate Class P 14,265,573 620,048 8,261,669 757,756 (341,157) 7,040,551 177,533
Total $ 1,448,861,279 $ 434,508,023 $ 628,444,438 $ 89,062,483 $ 49,742,968 $ 1,393,730,315
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ 89,640,796 $ 171,079,840 $ 18,383,420 $ 275,026 $ 16,499,771 $ 259,112,013 24,548,313
Core Income Class P 138,992,001 9,058,895 46,973,805 4,164,479 2,376,559 107,618,129 8,091,518
Diversified Bond Class P 658,902,262 52,820,409 274,081,939 (21,486,669) 58,298,063 474,452,126 31,754,052
Floating Rate Income Class P 34,668,425 69,928,432 73,510,010 1,439,130 234,899 32,760,876 1,831,430
High Yield Bond Class P 205,901,337 76,606,765 128,373,962 9,883,148 (86,581) 163,930,707 13,045,669
Inflation Managed Class P 33,883,640 2,939,475 6,626,415 (34,348) 2,602,637 32,764,989 2,138,925
Intermediate Bond Class P 274,674,110 171,598,273 141,804,227 4,554,213 9,928,696 318,951,065 31,807,575
Short Duration Bond Class P 242,034,065 351,546,916 149,210,349 12,800,389 1,866,567 459,037,588 37,198,719
Total Return Class P 531,952,403 93,608,811 179,855,677 89,743 33,956,298 479,751,578 28,822,403
Emerging Markets Debt Class P 34,259,192 67,390,773 10,278,759 1,025,285 5,850,576 98,247,067 6,439,261
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate (continued)
Equity Index Class P $ 26,770,416 $ 580,730 $ 16,916,091 $ 6,265,866 ( $ 4,099,623 ) $ 12,601,298 68,772
Focused Growth Class P 141,868,723 1,305,471 134,370,827 41,798,760 (34,766,283) 15,835,844 178,342
Growth Class P 254,061,223 69,709,882 176,933,499 96,388,969 (74,859,162) 168,367,413 1,710,416
Large-Cap Core Class P 727,139,439 57,893,876 170,266,513 63,397,053 31,789,077 709,952,932 6,438,823
Large-Cap Growth Class P 493,570,549 26,664,625 239,318,047 110,513,417 (65,499,381) 325,931,163 8,341,225
Large-Cap Plus Bond Alpha Class P 312,586,677 6,450,515 32,477,428 1,368,852 46,253,684 334,182,300 28,016,897
Large-Cap Value Class P 256,389,703 2,094,284 167,127,398 60,121,995 (48,296,155) 103,182,429 2,161,800
Mid-Cap Growth Class P 221,404,699 91,151,897 105,084,135 9,023,120 (348,540) 216,147,041 6,773,109
Mid-Cap Plus Bond Alpha Class P 71,881,442 23,438,797 6,361,387 2,790,569 5,379,174 97,128,595 1,891,167
Mid-Cap Value Class P 61,842,563 63,524,551 85,596,108 17,225,345 (5,950,187) 51,046,164 932,748
QQQ Plus Bond Alpha Class P 77,254,462 199,006,914 14,401,387 1,127,500 24,354,672 287,342,161 23,509,106
Small-Cap Equity Class P 115,058,494 25,147,317 61,584,180 3,422,475 (43,317) 82,000,789 1,815,827
Small-Cap Growth Class P 71,308,204 12,098,896 80,913,217 2,118,244 (2,620,664) 1,991,463 54,000
Small-Cap Index Class P 17,367,510 1,042,750 11,019,172 1,431,212 (214,921) 8,607,379 212,274
Small-Cap Plus Bond Alpha Class P 34,419,244 19,657,373 3,637,794 37,103 3,890,261 54,366,187 4,846,532
Small-Cap Value Class P 51,583,107 41,192,307 38,761,201 (1,663,114) (1,931,552) 50,419,547 1,356,381
Value Class P 304,963,554 124,685,493 49,493,912 13,201,734 30,812,269 424,169,138 14,482,309
Value Advantage Class P 255,625,692 44,059,536 46,596,863 28,078,220 (11,264,836) 269,901,749 8,255,373
Emerging Markets Class P 66,528,056 65,998,254 48,189,897 2,909,772 11,944,902 99,191,087 4,151,322
International Equity Plus Bond Alpha Class P 82,946,142 6,933,543 13,046,383 998,462 20,235,779 98,067,543 7,979,503
International Growth Class P 227,196,607 4,657,723 115,161,556 26,158,115 12,653,585 155,504,474 13,298,300
International Large-Cap Class P 185,952,440 27,857,649 53,442,208 15,893,226 17,788,956 194,050,063 10,419,365
International Small-Cap Class P 99,688,516 71,598,773 60,191,709 2,691,263 18,969,387 132,756,230 6,122,304
International Value Class P 232,221,644 50,183,048 114,406,396 35,353,184 50,180,079 253,531,559 9,166,557
Real Estate Class P 33,028,090 65,990,708 67,547,220 4,319,302 (2,482,996) 33,307,884 839,886
Total $ 6,667,565,427 $ 2,169,503,501 $ 2,941,943,091 $ 557,681,040 $ 153,401,693 $ 6,606,208,570
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ 45,488,316 $ 76,062,258 $ 20,179,113 $ 160,964 $ 7,081,047 $ 108,613,472 10,290,058
Core Income Class P 21,265,716 34,686,494 8,752,245 513,169 2,027,496 49,740,630 3,739,864
Diversified Bond Class P 314,091,065 42,669,465 151,094,271 (4,237,136) 20,836,015 222,265,138 14,875,724
Floating Rate Income Class P 32,950,476 66,955,091 70,063,380 1,360,492 231,183 31,433,862 1,757,246
High Yield Bond Class P 195,698,771 40,763,656 118,419,845 13,421,567 (5,631,683) 125,832,466 10,013,797
Inflation Managed Class P 32,204,793 3,318,712 6,534,238 (36,885) 2,485,431 31,437,813 2,052,286
Intermediate Bond Class P 151,481,753 106,950,415 85,679,527 3,742,633 4,227,246 180,722,520 18,022,655
Short Duration Bond Class P 164,314,549 301,572,107 160,236,624 7,232,436 1,720,373 314,602,841 25,494,258
Total Return Class P 240,544,326 35,770,946 96,277,712 6,552,299 7,990,997 194,580,856 11,689,983
Emerging Markets Debt Class P 32,561,575 33,563,790 8,749,916 995,423 4,474,117 62,844,989 4,118,956
Equity Index Class P – 14,020,206 2,062,029 14,173 1,391,324 13,363,674 72,933
Focused Growth Class P 63,343,269 1,358,729 50,895,379 14,714,049 (10,160,707) 18,359,961 206,769
Growth Class P 314,549,994 57,446,139 207,516,006 126,939,298 (99,342,254) 192,077,171 1,951,280
Large-Cap Core Class P 792,895,235 41,742,072 172,569,300 52,207,785 50,011,654 764,287,446 6,931,603
Large-Cap Growth Class P 564,203,534 28,071,590 267,908,576 129,172,921 (75,205,034) 378,334,435 9,682,329
Large-Cap Plus Bond Alpha Class P 331,472,443 4,250,150 29,026,549 1,318,725 49,231,260 357,246,029 29,950,495
Large-Cap Value Class P 293,547,368 4,787,725 200,270,472 75,080,648 (60,814,356) 112,330,913 2,353,472
Mid-Cap Growth Class P 207,385,368 102,345,221 111,312,933 6,994,471 1,981,246 207,393,373 6,498,807
Mid-Cap Plus Bond Alpha Class P 74,468,526 81,477,658 9,899,264 4,337,304 6,758,141 157,142,365 3,059,680
Mid-Cap Value Class P 55,685,255 59,704,504 76,988,255 17,679,866 (7,102,510) 48,978,860 894,973
QQQ Plus Bond Alpha Class P 80,507,109 212,788,650 14,914,437 1,048,857 27,699,948 307,130,127 25,128,072
Small-Cap Equity Class P 124,547,921 26,182,004 63,967,683 6,568,233 (1,325,856) 92,004,619 2,037,352
Small-Cap Growth Class P 129,389,550 9,145,291 101,754,691 6,095,291 (837,557) 42,037,884 1,139,884
Small-Cap Index Class P 8,559,238 1,994,804 1,962,625 422,310 515,644 9,529,371 235,013
Small-Cap Plus Bond Alpha Class P 40,703,973 56,331,943 4,595,039 102,834 4,858,850 97,402,561 8,683,056
Small-Cap Value Class P 64,349,287 49,129,072 37,164,811 (1,005,890) (542,538) 74,765,120 2,011,323
Value Class P 325,233,423 189,803,153 66,155,095 18,804,042 29,606,217 497,291,740 16,978,917
Value Advantage Class P 258,495,930 63,777,998 55,431,097 33,512,848 (15,360,787) 284,994,892 8,717,020
Emerging Markets Class P 158,078,405 60,918,752 92,927,131 1,710,889 30,841,141 158,622,056 6,638,613
International Equity Plus Bond Alpha Class P 107,356,569 6,244,620 17,431,482 1,127,834 25,693,397 122,990,938 10,007,455
International Growth Class P 311,501,881 28,471,242 135,766,312 15,123,086 41,782,325 261,112,222 22,329,575
International Large-Cap Class P 269,196,970 17,191,345 76,597,931 22,023,607 23,075,815 254,889,806 13,686,108
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
As of September 30, 2025, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
4. SECURITIES LENDING
Certain Funds may participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to certain approved brokers, dealers and qualified financial institutions who are required to secure the loans continuously with collateral that meets certain guidelines and regulations and who pay the Fund’s negotiated lenders’ fees. By lending its portfolio securities, a Fund attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Fund.
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
International Small-Cap Class P $ 126,332,457 $ 104,158,180 $ 70,801,048 $ 5,173,426 $ 26,206,385 $ 191,069,400 8,811,526
International Value Class P 286,866,019 58,439,030 134,071,330 54,168,034 56,827,045 322,228,798 11,650,339
Real Estate Class P 94,175,897 37,724,437 70,927,511 6,880,045 (3,934,884) 63,917,984 1,611,745
Total $ 6,313,446,961 $ 2,059,817,449 $ 2,798,903,857 $ 629,919,648 $ 147,296,131 $ 6,351,576,332
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ 3,454,466 $ 3,723,361 $ 4,716,999 $ 49,419 $ 129,462 $ 2,639,709 250,086
Core Income Class P – 1,825,964 258,771 3,384 72,285 1,642,862 123,522
Diversified Bond Class P 13,691,684 133,347 13,182,020 786,866 (444,132) 985,745 65,974
Floating Rate Income Class P 8,361,200 9,007,185 9,556,460 322,951 67,010 8,201,886 458,510
High Yield Bond Class P 16,553,235 17,849,028 18,861,411 520,321 355,272 16,416,445 1,306,427
Inflation Managed Class P – 8,226,242 29,128 20 5,786 8,202,920 535,493
Intermediate Bond Class P 1,308,611 3,025,558 3,730,241 78,545 (25,258) 657,215 65,541
Short Duration Bond Class P 8,339,050 51,512,052 11,678,853 85,666 994,809 49,252,724 3,991,260
Total Return Class P 6,055,027 20,063,942 8,260,087 469,471 238,445 18,566,798 1,115,452
Emerging Markets Debt Class P – 8,181,172 471,477 16,955 472,270 8,198,920 537,370
Equity Index Class P – 3,879,357 460,506 5,090 395,115 3,819,056 20,843
Focused Growth Class P 17,666,127 357,652 14,024,984 4,056,501 (2,769,097) 5,286,199 59,533
Growth Class P 94,332,110 8,824,908 37,167,012 22,717,301 (13,031,880) 75,675,427 768,774
Large-Cap Core Class P 220,026,385 10,635,078 40,711,606 11,617,596 17,385,055 218,952,508 1,985,760
Large-Cap Growth Class P 165,857,993 7,458,859 61,637,730 26,619,480 (9,333,065) 128,965,537 3,300,484
Large-Cap Plus Bond Alpha Class P 95,107,402 1,310,268 8,961,792 296,539 14,083,598 101,836,015 8,537,643
Large-Cap Value Class P 85,093,447 2,272,852 58,445,226 17,578,045 (13,380,149) 33,118,969 693,884
Mid-Cap Growth Class P 74,766,817 10,761,961 31,355,964 610,248 2,641,602 57,424,664 1,799,439
Mid-Cap Plus Bond Alpha Class P 21,050,195 45,482,831 3,034,559 1,317,935 2,942,290 67,758,692 1,319,313
Mid-Cap Value Class P 20,883,940 15,271,995 23,263,846 6,319,739 (3,112,356) 16,099,472 294,180
QQQ Plus Bond Alpha Class P 23,009,141 48,409,811 3,182,132 234,605 7,775,382 76,246,807 6,238,187
Small-Cap Equity Class P 26,520,986 21,498,220 16,159,078 1,953,824 (204,733) 33,609,219 744,243
Small-Cap Growth Class P 30,803,971 3,933,683 14,841,749 1,327,184 1,213,328 22,436,417 608,378
Small-Cap Index Class P 5,430,556 340,389 3,035,702 482,813 (68,508) 3,149,548 77,674
Small-Cap Plus Bond Alpha Class P 10,928,253 23,040,846 608,728 2,965 1,565,092 34,928,428 3,113,732
Small-Cap Value Class P 27,373,882 4,362,040 9,908,323 (563,427) 211,169 21,475,341 577,727
Value Class P 93,249,796 42,722,291 19,616,385 5,228,104 8,173,924 129,757,730 4,430,288
Value Advantage Class P 76,798,310 18,434,530 19,251,766 10,623,186 (5,285,000) 81,319,260 2,487,278
Emerging Markets Class P 56,160,624 897,336 19,833,169 6,732,886 5,708,841 49,666,518 2,078,631
International Equity Plus Bond Alpha Class P 33,608,414 2,201,926 4,519,358 299,270 8,241,521 39,831,773 3,241,008
International Growth Class P 94,642,270 11,311,962 27,162,838 4,504,559 14,035,885 97,331,838 8,323,542
International Large-Cap Class P 93,853,549 4,349,865 45,298,961 12,936,233 1,672,993 67,513,679 3,625,094
International Small-Cap Class P 56,104,713 12,449,611 21,580,652 1,457,239 9,733,821 58,164,732 2,682,376
International Value Class P 89,101,038 18,409,838 36,957,252 18,335,177 15,794,194 104,682,995 3,784,865
Real Estate Class P 23,899,921 9,658,814 17,786,984 772,619 133,730 16,678,100 420,552
Total $ 1,594,033,113 $ 451,824,774 $ 609,551,749 $ 157,799,309 $ 66,388,701 $ 1,660,494,148
– – – – – –
Portfolio
Ownership
Percentage
ESG Diversified Growth 57.46%
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2025 (Unaudited)
The Fund receives cash, cash equivalents, or U.S. Government securities in an amount at least equal to 102% of the market value of loaned U.S.
securities, and 105% of the market value of loaned foreign securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in money market instruments and/or repurchase agreement. The market values of securities loaned by participating Funds and the collateral held for securities on loan as September 30, 2025, were as follows:
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1)
Bond Plus $ 2,430,332 $ 2,485,983
Core Income 11,490,897 11,913,221
Diversified Bond 49,360,470 51,218,897
Floating Rate Income 13,369,270 13,774,524
High Yield Bond 69,033,582 71,919,710
Intermediate Bond 8,397,132 8,638,542
Short Duration Bond 10,716,194 11,022,130
Total Return 10,537,181 10,798,008
Emerging Markets Debt 9,633,062 9,966,960
Equity Index 5,312,182 5,405,757
Growth 122,102 127,812
Large-Cap Growth 27,298,022 28,089,628
Large-Cap Plus Bond Alpha 14,589,894 14,935,804
Mid-Cap Growth 17,775,764 18,204,678
Mid-Cap Plus Bond Alpha 6,683,823 6,842,547
Mid-Cap Value 5,623,670 5,878,476
Small-Cap Equity 5,873,673 6,177,372
Small-Cap Growth 16,209,050 16,492,723
Small-Cap Index 65,989,984 67,348,539
Small-Cap Value 8,941,225 9,322,639
Value Advantage 3,108,672 3,223,261
Emerging Markets – 4,305,027
International Equity Plus Bond Alpha 770,698 788,223
International Large-Cap 21,852,551 22,997,087
International Small-Cap 17,888,653 18,328,312
International Value 39,150,734 40,940,948
Health Sciences 2,159,727 2,262,475
Real Estate 8,078,334 8,262,756
Technology 51,870 54,296
PD 1-3 Year Corporate Bond 3,003,232 3,107,709
PD Aggregate Bond Index 1,082,395 1,126,773
PD High Yield Bond Market 10,072,149 10,764,444
PD Large-Cap Growth Index 1,202,576 1,211,558
PD Large-Cap Value Index 3,906,026 3,981,896
PD Mid-Cap Index 1,268,030 1,297,663
PD Small-Cap Growth Index 1,037,402 1,076,312
PD Small-Cap Value Index 5,752,172 5,822,867
PD International Large-Cap Index 59,206,045 61,983,231
(1)
As of September 30, 2025, no non-cash collateral was received for loans outstanding.
4. SECURITIES LENDING (Continued)